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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-21295
                                  ---------------------------------------------

                                JPMorgan Trust I
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           522 Fifth Avenue,  New York,                        NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

              Stephen Benham., 522 Fifth Avenue, New York, NY 10036
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111
                                                   ----------------------------

Date of fiscal year end:  August 31, 2005
                        --------------------------
Date of reporting period: September 1, 2004 through February 28, 2005
                         ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

JPMORGAN FUNDS

MONEY MARKET FUNDS

PRIME MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
100% U.S. TREASURY SECURITIES MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND
NEW YORK MUNICIPAL MONEY MARKET FUND

[JPMORGAN ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                       1

Fund Facts:
   Prime Money Market Fund                               3

   Federal Money Market Fund                             4

   100% U.S. Treasury Securities Money Market Fund       5

   Tax Free Money Market Fund                            6

   California Municipal Money Market Fund                7

   New York Municipal Money Market Fund                  8

Portfolios of Investments                                9

Financial Statements                                   108

Notes to Financial Statements                          117

Financial Highlights                                   142

HIGHLIGHTS

- Mixed economic data included increased business spending despite expiration of some tax incentives, but reflected an uptick in unemployment.

- Inflation remained tame as the Fed raised short-term rates, although higher commodity prices hinted at an increased inflation rate.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

JPMORGAN MONEY MARKET FUNDS

PRESIDENT'S LETTER                                                 MARCH 7, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for certain of the JPMorgan Money Market Funds for the six-month period ended February 28, 2005. Inside you'll find in-depth information on some of our money market funds.

DESPITE SOFT SPOT, U.S. ECONOMY CONTINUES TO GROW

The U.S. economy softened early in the period, largely in response to higher oil prices. However, by the fall of 2004, it had strengthened again. Driven by increased consumer and capital spending, the U.S. gross domestic product grew at 3.8%. Housing market activity, including sales, new housing starts and permits, was stronger than expected. Inflation was well behaved, trending near 1.5% during the last three months of the year.

Economic data released in January and February suggested that economic growth was mixed through the end of the first quarter. Businesses appeared likely to make a strong contribution to the economic expansion despite the expiration of some tax incentives. Core capital goods orders -- an important forward-looking indicator of business investment -- increased by 4.4% in January after a gain of 3.4% in December. The job picture continued to be mixed as more than 124,000 new jobs were added to payrolls, while unemployment was 5.2% in January.

FEDERAL RESERVE MAINTAINS PATTERN OF MEASURED INTEREST-RATE INCREASES

Over the period, the Federal Reserve Board maintained a steady pattern of interest-rate increases, resulting in higher yields for money market investors. In November and again in December, the Fed raised short-term interest rates by a quarter of a percent. It also reaffirmed its intent to raise rates at a measured pace and to "respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." In early 2005, investors began to speculate that such a response would come sooner rather than later. Although inflation grew by a modest 1.6% in 2004, economic data released in February hinted that it could be on the rise. If companies began to pass on higher commodity prices to consumers or consumer expectations changed, the Fed might begin to tighten interest rates more aggressively.

Adding to this concern was the flattening yield curve. The Fed has a direct effect on short-term rates, but the market controls longer rates -- and long-term rates remained low, which was counter to the Fed's intended policy actions. However, the Fed did not drop its "measured pace" rhetoric during the period. It raised rates just a quarter of a percent in February, putting the fed funds rate at 2.50% by period end.

In the coming months, short-term interest rates should continue to rise. Your portfolio managers will be looking for opportunities to obtain the highest possible yields, while remaining focused on the preservation of your principal.

On behalf of all of us here at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,


/s/ George C. W. Gatch

George C. W. Gatch
President
JPMorgan Funds

JPMORGAN PRIME MONEY MARKET FUND
As of February 28, 2005

FUND FACTS

Objective                          HIGHEST POSSIBLE LEVEL OF CURRENT INCOME
                                   WHILE STILL MAINTAINING LIQUIDITY AND
                                   PRESERVING CAPITAL

Primary Investments                HIGH QUALITY, SHORT-TERM, U.S. DOLLAR-DENOMINATED
                                   MONEY MARKET INSTRUMENTS

Suggested investment time frame    SHORT-TERM

Share classes offered              MORGAN, PREMIER, AGENCY, CAPITAL, CASH
                                   MANAGEMENT, INSTITUTIONAL, RESERVE, B AND
                                   C SHARES

Net Assets                         $70.2 BILLION

Average Maturity                   40 DAYS

S&P rating*                        AAAm

Moody's rating*                    Aaa

NAIC rating*                       CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                              32.8%
2-7 days                            4.2%
8-30 days                          30.7%
31-60 days                          6.9%
61-90 days                         11.0%
91-180 days                        12.1%
181+days                            2.3%

7-DAY SEC YIELD(1)

Morgan Shares                      2.08%
Premier Shares                     2.14%
Agency Shares                      2.33%
Capital Shares                     2.43%
Cash Management Shares             1.63%
Institutional Shares               2.39%
Reserve Shares                     1.89%
B Shares                           1.62%
C Shares                           1.62%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE, MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-766-7722 (INSTITUTIONAL INVESTORS) OR 1-800-480-4111 (RETAIL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Capital Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.05%, 2.10%, 2.25%, 2.35%, 1.60%, 2.30%,
1.85%, 1.40%, and 1.40% for Morgan Shares, Premier Shares, Agency Shares, Capital Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund are now available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN FEDERAL MONEY MARKET FUND

As of February 28, 2005

FUND FACTS

Objective                          CURRENT INCOME WHILE STILL PRESERVING CAPITAL
                                   AND MAINTAINING LIQUIDITY

Primary Investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                   INCLUDING TREASURY BILLS, BONDS AND NOTES AS
                                   WELL AS DEBT OBLIGATIONS ISSUED OR GUARANTEED
                                   BY U.S. GOVERNMENT AGENCIES OR
                                   INSTRUMENTALITIES

Suggested investment time frame    SHORT-TERM

Share classes offered              MORGAN, PREMIER, AGENCY, INSTITUTIONAL, AND
                                   RESERVE SHARES

Net Assets                         $4.1 BILLION

Average Maturity                   20 DAYS

S&P rating*                        AAAm

Moody's rating*                    Aaa

NAIC rating*                       APPROVED

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                              34.6%
2-7 days                           12.0%
8-30 days                          39.4%
31-60 days                          5.4%
61-90 days                          3.5%
91-180 days                         4.8%
181+days                            0.3%

7-DAY SEC YIELD(1)

Morgan Shares                      1.86%
Premier Shares                     2.00%
Agency Shares                      2.19%
Institutional Shares               2.25%
Reserve Shares                     1.75%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE, MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-766-7722 (INSTITUTIONAL INVESTORS) OR 1-800-480-4111 (RETAIL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.81%, 1.96%, 2.11%, 2.16%, and 1.71% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund are now available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

As of February 28, 2005

FUND FACTS

Objective                          HIGHEST POSSIBLE LEVEL OF CURRENT INCOME
                                   WHILE STILL MAINTAINING LIQUIDITY AND
                                   PROVIDING MAXIMUM SAFETY OF PRINCIPAL CAPITAL
                                   PRESERVATION

Primary Investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                   INCLUDING TREASURY BILLS, BONDS AND NOTES

Suggested investment time frame    SHORT-TERM

Share classes offered              MORGAN, PREMIER, AGENCY, INSTITUTIONAL,
                                   RESERVE AND CAPITAL SHARES

Net Assets                         $6.6 BILLION

Average Maturity                   43 DAYS

S&P rating*                        AAAm-G

Moody's rating*                    Aaa

NAIC rating*                       APPROVED

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm-G, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss, with the 'G' designation meaning that the Fund's portfolio consists primarily of U.S. Government securities.

The National Association of Insurance Commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                               0.0%
2-7 days                           10.7%
8-30 days                          24.8%
31-60 days                         38.4%
61-90 days                         24.7%
91-180 days                         1.4%
181+days                            0.0%

7-DAY SEC YIELD(1)

Morgan Shares                      1.71%
Premier Shares                     1.90%
Agency Shares                      2.06%
Institutional Shares               2.10%
Reserve Shares                     1.62%
Capital Shares                     2.16%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE, MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-766-7722 (INSTITUTIONAL INVESTORS) OR 1-800-480-4111 (RETAIL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.67%, 1.81%, 1.97%, 2.02%, 1.57%, and 2.07% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares, and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund are now available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN TAX FREE MONEY MARKET FUND

As of February 28, 2005

FUND FACTS

Objective                          HIGHEST POSSIBLE LEVEL OF CURRENT INCOME
                                   EXCLUDED FROM GROSS INCOME WHILE PRESERVING
                                   CAPITAL AND MAINTAINING LIQUIDITY*

Primary Investments                SHORT-TERM MUNICIPAL OBLIGATIONS

Suggested investment time frame    SHORT-TERM

Share classes offered              MORGAN, PREMIER, AGENCY, INSTITUTIONAL AND
                                   RESERVE SHARES

Net Assets                         $15.1 BILLION

Average Maturity                   33 DAYS

S&P rating**                       AAAm

Moody's rating**                   Aaa

NAIC rating**                      CLASS 1

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                               6.1%
2-7 days                           66.8%
8-30 days                           2.8%
31-60 days                          3.2%
61-90 days                          2.8%
91-180 days                        14.7%
181+days                            3.6%

YIELDS

                                      TAXABLE
                          7-DAY      EQUIVALENT
                       SEC YIELD(1)   YIELD(2)
-----------------------------------------------
Morgan Shares             1.28%        1.97%
Premier Shares            1.42%        2.18%
Agency Shares             1.61%        2.48%
Institutional Shares      1.67%        2.57%
Reserve Shares            1.17%        1.80%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE, MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-766-7722 (INSTITUTIONAL INVESTORS) OR 1-800-480-4111 (RETAIL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.23%, 1.38%, 1.53%, 1.58%, and 1.13% for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, and Reserve Shares, respectively.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 35.00%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund are now available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN CALIFORNIA MUNICIPAL MONEY MARKET FUND

As of February 28, 2005

FUND FACTS

Objective                          HIGHEST POSSIBLE LEVEL OF CURRENT INCOME
                                   EXEMPT FROM FEDERAL AND CALIFORNIA INCOME
                                   TAXES, WHILE PRESERVING CAPITAL AND
                                   MAINTAINING LIQUIDITY*

Primary Investments                CALIFORNIA SHORT-TERM MUNICIPAL OBLIGATIONS

Suggested investment time frame    SHORT-TERM

Share classes offered              MORGAN SHARES

Net Assets                         $193.1 MILLION

Average Maturity                   28 DAYS

S&P rating                         NOT RATED

Moody's rating                     NOT RATED

NAIC rating                        NOT RATED

MATURITY SCHEDULE

1 day                               8.5%
2-7 days                           71.6%
8-30 days                           1.0%
31-60 days                          2.6%
61-90 days                          1.0%
91-180 days                        14.2%
181+days                            1.1%

YIELDS

                                      TAXABLE
                          7-DAY      EQUIVALENT
                       SEC YIELD(1)   YIELD(2)
-----------------------------------------------
Morgan Shares             1.30%        2.21%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE, MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-766-7722 (INSTITUTIONAL INVESTORS) OR 1-800-480-4111 (RETAIL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yield for Morgan Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 1.20%.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal and state tax rate used for this illustration is 41.05%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund are now available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN NEW YORK MUNICIPAL MONEY MARKET FUND

As of February 28, 2005

FUND FACTS

Objective                          HIGHEST POSSIBLE LEVEL OF CURRENT INCOME
                                   EXCLUDED FROM GROSS INCOME AND EXEMPT FROM
                                   NEW YORK STATE AND NEW YORK CITY PERSONAL
                                   INCOME TAXES, WHILE PRESERVING CAPITAL AND
                                   MAINTAINING LIQUIDITY*

Primary Investments                NEW YORK SHORT-TERM MUNICIPAL OBLIGATIONS

Suggested investment time frame    SHORT-TERM

Share classes offered              MORGAN AND RESERVE SHARES

Net Assets                         $1.7 BILLION

Average Maturity                   33 DAYS

S&P rating                         NOT RATED

Moody's rating                     NOT RATED

NAIC rating                        NOT RATED

MATURITY SCHEDULE

1 day                               3.8%
2-7 days                           71.1%
8-30 days                           0.6%
31-60 days                          1.6%
61-90 days                          4.2%
91-180 days                        17.1%
181+days                            1.6%

YIELDS

                                      TAXABLE
                          7-DAY      EQUIVALENT
                       SEC YIELD(1)   YIELD(2)
-----------------------------------------------
Morgan Shares             1.28%        2.13%
Reserve Shares            1.17%        1.95%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE, MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-766-7722 (INSTITUTIONAL INVESTORS) OR 1-800-480-4111 (RETAIL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yields for Morgan Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.22% for Morgan Shares and 1.12% for Reserve Shares.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 40.01%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund are now available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN PRIME MONEY MARKET FUND
Portfolio of Investments

As of February 28, 2005 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- 100.7%

             U.S. Government Agency Securities -- 4.9%

             Federal Home Loan Bank,
$  150,000     1.40%, 03/29/05                                                   $      150,000
   150,000     1.45%, 04/04/05                                                          150,000
   210,000     1.35%, 04/29/05                                                          210,000
   400,000     2.45%, 10/05/05, FRN                                                     399,874
             Federal National Mortgage Association,
   131,750     1.48%, 03/04/05                                                          131,750
   400,000     2.48%, 03/30/05, DN                                                      399,203
   125,000     1.40%, 05/03/05                                                          125,000
   185,000     1.61%, 05/13/05                                                          185,000
   675,000     2.43%, 10/03/05, FRN                                                     674,740
   500,000     2.56%, 10/21/05, FRN                                                     499,790
   500,000     2.56%, 12/29/05, FRN                                                     499,755
             ----------------------------------------------------------------------------------
             Total U.S. Government Agency Securities
             (Cost $3,425,112)                                                        3,425,112
             ----------------------------------------------------------------------------------

             State and Municipal Obligations -- 0.2%

    60,000   New Jersey Economic Development Authority,
               State Pension Funding, Taxable, Rev., FRDO, FSA,
               2.57%, 03/02/05                                                           60,000
    60,000   New York City, New York, Taxable, Sub Ser. A-10,
               GO, FRDO, FSA, 2.52%, 03/01/05                                            60,000
             ----------------------------------------------------------------------------------
             Total State and Municipal Obligations
             (Cost $120,000)                                                            120,000
             ----------------------------------------------------------------------------------

             Corporate Notes & Bonds -- 21.2%

             Automotive -- 0.3%
   235,000   Toyota Motor Credit Corp., 2.55%, 05/10/05,
               Ser. B, MTN, FRN                                                         234,979

             Banking -- 5.7%
             American Express Centurion Bank,
   125,000     2.55%, 04/15/05, FRN                                                     124,997
   100,000     2.63%, 04/29/05, FRN                                                      99,997
   500,000   Bank of America N.A., 2.57%, 05/02/05, FRN                                 500,000
   600,000   Bayerische Landesbank/New York, 2.61%,
               03/24/05, FRN                                                            600,000
   200,000   Fifth Third Bancorp, 2.57%, 03/23/05, FRN, #                               200,000
             Links Finance LLC,
    75,000     2.55%, 03/15/05                                                           75,000
   120,000     2.55%, 03/15/05                                                          120,000
   100,000     2.55%, 03/22/05                                                           99,999
   200,000     2.55%, 04/15/05, Ser. 1, MTN, FRN, #                                     199,996
   100,000     2.57%, 05/13/05, Ser. 1, MTN, FRN, #                                      99,999
   180,000     2.56%, 01/26/06, MTN, FRN, #                                             179,996

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Banking -- Continued
             Wells Fargo & Co.,
$  175,000     2.64%, 03/02/05, Ser. C, MTN, FRN                                 $      175,000
   769,980     2.66%, 09/14/05, MTN, FRN                                                769,980
   575,600   Wells Fargo Bank N.A., 2.53%, 02/15/06, FRN                                575,600
   160,000   Westpac Banking Corp./New York,
               2.45%, 03/11/05, MTN, FRN                                                160,000
                                                                                 --------------
                                                                                      3,980,564

             Consumer Products -- 0.4%
   300,000   Procter & Gamble Co., 2.42%, 03/09/05, FRN, #                              300,000

             Diversified -- 1.3%
             General Electric Capital Corp.,
   468,000     2.69%, 03/09/05, FRN                                                     468,000
   400,000     2.69%, 03/17/05, MTN, FRN                                                400,000
    50,000     2.91%, 02/17/06                                                           50,000
                                                                                 --------------
                                                                                        918,000

             Financial Services -- 13.4%
    75,000   Associates Corp. N.A., 2.65%, 06/27/05, FRN                                 75,000
             Beta Finance, Inc.,
    40,000     1.54%, 04/29/05, MTN, #                                                   39,987
    80,000     2.56%, 05/06/05, MTN, #                                                   79,997
    90,000     2.56%, 05/17/05, MTN, #                                                   89,996
   110,000     2.40%, 06/13/05, Ser. 1, MTN, FRN, #                                     109,994
   100,000     2.57%, 02/16/06, MTN, FRN, #                                             100,011
    40,000     2.58%, 02/21/06, Ser. 1, MTN, FRN, #                                      40,004
             CC USA, Inc.,
   154,000     2.54%, 03/22/05                                                          153,998
   119,000     2.56%, 04/25/05, Ser. 1, MTN, FRN, #                                     118,996
   200,000     2.67%, 05/09/05, MTN, FRN, #                                             200,036
    70,000     2.56%, 05/10/05, MTN, FRN, #                                              69,997
   481,500     2.42%, 06/15/05, MTN, FRN, #                                             481,458
   167,250     2.76%, 08/09/05, MTN, FRN, #                                             167,255
             Citigroup Global Markets Holdings, Inc.,
    75,000     2.50%, 06/06/05                                                           75,022
     5,000     2.52%, 12/12/05, Ser. A, MTN, FRN                                          5,003
             Dorada Finance, Inc.,
    28,000     2.55%, 05/17/05, MTN, FRN, #                                              27,999
   350,000     2.56%, 02/01/06, MTN, FRN, #                                             349,968
   250,000   Goldman Sachs Group, Inc., 2.61%, 07/14/05                                 250,000
             HBOS Treasury Services PLC (United Kingdom),
   570,000     2.61%, 03/02/05, MTN, FRN, #                                             570,000
   155,250     2.53%, 03/14/05, MTN, FRN, #                                             155,256
   300,000     2.55%, 03/24/05, MTN, FRN, #                                             300,000
   805,000     2.90%, 05/20/05, MTN, FRN, #                                             804,999
             K2 (USA) LLC,
   132,000     2.39%, 06/08/05, Ser. 1, MTN, FRN, #                                     131,995
   220,000     2.44%, 06/15/05, MTN, FRN, #                                             219,994
   250,000     2.55%, 07/15/05, MTN, FRN, #                                             249,991

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Financial Services -- Continued
$  150,000     2.58%, 09/12/05, MTN, FRN, #                                      $      150,002
    50,000     2.57%, 09/15/05, MTN, FRN, #                                              50,000
   250,000   Lehman Brothers Holdings, Inc., 2.63%, 03/22/05,
               Ser. G, MTN, FRN                                                         250,000
    75,000   Links Finance LLC, 1.48%, 04/15/05, MTN, #                                  74,992
   345,000   Merrill Lynch & Co., Inc.,
               2.62%, 03/04/05, MTN, FRN                                                345,000
             Money Market Trust,
    60,000     2.64%, 06/03/05, Ser. 2004, FRN                                           60,000
   263,000     2.67%, 08/09/05, Ser. A-2, FRN, #                                        263,000
   310,000   Morgan Stanley, 2.71%, 08/15/05, Ser. 1, MTN, FRN                          310,033
   120,000   Premium Asset Trust, 2.65%, 03/01/05, FRN, #                               120,000
             Restructured Asset Securities with Enhanced
               Returns (RACERS),
   200,000     2.79%, 03/01/05, FRN, #                                                  200,000
   160,000     2.79%, 03/15/05, Ser. 2000-7-ZCM, Class A-3, FRN, #                      160,000
   232,000     2.79%, 04/01/05, FRN, #                                                  232,000
   515,000     2.79%, 04/15/05, Ser. 2001-8-MM, Class A-1, FRN, #                       515,000
   185,000     2.69%, 05/13/05, Ser. 2004-1-MM, #, (i)                                  185,000
             Sigma Finance, Inc.,
   150,000     1.48%, 04/15/05, MTN, #                                                  149,988
   100,000     2.54%, 04/15/05, MTN, FRN, #                                              99,998
    95,000     2.35%, 06/02/05, MTN, FRN, #                                              94,994
   100,000     2.35%, 06/02/05, Ser. 1, MTN, FRN, #                                      99,994
    50,000     2.54%, 08/05/05, Ser. 1, MTN, FRN, #                                      49,993
    75,000     2.77%, 08/15/05, MTN, FRN, #                                              74,996
   140,000     2.56%, 01/26/06, MTN, FRN, #                                             139,987
   760,000   SPARCS, 2.73%, 07/26/05, FRN, #                                            760,000
    50,000   Structured Asset Repackaged Trust,
               2.59%, 03/15/05, FRN, #                                                   50,000
             Tango Finance Corp.,
    36,000     2.51%, 06/30/05, MTN, FRN, #, (i)                                         36,000
    60,000     2.56%, 10/17/05, Ser. 1, MTN, FRN, #                                      59,996
                                                                                 --------------
                                                                                      9,397,929
             Retailing -- 0.1%
   70,000    Wal-Mart Stores, Inc., 5.01%, 06/01/05                                      70,514
             ----------------------------------------------------------------------------------
             Total Corporate Notes & Bonds
             (Cost $14,901,986)                                                      14,901,986
             ----------------------------------------------------------------------------------

             Residential Mortgage Backed Securities -- 0.2%

             Collateralized Mortgage Obligations -- 0.2%
   175,000   Holmes Financing PLC (United Kingdom),
               2.54%, 04/15/05, Ser. 8, Class 1A, FRN
             (Cost $175,000)                                                            175,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Asset Backed Securities -- 1.8%
             Blue Heron Funding LTD (Cayman Islands),
$  419,000     2.63%, 03/18/05, Ser. 2-A, Class A, FRN, #                        $      419,000
    99,000     2.63%, 05/18/05, Ser. 6A, Class A1, FRN, #                                99,000
   175,000     2.70%, 05/27/05, Ser. 7-A, Class A1, FRN, #                              175,000
   147,000     2.70%, 02/22/06, Ser. 5A, Class A1, FRN, #                               147,000
             Davis Square Funding LTD (Cayman Islands),
    48,000     2.64%, 03/07/05, Ser. 2004-2A,
               Class AMMA, FRN, #, (i)                                                   48,000
   120,000     2.62%, 03/08/05, Ser. 2004-2A,
               Class AMMB, FRN, #, (i)                                                  120,000
   100,000   Newcastle CDO LTD (Cayman Islands),
               2.65%, 03/24/05, Ser. 3-A, Class 1-MM, FRN, #, (i)                       100,000
    48,187   TIAA Retail Commercial Trust, 2.70%, 03/29/05,
               Ser. 2003-1A, Class A1-MM, FRN, #, (i)                                    48,187
    85,000   Whitehawk Funding LTD (Cayman Islands),
               2.52%, 06/15/05, Ser. 2004-1A,
               Class AMMB, FRN, #                                                        85,000
             ----------------------------------------------------------------------------------
             Total Asset Backed Securities
             (Cost $1,241,187)                                                        1,241,187
             ----------------------------------------------------------------------------------

             Funding Agreements/GIC -- 1.4%

    75,000   AIG Life Insurance Co., 2.64%, 11/03/05                                     75,000
   100,000   GE Capital Assurance Co., 2.92%, 05/24/05                                  100,000
   200,000   Metropolitan Life Insurance Co., 2.56%, 03/15/05                           200,000
             New York Life Insurance Co.,
    80,000     2.54%, 03/08/05                                                           80,000
   120,000     2.59%, 03/14/05                                                          120,000
   200,000     2.80%, 07/27/05                                                          200,000
   200,000     2.46%, 02/24/06                                                          200,000
    20,000   Transamerica Occidental Life Insurance Co.,
               2.76%, 10/11/05                                                           20,000
             ----------------------------------------------------------------------------------
             Total Funding Agreements/GIC
             (Cost $995,000)                                                            995,000
             ----------------------------------------------------------------------------------

             Commercial Paper -- 25.5%

             Asset Backed Securities -- 13.8%
             Amsterdam Funding Corp.,
    45,000     2.53%, 03/01/05                                                           45,000
    85,000     2.53%, 03/08/05                                                           84,958
    29,000   ASAP Funding LTD, 2.55%, 03/07/05                                           28,988
             Atlantis One Funding Corp.,
   150,000     2.69%, 05/09/05                                                          149,227
    98,105     2.43%, 05/16/05                                                           97,602
   151,455     2.54%, 06/01/05                                                          150,471
    85,000     2.56%, 06/02/05                                                           84,438
   157,213     2.89%, 08/01/05                                                          155,282
    54,000     2.94%, 08/11/05                                                           53,281

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Asset Backed Securities -- Continued
$  100,201   Cancara Asset Securitization LTD, 2.53%, 03/07/05                   $      100,159
   110,000   Compass Securitization LLC, 2.83%, 05/25/05                                109,265
             Concord Minutemen Capital Co.,
   216,025     2.44%, 03/08/05                                                          215,923
   230,464     2.53%, 03/10/05                                                          230,318
             Crown Point Capital Co.,
   193,044     2.03%, 03/10/05                                                          192,946
   153,567     2.71%, 05/06/05                                                          152,804
   188,431     2.80%, 05/24/05                                                          187,200
   116,793   DaimlerChrysler Revolving Auto Trust,
               2.44%, 03/17/05                                                          116,666
             Dakota Certificate Program
               (Citibank Credit Card Master Trust I),
    75,000     2.54%, 03/07/05                                                           74,968
   100,000     2.48%, 03/22/05                                                           99,855
   200,000     2.48%, 03/23/05                                                          199,697
   250,000   Descartes Funding Trust, 2.59%, 11/15/05                                   249,999
    92,500   Dorada Finance, Inc., 2.81%, 05/27/05                                       91,872
             Edison Asset Securitization LLC,
   109,000     2.68%, 05/09/05                                                          108,440
    98,000     2.84%, 07/11/05                                                           96,979
             Fairway Finance Corp.,
    39,578     2.43%, 03/14/05                                                           39,543
    89,454     2.43%, 03/15/05                                                           89,369
             FCAR Owner Trust,
   115,000     2.53%, 03/22/05                                                          114,830
    99,200     2.41%, 05/03/05                                                           98,782
   130,000     2.69%, 05/09/05                                                          129,330
   145,000     2.69%, 05/11/05                                                          144,231
    77,000   Galaxy Funding, Inc., 2.43%, 03/15/05                                       76,927
    47,846   Giro Balanced Funding Corp., 2.65%, 03/28/05                                47,751
             Giro Multi-Funding Corp.,
    50,202     2.54%, 03/07/05                                                           50,181
   111,631     2.54%, 03/14/05                                                          111,529
             Grampian Funding LLC,
   340,000     2.43%, 03/14/05                                                          339,701
   200,000     2.37%, 03/28/05                                                          199,645
   128,250     2.37%, 03/29/05                                                          128,014
    34,000     2.56%, 05/31/05                                                           33,780
   235,000     2.84%, 06/02/05                                                          233,276
   150,000     2.76%, 06/22/05                                                          148,701
   374,000     2.89%, 08/02/05                                                          369,375
   507,000     2.90%, 08/10/05                                                          500,383
   129,000   Greyhawk Funding LLC, 2.43%, 05/17/05                                      128,330
    96,600   Lake Constance Funding LLC, 2.53%, 03/14/05                                 96,512
   100,000   Leafs LLC, 2.60%, 02/21/06                                                 100,000
             Liberty Street Funding Corp.,
    35,000     2.54%, 03/03/05                                                           34,995
   174,000     2.53%, 03/18/05                                                          173,792

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Asset Backed Securities -- Continued
$   45,000   Links Finance LLC, 2.44%, 03/16/05                                  $       44,954
             Mane Funding Corp.,
    70,367     2.44%, 03/16/05                                                           70,295
    12,000     2.89%, 08/02/05                                                           11,852
   106,762   Mont Blanc Capital Corp., 2.43%, 03/14/05                                  106,668
   150,000   Newcastle Certificates Program
               (Discover Card Master Trust I), 2.43%, 03/14/05                          149,868
    44,518   Old Line Funding Corp., 2.53%, 03/16/05                                     44,471
             Paradigm Funding LLC,
   200,000     2.69%, 05/06/05                                                          199,014
   100,000     2.81%, 05/27/05                                                           99,321
             Picaros Funding LLC,
    50,000     2.72%, 04/26/05                                                           49,788
   200,000     2.70%, 05/13/05                                                          198,905
             Scaldis Capital LLC,
    51,841     2.43%, 03/14/05                                                           51,796
    50,000     2.60%, 03/29/05                                                           49,899
             Sheffield Receivables Corp.,
    94,000     2.53%, 03/01/05                                                           94,000
    65,790     2.53%, 03/11/05                                                           65,744
   447,000     2.53%, 03/14/05                                                          446,591
             Sigma Finance, Inc.,
    50,000     2.54%, 03/04/05                                                           50,000
    60,000     2.54%, 03/15/05                                                           60,000
   100,000     2.54%, 03/16/05                                                           99,999
   100,000     2.54%, 06/01/05                                                           99,351
   300,000     2.41%, 06/13/05                                                          299,982
    43,000     2.90%, 08/10/05                                                           42,439
             Silver Tower U.S. Funding LLC,
    50,000     2.71%, 05/06/05                                                           49,752
   244,000     2.71%, 05/09/05                                                          242,733
    93,000     2.43%, 05/13/05                                                           92,542
    85,000     2.43%, 05/19/05                                                           84,547
    41,695     2.85%, 07/13/05                                                           41,253
    50,000   Tango Finance Corp., 2.55%, 06/02/05                                        49,671
   192,906   Tulip Funding Corp., 2.64%, 03/29/05                                       192,510
    50,000   Windmill Funding Corp., 2.53%, 03/08/05                                     49,975
                                                                                 --------------
                                                                                      9,603,235
             Banking -- 6.9%
    50,000   Allied Irish Banks PLC (Ireland), 2.50%, 03/31/05                           49,896
   250,000   ANZ National LTD (Australia), 2.54%, 06/01/05 +                            248,374
             Bank of America Corp.,
   644,000     2.44%, 03/16/05                                                          643,346
   220,000     2.74%, 06/20/05                                                          218,141
   500,000     2.89%, 08/04/05                                                          493,739
    87,000   Banque Generale du Luxembourg SA
               (Luxembourg), 2.43%, 03/18/05                                             86,900
   207,000   Calyon North America, Inc., 2.90%, 08/11/05                                204,287

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Banking -- Continued
             Citibank Credit Card Issuance Trust,
$  175,000     2.55%, 03/10/05                                                   $      174,888
    52,100     2.55%, 03/14/05                                                           52,052
   100,000     2.55%, 03/17/05                                                           99,887
   175,000     2.62%, 04/04/05                                                          174,567
   141,600     2.63%, 04/05/05                                                          141,238
             Danske Bank AS (Denmark),
   100,000     2.44%, 03/21/05                                                           99,864
    75,000     2.64%, 06/07/05                                                           74,461
    50,000   HSBC North America Holdings, Inc.,
               2.53%, 04/14/05                                                           49,845
             Natexis Banques Populaires U.S. Finance Co.,
   139,105     2.54%, 03/17/05                                                          138,948
   320,000     2.54%, 05/03/05                                                          320,001
   146,301   Nationwide Building Society (United Kingdom),
               2.54%, 03/22/05                                                          146,084
   186,208   Santander Central Hispano SA (Spain),
               2.54%, 06/01/05                                                          184,999
   209,000   Skandinaviska Enskilda Banken AB (Sweden),
               2.53%, 03/21/05                                                          208,706
   153,000   Societe Generale N.A., Inc., 2.62%, 06/06/05                               151,920
   250,000   Spintab AB (Sweden), 2.95%, 08/16/05                                       246,558
    50,000   St. George Bank LTD (Australia), 2.43%, 03/14/05                            49,956
             Westdeutsche Landesbank Girozentrale (Germany),
    95,000     2.53%, 03/18/05                                                           94,887
    90,000     2.43%, 05/16/05                                                           89,538
    29,446     2.86%, 07/15/05                                                           29,128
             Westpac Capital Corp. (Australia),
    15,000     2.43%, 03/02/05                                                           14,999
    80,000     2.37%, 03/22/05                                                           79,889
   280,000   Westpac Trust Securities LTD (New Zealand),
               2.43%, 03/14/05                                                          279,754
                                                                                 --------------
                                                                                      4,846,852
             Diversified -- 2.2%
             General Electric Capital Corp.,
   350,000     2.58%, 03/07/05                                                          350,000
   373,500     2.50%, 03/30/05                                                          372,748
   283,000     2.68%, 05/09/05                                                          281,546
   224,200     2.43%, 05/16/05                                                          223,050
   295,450     3.03%, 11/02/05                                                          289,333
    65,000   General Electric Capital Services, Inc.,
               3.03%, 11/02/05                                                           63,654
                                                                                 --------------
                                                                                      1,580,331
             Financial Services -- 2.2%
   130,000   Allianz Finance Corp. (Germany), 2.43%, 03/15/05                           129,877
    94,000   CGD North America Finance LLC, 2.56%, 03/22/05                              93,860
   118,250   Citigroup Global Markets Holdings, Inc.,
               2.54%, 06/02/05                                                          117,474

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Financial Services -- Continued
$  166,600   Discover Card Master Trust, 2.54%, 03/16/05                         $      166,424
             Goldman Sachs Group, Inc.,
   320,000     2.70%, 04/29/05                                                          319,999
   200,000     3.03%, 11/01/05                                                          195,876
     7,353   Ixis Corp., 2.83%, 07/06/05                                                  7,280
   235,730   KBC Financial Products International LTD
               (Belgium), 0.00%, 03/01/05                                               235,730
             Morgan Stanley,
   135,000     2.64%, 04/01/05                                                          135,000
   150,000     2.63%, 05/24/05                                                          150,000
                                                                                 --------------
                                                                                      1,551,520
             Insurance -- 0.4%
             ING America Insurance Holdings, Inc.,
    50,000     2.44%, 03/14/05                                                           49,956
    57,175     2.43%, 03/17/05                                                           57,113
    25,500     2.44%, 03/22/05                                                           25,464
             Irish Life & Permanent PLC (Ireland),
    56,000     2.45%, 05/19/05                                                           55,699
    70,000     2.56%, 06/03/05                                                           69,532
    50,000     2.67%, 06/06/05                                                           49,640
                                                                                 --------------
                                                                                        307,404
             ----------------------------------------------------------------------------------
             Total Commercial Paper
             (Cost $17,889,342)                                                      17,889,342
             ----------------------------------------------------------------------------------

             Certificates of Deposit -- 19.3%
   100,000   Alliance & Leicester PLC (United Kingdom)
               (Yankee), 2.45%, 05/17/05                                                100,000
   500,000   Barclays Bank PLC (United Kingdom) (Yankee),
               2.56%, 06/01/05                                                          500,000
   128,000   Bayerische Landesbank/New York (Yankee),
               2.76%, 05/09/05, Floating Rate                                           128,010
             BNP Paribas (France) (Yankee),
   250,000     2.50%, 03/22/05                                                          250,000
   300,000     2.55%, 04/29/05                                                          299,990
   350,000   BNP Paribas/New York (Yankee), 2.69%, 06/06/05                             350,005
             Calyon (France) (Yankee),
   272,000     3.41%, 03/21/06                                                          272,000
   420,000     3.41%, 03/21/06                                                          420,000
             Calyon/New York (Yankee)
   500,000     2.55%, 04/21/05, Floating Rate                                           499,986
   700,000     2.65%, 06/06/05                                                          700,000
   525,000   Canadian Imperial Bank (Canada) (Yankee),
               2.65%, 01/13/06                                                          525,000
   350,000   Canadian Imperial Bank of Commerce/New York
               (Yankee), 2.61%, 05/31/05                                                349,976
             Citibank N.A.,
   211,000     2.49%, 03/29/05                                                          211,000
   730,000     2.82%, 05/24/05                                                          730,001

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Certificates of Deposit -- Continued
$  100,000   Credit Suisse First Boston (Switzerland) (Yankee),
               1.45%, 03/04/05                                                   $      100,000
   125,000   Credit Suisse First Boston/New York (Yankee),
               2.54%, 03/01/05                                                          125,000
   174,000   Danske Bank AS (Denmark) (Yankee),
               2.53%, 03/14/05                                                          174,000
   200,000   Deutsche Bank AG (Germany) (Yankee),
               2.50%, 03/31/05                                                          200,000
             Deutsche Bank AG/ New York (Yankee),
   500,000     1.31%, 04/13/05                                                          500,000
   150,000     2.56%, 01/18/06                                                          150,000
             Discover Bank,
   200,000     2.55%, 03/01/05                                                          200,000
   100,000     2.55%, 03/03/05                                                          100,000
   150,000   DNB NOR Bank ASA (Norway) (Yankee), 2.46%, 05/17/05                        150,002
   100,000   Fortis Bank/New York (Yankee), 2.68%, 06/07/05                             100,000
   275,000   HBOS Treasury Services PLC (United Kingdom)
               (Yankee), 2.51%, 03/31/05                                                275,000
             HBOS Treasury Services PLC/New York (Yankee),
    25,000     1.98%, 03/14/05                                                           24,996
    40,000     2.10%, 03/31/05                                                           39,990
   123,674   HSBC Bank USA (Yankee), 2.56%, 06/01/05                                    123,674
             Landesbank Hessen-Thuringen Girozentrale
               (Germany) (Yankee),
   350,000     1.56%, 05/04/05                                                          350,006
   400,000     3.41%, 03/21/06                                                          400,000
             Natexis Banques Populaires (France) (Yankee),
   130,000     2.45%, 03/16/05                                                          130,000
   100,000     2.54%, 07/01/05                                                           99,990
             Norddeutsche Landesbank/New York (Yankee),
   200,000     1.44%, 03/01/05                                                          200,000
   200,000     1.63%, 05/16/05                                                          200,002
             Royal Bank of Scotland (United Kingdom) (Yankee),
   375,000     1.70%, 05/04/05                                                          374,990
   478,700     2.47%, 07/15/05                                                          478,669
             Societe Generale (France) (Yankee),
   348,000     2.00%, 03/11/05                                                          348,000
   250,000     2.58%, 06/03/05                                                          250,000
   211,000     2.60%, 06/06/05                                                          210,952
   460,000     2.49%, 07/15/05                                                          459,949
   243,000     2.94%, 08/09/05                                                          242,966
             Societe Generale/New York (Yankee),
   100,000     2.56%, 03/24/05                                                          100,000
   500,000     2.54%, 05/10/05                                                          499,978
             Toronto Dominion Bank (Canada) (Yankee),
    38,000     2.31%, 05/12/05                                                           38,000
   400,000     2.51%, 05/31/05                                                          400,005

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Certificates of Deposit -- Continued
$  280,000   UBS AG (Switzerland) (Yankee), 2.65%, 06/06/05                      $      280,000
   170,000   UBS AG/Stamford (Yankee), 2.69%, 06/07/05                                  170,002
    50,000   UniCredito Italiano SPA (Italy) (Yankee), 2.50%, 03/22/05                   50,000
             Washington Mutual Bank,
   500,000     2.55%, 03/21/05                                                          500,000
   150,000     2.70%, 05/06/05                                                          150,000
    59,000   Westdeutsche Landesbank Girozentrale
               (Germany) (Yankee), 2.85%, 05/31/05                                       58,993
             ----------------------------------------------------------------------------------
             Total Certificates of Deposit
             (Cost $13,591,132)                                                      13,591,132
             ----------------------------------------------------------------------------------

             Time Deposits -- 9.4%

    91,000   BNP Paribas (France), 2.60%, 03/01/05                                       91,000
    75,000   Calyon (France), 2.45%, 03/16/05                                            75,000
   800,000   Credit Suisse First Boston (Switzerland), 2.60%, 03/01/05                  800,000
   500,000   Dexia Credit Local (France), 2.55%, 03/16/05                               500,000
   700,000   Fortis Bank (Belgium), 2.60%, 03/01/05                                     700,000
   500,000   Marshall & Ilsley Corp., 2.50%, 03/01/05                                   500,000
   600,000   National Australia Bank LTD (Australia), 2.63%, 03/01/05                   600,000
   442,093   National City Bank, 2.50%, 03/01/05                                        442,093
             Societe Generale (France),
   500,000     2.50%, 03/01/05                                                          500,000
   400,000     2.57%, 03/01/05                                                          400,000
   300,000   Standard Federal Bank, 2.52%, 03/01/05                                     300,000
   400,000   SunTrust Bank, 2.47%, 03/01/05                                             400,000
   708,578   UBS AG (Switzerland), 2.45%, 03/01/05                                      708,578
   600,000   Westdeutsche Landesbank Girozentrale (Germany),
               2.62%, 03/01/05                                                          600,000
             ----------------------------------------------------------------------------------
             Total Time Deposits
             (Cost $6,616,671)                                                        6,616,671
             ----------------------------------------------------------------------------------

             Repurchase Agreements -- 16.8%

   500,000   Bank of America N.A., 2.64%, dated 02/28/05,
               due 03/01/05, repurchase price $500,037,
               collateralized by U.S. Government Agency
               Securities and U.S. Treasury Securities                                  500,000
   700,000   Barclays Capital, Inc., 2.65%, dated 02/28/05,
               due 03/01/05, repurchase price $700,052,
               collateralized by U.S. Government Agency
               Securities                                                               700,000
   250,000   Bear Stearns Securities, Inc., 2.65%, dated
               02/28/05, due 03/01/05, repurchase price
               $250,018, collateralized by U.S. Government
               Agency Securities                                                        250,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT
     (USD)   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Repurchase Agreements -- Continued
$   450,000  Citigroup, Inc., 2.68%, dated 02/28/05,
               due 03/01/05, repurchase price $450,034,
               collateralized by Commercial Paper Securities                     $      450,000
  1,000,000  Credit Suisse First Boston, Inc., 2.64%, dated
               02/28/05, due date 03/01/05, repurchase price
               $1,000,073, collateralized by U.S. Government
               Agency Securities                                                      1,000,000
  1,000,000  Deutsche Bank Securities, Inc., 2.69%, dated
               02/28/05, due 03/01/05, repurchase price
               $1,000,075, collateralized by Commercial and
               Residential Mortgage Backed Securities                                 1,000,000
     20,169  Goldman Sachs & Co., 2.63%, dated 02/28/05,
               due 03/01/05, repurchase price $20,170,
               collateralized by U.S. Treasury Securities                                20,169
    700,000  Goldman Sachs & Co., 2.70%, dated 02/28/05,
               due 03/01/05, repurchase price $700,053,
               collateralized by U.S. Treasury Securities                               700,000
    800,000  Greenwich Capital Markets, Inc., 2.65%, dated
               02/28/05, due 03/01/05, repurchase price
               $800,059, collateralized by U.S. Government
               Agency Securities                                                        800,000
    600,000  Merrill Lynch & Co., 2.68%, dated 02/28/05, due
               03/01/05, repurchase price $600,045,
               collateralized by Medium Term Notes and
               Corporate Bonds                                                          600,000
  4,250,000  Morgan Stanley & Co., 2.64%, dated 02/28/05,
               due 03/01/05, repurchase price $4,250,312,
               collateralized by U.S. Government Agency
               Securities                                                             4,250,000
  1,500,000  UBS Warburg LLC, 2.64%, dated 02/28/05, due
               03/01/05, repurchase price $1,500,110,
               collateralized by U.S. Government Agency
               Securities                                                             1,500,000
             ----------------------------------------------------------------------------------
             Total Repurchase Agreements
             (Cost $11,770,169)                                                      11,770,169
-----------------------------------------------------------------------------------------------
             Total Investments -- 100.7%
             (Cost $70,725,599) *                                                $   70,725,599
             Liabilities in excess of other assets -- (0.7)%                           (480,795)
-----------------------------------------------------------------------------------------------
             NET ASSETS -- 100.0%                                                    70,244,804
-----------------------------------------------------------------------------------------------

             Percentages indicated are based on net assets.

                       See notes to financial statements.

JPMORGAN FEDERAL MONEY MARKET FUND
Portfolio of Investments

As of February 28, 2005 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- 100.0%

             U.S. Treasury Security -- 0.5%
$   20,000   U.S. Treasury Notes & Bonds, 1.63%, 04/30/05
             (Cost $20,000)                                                      $       20,000

             U.S. Government Agency Securities -- 99.5%

             Federal Farm Credit Bank,
   100,000     2.53%, 03/01/05, FRN                                                      99,988
    75,000     2.54%, 03/01/05, FRN                                                      74,999
    21,000     2.39%, 03/02/05, DN                                                       20,999
    40,000     2.33%, 03/17/05, DN                                                       39,959
    70,000     2.61%, 03/28/05, FRN                                                      69,990
   100,000     2.53%, 04/25/05, FRN                                                      99,972
    50,000     2.52%, 06/10/05, Ser. 1, FRN                                              50,000
    75,000     2.52%, 06/22/05, Ser. 1, FRN                                              75,000
   150,000     2.20%, 07/01/05, FRN +                                                   150,000
    75,000     2.52%, 07/11/05, Ser. 1, FRN                                              75,000
    75,000     2.52%, 07/22/05, Ser. 1, FRN                                              75,000
   150,000     2.50%, 09/30/05, FRN                                                     149,983
   150,000     2.49%, 10/14/05, FRN                                                     149,963
             Federal Home Loan Bank,
   337,754     0.00%, 03/01/05, DN                                                      337,754
   324,004     2.45%, 03/02/05, DN                                                      323,982
    75,000     2.48%, 03/02/05, FRN                                                      74,939
    74,390     2.44%, 03/04/05, DN                                                       74,375
   125,000     2.43%, 03/11/05, DN                                                      124,916
   194,818     2.39%, 03/18/05, DN                                                      194,598
   358,931     2.45%, 03/23/05, DN                                                      358,392
   125,000     1.30%, 04/06/05, FRN                                                     125,000
   190,000     2.55%, 04/07/05, Ser. 435, FRN                                           190,005
    32,000     2.28%, 06/15/05                                                           31,991
   122,196     2.80%, 08/03/05, DN                                                      120,721
    25,000     2.80%, 08/05/05, DN                                                       24,695
   125,000     2.77%, 08/26/05, FRN                                                     124,972
   270,000     2.32%, 09/08/05, Ser. 453, FRN                                           269,922
   200,000     2.35%, 09/12/05, Ser. 454, FRN                                           199,946
    12,000     2.50%, 02/24/06                                                           11,909
             Tennessee Valley Authority,
    51,250     2.38%, 03/10/05, DN                                                       51,220
   200,000     2.33%, 03/17/05, DN                                                      199,792
   115,000     2.39%, 03/24/05, DN                                                      114,825
    20,000     6.38%, 06/15/05                                                           20,213
             ----------------------------------------------------------------------------------
             Total U.S. Government Agency Securities
             (Cost $4,105,020)                                                        4,105,020
-----------------------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $4,125,020) *                                                 $    4,125,020
             Other assets in excess of liabilities -- 0.0% ^                              1,649
-----------------------------------------------------------------------------------------------
             NET ASSETS -- 100.0%                                                     4,126,669
-----------------------------------------------------------------------------------------------

             Percentages indicated are based on net assets.

                       See notes to financial statements.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Portfolio of Investments

As of February 28, 2005 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- 101.6%

             U.S. Treasury Securities -- 101.6%

             U.S. Treasury Bills,
$  717,742    2.00%, 03/03/05 +                                                  $      717,662
   698,360    2.05%, 03/10/05                                                           698,002
   300,000    2.11%, 03/17/05                                                           299,718
   675,575    2.26%, 03/24/05                                                           674,599
   320,561    2.18%, 03/31/05                                                           319,978
   432,322    2.23%, 04/07/05                                                           431,333
   371,240    2.19%, 04/14/05                                                           370,245
   623,735    2.34%, 04/21/05                                                           621,666
   642,862    2.31%, 04/28/05                                                           640,465
   418,500    2.44%, 05/05/05                                                           416,655
   344,081    2.40%, 05/12/05                                                           342,432
   430,807    2.50%, 05/19/05                                                           428,447
   475,000    2.47%, 05/26/05                                                           472,196
    89,745    2.36%, 06/02/05                                                            89,198
             U.S. Treasury Notes & Bonds,
   200,000    1.63%, 03/31/05                                                           199,993
     6,000    1.13%, 06/30/05                                                             5,980
-----------------------------------------------------------------------------------------------
             Total Investments -- 101.6%
             (Cost $6,728,569) *                                                 $    6,728,569
             Liabilities in excess of other assets -- (1.6)%                           (102,762)
-----------------------------------------------------------------------------------------------
             NET ASSETS -- 100.0%                                                     6,625,807
-----------------------------------------------------------------------------------------------

             Percentages indicated are based on net assets.

                       See notes to financial statements.

JPMORGAN TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of February 28, 2005 (unaudited)
(Amounts in thousands)

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- 100.2%

             State and Municipal Obligations -- 100.2%

             Alabama -- 0.8%
$   20,900   ABN AMRO Munitops Certificate Trust,
               Ser. 2002-21, Rev., FRDO, MBIA, #,
               2.05%, 07/01/05 +                                                 $       20,900
       900   Alabama Special Care Facilities Financing
               Authority, Montgomery Hospital, Rev.,
               FRDO, FGIC, 1.77%, 03/02/05                                                  900
     5,000   Birmingham Airport Authority, Municipal
               Securities Trust Receipts, Ser. SGA-47, Rev.,
               FRDO, MBIA, #, 1.90%, 03/04/05                                             5,000
    24,600   Columbia, Alabama, IDB, PCR, Alabama Power Co.
               Project, Ser. C, Rev., FRDO, 1.83%, 03/01/05                              24,600
    15,000   DCH Health Care Authority, Alabama Healthcare
               Facilities, Rev., FRDO, 1.87%, 03/03/05                                   15,000
    10,000   Houston County Health Care Authority, FLOATS,
               Ser. PT-879, Rev., FRDO, MBIA, 2.15%, 03/03/05                            10,000
     2,385   Infirmary Health System Special Care Facilities
               Financing Authority, Ser. A, Rev., FRDO,
               1.87%, 03/01/05                                                            2,385
     5,735   Jefferson County, Sewer, EAGLE, Ser. 2002-6016,
               Class A, Rev., FRDO, FGIC, 1.90%, 03/07/05                                 5,735
     3,100   Mobile County, IDA, PCR, ExxonMobil Project,
               Rev., FRDO, 1.78%, 03/01/05                                                3,100
     5,800   Montgomery BMC Special Care Facilities
               Financing Authority, Hospital, VHA Alabama, Inc.,
               Ser. C, Rev., FRDO, AMBAC, 1.90%, 03/02/05                                 5,800
     9,000   Montgomery BMC Special Care Facilities Financing
               Authority, Hospital, VHA Alabama, Inc.,
               Ser. F, Rev., FRDO, AMBAC, 1.90%, 03/02/05                                 9,000
     5,000   Montgomery BMC Special Care Facilities
               Financing Authority, VHA Alabama, Inc.,
               Ser. D, Rev., FRDO, AMBAC, 1.90%, 03/02/05                                 5,000
     4,000   Selma IDB, IDR, Specialty Minerals Project,
               Rev., FRDO, 1.93%, 03/03/05                                                4,000
     4,800   St. Clair County IDB, IDR, National Cement Co., Inc.
               Project II, Rev., FRDO, 2.48%, 03/04/05                                    4,800
     5,765   Tuscaloosa County Board of Education, Special Tax,
               TAW, FRDO, 1.88%, 03/04/05                                                 5,765
                                                                                 --------------
                                                                                        121,985
             Alaska -- 0.3%
     1,600   Alaska Housing Finance Corp., Floating Rate Trust
               Receipts, Ser. L-25, Regulation D, Rev., FRDO,
               MBIA, 1.93%, 03/07/05                                                      1,600
     9,440   Alaska Housing Finance Corp., Government
               Purpose, Ser. B, Rev., FRDO, MBIA,
               1.86%, 06/01/05                                                            9,440
    25,260   Alaska Housing Finance Corp., Housing
               Development, Ser. D, Rev., FRDO, MBIA,
               1.86%, 03/01/05                                                           25,260

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Alaska -- Continued
$   10,000   Alaska Housing Finance Corp., State Capital
               Project, Ser. C, Rev., FRDO, MBIA,
               1.86%, 03/01/05                                                   $       10,000
                                                                                 --------------
                                                                                         46,300
             Arizona -- 1.5%
    42,500   Apache County IDA, IDR, Tucson Electric Power
               Co., Ser. 83-B, Rev., FRDO, 1.90%, 03/02/05                               42,500
     7,700   Apache County IDA, IDR, Tucson Electric Power
               Co., Springerville, Rev., FRDO, 1.92%, 03/02/05                            7,700
     4,200   Apache County IDA, IDR, Tucson Electric Power
               Co., Floating Rate Trust Receipts, Ser. 83-A,
               Rev., FRDO, 1.92%, 03/03/05                                                4,200
    10,000   Arizona State University, Ser. A, Rev., FRDO,
               AMBAC, 1.85%, 03/07/05                                                    10,000
     5,000   Arizona State University, Ser. B, Rev., FRDO,
               AMBAC, 1.84%, 03/07/05                                                     5,000
    12,070   Coconino County Pollution Control Corp.,
               Arizona Public Service Co. Project, Rev., FRDO,
               1.85%, 03/01/05                                                           12,070
     7,000   Eagle Tax Exempt Trust, Weekly Option Mode,
               Salt River Project, FRDO, 1.90%, 03/07/05                                  7,000
     7,660   Maricopa County IDA, Multi-Family Housing,
               Las Gardenias Apartments, Ser. A, Rev., FRDO,
               1.89%, 03/04/05                                                            7,660
     3,840   Maricopa County Public Finance Corp.,
               Floating Rate Certificates, Ser. 511, Rev.,
               FRDO, AMBAC, 1.90%, 03/01/05                                               3,840
     5,330   Phoenix IDA, Multi-Family Housing, CenterTree
               Apartments Project, Ser. A, Rev., FRDO,
               1.91%, 03/04/05                                                            5,330
     2,000   Phoenix IDA, Multi-Family Housing, Del Mar
               Terrace, Ser. A, Rev., FRDO, 1.85%, 03/07/05                               2,000
    12,500   Phoenix, Arizona, 1.70%, 03/11/05                                           12,500
    10,000   Phoenix, Arizona, Wastewater System,
               Civic Improvement, Ser. A, Rev., FRDO,
               MBIA, 1.84%, 03/01/05                                                     10,000
    25,000   Phoenix, Arizona, Water System, 1.87%, 03/15/05                             25,000
    19,200   Pima County IDA, Tucson Electric, Rev., FRDO,
               1.90%, 03/02/05                                                           19,200
    25,000   Salt River Project Agricultural Improvement &
               Power District, Electric Systems, Floating Rate
               Receipts, Ser. SG-160, Rev., FRDO,
               1.90%, 03/01/05                                                           25,000
    16,200   University of Arizona, Main Campus & Research,
               COP, Ser. A, Rev., FRDO, AMBAC, 1.85%, 03/04/05                           16,200
     4,100   University of Arizona, Student Union Bookstore,
               COP, Ser. B, FRDO, AMBAC, 1.85%, 03/03/05                                  4,100
                                                                                 --------------
                                                                                        219,300

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Arkansas -- 0.1%
$    5,500   Columbia County, Solid Waste Disposal,
               Albemarle Corp. Project, Rev., FRDO,
               1.94%, 03/03/05                                                   $        5,500
     6,300   Little Rock Metrocentre Improvement
               District No. 1, Little Rock Newspapers, Inc.,
               Rev., FRDO, 1.85%, 03/01/05                                                6,300
                                                                                 --------------
                                                                                         11,800
             California -- 8.3%
    15,930   Abag Finance Authority for Nonprofit Corps,
               Lucile Salter Packard Project, COP, FRDO,
               1.85%, 03/04/05                                                           15,930
     5,000   ABN AMRO Munitops Certificate Trust,
               Ser. 2002-9, GO, FRDO, MBIA, 1.91%, 07/01/05                               5,000
     6,995   ABN AMRO Munitops Certificate Trust,
               Ser. 2003-11, GO, FRDO, FSA, 1.89%, 03/02/05                               6,995
    13,300   Access to Loans for Learning Student Loan Corp.,
               Ser. II-A-7, Rev., FRDO, 1.80%, 07/01/05                                  13,300
     2,000   Alvord Unified School District, Food Services
               Bridge Funding Program, COP, FRDO, FSA,
               1.83%, 03/07/05                                                            2,000
     3,600   Anaheim, California, Housing Authority,
               Multi-Family Housing, Rev., FRDO,
               1.85%, 03/02/05                                                            3,600
     8,500   Auburn Union School District, COP, FRDO, FSA,
               1.86%, 03/07/05                                                            8,500
    18,600   Bay Area Toll Authority, Toll Bridge,
               San Francisco Bay Area, Ser. C, Rev., FRDO,
               AMBAC, 1.83%, 03/07/05                                                    18,600
     2,705   California Economic Development Financing
               Authority, IDR, Standard Abrasives
               Manufacturing Project, Rev., FRDO,
               1.88%, 03/02/05                                                            2,705
     1,720   California Educational Facilities Authority,
               Stanford University, Ser. L-3, Rev., FRDO,
               1.72%, 03/02/05                                                            1,720
    10,790   California Educational Facilities Authority,
               University of San Francisco, Rev., FRDO,
               1.87%, 03/01/05                                                           10,790
    20,000   California Housing Finance Agency, FLOATS,
               Ser. MT-036, Rev., FRDO, 1.94%, 03/02/05                                  20,000
     2,310   California Housing Finance Agency, Home
               Mortgage, Ser. F, Rev., FRDO, AMBAC,
               1.80%, 03/01/05                                                            2,310
    22,500   California Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.95%, 08/01/05                                               22,500
     6,000   California Infrastructure & Economic
               Development Bank, IDR, Elite Leather Co.
               Project, Rev., FRDO, 2.01%, 03/02/05                                       6,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             California -- Continued
$    1,610   California Infrastructure & Economic Development
               Bank, IDR, Pleasant Mattress, Inc. Project,
               Ser. A, Rev., FRDO, 1.88%, 03/02/05                               $        1,610
     1,710   California Infrastructure & Economic
               Development Bank, IDR, Standard Abrasive
               Manufacturing Project, Ser. A, Rev., FRDO,
               1.88%, 03/07/05                                                            1,710
     2,100   California PCFA, PCR, ExxonMobil Project, Rev.,
               FRDO, 1.50%, 03/01/05                                                      2,100
     3,475   California State Department of Water Resources,
               Power Supply, Ser. B-3, Rev., FRDO,
               1.76%, 03/01/05                                                            3,475
     2,700   California State Department of Water Resources,
               Power Supply, Ser. B-6, Rev., FRDO,
               1.77%, 03/01/05                                                            2,700
     2,950   California State Department of Water Resources,
               Power Supply, Ser. C-12, Rev., FRDO,
               1.83%, 03/03/05                                                            2,950
     1,275   California State Public Works Board, FLOATS,
               Ser. PA-814, Rev., FRDO, MBIA, 1.88%, 03/03/05                             1,275
     7,920   California State, Economic Recovery, FLOATS,
               Ser. 927, GO, FRDO, MBIA, 1.89%, 03/03/05                                  7,920
    12,000   California State, Economic Recovery, FLOATS,
               Ser. 932, Rev., FRDO, MBIA, 1.89%, 03/03/05                               12,000
    18,745   California State, Economic Recovery, FLOATS,
               Ser. 933, GO, FRDO, 1.73%, 01/01/06                                       18,745
     5,000   California State, Economic Recovery, Ser. C-12,
               Rev., FRDO, 1.83%, 03/03/05                                                5,000
    25,000   California State, Economic Recovery, Ser. C-16,
               Rev., FRDO, 1.84%, 03/03/05                                               25,000
    37,995   California State, Economic Recovery, Ser. C-19,
               Rev., FRDO, 1.81%, 03/03/05                                               37,995
       300   California State, Economic Recovery, Ser. C-3,
               Rev., FRDO, 1.80%, 03/01/05                                                  300
     7,975   California State, Economic Recovery, Ser. C-8,
               Rev., FRDO, 1.76%, 03/01/05                                                7,975
    29,600   California State, Economic Recovery, Ser. C-9,
               Rev., FRDO, 1.76%, 03/01/05                                               29,600
     4,400   California State, Floating Rate, Ser. C-2, GO,
               FRDO, 1.83%, 03/03/05                                                      4,400
     5,000   California State, FLOATS, Ser. PA-594, GO, FRDO,
               1.88%, 03/07/05                                                            5,000
     9,555   California State, Kindergarten, Ser. A-7, GO,
               FRDO, 1.85%, 03/07/05                                                      9,555
    11,100   California State, Kindergarten, Ser. B-2, GO,
               FRDO, 1.76%, 03/01/05                                                     11,100
     7,500   California State, Municipal Securities Trust
               Receipts, Ser. SGA 54, GO, FRDO, AMBAC,
               1.86%, 03/01/05                                                            7,500

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             California -- Continued
$   12,170   California State, Municipal Securities Trust
               Receipts, Ser. SGA-135, GO, FRDO, AMBAC,
               1.83%, 03/01/05                                                   $       12,170
   308,200   California State, Ser. A, Rev., RAN, 3.00%,
               06/30/05                                                                 309,353
    22,000   California State, Ser. B, Rev., RAN, 4.50%,
               06/30/05                                                                  22,194
     1,700   California Statewide Communities Development
               Authority, COP, FLOATS, Ser. 909, FRDO, MBIA,
               1.88%, 03/03/05                                                            1,700
     4,400   California Statewide Communities Development
               Authority, Multi-Family Housing, Arbor Ridge
               Apartments, Ser. X, Rev., FRDO, 1.85%, 03/03/05                            4,400
     7,300   Camarillo, California, Multi-Family Housing,
               Heritage Park, Ser. A, Rev., FRDO,
               1.85%, 03/02/05                                                            7,300
    18,800   Charter Mac Floater Certificate Trust I, Ser. CAL-1,
               MBIA, 1.93%, 03/07/05                                                     18,800
     7,300   Charter Mac Floater Certificate Trust I, Ser. CAL-2,
               Rev., FRDO, MBIA, 1.93%, 03/07/05                                          7,300
     3,200   Chino Basin Regional Financing Authority,
               Inland Empire Utilities, Ser. A, Rev., FRDO,
               AMBAC, 1.81%, 03/02/05                                                     3,200
     2,300   Colton Redevelopment Agency, Multi-Family
               Housing, 1985 Issue A, Rev., FRDO,
               1.93%, 03/01/05                                                            2,300
     1,425   East Bay Municipal Utility District, Water Systems,
               Sub Ser. A, Rev., FRDO, FSA, 1.81%, 03/02/05                               1,425
     3,155   East Bay Municipal Utility District, Water Systems,
               Sub Ser. B, Rev., FRDO, FSA, 1.81%, 03/02/05                               3,155
     2,600   Eastern Municipal Water District, Water & Sewer,
               COP, Ser. B, FRDO, MBIA, 1.83%, 03/02/05                                   2,600
     1,800   Fremont, California, Multi-Family Housing,
               Creekside Village Apartments, Ser. D, Rev.,
               FRDO, 1.81%, 03/01/05                                                      1,800
     3,950   Garden Grove, California, Multi-Family Housing,
               Malabar Apartments, Ser. A, Rev., FRDO,
               1.83%, 03/03/05                                                            3,950
     4,004   Glendale, California, Hospital, FLOATS, Ser. 590,
               Rev., FRDO, MBIA, 1.91%, 03/07/05                                          4,004
     4,100   Grant Joint Union High School District,
               Bridge Funding Program, COP, FRDO, FSA,
               1.83%, 03/07/05                                                            4,100
     6,360   Huntington Beach Union High School District,
               School Bridge Funding Program, COP, FRDO,
               FSA, 1.83%, 03/02/05                                                       6,360
     1,200   Irvine Ranch Water District, Consolidated Bonds,
               Rev., FRDO, 1.77%, 03/01/05                                                1,200

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             California -- Continued
$      400   Irvine Ranch Water District, Improvement
               District No. 282, Ser. A, GO, FRDO, 1.80%,
               03/01/05                                                          $          400
       200   Irvine Ranch Water District, No. 102, 103, 105 &
               106, GO, FRDO, 1.72%, 03/01/05                                               200
       750   Irvine Unified School District, Community
               Facilities District No. 01-1, Special Tax, FRDO,
               1.77%, 03/01/05                                                              750
       541   Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 00-18, Ser. A,
               Special Assessment, FRDO, 1.77%, 03/01/05                                    541
       660   Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 87-8, Special Assessment,
               FRDO, 1.77%, 03/01/05                                                        660
       600   Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 94-15, Special
               Assessment, Rev., FRDO, 1.77%, 03/01/05                                      600
       100   Lodi, California, Electric Systems, COP, Ser. A,
               FRDO, MBIA, 1.81%, 03/02/05                                                  100
    27,045   Long Beach Bond Finance Authority,
               Tax Allocation, FLOATS, Ser. 812, Class D,
               FRDO, AMBAC, 1.88%, 03/03/05                                              27,045
     6,660   Los Angeles Community College District,
               Ser. II-R-71, GO, FRDO, MBIA, 1.70%, 02/01/06                              6,660
     5,300   Los Angeles Community Redevelopment Agency,
               Multi-Family Housing, Second & Central
               Apartments Project, Ser. A, Rev., FRDO, 1.85%,
               03/04/05                                                                   5,300
     3,200   Los Angeles Community Redevelopment Agency,
               Multi-Family Housing, Security Building Project,
               Ser. A, Rev., FRDO, 1.88%, 03/07/05                                        3,200
    15,000   Los Angeles Convention & Exhibit Center
               Authority, Ser. D, Rev., FRDO, AMBAC, 1.82%,
               03/02/05                                                                  15,000
     4,000   Los Angeles County Housing Authority,
               Multi-Family Housing, Malibu Meadows II,
               Ser. C, Rev., FRDO, 1.83%, 03/04/05                                        4,000
     3,100   Los Angeles County, Pension Obligation,
               Ser. C, Rev., FRDO, AMBAC, 1.81%, 03/07/05                                 3,100
    27,500   Los Angeles County, Ser. A, TRAN, 3.00%, 06/30/05                           27,592
       185   Los Angeles Department of Water & Power,
               FLOATS, Ser. PT-1949, Rev., 1.88%, 03/03/05                                  185
     1,000   Los Angeles Department of Water & Power,
               Waterworks, Sub Ser. B-2, Rev., FRDO,
               1.77%, 03/01/05                                                            1,000
     1,000   Los Angeles Department of Water & Power,
               Waterworks, Sub Ser. B-4, Rev., FRDO,
               1.81%, 03/03/05                                                            1,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             California -- Continued
$   15,000   Los Angeles Unified School District, Floating Rate
               Receipts, Ser. SG-162, GO, FRDO, MBIA,
               1.88%, 03/03/05                                                   $       15,000
     1,995   Los Angeles Unified School District, FLOATS,
               Ser. PA-1115, GO, FRDO, FSA, 1.88%, 03/03/05                               1,995
       195   Los Angeles Unified School District, FLOATS,
               Ser. PA-1118, GO, FRDO, MBIA, 1.88%, 03/03/05                                195
    10,000   Los Angeles, California, 1.85%, 04/07/05                                    10,000
    30,000   Los Angeles, California, GO, TRAN, 6.00%,
               06/30/05                                                                  30,396
     8,800   Los Angeles, California, Multi-Family Housing,
               Fountain Park Project, Ser. A, Rev, FRDO,
               1.86%, 03/02/05                                                            8,800
     1,990   Los Angeles, California, Water & Power,
               Ser. RR-II-R-4510, Rev., FRDO, MBIA,
               1.89%, 03/03/05                                                            1,990
     4,000   Manteca Financing Authority, Municipal Securities
               Trust Receipts, Ser. SGA-147, Rev., FRDO, MBIA,
               1.86%, 03/07/05                                                            4,000
    20,050   Metropolitan Water District of Southern
               California, Ser. B-1, Rev., FRDO, 1.81%, 03/01/05                         20,050
     5,700   Metropolitan Water District of Southern
               California, Ser. B-2, Rev., FRDO, 1.81%, 03/01/05                          5,700
     1,500   Metropolitan Water District of Southern
               California, Waterworks, Ser. B-1, Rev., FRDO,
               1.77%, 03/01/05                                                            1,500
    10,400   Metropolitan Water District of Southern California,
               Waterworks, Ser. B-2, Rev., FRDO, 1.81%, 03/02/05                         10,400
     4,000   Metropolitan Water District of Southern California,
               Waterworks, Ser. B-4, Rev., FRDO, 1.81%, 03/07/05                          4,000
     2,900   Metropolitan Water District of Southern California,
               Waterworks, Ser. C-1, Rev., FRDO, 1.81%, 03/03/05                          2,900
       710   Metropolitan Water District of Southern California,
               Waterworks, Ser. C-2, Rev., FRDO, 1.81%, 03/04/05                            710
    10,000   Metropolitan Water District of Southern California,
               Waterworks, Ser. C-3, Rev., FRDO, 1.81%, 03/03/05                         10,000
       600   Morgan Hill Unified School District, Floating Rate
               Receipts, Ser. SG-145, GO, FRDO, FGIC,
               1.88%, 03/03/05                                                              600
     5,740   Municipal Securities Trust Certificates,
               Ser. 1999-73, Class A, Rev., FRDO, AMBAC, #,
               1.86%, 03/01/05                                                            5,740
    22,495   Municipal Securities Trust Certificates,
               Ser. 2000-96, Class A, GO, FRDO, AMBAC, #,
               1.86%, 03/07/05                                                           22,495
    20,860   Municipal Securities Trust Certificates,
               Ser. 2001-118, Class A, GO, FRDO, FGIC, #,
               1.83%, 03/01/05                                                           20,860

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             California -- Continued
$    7,700   Municipal Securities Trust Certificates,
               Ser. 2001-135, Class A, GO, FRDO, FGIC, #,
               1.83%, 03/01/05                                                   $        7,700
     7,970   Municipal Securities Trust Certificates,
               Ser. 2001-136, Class A, Rev., FRDO, FGIC, #,
               1.83%, 03/01/05                                                            7,970
       600   Orange County Sanitation District, COP, Ser. A,
               FRDO, 1.77%, 03/01/05                                                        600
     3,900   Orange County, Apartment Development Corp.,
               Bear Brand Apartments Project, Ser. Z, Rev.,
               FRDO, 1.81%, 03/02/05                                                      3,900
    10,900   Orange County, Apartment Development Corp.,
               Wood Canyon Villas, Issue E, Rev., FRDO,
               1.83%, 03/03/05                                                           10,900
     2,150   Orange County, Improvement Bond Act of 1915,
               Assessment District No. 1, Ser. A,
               Special Assessment, FRDO, 1.77%, 03/01/05                                  2,150
     4,600   Pittsburg, California, Multi-Family Mortgage,
               Fountain, Ser. A, Rev., FRDO, 1.85%, 03/02/05                              4,600
     1,600   Port of Oakland, Trust Receipts, Ser. 5, Class F,
               Rev., FRDO, FGIC, 1.89%, 03/02/05                                          1,600
    10,600   Poway Unified School District, School Facilities
               Funding Program, COP, FRDO, FSA, 1.83%,
               03/02/05                                                                  10,600
    17,400   Poway Unified School District, School Facilities
               Funding Program, COP, FRDO, FSA, 1.83%,
               03/02/05                                                                  17,400
    18,200   Rancho Water District Financing Authority,
               Ser. A, Rev., FRDO, FGIC, 1.81%, 03/02/05                                 18,200
     9,000   Riverside County Asset Leasing Corp., Southwest
               Justice Center, Ser. B, Rev., FRDO, MBIA,
               1.81%, 03/02/05                                                            9,000
     2,900   Riverside County, California, Riverside County
               Public Facilities, COP, Ser. B, FRDO, 1.85%,
               03/03/05                                                                   2,900
     1,200   Riverside Unified School District, School Facility
               Bridge Program, COP, FRDO, FSA, 1.83%,
               03/01/05                                                                   1,200
     1,900   Sacramento County Housing Authority,
               Multi-Family Housing, Ashford, Ser. D, Rev.,
               FRDO, 1.83%, 03/02/05                                                      1,900
    14,000   San Diego County & School District, Ser. A, GO,
               TRAN, 3.25%, 07/25/05                                                     14,091
     3,500   San Diego County, COP, FRDO, 1.87%, 03/01/05                                 3,500
     5,000   San Diego Unified School District, FLOATS,
               Ser. 964-D, GO, FRDO, MBIA, 1.88%, 03/03/05                                5,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             California -- Continued
$   13,300   San Francisco City & County Airports Commission,
               International Airport, Municipal Securities Trust
               Receipts, Ser. SGA-50, Rev., FRDO, MBIA,
               1.92%, 03/02/05                                                   $       13,300
     1,800   San Jose, California, Multi-Family Housing, Villa
               Monterey Apartments, Ser. F, Rev., FRDO,
               1.89%, 03/07/05                                                            1,800
       500   San Leandro, California, Multi-Family Housing,
               Parkside, Rev., FRDO, 1.83%, 03/03/05                                        500
    22,350   Santa Cruz County Board of Education, GO, TRAN,
               2.50%, 06/30/05                                                           22,416
     8,500   Santa Cruz County, Ser. A, GO, TRAN, 3.00%,
               07/06/05                                                                   8,540
     4,690   Southern California Home Financing Authority,
               Single Family Housing, Ser. A, Rev., FRDO,
               1.91%, 07/19/05                                                            4,690
    37,675   Southern California Home Financing Authority,
               Single Family Mortgage, Ser. B, Rev., FRDO,
               1.91%, 03/02/05                                                           37,675
     5,700   Southern California Public Power Authority,
               Southern Transmission Project, Rev., FRDO,
               AMBAC, 1.81%, 03/07/05                                                     5,700
     3,940   West Contra Costa Unified School District, FLOATS,
               Ser. PT-1828, GO, FRDO, FGIC, 1.88%, 03/02/05                              3,940
       500   Western Riverside County, California, Regional
               Wastewater Authority, Regional Wastewater
               Treatment, Rev., FRDO, 1.77%, 03/01/05                                       500
                                                                                 --------------
                                                                                      1,252,107
             Colorado -- 1.9%
     6,750   Adams County Housing Authority, Multi-Family
               Housing, Semper Village Apartments Project,
               Ser. A, Rev., FRDO, 1.91%, 03/03/05                                        6,750
     7,100   Arapahoe County, Multi-Family Housing, Highline
               Oaks Apartments, Rev., FRDO, 1.85%, 03/03/05                               7,100
    11,310   Arapahoe County, Multi-Family Housing, Rental
               Housing, Hunters Run, Rev., FRDO, 1.87%,
               03/01/05                                                                  11,310
     2,670   Arvada, Colorado, Rev., FRDO, FSA, 2.00%,
               03/01/05                                                                   2,670
     9,800   Broomfield, Colorado, COP, FLOATS, Ser. PT-1643,
               FRDO, AMBAC, 1.40%, 03/07/05                                               9,800
     9,500   Colorado Department of Transportation, FLOATER,
               Ser. 1009, Rev., FRDO, FGIC, 1.89%, 06/15/05                               9,500
     1,600   Colorado Housing & Finance Authority,
               Multi-Family Housing, Diamond Project, Rev.,
               FRDO, 1.87%, 03/01/05                                                      1,600
     4,880   Colorado Housing & Finance Authority, Ser. AA-3,
               Class I, Rev., FRDO, 1.89%, 03/02/05                                       4,880

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Colorado -- Continued
$    3,150   Colorado Springs, Colorado, The Colorado College,
               Rev., FRDO, 1.86%, 03/01/05                                       $        3,150
       690   Colorado Springs, Colorado, Utilities, FLOATS,
               Ser. PT-367, FRDO, 1.91%, 03/02/05                                           690
    37,900   Colorado Springs, Colorado, Utilities, Sub Lien,
               Ser. A, Rev., FRDO, 1.82%, 03/04/05                                       37,900
    16,000   Colorado State Education Loan Program,
               FLOATS, Ser. L48J, Regulation D, Rev., FRDO,
               1.93%, 03/02/05                                                           16,000
    45,000   Colorado State General Fund, Rev., TRAN,
               3.00%, 06/27/05                                                           45,202
     2,500   Colorado Student Obligation Bond Authority,
               Student Loans, Senior Lien, Ser. A-3, Rev.,
               FRDO, AMBAC, 1.92%, 03/02/05                                               2,500
    31,155   Denver City & County, Airport, Floating Rate
               Certificates, Ser. 153, Rev., FRDO, MBIA,
               1.91%, 03/03/05                                                           31,155
     5,000   Denver City & County, Airport, Floating Rate
               Certificates, Ser. N-12, Regulation D, Rev.,
               FRDO, FGIC, 1.98%, 03/01/05                                                5,000
     4,985   Denver City & County, Airport, Ser. ROC-II-R-98,
               Rev., FRDO, FSA, 1.94%, 03/03/05                                           4,985
     5,000   Denver City & County, Wellington E. Web Project,
               COP, Ser. C-3, FRDO, AMBAC, 1.87%, 03/04/05                                5,000
    12,500   Denver Urban Renewal Authority, Tax Increment,
               FLOATS, Ser. PT-999, Tax Allocation, FRDO,
               1.95%, 03/02/05                                                           12,500
    10,000   Douglas County, Multi-Family Housing, Autumn
               Chase Project, Rev., FRDO, 1.87%, 03/07/05                                10,000
     6,125   Jefferson County School District R-001,
               Ser. ROCS-II-R-6516, GO, FRDO, FSA, 1.90%,
               06/15/05                                                                   6,125
     3,615   Lower Colorado River Authority, FLOATS,
               Ser. PT-1523, Rev., FRDO, MBIA, 1.90%, 03/03/05                            3,615
     8,665   Park Creek Metropolitan District, FLOATS,
               Ser. PT-2321, GO, FRDO, 1.95%, 03/02/05                                    8,665
    29,000   Regional Transportation District, 1.75%, 03/08/05                           29,000
     6,995   Thornton, Colorado, COP, Ser. RR-II-R-1052,
               FRDO, AMBAC, 1.70%, 06/01/05                                               6,995
                                                                                 --------------
                                                                                        282,092
             Connecticut -- 0.3%
     1,190   Connecticut State Health & Educational Facilities
               Authority, Community Renewal Team, Ser. A,
               Rev., FRDO, 1.86%, 03/07/05                                                1,190
    30,785   Connecticut State Health & Educational Facilities
               Authority, FLOATS, Ser. 891, Rev., FRDO, FGIC,
               1.92%, 03/03/05                                                           30,785

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Connecticut -- Continued
$    7,500   Connecticut State Health & Educational Facilities
               Authority, Health Care Capital Asset, Ser. A-1,
               Rev., FRDO, 1.86%, 03/02/05                                       $        7,500
     2,625   Connecticut State Housing Finance Authority,
               Housing Mortgage Finance Program, Sub Ser. D-3,
               Rev., FRDO, AMBAC, 1.83%, 03/03/05                                         2,625
     5,495   Connecticut State, FLOATS, Ser. PA-1056, GO,
               FRDO, FSA, 1.87%, 03/04/05                                                 5,495
     4,945   Connecticut State, FLOATS, Ser. PA-879-R, GO,
               FRDO, 1.87%, 03/07/05                                                      4,945
                                                                                 --------------
                                                                                         52,540
             Delaware -- 0.7%
     7,000   Delaware River & Bay Authority, Ser. B, Rev.,
               FRDO, AMBAC, 1.82%, 03/04/05                                               7,000
    30,000   Delaware State Economic Development Authority,
               Hospital Billing & Collections, Ser. C, Rev., FRDO,
               AMBAC, 1.85%, 03/01/05                                                    30,000
    60,910   Delaware State Economic Development Authority,
               Hospital Billing, Ser. B, Rev., FRDO, AMBAC,
               1.85%, 03/01/05                                                           60,910
       500   University Of Delaware, Ser. B, Rev., FRDO, 1.81%,
               03/01/05                                                                     500
                                                                                 --------------
                                                                                         98,410
             District of Columbia -- 2.4%
    11,000   District of Columbia, 1.90%, 05/02/05                                       11,000
    15,500   District of Columbia, 2.00%, 05/03/05                                       15,500
       430   District of Columbia Housing Finance Agency,
               Floating Rate Receipts, Ser. L-1, Regulation D,
               Rev., FRDO, 1.93%, 03/04/05                                                  430
     7,180   District of Columbia Housing Finance Agency,
               FLOATS, Ser. PT-1381, Rev., FRDO, 1.90%, 03/01/05                          7,180
     3,165   District of Columbia Housing Finance Agency,
               Multi-Family Housing, Trenton Park Apartments
               Project, Rev., FRDO, 2.02%, 03/02/05                                       3,165
     5,970   District of Columbia Water & Sewer Authority,
               Public Utilities, FLOATS, Ser. PT-373, Rev., FRDO,
               FSA, 1.90%, 03/07/05                                                       5,970
     2,600   District of Columbia, American Psychology
               Association, Rev., FRDO, 1.92%, 03/03/05                                   2,600
    29,605   District of Columbia, American University Issue,
               Rev., FRDO, AMBAC, 1.89%, 03/04/05                                        29,605
    12,000   District of Columbia, American University Issue,
               Ser. A, Rev., FRDO, AMBAC, 1.89%, 03/07/05                                12,000
     7,500   District of Columbia, Enterprise Zone, House on F
               Street Project, Rev., FRDO, 1.93%, 03/04/05                                7,500
    23,685   District of Columbia, George Washington
               University, Ser. C, Rev., FRDO, MBIA, 1.89%,
               03/01/05                                                                  23,685

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             District of Columbia -- Continued
$    2,180   District of Columbia, National Children's Center,
               Inc., Rev., FRDO, 1.87%, 03/03/05                                 $        2,180
     4,200   District of Columbia, National Geographic Society,
               Rev., FRDO, 1.86%, 03/04/05                                                4,200
     2,500   District of Columbia, Pooled Loan Program,
               Ser. A, Rev., FRDO, 1.87%, 03/01/05                                        2,500
    26,880   District of Columbia, Ser. A, GO, FRDO, FSA,
               1.89%, 03/02/05                                                           26,880
    22,900   District of Columbia, Ser. B, GO, FRDO, FSA,
               1.89%, 03/02/05                                                           22,900
    28,500   District of Columbia, Ser. C, GO, FRDO, FGIC,
               1.86%, 03/02/05                                                           28,500
     9,935   District of Columbia, Ser. D, GO, FRDO, FGIC,
               1.86%, 03/02/05                                                            9,935
       600   District of Columbia, Ser. D-1, GO, FRDO, 1.84%,
               03/01/05                                                                     600
     7,690   District of Columbia, Smithsonian Museum, Ser. B,
               Rev., FRDO, 1.85%, 03/01/05                                                7,690
     6,155   Eagle Tax Exempt Trust, Weekly Option Mode,
               District of Columbia, Water & Sewer,
               Ser. 98-5202, FRDO, #, 1.90%, 03/03/05                                     6,155
    15,500   Metropolitan Washington Airports Authority,
               1.86%, 03/01/05                                                           15,500
    35,000   Metropolitan Washington Airports Authority,
               1.90%, 03/01/05                                                           35,000
    46,500   Metropolitan Washington Airports Authority,
               1.98%, 06/02/05                                                           46,500
    20,000   Metropolitan Washington Airports Authority,
               2.00%, 05/23/05                                                           20,000
    12,000   Metropolitan Washington Airports Authority,
               2.08%, 06/08/05                                                           12,000
                                                                                 --------------
                                                                                        359,175
             Florida -- 3.9%
     9,345   ABN AMRO Munitops Certificate Trust,
               Ser. 2003-6, Rev., FRDO, MBIA, 1.90%, 03/02/05                             9,345
    25,530   Alachua County Health Facilities Authority,
               FLOATS, Ser. PT-834, Rev., FRDO, MBIA,
               1.89%, 03/07/05                                                           25,530
    10,520   Brevard County Health Facilities Authority,
               Wuesthoff Memorial Hospital Project, Rev.,
               FRDO, 1.86%, 03/07/05                                                     10,520
     5,000   Broward County, Professional Sports Facility,
               Municipal Securities Trust Receipts, Ser. SGA-38,
               Rev., FRDO, MBIA, 1.88%, 03/01/05                                          5,000
    18,500   Cape Coral, Florida, 2.01%, 08/15/05                                        18,500
    10,000   Collier County, 1.90%, 06/07/05                                             10,000
     6,885   Collier County, Health Facilities Authority,
               The Moorings, Inc. Project, Rev., FRDO, 1.86%,
               03/03/05                                                                   6,885

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Florida -- Continued
$    2,470   Dade County Housing Finance Authority,
               Multi-Family Housing, Kendall Court Apartments,
               Ser. 4, Rev., FRDO, 1.91%, 03/03/05                               $        2,470
    10,190   Dade County Water & Sewer Revenue Systems,
               Rev., FRDO, 1.84%, 03/01/05                                               10,190
     4,310   Escambia County Housing Finance Authority,
               Single Family Mortgage, FLOATS, Ser. PT-1228,
               Rev., FRDO, MBIA, 1.94%, 03/03/05                                          4,310
     6,370   Florida Housing Finance Agency, Multi-Family
               Housing, Banyon Bay Partners, Ser. L, Rev., FRDO,
               1.86%, 03/01/05                                                            6,370
     5,135   Florida Housing Finance Agency, Multi-Family
               Housing, Ser. AA, Rev., FRDO, 1.87%, 03/04/05                              5,135
     6,350   Florida Housing Finance Agency, Multi-Family
               Housing, Ser. FF, Rev., FRDO, 1.85%, 03/03/05                              6,350
    24,928   Florida Municipal Power Authority, 2.03%,
               06/02/05                                                                  24,928
     7,000   Florida State Board of Education, Capital Outlay,
               FLOATS, Ser. PT-1223, GO, FRDO, 1.89%, 03/03/05                            7,000
    16,800   Florida State Board of Public Education, Public
               Education, Municipal Securities Trust Receipts,
               Ser. SGA-102, GO, FRDO, 1.85%, 03/01/05                                   16,800
    11,000   Florida State Department of Environmental
               Protection, Preservation, FLOATS, Ser. 722, Rev.,
               FRDO, FGIC, 1.90%, 03/02/05                                               11,000
     5,370   Florida State Division of Bond Finance, General
               Services, FLOATS, Ser. PA-967, Rev., FRDO,
               1.89%, 03/07/05                                                            5,370
     5,295   Florida State, FLOATS, Ser. PA-511, GO, FRDO,
               1.89%, 03/03/05                                                            5,295
     2,765   Gulf Breeze, Florida, Local Government Loan
               Program, Floating Rate Receipts, Ser. B, Rev.,
               FRDO, FGIC, 1.86%, 03/03/05                                                2,765
    11,705   Jacksonville Electric Authority, Municipal Securities
               Trust Receipts, Ser. SGA-17, Rev., FRDO,
               1.88%, 03/01/05                                                           11,705
    19,570   Jacksonville Health Facilities Authority, 1.97%,
               03/08/05                                                                  19,570
     1,000   Jacksonville Health Facilities Authority, River
               Garden Project, Rev., FRDO, 1.86%, 03/03/05                                1,000
     9,000   Jacksonville, Florida, 2.01%, 06/16/05                                       9,000
     8,000   Jacksonville, Florida, 2.03%, 03/16/05                                       8,000
    10,000   Jacksonville, Florida, Capital Project, Ser. 2002-1,
               Rev., FRDO, FGIC, 1.83%, 03/04/05                                         10,000
     6,000   Lakeland, Florida, Energy Systems, Rev., FRDO,
               1.86%, 03/02/05                                                            6,000
     1,045   Lee County, Airport, FLOATS, Ser. PT-2269, Rev.,
               FRDO, FSA, 1.95%, 03/04/05                                                 1,045

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Florida -- Continued
$    3,515   Lee County, Water & Sewer, Ser. RR-II-R-4021,
               Rev., FRDO, MBIA, 1.89%, 03/02/05                                 $        3,515
     2,590   Miami Health Facilities Authority, Mercy Hospital
               Project, Rev., FRDO, 1.86%, 03/03/05                                       2,590
    17,800   Miami-Dade County IDA, IDR, Airis Miami LLC
               Project, Ser. A, Rev., FRDO, AMBAC, 1.87%,
               03/02/05                                                                  17,800
     7,000   Miami-Dade County, Miami Aviation, Floating
               Rate Receipts, Ser. SG-141, Rev., FRDO, FGIC,
               1.89%, 03/07/05                                                            7,000
     6,700   Nassau County, PCR, Private Activity, Rayonier, Inc.
               Project, Rev., FRDO, 1.88%, 03/07/05                                       6,700
     1,000   Orange County Housing Finance Authority,
               Homeowner, FLOATS, Ser. PT-918, Rev., FRDO,
               1.96%, 03/03/05                                                            1,000
    10,311   Orange County Housing Finance Authority,
               Multi-Family Housing, Regal Pointe Apartments,
               Ser. A, Rev., FRDO, 1.86%, 03/01/05                                       10,311
     4,100   Orange County Housing Finance Authority,
               Multi-Family Housing, Water View Club
               Apartments, Ser. D, Rev., FRDO, 1.86%, 03/07/05                            4,100
    18,700   Orlando & Orange County Expressway Authority,
               Ser. C-1, Rev., FRDO, FSA, 1.83%, 03/03/05                                18,700
     1,800   Orlando & Orange County Expressway Authority,
               Ser. C-2, Rev., FRDO, FSA, 1.83%, 03/03/05                                 1,800
    10,000   Orlando & Orange County Expressway Authority,
               Ser. D, Rev., FRDO, FSA, 1.83%, 03/03/05                                  10,000
    25,000   Orlando & Orange County Expressway Authority,
               Sub Ser. C, Rev., FRDO, AMBAC, 1.00%, 04/01/05                            25,000
     4,000   Orlando Utilities Commission, Utilities System,
               EAGLE, Ser. 2004-1015, Class A, Rev., FRDO,
               1.89%, 03/03/05                                                            4,000
    15,000   Orlando Utilities Commission, Water & Electric,
               Ser. A, Rev., FRDO, 1.83%, 03/07/05                                       15,000
     4,630   Orlando Utilities Commission, Water & Electric,
               Ser. RR-II-R-1040, Rev., FRDO, 1.70%, 04/01/05                             4,630
     5,375   Osceola County Housing Finance Authority,
               Multi-Family Housing, Arrow Ridge Apartments,
               Ser. A, Rev., FRDO, 1.86%, 03/02/05                                        5,375
    10,000   Palm Beach County, 1.97%, 05/02/05                                          10,000
    15,800   Palm Beach County School Board, COP, Ser. B,
               FRDO, AMBAC, 1.82%, 03/04/05                                              15,800
     6,250   Pinellas County Housing Finance Authority,
               Single Family Mortgage, FLOATS, Ser. MT-009,
               Rev., FRDO, 1.96%, 03/02/05                                                6,250
    10,155   Polk County School Board, Master Lease Program,
               COP, Ser. A, FRDO, FSA, 1.85%, 03/03/05                                   10,155

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Florida -- Continued
$      400   St. Johns County IDA, Healthcare,
               Glenmoor St. Johns Project, Ser. C, Rev.,
               FRDO, 1.86%, 03/01/05                                             $          400
    21,155   Sunshine State, 1.97%, 05/02/05                                             21,155
    20,565   Sunshine State, 1.98%, 05/11/05                                             20,565
    36,188   Sunshine State, 2.00%, 04/12/05                                             36,188
    47,372   Sunshine State Local Government Authority,
               1.98%, 05/11/05                                                           47,372
    16,080   Sunshine State Local Government Authority,
               2.00%, 04/12/05                                                           16,080
     7,000   Tampa, Florida, Occupational License Tax, Ser. B,
               Rev., FRDO, FGIC, 1.84%, 03/02/05                                          7,000
     4,000   University of North Florida Foundation, Inc.,
               Parking System, Rev., FRDO, 1.90%, 03/04/05                                4,000
     3,600   West Orange Healthcare District, Ser. B, Rev.,
               FRDO, 1.85%, 03/04/05                                                      3,600
                                                                                 --------------
                                                                                        596,169
             Georgia -- 3.6%
    16,610   ABN AMRO Munitops Certificate Trust, Ser. 2000-4,
               Rev., FRDO, FGIC, #, 1.90%, 03/02/05                                      16,610
    52,600   Albany-Dougherty County Hospital Authority,
               Phoebe Hospital, Revenue Anticipation
               Certificates, Rev., FRDO, AMBAC, 1.82%, 03/01/05                          52,600
     5,835   Atlanta Urban Residential Finance Authority,
               Multi-Family Housing, The Park at Lakewood,
               Rev., FRDO, 1.92%, 03/07/05                                                5,835
     4,385   Atlanta, Georgia, Airport, FLOATS, Ser. PT-737,
               Rev., FRDO, FGIC, 1.95%, 03/01/05                                          4,385
     7,500   Atlanta, Georgia, Airport, Ser. B-3, Rev., FRDO,
               MBIA, 1.86%, 03/04/05                                                      7,500
    20,000   Atlanta, Georgia, Airport, Ser. C-1, Rev., FRDO,
               MBIA, 1.86%, 03/04/05                                                     20,000
     6,000   Atlanta, Georgia, Water & Wastewater, Municipal
               Securities Trust Receipts, Ser. SGA-145, Rev.,
               FRDO, MBIA, 1.90%, 03/02/05                                                6,000
    14,430   Atlanta, Georgia, Westside Project, Tax Allocation,
               FRDO, 1.86%, 03/02/05                                                     14,430
     9,000   Augusta, Georgia, Water & Sewer, Municipal
               Securities Trust Receipts, Ser. SGS-140, Rev.,
               FRDO, FSA, 1.90%, 03/01/05                                                 9,000
     7,160   Clayton County Housing Authority, Multi-Family
               Housing, Chateau Forest Apartments, Ser. E,
               Rev., FRDO, FSA, 1.95%, 03/02/05                                           7,160
     8,000   Cobb County Development Authority, Whitefield
               Academy Project, Rev., FRDO, 1.87%, 03/01/05                               8,000
     3,400   Cobb County Housing Authority, Multi-Family
               Housing, Greenhouse Frey Apartment Project,
               Rev., FRDO, 1.85%, 03/04/05                                                3,400

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Georgia -- Continued
$   11,200   Cobb County Housing Authority, Multi-Family
               Housing, Terrell Mill I Project, Rev., FRDO, #,
               1.94%, 03/07/05                                                   $       11,200
    25,000   Cobb County Kennestone Hospital Authority,
               Equipment Pool Project, Anticipation Certificates,
               Rev., FRDO, 1.88%, 03/02/05                                               25,000
    17,700   De Kalb County Housing Authority, Multi-Family
               Housing, Camden Brook Project, Rev., FRDO,
               1.88%, 03/04/05                                                           17,700
     9,250   De Kalb County Housing Authority, Multi-Family
               Housing, Chapel Run Apartments Project, Rev.,
               FRDO, 1.90%, 03/01/05                                                      9,250
    12,545   De Kalb County Housing Authority, Multi-Family
               Housing, Robins Landing Project, Rev., FRDO,
               1.90%, 03/02/05                                                           12,545
       800   Fulton County Development Authority, Arthritis
               Foundation, Inc. Project, Rev., FRDO, 1.87%,
               03/02/05                                                                     800
     1,610   Fulton County Development Authority,
               Morehouse College Project, Rev., FRDO,
               1.86%, 03/01/05                                                            1,610
    20,000   Fulton County Development Authority,
               Robert W. Woodruff Arts, Ser. A, Rev., FRDO,
               1.86%, 03/07/05                                                           20,000
     6,910   Georgia Local Government, COP, FLOATS,
               Ser. PT-678, FRDO, 1.90%, 03/07/05                                         6,910
    49,208   Georgia Municipal Association, Inc., Pooled Bond,
               COP, FRDO, MBIA, 1.88%, 03/02/05                                          49,208
    44,206   Georgia Municipal Electric Authority, 1.85%,
               04/18/05                                                                  44,206
     8,445   Georgia Municipal Electric Authority, FLOATS,
               Ser. PA-1187, Rev., FRDO, MBIA-IBC, 1.90%,
               03/03/05                                                                   8,445
     9,530   Georgia Municipal Electric Authority,
               Ser. RR-II-R-1016, Rev., FRDO, FSA, 1.90%,
               03/01/05                                                                   9,530
     5,010   Georgia State Road & Tollway Authority, FLOATS,
               Ser. PT-2019, Rev., FRDO, 1.90%, 03/03/05                                  5,010
     6,000   Georgia State, EAGLE, Ser. 2004-1004, Class A, GO,
               FRDO, 1.90%, 03/02/05                                                      6,000
    10,095   Georgia State, FLOATS, Ser. PT-374, 1.88%,
               03/04/05                                                                  10,095
     6,290   Griffin-Spalding County Development Authority,
               IDA, Norcom, Inc. Project, Rev., FRDO, 1.94%,
               03/07/05                                                                   6,290
     6,000   Gwinnett County Development Authority, Civic &
               Cultural Center Project, Rev., FRDO, 1.84%,
               03/02/05                                                                   6,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Georgia -- Continued
$   10,000   Gwinnett County Hospital Authority, Gwinnett
               Hospital Systems, Inc. Project, Anticipation
               Certificates, Rev., RAN, FRDO, 1.87%, 03/02/05                    $       10,000
       100   Hapeville Development Authority, IDR,
               Tend-Hapeville Hotel LTD, Rev., FRDO, 1.80%,
               03/01/05                                                                     100
     9,225   Marietta Housing Authority, Multi-Family Housing,
               Winterset Apartments Project, Rev., FRDO,
               1.88%, 03/07/05                                                            9,225
    25,000   Municipal Electric Authority of Georgia, 1.92%,
               04/18/05                                                                  25,000
     1,500   Municipal Electric Authority of Georgia, MEAG
               Project One, Sub Ser. D, Rev., FRDO, MBIA,
               1.81%, 03/04/05                                                            1,500
     3,700   Municipal Electric Authority of Georgia, Project
               One, Ser. C, Rev., FRDO, FSA, 1.81%, 03/02/05                              3,700
    25,000   Municipal Electric Authority of Georgia,
               Sub Ser. B, Rev., FRDO, 1.81%, 03/03/05                                   25,000
    27,900   Private Colleges & Universities Authority, Emory
               University, Ser. B, Rev., FRDO, 1.82%, 03/03/05                           27,900
     2,035   Private Colleges & Universities Authority, Emory
               University, Ser. B, Rev., FRDO, 1.82%, 03/04/05                            2,035
    31,705   Private Colleges & Universities Facilities Authority,
               Emory University, Ser. B, Rev., FRDO, 1.82%,
               03/04/05                                                                  31,705
     5,200   Tift County Hospital Authority, Anticipation
               Certificates, Ser. A, Rev., FRDO, AMBAC, 1.81%,
               03/02/05                                                                   5,200
                                                                                 --------------
                                                                                        546,084
             Guam -- 0.1%
    11,025   Guam Power Authority, FLOATS, Ser. PA-531,
               Rev., 1.87%, 03/04/05                                                     11,025

             Hawaii -- 0.8%
    20,825   ABN-AMRO Munitops Certificate Trust,
               Ser. 2004-1, Rev., FRDO, 1.91%, 03/03/05                                  20,825
    14,837   Hawaii State Department of Budget & Finance,
               Special Purpose, Wailuku River Hydroelectric,
               ACES, Rev., FRDO, 2.10%, 03/02/05                                         14,837
    19,790   Hawaii State, Highway, FLOATS, Ser. PT-1058,
               FRDO, 1.90%, 03/04/05                                                     19,790
     9,700   Honolulu City & County, 1.90%, 06/01/05                                      9,700
    17,000   Honolulu City & County, 2.00%, 06/02/05                                     17,000
    37,800   Honolulu, Hawaii, 1.90%, 06/01/05                                           37,800
                                                                                 --------------
                                                                                        119,952
             Idaho -- 0.6%
    10,500   Idaho Housing & Finance Association, Single
               Family Mortgage, Ser. C, Class 1, Rev., FRDO,
               1.94%, 03/01/05                                                           10,500

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Idaho -- Continued
$    3,750   Idaho Housing & Finance Association, Single
               Family Mortgage, Ser. F-1, Class 1, Rev., FRDO,
               1.94%, 03/07/05                                                   $        3,750
    69,675   Idaho State, GO, TAN, 3.00%, 06/30/05                                       69,994
                                                                                 --------------
                                                                                         84,244
             Illinois -- 4.4%
     9,850   ABN AMRO Munitops Certificate Trust,
               Ser. 2001-10, GO, FRDO, MBIA, 1.91%, 03/01/05                              9,850
    15,010   ABN AMRO Munitops Certificate Trust,
               Ser. 2001-21, GO, FRDO, MBIA, 1.91%, 03/04/05                             15,010
    10,570   ABN AMRO Munitops Certificate Trust,
               Ser. 2001-27, Rev., FRDO, FSA, 2.00%, 03/04/05                            10,570
     6,175   ABN AMRO Munitops Certificate Trust,
               Ser. 2002-23, GO, FRDO, MBIA, 1.93%, 04/01/05                              6,175
     9,995   ABN AMRO Munitops Certificate Trust,
               Ser. 2002-3, Rev., FRDO, 2.00%, 03/03/05                                   9,995
     5,560   Chicago Board of Education, FLOATS, Ser. PT-2446,
               GO, FRDO, MBIA, 1.90%, 06/01/05                                            5,560
    34,950   Chicago Housing Authority, Capital Improvement
               Program, Floating Rate Receipts, Ser. L-40,
               Regulation D, Rev., FRDO, 1.93%, 03/02/05                                 34,950
     2,900   Chicago Metropolitan Water Reclamation
               District-Greater Chicago, Ser. B, Rev, FRDO,
               1.85%, 03/02/05                                                            2,900
     9,965   Chicago O'Hare International Airport, ACES,
               General Airport Second Lien, Ser. B, Rev., FRDO,
               1.81%, 03/01/05                                                            9,965
     5,900   Chicago O'Hare International Airport, ACES,
               General Airport Second Lien, Ser. B, Rev., FRDO,
               1.88%, 03/01/05                                                            5,900
     2,500   Chicago O'Hare International Airport, Special
               Facilities, Compagnie Natle Air France, Rev.,
               FRDO, 1.91%, 03/03/05                                                      2,500
    19,540   Chicago, Illinois, Midway Airport, Floating Rate
               Receipts, Ser. SG-97, Rev., FRDO, MBIA, 1.90%,
               03/01/05                                                                  19,540
     6,175   Chicago, Illinois, Multi-Family Housing, Barbara
               Jean Wright Apartments, Ser. A, Rev., FRDO,
               1.95%, 03/07/05                                                            6,175
    20,000   Chicago, Illinois, Municipal Securities Trust
               Receipts, Ser. SGA-99, GO, FRDO, FGIC, 1.90%,
               03/02/05                                                                  20,000
    13,000   Chicago, Illinois, Ser. B, GO, FRDO, FGIC, 1.86%,
               03/07/05                                                                  13,000
    21,100   Chicago, Illinois, Water, Second Lien, Rev., FRDO,
               MBIA, 1.86%, 03/07/05                                                     21,100
     4,503   Cook County, Floating Rate Certificates, Ser. 403,
               GO, FRDO, FGIC, 1.90%, 03/02/05                                            4,503

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Illinois -- Continued
$    7,345   Cook County, FLOATS, Ser. PT-1497, GO, FRDO,
               FGIC, 1.90%, 03/04/05                                             $        7,345
     5,400   Du Page County Community Unit School District
               No. 200 Wheaton, Ser. RR-II-R-4013, GO, FRDO,
               FSA, 1.90%, 03/03/05                                                       5,400
    10,000   Eagle Tax Exempt Trust, Class A, Rev., FRDO, MBIA,
               1.90%, 03/07/05                                                           10,000
     3,335   Illinois Development Finance Authority, American
               Youth Hostels Project, Rev., FRDO, 1.87%,
               03/04/05                                                                   3,335
    17,900   Illinois Development Finance Authority,
               Chicago Symphony Orchestra, Rev., FRDO,
               1.86%, 03/07/05                                                           17,900
     2,405   Illinois Development Finance Authority, IDR,
               CFC International, Inc. Project, Rev., FRDO,
               1.96%, 03/07/05                                                            2,405
     4,485   Illinois Development Finance Authority, IDR,
               CHS Acquisition Corp. Project, Rev., FRDO,
               1.89%, 03/01/05                                                            4,485
     1,500   Illinois Development Finance Authority, IDR,
               Toughy LTD Partnership Project, Rev., FRDO,
               1.95%, 03/07/05                                                            1,500
    13,400   Illinois Development Finance Authority,
               Multi-Family Housing, FLOATS, Ser. PT-1795,
               Rev., FRDO, 1.91%, 03/01/05                                               13,400
    10,000   Illinois Development Finance Authority,
               Residential Rental, Rev., FRDO, 1.88%, 03/04/05                           10,000
     6,895   Illinois Educational Facilities Authority, FLOATS,
               Ser. PA-896, Rev., FRDO, 1.90%, 03/01/05                                   6,895
     4,700   Illinois Educational Facilities Authority, St. Xavier
               University Project, Ser. A, Rev., FRDO, 1.88%,
               03/07/05                                                                   4,700
    34,000   Illinois Finance Authority, Northwestern University,
               Sub Ser. A, Rev., FRDO, 1.83%, 03/04/05                                   34,000
    12,000   Illinois Finance Authority, University of Chicago,
               Ser. B, Rev., FRDO, 1.85%, 03/02/05                                       12,000
    11,800   Illinois Health Facilities Authority, Gottlieb Health
               Resources, Inc., Rev., FRDO, 1.88%, 03/02/05                              11,800
     7,500   Illinois Health Facilities Authority, Health Care
               Systems, Rev., FRDO, 1.80%, 03/01/05                                       7,500
     2,105   Illinois Health Facilities Authority, Loyola
               University Health System, Ser. B, Rev., FRDO,
               MBIA, 1.84%, 03/02/05                                                      2,105
    20,000   Illinois Health Facilities Authority, Revolving
               Pooled Funds, Ser. B, Rev., FRDO, 1.86%, 03/07/05                         20,000
    13,300   Illinois Health Facilities Authority, Swedish
               Covenant Hospital Project, Rev., FRDO, AMBAC,
               1.86%, 03/03/05                                                           13,300

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Illinois -- Continued
$    1,800   Illinois Health Facilities Authority, The Carle
               Foundation, Ser. B, Rev., FRDO, AMBAC, 1.86%,
               03/02/05                                                          $        1,800
     1,815   Illinois Housing Development Authority, Floating
               Rate Trust Receipts, Ser. L-19, Regulation D, Rev.,
               FRDO, 1.98%, 03/03/05                                                      1,815
    10,175   Illinois Housing Development Authority,
               Homeowner Mortgage, Ser. A-3, Rev., FRDO,
               1.91%, 03/02/05                                                           10,175
     7,500   Illinois Housing Development Authority,
               Homeowner Mortgage, Ser. C-3, Rev., FRDO,
               1.96%, 03/02/05                                                            7,500
    14,405   Illinois Housing Development Authority,
               Homeowner Mortgage, Ser. D, Rev., FRDO,
               1.68%, 02/01/06                                                           14,405
     9,595   Illinois Housing Development Authority, Southern
               Hills/Orlando, Ser. B, Rev., FRDO, FSA, 1.89%,
               03/07/05                                                                   9,595
    24,800   Illinois State, 1.93%, 04/05/05                                             24,800
    14,000   Illinois State Toll Highway Authority, Ser. B, Rev.,
               FRDO, MBIA, 1.84%, 03/03/05                                               14,000
     2,075   Illinois State, Municipal Securities Trust Receipts,
               Ser. SGA-103, GO, FRDO, 1.85%, 03/01/05                                    2,075
     3,255   Illinois State, Sales Tax, Municipal Securities Trust
               Certificates, Ser. SG-9, FRDO, 1.90%, 03/03/05                             3,255
    13,185   Illinois State, Ser. 2003-33, GO, FRDO, FGIC, 1.90%,
               03/07/05                                                                  13,185
    10,000   Illinois State, Ser. B, GO, FRDO, 1.89%, 03/07/05                           10,000
    50,000   Illionois State, 3.00%, 06/03/05                                            50,000
     2,570   Lake County, IDR, A.L. Hansen Manufacturing Co.
               Project, Rev., FRDO, 1.95%, 03/01/05                                       2,570
       985   Libertyville, Illinois, IDR, Libertyville Manor Project,
               Rev., FRDO, 1.90%, 03/07/05                                                  985
     7,000   Metropolitan Pier & Exposition Authority,
               Dedicated State Tax, EAGLE, Ser. 20040030,
               Class A, Rev., FRDO, MBIA, 1.90%, 03/02/05                                 7,000
     4,640   Mount Morris, Illinois, Bretheren Home Project,
               Rev., FRDO, 1.88%, 03/01/05                                                4,640
     5,500   Municipal Securities Trust Certificates,
               Ser. 2001-9021, Class A, GO, FRDO, FSA, 1.92%,
               03/07/05                                                                   5,500
    11,265   Municipal Securities Trust Certificates, Ser. 2004-218,
               Class A, Rev., FRDO, MBIA, 2.10%, 06/15/05                                11,265
    16,895   Municipal Securities Trust Certificates, Ser. 2005-223,
               Class A, GO, FRDO, FGIC, 2.10%, 07/01/05                                  16,895
    19,800   Regional Transportation Authority, FLOATS,
               Ser. PT-818-D, Rev., FRDO, FGIC, 1.90%, 03/03/05                          19,800
     6,555   Regional Transportation Authority, FLOATS,
               Ser. PT-1448, Rev., FRDO, FGIC, 1.90%, 03/07/05                            6,555

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Illinois -- Continued
$   10,000   Regional Transportation Authority, FLOATS,
               Ser. PT-2424, Rev., FRDO, FSA, 1.90%, 06/01/05                    $       10,000
    10,000   Regional Transportation Authority, FLOATS,
               Ser. SG-82, FRDO, 1.90%, 03/01/05                                         10,000
     8,900   University of Illinois, Health Services Facilities
               System, Ser. B, Rev., FRDO, 1.86%, 03/02/05                                8,900
    15,000   University of Illinois, Utility Infrastructure Projects,
               COP, FRDO, 1.85%, 03/03/05                                                15,000
     2,000   Will County, Exempt Facilties, ExxonMobil Project,
               Rev., FRDO, 1.83%, 03/01/05                                                2,000
                                                                                 --------------
                                                                                        669,478
             Indiana -- 0.9%
     6,050   Carmel School Building Corp., Ser. RR-II-R-S014,
               Rev., FRDO, MBIA, 1.90%, 03/03/05                                          6,050
     6,400   Danville Multi-School Building Corp., FLOATS,
               Ser. PT-1483, Rev., FRDO, FSA, 1.90%, 03/02/05                             6,400
     5,000   DeKalb County Economic Development, New
               Process Steel Project, Rev., FRDO, 1.97%, 03/04/05                         5,000
     7,520   Hammond School Building Corp., Ser. ROCS-II-R-6516,
               Rev., GO, MBIA, 1.90%, 07/15/05                                            7,520
    25,000   Indiana Bond Bank, Advance Funding Program
               Notes, Ser. A, Rev., 3.25%, 01/26/06                                      25,211
    10,000   Indiana Health Facility Financing Authority,
               Ascension Health Credit Group, Ser. A-1, Rev.,
               FRDO, 1.73%, 07/05/05                                                     10,000
    16,900   Indiana Health Facility Financing Authority,
               Ascension Health Credit Group, Ser. B, Rev.,
               FRDO, 1.83%, 03/02/05                                                     16,900
     4,500   Indiana Health Facility Financing Authority,
               Clarian Health Obligation Group, Ser. C, Rev.,
               FRDO, 1.86%, 03/04/05                                                      4,500
     2,485   Indiana Health Facility Financing Authority,
               Community Hospitals Project, Ser. A, Rev., FRDO,
               1.87%, 03/04/05                                                            2,485
     5,055   Indiana Health Facility Financing Authority,
               FLOATS, Ser. PA-1069, 1.90%, 03/04/05                                      5,055
     5,330   Indiana Transportation Finance Authority, FLOATS,
               Ser. PT-2296, Rev., FRDO, FGIC, 1.90%, 03/02/05                            5,330
    19,500   Indiana Transportation Finance Authority,
               Municipal Securities Trust Receipts, Ser. SGA-113,
               Rev., FRDO, 1.85%, 03/01/05                                               19,500
     8,635   Indianapolis Local Public Improvement Bond Bank,
               FLOATS, Ser. PT-1408, Rev., FRDO, MBIA, 1.90%,
               03/07/05                                                                   8,635
     8,200   Monroe County Hospital Authority, Rev., FRDO,
               MBIA, 1.86%, 03/01/05                                                      8,200
     7,900   St. Joseph County, Educational Facilities, University
               of Notre Dame, Rev., FRDO, 1.80%, 03/03/05                                 7,900
                                                                                 --------------
                                                                                        138,686

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Iowa -- 0.4%
$    6,300   Des Moines, Iowa, Airport, 2.35%, 09/07/05                          $        6,300
     3,345   Des Moines, Iowa, FLOATS, Ser. PT-2268, GO,
               FRDO, AMBAC, 1.90%, 03/02/05                                               3,345
     8,500   Iowa Finance Authority, Single Family Mortgage,
               Ser. D, Rev., FRDO, 1.88%, 03/03/05                                        8,500
     5,900   Iowa Finance Authority, Single Family Mortgage,
               Ser. F, Rev., FRDO, 1.87%, 03/03/05                                        5,900
    29,400   Iowa School Corp., Cash Anticipation Program,
               Ser. A, Warrants, FSA, 3.00%, 06/30/05                                    29,501
                                                                                 --------------
                                                                                         53,546
             Kansas -- 0.6%
     2,000   Eagle Tax-Exempt Trust, Weekly Option Mode,
               Ser. 2000-1601, FRDO, 1.90%, 03/02/05                                      2,000
    18,000   Kansas State Department of Transportation,
               Highway, Ser. C-1, Rev., FRDO, 1.81%, 03/01/05                            18,000
    27,500   Kansas State Department of Transportation,
               Highway, Ser. C-2, Rev., FRDO, 1.87%, 03/01/05                            27,500
    24,425   Kansas State Department of Transportation,
               Ser. C-3, Rev., FRDO, 1.82%, 03/04/05                                     24,425
     9,780   Overland Park, Kansas, Floating Rate Receipts,
               Ser. SG-155, 1.90%, 03/01/05                                               9,780
     1,915   Sedgwick & Shawnee Counties, Single Family
               Housing, FLOATS, Ser. PT-523, Rev., FRDO, 1.95%,
               03/04/05                                                                   1,915
                                                                                 --------------
                                                                                         83,620
             Kentucky -- 0.8%
    16,275   Jeffersontown, Kentucky, Lease Program, Kentucky
               League of Cities Funding Trust, Rev., FRDO,
               1.92%, 03/02/05                                                           16,275
    90,200   Kentucky Asset Liability Commission, General
               Fund, Ser. A, Rev., TRAN, 3.00%, 06/29/05                                 90,530
     2,240   Kentucky Development Finance Authority, Pooled
               Loan Program, Ser. A, Rev., FRDO, FGIC, 1.85%,
               03/03/05                                                                   2,240
    15,000   Louisville & Jefferson County Metropolitan Sewer
               District, Sewer & Drain Systems, Floating Rate
               Receipts, Ser. SG-132, Rev., FRDO, FGIC, 1.90%,
               03/07/05                                                                  15,000
                                                                                 --------------
                                                                                        124,045
             Louisiana -- 1.0%
    12,000   ABN AMRO Munitops Certificate Trust, Ser. 2002-17,
               Rev., FRDO, AMBAC, #, 1.91%, 03/02/05                                     12,000
     9,000   East Baton Rouge Parish, Solid Waste Disposal
               Authority, Exxon Corp. Project, Rev., FRDO,
               1.83%, 03/01/05                                                            9,000
     1,585   Iberia Parish IDB, IDR, Cuming Insulation Corp.
               Project, Rev., FRDO, 2.00%, 03/03/05                                       1,585

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Louisiana -- Continued
$    1,545   Jefferson Parish Home Mortgage Authority, Single
               Family Mortgage, FLOATS, Ser. PT-492, Rev.,
               FRDO, 1.97%, 03/04/05                                             $        1,545
     3,110   Louisiana Housing Finance Agency, FLOATS,
               Ser. PT-1340, Rev., FRDO, 1.95%, 03/07/05                                  3,110
     8,365   Louisiana Local Government, Environmental
               Facilities & Community Development, Ser. A,
               Rev., FRDO, 1.88%, 03/03/05                                                8,365
    36,000   Louisiana Public Facilities Authority, 1.86%, 04/06/05                      36,000
    52,350   Louisiana Public Facilities Authority, 2.00%, 06/02/05                      52,350
     3,100   Louisiana Public Facilities Authority, IDB, Kenner
               Hotel LTD, Rev., FRDO, 1.80%, 03/01/05                                     3,100
    10,925   Louisiana Public Facilities Authority, Inter
               Community Healthcare Project, Rev., FRDO,
               1.88%, 03/07/05                                                           10,925
     4,890   Louisiana Public Facilities Authority, LSU Alumni
               Association Project, Rev., FRDO, 1.89%, 03/07/05                           4,890
     4,950   South Louisiana Port Commission, Marine Terminal
               Facilities, Occidental Petroleum, Rev., FRDO,
               1.90%, 03/03/05                                                            4,950
                                                                                 --------------
                                                                                        147,820
             Maine -- 0.9%
     9,700   Maine Finance Authority, Jackson Lab Issue,
               Ser. 2002, Rev., FRDO, 1.92%, 03/07/05                                     9,700
     7,320   Maine Health & Higher Educational Facilities
               Authority, Ser. B, Rev., FRDO, AMBAC, 1.87%,
               03/02/05                                                                   7,320
     6,250   Maine State Housing Authority, General Housing,
               FLOATS, Ser. MT-006, Rev., FRDO, 1.96%, 03/02/05                           6,250
    10,000   Maine State Housing Authority, Mortgage, Ser. C-3,
               Rev., FRDO, 1.87%, 03/03/05                                               10,000
     7,500   Maine State Housing Authority, Mortgage, Ser. D-3,
               Rev., FRDO, 1.89%, 03/03/05                                                7,500
    42,415   Maine State Housing Authority, Ser. E-2, Rev.,
               FRDO, AMBAC, 1.87%, 03/03/05                                              42,412
    12,295   Maine State, GO, BAN, 3.00%, 06/23/05                                       12,348
    20,700   Maine State, GO, TAN, 3.00%, 06/30/05                                       20,795
    22,260   Old Town, Maine, Solid Waste Disposal, Georgia
               Pacific Corp. Project, Rev., FRDO, 1.87%, 03/07/05                        22,260
                                                                                 --------------
                                                                                        138,588
             Maryland -- 1.7%
    19,500   Anne Arundel County, 2.00%, 03/16/05                                        19,500
    23,825   Baltimore IDA, IDR, Baltimore Capital Acquisition,
               Rev., FRDO, 1.86%, 03/02/05                                               23,825
    25,000   Baltimore, Maryland, 2.10%, 06/01/05                                        25,000
     3,135   Community Development Administration,
               Multi-Family Development, Avalon Lea
               Apartment Project, Rev., FRDO, 1.82%, 03/07/05                             3,135

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Maryland -- Continued
$   50,000   Johns Hopkins University, 2.00%, 05/24/05                           $       50,000
     1,945   Maryland Community Development Administration,
               Department of Housing & Community
               Development, FLOATS, Ser. PT-12, 1.89%, 03/01/05                           1,945
     3,000   Maryland Community Development Administration,
               Department of Housing & Community
               Development, Multi-Family Housing, Parklane
               Apartments, Rev., FRDO, 1.89%, 03/02/05                                    3,000
     3,800   Maryland Community Development Administration,
               Department of Housing & Community
               Development, Multi-Family Housing, Waters
               Tower, Ser. G, Rev., FRDO, 1.84%, 03/01/05                                 3,800
    12,400   Maryland Community Development Administration,
               Department of Housing & Community
               Development, Residential, Ser. C, Rev., FRDO,
               1.84%, 03/02/05                                                           12,400
     3,310   Maryland State Economic Development Corp.,
               Floating Rate Reciepts, Ser. L9-J, Rev., FRDO, FSA,
               1.98%, 03/07/05                                                            3,310
    21,065   Maryland State Health & Higher Educational
               Facilities Authority, 2.01%, 06/02/05                                     21,065
     5,215   Maryland State Health & Higher Educational
               Facilities Authority, FLOATS, Ser. 825, Rev., FRDO,
               AMBAC, 1.90%, 03/04/05                                                     5,215
     2,150   Maryland State Health & Higher Educational
               Facilities Authority, Loyola College Issue, Ser. B,
               Rev., FRDO, MBIA, 1.85%, 03/03/05                                          2,150
     9,000   Maryland State Health & Higher Educational
               Facilities Authority, Municipal Securities Trust
               Receipts, Ser. SGA-143, Rev., FRDO, 1.90%, 03/02/05                        9,000
     7,665   Maryland State Stadium Authority, Sports Facilities
               Lease, Rev., FRDO, 1.89%, 03/02/05                                         7,665
    15,000   Maryland State Transportation Authority, Passenger
               Facility Charge, Baltimore/Washington Airport,
               Ser. A, Rev., FRDO, 1.82%, 03/04/05                                       15,000
     6,400   Montgomery County Housing Opportunites
               Commission, Multi-Family Housing, Falklands,
               Ser. B, Rev., FRDO, 1.76%, 03/02/05                                        6,400
    10,700   Montgomery County Housing Opportunites
               Commission, Multiple Purpose, Ser. C, Rev.,
               FRDO, 1.80%, 03/02/05                                                     10,700
     5,100   Montgomery County Housing Opportunities
               Commission, The Grand-Issue I, Rev., FRDO,
               1.88%, 03/07/05                                                            5,100
     1,020   Northeast Waste Disposal Authority, Resource
               Recovery, Harford County Resources, Rev., FRDO,
               AMBAC, 1.78%, 03/02/05                                                     1,020

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Maryland -- Continued
$   16,400   Washington Suburban Sanitation District,
               Multi-Modal, Ser. A, GO, BAN, FRDO, 1.87%,
               03/01/05                                                          $       16,400
     6,000   Washington Suburban Sanitation District, Ser. A,
               GO, BAN, FRDO, 1.87%, 03/03/05                                             6,000
     9,000   Washington Suburban Sanitation District, Ser. A,
               GO, BAN, FRDO, 1.87%, 03/07/05                                             9,000
                                                                                 --------------
                                                                                        260,630
             Massachusetts -- 2.6%
    21,400   Blackstone-Millville Regional School District, GO,
               BAN, 2.75%, 07/14/05                                                      21,479
     6,030   Canton Housing Authority, Multi-Family Housing,
               Canton Arboretum Apartments, Rev., FRDO,
               1.85%, 03/02/05                                                            6,030
     8,000   Clipper Tax-Exempt Trust, COP, Ser. 2001-4, FRDO,
               1.60%, 07/01/05                                                            8,000
    13,070   Lee, Massachusetts, GO, BAN, 2.50%, 05/13/05                                13,099
    12,300   Massachusetts Bay Transportation Authority,
               1.95%, 04/06/05                                                           12,300
     5,030   Massachusetts Bay Transportation Authority,
               EAGLE, Ser. 20040031, Class A, Rev., FRDO,
               1.89%, 03/03/05                                                            5,030
     4,600   Massachusetts Bay Transportation Authority,
               General Transportation Systems, GO, FRDO,
               1.85%, 03/04/05                                                            4,600
     5,750   Massachusetts Bay Transportation Authority,
               Municipal Securities Trust Receipts, Special
               Assessment, Ser. SGA-123, FRDO, 1.90%, 03/07/05                            5,750
     7,000   Massachusetts Development Finance Agency, Clark
               University, Rev., FRDO, MBIA, 1.87%, 03/04/05                              7,000
    13,215   Massachusetts Development Finance Agency, Clark
               University, Ser. A, Rev., FRDO, AMBAC, 1.87%,
               03/07/05                                                                  13,215
    11,000   Massachusetts Development Finance Agency,
               Dana Hall School, Rev., FRDO, 1.85%, 03/01/05                             11,000
     6,000   Massachusetts Development Finance Agency, ISO
               New England, Inc., Rev., FRDO, 1.90%, 05/05/05                             6,000
     4,560   Massachusetts Development Financing Agency,
               The Bridge Issue, Rev., FRDO, 1.86%, 03/07/05                              4,560
       900   Massachusetts Health & Educational Facilities
               Authority, Capital Assets Program, Ser. D, Rev.,
               FRDO, MBIA, 1.80%, 03/01/05                                                  900
     5,240   Massachusetts Health & Educational Facilities
               Authority, Partners in Healthcare, Ser. D-6, Rev.,
               FRDO, 1.80%, 03/01/05                                                      5,240
     2,200   Massachusetts Health & Educational Facilities
               Authority, University of Massachusetts, Ser. A,
               Rev., FRDO, 1.79%, 03/07/05                                                2,200

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Massachusetts -- Continued
$   48,650   Massachusetts Housing Finance Agency, Ser. F,
               Rev., FRDO, FSA, 1.85%, 03/02/05                                  $       48,650
     4,950   Massachusetts Housing Finance Agency, Ser. G,
               Rev., FRDO, 1.85%, 03/02/05                                                4,950
     5,500   Massachusetts Housing Finance Agency, Single
               Family Housing, Ser. R-1, Rev., 1.15%, 05/02/05                            5,500
    11,995   Massachusetts Municipal Wholesale Electric Co.,
               Power Supply Systems, FLOATS, Ser. PT-1951,
               1.88%, 03/03/05                                                           11,995
    22,000   Massachusetts State, 1.98%, 03/01/05                                        22,000
     9,525   Massachusetts State Industrial Finance Agency,
               Whitehead Institute for Biomedical Research,
               Rev., FRDO, 1.79%, 03/04/05                                                9,525
    48,800   Massachusetts State Port Authority, 2.03%, 06/01/05                         48,800
     2,506   Massachusetts State Turnpike Authority, FLOATS,
               Ser. 334, Rev., FRDO, MBIA, 1.86%, 03/07/05                                2,506
     1,300   Massachusetts State Water Resources Authority,
               Multi-Modal, Ser. B, Rev., FRDO, AMBAC, 1.83%,
               03/01/05                                                                   1,300
     7,200   Massachusetts State Water Resources Authority,
               Multi-Modal, Ser. B, Rev., FRDO, FGIC, 1.84%,
               03/03/05                                                                   7,200
     2,400   Massachusetts State Water Resources Authority,
               Multi-Modal, Sub Ser. C, Rev., FRDO, 1.75%,
               03/01/05                                                                   2,400
     4,220   Massachusetts State Water Resources Authority,
               Ser. A, Rev., FRDO, FGIC, 1.82%, 03/02/05                                  4,220
     2,500   Massachusetts State Water Resources Authority,
               Sub Ser. B, Rev., FRDO, FGIC, 1.83%, 03/01/05                              2,500
     6,600   Massachusetts State Water Resources Authority,
               Sub Ser. C, Rev., FRDO, FGIC, 1.83%, 03/02/05                              6,600
     1,000   Massachusetts State Water Resources Authority,
               Sub Ser. D, Rev., FRDO, 1.80%, 03/01/05                                    1,000
     3,750   Massachusetts State, EAGLE, Ser. 20040004, Class A,
               GO, FRDO, 1.89%, 03/03/05                                                  3,750
     9,995   Massachusetts State, FLOATS, Ser. PA-800, 1.88%,
               03/03/05                                                                   9,995
     7,830   Massachusetts State, FLOATS, Ser. PT-1576, GO,
               FRDO, MBIA, 1.88%, 03/03/05                                                7,830
       115   Massachusetts State, FLOATS, Ser. PT-2008, GO,
               FRDO, AMBAC, 1.88%, 03/03/05                                                 115
     9,795   Massachusetts State, FLOATS, Ser. PT-2238, GO,
               FRDO, 1.88%, 03/04/05                                                      9,795
    11,820   Massachusetts State, FLOATS, Ser. PT-392, GO,
               FRDO, 1.35%, 03/01/05                                                     11,820
     6,840   Massachusetts State, Ser. DB-116, GO, FRDO,
               AMBAC, 1.88%, 04/01/05                                                     6,840
    33,650   Scituate, Massachusetts, GO, BAN, 1.75%, 03/03/05                           33,651
     6,100   Shirley, Massachusetts, GO, BAN, 2.00%, 04/08/05                             6,106
                                                                                 --------------
                                                                                        395,451

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Michigan -- 4.1%
$   30,795   ABN AMRO Munitops Certificate Trust, Ser. 2000-16,
               GO, FRDO, FGIC, 1.92%, 03/01/05                                   $       30,795
     5,000   ABN-AMRO Munitops Certificate Trust, Ser. 2002-29,
               GO, FRDO, FGIC, 1.70%, 05/11/05                                            5,000
     8,545   Detroit City School District, Ser. 2003-28, GO,
               FRDO, 1.89%, 03/07/05                                                      8,545
     9,970   Detroit City School District, Ser. B-1, GO, FRDO,
               FGIC, 1.91%, 03/02/05                                                      9,970
     1,950   Detroit, Michgan, Sewer Disposal, Senior Lien,
               Ser. C-1, Rev., FRDO, FSA, 1.85%, 03/01/05                                 1,950
    16,500   Detroit, Michigan, Sewer Disposal, Second Lien,
               Ser. E, Rev., FRDO, FGIC, 1.55%, 08/04/05                                 16,500
       600   Detroit, Michigan, Sewer Disposal, Senior Lien,
               Ser. B, Rev., FRDO, FSA, 1.80%, 03/01/05                                     600
     7,450   East Lansing School District, Municipal Securities
               Trust Receipts, Ser. SGA-114, GO, FRDO, 1.90%,
               03/02/05                                                                   7,450
     2,600   Grand Rapids, Michigan, Water Supply, Rev.,
               FRDO, FGIC, 1.82%, 03/03/05                                                2,600
    20,900   Holt Public Schools, GO, FRDO, 1.85%, 03/04/05                              20,900
     8,820   Howell Public Schools, FLOATS, Ser. PT-1502, GO,
               FRDO, 1.89%, 03/04/05                                                      8,820
    12,300   Lakeview School District, Calhoun, School
               Building & Site, Ser. B, GO, FRDO, 1.85%, 03/03/05                        12,300
    65,000   Michigan State, 1.95%, 04/27/05                                             65,000
    27,010   Michigan State, 2.00%, 10/04/05                                             27,010
     6,965   Michigan State Building Authority, Ser. RR-II-R-1049,
               Rev., FRDO, 1.90%, 03/01/05                                                6,965
    10,000   Michigan State Hospital Finance Authority,
               Ascension, Ser. B-1, Rev., FRDO, 1.83%, 03/02/05                          10,000
     8,970   Michigan State Hospital Finance Authority, FLOATS,
               Ser. PA-919, Rev., 1.89%, 03/03/05                                         8,970
     7,495   Michigan State Hospital Finance Authority, FLOATS,
               Ser. PT-668, Rev., FRDO, MBIA, 1.89%, 03/04/05                             7,495
     6,350   Michigan State Housing Development Authority,
               Multi-Family Housing, Canton Club, Ser. A, Rev.,
               FRDO, 1.88%, 03/04/05                                                      6,350
     6,825   Michigan State Housing Development Authority,
               Multi-Family Housing, River Place Apartments,
               Rev., FRDO, 1.90%, 03/03/05                                                6,825
    13,505   Michigan State Housing Development Authority,
               Rental Housing, Ser. B, Rev., FRDO, 1.87%, 03/03/05                       13,505
    26,100   Michigan State University, Ser. A, Rev., FRDO,
               1.82%, 03/04/05                                                           26,100
     2,800   Michigan State University, Ser. B, Rev., FRDO,
               1.82%, 03/04/05                                                            2,800
     4,410   Michigan State, FLOATS, Ser. PT-2021, GO, FRDO,
               1.89%, 03/03/05                                                            4,410

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Michigan -- Continued
$   70,000   Michigan State, Multi-Family Housing, 2.00%,
               06/01/05                                                          $       70,000
    27,000   Michigan State, Ser. A, GO, 3.50%, 09/30/05                                 27,232
    10,500   Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
               1.85%, 03/02/05                                                           10,500
    75,785   Michigan State, Ser. C, Rev., GAN, FRDO, FSA,
               1.84%, 03/02/05                                                           75,785
    18,000   Michigan State, Ser. D, Rev., GAN, FRDO, FSA,
               1.84%, 03/02/05                                                           18,000
    34,170   Milan Area Schools, GO, FRDO, 1.85%, 03/01/05                               34,170
    11,800   Oakland University, Rev., FRDO, FGIC, 1.89%,
               03/01/05                                                                  11,800
    18,205   Saline Area Schools, GO, FRDO, 1.85%, 03/04/05                              18,205
     1,100   University of Michigan, Hospital, Ser. A, Rev.,
               FRDO, 1.83%, 03/01/05                                                      1,100
    13,000   University of Michigan, Hospital, Ser. A, Rev.,
               FRDO, 1.86%, 03/03/05                                                     13,000
       300   University of Michigan, Medical Services Plan,
               Ser. A, Rev., FRDO, 1.86%, 03/04/05                                          300
    15,255   Wayne Charter County, Detroit Metropolitan,
               Wayne Charter Airport, Junior Lien, Rev., FRDO,
               FSA, 1.88%, 03/04/05                                                      15,255
    11,075   Wayne Charter County, Wayne Charter Airport,
               Floating Rate Receipts, Ser. SG-122, Rev., FRDO,
               1.89%, 03/01/05                                                           11,075
                                                                                 --------------
                                                                                        617,282
             Minnesota -- 1.1%
     8,710   Minneapolis & St. Paul Metropolitan Airports
               Commission, Municipal Securities Trust Receipts,
               Ser. SG-136, Rev., FRDO, FGIC, 1.91%, 03/07/05                             8,710
     9,000   Minneapolis & St. Paul Metropolitan Airports
               Commission, Municipal Securities Trust Receipts,
               Ser. SGA-127, Rev., FRDO, FGIC, 1.90%, 03/07/05                            9,000
    19,130   Minnesota Housing Finance Agency, Residential
               Housing Finance, Ser. H, Rev., 1.62%, 07/21/05                            19,130
    18,055   Minnesota Housing Finance Agency, Residential
               Housing, Ser. H, Rev., FRDO, 1.62%, 07/21/05                              18,055
     4,995   Minnesota Public Facilities Authority, PCR, Water,
               Ser. II-R-31, Rev., FRDO, 1.90%, 03/04/05                                  4,995
    19,000   Rochester Health Authority, 2.05%, 06/01/05                                 19,000
    25,300   Rochester, Minnesota, 1.80%, 03/01/05                                       25,300
    35,000   Rochester, Minnesota, 1.88%, 03/01/05                                       35,000
     4,300   St. Louis Park, Minnesota, Catholic Finance Corp.,
               Rev., FRDO, 1.89%, 03/07/05                                                4,300
    21,990   Washington County Housing & Redevelopment
               Authority, Multi-Family Housing, FLOATS,
               Ser. PT-702, Rev., 1.94%, 03/07/05                                        21,990
                                                                                 --------------
                                                                                        165,480

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Mississippi -- 0.1%
$      900   Jackson County, PCR, Chevron USA, Inc. Project,
               Rev., FRDO, 1.80%, 03/01/05                                       $          900
     8,355   Mississippi Development Bank Special Obligation,
               FLOATS, Ser. PT-1494, Rev., FRDO, FSA, 1.40%,
               03/07/05                                                                   8,355
     4,330   Mississippi State, Ser. RR-II-R-1043, GO, FRDO,
               FGIC, 1.90%, 03/03/05                                                      4,330
                                                                                 --------------
                                                                                         13,585
             Missouri -- 0.8%
    14,310   Bi-State Development Agency, Metropolitan
               District, Floating Rate Receipts, Ser. SG-175, Rev.,
               FRDO, FSA, 1.90%, 03/04/05                                                14,310
    11,220   Bi-State Development Agency, Metropolitan
               District, FLOATS, Ser. PT-1593, Rev., FRDO, FSA,
               1.90%, 03/01/05                                                           11,220
     5,300   Bi-State Development Agency, Metropolitan
               District, Metrolink Cross County Project, Ser. A,
               Rev., FRDO, FSA, 1.85%, 03/07/05                                           5,300
     2,900   Kansas City IDA, IDR, Livers Bronze Co. Project,
               Rev., FRDO, 1.94%, 03/03/05                                                2,900
     3,000   Missouri Higher Education Loan Authority,
               Student Loan, Ser. B, Rev., FRDO, 1.87%, 03/02/05                          3,000
     1,600   Missouri Higher Education Loan Authority, Student
               Loan, Ser. B, Rev., FRDO, MBIA, 1.93%, 03/07/05                            1,600
     1,845   Missouri Housing Development Commission,
               FLOATS, Ser. PT-1286, Rev., FRDO, 1.95%, 03/07/05                          1,845
     2,520   Missouri Housing Development Commission,
               Mortgage, FLOATS, Ser. PT-495, Rev., FRDO,
               1.95%, 03/03/05                                                            2,520
     7,700   Missouri Housing Development Commission,
               Single Family Mortgage, FLOATS, Ser. L-5J,
               Regulation D, Rev., FRDO, 1.98%, 03/07/05                                  7,700
    17,600   Missouri State Health & Educational Facilities
               Authority, Assemblies of God College, Rev.,
               FRDO, 1.87%, 03/04/05                                                     17,600
     2,500   Missouri State Health & Educational Facilities
               Authority, EAGLE, Ser. 2002-6026, Class A, Rev.,
               FRDO, 1.90%, 03/04/05                                                      2,500
       775   Missouri State Housing Development Commission,
               FLOATS, Ser. PT-223, Rev., FRDO, 1.95%, 03/07/05                             775
    11,125   O'Fallon, Missouri, COP, FLOATS, Ser. PT-1396,
               FRDO, MBIA, 1.90%, 03/02/05                                               11,125
    40,000   University of Missouri, Curators, Floating Rate
               Trust Receipts, Ser. L43, Regulation D, Rev.,
               FRDO, 1.93%, 03/02/05                                                     40,000
                                                                                 --------------
                                                                                        122,395

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Montana -- 0.0%^
$    1,475   Montana Board of Housing, FLOATS, Ser. PT-356,
               1.97%, 03/04/05                                                   $        1,475

             Multiple States -- 4.0%
     5,010   ABN AMRO Munitops Certificate Trust,
               Ser. 2002-37, Rev., FRDO, 2.01%, 03/02/05                                  5,010
    12,640   ABN AMRO Munitops Certificate Trust,
               Ser. 2004-43, GO, FRDO, FGIC, 1.91%, 03/02/05                             12,640
    10,750   ABN AMRO Munitops Certificate Trust,
               Ser. 2004-8, GO, FRDO, 1.91%, 03/03/05                                    10,750
    41,955   ABN-AMRO Munitops Certificate Trust,
               Ser. 2002-1, Rev., FRDO, 2.04%, 03/02/05                                  41,955
    14,000   Charter Mac Floater Certificate Trust I, FLOATER,
               Ser. NAT-4, Rev., FRDO, MBIA, 1.98%, 03/03/05                             14,000
    12,800   Charter Mac Floater Certificate Trust I, Ser. NAT-1,
               Rev., FRDO, MBIA, 1.98%, 03/01/05                                         12,800
    24,000   Charter Mac Floater Certificate Trust I, Ser. NAT-2,
               Rev., FRDO, MBIA, 1.98%, 03/03/05                                         24,000
    15,000   Charter Mac Floater Certificate Trust I, Ser. NAT-3,
               Rev., FRDO, MBIA, 1.98%, 03/03/05                                         15,000
    11,500   Charter Mac Floater Certificate Trust I, Ser. NAT-5,
               Rev., FRDO, MBIA, 1.98%, 03/07/05                                         11,500
     3,433   Clipper Tax-Exempt Trust, COP, Ser. 1999-2, FRDO,
               2.06%, 03/03/05                                                            3,433
    32,668   Clipper Tax-Exempt Trust, COP, Ser. 2002-9, FRDO,
               2.06%, 03/04/05                                                           32,668
    20,000   Clipper Tax-Exempt Trust, COP, Ser. 2003-5, FRDO,
               1.98%, 03/03/05                                                           20,000
    20,180   Clipper Tax-Exempt Trust, Ser. 2004-2, Rev., FRDO,
               2.06%, 03/03/05                                                           20,180
     6,000   Eagle Tax Exempt Trust, Ser. 2000-1003, Rev.,
               FRDO, FGIC, 1.90%, 03/03/05                                                6,000
    31,779   Koch Floating Rate Trust, Weekly Certificates,
               Ser. 1, Rev., FRDO, 2.06%, 03/03/05                                       31,779
    18,310   MBIA Capital Corp., FLOATS, Ser. PL-10, Rev., Adj.,
               MBIA, 1.96%, 03/07/05                                                     18,310
     3,245   Municipal Securities Pool Trust, Floating Rate
               Trust Receipts, Ser. P-19, Rev., FRDO, FGIC,
               2.01%, 03/07/05                                                            3,245
    64,460   Municipal Securities Pool Trust, Floating Rate
               Trust Receipts, Ser. SG-P-16, 2.01%, 03/01/05                             64,460
    88,135   Municipal Securities Pool Trust, Floating Rate Trust
               Receipts, Ser. SG-P-18, Rev., FRDO, 2.01%, 03/07/05                       88,135
   110,665   Municipal Securities Pool Trust, Floating Rate
               Trust Receipts, Ser. SG-PG-17, 2.01%, 03/01/05                           110,665
     2,370   Puttable Floating Option Tax-Exempt Receipts,
               FLOATS, Ser. PPT-12, 2.01%, 03/01/05                                       2,370

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Multiple States -- Continued
$   43,095   Puttable Floating Option Tax-Exempt Receipts,
               SunAmerica Trust, PUTTERS, Ser. 2001-2, Class A
               Certificates, 1.96%, 03/01/05                                     $       43,095
    10,135   SunAmerica Trust, Ser. 2, Class A Certificates, Rev.,
               FRDO, 2.06%, 03/07/05                                                     10,135
                                                                                 --------------
                                                                                        602,130
             Nebraska -- 0.2%
    14,405   Lancaster County Hospital Authority No. 1, Bryan
               Memorial Hospital Project, Rev., FRDO, MBIA,
               1.84%, 03/02/05                                                           14,405
     3,285   NEBHELP, Inc., Multi-Modal, Ser. A-11, Rev., FRDO,
               MBIA, 1.95%, 03/07/05                                                      3,285
     5,750   Nebraska Investment Finance Authority, Single
               Family Housing, Floating Rate Trust Receipts,
               Ser. N-7, Regulation D, Rev., FRDO, 1.75%, 03/01/05                        5,750
     5,735   Nebraska Investment Finance Authority, Single
               Family Housing, Ser. E, Rev., FRDO, 1.94%, 03/02/05                        5,735
                                                                                ---------------
                                                                                         29,175
             Nevada -- 1.2%
     5,910   Clark County School District, FLOATS, Ser. PT-2406,
               GO, FRDO, MBIA, 1.90%, 06/15/05                                            5,910
    15,000   Clark County School District, FRDO, 1.90%, 03/07/05                         15,000
    11,750   Clark County School District, Ser. F, GO, FSA,
               5.00%, 06/15/05                                                           11,853
     6,710   Clark County, Airport Improvement, Sub Lien,
               Ser. A-1, Rev., FRDO, 1.84%, 03/02/05                                      6,710
       480   Clark County, Airport Improvement, Sub Lien,
               Ser. A-2, Rev., FRDO, 1.87%, 03/02/05                                        480
    45,500   Clark County, Clark Airport, Sub Lien, Ser. B, Rev.,
               FRDO, MBIA, 1.89%, 03/03/05                                               45,500
    17,000   Las Vegas, Nevada, 1.82%, 03/01/05                                          17,000
     9,500   Nevada Housing Division, Multi-Unit Housing,
               Flamingo Road, Ser. A, Rev., FRDO, #, 2.16%,
               03/07/05                                                                   9,500
     7,800   Nevada Housing Division, Multi-Unit Housing,
               Fort Apache, Ser. A, Rev., FRDO, 2.16%, 03/07/05                           7,800
     3,390   Nevada Housing Division, Multi-Unit Housing,
               Horizon, Ser. A, Rev., FRDO, 1.89%, 03/04/05                               3,390
     4,350   Nevada Housing Division, Multi-Unit Housing,
               Joshua Villas, Ser. E, Rev., FRDO, 1.89%, 03/03/05                         4,350
     5,455   Nevada Housing Division, Multi-Unit Housing,
               Judith Villas, Ser. C, Rev., FRDO, 1.89%, 03/03/05                         5,455
     2,200   Nevada Housing Division, Multi-Unit Housing,
               Ser. A, Rev., FRDO, 1.89%, 03/02/05                                        2,200
     6,750   Nevada Housing Division, Multi-Unit Housing,
               Ser. A, Rev., FRDO, 1.89%, 03/03/05                                        6,750
     3,195   Nevada Housing Division, Multi-Unit Housing,
               Ser. M, Rev., FRDO, 1.89%, 03/07/05                                        3,195

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             Nevada -- Continued
$    5,385   Nevada Housing Division, Multi-Unit, Sundance
               Village, Rev., FRDO, 1.89%, 03/07/05                              $        5,385
     4,800   Nevada State, FLOATS, Ser. PT-403, GO, FRDO,
               1.90%, 03/02/05                                                            4,800
     9,000   Nevada State, FLOATS, Ser. SG-39, 1.90%, 03/02/05                            9,000
     8,925   Nevada State, Ser. RR-II-R-4054, GO, FRDO, FSA,
               1.90%, 03/03/05                                                            8,925
     1,300   Reno, Nevada, St. Mary's Regional Medical Center,
               Ser. B, Rev., FRDO, MBIA, 1.79%, 03/01/05                                  1,300
     5,800   Truckee Meadows Water Authority, Municipal
               Securities Trust Receipts, Ser. SGA-137, Rev.,
               FRDO, FSA, 1.85%, 03/01/05                                                 5,800
                                                                                 --------------
                                                                                        180,303
             New Hampshire -- 0.3%
     5,945   New Hampshire Health & Education Facilities
               Authority, Riverbend, Rev., FRDO, 1.88%, 03/07/05                          5,945
    10,000   New Hampshire Higher Educational & Health
               Facilities Authority, FLOATS, Ser. PT-866, Rev.,
               FRDO, FGIC, 1.92%, 03/03/05                                               10,000
     4,290   New Hampshire Higher Educational & Health
               Facilities Authority, Ser. 772, Rev., FRDO, FGIC,
               1.92%, 03/01/05                                                            4,290
     6,300   New Hampshire Higher Educational & Health
               Facilities Authority, VHA New England, Inc.,
               Ser. C, Rev., FRDO, AMBAC, 1.90%, 03/07/05                                 6,300
     7,050   New Hampshire Higher Educational & Health
               Facilities Authority, VHA New England, Inc.,
               Ser. D, Rev., FRDO, AMBAC, 1.90%, 03/02/05                                 7,050
     7,200   New Hampshire Higher Educational & Health
               Facilities Authority, VHA New England, Inc.,
               Ser. F, Rev., FRDO, AMBAC, 1.90%, 03/07/05                                 7,200
     2,280   New Hampshire Municipal Bond Bank,
               Educational Institutions, Pinkerton Academy
               Project, Ser. B, Rev., FRDO, 1.96%, 03/02/05                               2,280
                                                                                 --------------
                                                                                         43,065
             New Jersey -- 1.2%
     5,795   Burlington County Bridge Commissioner,
               Community Pooled Loan, FLOATS, Ser. PT-1546,
               Rev., FRDO, 1.89%, 03/01/05                                                5,795
     7,625   Hudson County Improvement Authority, Essential
               Purpose Pooled Loan, Rev., FRDO, 1.83%, 03/04/05                           7,625
     7,900   Mercer County Improvement Authority, Atlantic
               Foundation & Johnson, Rev., FRDO, MBIA,
               1.81%, 03/07/05                                                            7,900
    12,925   Municipal Securities Trust Certificates, Ser. 2001-174,
               Class A, GO, FRDO, 1.83%, 03/01/05                                        12,925
    11,600   Municipal Securities Trust Certificates, Ser. 2001-175,
               Class A, Rev., FRDO, AMBAC, 1.91%, 03/01/05                               11,600

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             New Jersey -- Continued
$    6,000   New Jersey Economic Development Authority,
               Diocese of Metuchen, Rev., FRDO, 1.86%, 03/01/05                  $        6,000
     8,000   New Jersey Economic Development Authority,
               FLOATERS, Ser. 883, Rev., FRDO, 1.86%, 03/07/05                            8,000
     4,985   New Jersey Economic Development Authority,
               FLOATS, Ser. PA-828, Rev., FRDO, AMBAC,
               1.88%, 03/07/05                                                            4,985
    14,465   New Jersey Economic Development Authority,
               Foreign Trade Zone Project, Rev., FRDO, 1.85%,
               03/01/05                                                                  14,465
     4,995   New Jersey Economic Development Authority,
               Ser. A, GO, FRDO, AMBAC, 1.89%, 03/03/05                                   4,995
     1,500   New Jersey Health Care Facilities Financing
               Authority, Meridian Health System, Ser. B, Rev.,
               FRDO, 1.79%, 03/07/05                                                      1,500
     3,365   New Jersey Sports & Exposition Authority, State
               Contract, Ser. C, Rev., FRDO, MBIA, 1.83%, 03/07/05                        3,365
    10,170   New Jersey State Educational Facilities Authority,
               Floating Rate Certificates, Ser. SG-148, Rev.,
               FRDO, 1.88%, 03/01/05                                                     10,170
     5,480   New Jersey State Educational Facilities Authority,
               FLOATS, Ser. PT-1597, 1.88%, 03/01/05                                      5,480
     5,270   New Jersey State Educational Facilities Authority,
               FLOATS, Ser. PT-1599, 1.88%, 03/01/05                                      5,270
    18,030   New Jersey State Transit Corp., FLOATER, COP,
               Ser. 1011, FRDO, AMBAC, 1.89%, 03/15/05                                   18,030
     8,100   New Jersey State Turnpike Authority, Ser. C-1,
               Rev., FRDO, FSA, 1.84%, 03/04/05                                           8,100
    25,000   New Jersey State, Ser. A, TRAN, 3.00%, 06/24/05                             25,093
     8,590   New Jersey Transportation Trust Fund Authority,
               FLOATS, Ser. 941-D, Rev., FRDO, FSA, 1.86%,
               03/02/05                                                                   8,590
     5,200   Salem County Improvement Authority, Friends
               Home Woodstown, Inc., Rev., FRDO, 1.86%,
               03/07/05                                                                   5,200
                                                                                 --------------
                                                                                        175,088
             New Mexico -- 0.3%
    25,627   Albuquerque, New Mexico, Airport, Sub Lien,
               Rev., FRDO, AMBAC, 1.84%, 03/02/05                                        25,627
     3,200   Chaves County, IDR, Friona Industries LP, Ser. A,
               Rev., FRDO, 1.97%, 03/04/05                                                3,200
     6,440   New Mexico Finance Authority, Ser. RR-II-R-2118,
               Rev., FRDO, AMBAC, 1.90%, 03/02/05                                         6,440
     3,610   New Mexico Mortgage Finance Authority, FLOATS,
               Ser. PT-1308, Rev., FRDO, 1.95%, 03/03/05                                  3,610
     4,400   New Mexico Mortgage Finance Authority, FLOATS,
               Ser. PT-1378, Rev., FRDO, 1.95%, 03/01/05                                  4,400
     4,130   New Mexico Mortgage Finance Authority, FLOATS,
               Ser. PT-643, Rev., FRDO, 1.95%, 03/01/05                                   4,130
                                                                                 --------------
                                                                                         47,407

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             New York -- 9.7%
$   24,795   ABN AMRO Munitops Certificate Trust, Ser. 2002-19,
               Rev., FRDO, MBIA-IBC, 1.88%, 03/03/05 +                           $       24,795
     9,995   Bank of New York Municipal Certificates Trust,
               Ser. 4, Rev., FRDO, MBIA, #, 2.02%, 03/01/05                               9,995
       900   Jay Street Development Corp., New York City Jay
                Street Project, CTS Facilities Lease, Ser. A-4, Rev.,
                FRDO, 1.77%, 03/01/05                                                       900
     8,700   Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-1051, Rev., FRDO, FSA, 1.88%,
               03/02/05                                                                   8,700
     9,995   Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-513-R, Rev., FRDO, FSA, 1.89%,
               03/01/05                                                                   9,995
     2,300   Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-522, Rev., FRDO, FSA, 1.89%,
               03/01/05                                                                   2,300
     4,800   Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PT-386, Rev., 1.88%, 03/04/05                                 4,800
       100   Long Island Power Authority, Electric Systems,
               Ser. 2, Sub Ser. 2-B, Rev., FRDO, 1.77%, 03/01/05                            100
       900   Long Island Power Authority, Electric Systems,
               Ser. D, Rev., FRDO, FSA, 1.83%, 03/07/05                                     900
    25,000   Metropolitan Transporation Authority, 1.82%,
               03/10/05                                                                  25,000
    35,000   Metropolitan Transportation Authority, 1.83%,
               03/10/05                                                                  35,000
    10,800   Metropolitan Transportation Authority, 1.98%,
               05/02/05                                                                  10,800
    15,000   Metropolitan Transportation Authority, 2.05%,
               06/01/05                                                                  15,000
     9,710   Metropolitan Transportation Authority, Dedicated
               Tax Fund, Ser. B, Rev., FRDO, FSA, 1.84%, 03/01/05                         9,710
    20,500   Metropolitan Transportation Authority, FLOATS,
               Ser. PA-1077, Rev., FRDO, FSA, 1.89%, 03/04/05                            20,500
    11,995   Metropolitan Transportation Authority, Ser. B-16,
               Rev., FRDO, FGIC-MBIA, 1.88%, 03/07/05                                    11,995
    16,900   Metropolitan Transportation Authority, Ser. D-2,
               Rev., FRDO, FSA, 1.83%, 03/03/05                                          16,900
     7,000   Metropolitan Transportation Authority, Sub
               Ser. A-2, GO, FRDO, 1.84%, 03/07/05                                        7,000
     1,520   Monroe County Airport Authority, FLOATS,
               Ser. PA-585, Rev., FRDO, MBIA, 1.91%, 03/07/05                             1,520
     7,555   Municipal Securities Trust Certificates, Ser. 2001-116,
               Class A, Rev., FRDO, #, 1.86%, 03/04/05                                    7,555
    11,300   Nassau County Interim Finance Authority, FLOATS,
               Ser. PA-901, Rev., FRDO, AMBAC, 1.89%, 03/04/05                           11,300
    12,500   Nassau County Interim Finance Authority,
               Municipal Securities Trust Receipts, Special Tax,
               Ser. SGA-108, FRDO, 1.86%, 03/01/05                                       12,500

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             New York -- Continued
$   10,000   Nassau Health Care Corp., Sub Ser. 2004-C1, Rev.,
               FRDO, FSA, 1.83%, 03/07/05                                        $       10,000
    12,900   Nassau Health Care Corp., Sub Ser. 2004-C3, Rev.,
               FRDO, FSA, 1.82%, 03/07/05                                                12,900
    20,600   New York City Housing Development Corp.,
               Multi-Family Housing, 2 Gold Street, Ser. A,
               Rev., FRDO, 1.83%, 03/02/05                                               20,600
     5,800   New York City Housing Development Corp.,
               Multi-Family Housing, 90 West Street, Ser. A,
               Rev., FRDO, 1.83%, 03/03/05                                                5,800
     6,270   New York City Housing Development Corp.,
               Multi-Family Housing, Columbus Apartments,
               Ser. A, Rev., FRDO, 1.83%, 03/07/05                                        6,270
    10,900   New York City Housing Development Corp.,
               Multi-Family Rental Housing, Tribeca Tower,
               Ser. A, Rev., FRDO, 1.85%, 03/04/05                                       10,900
       400   New York City IDA, Civic Facilities, Municipal
               Securities Trust Receipts, Ser. SGA-110, Rev.,
               FRDO, 1.86%, 03/03/05                                                        400
     5,500   New York City IDA, Special Facilities, Korean
               Airlines Co., Ser. C, Rev., FRDO, 1.86%, 03/02/05                          5,500
    10,650   New York City Municipal Water Finance Authority,
               Water & Sewer System, FLOATS, Ser. PA-446,
               Rev., FRDO, FGIC, 1.88%, 03/01/05                                         10,650
     9,415   New York City Municipal Water Finance Authority,
               Water & Sewer System, FLOATS, Ser. PA-995, Rev.,
               FRDO, MBIA, 1.88%, 03/03/05                                                9,415
     5,885   New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-1076,
               Rev., FRDO, 1.91%, 03/02/05                                                5,885
     9,895   New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-1085,
               Rev., FRDO, FGIC, 1.89%, 03/01/05                                          9,895
     2,000   New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Municipal Securities
               Trust Receipts, Ser. SGB-27, Rev., FRDO, FSA,
               1.88%, 03/02/05                                                            2,000
       400   New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. C, Rev., FRDO, FGIC,
               1.80%, 03/01/05                                                              400
    16,575   New York City Transitional Finance Authority,
               Floating Rate Trust Receipts, Ser. L-11, Rev.,
               FRDO, 1.90%, 03/02/05                                                     16,575
     8,995   New York City Transitional Finance Authority,
               FLOATS, Ser. PA-1043-R, Rev., FRDO, 1.89%,
               03/04/05                                                                   8,995
    13,160   New York City Transitional Finance Authority,
               FLOATS, Ser. PT-406, Rev., FRDO, 1.65%, 03/04/05                          13,160

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             New York -- Continued
$      300   New York City Transitional Finance Authority,
               Future Tax Secured, Ser. C, Rev., FRDO, 1.82%,
               03/01/05                                                          $          300
       400   New York City Transitional Finance Authority,
               Recovery, Ser. 3, Sub Ser. 3-H, Rev., FRDO, 1.82%,
               03/01/05                                                                     400
     1,400   New York City Transitional Finance Authority,
               Sub Ser. 2-A, Rev., FRDO, 1.77%, 03/01/05                                  1,400
    15,585   New York City Transitional Finance Authority,
               Sub Ser. 2-E, Rev., FRDO, 1.83%, 03/04/05                                 15,585
     7,910   New York City Trust for Cultural Resources,
               Floating Certificates, Ser. 162, Rev., FRDO,
               AMBAC, 1.88%, 03/02/05                                                     7,910
     2,000   New York City Trust for Cultural Resources,
               Municipal Securities Trust Receipts, Ser. SGA-91,
               Rev., FRDO, AMBAC, 1.83%, 03/01/05                                         2,000
    18,400   New York City, New York, 2.00%, 03/01/05                                    18,400
     4,995   New York City, New York, FLOATS, Ser. PA-878,
               GO, FRDO, MBIC-IBC, 1.89%, 03/02/05                                        4,995
    16,000   New York City, New York, Housing Development
               Corp., Multi-Family Housing, Carnegie Park,
               Ser. A, Rev., FRDO, 1.83%, 03/07/05                                       16,000
    19,200   New York City, New York, Housing Development
               Corp., Multi-Family Housing, Monterey, Ser. A,
               Rev., FRDO, 1.83%, 03/07/05                                               19,200
     9,000   New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGA-51, FRDO, AMBAC,
               1.86%, 03/01/05                                                            9,000
     2,805   New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
                1.88%, 03/07/05                                                           2,805
    12,865   New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGB-36, GO, FRDO, AMBAC,
               1.86%, 03/01/05                                                           12,865
       750   New York City, New York, Municipal Water
               Finance Authority, Water & Sewer Systems,
               Ser. G, Rev., FRDO, FGIC, 1.77%, 03/01/05                                    750
     1,300   New York City, New York, Ser. B, Sub Ser. B-4, GO,
               FRDO, MBIA, 1.80%, 03/01/05                                                1,300
       200   New York City, New York, Ser. B, Sub Ser. B-6, GO,
               FRDO, MBIA, 1.80%, 03/01/05                                                  200
     2,600   New York City, New York, Ser. B-2, Sub Ser. B-5, GO,
               FRDO, MBIA, 1.80%, 03/01/05                                                2,600
     4,500   New York City, New York, Ser. H, Sub Ser. H-3, GO,
               FRDO, FSA, 1.77%, 03/01/05                                                 4,500
     1,700   New York City, New York, Ser. H, Sub Ser. H-6, GO,
               FRDO, MBIA, 1.81%, 03/02/05                                                1,700
    13,000   New York City, New York, Sub Ser. A-2, Rev.,
               FRDO, 1.82%, 03/04/05                                                     13,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             New York -- Continued
$    4,600   New York City, New York, Sub Ser. A-3, GO, FRDO,
               1.83%, 03/04/05                                                   $        4,600
     7,450   New York City, New York, Sub Ser. A-4, GO, FRDO,
               1.77%, 03/01/05                                                            7,450
       300   New York City, New York, Sub Ser. A-5, GO, FRDO,
               1.80%, 03/01/05                                                              300
     8,750   New York City, New York, Sub Ser. A-6, GO, FRDO,
               1.81%, 03/04/05                                                            8,750
       420   New York City, New York, Sub Ser. A-6, GO, FRDO,
               FSA, 1.77%, 03/01/05                                                         420
     4,400   New York City, New York, Sub Ser. C-2, GO, FRDO,
               1.83%, 03/02/05                                                            4,400
     6,800   New York City, New York, Sub Ser. C-4, GO, FRDO,
               1.82%, 03/07/05                                                            6,800
    14,900   New York City, New York, Sub Ser. C-5, GO, FRDO,
               1.83%, 03/07/05                                                           14,900
    16,815   New York City, New York, Sub Ser. G-2, GO, FRDO,
               1.82%, 03/07/05                                                           16,815
       600   New York City, New York, Sub Ser. H-1, GO, FRDO,
               1.77%, 03/01/05                                                              600
     3,100   New York City, New York, Sub Ser. H-4, GO, FRDO,
               1.77%, 03/01/05                                                            3,100
    12,200   New York City, New York, Sub Ser. H-5, GO, FRDO,
               1.83%, 03/03/05                                                           12,200
    10,300   New York Local Government Assistance Corp.,
               Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
               MBIA-IBC, 1.88%, 03/03/05                                                 10,300
     5,500   New York Local Government Assistance Corp.,
               Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
               AMBAC, 1.88%, 03/02/05                                                     5,500
    16,900   New York Local Government Assistance Corp.,
               Ser. B, Rev., FRDO, 1.80%, 03/01/05                                       16,900
     6,000   New York Local Government Assistance Corp.,
               Ser. G, Rev., FRDO, 1.79%, 03/01/05                                        6,000
    24,750   New York Local Government Assistance Corp.,
               Sub Lien, Ser. A-6V, Rev., FRDO, FSA, 1.80%,
               03/07/05                                                                  24,750
    14,600   New York Mortgage Agency, Homeowner
               Mortgage, Ser. 122, Rev., FRDO, 1.85%, 04/01/05                           14,600
    15,000   New York State, 1.79%, 03/07/05                                             15,000
    39,695   New York State Dormitory Authority, FLOATS,
               Ser. MT-040, Rev., FRDO, 1.88%, 03/01/05                                  39,695
    15,470   New York State Dormitory Authority, FLOATS,
               Ser. PA-1088, Rev., FRDO, AMBAC, 1.88%, 03/07/05                          15,470
     7,120   New York State Dormitory Authority, FLOATS,
               Ser. PA-1089, Rev., FRDO, AMBAC, 1.88%, 03/07/05                           7,120
     5,000   New York State Dormitory Authority, FLOATS,
               Ser. PA-409, Rev., FRDO, AMBAC, 1.88%, 03/07/05                            5,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
      Money Market Instruments -- Continued

             New York -- Continued
  $ 11,100   New York State Dormitory Authority, FLOATS,
               Ser. PA-419, Rev., FRDO, 1.88%, 03/07/05                          $       11,100
     9,885   New York State Dormitory Authority, FLOATS,
               Ser. PT-1447, Rev., FRDO, MBIA, 1.88%, 03/01/05                            9,885
     6,920   New York State Dormitory Authority, FLOATS,
               Ser. PT-1621, Rev., FRDO, MBIA, 1.88%, 03/01/05                            6,920
     8,875   New York State Dormitory Authority, FLOATS,
               Ser. PT-1742, Rev., FRDO, MBIA, 1.88%, 03/01/05                            8,875
     8,005   New York State Dormitory Authority, FLOATS,
               Ser. PT-2240, Rev., FRDO, FSA, 1.88%, 03/07/05                             8,005
     6,445   New York State Dormitory Authority, FLOATS.
               Ser. PA-773-R, Rev., FRDO, MBIA-IBC, 1.88%,
               03/02/05                                                                   6,445
    10,400   New York State Dormitory Authority, Mental
               Health Services, Sub Ser. D-2C, Rev., FRDO, MBIA,
               1.84%, 03/04/05                                                           10,400
    11,200   New York State Dormitory Authority, Mental
               Health Services, Sub Ser. D-2H, Rev., FRDO,
               1.83%, 03/04/05                                                           11,200
     4,865   New York State Dormitory Authority, New York
               Public Library, Ser. A, Rev., FRDO, MBIA, 1.83%,
               03/01/05                                                                   4,865
    13,865   New York State Dormitory Authority, Oxford
               University Press, Inc., Rev., FRDO, 1.85%, 03/01/05                       13,865
    10,450   New York State Energy Research & Development
               Authority, PCR, FLOATS, Ser. PA-450, Rev., FRDO,
               AMBAC, 1.88%, 03/07/05                                                    10,450
    10,000   New York State Energy Research & Development
               Authority, PCR, Orange & Rockland Project,
               Ser. A, Rev., FRDO, FGIC, 1.81%, 03/07/05                                 10,000
    11,650   New York State Environmental Facilities Corp.,
               Clean Water & Drinking, FLOATS, PA-1165, Rev.,
               FRDO, 1.88%, 03/03/05                                                     11,650
    44,885   New York State Environmental Facilities Corp.,
               Clean Water & Drinking, FLOATS, Ser. 731, Rev.,
               FRDO, 1.88%, 03/03/05                                                     44,885
     4,995   New York State Environmental Facilities Corp.,
               PCR, FLOATS, Ser. PA-174, Rev., FRDO, MBIA,
               1.88%, 03/07/05                                                            4,995
     6,600   New York State Housing Finance Agency,
               10 Liberty Street, Rev., FRDO, 1.83%, 03/01/05                             6,600
    12,900   New York State Housing Finance Agency,
               101 West End, Rev., FRDO, 1.86%, 03/02/05                                 12,900
    17,000   New York State Housing Finance Agency,
               101 West End, Rev., FRDO, 1.86%, 03/04/05                                 17,000
     1,900   New York State Housing Finance Agency,
               345 East 94th Street Housing, Ser. A, Rev., FRDO,
               1.86%, 03/02/05                                                            1,900

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   16,700   New York State Housing Finance Agency,
               360 West 43rd Street, Rev., FRDO, 1.86%, 03/03/05                 $       16,700
    16,000   New York State Housing Finance Agency,
               360 West 43rd Street, Ser. A, Rev., FRDO, 1.86%,
               03/03/05                                                                  16,000
    10,700   New York State Housing Finance Agency,
               88 Leonard Street Housing, Ser. A, Rev., FRDO,
               1.86%, 03/01/05                                                           10,700
     5,900   New York State Housing Finance Agency,
               Bennington Hills Housing, Ser. A, Rev., FRDO,
               1.86%, 03/02/05                                                            5,900
    10,300   New York State Housing Finance Agency, East 84th
               Street Housing, Ser. A, Rev., FRDO, 1.85%, 03/07/05                       10,300
    17,500   New York State Housing Finance Agency, Helena
               Housing, Ser. A, Rev., FRDO, 1.85%, 03/04/05                              17,500
    33,500   New York State Housing Finance Agency, Kew
               Gardens Hills, Ser. A, Rev., FRDO, 1.85%, 03/02/05                        33,500
     7,500   New York State Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., FRDO, 1.85%,
               03/02/05                                                                   7,500
     7,100   New York State Housing Finance Agency, Saville
               Housing, Ser. A, Rev., FRDO, 1.88%, 03/07/05                               7,100
     4,200   New York State Housing Finance Agency, Saxony
               Housing, 240 East 39th Street Housing, Rev.,
               FRDO, 1.90%, 03/03/05                                                      4,200
     8,200   New York State Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.81%, 03/03/05                                                8,200
     8,100   New York State Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.86%, 03/02/05                                                8,100
    11,000   New York State Housing Finance Agency, Service
               Contract, Ser. E, Rev., FRDO, 1.81%, 03/03/05                             11,000
     4,200   New York State Housing Finance Agency, Service
               Contract, Ser. D, Rev., FRDO, 1.81%, 03/02/05                              4,200
    44,000   New York State Housing Finance Agency, Victory
               Housing, Ser. 2001-A, Rev., FRDO, 1.86%, 03/07/05                         44,000
    10,000   New York State Housing Finance Agency, Victory
               Housing, Ser. 2002-A, Rev., FRDO, 1.86%, 03/07/05                         10,000
     6,000   New York State Housing Finance Agency, West
               38th Street, Ser. A, Rev., FRDO, 1.86%, 03/03/05                           6,000
     7,300   New York State Housing Finance Agency, Worth
               Street, Ser. A, Rev., FRDO, 1.86%, 03/03/05                                7,300
     1,300   New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.88%,
               03/03/05                                                                   1,300
     9,000   New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-72, Rev., 1.91%, 03/07/05                          9,000
    18,700   New York State Thruway Authority, 1.98%, 03/11/05                           18,700
    11,415   New York State Thruway Authority, FLOATS,
               Ser. PA-532, Rev., GO, FRDO, 1.88%, 03/03/05                              11,415

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$    7,250   New York State Thruway Authority, Highway &
               Bridge Trust Fund, FLOATS, Ser. PT-1425, Rev.,
               FRDO, FGIC, 1.88%, 03/01/05                                       $        7,250
     6,200   New York State Urban Development Corp.,
               Floating Rate Trust Receipts, Ser. SG-163, Rev.,
               1.88%, 03/07/05                                                            6,200
     5,245   New York State Urban Development Corp.,
               FLOATS, Ser. PA-1108, Rev., FRDO, 1.88%, 03/07/05                          5,245
    30,700   New York State Urban Development Corp., State
               Facilities & Equipment, Sub Ser. A-3-D, Rev.,
               FRDO, FGIC, 1.83%, 03/03/05                                               30,700
     4,400   New York State, Local Government Assistance
               Corp., Ser. F, Rev., FRDO, 1.80%, 03/01/05                                 4,400
    16,000   New York State, Ser. A, GO, FRDO, 1.80%, 02/07/06                           16,000
    10,069   Oneida County, GO, BAN, 2.00%, 04/27/05                                     10,071
    16,500   Oneida Indian Nation, Rev., FRDO, 1.86%, 03/03/05                           16,500
    14,850   Orange County IDA, Civic Facilities, Arden Hill
               Hospital Project, Rev., FRDO, FSA, 1.83%, 03/07/05                        14,850
    13,090   Port Authority of New York & New Jersey, Rev.,
               FRDO, 1.96%, 03/03/05                                                     13,090
     6,500   Port Authority of New York & New Jersey, Trust
               Receipts, Ser. 10, Class F, Rev., FRDO, FSA, 1.86%,
               03/03/05                                                                   6,500
    22,000   Roosevelt Union Free School District, BAN, 2.625%,
               06/23/05                                                                  22,067
    12,080   Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PA-1090, Rev., FRDO, MBIA-IBC, 1.88%,
               03/02/05                                                                  12,080
       595   Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PT-2017, Rev., FRDO, MBIA, 1.88%, 03/07/05                              595
     2,100   Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. C, Rev., FRDO, AMBAC, 1.82%,
               03/01/05                                                                   2,100
     9,875   Triborough Bridge & Tunnel Authority, Ser. 839,
               Rev., FRDO, MBIA, 1.88%, 03/03/05                                          9,875
     8,405   Triborough Bridge & Tunnel Authority, Special
               Obligation, Ser. B, Rev., FRDO, FSA, 1.83%,
               03/07/05                                                                   8,405
    16,055   Triborough Bridge & Tunnel Authority, Special
               Obligation, Ser. D, Rev., FRDO, FSA, 1.82%,
               03/02/05                                                                  16,055
     9,300   Westchester County IDA, IDR, Levister
               Redevelopment Co., LLC, Ser. A, Rev., FRDO,
               1.85%, 03/01/05                                                            9,300
                                                                                 --------------
                                                                                      1,464,028
             North Carolina -- 3.3%
     5,365   Brunswick County, Enterprise System, FLOATS,
               Ser. PT-2235, Rev., FRDO, FSA, 1.90%, 03/04/05                             5,365

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             North Carolina -- Continued
$    9,700   Charlotte, North Carolina, Airport, Ser. D, Rev.,
               FRDO, MBIA, 1.84%, 03/02/05                                       $        9,700
    12,850   Charlotte, North Carolina, Airport, Ser. D, Rev.,
               FRDO, MBIA, 1.84%, 03/02/05                                               12,850
     1,700   Durham, North Carolina, Water & Sewer Utility
               Systems, Rev., FRDO, 1.92%, 03/02/05                                       1,700
     8,800   Fayetteville Public Works Commission, Rev., FRDO,
               FSA, 1.85%, 03/02/05                                                       8,800
    18,750   Fayetteville Public Works Commission, Ser. A, Rev.,
               FRDO, FSA, 1.85%, 03/07/05                                                18,750
    20,190   Greensboro, North Carolina, Enterprise Systems,
               Ser. B, Rev., FRDO, 1.90%, 03/02/05                                       20,190
     2,500   Greensboro, North Carolina, Enterprise Systems,
               Ser. B, Rev., FRDO, 1.90%, 03/02/05                                        2,500
       400   Guilford County Industrial Facilities & PCFA, IDA,
               Neal Manufacturing, Inc., Rev., FRDO, 1.92%,
               03/07/05                                                                     400
    15,000   Guilford County, Ser. B, GO, FRDO, 1.87%, 03/01/05                          15,000
     4,900   Iredell County Public Facilities Corp., Iredell
               County Schools Project, Rev., FRDO, AMBAC,
               1.87%, 03/07/05                                                            4,900
     5,000   Mecklenburg County, Ser. C, GO, FRDO, 1.90%,
               03/02/05                                                                   5,000
    45,345   Municipal Securities Trust Certificates, Ser. 2001-125,
               Class A, GO, FRDO, #, 1.80%, 03/01/05                                     45,345
     9,230   North Carolina Capital Facilities Finance Agency,
               Goodwill Community Foundation Project, Rev.,
               FRDO, 1.87%, 03/02/05                                                      9,230
    12,446   North Carolina Educational Facilities Finance
               Agency, 2.05%, 06/02/05                                                   12,446
     8,540   North Carolina Educational Facilities Finance
               Agency, Elon College, Rev., FRDO, 1.87%, 03/02/05                          8,540
     6,275   North Carolina Housing Finance Agency,
               Appalachian Student Housing, Ser. A, Rev.,
               FRDO, 1.84%, 03/02/05                                                      6,275
     4,975   North Carolina Housing Finance Agency, FLOATS,
               Ser. 2003-L44J, Regulation D, Rev., FRDO, 1.98%,
               03/03/05                                                                   4,975
    13,900   North Carolina Housing Finance Agency, Home
               Ownership, Ser. 16-C, Rev., FRDO, 1.87%, 03/03/05                         13,900
    39,655   North Carolina Medical Care Commission, Baptist
               Hospitals Project, Rev., FRDO, 1.87%, 03/02/05                            39,655
    15,000   North Carolina Medical Care Commission, Health
               Care Facilties, Union Regional Medical Center
               Project, Ser. B, Rev., FRDO, 1.87%, 03/03/05                              15,000
     2,800   North Carolina Medical Care Commission,
               Hospital, Lincoln Health Systems Project,
               Ser. A, Rev., FRDO, 1.87%, 03/07/05                                        2,800

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             North Carolina -- Continued
$   10,200   North Carolina Medical Care Commission,
               Hospital, Moses H. Cone Memorial Hospital
               Project, Rev., FRDO, 1.85%, 03/07/05                              $       10,200
     2,700   North Carolina Medical Care Commission,
               Hospital, Northeast Medical Center Project,
               Ser. B, Rev., FRDO, 1.84%, 03/02/05                                        2,700
     6,400   North Carolina Medical Care Commission,
               Hospital, Pooled Equipment Financing Project,
               Rev., FRDO, MBIA, 1.83%, 03/01/05                                          6,400
     2,100   North Carolina Medical Care Commission, Moses
               Cone Health System, Rev., FRDO, 1.85%, 09/01/05                            2,100
    34,180   North Carolina State University at Raleigh, Ser. B,
               Rev., FRDO, 1.80%, 03/01/05                                               34,180
     8,575   North Carolina State, FLOATS, Ser. PT-2207, GO,
               FRDO, 1.90%, 03/02/05                                                      8,575
    28,845   North Carolina State, Public Improvement, Ser. E,
               GO, FRDO, 1.84%, 03/07/05                                                 28,845
    14,130   North Carolina State, Public Improvement, Ser. F,
               GO, FRDO, 1.84%, 03/07/05                                                 14,130
     6,000   North Carolina State, Ser. D, GO, FRDO, 1.80%,
               03/02/05                                                                   6,000
     7,940   Raleigh Durham Airport Authority, Rev., FRDO,
               FGIC, 1.87%, 03/07/05                                                      7,940
    17,825   Raleigh, North Carolina, Downtown Improvement
               Projects, COP, Ser. B, FRDO, 1.85%, 03/01/05                              17,825
    18,565   Union County, Enterprise Systems, Ser. B, Rev.,
               FRDO, FSA, 1.84%, 03/07/05                                                18,565
    32,700   Union County, Ser. A, GO, FRDO, 1.84%, 03/01/05                             32,700
    16,000   University of North Carolina, 2.05%, 06/01/05                               16,000
       910   University of North Carolina at Chapel Hill,
               University of North Carolina Hospital, Ser. A,
               Rev., FRDO, 1.79%, 03/01/05                                                  910
    10,000   University of North Carolina at Chapel Hill,
               University of North Carolina Hospital, Ser. B,
               Rev., FRDO, 1.80%, 03/01/05                                               10,000
    18,385   University of North Carolina, Ser. C, Rev., FRDO,
               1.77%, 03/03/05                                                           18,385
     5,000   Winston-Salem, North Carolina, Water & Sewer
               Systems, Ser. B, Rev., FRDO, 1.87%, 03/03/05                               5,000
                                                                                 --------------
                                                                                        503,776
             North Dakota -- 0.1%
     8,000   Grand Forks, North Dakota, Health Care Facilities,
               United Hospital Obligation Group, Ser. A, Rev.,
               FRDO, 1.85%, 03/01/05                                                      8,000
     9,205   North Dakota State Housing Finance Agency,
               Home Mortgage, Ser. B, Rev., FRDO, 1.89%,
               03/03/05                                                                   9,205
     5,045   North Dakota State Housing Finance Agency,
               Ser. II-R-140, Rev., FRDO, 1.94%, 03/03/05                                 5,045
                                                                                 --------------
                                                                                         22,250

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Ohio -- 1.8%
$    6,355   Cincinnati City School District, Ser. RR-II-R-4049,
               GO, FRDO, FSA, 1.89%, 03/01/05                                    $        6,355
    45,000   Columbus City School District, Rev., RAN, 2.00%,
               03/15/05                                                                  45,005
     2,755   Columbus, Ohio, Ser. 1, GO, FRDO, 1.83%, 03/03/05                            2,755
    40,000   Cuyahoga County, 2.10%, 06/01/05                                            40,000
     7,920   Franklin County, Franklin County Hospital,
               Ser. II-R-55, Rev., FRDO, 1.89%, 03/04/05                                  7,920
     7,200   Franklin County, Hospital, OhioHealth Corp.,
               Ser. D, Rev., FRDO, 1.86%, 03/07/05                                        7,200
     3,485   Greene County, Fairview Extended, Ser. B, Rev.,
               FRDO, 1.85%, 03/03/05                                                      3,485
     9,000   Hamilton County, Healthcare Facilties, Twin
               Towers & Twin Lakes, Ser. A, Rev., FRDO, 1.89%,
               03/02/05                                                                   9,000
    14,000   Hamilton County, Healthcare Facilties, Twin
               Towers & Twin Lakes, Ser. B, Rev., FRDO, 1.89%,
               03/02/05                                                                  14,000
    12,096   Hamilton County, Hospital Facilities, Health
               Alliance, Ser. A, Rev., FRDO, MBIA, 1.81%,
               03/02/05                                                                  12,096
     4,000   Hamilton County, Hospital Facilities, Health
               Alliance, Ser. E, Rev., FRDO, MBIA, 1.81%, 03/02/05                        4,000
       600   Lorain County, Hospital, FLOATS, Ser. PA-892, Rev.,
               FRDO, 1.91%, 03/07/05                                                        600
     5,890   Municipal Securities Trust Certificates, Ser. 9047,
               Class A, Rev., FRDO, AMBAC, 1.88%, 03/07/05                                5,890
    27,450   Ohio State, 1.83%, 03/09/05                                                 27,450
    11,100   Ohio State Air Quality Development Authority,
               JMG Funding LTD Partnership, Ser. B, Rev.,
               FRDO, 2.00%, 03/01/05                                                     11,100
    14,000   Ohio State Air Quality Development Authority,
               JMG Funding LTD Partnership, Ser. B, Rev.,
               FRDO, 2.00%, 03/02/05                                                     14,000
     8,975   Ohio State Building Authority, Floating Rate
               Trust Receipts, Ser. L-41, Regulation D, Rev.,
               FRDO, 1.98%, 03/01/05                                                      8,975
     4,995   Ohio State Turnpike Commission, Ser. II-R-51,
               Rev., FRDO, FGIC, 1.89%, 03/02/05                                          4,995
    10,200   Ohio State Water Development Authority,
               Multi-Modal, Rev., FRDO, 1.87%, 03/02/05                                  10,200
     6,000   Ohio State Water Development Authority,
               Pollution Control Facilities, Cleveland, Ser. A,
               Rev., FRDO, 1.90%, 03/03/05                                                6,000
     3,750   Ohio State Water Development Authority,
               Pollution Control Facilities, Toledo Ser. A, Rev.,
               FRDO, 1.90%, 03/03/05                                                      3,750
    15,790   Ohio State, FLOATS, Ser. PT-2200, 1.65%, 03/01/05                           15,790

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Ohio -- Continued
$      200   Ohio State, Higher Education Facilities, Case
               Western Reserve, Ser. A, Rev., FRDO, 1.83%,
               03/01/05                                                          $          200
     7,755   Ohio State, Ser. RR II-R-208, GO, FRDO, FSA,
               1.89%, 03/07/05                                                            7,755
     1,000   Paulding County, Solid Waste Disposal, Lafarge
               Corp. Project, Rev., FRDO, 1.77%, 03/01/05                                 1,000
                                                                                 --------------
                                                                                        269,521
             Oklahoma -- 0.2%
     1,970   Oklahoma Housing Finance Agency, Single Family
               Mortgage, FLOATS, Ser. PT-493, Rev., FRDO,
               1.95%, 03/03/05                                                            1,970
     9,900   Payne County Economic Development Authority,
               Student Housing, OSUF Phase III Project, Rev.,
               FRDO, AMBAC, 1.88%, 03/03/05                                               9,900
    10,490   Tulsa County Home Finance Authority, Multi-Family
               Housing, Waterford Apartments Project, Rev.,
               FRDO, 1.87%, 03/01/05                                                     10,490
     2,240   Tulsa County Home Finance Authority, Single
               Family Mortgage, FLOATS, Ser. PT-644, Rev.,
               FRDO, 1.95%, 03/03/05                                                      2,240
     6,500   Tulsa Industrial Authority, Justin Industries Project,
               Rev., FRDO, 1.88%, 03/03/05                                                6,500
                                                                                 --------------
                                                                                         31,100
             Oregon -- 0.7%
    31,000   Oregon Health & Science University, OHSU
               Medical Group Project, Ser. A, Rev., FRDO,
               1.86%, 03/07/05                                                           31,000
     9,430   Oregon State Department of Administrative
               Services, Ser. 89, COP, FRDO, MBIA, 1.90%,
               03/07/05                                                                   9,430
     5,175   Oregon State Department of Administrative
               Services, State Lottery, FLOATS, Ser. PT-1394,
               Rev., FRDO, FSA, 1.90%, 03/01/05                                           5,175
     7,930   Oregon State Housing & Community Services
               Department, Department of Housing and
               Development, Covenant Retirement, Ser. A, Rev.,
               FRDO, 1.94%, 03/01/05                                                      7,930
     5,000   Oregon State Housing & Community Services
               Department, Single-Family Mortgage Program,
               Ser. L, Rev., FRDO, 1.89%, 03/03/05                                        5,000
     1,375   Oregon State, Floating Rate Trust Receipts,
               Ser. A-18, Regulation D, 1.98%, 03/01/05                                   1,375
    24,500   Oregon State, Ser. 73-F, GO, FRDO, 1.84%, 03/02/05                          24,500
    15,000   Oregon State, Ser. A, TAN, 3.00%, 06/30/05                                  15,061
     6,000   Oregon State, Veterans Welfare, Ser. 83, GO,
               FRDO, 1.84%, 03/02/05                                                      6,000
                                                                                 --------------
                                                                                        105,471

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Pennsylvania -- 6.1%
$    6,745   Allegheny County Hospital Development
               Authority, FLOATS, Ser. PA-748, Rev., FRDO,
               MBIA, 1.91%, 03/02/05                                             $        6,745
     8,395   Berks County IDA, Health Care-Lutheran Services,
               Ser. A, Rev., FRDO, AMBAC, 1.86%, 03/04/05                                 8,395
    14,475   Bucks County IDA, Law School Admission Council,
               Rev., FRDO, 1.87%, 03/07/05                                               14,475
     4,530   Chester County Health & Educational Facilties
               Authority, Barclay Friends Project, Ser. B, Rev.,
               FRDO, 1.86%, 03/02/05                                                      4,530
     8,300   Clarion County IDA, Energy Development, Piney
               Creek Project, Rev., FRDO, 1.89%, 03/07/05                                 8,300
    13,815   Delaware Valley Regional Financial Authority,
               Local Government, FLOATS, Ser. PT-749, Rev.,
               FRDO, 1.65%, 03/01/05                                                     13,815
     7,700   Delaware Valley Regional Financial Authority,
               Local Government, Ser. A, Rev., FRDO, 1.86%,
               03/02/05                                                                   7,700
     6,400   Delaware Valley Regional Financial Authority,
               Local Government, Ser. A, Rev., FRDO, 1.86%,
               03/03/05                                                                   6,400
       700   Delaware Valley Regional Financial Authority,
               Local Government, Ser. B, Rev., FRDO, 1.86%,
               03/02/05                                                                     700
    14,400   Delaware Valley Regional Financial Authority,
               Local Government, Ser. D, Rev., FRDO, 1.86%,
               03/02/05                                                                  14,400
     5,900   Eagle Tax Exempt Trust, Weekly Option Mode,
               Class A, FRDO, #, 1.90%, 03/02/05                                          5,900
    11,600   Emmaus General Authority, Pennsylvania Loan
               Project, Ser. A, Rev., FRDO, FSA, 1.88%, 03/03/05                         11,600
    35,000   Emmaus General Authority, Rev., FRDO, (p), FSA,
               1.86%, 03/02/05                                                           35,000
     4,800   Erie County Hospital Authority, FLOATS, Ser. PT-820,
               Rev., FRDO, MBIA, 1.90%, 03/01/05                                          4,800
     5,000   Harrisburg Authority, Water, Ser. A, Rev., FRDO,
               FGIC, 1.90%, 03/03/05                                                      5,000
    19,990   Lancaster County Hospital Authority, Health
               Center, Masonic Homes Project, Rev., FRDO,
               1.86%, 03/03/05                                                           19,991
    13,330   Montgomery County IDA, PCR, Exelon Corp., Rev.,
               FRDO, 1.91%, 03/02/05                                                     13,330
     9,810   Montgomery County Redevelopment Authority,
               Multi-Family Housing, Brookside Manor
               Apartments Project, Ser. A, Rev., FRDO, 1.82%,
               03/03/05                                                                   9,810
     1,900   Montgomery County Redevelopment Authority,
               Multi-Family Housing, Brookside Manor
               Apartments, Ser. T-2, Rev., FRDO, 1.82%, 03/03/05                          1,900

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Pennsylvania -- Continued
$   10,000   Montgomery County Redevelopment Authority,
               Multi-Family Housing, Kingswood Apartments
               Project, Ser. A, Rev., FRDO, 1.82%, 03/07/05                      $       10,000
    19,300   Municipal Securities Trust Certificates, Ser. 2000-110,
               Class A, GO, FRDO, #, 1.80%, 03/01/05                                     19,300
     9,890   Municipal Securities Trust Certificates, Ser. 2001-9022,
               Class A, Rev., FRDO, FSA, 1.88%, 03/01/05                                  9,890
    13,330   North Penn Water Authority, Municipal Securities
               Trust Receipts, Ser. SGA-30, Rev., FRDO, FGIC,
               1.88%, 03/02/05                                                           13,330
     6,400   Northampton County Higher Education Authority,
               Lafayette College, Ser. A, Rev., FRDO, 1.82%,
               03/02/05                                                                   6,400
     7,600   Pennsylvania Convention Center Authority,
               FLOATS, Ser. PT-1224, Rev., FRDO, FGIC, 1.88%,
               03/02/05                                                                   7,600
     3,945   Pennsylvania Energy Development Authority, B&W
               Ebensburg Project, Rev., FRDO, 1.89%, 03/03/05                             3,945
     5,600   Pennsylvania Higher Education Assistance Agency,
               Student Loan, Ser. A, Rev., FRDO, AMBAC,
               1.88%, 03/02/05                                                            5,600
    49,400   Pennsylvania Higher Education Assistance Agency,
               Student Loan, Ser. A, Rev., FRDO, AMBAC,
               1.88%, 03/04/05                                                           49,400
    19,800   Pennsylvania Higher Education Assistance Agency,
               Student Loan, Ser. C, Rev., FRDO, AMBAC,
               1.88%, 03/02/05                                                           19,800
     4,400   Pennsylvania Higher Educational Facilties
               Authority, Philadelphia University, Ser. B, Rev.,
               FRDO, 1.82%, 03/02/05                                                      4,400
    12,800   Pennsylvania Housing Finance Agency, Single
               Family Mortage, Ser. 86-B, Rev., FRDO, 1.90%,
               04/01/05                                                                  12,800
     6,500   Pennsylvania Housing Finance Agency, Single
               Family Mortgage, Ser. 85-B, Rev., FRDO, 1.85%,
               04/01/05                                                                   6,500
     7,000   Pennsylvania Housing Finance Agency, Single
               Family Mortgage, Ser. 85-C, Rev., FRDO, 1.85%,
               04/01/05                                                                   7,000
     9,630   Pennsylvania Intergovernmental Cooperative
               Authority, Floating Rate Receipts, Ser. SG-67,
               Rev., FRDO, FGIC, 1.88%, 03/02/05                                          9,630
    35,100   Pennsylvania State Higher Education Assistance
               Agency, Student Loan, Ser. A, Rev., FRDO,
               AMBAC, 1.88%, 03/02/05                                                    35,100
    20,000   Pennsylvania State, Higher Education Assistance
               Agency, Student Loan, Ser. E, Rev., FRDO, 1.88%,
               03/03/05                                                                  20,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Pennsylvania -- Continued
$   12,300   Pennsylvania Turnpike Commission, Ser. A-3, Rev.,
               FRDO, 1.86%, 03/01/05                                             $       12,300
     7,300   Pennsylvania Turnpike Commission, Ser. B, Rev.,
               FRDO, 1.86%, 03/01/05                                                      7,300
    10,600   Philadelphia Authority for Industrial Development,
               30th Street Station Project, Rev., FRDO, MBIA,
               1.85%, 03/04/05                                                           10,600
   123,900   Philadelphia School District, GO, TRAN, 3.00%,
               06/30/05                                                                 124,322
       340   Philadelphia, Pennsylvania, Gas Works, FLOATS,
               Ser. PA-1144, Rev., FRDO, FSA, 1.88%, 03/04/05                               340
   235,790   Philadelphia, Pennsylvania, GO, TRAN, 3.00%,
               06/30/05                                                                 236,811
     2,995   Philadelphia, Pennsylvania, Water & Wastewater
               Systems, Floating Rate Receipts, Ser. SG-158,
               Rev., FRDO, FGIC, 1.88%, 03/03/05                                          2,995
     6,170   Philadelphia, Pennsylvania, Water & Wastewater
               Systems, Floating Rate Trust Receipts, Ser. L-16,
               Regulation D, Rev., FRDO, FGIC, 2.05%, 06/15/05                            6,170
    13,260   Philadelphia, Pennsylvania, Water & Wastewater
               Systems, Rev., FRDO, FSA, 1.85%, 03/02/05                                 13,260
    10,905   Pittsburgh, Pennsylvania, Floating Rate Receipts,
               Ser. SG-71, 1.88%, 03/01/05                                               10,905
       945   Sayre Health Care Facilities Authority, Capital
               Financing Project, Ser. F, Rev., FRDO, AMBAC,
               1.88%, 03/02/05                                                              945
    11,000   Sayre Health Care Facilities Authority, VHR
               Pennsylvania Capital Financing Project, Ser. M,
               Rev., FRDO, AMBAC, 1.90%, 03/01/05                                        11,000
    10,000   Southcentral General Authority, Rev., FRDO,
               AMBAC, 1.90%, 03/07/05                                                    10,000
    22,800   St. Mary Hospital Authority, Bucks County, Catholic
               Health, Ser. B, Rev., FRDO, 1.83%, 03/02/05                               22,800
    15,000   University of Pittsburgh, Commonwealth System
               of Higher Education, University Capital Project,
               Ser B., Rev., FRDO, 1.88%, 03/01/05                                       15,000
     3,700   York General Authority, Pooled Financing,
               Harrisburg Parking Facilities Improvements,
               Sub Ser. 96-C, Rev., FRDO, FSA, 1.86%, 03/07/05                            3,700
                                                                                 --------------
                                                                                        921,934
             Puerto Rico -- 1.6%
    35,581   Puerto Rico Commonwealth, 1.82%, 03/28/05                                   35,581
    21,818   Puerto Rico Commonwealth, 1.83%, 03/14/05                                   21,818
    15,000   Puerto Rico Commonwealth, 1.86%, 03/24/05                                   15,000
     7,995   Puerto Rico Commonwealth, FLOATS, Ser. 838,
               GO, FRDO, MBIA, 1.88%, 03/03/05                                            7,995
    11,440   Puerto Rico Commonwealth, FLOATS, Ser. PA-1229,
               Class R, GO, FRDO, MBIA-IBC, 1.86%, 03/03/05                              11,440

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Puerto Rico -- Continued
$    3,315   Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
               GO, FRDO, AMBAC, 1.86%, 03/03/05                                  $        3,315
       800   Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
               1.86%, 03/01/05                                                              800
    20,000   Puerto Rico Commonwealth, GO, FRDO, FSA, #,
               1.88%, 03/01/05                                                           20,000
    74,500   Puerto Rico Commonwealth, TRAN, 3.00%, 07/29/05                             74,878
       650   Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
               Class F, GO, FRDO, MBIA, 1.86%, 03/03/05                                     650
    23,454   Puerto Rico Government Development Bank,
               2.00%, 05/17/05                                                           23,454
    18,059   Puerto Rico Highway & Transportation Authority,
               FLOATS, Ser. 815-D, Rev., FRDO, MBIA, 1.88%,
               03/01/05                                                                  18,059
       600   Puerto Rico Highway & Transportation Authority,
               FLOATS, Ser. PA-472, Rev., FRDO, FSA, 1.86%,
               03/03/05                                                                     600
     2,695   Puerto Rico Highway & Transportation Authority,
               Ser. II-R-66, Rev., FRDO, MBIA-IBC, 1.87%, 03/03/05                        2,695
     1,330   Puerto Rico Highway & Transportation Authority,
               Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
               1.86%, 03/03/05                                                            1,330
     1,700   TICS/TOCS Trust, Commonwealth of Puerto Rico,
               Ser. 2001-2, GO, FRDO, FSA, 1.87%, 03/01/05                                1,700
                                                                                 --------------
                                                                                        239,315
             Rhode Island -- 0.7%
     9,800   Narragansett Bay Commission, Wastewater System,
               Ser. A, Rev., FRDO, MBIA, 1.85%, 03/01/05                                  9,800
     5,860   Rhode Island Clean Water Finance Agency, PCR,
               FLOATS, Ser. PT-1535, Rev., FRDO, 1.90%, 03/01/05                          5,860
    11,335   Rhode Island Convention Center Authority, Ser. A,
               Rev., FRDO, MBIA, 1.85%, 03/03/05                                         11,335
     3,710   Rhode Island Health & Educational Building Corp.,
               FLOATS, Ser. PT-2253, Rev., 1.90%, 03/15/05                                3,710
     8,000   Rhode Island Health & Educational Building Corp.,
               Higher Education Facilities, Brown University,
               Ser. B, Rev., FRDO, 1.84%, 03/07/05                                        8,000
       300   Rhode Island Health & Educational Building Corp.,
               Hospital Financing Care New England, Ser. A,
               Rev., FRDO, 1.80%, 03/01/05                                                  300
     8,000   Rhode Island Health & Educational Building Corp.,
               Hospital Financing, Newport Hospital, Rev.,
               FRDO, 1.87%, 03/03/05                                                      8,000
     4,565   Rhode Island Health & Educational Building Corp.,
               Moses Brown School Issue, Rev., FRDO, MBIA,
               1.80%, 03/01/05                                                            4,565
    14,885   Rhode Island Health & Educational Building Corp.,
               St. George's School, Rev., FRDO, 1.85%, 03/07/05                          14,885

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Rhode Island -- Continued
$    3,400   Rhode Island Industrial Facilities Corp., Marine
               Terminal, Exxon-Mobil Project, Rev., FRDO,
               1.78%, 03/01/05                                                   $        3,400
    18,765   Rhode Island State & Providence Plantations,
               Consolidated Capital Development Loan, Ser. B,
               GO, FRDO, 1.85%, 03/01/05                                                 18,765
     9,000   Rhode Island State & Providence Plantations,
               FLOATS, Ser. 720, GO, FRDO, FGIC, 1.90%, 03/03/05                          9,000
     8,395   Rhode Island State, COP, FLOATS, Ser. PT-1589,
               FRDO, MBIA, 1.90%, 03/01/05                                                8,395
                                                                                 --------------
                                                                                        106,015
             South Carolina -- 1.4%
    16,335   ABN AMRO Munitops Certificate Trust, Ser. 2004-27,
               Rev., FRDO, FGIC, 1.91%, 03/02/05                                         16,335
    11,000   Charleston, South Carolina, Waterworks & Sewer,
               Refinancing & Capital Improvement, Ser. A, Rev.,
               FRDO, 1.89%, 03/07/05                                                     11,000
     3,000   Cherokee County, IDB, Oshkosh Truck Project,
               Rev., FRDO, 2.00%, 03/04/05                                                3,000
     9,975   North Charleston, South Carolina, Tax Increment,
               Noisette Community Redevelopment Project,
               Rev., FRDO, 1.95%, 03/02/05                                                9,975
    30,100   Piedmont Municipal Power Agency, Electric, Ser. C,
               Rev., FRDO, MBIA, 1.84%, 03/07/05                                         30,100
    15,400   Piedmont Municipal Power Agency, Electric, Sub
               Ser. B-4, Rev, FRDO, FGIC, 1.87%, 03/02/05                                15,400
    22,600   Piedmont Municipal Power Agency, Electric, Sub
               Ser. B-5, Rev., FRDO, MBIA, 1.84%, 03/04/05                               22,600
    19,600   Piedmont Municipal Power Agency, Electric, Sub
               Ser. B-6, Rev., FRDO, MBIA, 1.86%, 03/02/05                               19,600
    12,075   South Carolina Association of Governmental
               Organizations, COP, 2.75%, 04/15/05                                       12,093
     1,400   South Carolina Jobs & Economic Development
               Authority, Concept Packaging Group Project,
               Rev., FRDO, 1.97%, 03/04/05                                                1,400
     2,940   South Carolina Jobs & Economic Development
               Authority, South Carolina Catholic Diocese
               Project, Rev., FRDO, 1.92%, 03/03/05                                       2,940
     4,600   South Carolina Jobs & Economic Development
               Authority, Specialty Minerals Project, Rev.,
               FRDO, 1.93%, 03/07/05                                                      4,600
     2,950   South Carolina Jobs & Economic Development
               Authority, Valley Proteins, Inc. Project, Rev.,
               FRDO, 1.91%, 03/03/05                                                      2,950
     5,870   South Carolina Jobs-Economic Development
               Authority, Thompson Steel Co., Inc. Project,
               Rev., FRDO, 1.92%, 03/07/05                                                5,870

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             South Carolina -- Continued
$    5,265   South Carolina State Public Service Authority,
               FLOATS, Ser. PT-1525, Rev., FRDO, FSA, 1.90%,
               03/02/05                                                          $        5,265
     6,000   South Carolina State, FLOATS, Ser. PT-1225, FRDO,
               1.88%, 03/01/05                                                            6,000
     3,030   South Carolina State, FLOATS, Ser. PT-423, 1.89%,
               03/01/05                                                                   3,030
    14,140   South Carolina Transportation Infrastructure Bank,
               FLOATS, Ser. 892, Rev., FRDO, AMBAC, 1.90%,
               03/03/05                                                                  14,140
    22,000   Spartanburg County School District No. 1, GO,
               BAN, 2.25%, 05/12/05                                                      22,033
                                                                                 --------------
                                                                                        208,331
             South Dakota -- 0.3%
    10,500   South Dakota Housing Development Authority,
               Home Ownership Mortgage, Ser. C-1, Rev.,
               FRDO, 1.84%, 03/03/05                                                     10,500
     9,890   South Dakota Housing Development Authority,
               Home Ownership Mortgage, Ser. D, Rev., FRDO,
               1.81%, 03/07/05                                                            9,890
     5,000   South Dakota Housing Development Authority,
               Home Ownership Mortgage, Ser. F, Rev., FRDO,
               1.89%, 03/03/05                                                            5,000
     5,000   South Dakota Housing Development Authority,
               Home Ownership Mortgage, Ser. G, Rev., 1.89%,
               03/02/05                                                                   5,000
    11,000   South Dakota Housing Development Authority,
               Home Ownership Mortgage, Ser. I, Rev., FRDO,
               1.88%, 03/07/05                                                           11,000
     9,300   South Dakota Housing Development Authority,
               Single Family Housing, FLOATS, Ser. PT-957, Rev.,
               FRDO, 1.96%, 03/01/05                                                      9,300
                                                                                 --------------
                                                                                         50,690
             Tennessee -- 2.6%
     5,000   ABN AMRO Munitops Certificate Trust, Ser. 2002-25,
               GO, FRDO, MBIA, 1.91%, 03/01/05                                            5,000
     2,200   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-1-B,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         2,200
     2,100   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-1-D,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         2,100
     2,600   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-1-E,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         2,600
     2,980   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-1-F,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         2,980

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Tennessee -- Continued
$    4,200   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-2-C,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                $        4,200
     8,000   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-2-E,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         8,000
     3,560   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-2-F,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         3,560
     3,000   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-2-H,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         3,000
     5,400   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-8-A,
               Rev., FRDO, AMBAC, 1.88%, 03/01/05                                         5,400
     2,700   Blount County Public Building Authority, Local
               Government Public Improvement, Ser. A-8-B,
               Rev., FRDO, AMBAC, 1.88%, 03/01/05                                         2,700
    29,260   Bristol Health & Educational Facilities Board,
               Floating Trust, Ser. 2003-L42J, Regulation D,
               Rev., FRDO, FGIC, 1.93%, 03/07/05                                         29,260
       180   Clarksville Public Building Authority, Pooled
               Financing, Tennessee Municipal Bond Fund,
               Rev., FRDO, 1.80%, 03/01/05                                                  180
    16,810   Clarksville Public Building Authority, Pooled
               Financing, Tennessee Municipal Bond Fund,
               Rev., FRDO, 1.87%, 03/07/05                                               16,810
     3,000   Jackson IDB, Solid Waste Disposal, Florida Steel
               Corp. Project, Rev., FRDO, 1.92%, 03/02/05                                 3,000
    12,995   Johnson City Health & Educational Facilities Board,
               FLOATS, Ser. PT-922, Rev., FRDO, 1.93%, 03/03/05                          12,995
    19,450   Knox County Health Educational & Housing
               Facilities Board, Volunteer Student Housing
               Project, Rev., FRDO, 1.86%, 03/01/05                                      19,450
     9,960   Memphis, Tennessee, Ser. RR-II-6033, GO, FRDO,
               MBIA, 1.90%, 04/01/05                                                      9,960
    10,000   Metropolitan Government Nashville & Davidson
               County, 1.78%, 03/16/05                                                   10,000
    20,000   Metropolitan Government Nashville & Davidson
               County, 2.06%, 06/13/05                                                   20,000
    21,500   Metropolitan Government Nashville & Davidson
               County Health & Educational Facility Board,
               Ascension Health Credit, Ser. B-2, Rev., FRDO,
               2.30%, 01/04/06                                                           21,500
    12,300   Metropolitan Government Nashville & Davidson
               County Health & Educational Facility Board,
               Belmont University Project, Rev., FRDO, 1.86%,
               03/02/05                                                                  12,300

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Tennessee -- Continued
$    6,200   Metropolitan Government Nashville & Davidson
               County Health & Educational Facility Board,
               Vanderbilt University, Ser. A, Rev., FRDO, 1.81%,
               03/01/05                                                          $        6,200
    24,455   Metropolitan Government Nashville & Davidson
               County Health & Educational Facility Board,
               Vanderbilt University, Ser. B, Rev., FRDO, 1.81%,
               03/01/05                                                                  24,455
     2,500   Metropolitan Government Nashville & Davidson
               County IDB, Country Music Hall of Fame, Rev.,
               FRDO, 1.87%, 03/01/05                                                      2,500
     3,240   Metropolitan Government Nashville & Davidson
               County IDB, L&S LLC Project, Rev., FRDO, 1.93%,
               03/01/05                                                                   3,240
     2,450   Metropolitan Government Nashville & Davidson
               County, Energy, FLOATS, Ser. PT-1526, Rev.,
               FRDO, AMBAC, 1.90%, 03/01/05                                               2,450
    14,700   Metropolitan Government Nashville & Davidson
               County, Health & Educational Facility Board,
               Vanderbilt University, Ser. B, Rev., FRDO, 1.86%,
               03/03/05                                                                  14,700
     4,900   Montgomery County Public Building Authority,
               Pooled Financing, Montgomery County Loan
               Pool, Rev., FRDO, 1.87%, 03/07/05                                          4,900
     5,000   Montgomery County Public Building Authority,
               Pooled Financing, Tennesse County Loan Pool,
               Rev., FRDO, 1.80%, 03/01/05                                                5,000
    10,000   Sevier County Public Building Authority, Local
               Government Improvement, Ser. VI-D-2, Rev.,
               AMBAC, FRDO, 1.84%, 03/01/05                                              10,000
    10,000   Sevier County Public Building Authority, Local
               Government Improvement, Ser. VI-D-3, Rev.,
               AMBAC, FRDO, 1.84%, 03/01/05                                              10,000
     3,500   Sevier County Public Building Authority, Local
               Government Improvement, Ser. VI-D-4, Rev.,
               AMBAC, FRDO, 1.84%, 03/01/05                                               3,500
     2,100   Sevier County Public Building Authority, Local
               Government Improvement, Ser. VI-D-5, Rev.,
               AMBAC, FRDO, 1.84%, 03/01/05                                               2,100
    18,000   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. 6-A1,
               Rev., FRDO, 1.83%, 03/01/05                                               18,000
    10,200   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. B-1,
               Rev., FRDO, 1.84%, 03/01/05                                               10,200
    16,000   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. C-1,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                        16,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Tennessee -- Continued
$   10,000   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. C-2,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                $       10,000
     4,075   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. C-3,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         4,075
     3,000   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. C-4,
               Rev., FRDO, AMBAC, 1.84%, 03/01/05                                         3,000
     1,500   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. II-A-1,
               Rev., FRDO, AMBAC, 1.88%, 03/01/05                                         1,500
     2,500   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. II-A-2,
               Rev., FRDO, AMBAC, 1.88%, 03/01/05                                         2,500
     6,000   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. II-C-2,
               Rev., FRDO, AMBAC, 1.88%, 03/02/05                                         6,000
       950   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. II-D-3,
               Rev., FRDO, AMBAC, 1.88%, 03/03/05                                           950
     3,100   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. III-B-3,
               Rev., FRDO, AMBAC, 1.88%, 03/01/05                                         3,100
     7,000   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. III-C-5,
               Rev., FRDO, AMBAC, 1.88%, 03/01/05                                         7,000
     1,600   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. III-D-3,
               Rev., FRDO, AMBAC, 1.88%, 03/07/05                                         1,600
     2,500   Sevier County Public Building Authority, Local
               Government Public Improvement, Ser. III-E-3,
               Rev., FRDO, AMBAC, 1.88%, 03/02/05                                         2,500
    20,000   Shelby County Health Educational & Housing
               Facilities Board, FLOATS, Ser. PA-1277, Rev.,
               FRDO, 1.91%, 03/01/05                                                     20,000
     5,155   Shelby County Health, Educational & Housing
               Facilities Board, Rhodes College, Rev., FRDO,
               1.87%, 03/07/05                                                            5,155
       400   South Pittsburg IDB, Lodge Manufacturing Co.
               Project, Rev., FRDO, 1.92%, 03/02/05                                         400
                                                                                 --------------
                                                                                        398,220
             Texas -- 11.8%
    31,495   ABN AMRO Munitops Certificate Trust, Ser. 1999-6,
               FRDO, #, 1.91%, 03/01/05                                                  31,495
    10,000   ABN AMRO Munitops Certificate Trust, Ser. 1999-9,
               FRDO, #, 1.91%, 03/02/05                                                  10,000
    13,280   ABN AMRO Munitops Certificate Trust, Ser. 2000-10,
               FRDO, MBIA, 1.91%, 03/02/05                                               13,280

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$   14,990   ABN AMRO Munitops Certificate Trust, Ser. 2000-11,
               FRDO, 1.96%, 03/02/05                                             $       14,990
    16,685   ABN AMRO Munitops Certificate Trust, Ser. 2000-13,
               Class C, FRDO, 1.91%, 03/02/05                                            16,685
     8,000   ABN AMRO Munitops Certificate Trust, Ser. 2001-26,
               GO, FRDO, 1.91%, 03/02/05                                                  8,000
     5,500   ABN AMRO Munitops Certificate Trust, Ser. 2002-16,
               GO, FRDO, 1.91%, 03/02/05                                                  5,500
    35,800   Aldine Independent School District, School Buildings,
               GO, FRDO, 1.73%, 06/15/05                                                 35,800
     9,100   Bexar County Housing Finance Authority,
               Multi-Family Housing, Altamonte Apartment
               Projects, Rev., FRDO, 1.87%, 03/07/05                                      9,100
    11,375   Bexar County Housing Finance Authority,
               Multi-Family Housing, Fountainhead
               Apartments, Rev., FRDO, 1.85%, 03/04/05                                   11,375
     2,600   Bowie County Industrial Development Corp., IDR,
               Texarkana Newspapers, Inc., Rev., FRDO, 1.85%,
               03/01/05                                                                   2,600
     6,585   Brazos River Authority, FLOATS, Ser. PT-679, Rev.,
               FRDO, MBIA, 1.90%, 03/01/05                                                6,585
     4,500   Brazos River Authority, PCR, Ser. D-1, Rev., FRDO,
               1.90%, 03/07/05                                                            4,500
    23,400   Brazos River Authority, PCR, Ser. D-2, Rev., FRDO,
               1.90%, 03/07/05                                                           23,400
     4,200   Brazos River Habor Navigation District, Brazoria
               County Environmental, Merey Sweeny LP Project,
               Ser. A, Rev., FRDO, 1.87%, 03/01/05                                        4,200
     2,495   Brownsville, Texas, Utilities Systems, Sub Lien,
               Ser. B, Rev., FRDO, MBIA, 1.85%, 03/07/05                                  2,495
    15,000   Brownsville, Texas, Utility Systems, Sub Lien, Ser. B,
               Rev., FRDO, MBIA, 2.05%, 08/03/05                                         15,000
     8,719   Collin County Housing Finance Corp., Multi-Family
               Housing, Preston Bend Apartments Project, Rev.,
               FRDO, 1.85%, 03/03/05                                                      8,719
    20,605   Crawford Education Facilities Corp., Higher
               Education, Southwestern University Project,
               Ser. B, Rev., FRDO, 1.82%, 03/07/05                                       20,605
    11,600   Dallas Area Rapid Transit, 1.90%, 04/06/05                                  11,600
    18,000   Dallas Area Rapid Transit, 2.00%, 04/07/05                                  18,000
     5,000   Dallas-Fort Worth International Airport Facilities
               Improvement Corp., Flight Safety Project, Rev.,
               FRDO, 1.89%, 03/04/05                                                      5,000
     4,995   Dallas-Fort Worth International Airport Facilities
               Improvement Corp., FLOATS, Ser. PT-805, Rev.,
               FRDO, FSA, 1.65%, 03/07/05                                                 4,995
       200   Dallas-Fort Worth Regional Airport, Municipal
               Securities Trust Receipts, Ser. SGA-49, FRDO,
               MBIA, 1.87%, 03/01/05                                                        200

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$    5,000   Eagle Tax Exempt Trust, Weekly Option Mode,
               Class A, #, 1.90%, 03/02/05                                       $        5,000
    10,475   Eagle Tax Exempt Trust, Weekly Option Mode,
               Round Rock, Texas, COP, Ser. 2001-4304, Class A,
               1.90%, 03/04/05                                                           10,475
     2,420   Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 1.90%, 03/01/05                               2,420
    10,000   Garland, Texas, 2.00%, 04/19/05                                             10,000
     5,000   Greater East Texas Higher Education Authority,
               Ser. B, Rev., FRDO, 1.92%, 03/01/05                                        5,000
    25,000   Greater Texas Student Loan Corp., Ser. A, Rev.,
               FRDO, 1.92%, 03/01/05                                                     25,000
    14,350   Greater Texas Student Loan Corp., Ser. A, Rev.,
               FRDO, 1.92%, 03/03/05                                                     14,350
     5,000   Harlandale Independent School District, Municipal
               Securities Trust Receipts, Ser. SGA-100, GO,
               FRDO, 1.90%, 03/04/05                                                      5,000
    32,222   Harris County, 2.02%, 06/01/05                                              32,222
     9,695   Harris County Health Facilities Development
               Authority, FLOATS, Ser. PT-2350, Rev., FRDO,
               1.88%, 03/07/05                                                            9,695
       300   Harris County Industrial Development Corp., PCR,
               Exxon Project, Rev., FRDO, Vrn, 8/15/27, 1.83%,
               03/01/05                                                                     300
    11,395   Harris County, Ser. DB-103, GO, FRDO, 1.90%,
               04/01/05                                                                  11,395
     2,905   Harris County, Ser. RR-II-R-1029, Rev., FRDO, FSA,
               1.90%, 03/04/05                                                            2,905
     6,000   Hays Memorial Health Facilities Development
               Corp., Central Texas Medical Center Project,
               Ser. A, Rev., FRDO, 1.87%, 03/03/05                                        6,000
    29,245   Houston Higher Education Finance Corp., Floating
               Rate Receipts, Ser. SG-139, Rev., FRDO, 1.90%,
               03/02/05                                                                  29,245
       650   Houston Housing Finance Corp., Single Family
               Mortgage, FLOATS, Ser. PT-1, Rev., FRDO, FSA,
               1.90%, 03/03/05                                                              650
    55,000   Houston Independent School District, School
               House, GO, FRDO, 1.62%, 06/15/05                                          54,990
    18,400   Houston, Texas, 1.78%, 03/10/05                                             18,400
    10,000   Houston, Texas, 1.86%, 04/01/05                                             10,000
     8,000   Houston, Texas, 2.05%, 05/05/05                                              8,000
    17,500   Houston, Texas, Airport Systems, Floating Rate
               Receipts, Ser. SG-149, Rev., FRDO, FSA, 1.91%,
               03/07/05                                                                  17,500
    17,075   Houston, Texas, Floating Rate Certificates, COP,
               Ser. 523, FRDO, MBIA, 1.90%, 03/03/05                                     17,075
     4,335   Houston, Texas, FLOATS, Ser. PT-781, GO, FRDO,
               FSA, 1.90%, 03/07/05                                                       4,335

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$    3,000   Houston, Texas, Rev., FRDO, 1.90%, 03/01/05                             $    3,000
     9,705   Houston, Texas, Ser. 29, GO, FRDO, MBIA, 1.90%,
               03/07/05                                                                   9,705
    15,000   Houston, Texas, Water & Sewer, 1.93%, 04/11/05                              15,000
     5,405   Houston, Texas, Water & Sewer System, Ser. 60,
               Rev., FRDO, FGIC, 1.90%, 03/01/05                                          5,405
    11,270   Hurst-Euless-Bedford Independent School District,
               Floating Rate Receipts, Ser. SG-98, GO, FRDO,
               1.90%, 03/04/05                                                           11,270
    39,000   Katy Independent School District, CSH Building,
               Ser. C, GO, FRDO, 1.86%, 03/02/05                                         39,000
     6,500   Keller Independent School District, Municipal
               Securities Trust Receipts, Ser. SGA-111, GO,
               FRDO, 1.85%, 03/01/05                                                      6,500
    21,500   Lamar Consolidated Independent School District,
               School House, GO, FRDO, 1.75%, 12/15/05                                   21,500
     5,790   Leander Independent School District,
               Ser. RR-II-R-2143, GO, FRDO, 1.90%, 03/01/05                               5,790
    19,425   Lower Colorado River Authority, FLOATS,
               Ser. PA-590, Rev., FRDO, FSA, 1.90%, 03/07/05                             19,425
    16,450   Lower Colorado River Authority, FLOATS,
               Ser. PT-2270, Rev., FRDO, 1.90%, 03/07/05                                 16,450
     4,300   Lower Neches Valley Authority Industrial
               Development Corp., Exempt Facilities,
               ExxonMobil Project, Ser. A-2, Rev., FRDO,
               1.78%, 03/01/05                                                            4,300
       200   Lower Neches Valley Authority Industrial
               Development Corp., Exempt Facilities, Sub
               Ser. B-2, Rev., FRDO, 1.83%, 03/01/05                                        200
     3,400   Lower Neches Valley Authority Industrial
               Development Corp., Onyx Environmental
               Services, Rev., FRDO, 1.92%, 03/07/05                                      3,400
     5,455   Mansfield Independent School District, Municipal
               Securities Trust Receipts, Ser. SGA-129, GO,
               FRDO, 1.90%, 03/03/05                                                      5,455
     5,290   Mission Consolidated Independent School District,
               Municipal Securities Trust Receipts, Ser. SGA-105,
               GO, FRDO, 1.90%, 03/04/05                                                  5,290
    17,050   New Caney Independent School District, Floating
               Rate Certificates, Ser. SG-142, GO, FRDO, 1.90%,
               03/03/05                                                                  17,050
    10,000   North Central Texas Health Facility Development
               Corp., 1.85%, 04/06/05                                                    10,000
    15,000   North Central Texas Health Facility Development
               Corp., 1.93%, 04/04/05                                                    15,000
     7,850   North Central Texas Health Facility Development
               Corp., FLOATS, Ser. PT-1411, Rev., FRDO, AMBAC,
               1.90%, 03/03/05                                                            7,850

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$   20,000   North East Independent School District, Floating
               Rate Certificates, Ser. SG-143, GO, FRDO, 1.90%,
               03/03/05                                                          $       20,000
    10,000   North Texas Higher Education Authority, Student
               Loan, Ser. A, Rev., FRDO, 1.87%, 03/01/05                                 10,000
    20,000   North Texas Tollway Authority, Floating Rate
               Receipts, Ser. SG-168, Rev., FRDO, AMBAC,
               1.90%, 03/03/05                                                           20,000
     3,300   Panhandle-Plains Higher Education Authority, Inc.,
               Student Loan, Ser. B, Rev., FRDO, MBIA, 1.89%,
               03/07/05                                                                   3,300
    39,000   Panhandle-Plains Higher Education Authority,
               Student Loans, Ser. A, Rev., FRDO, 1.89%, 03/01/05                        39,000
    19,300   Pasadena Independent School District, Ser. A, GO,
               FRDO, 1.93%, 03/03/05                                                     19,300
    11,735   Pharr San Juan Alamo Independent School District,
               Municipal Securities Trust Receipts, Ser. SGA-101,
               GO, FRDO, 1.90%, 03/04/05                                                 11,735
    12,035   Richardson, Texas, Refinancing & Improvement,
               GO, FRDO, 1.70%, 06/15/05                                                 12,035
     7,545   San Angelo Independent School District, GO,
               FRDO, 1.87%, 03/03/05                                                      7,545
    25,000   San Antonio, Texas, 1.87%, 03/10/05                                         25,000
    10,640   San Antonio, Texas, Electric & Gas, FLOATS,
               Ser. PT-1498, Rev., FRDO, 1.91%, 03/07/05                                 10,640
    11,190   San Antonio, Texas, Electric & Gas, FLOATS,
               Ser. SG-101, (p), 1.90%, 03/01/05                                         11,190
     9,540   San Antonio, Texas, Electric & Gas, FLOATS,
               Ser. SG-105, (p), 1.90%, 03/01/05                                          9,540
    11,000   San Antonio, Texas, Electric & Gas, Junior Lien,
               Rev., FRDO, 1.92%, 03/07/05                                               11,000
    18,800   San Antonio, Texas, Electric & Gas, Junior Lien,
               Rev., FRDO, 2.20%, 06/01/05                                               18,800
    10,315   San Antonio, Texas, Electric & Gas, Municipal
               Securities Trust Receipts, Ser. SGA-48, Rev.,
               FRDO, #, 1.90%, 03/02/05                                                  10,315
    42,500   San Antonio, Texas, Water, 1.98%, 05/10/05                                  42,500
     6,435   San Antonio, Texas, Water, FLOATS, Ser. SG-159,
               Rev., Adj., FSA, 1.90%, 03/04/05                                           6,435
    10,430   San Antonio, Texas, Water, Municipal Securities
               Trust Receipts, Ser. SGA-41, Rev., FRDO, MBIA,
               1.90%, 03/07/05                                                           10,430
     5,000   San Antonio, Texas, Water, Municipal Securities
               Trust Receipts, Ser. SGA-42, Rev., FRDO, MBIA,
               1.90%, 03/07/05                                                            5,000
     9,000   Schertz-Seguin Local Government Corp., Texas
               Contract, Floating Rate Certificates, Ser. SG-151,
               Rev., FRDO, FSA, 1.89%, 03/01/05                                           9,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$    9,233   Southeast Texas Housing Finance Corp., Single
               Family Mortgage, Ser. 938, Rev., FRDO, 1.96%,
               03/03/05                                                          $        9,233
     2,425   Tarrant County Housing Finance Corp., FLOATS,
               Ser. PT-2044, Rev., 1.99%, 03/07/05                                        2,425
     8,580   Tarrant County Housing Finance Corp., Multi-Family
               Housing, Remington Project, Rev., FRDO, 1.88%,
               03/07/05                                                                   8,580
     5,000   Texas Department of Housing & Community
               Affairs, Multi-Family Housing, Post Oak East
               Apartments, Ser. A, Rev., FRDO, 1.91%, 03/03/05                            5,000
    10,250   Texas Department of Housing & Community
               Affairs, Multi-Family Housing, Reading, Rev.,
               FRDO, 1.91%, 03/07/05                                                     10,250
    44,000   Texas Department of Housing & Community
               Affairs, Single Family Mortgage, Ser. B, Rev.,
               FRDO, FSA, 1.87%, 03/02/05                                                44,000
    25,000   Texas Municipal Power Agency, 1.84%, 03/01/05                               25,000
    45,000   Texas Municipal Power Agency, 1.90%, 04/05/05                               45,000
    20,000   Texas Municipal Power Agency, Floating Rate
               Trust Receipts, Ser. L-36-J, Regulation D, Rev.,
               FRDO, FGIC, 1.93%, 03/02/05                                               20,000
    15,000   Texas Public Finance Authority, 1.80%, 04/05/05                             15,000
    20,700   Texas Public Finance Authority, 1.82%, 04/06/05                             20,700
     1,100   Texas State Department of Housing & Community
               Affairs, Multi-Family Housing, Timber Point
               Apartments, Ser. A-1, Rev., FRDO, 1.92%, 03/07/05                          1,100
     3,420   Texas State Turnpike Authority, Central Texas
               Turnpike Authority, First Tier, Ser. B, Rev., FRDO,
               AMBAC, 1.84%, 03/01/05                                                     3,420
     7,325   Texas State Turnpike Authority, Dallas North
               Thruway, Floating Rate Receipts, Ser. SG-70,
               1.90%, 03/02/05                                                            7,325
     9,970   Texas State, Floating Rate Certificates, Ser. SG-152,
               GO, FRDO, 1.89%, 03/01/05                                                  9,970
   382,520   Texas State, TRAN, 3.00%, 08/31/05                                         384,986
     3,910   Texas State, Veteran's Housing Assistance, Ser. A-1,
               GO, FRDO, 1.94%, 03/01/05                                                  3,910
     5,310   Texas State, Veterans Housing Assistance Fund I,
               GO, FRDO, 1.84%, 03/02/05                                                  5,310
    13,000   Texas State, Veterans Housing Assistance Fund II,
               Ser. A-2, GO, FRDO, 1.89%, 03/04/05                                       13,000
     5,570   Trinity River Authority, Ser. RR-II-R-2006, Rev.,
               FRDO, MBIA, 1.70%, 03/04/05                                                5,570
    22,000   University of Texas, 2.00%, 06/06/05                                        22,000
     9,055   University of Texas, FLOATS, Ser. PA-1194, Rev.,
               FRDO, 1.88%, 03/02/05                                                      9,055
     5,275   University of Texas, Ser. 2003-19, Rev., FRDO,
               1.88%, 03/02/05                                                            5,275

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Texas -- Continued
$    6,000   West Harris County Regional Water Authority,
               Municipal Securities Trust Receipts, Ser. SGA-148,
               Rev., FRDO, #, MBIA, 1.90%, 03/01/05                              $        6,000
     3,600   West Side Calhoun County Naval District, Sewer &
               Solid Waste Disposal, BP Chemicals, Inc. Project,
               Rev., FRDO, 1.87%, 03/01/05                                                3,600
                                                                                 --------------
                                                                                      1,804,145
             Utah -- 2.6%
    20,000   Central Utah Water Conservancy District, Ser. B,
               GO, FRDO, AMBAC, 1.87%, 03/02/05                                          20,000
    59,650   Intermountain Power Agency, 1.98%, 05/09/05                                 59,650
    62,900   Intermountain Power Agency, 2.00%, 06/01/05                                 62,900
     9,995   Intermountain Power Agency, Power Supply, FLOATS,
               Ser. PT-383, Rev., FRDO, MBIA, 1.35%, 03/01/05                             9,995
    13,030   Intermountain Power Agency, Power Supply,
               Ser. E, Rev., FRDO, AMBAC, 2.02%, 06/01/05                                13,030
     7,400   Intermountain Power Agency, Power Supply,
               Ser. F, Rev., FRDO, AMBAC, 2.02%, 06/01/05                                 7,400
    22,975   Intermountain Power Agency, Power Supply,
               Ser. L-42-J, Regulation D, Rev., FRDO, MBIA,
               1.93%, 03/03/05                                                           22,975
    28,500   Murray, Utah, Murray City Hospital, IHC Health
               Services, Inc., Ser. D, Rev., FRDO, 1.80%, 03/01/05                       28,500
     5,270   Salt Lake City Municipal Building Authority, FLOATS,
               Ser. PT-1744, Rev., FRDO, AMBAC, 1.90%, 03/01/05                           5,270
     4,000   Salt Lake City, Utah, Rowland Hall St. Marks School
               Project, Rev., FRDO, 1.86%, 03/02/05                                       4,000
     7,645   Salt Lake County, FLOATS, Ser. PT-420, GO, FRDO,
               1.89%, 03/04/05                                                            7,645
    28,560   University of Utah, Floating Rate Trust Receipts,
               Ser. N-15, Regulation D, Rev., FRDO, MBIA,
               1.98%, 03/03/05                                                           28,560
    10,000   Utah County, Utah Hospital, IHC Health Services, Inc.,
               Ser. C, Rev., FRDO, 1.86%, 03/07/05                                       10,000
     1,570   Utah Housing Corp., Single Family Mortgage,
               Ser. B, Class I, Rev., FRDO, 1.94%, 03/07/05                               1,570
    12,500   Utah Housing Corp., Single Family Mortgage,
               Ser. E, Class I, Rev., FRDO, 1.45%, 03/02/05                              12,500
    12,300   Utah Housing Corp., Single Family Mortgage,
               Ser. E-2, Class I, Rev., FRDO, 1.94%, 03/02/05                            12,300
     9,485   Utah Housing Corp., Single Family Mortgage,
               Ser. F, Class I, Rev., FRDO, 1.94%, 03/03/05                               9,485
     6,995   Utah Housing Corp., Single-Family Mortgage,
               Ser. E-1, Class I, Rev., FRDO, 1.94%, 03/02/05                             6,995
     4,900   Utah Housing Finance Agency, Single Family
               Mortgage, Ser. C-1, Class I, Rev., FRDO, 1.94%,
               03/01/05                                                                   4,900
     6,510   Utah Housing Finance Agency, Single Family
               Mortgage, Ser. D-1, Rev., FRDO, 1.94%, 03/07/05                            6,510

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Utah -- Continued
$    4,105   Utah Housing Finance Agency, Single Family
               Mortgage, Ser. E-1, Rev., FRDO, 1.94%, 03/07/05                   $        4,105
     4,935   Utah Housing Finance Agency, Single Family
               Mortgage, Ser. F-2, Class I, Rev., FRDO, 1.94%,
               03/07/05                                                                   4,935
    20,000   Utah State Board of Regents, Ser. R, Rev., FRDO,
               AMBAC, 1.87%, 03/03/05                                                    20,000
    11,200   Utah State Board of Regents, Student Loan
               Weekly Amount, Ser. Q, Rev., FRDO, AMBAC,
               1.87%, 03/02/05                                                           11,200
    13,700   Utah State Board of Regents, Student Loan, Ser. C,
               Rev., FRDO, 1.87%, 03/03/05                                               13,700
     9,000   Utah State Board Of Regents, Student Loan,
               Ser. W, Rev., FRDO, AMBAC, 1.87%, 03/02/05                                 9,000
                                                                                 --------------
                                                                                        397,125
             Vermont -- 0.3%
     9,472   Vermont Economic Development Authority,
               1.85%, 04/05/05                                                            9,472
     5,900   Vermont Educational & Health Buildings Financing
               Agency, Hospital, VHA New England, Ser. D, Rev.,
               FRDO, AMBAC, 1.88%, 03/02/05                                               5,900
     8,300   Vermont Educational & Health Buildings Financing
               Agency, Hospitals, VHA New England Project,
               Ser. G, Rev., FRDO, AMBAC, 1.90%, 03/07/05                                 8,300
    10,700   Vermont Housing Finance Agency, Single Family
               Housing, Ser. 21-A, Rev., FRDO, FSA, 1.92%,
               03/02/05                                                                  10,700
     5,000   Vermont Student Assistance Corp., Student Loans,
               Rev., FRDO, 1.90%, 03/03/05                                                5,000
                                                                                 --------------
                                                                                         39,372
             Virginia -- 0.6%
     8,805   Alexandria IDA, Pooled Loan Program, Ser. A, Rev.,
               FRDO, 1.87%, 03/03/05                                                      8,805
     2,120   Alexandria Redevelopment & Housing Authority,
               Residential Care Facility, Multi-Mode, First
               Mortgage, Goodwin House, Ser. B, Rev., FRDO,
               1.79%, 03/01/05                                                            2,120
     8,000   Chesapeake Hospital Authority, Hospital Facilities,
               Chesapeake General Hospital, Ser. A, Rev., FRDO,
               1.87%, 03/02/05                                                            8,000
     8,000   James City & County IDA, Multi-Family Housing,
               Chambrel Project, Rev., FRDO, 1.87%, 03/03/05                              8,000
     7,275   Richmond IDA, Educational Facilities, Church
               Schools, Rev., FRDO, 1.82%, 03/01/05                                       7,275
     9,300   Roanoke IDA, Carilion Health Systems, Ser. D, Rev.,
               FRDO, 1.80%, 03/01/05                                                      9,300

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Virginia -- Continued
$   23,590   Virginia Commonwealth Transportation Board,
               Floating Rate Receipts, Ser. SG-137, Rev., FRDO,
               1.88%, 03/02/05                                                   $       23,590
     5,845   Virginia Commonwealth Transportation Board,
               FLOATS, Ser. 727, Rev., FRDO, 1.90%, 03/03/05                              5,845
     4,960   Virginia Public School Authority, Ser. RR-II-R-4050,
               Rev., FRDO, 1.90%, 03/03/05                                                4,960
     5,415   Virginia Resources Authority, Infrastructure,
               Ser. RR-II-R-249, Rev., FRDO, 1.90%, 03/03/05                              5,415
     7,428   Virginia State, EAGLE, Ser. 04-5001, Class A, Rev.,
               FRDO, 2.00%, 03/04/05                                                      7,428
                                                                                 --------------
                                                                                         90,738
             Washington -- 2.3%
    17,676   ABN AMRO Munitops Certificate Trust, Ser. 1998-16,
               FRDO, MBIA, 1.91%, 03/01/05                                               17,676
     5,000   ABN AMRO Munitops Certificate Trust, Ser. 2001-1,
               GO, FRDO, MBIA, 1.91%, 03/02/05                                            5,000
     7,270   Central Washington University, FLOATS, Ser. PT-2251,
               Rev., FRDO, FGIC, 1.90%, 03/07/05                                          7,270
     1,500   Clark County Public Utility District No. 1, Municipal
               Securities Trust Receipts, Ser. SGA-118, Rev.,
               FRDO, FSA, 1.85%, 03/01/05                                                 1,500
     6,995   Energy Northwest, Electric, FLOATS, Ser. PT-734,
               Rev., FRDO, MBIA, 1.90%, 03/01/05                                          6,995
    11,100   King County, FLOATS, Ser. PT-2170, GO, FRDO,
               AMBAC, 1.90%, 03/02/05                                                    11,100
     5,310   King County, Ser. RR-II-R-1028, GO, FRDO, FSA,
               1.90%, 03/03/05                                                            5,310
     8,680   King County, Sewer, Ser. 2003-30, Rev., FRDO, FSA,
               1.90%, 03/03/05                                                            8,680
     6,210   Port of Seattle, FLOATS, Ser. PT-2171, Rev., FRDO,
               FGIC, 1.95%, 03/04/05                                                      6,210
     4,430   Port of Seattle, FLOATS, Ser. PT-728, Rev., FRDO,
               FGIC, 1.95%, 03/01/05                                                      4,430
    11,000   Port of Tacoma, 1.83%, 03/09/05                                             11,000
     1,090   Seattle Housing Authority, Low Income Housing
               Assistance, Bayview Manor Project, Ser. B, Rev.,
               FRDO, 1.92%, 03/02/05                                                      1,090
    19,885   Seattle, Washington, Drain & Wastewater Utilities,
               Municipal Securities Trust Receipts, Ser. SG-135,
               Rev., FRDO, MBIA, 1.90%, 03/02/05                                         19,885
    11,890   Seattle, Washington, Municipal Light & Power,
               FLOATS, Ser. PT-1421, Rev., FRDO, FSA, 1.90%,
               03/01/05                                                                  11,890
     4,000   Seattle, Washington, Municipal Securities Trust
               Receipts, Ser. SGA-142, GO, FRDO, 1.90%, 03/07/05                          4,000
     5,000   Seattle, Washington, Ser. D, GO, FRDO, 1.65%,
               08/31/05                                                                   5,000

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Washington -- Continued
$    8,900   Seattle, Washington, Water Systems, Rev., FRDO,
               1.75%, 03/07/05                                                   $        8,900
     6,120   Skagit County Public Hospital District No. 2, FLOATS,
               Ser. PT-2410, GO, FRDO, MBIA, 1.90%, 03/02/05                              6,120
     9,910   Skagit County, Public Hospital District No. 1,
               Ser. ROCS-RR-II-R-2126, GO, FRDO, MBIA, 1.90%,
               03/02/05                                                                   9,910
    13,000   Snohomish County Public Hospital District No. 2,
               Stevens Healthcare, GO, FRDO, 1.90%, 03/02/05                             13,000
    16,600   Snohomish County Public Utility District No. 1,
               Generation Systems, Ser. A, Rev., FRDO, FSA,
               1.85%, 03/04/05                                                           16,600
     8,500   Snohomish County Public Utility District No. 1,
               Municipal Securities Trust Receipts, Ser. SGA-124,
               Rev., FRDO, FSA, 1.85%, 03/01/05                                           8,500
    11,260   Tacoma, Washington, Electric Systems, FLOATS,
               Ser. PT-1404, Rev., FRDO, AMBAC, 1.90%, 03/07/05                          11,260
    10,520   Tacoma, Washington, Electric Systems, FLOATS,
               Ser. PT-2244, Rev., FRDO, FGIC, 1.90%, 03/07/05                           10,520
    18,030   Washington Public Power Supply System, Nuclear
               Project No. 2, Ser. 31, Rev., FRDO, 1.90%, 03/03/05                       18,030
    15,330   Washington State Higher Education Facilities
               Authority, Seattle Pacific University Project,
               Ser. A, Rev., FRDO, 1.87%, 03/07/05                                       15,330
     2,545   Washington State Housing Finance Commission,
               Multi-Family Housing, Granite Falls Assisted
               Project, Ser. A, Rev., FRDO, 1.93%, 03/02/05                               2,545
     1,010   Washington State Housing Finance Commission,
               Non-Profit Housing, Golden Sands Project, Rev.,
               FRDO, 1.80%, 03/01/05                                                      1,010
     1,925   Washington State Housing Finance Commission,
               Nonprofit Housing, Rockwood Retirement
               Communities, Rev., FRDO, 1.82%, 03/01/05                                   1,925
       300   Washington State Housing Finance Commission,
               Nonprofit Housing, Rockwood Retirement
               Program, Ser. A, Rev., FRDO, 1.82%, 03/01/05                                 300
     2,390   Washington State Housing Finance Commission,
               Nonprofit Housing, YMCA Snohomish County
               Project, Rev., FRDO, 1.80%, 03/01/05                                       2,390
     2,860   Washington State Housing Finance Commission,
               Spokane Community College Foundation,
               Ser. A, Rev., FRDO, 1.87%, 03/04/05                                        2,860
     6,080   Washington State Public Power Supply System
               Project No. 2, Electric, Ser. 2A-2, Rev., FRDO,
               MBIA, 1.84%, 03/03/05                                                      6,080
    13,985   Washington State Public Power Supply System,
               Project No. 2, Electric, Ser. 2A-1, Rev., FRDO,
               MBIA, 1.84%, 03/02/05                                                     13,985

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Washington -- Continued
$   14,640   Washington State Public Power Supply System,
               Project No. 3, Electric, Ser. 3A, Rev., FRDO,
               MBIA, 1.86%, 03/02/05                                             $       14,640
    13,710   Washington State, Rev., FRDO, 1.90%, 03/02/05                               13,710
     8,000   Washington State, Ser. 2003-27, GO, FRDO,
               1.90%, 03/03/05                                                            8,000
    35,500   Washington State, Ser. VR-96-A, GO, FRDO,
               1.76%, 03/02/05                                                           35,500
                                                                                 --------------
                                                                                        348,151
             West Virginia -- 0.4%
     3,000   Municipal Securities Trust Certificates, Ser. 9026,
               Class A, Rev., FRDO, MBIA, 1.92%, 03/07/05                                 3,000
     3,585   West Virginia Economic Development Authority,
               IDR, Gemark Services West VA/M & M, Rev.,
               FRDO, 1.93%, 03/02/05                                                      3,585
     5,765   West Virginia State Building Commission, FLOATS,
               Ser. PA-520, 1.91%, 03/03/05                                               5,765
     5,700   West Virginia State Hospial Finance Authority,
               VHA Mid-Atlantic, Ser. D, Rev., FRDO, AMBAC,
               1.88%, 03/01/05                                                            5,700
     5,000   West Virginia State Hospial Finance Authority,
               VHA Mid-Atlantic, Ser. E, Rev., FRDO, AMBAC,
               1.88%, 03/01/05                                                            5,000
     9,200   West Virginia State Hospial Finance Authority,
               VHA Mid-Atlantic, Ser. G, Rev., FRDO, AMBAC,
               1.90%, 03/01/05                                                            9,200
     7,100   West Virginia State Hospital Finance Authority,
               Mid-Atlantic/Capital, Ser. H, Rev., FRDO, AMBAC,
               1.90%, 03/03/05                                                            7,100
     4,000   West Virginia State Hospital Finance Authority,
               VHA Mid-Atlantic, Ser. C, Rev., FRDO, AMBAC,
               1.88%, 03/02/05                                                            4,000
     9,800   West Virginia State Parkways Economic
               Development & Tourism Authority, Rev., FRDO,
               FGIC, 1.84%, 03/02/05                                                      9,800
                                                                                 --------------
                                                                                         53,150
             Wisconsin -- 0.9%
     6,975   Dane County, Ser. RR-II-R-2003, GO, FRDO, 1.70%,
               08/04/05                                                                   6,975
     5,805   Dane County, Ser. RR-II-R-4504, GO, FRDO, 1.90%,
               03/01/05                                                                   5,805
     1,230   Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-4904, FRDO, #, 1.94%, 03/07/05                                     1,230
     8,035   Wisconsin Housing & Economic Development
               Authority, Home Ownership, Ser. A, Rev., FRDO,
               1.89%, 03/02/05                                                            8,035

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Wisconsin -- Continued
$    4,000   Wisconsin Housing & Economic Development
               Authority, Home Ownership, Ser. A, Rev., FRDO,
               1.90%, 03/07/05                                                   $        4,000
     7,090   Wisconsin Housing & Economic Development
               Authority, Home Ownership, Ser. C, Rev., FRDO,
               1.90%, 03/07/05                                                            7,090
    10,655   Wisconsin Housing & Economic Development
               Authority, Home Ownership, Ser. E, Rev., FRDO,
               1.89%, 03/02/05                                                           10,655
    28,000   Wisconsin Housing & Economic Development
               Authority, Home Ownership, Ser. I, Rev., FRDO,
               FSA, 1.87%, 03/02/05                                                      28,000
     3,405   Wisconsin Housing & Economic Development
               Authority, Housing, Ser. E, Rev., FRDO, FSA,
               1.86%, 03/02/05                                                            3,405
     3,890   Wisconsin Housing & Economic Development
               Authority, Ser. D, Rev., FRDO, MBIA, 1.88%,
               03/07/05                                                                   3,890
     3,470   Wisconsin Housing & Economic Development
               Authority, Ser. E, Rev., FRDO, MBIA, 1.88%,
               03/07/05                                                                   3,470
     5,350   Wisconsin Housing & Economic Development
               Authority, Ser. F, Rev., FRDO, MBIA, 1.88%,
               03/07/05                                                                   5,350
     4,250   Wisconsin Housing & Economic Development
               Authority, Ser. G, Rev., FRDO, MBIA, 1.88%,
               03/07/05                                                                   4,250
    18,685   Wisconsin Housing & Economic Development
               Authority, Ser. H, Rev., FRDO, MBIA, 1.88%,
               03/07/05                                                                  18,685
     5,270   Wisconsin Housing & Economic Development
               Authority, Ser. I, Rev., FRDO, MBIA, 1.86%,
               03/01/05                                                                   5,270
     4,815   Wisconsin State Health & Educational Facilities
               Authority, Lakeland College, Rev., FRDO, 1.80%,
               03/01/05                                                                   4,815
    10,500   Wisconsin State Health & Educational Facilities
               Authority, University of Wisconsin Medical
               Foundation, Rev., FRDO, 1.86%, 03/02/05                                   10,500
                                                                                 --------------
                                                                                        131,425
             Wyoming -- 0.9%
    30,000   Campbell County, IDR, Two Elk Power Generation
               Station Project, Rev., FRDO, 2.40%, 12/01/05                              30,000
       200   Kemmerer, Wyoming, PCR, Exxon Project, Rev.,
               FRDO, 1.73%, 03/01/05                                                        200
       800   Uinta County, PCR, Chevron USA, Inc. Project, Rev.,
               FRDO, 1.80%, 03/01/05                                                        800
       900   Uinta County, PCR, Chevron USA, Inc. Project, Rev.,
               FRDO, 1.80%, 03/01/05                                                        900

                       See notes to financial statements.

 PRINCIPAL
    AMOUNT   ISSUER                                                                       VALUE
-----------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Wyoming -- Continued
$   11,710   Wyoming Community Development Authority,
               Housing, FLOATS, Ser. PT-195, Rev., 1.62%,
               03/07/05                                                          $       11,710
     7,900   Wyoming Community Development Authority,
               Housing, Ser. 7, Rev., FRDO, 1.90%, 03/04/05                               7,900
     5,000   Wyoming Community Development Authority,
               Housing, Ser. 8, Rev., FRDO, 1.90%, 03/03/05                               5,000
     3,900   Wyoming Community Development Authority,
               Ser. 3, Rev., FRDO, 1.90%, 03/01/05                                        3,900
     5,000   Wyoming Community Development Authority,
               Ser. 4, Rev., FRDO, 1.90%, 03/01/05                                        5,000
     7,245   Wyoming Community Development Authority,
               Single Family Mortgage, Ser. A, Rev., FRDO,
               1.86%, 03/02/05                                                            7,245
    36,900   Wyoming Community Development Authority,
               Single Family Mortgage, Ser. A, Rev., FRDO,
               1.86%, 03/03/05                                                           36,900
    25,000   Wyoming State, Education Fund, Rev., TRAN,
               3.00%, 06/24/05                                                           25,079
                                                                                 --------------
                                                                                        134,634
-----------------------------------------------------------------------------------------------
             Total Investments -- 100.2%
             (Cost $15,129,823)*                                                 $   15,129,823
             Liabilities in excess of other assets -- (0.2)%                            (32,127)
-----------------------------------------------------------------------------------------------
             NET ASSETS -- 100.0%                                                    15,097,696
-----------------------------------------------------------------------------------------------

             Percentages indicated are based on net assets.

                       See notes to financial statements.

JPMORGAN CALIFORNIA MUNICIPAL MONEY MARKET FUND
Portfolio of Investments

As of February 28, 2005 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- 100.1%

             State and Municipal Obligations -- 100.1%

             California -- 86.6%
$   1,500    ABAG Finance Authority for Nonprofit Corporations,
               Point Loma Nazarene University, Rev., FRDO,
               1.95%, 03/07/05 +                                                $      1,500
    2,000    ABN AMRO Munitops Certificate Trust, Ser. 2002-9,
               GO, FRDO, MBIA, 1.91%, 07/01/05                                         2,000
    1,500    ABN AMRO Munitops Certificate Trust, Ser. 2003-1,
               GO, FRDO, AMBAC, 1.89%, 03/04/05                                        1,500
    1,000    Alameda County IDA, Scientific Technology Project,
               Ser. A, Rev., FRDO, 1.93%, 03/01/05                                     1,000
    2,700    Albany Unified School District, GO, 3.00%, 06/30/05                       2,712
      635    Auburn Union School District, COP, FRDO, FSA,
               1.86%, 03/07/05                                                           635
      800    California Cities Home Ownership Authority, Lease
               Purchase Program, Ser. A, Rev., FRDO, 1.90%,
               03/07/05                                                                  800
    1,350    California Communities Housing Finance Agency,
               Subordinated, Ser. B, Rev., FRDO, 1.90%, 03/02/05                       1,350
       95    California Economic Development Financing
               Authority, IDR, Standard Abrasives Manufacturing
               Project, Rev., FRDO, 1.88%, 03/02/05                                       95
      150    California Educational Facilities Authority, Stanford
               University, FLOATS, Ser. PA-542, Rev., FRDO, 1.88%,
               03/02/05                                                                  150
    4,850    California Educational Facilities Authority, University
               of San Francisco, Rev., FRDO, 1.87%, 03/01/05                           4,850
      400    California Educational Facilities Authority, University
               of San Francisco, Rev., FRDO, 1.87%, 03/03/05                             400
      800    California Housing Finance Agency, Home Mortgage,
               Ser. R, Rev., FRDO, AMBAC, 1.84%, 03/01/05                                800
      900    California Housing Finance Agency, Ser. D, Rev.,
               FRDO, FSA, 1.86%, 03/04/05                                                900
    1,000    California Infrastructure & Economic Development
               Bank, IDR, Adams Rite Manufacturing Co. Project,
               Ser. A, Rev., FRDO, 1.88%, 03/07/05                                     1,000
    1,000    California PCFA, PCR, Sierra Pacific Industries Project,
               Rev., FRDO, 1.88%, 03/02/05                                             1,000
    1,500    California PCFA, PCR, U.S. Borax, Inc. Project, Ser. A,
               Rev., FRDO, 1.83%, 03/04/05                                             1,500
    2,000    California State, 1.90%, 03/02/05                                         2,000
    7,000    California State Department of Water Resources,
               Power Supply Systems, Ser. B-5, Rev., FRDO, 1.80%,
               03/01/05                                                                7,000
    1,000    California State Department of Water Resources,
               Power Supply, EAGLE, Ser. 2002-6017, Class A, Rev.,
               FRDO, AMBAC, 1.89%, 03/03/05                                            1,000
    2,000    California State Department of Water Resources,
               Water, Ser. RR-II-R-6044, Rev., FRDO, MBIA, 1.89%,
               06/01/05                                                                2,000

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$     500    California State University Channel Islands Financing
               Authority, Rental Housing, Rev., FRDO, 1.60%,
               08/02/05                                                         $        500
    1,000    California State, EAGLE, Ser. 2005-1000, Class A, GO,
               FRDO, MBIA, 1.89%, 06/01/05                                             1,000
    2,000    California State, Economic Recovery, FLOATS,
               Ser. 927, GO, FRDO, MBIA, 1.89%, 03/03/05                               2,000
    5,450    California State, Economic Recovery, FLOATS,
               Ser. L20J, Regulation D, Rev., FRDO, 1.90%, 03/02/05                    5,450
    1,000    California State, Economic Recovery, Ser. C-12, Rev.,
               FRDO, 1.83%, 03/03/05                                                   1,000
    3,200    California State, Economic Recovery, Ser. C-2, Rev.,
               FRDO, 1.80%, 03/01/05                                                   3,200
    3,000    California State, Economic Recovery, Ser. C-21, Rev.,
               FRDO, 1.85%, 03/03/05                                                   3,000
    1,000    California State, Economic Recovery, Ser. C-8, Rev.,
               FRDO, 1.76%, 03/01/05                                                   1,000
    1,000    California State, Floating Rate, Ser. C-2, GO, FRDO,
               1.83%, 03/03/05                                                         1,000
    3,950    California State, Kindergarten, Ser. A-7, GO, FRDO,
               1.85%, 03/07/05                                                         3,950
      300    California State, Municipal Securities Trust Receipts,
               Ser. SGA-40, GO, FRDO, FGIC, 1.86%, 03/02/05                              300
      300    California State, Municipal Securities Trust Receipts,
               Ser. SGA-55, GO, FRDO, FGIC, 1.86%, 03/01/05                              300
    4,200    California State, Municipal Securities Trust Receipts,
               Ser. SGA-58, Rev., FRDO, FGIC, 1.86%, 03/01/05                          4,200
    5,700    California State, Ser. A, Rev., RAN, 3.00%, 06/30/05                      5,724
    3,000    California State, Ser. B, Rev., RAN, 4.50%, 06/30/05                      3,026
    3,120    California State, Ser. C-26, GO, FRDO, FSA, 1.88%,
               03/02/05                                                                3,120
    1,000    California State, Ser. C-4, GO, FRDO, 1.85%, 03/03/05                     1,000
    3,420    California Statewide Communities Development
               Authority, Multi-Family Housing, Breezewood
               Apartments, Ser. F-1, Rev., FRDO, 1.86%, 03/03/05                       3,420
    2,000    California Statewide Communities Development
               Authority, Cathedral High School Project, Rev.,
               FRDO, 1.92%, 03/07/05                                                   2,000
      300    California Statewide Communities Development
               Authority, COP, FLOATS, Ser. 909, FRDO, MBIA,
               1.88%, 03/03/05                                                           300
      700    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
               1.86%, 03/02/05                                                           700
    2,300    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
               1.86%, 03/07/05                                                         2,300

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   1,000    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
               1.75%, 08/01/05                                                  $      1,000
    4,000    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. C, Rev., Adj.,
               3.70%, 06/01/05                                                         4,021
    1,000    California Statewide Communities Development
               Authority, Multi-Family Housing, Canyon Springs
               Apartments, Ser. KK, Rev., FRDO, 1.83%, 03/02/05                        1,000
    2,000    California Statewide Communities Development
               Authority, Plan Nine Partners Project, Ser. A, Rev.,
               FRDO, 1.87%, 03/01/05                                                   2,000
    1,650    California Statewide Communities Development
               Authority, Senior Living Facility, Rev., FRDO,
               1.84%, 03/07/05                                                         1,650
    2,200    Charter Mac Floater Certificate Trust I, Ser. CAL-1,
               MBIA, 1.93%, 03/07/05                                                   2,200
    1,800    Charter Mac Floater Certificate Trust I, Ser. CAL-2,
               Rev., FRDO, MBIA, 1.93%, 03/07/05                                       1,800
       25    East Bay Municipal Utility District, Water Systems,
               Sub Ser. B, Rev., FRDO, FSA, 1.81%, 03/02/05                               25
    3,972    Federal Home Loan Mortgage Corp., Multi-Family
               Certificates, FRDO, 1.96%, 03/07/05                                     3,972
      550    Garden Grove, California, Multi-Family Housing,
               Malabar Apartments, Ser. A, Rev., FRDO, 1.83%,
               03/03/05                                                                  550
    2,592    Glendale, California, Hospital, FLOATS, Ser. 590,
               Rev., FRDO, MBIA, 1.91%, 03/04/05                                       2,592
    2,000    Hayward, California, Multi-Family Housing,
               Shorewoood, Ser. A, Rev., FRDO, 1.88%, 03/07/05                         2,000
      715    Hesperia Public Financing Authority, Water &
               Administration Facilities, Ser. B, Rev., FRDO, 1.95%,
               03/01/05                                                                  715
       37    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 00-18, Ser. A, Special
               Assessment, FRDO, 1.77%, 03/01/05                                          37
      800    Kern County, Kern Public Facilities Project, COP,
               Ser. A, FRDO, 1.83%, 03/02/05                                             800
      700    Los Angeles Community Redevelopment Agency,
               Multi-Family Housing, Security Building Project,
               Ser. A, Rev., FRDO, 1.88%, 03/07/05                                       700
    2,100    Los Angeles County Housing Authority, Multi-Family
               Housing, Sand Canyon, Ser. F, Rev., FRDO,
               1.85%, 03/07/05                                                         2,100
    2,000    Los Angeles Department of Water & Power, 1.85%,
               04/01/05                                                                2,000
    1,580    Los Angeles Regional Airports Improvement Corp.,
               LAX International Airport, Sublease 2, Rev., FRDO,
               1.85%, 03/01/05                                                         1,580

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   3,000    Los Angeles Unified School District, FLOATS,
               Ser. PA-1115, GO, FRDO, FSA, 1.88%, 03/03/05                     $      3,000
    1,000    Los Angeles, California, 1.85%, 04/07/05                                  1,000
    1,000    Metropolitan Water District of Southern California,
               Waterworks, Ser. B-2, Rev., FRDO, 1.81%, 03/02/05                       1,000
    1,200    Metropolitan Water District of Southern California,
               Waterworks, Ser. B-3, Rev., FRDO, 1.80%, 03/01/05                       1,200
      200    Metropolitan Water District of Southern California,
               Waterworks, Ser. C-1, Rev., FRDO, 1.81%, 03/03/05                         200
    1,000    Monrovia Unified School District, Municipal
               Securities Trust Receipts, Ser. SGA-70, GO, FRDO,
               MBIA, 1.86%, 03/02/05                                                   1,000
    5,000    Morgan Hill Unified School District, Floating Rate
               Receipts, Ser. SG-145, GO, FRDO, FGIC, 1.88%,
               03/03/05                                                                5,000
      535    Municipal Securities Trust Certificates, Ser. 1998-47,
               Class A, Rev., FRDO, AMBAC, #, 1.86%, 03/02/05                            535
    2,000    Municipal Securities Trust Certificates, Ser. 2000-96,
               Class A, GO, FRDO, AMBAC, #, 1.86%, 03/07/05                            2,000
      530    Oakland, California, Health Facilities, FLOATS,
               Ser. PT-958, Rev., FRDO, 1.88%, 03/03/05                                  530
    3,000    Oceanside, California, Multi-Family Housing,
               Lakeridge Apartments Project, Rev., FRDO, 1.84%,
               03/02/05                                                                3,000
      300    Ontario Redevelopment Agency, Multi-Family
               Housing, Seasons at Gateway, Sub Ser. B, Rev.,
               FRDO, 1.92%, 03/03/05                                                     300
    3,000    Orange County, Apartment Development, Bluffs
               Apartments, Ser. C, Rev., FRDO, 1.83%, 03/01/05                         3,000
    1,500    Orange County, Apartment Development,
               Riverbend Apartments, Ser. B, Rev., FRDO, 1.83%,
               03/01/05                                                                1,500
      600    Orange County, Apartment Development, Harbor
               Pointe, Issue D, Rev., FRDO, 1.83%, 03/07/05                              600
    1,820    Pasadena, California, Rose Bowl Improvements
               Project, COP, FRDO, 1.86%, 03/07/05                                     1,820
    1,000    Pleasant Hill Redevelopment Agency, Multi-Family
               Housing, Chateau III, Ser. A, Rev., FRDO, 1.88%,
               03/02/05                                                                1,000
    2,400    Port of Oakland, Trust Receipts, Ser. 5, Class F,
               Rev., FRDO, FGIC, 1.89%, 03/02/05                                       2,400
    2,100    Sacramento County Housing Authority, Multi-Family
               Housing, Ashford, Ser. D, Rev., FRDO, 1.83%,
               03/02/05                                                                2,100
    1,000    San Diego County & School District, Ser. A, GO,
               TRAN, 3.25%, 07/25/05                                                   1,007
    2,000    San Diego Metropolitan Transportation
             Development Board, Rev., RAN, 3.50%, 01/04/06                             2,022
    1,500    San Diego, California, 1.75%, 03/01/05                                    1,500

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             California -- Continued
$   2,000    San Diego, California, 2.03%, 06/06/05                             $      2,000
    1,000    San Francisco City & County Airports Commission,
               International Airport, Municipal Securities Trust
               Receipts, Ser. SGA-50, Rev., FRDO, MBIA, 1.92%,
               03/02/05                                                                1,000
      990    San Jose, California, Airport, Ser. II-R-2004, Rev.,
               FRDO, FSA, 1.89%, 03/03/05                                                990
      700    San Jose, California, Multi-Family Housing, Villa
               Monterey Apartments, Ser. F, Rev., FRDO, 1.89%,
               03/07/05                                                                  700
      500    Santa Ana Housing Authority, Multi-Family Housing,
               Vintage Apartments, Ser. A, Rev., FRDO, 1.89%,
               03/04/05                                                                  500
      453    Santa Ana Unified School District, COP, FRDO,
               1.83%, 03/02/05                                                           453
    1,000    Santa Cruz County Board of Education, GO, TRAN,
               2.50%, 06/30/05                                                         1,003
    1,000    Santa Cruz County, Ser. A, GO, TRAN, 3.00%, 07/06/05                      1,005
    3,290    Santa Margarita-Dana Point Authority, FLOATS,
               Ser. PT-2348, Rev., FRDO, AMBAC, 1.88%, 03/01/05                        3,290
    1,975    Southern California Home Financing Authority,
               Single Family Housing, Ser. A, Rev., FRDO, 1.91%,
               03/04/05                                                                1,975
    1,325    Southern California Home Financing Authority,
               Single Family Mortgage, Ser. B, Rev., FRDO, 1.91%,
               03/04/05                                                                1,325
    2,000    Southern California Public Power Authority,
               Southern Transmission Project, Rev., FRDO, AMBAC,
               1.81%, 03/07/05                                                         2,000
    1,550    Turlock, California, Healthcare Facilities, Emanuel
               Medical Center, Inc., COP, Ser. B, FRDO, 1.84%,
               03/03/05                                                                1,550
      425    Upland Community Redevelopment Agency,
               Multi-Family Housing, Northwoods Project,
               Ser. 168-A, Rev., FRDO, 1.87%, 03/02/05                                   425
                                                                                ------------
                                                                                     167,354
             Puerto Rico -- 13.5%
    2,000    Municipal Securities Trust Certificates, Ser. 7005,
               Class A, Special Obligation, FRDO, (p), 1.83%,
               03/02/05                                                                2,000
    2,000    Puerto Rico Commonwealth, 1.90%, 04/25/05                                 2,000
    1,000    Puerto Rico Commonwealth, Floating Rate Trust
               Receipts, Ser. M-4J, GO, FRDO, FSA, 1.88%, 03/03/05                     1,000
    4,035    Puerto Rico Commonwealth, FLOATS, Ser. PA-931,
               GO, FRDO, 1.87%, 03/01/05                                               4,035
    1,235    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
               1.86%, 03/01/05                                                         1,235
      600    Puerto Rico Commonwealth, Ser. II-R-185, GO,
               FRDO, FGIC, 1.87%, 03/02/05                                               600

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Puerto Rico -- Continued
$   5,500    Puerto Rico Commonwealth, TRAN, 3.00%, 07/29/05                    $      5,527
    1,700    Puerto Rico Electric Power Authority, Municipal
               Securities Trust Receipts, Ser. SGA-43, Rev., FRDO,
               MBIA, 1.83%, 03/04/05                                                   1,700
    2,000    Puerto Rico Government Development Bank,
               2.03%, 05/23/05                                                         2,000
      448    Puerto Rico Highway & Transportation Authority,
               FLOATS, Ser. 815-D, Rev., FRDO, MBIA, 1.88%,
               03/01/05                                                                  448
      170    Puerto Rico Highway & Transportation Authority,
               Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
               1.86%, 03/03/05                                                           170
    3,995    Puerto Rico Public Buildings Authority, FLOATS,
               Ser. PT-978, Rev., 1.89%, 03/01/05                                      3,995
    1,300    TICS/TOCS Trust, Commonwealth of Puerto Rico,
               Ser. 2001-2, GO, FRDO, FSA, 1.87%, 03/01/05                             1,300
                                                                                ------------
                                                                                      26,010
--------------------------------------------------------------------------------------------
             Total Investments -- 100.1%
             (Cost $193,364)*                                                   $    193,364
             Liabilities in excess of other assets -- (0.1)%                            (279)
--------------------------------------------------------------------------------------------
             NET ASSETS -- 100.0%                                                    193,085
--------------------------------------------------------------------------------------------

             Percentages indicated are based on net assets.

                       See notes to financial statements.

JPMORGAN NEW YORK MUNICIPAL MONEY MARKET FUND
Portfolio of Investments

As of February 28, 2005 (unaudited)
(Amounts in thousands)

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments - 101.5%

             State and Municipal Obligations -- 101.5%
             New York -- 95.7%
$   8,985    ABN AMRO Munitops Certificate Trust,
               Ser. 2004-33, Rev., FRDO, AMBAC, 1.88%, 03/02/05                 $      8,985
   12,000    ABN AMRO Munitops Certificates Trust,
               Ser. 1999-13, FRDO, FGIC, 1.86%, 03/02/05 +                            12,000
      385    Albany IDA, IDR, Newkirk Productions, Inc. Project,
               Ser. A, Rev., FRDO, 1.89%, 03/03/05                                       385
    2,300    Allegany County, IDA, Environmental Facilities,
               Atlantic Richfield Project, Rev., FRDO, 1.84%,
               03/01/05                                                                2,300
      850    Babylon IDA, IDR, Edwin Berger/Lambro Industries,
               Rev., FRDO, 1.90%, 03/02/05                                               850
    8,000    Binghamton, New York, Various Purposes, GO,
               BAN, 2.63%, 09/22/05                                                    8,043
    9,900    Board of Cooperative Educational Services Sole
               Supervisory District, Oswego County, Rev., RAN,
               2.63%, 06/29/05                                                         9,930
    9,000    Board of Cooperative Educational Services Sole
               Supervisory District, Oswego County, Rev., RAN,
               3.00%, 06/29/05                                                         9,032
    5,000    Board of Cooperative Educational Services Sole
               Supervisory District, Oswego County, St. Lawrence,
               GO, 2.88%, 06/24/05                                                     5,017
    5,000    Brookhaven-Comsewogue Union Free School
               District, GO, BAN, 3.00%, 07/20/05                                      5,027
   17,505    Cheektowaga Central School District, Ser. A, GO,
               BAN, 3.00%, 06/03/05                                                   17,546
   18,000    Connetquot Central School District of Islip, GO,
               TAN, 3.00%, 06/30/05                                                   18,054
    9,898    Corning City School District, GO, BAN, 2.65%,
               06/30/05                                                                9,931
    1,600    Dutchess County IDA, Civic Facilities, Marist
               College, Ser. A, Rev., FRDO, 1.86%, 03/01/05                            1,600
    6,700    Dutchess County IDA, Civic Facilities, Marist
               College, Ser. A, Rev., FRDO, 1.86%, 03/07/05                            6,700
    4,000    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 2002-6003, Class A, COP, Rev., FRDO, FSA,
               1.88%, 03/04/05                                                         4,000
    5,990    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 1.88%, 03/02/05                            5,990
    3,300    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 3C-7, Class A, FRDO, #, 1.88%, 03/03/05                            3,300
   12,085    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3203, Class A, FRDO, #, 1.88%, 03/04/05                        12,085
    8,805    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 94-3205, Class A, FRDO, #, 1.88%, 03/04/05                         8,805
   12,155    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96-3207, Class A, FRDO, #, 1.88%, 03/01/05                        12,155

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$  14,850    Eagle Tax Exempt Trust, Weekly Option Mode,
               Ser. 96C-3208, Class A, FRDO, #, 1.88%, 03/01/05                 $     14,850
    8,135    Eagle Tax Exempt Trust, Weekly Partner
               Certificate, Class A, Rev., FRDO, AMBAC, #,
               1.88%, 03/02/05                                                         8,135
    7,700    Erie County Water Authority, Ser. A, Rev., FRDO,
               AMBAC, 1.81%, 03/01/05                                                  7,700
    1,400    Erie County Water Authority, Ser. B, Rev., FRDO,
               AMBAC, 1.81%, 03/01/05                                                  1,400
    2,700    Franklin County IDA, Civic Facilities, Trudeau
               Institute, Inc. Project, Rev., FRDO, 1.85%, 03/04/05                    2,700
    3,440    Great Neck North Water Authority, Water System,
               Ser. A, Rev., FRDO, FGIC, 1.86%, 03/07/05                               3,440
   14,000    Guilderland Central School District, GO, BAN,
               2.50%, 05/26/05                                                        14,031
    1,000    Guilderland IDA, IDR, Northeastern Industrial Park,
               Ser. A, Rev., FRDO, 1.85%, 03/07/05                                     1,000
    7,500    Harborfields Central School District, Greenlawn,
               GO, BAN, 2.50%, 03/04/05                                                7,500
    2,000    Islip IDA, Brentwood Distribution Co. Facility, Rev.,
               FRDO, 1.90%, 03/02/05                                                   2,000
    5,000    Johnson City Central School District, GO, BAN,
               2.75%, 06/17/05                                                         5,015
    5,000    Johnson City Central School District, GO, BAN,
               3.00%, 06/17/05                                                         5,018
   36,027    Livingston County, GO, BAN, 3.00%, 06/16/05                              36,122
    8,780    Long Island Power Authority, Electric Systems,
               Floating Rate Receipts, Ser. SG-125, 1.89%,
               03/02/05                                                                8,780
    4,010    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-1051, Rev., FRDO, FSA, 1.88%,
               03/03/05                                                                4,010
    4,360    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PA-841, Rev., FRDO, FSA, 1.89%,
               03/03/05                                                                4,360
    2,695    Long Island Power Authority, Electric Systems,
               FLOATS, Ser. PT-386, Rev., 1.88%, 03/04/05                              2,695
      800    Long Island Power Authority, Electric Systems,
               Ser. 2, Sub Ser. 2-B, Rev., FRDO, 1.77%, 03/01/05                         800
    2,662    Long Island Power Authority, Electric Systems,
               Ser. 7, Sub Ser. 7-A, Rev., FRDO, MBIA, 1.78%,
               03/07/05                                                                2,662
    2,000    Long Island Power Authority, Electric Systems,
               Ser. 7, Sub Ser. 7-B, Rev., FRDO, MBIA, 1.83%,
               03/07/05                                                                2,000
      300    Long Island Power Authority, Electric Systems,
               Ser. D, Rev., FRDO, FSA, 1.83%, 03/07/05                                  300
    3,500    Long Island Power Authority, Electric Systems,
               Ser. G, Rev, FRDO, FSA, 1.82%, 03/07/05                                 3,500

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$  10,000    Metropolitan Transportation Authority, 1.83%,
               03/10/05                                                         $     10,000
   15,000    Metropolitan Transportation Authority, 1.98%,
               05/02/05                                                               15,000
   14,600    Metropolitan Transportation Authority, 2.05%,
               06/01/05                                                               14,600
    7,650    Metropolitan Transportation Authority, Dedicated
               Tax Fund, FLOATS, Ser. PT-2290, Rev., FRDO, FSA,
               1.89%, 03/07/05                                                         7,650
      290    Metropolitan Transportation Authority, Dedicated
               Tax Fund, Ser. B, Rev., FRDO, FSA, 1.84%, 03/01/05                        290
    3,300    Metropolitan Transportation Authority, EAGLE,
               Ser. 2002-6021, Class A, Rev., FRDO, MBIA, 1.88%,
               03/03/05                                                                3,300
    5,000    Metropolitan Transportation Authority, EAGLE,
               Ser. 2002-6028, Class A, Rev., FRDO, MBIA, 1.88%,
               03/03/05                                                                5,000
    5,970    Metropolitan Transportation Authority, FLOATS,
               Ser. PT-1547, Rev., FRDO, FGIC, 1.89%, 03/04/05                         5,970
    9,840    Metropolitan Transportation Authority, Ser. 848-D,
               Rev., FRDO, FGIC, 1.88%, 03/03/05                                       9,840
   14,900    Metropolitan Transportation Authority, Ser. B-16,
               Rev., FRDO, FGIC-MBIA, 1.88%, 03/07/05                                 14,900
      600    Metropolitan Transportation Authority, Ser. D-2,
               Rev., FRDO, FSA, 1.83%, 03/03/05                                          600
    4,200    Metropolitan Transportation Authority, Ser. G-1,
               Rev., FRDO, AMBAC, 1.82%, 03/07/05                                      4,200
    1,700    Metropolitan Transportation Authority, Ser. G-2,
               Rev., FRDO, AMBAC, 1.82%, 03/07/05                                      1,700
    9,995    Metropolitan Transportation Authority, Service
               Contract, FLOATS, Ser. PA-1042R, Rev., FRDO,
               MBIA, 1.89%, 03/02/05                                                   9,995
    5,405    Metropolitan Transportation Authority, Service
               Contract, FLOATS, Ser. PA-1105, Rev., FRDO,
               1.89%, 03/02/05                                                         5,405
    9,540    Monroe County IDA, Rochester Institute Project,
               Ser. A, Rev., FRDO, 1.90%, 03/01/05                                     9,540
    3,370    Monroe County, GO, AMBAC, 3.00%, 03/01/05                                 3,370
   15,000    Monroe County, GO, RAN, 2.50%, 04/15/05                                  15,019
   10,000    Municipal Securities Trust Certificates, Ser. 2001-116,
               Class A, Rev., FRDO, #, 1.86%, 03/04/05                                10,000
    9,995    Municipal Securities Trust Certificates,
               Ser. 2001-176, Class A, GO, FRDO, MBIA, 1.86%,
               03/03/05                                                                9,995
    1,820    Nassau County Interim Finance Authority, FLOATS,
               Ser. PA-901, Rev., FRDO, AMBAC, 1.89%,
               03/04/05                                                                1,820

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   3,450    Nassau County Interim Finance Authority, Municipal
               Securities Trust Receipts, Special Tax, Ser. SGA-108,
               FRDO, 1.86%, 03/01/05                                            $      3,450
    6,090    Nassau County Interim Finance Authority, Sales
               Tax Secured, Ser. A, Rev., FRDO, FSA, 1.84%,
               03/03/05                                                                6,090
    5,000    Nassau Health Care Corp., Sub Ser. 2004-C3, Rev.,
               FRDO, FSA, 1.82%, 03/07/05                                              5,000
   15,000    New Rochelle City School District, TRAN, 3.50%,
               06/30/05                                                               15,068
    1,800    New York City Housing Development Corp.,
               Multi-Family Housing, 2 Gold Street, Ser. A, Rev.,
               FRDO, 1.83%, 03/02/05                                                   1,800
    5,300    New York City Housing Development Corp.,
               Multi-Family Housing, 55 Pierrepont Development,
               Ser. A, Rev., FRDO, 1.83%, 03/01/05                                     5,300
    7,700    New York City Housing Development Corp.,
               Multi-Family Housing, 90 West Street, Ser. A, Rev.,
               FRDO, 1.83%, 03/03/05                                                   7,700
    5,000    New York City Housing Development Corp.,
               Multi-Family Housing, Parkview Apartments,
               Ser. A, Rev., FRDO, 1.86%, 03/07/05                                     5,000
    3,400    New York City Housing Development Corp.,
               Multi-Family Rental Housing, 100 Jane Street
               Development, Ser. A, Rev., FRDO, 1.90%, 03/04/05                        3,400
   15,000    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Brittany
               Development, Ser. A, Rev., FRDO, 1.90%, 03/03/05                       15,000
    3,300    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Columbus Green,
               Ser. A, Rev., FRDO, 1.83%, 03/04/05                                     3,300
      200    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Lyric Development,
               Ser. A, Rev., FRDO, 1.87%, 03/03/05                                       200
   10,900    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Ser. A, Rev., FRDO,
               1.91%, 03/02/05                                                        10,900
      300    New York City Housing Development Corp.,
               Multi-Family Rental Housing, Tribeca Tower,
               Ser. A, Rev., FRDO, 1.85%, 03/04/05                                       300
    3,300    New York City Housing Development Corp.,
               Multi-Family Rental Housing, West 43rd Street
               Development, Ser. A, Rev., FRDO, 1.90%,
               03/01/05                                                                3,300
    2,400    New York City Housing Development Corp.,
               Multi-Family Rental Housing, West 89th Street
               Development, Ser. A, Rev., FRDO, 1.85%,
               03/03/05                                                                2,400

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   2,900    New York City IDA, Ahava Food Corp. Project,
               Rev., FRDO, 1.95%, 03/03/05                                      $      2,900
    2,000    New York City IDA, Civic Facilities, Abraham
               Joshua Heschel Project, Rev., FRDO, 1.90%, 03/03/05                     2,000
    3,200    New York City IDA, Civic Facilities,
               Allen-Stevenson School, Rev., FRDO, 1.90%,
               03/03/05                                                                3,200
   13,435    New York City IDA, Civic Facilities, Columbia
               Grammar & Prep School, Rev., FRDO, 1.90%,
               03/03/05                                                               13,435
    3,200    New York City IDA, Civic Facilities, Hewitt School
               Project, Rev., FRDO, 1.90%, 03/03/05                                    3,200
    4,610    New York City IDA, Civic Facilities, Jamaica First
               Packaging LLC Project, Rev., FRDO, 1.86%,
               03/01/05                                                                4,610
      580    New York City IDA, Civic Facilities, Municipal
               Securities Trust Receipts, Ser. SGA-110, Rev.,
               FRDO, 1.86%, 03/03/05                                                     580
    7,200    New York City IDA, Hanson Office, Rev., FRDO,
               1.84%, 03/03/05                                                         7,200
    5,400    New York City IDA, Special Facilities, Korean
               Airlines Co., Ser. C, Rev., FRDO, 1.86%, 03/02/05                       5,400
    8,000    New York City Municipal Water Finance Authority,
               Water & Sewer System, Ser. F, Sub Ser. F-1, Rev.,
               FRDO, 1.83%, 03/03/05                                                   8,000
    2,900    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-1076,
               Rev., FRDO, 1.91%, 03/04/05                                             2,900
    5,100    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-1085,
               Rev., FRDO, FGIC, 1.89%, 03/03/05                                       5,100
    8,410    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-447,
               Rev., FRDO, FGIC, 1.88%, 03/01/05                                       8,410
    6,495    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, FLOATS, Ser. PA-900,
               Rev., FRDO, 1.91%, 06/15/05                                             6,495
    2,390    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Municipal Securities Trust
               Receipts, Ser. SGB-25, Rev., FRDO, MBIA, 1.88%,
               03/01/05                                                                2,390
      250    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev., FRDO, FGIC,
               1.76%, 03/01/05                                                           250
    2,770    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. C, Rev., FRDO,
               FGIC, 1.80%, 03/01/05                                                   2,770

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   4,900    New York City Transit Authority, Metropolitan
               Transportation Authority, Floating Rate Trust
               Receipts, Triborough, COP, Ser. PMD-10, FRDO,
               AMBAC, 2.03%, 03/07/05                                           $      4,900
   20,000    New York City Transitional Finance Authority,
               Floating Rate Receipts, Ser. L-21, Regulation D,
               Rev., FRDO, 1.90%, 03/02/05                                            20,000
      600    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A-2, Rev., FRDO, 1.83%,
               03/02/05                                                                  600
    5,000    New York City Transitional Finance Authority,
               New York City Recovery, Ser. 1, Sub Ser. 1-A, Rev.,
               FRDO, 1.83%, 03/03/05                                                   5,000
    2,900    New York City Transitional Finance Authority,
               Recovery, Ser. 3, Sub Ser. 3-C, Rev., FRDO,
               1.83%, 03/03/05                                                         2,900
    5,000    New York City Transitional Finance Authority,
               Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
               1.83%, 03/03/05                                                         5,000
    2,470    New York City Transitional Finance Authority,
               Ser. 2003-7, Rev., FRDO, 1.89%, 03/04/05                                2,470
   22,080    New York City Transitional Finance Authority,
               Ser. A-40, Rev., FRDO, MBIA-IBC, 1.88%, 03/04/05                       22,079
    4,965    New York City Transitional Finance Authority,
               Ser. RR-II-R-4052, Rev., FRDO, 1.88%, 03/03/05                          4,965
    4,000    New York City Transitional Finance Authority, Sub
               Ser. 2-A, Rev., FRDO, 1.77%, 03/01/05                                   4,000
   13,900    New York City Transitional Finance Authority, Sub
               Ser. 2-E, Rev., FRDO, 1.83%, 03/04/05                                  13,900
    1,900    New York City Trust for Cultural Resources, Alvin
               Ailey Dance Foundation, Rev., FRDO, 1.79%,
               03/02/05                                                                1,900
    2,300    New York City Trust for Cultural Resources, Floating
               Certificates, Ser. 162, Rev., FRDO, AMBAC, 1.88%,
               03/02/05                                                                2,300
    1,500    New York City Trust for Cultural Resources,
               Municipal Securities Trust Receipts, Ser. SGA-91,
               Rev., FRDO, AMBAC, 1.83%, 03/01/05                                      1,500
   15,000    New York City, New York, 2.00%, 05/05/05                                 15,000
   20,000    New York City, New York, 2.02%, 06/01/05                                 20,000
    9,245    New York City, New York, FLOATS, Ser. PT-405,
               1.89%, 03/01/05                                                         9,245
    2,500    New York City, New York, Housing Development
               Corp., Multi-Family Housing, Carnegie Park, Ser. A,
               Rev., FRDO, 1.83%, 03/07/05                                             2,500
    1,300    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SG-109, 1.89%, 03/07/05                            1,300

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   1,000    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGA-51, FRDO, AMBAC, 1.86%,
               03/01/05                                                         $      1,000
       60    New York City, New York, Municipal Securities
               Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
               1.88%, 03/07/05                                                            60
      500    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. G, Rev.,
               FRDO, FGIC, 1.77%, 03/01/05                                               500
    9,585    New York City, New York, Ser. A-36, GO, FRDO,
               AMBAC, 1.75%, 12/01/05                                                  9,585
      600    New York City, New York, Ser. B, Sub Ser. B-4,
               GO, FRDO, MBIA, 1.80%, 03/01/05                                           600
    1,100    New York City, New York, Ser. B, Sub Ser. B-6,
               GO, FRDO, MBIA, 1.80%, 03/01/05                                         1,100
    3,000    New York City, New York, Ser. F-2, GO, FRDO,
               1.83%, 03/02/05                                                         3,000
    2,800    New York City, New York, Ser. F-4, GO, FRDO,
               1.83%, 03/02/05                                                         2,800
    2,100    New York City, New York, Ser. H, Sub Ser. H-2,
               GO, FRDO, MBIA, 1.78%, 03/01/05                                         2,100
    1,300    New York City, New York, Ser. H, Sub Ser. H-3,
               GO, FRDO, FSA, 1.77%, 03/01/05                                          1,300
    3,500    New York City, New York, Ser. H, Sub Ser. H-6,
               GO, FRDO, MBIA, 1.81%, 03/02/05                                         3,500
    2,800    New York City, New York, Ser. H, Sub Ser. H-6,
               GO, FRDO, MBIA, 1.81%, 03/07/05                                         2,800
    1,000    New York City, New York, Sub Ser. A-2, Rev., FRDO,
               1.82%, 03/04/05                                                         1,000
    2,400    New York City, New York, Sub Ser. A-3, GO, FRDO,
               1.83%, 03/04/05                                                         2,400
    2,150    New York City, New York, Sub Ser. A-4, GO, FRDO,
               1.77%, 03/01/05                                                         2,150
    5,400    New York City, New York, Sub Ser. A-4, GO, FRDO,
               1.82%, 03/04/05                                                         5,400
    2,300    New York City, New York, Sub Ser. A-5, GO, FRDO,
               1.80%, 03/01/05                                                         2,300
    5,950    New York City, New York, Sub Ser. A-6, GO, FRDO,
               1.81%, 03/04/05                                                         5,950
    7,800    New York City, New York, Sub Ser. A-6, GO, FRDO,
               1.83%, 03/02/05                                                         7,800
    8,600    New York City, New York, Sub Ser. A-6, GO, FRDO,
               FSA, 1.77%, 03/01/05                                                    8,600
    5,600    New York City, New York, Sub Ser. C-2, GO, FRDO,
               1.83%, 03/02/05                                                         5,600
    4,200    New York City, New York, Sub Ser. C-4, GO, FRDO,
               1.82%, 03/07/05                                                         4,200
    1,700    New York City, New York, Sub Ser. C-5, GO, FRDO,
               1.83%, 03/07/05                                                         1,700

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   1,100    New York City, New York, Sub Ser. E-3, GO, FRDO,
               1.77%, 03/01/05                                                  $      1,100
    1,500    New York City, New York, Sub Ser. E-4, GO, FRDO,
               1.77%, 03/01/05                                                         1,500
    6,500    New York City, New York, Sub Ser. G-2, GO, FRDO,
               1.82%, 03/07/05                                                         6,500
    5,300    New York City, New York, Sub Ser. G-3, GO, FRDO,
               1.82%, 03/07/05                                                         5,300
    4,100    New York City, New York, Sub Ser. H-2, GO, FRDO,
               1.83%, 03/03/05                                                         4,100
   13,000    New York City, New York, Sub Ser. H-3, GO, FRDO,
               1.83%, 03/03/05                                                        13,000
      300    New York City, New York, Sub Ser. H-7, GO, FRDO,
               1.77%, 03/01/05                                                           300
      120    New York Local Government Assistance Corp.,
               Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
               MBIA-IBC, 1.88%, 03/03/05                                                 120
    1,195    New York Local Government Assistance Corp.,
               Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
               AMBAC, 1.88%, 03/02/05                                                  1,195
      600    New York Local Government Assistance Corp.,
               Municipal Securities Trust Receipts, Ser. SGA-59,
               Rev., FRDO, 1.83%, 03/01/05                                               600
   15,060    New York Local Government Assistance Corp.,
               Ser. A, Rev., FRDO, 1.80%, 03/07/05                                    15,060
    1,250    New York Local Government Assistance Corp.,
               Ser. C, Rev., FRDO, 1.80%, 03/01/05                                     1,250
    4,700    New York Local Government Assistance Corp.,
               Ser. D, Rev., FRDO, 1.80%, 03/01/05                                     4,700
    7,600    New York Local Government Assistance Corp.,
               Ser. G, Rev., FRDO, 1.79%, 03/01/05                                     7,600
    7,900    New York Local Government Assistance Corp.,
               Sub Lien, Ser. A-6V, Rev., FRDO, FSA, 1.80%,
               03/07/05                                                                7,900
    2,715    New York Mortgage Agency, FLOATS,
               Ser. PT-1190, Rev., FRDO, 1.91%, 03/01/05                               2,715
   16,500    New York State, 1.79%, 03/07/05                                          16,500
    3,660    New York State Dorm Authority, Beverwyck, Inc.,
               Rev., FRDO, 1.86%, 03/02/05                                             3,660
    3,545    New York State Dorm Authority, FLOATS,
               Ser. PA-449, Rev., 1.88%, 03/04/05                                      3,545
    9,340    New York State Dorm Authority, FLOATS,
               Ser. PA-541, Rev., 1.88%, 03/01/05                                      9,340
      800    New York State Dorm Authority, FLOATS, Ser. PA-784,
               Rev., FRDO, MBIA-IBC, 1.88%, 03/03/05                                     800
      840    New York State Dorm Authority, FLOATS,
               Ser. PT-130, Rev., 1.88%, 03/01/05                                        840
    8,140    New York State Dorm Authority, FLOATS,
               Ser. PT-407, Rev., FRDO, AMBAC, 1.35%, 03/02/05                         8,140

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   3,400    New York State Dorm Authority, Mental Health
               Services, Sub Ser. D-2E, Rev., FRDO, 1.83%,
               03/04/05                                                         $      3,400
    4,000    New York State Dorm Authority, Municipal
               Securities Trust Receipts, Ser. SGA-132, Rev.,
               FRDO, 1.86%, 03/03/05                                                   4,000
    4,415    New York State Dormitory Authority, FLOATS,
               Ser. PA-409, Rev., FRDO, AMBAC, 1.88%, 03/07/05                         4,415
    2,670    New York State Dormitory Authority, FLOATS,
               Ser. PA-419, Rev., FRDO, 1.88%, 03/07/05                                2,670
    5,795    New York State Dormitory Authority, FLOATS,
               Ser. PT-1447, Rev., FRDO, MBIA, 1.88%, 03/01/05                         5,795
    4,150    New York State Dormitory Authority, FLOATS,
               Ser. PT-1621, Rev., FRDO, MBIA, 1.88%, 03/01/05                         4,150
    4,850    New York State Dormitory Authority, FLOATS,
               Ser. PT-1742, Rev., FRDO, MBIA, 1.88%, 03/01/05                         4,850
    1,600    New York State Dormitory Authority, Mental Health
               Services, Sub Ser. D-2C, Rev., FRDO, MBIA,
               1.84%, 03/04/05                                                         1,600
   15,755    New York State Dormitory Authority, Mental Health
               Services, Sub Ser. D-2D, Rev., FRDO, AMBAC,
               1.84%, 03/04/05                                                        15,755
      430    New York State Dormitory Authority, New York
               Public Library, Ser. A, Rev., FRDO, MBIA, 1.83%,
               03/01/05                                                                  430
    4,875    New York State Dormitory Authority, Oxford
               University Press, Inc., Rev., FRDO, 1.85%,
               03/01/05                                                                4,875
   25,000    New York State Eagle Trust, FRDO, 1.88%,
               03/02/05                                                               24,999
    1,600    New York State Energy Research & Development
               Authority, PCR, Orange & Rockland Project, Ser. A,
               Rev., FRDO, FGIC, 1.81%, 03/07/05                                       1,600
   13,800    New York State Environmental Facilities Corp.,
               1.98%, 03/01/05                                                        13,800
   16,385    New York State Environmental Facilities Corp.,
               PCR, FLOATS, Ser. PA-1261, Rev., FRDO, MBIA,
               1.65%, 03/01/05                                                        16,385
    3,900    New York State Housing Finance Agency,
               10 Liberty Street, Rev., FRDO, 1.83%, 03/01/05                          3,900
    9,750    New York State Housing Finance Agency,
               101 West End, Rev., FRDO, 1.86%, 03/04/05                               9,750
   10,700    New York State Housing Finance Agency, 150 East
               44th Street Housing, Ser. A, Rev., FRDO, 1.86%,
               03/07/05                                                               10,700
    4,400    New York State Housing Finance Agency, 345 East
               94th Street Housing, Ser. A, Rev., FRDO, 1.86%,
               03/02/05                                                                4,400

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   6,800    New York State Housing Finance Agency, 350 West
               43rd Street Housing, Ser. A, Rev., FRDO, 1.87%,
               03/03/05                                                         $      6,800
    5,000    New York State Housing Finance Agency, 360 West
               43rd Street, Rev., FRDO, 1.86%, 03/03/05                                5,000
    4,300    New York State Housing Finance Agency, 88
               Leonard Street Housing, Ser. A, Rev., FRDO, 1.86%,
               03/01/05                                                                4,300
   10,000    New York State Housing Finance Agency, Avalon
               Chrystie Place I Housing, Ser. A, Rev., FRDO,
               1.89%, 03/07/05                                                        10,000
    4,400    New York State Housing Finance Agency,
               Bennington Hills Housing, Ser. A, Rev., FRDO,
               1.86%, 03/02/05                                                         4,400
    8,100    New York State Housing Finance Agency, East 84th
               Street Housing, Ser. A, Rev., FRDO, 1.85%,
               03/07/05                                                                8,100
    8,410    New York State Housing Finance Agency, FLOATS,
               Ser. PA-423, Rev., 1.88%, 03/01/05                                      8,410
    5,395    New York State Housing Finance Agency, FLOATS,
               Ser. PA-805, Rev., FRDO, FSA, 1.88%, 03/03/05                           5,395
    4,600    New York State Housing Finance Agency,
               Multi-Family Housing, Secured Mortgage, Ser. A,
               Rev., FRDO, 1.87%, 03/01/05                                             4,600
    9,900    New York State Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., FRDO, 1.85%,
               03/02/05                                                                9,900
    3,400    New York State Housing Finance Agency,
               Normandie Court I Project, Rev., FRDO, 1.83%,
               03/04/05                                                                3,400
    2,000    New York State Housing Finance Agency, Saxony
               Housing, 240 East 39th Street Housing, Rev.,
               FRDO, 1.90%, 03/03/05                                                   2,000
    1,800    New York State Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.81%, 03/03/05                                             1,800
    1,100    New York State Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.86%, 03/02/05                                             1,100
   10,000    New York State Housing Finance Agency, Ser. A,
               Rev., FRDO, 1.88%, 03/02/05                                            10,000
   10,500    New York State Housing Finance Agency, Tallyrand
               Crescent, Rev., FRDO, 1.92%, 03/03/05                                  10,500
    4,200    New York State Housing Finance Agency, Union
               Square South Housing, Rev., FRDO, 1.85%,
               03/03/05                                                                4,200
      900    New York State Housing Finance Agency, West
               23rd Street, Ser. A, Rev., FRDO, 1.86%, 03/02/05                          900
    7,700    New York State Housing Finance Agency, West
               33rd Street Housing, Ser. A, Rev., FRDO, 1.87%,
               03/01/05                                                                7,700

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   8,400    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.88%,
               03/03/05                                                         $      8,400
    5,625    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-61, Rev., FRDO, 1.91%,
               03/03/05                                                                5,625
    3,125    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-72, Rev., 1.91%, 03/07/05                       3,125
    8,140    New York State Medical Care Facilities Finance
               Agency, FLOATS, Ser. PA-82, Rev., 1.91%, 03/03/05                       8,140
   11,800    New York State Thruway Authority, 1.98%,
               03/04/05                                                               11,800
   13,100    New York State Thruway Authority, Floating Rate
               Receipts, Ser. SG-121, Rev., FRDO, 1.91%, 03/03/05                     13,100
    1,685    New York State Thruway Authority, Municipal
               Securities Trust Receipts, Ser. SGA-66, Rev., FRDO,
               1.86%, 03/04/05                                                         1,685
    9,100    New York State Urban Development Corp., Floating
               Rate Trust Receipts, Ser. SG-163, Rev., 1.88%,
               03/07/05                                                                9,100
    4,115    New York State Urban Development Corp.,
               FLOATS, Ser. PT-1669, Rev., FRDO, FGIC, 1.88%,
               03/04/05                                                                4,115
    5,200    New York State, Environmental Quality, Ser. G,
               GO, FRDO, 1.75%, 12/21/05                                               5,200
      900    New York State, Local Government Assistance
               Corp., Ser. B, Rev., FRDO, 1.80%, 03/04/05                                900
    2,200    New York State, Local Government Assistance
               Corp., Ser. F, Rev., FRDO, 1.80%, 03/01/05                              2,200
   10,000    New York State, Power Authority, General Purpose,
               GO, FRDO, 1.35%, 03/01/05                                              10,000
   10,000    New York State, Ser. A, GO, FRDO, 1.80%,
               02/07/06                                                               10,000
    4,995    Niagara Falls Bridge Commission, Tolls, FLOATS,
               Ser. PA-530, Rev., 1.88%, 03/04/05                                      4,995
    6,820    Oneida County IDA, Champion Home, Rev.,
               FRDO, 1.88%, 03/03/05                                                   6,820
    2,995    Oneida County IDA, Rev., FRDO, 2.01%,
               03/04/05                                                                2,995
   13,000    Oneida Indian Nation, Rev., FRDO, 1.86%,
               03/03/05                                                               13,000
    5,050    Onondaga County IDA, IDR, Albany Molecular
               Research Project, Rev., FRDO, 1.90%, 03/01/05                           5,050
   14,250    Onondaga County IDA, Solid Waste Disposal
               Facilities, Solvay Paperboard Project, Ser. A, Rev.,
               FRDO, 1.96%, 03/02/05                                                  14,250
   22,750    Onondaga County IDA, Solid Waste Disposal
               Facility, Solvay Paperboard Project, Rev., FRDO,
               1.96%, 03/02/05                                                        22,749

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   9,550    Onondaga County IDA, Solid Waste Disposal
               Facility, Solvay Paperboard Project, Rev., FRDO,
               1.96%, 03/07/05                                                  $      9,550
    6,843    Oswego City School District, GO, BAN, 2.75%,
               08/11/05                                                                6,878
   10,000    Pittsford Central School District, GO, BAN, 3.00%,
               06/29/05                                                               10,030
    4,000    Plainedge Union Free School District, GO, TAN,
               3.00%, 06/30/05                                                         4,018
    4,500    Port Authority of New York & New Jersey, FLOATS,
               Ser. PA-1205, Rev., FRDO, 1.91%, 03/07/05                               4,500
      995    Port Authority of New York & New Jersey, FLOATS,
               Ser. PA-384, Rev., FRDO, 1.96%, 03/01/05                                  995
    8,085    Port Authority of New York & New Jersey, FLOATS,
               Ser. PT-2263, Rev., FRDO, FGIC, 1.88%, 03/02/05                         8,085
    8,700    Port Authority of New York & New Jersey, Special
               Obligation, Versatile Structure Obligation, Ser. 6,
               Rev., FRDO, 1.84%, 03/01/05                                             8,700
    6,155    Port Authority of New York & New Jersey, Trust
               Receipts, Ser. 10, Class F, Rev., FRDO, FSA,
               1.86%, 03/03/05                                                         6,155
    1,050    Port Jervis IDA, The Future Home Tech, Inc., Rev.,
               FRDO, 1.96%, 03/01/05                                                   1,050
    6,360    Poughkeepsie IDA, Senior Living Facility, Manor at
               Woodside Project, Rev., FRDO, 1.91%, 03/02/05                           6,360
    1,650    Rockland County IDA, IDR, X Products Corp.
               Project, Rev., FRDO, 1.91%, 03/01/05                                    1,650
    1,345    Rockland County IDA, Shock Tech, Inc. Project,
               Rev., FRDO, 2.01%, 03/02/05                                             1,345
    5,000    Rome City School District, GO, BAN, 2.88%,
               06/24/05                                                                5,017
   10,000    Rome City School District, GO, RAN, 2.88%,
               06/24/05                                                               10,034
    4,690    Roosevelt Union Free School District, GO, RAN,
               2.63%, 06/23/05                                                         4,704
    5,000    Steuben-Allegany Counties Board Cooperative
               Educational Services Sole Supervisory District, Rev.,
               RAN, 3.00%, 06/30/05                                                    5,012
    3,335    Suffolk County IDA, Civic Facilities, Guide Dog
               Foundation, Inc., Rev., FRDO, 1.86%, 03/03/05                           3,335
    5,500    Suffolk County Water Authority, Rev., BAN, FRDO,
               1.85%, 03/02/05                                                         5,500
    1,875    Syracuse, New York, Ser. B, GO, BAN, 2.25%, 05/27/05                      1,877
   16,000    The New York State Power Authority, General
               Purpose, GO, FRDO, 1.35%, 03/01/05                                     16,000
   10,405    Tobacco Settlement Financing Authority, Ser.
               RR-II-R-1066, Rev., FRDO, AMBAC, 1.90%, 03/01/05                       10,405
    7,495    Tobacco Settlement Financing Authority, Ser.
               TOCS-2003, Rev., FRDO, 1.98%, 03/01/05                                  7,495

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             New York -- Continued
$   7,400    Tompkins-Seneca-Tioga Board of Cooperative
               Educational Services, Sole Supervisory, GO, RAN,
               2.63%, 06/30/05                                                  $      7,425
    2,500    Triborough Bridge & Tunnel Authority, EAGLE,
               Ser. 2003-2004, Class A, Rev., FRDO, FGIC, 1.88%,
               03/04/05                                                                2,500
    6,000    Triborough Bridge & Tunnel Authority, FLOATER,
               Ser. M1J, Regulation D, Rev., FRDO, MBIA-IBC,
               1.90%, 03/03/05                                                         6,000
    7,675    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PA-1080, Rev., FRDO, 1.91%, 03/03/05                               7,675
      360    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PA-1090, Rev., FRDO, MBIA-IBC, 1.88%,
               03/02/05                                                                  360
    4,995    Triborough Bridge & Tunnel Authority, FLOATS,
               Ser. PA-665, Rev., 1.91%, 03/01/05                                      4,995
    4,100    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. B, Rev., FRDO, 1.84%, 03/03/05                            4,100
      100    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. B, Rev., FRDO, AMBAC, 1.82%,
               03/01/05                                                                  100
    1,610    Triborough Bridge & Tunnel Authority, Special
               Obligation, Ser. B, Rev., FRDO, FSA, 1.83%,
               03/07/05                                                                1,610
    2,295    Triborough Bridge & Tunnel Authority, Special
               Obligation, Ser. D, Rev., FRDO, FSA, 1.82%,
               03/02/05                                                                2,295
    4,235    Ulster County IDA, IDR, Hunter Panels LLC
               Project, Ser. A, Rev., FRDO, 1.90%, 03/07/05                            4,235
   10,000    Utica City School District, Ser. A, GO, RAN, 3.50%,
               06/24/05                                                               10,043
    9,870    Walton Central School District, Ser. A, GO, BAN,
               2.75%, 06/16/05                                                         9,900
   10,000    Waterloo Central School District, GO, BAN, 2.63%,
               06/20/05                                                               10,029
    4,590    Westchester County IDA, Civic Facilities,
               Community Housing Innovations, Inc., Rev., FRDO,
               1.86%, 03/03/05                                                         4,590
    2,630    Westchester County IDA, Civic Facilities, The
               Masters School, Rev., FRDO, 1.90%, 03/03/05                             2,630
      500    Westchester County IDA, IDR, Levister
               Redevelopment Co., LLC, Ser. A, Rev., FRDO,
               1.85%, 03/01/05                                                           500
   10,000    William Floyd Union Free School District of the
               Mastics, Moriches, Shirley, GO, TAN, 3.00%,
               06/27/05                                                               10,030
                                                                                ------------
                                                                                   1,592,704

                       See notes to financial statements.

PRINCIPAL
   AMOUNT    ISSUER                                                                    VALUE
--------------------------------------------------------------------------------------------
     Money Market Instruments -- Continued

             Puerto Rico -- 5.8%
$  10,045    Municipal Securities Trust Certificates, Ser. 7005,
               Class A, Special Obligation, FRDO, (p), 1.83%,
               03/02/05                                                         $     10,045
   11,812    Puerto Rico Commonwealth, 1.90%, 04/25/05                                11,812
    5,500    Puerto Rico Commonwealth, 1.95%, 05/12/05                                 5,500
    3,734    Puerto Rico Commonwealth, 2.00%, 05/02/05                                 3,734
    6,000    Puerto Rico Commonwealth, Floating Rate Trust
               Receipts, Ser. M-4J, GO, FRDO, FSA, 1.88%,
               03/03/05                                                                6,000
      360    Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
               GO, FRDO, AMBAC, 1.86%, 03/03/05                                          360
   20,000    Puerto Rico Commonwealth, TRAN, 3.00%,
               07/29/05                                                               20,097
      150    Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
               Class F, GO, FRDO, MBIA, 1.86%, 03/03/05                                  150
   15,584    Puerto Rico Government Development Bank,
               2.03%, 05/23/05                                                        15,584
    1,294    Puerto Rico Highway & Transportation Authority,
               FLOATS, Ser. 815-D, Rev., FRDO, MBIA, 1.88%,
               03/01/05                                                                1,294
   21,330    Puerto Rico Infrastructure Financing Authority,
               Special Obligation, Ser. 2, FRDO, 1.87%, 03/03/05                      21,330
                                                                                ------------
                                                                                      95,906
--------------------------------------------------------------------------------------------
             Total Investments -- 101.5%
             (Cost $1,688,610)*                                                 $  1,688,610
             Liabilities in excess of other assets -- (1.5)%                         (24,164)
--------------------------------------------------------------------------------------------
             NET ASSETS -- 100.0%                                                  1,664,446
--------------------------------------------------------------------------------------------

             Percentages indicated are based on net assets.

                       See notes to financial statements.

ABBREVIATIONS:

^         -- Amount rounds to less than 0.1%.

*         -- The cost of securities is substantially the same for federal income tax purposes.

#         -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.

+         -- All or a portion of this security is segregated for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

(i)       -- Security is illiquid and may be difficult to sell.

(p)       -- Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.      -- Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at February 28, 2005.

ACES      -- Auction Rate Securities.

AMBAC     -- American Municipal Bond Assurance Corp.

BAN       -- Bond Anticipation Note.

COP       -- Certificates of Participation.

DN        -- Discount Note: The rate shown is the effective yield at the date of purchase.

EAGLE     -- Earnings of accrual generated on local tax-exempt securities.

FGIC      -- Financial Guaranty Insurance Co.

FLOATS    -- Floating Auction Tax Exempts.

FRDO      -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2005.

FRN       -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at February 28, 2005.

FSA       -- Financial Security Assurance.

GAN       -- Grant Anticipation Note.

GO        -- General Obligation Bond.

IBC       -- Insured Bond Certificates.

IDA       -- Industrial Development Authority.

IDB       -- Industrial Development Board.

IDR       -- Industrial Development Revenue.

MBIA      -- Municipal Bond Investors Assurance Corporation.

MTN       -- Medium Term Note.

PCFA      -- Pollution Control Financing Authority.

PCR       -- Pollution Control Revenue.

PUTTERS   -- Puttable Tax Exempt Receipt.

RAN       -- Revenue Anticipation Note.

Rev.      -- Revenue Bond.

Ser.      -- Series.

TAN       -- Tax Anticipation Note.

TAW       -- Tax Anticipation Warrant.

TRAN      -- Tax & Revenue Anticipation Note.

USD       -- United States Dollar.

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Assets and Liabilities

As of February 28, 2005 (unaudited)
(Amounts in thousands, except per share amounts)

                                                                         PRIME            FEDERAL
                                                                     MONEY MARKET      MONEY MARKET
                                                                         FUND              FUND
----------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                   $   58,955,430    $    4,125,020
  Repurchase agreements, at value                                       11,770,169                --
  Cash                                                                       2,671                --
  Receivables:
   Fund shares sold                                                          3,328                --
   Interest                                                                132,381             6,711
   Interfund Lending                                                        41,362                --
----------------------------------------------------------------------------------------------------
Total Assets                                                            70,905,341         4,131,731
----------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
   Due to custodian                                                             --                 1
   Dividends                                                                46,113             3,448
   Investment securities purchased                                         597,650                --
  Accrued liabilities:
   Investment advisory fees                                                  5,038               302
   Administration fees                                                       3,803               240
   Shareholder servicing fees                                                3,439               459
   Distribution fees                                                           279                 6
   Custodian fees                                                              907                58
   Trustees' fees -- deferred compensation plan                                695                55
   Other                                                                     2,613               493
----------------------------------------------------------------------------------------------------
Total Liabilities                                                          660,537             5,062
----------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                       70,244,813         4,126,705
  Accumulated undistributed (overdistributed)
   net investment income                                                        --               (26)
  Accumulated net realized gain (loss) on investments                           (9)              (10)
----------------------------------------------------------------------------------------------------
Total Net Assets                                                    $   70,244,804    $    4,126,669
----------------------------------------------------------------------------------------------------
  Morgan                                                            $    3,692,269    $      218,862
  Premier                                                           $    8,453,125    $    1,921,549
  Agency                                                            $   14,787,113    $      312,666
  Class B                                                           $        5,767    $           --
  Class C                                                           $          428    $           --
  Institutional                                                     $   25,607,114    $    1,673,577
  Reserve                                                           $      283,580    $           15
  Cash Management                                                   $       87,451    $           --
  Capital                                                           $   17,327,957    $           --
----------------------------------------------------------------------------------------------------
Total                                                               $   70,244,804    $    4,126,669
----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number of shares authorized)
  Morgan                                                                 3,692,189           218,870
  Premier                                                                8,453,038         1,922,036
  Agency                                                                14,787,007           312,656
  Class B                                                                    5,776                --
  Class C                                                                      428                --
  Institutional                                                         25,608,015         1,673,603
  Reserve                                                                  283,589                15
  Cash Management                                                           87,455                --
  Capital                                                               17,327,982                --
Net Asset Value, offering and redemption
  price per share (all classes)*                                    $         1.00    $         1.00
----------------------------------------------------------------------------------------------------
Cost of investments                                                 $   70,725,599    $    4,125,020
====================================================================================================

*Redemption price for Class B and Class C may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

                                                                         100% U.S.
                                                                    TREASURY SECURITIES      TAX FREE
                                                                        MONEY MARKET        MONEY MARKET
                                                                            FUND                FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                       $     6,728,569    $   15,129,823
  Cash                                                                               10               675
  Receivables:
   Fund shares sold                                                                 316                 1
   Interest                                                                       1,448            64,272
---------------------------------------------------------------------------------------------------------
Total Assets                                                                  6,730,343        15,194,771
---------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
   Dividends                                                                      2,735             9,853
   Investment securities purchased                                               99,372            81,920
   Fund shares redeemed                                                              --             1,554
  Accrued liabilities:
   Investment advisory fees                                                         492             1,108
   Administration fees                                                              367               974
   Shareholder servicing fees                                                       677             1,107
   Distribution fees                                                                127                17
   Custodian fees                                                                    60               195
   Trustees' fees -- deferred compensation plan                                     146               116
   Other                                                                            560               231
---------------------------------------------------------------------------------------------------------
Total Liabilities                                                               104,536            97,075
---------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                             6,625,773        15,098,744
  Accumulated undistributed (overdistributed)
   net investment income                                                            (66)           (3,700)
  Accumulated net realized gain (loss) on investments                               100             2,652
---------------------------------------------------------------------------------------------------------
Total Net Assets                                                        $     6,625,807    $   15,097,696
---------------------------------------------------------------------------------------------------------
  Morgan                                                                $     1,931,082    $      714,572
  Premier                                                               $       792,795    $    4,469,305
  Agency                                                                $       851,398    $      777,154
  Institutional                                                         $     1,270,934    $    9,136,650
  Reserve                                                               $            15    $           15
  Capital                                                               $     1,779,583    $           --
---------------------------------------------------------------------------------------------------------
Total                                                                   $     6,625,807    $   15,097,696
---------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized)
  Morgan                                                                      1,931,262           715,307
  Premier                                                                       792,790         4,469,613
  Agency                                                                        851,266           777,441
  Institutional                                                               1,270,929         9,136,179
  Reserve                                                                            15                15
  Capital                                                                     1,779,724                --
Net Asset Value, offering and redemption price
  per share (all classes)                                               $          1.00    $         1.00
---------------------------------------------------------------------------------------------------------
Cost of investments                                                     $     6,728,569    $   15,129,823
=========================================================================================================

                       See notes to financial statements.

                                                                      CALIFORNIA        NEW YORK
                                                                      MUNICIPAL         MUNICIPAL
                                                                     MONEY MARKET      MONEY MARKET
                                                                         FUND              FUND
----------------------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                                   $      193,364    $    1,688,610
  Cash                                                                          16                --
  Receivables:
   Fund shares sold                                                             --               125
   Interest                                                                    760             8,495
----------------------------------------------------------------------------------------------------
Total Assets                                                               194,140         1,697,230
----------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
   Due to custodian                                                             --                 7
   Dividends                                                                   165               588
   Investment securities purchased                                             715            31,068
   Fund shares redeemed                                                          3                 1
  Accrued liabilities:
   Investment advisory fees                                                     14               121
   Administration fees                                                          10               112
   Shareholder servicing fees                                                   49               445
   Distribution fees                                                            --^               58
   Custodian fees                                                                6                28
   Trustees' fees -- deferred compensation plan                                  4                61
   Other                                                                        89               295
----------------------------------------------------------------------------------------------------
Total Liabilities                                                            1,055            32,784
----------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                          193,124         1,663,757
  Accumulated undistributed (overdistributed)
   net investment income                                                       (49)              158
  Accumulated net realized gain (loss) on investments                           10               531
----------------------------------------------------------------------------------------------------
Total Net Assets                                                    $      193,085    $    1,664,446
----------------------------------------------------------------------------------------------------
  Morgan                                                            $      193,085    $    1,507,859
  Reserve                                                           $           --    $      156,587
----------------------------------------------------------------------------------------------------
Total                                                               $      193,085    $    1,664,446
----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized)
  Morgan                                                                   193,139         1,507,312
  Reserve                                                                       --           156,548
Net Asset Value, offering and redemption price
  per share (all classes)                                           $         1.00    $         1.00
----------------------------------------------------------------------------------------------------
Cost of investments                                                 $      193,364    $    1,688,610
====================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

Statement of Operations

For the six months ended February 28, 2005 (unaudited)
(Amounts in thousands)

                                                                        PRIME           FEDERAL
                                                                     MONEY MARKET     MONEY MARKET
                                                                         FUND             FUND
---------------------------------------------------------------------------------------------------
INTEREST INCOME:                                                    $      527,979   $       33,840
---------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                  24,731            1,645
  Administration fees                                                       24,837            1,652
  Shareholder servicing fees                                                35,267            3,060
  Distribution fees                                                            550              114
  Custodian and accounting fees                                              1,766               93
  Interest expense                                                              44               --
  Printing and postage                                                         174                7
  Professional fees                                                            413               57
  Registration fees                                                            841              268
  Transfer agent fees                                                        1,290              203
  Trustees' fees                                                               353               23
  Other                                                                        861               86
---------------------------------------------------------------------------------------------------
Total expenses                                                              91,127            7,208
---------------------------------------------------------------------------------------------------
  Less amounts waived                                                       20,574            1,408
  Less earnings credits                                                         --^              --^
---------------------------------------------------------------------------------------------------
   Net expenses                                                             70,553            5,800
---------------------------------------------------------------------------------------------------
Net investment income                                                      457,426           28,040
---------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                           (8)               3
---------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations             $      457,418   $       28,043
===================================================================================================

^    Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                      100% U.S.
                                                                 TREASURY SECURITIES     TAX FREE
                                                                     MONEY MARKET       MONEY MARKET
                                                                        FUND               FUND
-----------------------------------------------------------------------------------------------------
INTEREST INCOME:                                                 $            45,691   $      126,896
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                     2,450            7,510
  Administration fees                                                          2,461            7,534
  Shareholder servicing fees                                                   5,228           11,586
  Distribution fees                                                              969              294
  Custodian and accounting fees                                                  118              400
  Interest expense                                                                13                3
  Printing and postage                                                            14               30
  Professional fees                                                               53              140
  Registration fees                                                               --              193
  Transfer agent fees                                                            340              159
  Trustees' fees                                                                  35              108
  Other                                                                          107              224
-----------------------------------------------------------------------------------------------------
Total expenses                                                                11,788           28,181
-----------------------------------------------------------------------------------------------------
  Less amounts waived                                                          2,308            6,220
  Less expense reimbursements                                                     12               --
  Less earnings credits                                                           --^              21
-----------------------------------------------------------------------------------------------------
   Net expenses                                                                9,468           21,940
-----------------------------------------------------------------------------------------------------
Net investment income                                                         36,223          104,956
-----------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                             94              375
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations          $            36,317   $      105,331
=====================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                      CALIFORNIA        NEW YORK
                                                                       MUNICIPAL        MUNICIPAL
                                                                     MONEY MARKET     MONEY MARKET
                                                                         FUND             FUND
---------------------------------------------------------------------------------------------------
INTEREST INCOME:                                                    $        1,550   $       13,583
---------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                      92              811
  Administration fees                                                           92              814
  Shareholder servicing fees                                                   324            2,860
  Distribution fees                                                             92              967
  Custodian and accounting fees                                                  6               45
  Interest expense                                                              --^              --^
  Printing and postage                                                           1               13
  Professional fees                                                             27               36
  Registration fees                                                             37               --
  Transfer agent fees                                                           22              190
  Trustees' fees                                                                 1               12
  Other                                                                          5               29
---------------------------------------------------------------------------------------------------
Total expenses                                                                 699            5,777
---------------------------------------------------------------------------------------------------
  Less amounts waived                                                          190              801
  Less earnings credits                                                         --^               4
---------------------------------------------------------------------------------------------------
   Net expenses                                                                509            4,972
---------------------------------------------------------------------------------------------------
Net investment income                                                        1,041            8,611
---------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions                            5              135
---------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations             $        1,046   $        8,746
===================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

Statement of Changes in Net Assets For the periods indicated (unaudited) (Amounts in thousands)

                                                                     PRIME                        FEDERAL
                                                               MONEY MARKET FUND             MONEY MARKET FUND
                                                          ---------------------------------------------------------
                                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                              ENDED          ENDED          ENDED          ENDED
                                                             2/28/05       8/31/04         2/28/05        8/31/04
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                    $    457,426   $    430,298   $     28,040   $     26,471
 Net realized gain (loss) on investments                            (8)            (2)             3            (13)
-------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                      457,418        430,296         28,043         26,458
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                        (457,426)      (428,985)       (28,042)       (26,314)
-------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                        (457,426)      (428,985)       (28,042)       (26,314)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS         21,223,972       (428,700)     1,169,669       (613,702)
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                  21,223,964       (427,389)     1,169,670       (613,558)
NET ASSETS:
 Beginning of period                                        49,020,840     49,448,229      2,956,999      3,570,557
-------------------------------------------------------------------------------------------------------------------
 End of period                                            $ 70,244,804   $ 49,020,840   $  4,126,669   $  2,956,999
-------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (overdistributed)
   net investment income                                  $         --   $         --   $        (26)  $        (24)
-------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                              100% U.S. TREASURY
                                                                  SECURITIES                     TAX FREE
                                                               MONEY MARKET FUND             MONEY MARKET FUND
                                                          ---------------------------------------------------------
                                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                              ENDED          ENDED         ENDED           ENDED
                                                             2/28/05        8/31/04       2/28/05         8/31/04
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                    $     36,223   $     31,340   $    104,956   $     95,866
 Net realized gain (loss) on investments                            94            360            375          2,276
-------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                       36,317         31,700        105,331         98,142
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                         (36,289)       (31,304)      (104,952)       (95,834)
 Net realized gain on investment transactions                       --           (536)            --             --
-------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                         (36,289)       (31,840)      (104,952)       (95,834)
-------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS         1,431,492        226,764        634,290      3,319,798
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                   1,431,520        226,624        634,669      3,322,106
NET ASSETS:
 Beginning of period                                         5,194,287      4,967,663     14,463,027     11,140,921
-------------------------------------------------------------------------------------------------------------------
 End of period                                            $  6,625,807   $  5,194,287   $ 15,097,696   $ 14,463,027
-------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (overdistributed) net
   investment income                                      $        (66)  $         --   $     (3,700)  $     (3,704)
-------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                              CALIFORNIA MUNICIPAL           NEW YORK MUNICIPAL
                                                                MONEY MARKET FUND             MONEY MARKET FUND
                                                          ---------------------------------------------------------
                                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                              ENDED          ENDED          ENDED         ENDED
                                                             2/28/05        8/31/04        2/28/05       8/31/04
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                    $      1,041   $        802   $      8,611   $      8,188
 Net realized gain (loss) on investments                             5              5            135            396
-------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                        1,046            807          8,746          8,584
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                          (1,041)          (802)        (8,611)        (8,188)
-------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                          (1,041)          (802)        (8,611)        (8,188)
-------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS            38,754          5,174        (30,346)      (143,137)
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                      38,759          5,179        (30,211)      (142,741)
NET ASSETS:
 Beginning of period                                           154,326        149,147      1,694,657      1,837,398
-------------------------------------------------------------------------------------------------------------------
 End of period                                            $    193,085   $    154,326   $  1,664,446   $  1,694,657
-------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (overdistributed)
   net investment income                                  $        (49)  $        (49)  $        158   $        158
-------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS
Notes to Financial Statements (unaudited)

1. ORGANIZATION
JPMorgan Trust I, ("JPM I" or the "Trust") was organized on November 12, 2004 as a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are six separate portfolios of the Trust (collectively, the "Funds").

FUND                                         CLASSES OFFERED
--------------------------------------------------------------------------------------------------
JPMorgan Prime Money                         Morgan, Premier, Agency, Class B, Class C,
Market Fund ("PRM")                          Institutional, Reserve, Cash Management, Capital

JPMorgan Federal Money                       Morgan, Premier, Agency, Institutional, Reserve
Market Fund ("FED")

JPMorgan 100% U.S. Treasury Securities       Morgan, Premier, Agency, Institutional,
Money Market Fund ("USTS")                   Capital, Reserve

JPMorgan Tax Free Money                      Morgan, Premier, Agency, Institutional, Reserve
Market Fund ("TF")

JPMorgan California Municipal Money          Morgan
Market Fund ("CM")

JPMorgan New York Municipal Money            Morgan, Reserve
Market Fund ("NYM")

Effective February 19, 2005, two separate series of the Trust were renamed with the approval of the Board of Trustees as shown below:

NEW NAME                                     OLD NAME
--------------------------------------------------------------------------------------------------
JPMorgan California Municipal Money
Market Fund ("CM")                           JPMorgan California Tax Free Money Market ("CTF")

JPMorgan New York Municipal Money
Market Fund ("NYM")                          JPMorgan New York Tax Free Money Market Fund ("NYTF")

Prior to February 19, 2005, the Funds were separate series of J.P. Morgan Mutual Fund Trust ("MFT"). On August 19, 2004, the Board of Trustees of MFT approved an Agreement and Plan of Reorganization regarding the reorganization of each series of MFT into a corresponding series of J.P. Morgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of the Funds held on January 20, 2005, and adjourned and reconvened on February 3, 2005, shareholders of each of the Funds approved the Agreement and Plan of Reorganization with respect to each respective Fund.

Effective as of 5:00 p.m. on February 18, 2005 pursuant to the Agreement and Plan of Reorganization, the Funds were each reorganized, by means of a tax-free reorganization, each as a separate series of JPMMFS.

Additionally, at a special meeting of shareholders on January 20, 2005, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, a Delaware statutory trust, including those series of JPMMFS such as the Funds which became a series of JPMMFS as of February 18, 2005. Therefore, effective as of 5:00 p.m. on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

Class B and C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Morgan shares after 8 years. No sales charges are assessed with respect to Agency Class, Institutional Class, Premier Class, Reserve Class, Cash Management Class, and Capital Class.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

2. REORGANIZATIONS
On February 4, 2005, Prime Money Market Fund's Premier Class assumed all of the net assets of Prime Money Market Fund's Select Class, and the Select Class was closed.

In meetings held in August 2004, the Board of Trustees of MFT and the Board of Trustees of the One Group Mutual Funds each approved management's proposal to merge One Group Institutional Prime Money Market Fund and One Group Treasury Only Money Market Fund (the "Target Funds") into JPMorgan Prime Money Market Fund and JPMorgan 100% U.S. Treasury Securities Fund (the "Acquiring Funds"), respectively.

The mergers were effective after the close of business on February 18, 2005. The Acquiring Funds acquired all the the assets and liabilities of the corresponding Target Funds as shown in the table below. Each merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1896. Pursuant to each Agreement and Plan of Reorganization, shareholders of the Target Funds received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the respective Target Funds as of the close of business on the date of reorganization.

The reorganization of Institutional Prime Money Market Fund into Prime Money Market Fund and Treasury Only Money Market Fund into 100% U.S.Treasury Securities Money Market Fund resulted in the creation of a new share class. The

Prime Money Market Fund's Capital Class assumed all of the Class I shares of Institutional Prime Money Market Fund, and the 100% U.S.Treasury Securities Money Market Fund's Capital Class assumed all of the Class I shares of Treasury Only Money Market Fund.

The following is a summary of Shares Outstanding, Net Assets, and Net Asset Values Per Share immediately before and after the reorganization (Amounts in thousands, except per share amounts):

                                                              REORGANIZATION
------------------------------------------------------------------------------------------
                                                                                NET ASSET
                                                   SHARES                        VALUE
                                                OUTSTANDING     NET ASSETS      PER SHARE
------------------------------------------------------------------------------------------
TARGET FUND
One Group Institutional Prime
  Money Market Fund
  Class I                                         14,825,420   $ 14,825,395   $       1.00
  Class S                                          1,171,410   $  1,171,415   $       1.00
  Administrative Class                               370,943   $    370,939   $       1.00
ACQUIRING FUND
JPMorgan Prime Money Market Fund
  Morgan Class                                     3,708,638   $  3,708,717   $       1.00
  Premier Class                                    7,304,303   $  7,304,385   $       1.00
  Agency Class                                    12,837,707   $ 12,837,817   $       1.00
  Class B                                              5,410   $      5,401   $       1.00
  Class C                                                427   $        427   $       1.00
  Institutional Class                             28,097,411   $ 28,096,510   $       1.00
  Reserve Class                                      266,645   $    266,637   $       1.00
  Cash Management Class                               60,285   $     60,281   $       1.00
POST REORGANIZATION
JPMorgan Prime Money Market Fund
  Morgan Class                                     3,708,638   $  3,708,717   $       1.00
  Premier Class                                    8,475,713   $  8,475,800   $       1.00
  Agency Class                                    13,208,650   $ 13,208,756   $       1.00
  Class B                                              5,410   $      5,401   $       1.00
  Class C                                                427   $        427   $       1.00
  Institutional Class                             28,097,411   $ 28,096,510   $       1.00
  Reserve Class                                      266,645   $    266,637   $       1.00
  Cash Management Class                               60,285   $     60,281   $       1.00
  Capital Class                                   14,825,420   $ 14,825,395   $       1.00
TARGET FUND
One Group Treasury Only Money Market Fund
  Class I                                          2,002,826   $  2,002,704   $       1.00
  Class S                                            366,115   $    366,113   $       1.00
  Administrative Class                               134,233   $    134,217   $       1.00
ACQUIRING FUND
JPMorgan 100% U.S. Treasury Securities
  Money Market Fund
  Morgan Class                                     1,954,564   $  1,954,402   $       1.00
  Premier Class                                      430,084   $    430,099   $       1.00
  Agency Class                                       738,445   $    738,603   $       1.00
  Institutional Class                              1,291,477   $  1,291,493   $       1.00

                                                              REORGANIZATION
------------------------------------------------------------------------------------------
                                                                                NET ASSET
                                                   SHARES                        VALUE
                                                OUTSTANDING     NET ASSETS      PER SHARE
------------------------------------------------------------------------------------------
POST REORGANIZATION
JPMorgan 100% U.S. Treasury Securities
  Money Market Fund
  Morgan Class                                     1,954,564   $  1,954,402   $       1.00
  Premier Class                                      796,199   $    796,212   $       1.00
  Agency Class                                       872,678   $    872,820   $       1.00
  Institutional Class                              1,291,477   $  1,291,493   $       1.00
  Capital Class                                    2,002,826   $  2,002,704   $       1.00

3. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- PRM may engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade. FED, USTS, TF, CM, and NYM may engage in repurchase agreements that are fully collateralized, primarily by U.S. Treasury and/or Government Agency securities depending on the Fund's investment policies. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed).

Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to insurance, pricing and reporting services.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.08% of the average daily net assets for each respective Fund. Prior to February 19, 2005, the fee was accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

The Advisor waived fees and/or reimbursed expenses as outlined in Note 4.F.

B. DISTRIBUTION FEES -- Effective February 19, 2005, pursuant to a Distribution Agreement, with JPMorgan Distribution Services, Inc. ("JPMDS" or "Distributor"), a wholly-owned subsidiary of JPMorgan Chase & Co., JPMDS serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMDS receives no compensation in its capacity as the Funds' underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Morgan, Premier, Class B, Class C, Reserve and Cash Management Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                            CASH
FUND         MORGAN  PREMIER  CLASS B  CLASS C  RESERVE  MANAGEMENT
-------------------------------------------------------------------
PRM            n/a     n/a     0.75     0.75     0.25       0.50
FED           0.10     n/a      n/a      n/a     0.25        n/a
USTS          0.10     n/a      n/a      n/a     0.25        n/a
TF            0.10     n/a      n/a      n/a     0.25        n/a
CM            0.10     n/a      n/a      n/a      n/a        n/a
NYM           0.10     n/a      n/a      n/a     0.25^       n/a

^    The annual rate prior to February 19, 2005 was 0.30%.

In addition, JPMDS is entitled to receive the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

For the period 2/19/05 to 2/28/05, JPMDS received the following amounts as Distributor (amounts in thousands):

                                      12b-1     CDSC
                  ----------------------------------
                  PRM                 $  21     $  1
                  FED                     2       --
                  USTS                   33       --
                  TF                      8       --
                  CM                     --*      --
                  NYM                    19       --

*    Amount rounds to less than one thousand.

JPMFD and JPMDS waived Distribution Fees as outlined in Note 4.F.

C. SHAREHOLDER SERVICING FEES -- Effective February 19, 2005 the Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMDS, under which JPMDS provides account administration and personal account maintenance services to the shareholders. For performing these services JPMDS receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                                CASH
FUND  MORGAN  PREMIER   AGENCY    CLASS B  CLASS C  INSTITUTIONAL  RESERVE   MANAGEMENT  CAPITAL
------------------------------------------------------------------------------------------------
PRM    0.35    0.30^     0.15^^     0.25   0.25         0.10        0.30^      0.30^      0.05
FED    0.35    0.30^     0.15^^      n/a    n/a         0.10        0.30        n/a        n/a
USTS   0.35    0.30^     0.15^^      n/a    n/a         0.10        0.30        n/a       0.05
TF     0.35    0.30^     0.15^^      n/a    n/a         0.10        0.30        n/a        n/a
CM     0.35     n/a       n/a        n/a    n/a          n/a         n/a        n/a        n/a
NYM    0.35     n/a       n/a        n/a    n/a          n/a        0.30^^^     n/a        n/a

^    The fee prior to February 19, 2005 was 0.25%.
^^   The fee prior to February 19, 2005 was 0.10%.
^^^  The fee prior to February 19, 2005 was 0.35%.

The Funds may be sold to or through financial intermediaries who are customers of JPMorgan Chase Bank ("JPMCB"), including financial institutions and broker-dealers, that may be paid fees by JPMCB or its affiliates for services provided to their clients that invest in the Funds. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as investment alternatives may also be paid a fee.

Prior to February 19, 2005, JPMCB served as the Funds' Shareholder Servicing Agent.

JPMCB and JPMDS waived Shareholder Servicing Fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts is presented as interest expense in the statement of operations.

E. ADMINISTRATION FEE -- Effective February 19, 2005, pursuant to the Administration Agreement, JPMorgan Funds Management, Inc. ("JPMFM" or "Administrator"), an indirect wholly-owned subsidiary of JPMorgan Chase & Co., provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion of all such funds.

Prior to February 19, 2005, JPMCB served as the Funds' Administrator subject to the same fee arrangements.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator and will continue to do so until mid-2005. For its services as sub-administrator, BISYS received a portion of the fees payable to JPMCB or JPMFM as Administrator.

Beginning in mid-2005, J.P. Morgan Investor Services, Co ("JPMIS") will serve as the Funds' sub-administrator. For its services as sub-administrator, JPMIS will receive a portion of the fees paid to the Administrator.

JPMCB and JPMFM waived Administration Fees and reimbursed expenses as outlined in Note 4.F.

F. WAIVERS AND REIMBURSEMENTS -- The Administrator, Advisor and Distributor have contractually agreed to waive fees and reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

                                                                                 CASH
FUND  MORGAN  PREMIER   AGENCY   CLASS B   CLASS C   INSTITUTIONAL  RESERVE   MANAGEMENT  CAPITAL
-------------------------------------------------------------------------------------------------
PRM    0.52+   0.45      0.26      0.97*     0.97*        0.20        0.70       0.96*      0.16
FED    0.59**  0.45      0.26       n/a       n/a         0.20        0.70        n/a        n/a
USTS   0.59    0.39^     0.24^      n/a       n/a         0.20        0.68        n/a       0.14
TF     0.59    0.45      0.26       n/a       n/a         0.20        0.70        n/a        n/a
CM     0.55     n/a       n/a       n/a       n/a          n/a         n/a        n/a        n/a
NYM    0.59     n/a       n/a       n/a       n/a          n/a        0.70^^      n/a        n/a

+ The contractual expense limitation percentage prior to February 19, 2005, was 0.59%.
* The contractual expense limitation percentages prior to February 19, 2005, were 1.24% for classes B and C, and 0.97% for Cash Management.
** The contractual expense limitation percentage prior to February 19, 2005, was 0.70%.
^ The contractual expense limitation percentages prior to February 19, 2005 were 0.46% and 0.25% for Premier Class and Agency Class, respectively.
^^ The contractual expense limitation percentage prior to February 19, 2005, was 0.79%.

The contractual expense limitation agreements described above were in effect for the six months ended February 28, 2005 for the Funds. The expense limitation percentages in the table above are due to expire on December 31, 2006 except for USTS which is due to expire on February 19, 2006.

For the six months ended February 28, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows

(amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                  VOLUNTARY WAIVERS
                        -------------------------------------
                                         SHAREHOLDER
               FUND     ADMINISTRATION    SERVICING   TOTAL
               ----------------------------------------------
               PRM      $        1,072   $     1,265  $ 2,337
               USTS                  5                      5
               ----------------------------------------------
               Total    $        1,077   $     1,265  $ 2,342
               ----------------------------------------------

                               CONTRACTUAL WAIVERS
        -----------------------------------------------------------------
        INVESTMENT                   SHAREHOLDER                              CONTRACTUAL
FUND     ADVISOR    ADMINISTRATION    SERVICING   DISTRIBUTION    TOTAL      REIMBURSEMENTS
-------------------------------------------------------------------------------------------
PRM     $       --  $        3,616   $    14,621  $         --  $  18,237    $           --
FED             --             573           758            77      1,408                --
USTS            --             397         1,098           808      2,303                12
TF              --           1,106         4,891           223      6,220                --
CM              --              48            50            92        190                --
NYM             --              53            --           748        801
-------------------------------------------------------------------------------------------
Total   $       --  $        5,793   $    21,418  $      1,948  $  29,159    $           12
-------------------------------------------------------------------------------------------

G. OTHER -- Certain officers of the Trust are officers of JPMorgan Chase & Co. and BISYS or their subsidiaries. Such officers received no compensation from the Funds for serving in their respective roles.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affliated with the Advisor.

The SEC has granted an exemptive orders permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments and tax exempt money market securities subject to certain conditions.

5. CLASS SPECIFIC EXPENSES
The Funds' class specific expenses for the six months ended Feburary 28, 2005 are as follows (amounts in thousands):

                                 SHAREHOLDER
                                  SERVICING     DISTRIBUTION   TRANSFER AGENT*
------------------------------------------------------------------------------
PRM
Morgan                           $      6,811   $         --   $           998
Premier                                 7,907             --                67
Agency                                  6,214             --                47
Class B                                     8             25                 2
Class C                                     1              2                --^
Select+                                   666             --                41
Institutional                          13,069             --                71
Reserve                                   331            329                16
Cash Management                            98            194                 8
Capital                                   162             --                --
------------------------------------------------------------------------------
                                 $     35,267   $        550   $         1,250
------------------------------------------------------------------------------
FED
Morgan                           $        400   $        114   $           133
Premier                                 1,837             --                34
Agency                                    156             --                12
Institutional                             667             --                19
Reserve                                    --^            --^               --
------------------------------------------------------------------------------
                                 $      3,060   $        114   $           198
------------------------------------------------------------------------------
USTS
Morgan                           $      3,393   $        969   $           260
Premier                                   557             --                31
Agency                                    378             --                31
Institutional                             882             --                13
Capital                                    18             --                --
Reserve                                    --^            --^               --
------------------------------------------------------------------------------
                                 $      5,228   $        969   $           335
------------------------------------------------------------------------------
TF
Morgan                           $      1,027   $        294   $            52
Premier                                 5,431             --                41
Agency                                    451             --                17
Insitutional                            4,677             --                45
Reserve                                    --^            --^               --
------------------------------------------------------------------------------
                                 $     11,586   $        294   $           155
------------------------------------------------------------------------------

+ Effective February 4, 2005, the Select Class was exchanged into the Premier Class.
^    Amount rounds to less than one thousand.
* Effective February 19, 2005, the Funds no longer bear class specific charges relating to Transfer Agent fees. The amounts in the table above relate to the fees charged to each specific class prior to February 19, 2005.

                              SHAREHOLDER
                               SERVICING     DISTRIBUTION     TRANSFER AGENT*
-----------------------------------------------------------------------------
CTF
-----------------------------------------------------------------------------
Morgan                        $       324    $         92     $           22
-----------------------------------------------------------------------------
NYTF
Morgan                        $     2,598    $        742     $          177
Reserve                               262             225                  9
-----------------------------------------------------------------------------
                              $     2,860    $        967     $          186
-----------------------------------------------------------------------------

* Effective February 19, 2005, the Funds no longer bear class specific charges relating to Transfer Agent fees. The amounts in the table above relate to the fees charged to each specific class prior to February 19, 2005.

6. CLASS SPECIFIC DISTRIBUTIONS
The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended August 31, 2004 and for the six months ended February 28, 2005, respectively, are as follows (amounts in thousands):

                         SIX MONTHS ENDED 2/28/05        YEAR ENDED 8/31/04
                       ---------------------------   ---------------------------
                            NET                          NET
                        INVESTMENT      REALIZED      INVESTMENT      REALIZED
                          INCOME          GAIN          INCOME          GAIN
--------------------------------------------------------------------------------
PRM
Morgan                 $     29,364    $        --   $     24,826    $        --
Premier                      51,993             --         42,429             --
Agency                      113,266             --        108,701             --
Class B                          28             --             10             --
Class C                           2             --             --^            --
Institutional               248,410             --        246,122             --
Reserve                       1,841             --          1,380             --
Select+                       4,221             --          5,302             --
Cash Management                 431             --            215             --
Capital                       7,870             --
--------------------------------------------------------------------------------
                       $    457,426    $        --   $    428,985    $        --
--------------------------------------------------------------------------------
FED
Morgan                 $      1,468    $        --   $      1,183    $        --
Premier                      11,768             --          8,278             --
Agency                        2,665             --          3,007             --
Institutional                12,141             --         13,846             --
Reserve                          --^            --             --             --
--------------------------------------------------------------------------------
                       $     28,042    $        --   $     26,314    $        --
--------------------------------------------------------------------------------

+ Effective February 4, 2005, the Select Class was exchanged into the Premier Class.
^    Amount rounds to less than one thousand.

                        SIX MONTHS ENDED 2/28/05         YEAR ENDED 8/31/04
                       ---------------------------   ---------------------------
                            NET                           NET
                        INVESTMENT      REALIZED      INVESTMENT      REALIZED
                          INCOME          GAIN          INCOME          GAIN
--------------------------------------------------------------------------------
USTS
Morgan                 $     12,006    $        --   $      9,828   $        240
Premier                       3,038             --          3,307             62
Agency                        5,846             --          6,476             92
Institutional                14,643             --         11,693            142
Capital                         756             --             --             --
Reserve                          --^            --             --             --
--------------------------------------------------------------------------------
                       $     36,289    $        --   $     31,304   $        536
--------------------------------------------------------------------------------
TF
Morgan                 $      3,204    $        --   $      2,913   $         --
Premier                      26,461             --         22,205             --
Agency                        6,190             --          6,935             --
Institutional                69,097             --         63,781             --
Reserve                          --^            --             --             --
--------------------------------------------------------------------------------
                       $    104,952    $        --   $     95,834   $         --
--------------------------------------------------------------------------------
CTF
--------------------------------------------------------------------------------
Morgan                 $      1,041    $        --   $        802   $         --
--------------------------------------------------------------------------------
NYTF
Morgan                        7,948             --          7,711             --
Reserve                         663             --            477             --
--------------------------------------------------------------------------------
                       $      8,611    $        --   $      8,188   $         --
--------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

7. BORROWINGS
Effective February 19, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

As of February 28, 2005, the JPMorgan Diversified Mid Cap Value Fund had oustanding borrowings of $41,362 (amount in thousands) from PRM. During the six months ended February 28, 2005, PRM earned $3 (amount in thousand) as interest from interfund lending.

As of February 28, 2005, no funds has outstanding borrowings from the unsecured uncommitted credit facility.

8. CONCENTRATIONS AND INDEMNIFICATIONS
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of February 28, 2005, PRM invested 28.7% of total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, CM, and NYM invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with CM primarily investing in issuers in the State of California, and NYM primarily investing in issuers in the State of New York. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. LEGAL PROCEEDINGS
NONE OF THE ACTIONS DESCRIBED BELOW ALLEGE THAT ANY UNLAWFUL ACTIVITY TOOK PLACE WITH RESPECT TO ANY FUNDS WHOSE FINANCIAL STATEMENTS ARE INCLUDED IN THIS REPORT.

On July 1, 2004, Bank One Corporation, the former corporate parent of One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation ("BOIA"), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, One Group Dealer Services, One Group Administrative Services and BOIA (renamed JPMorgan Investment Advisor, Inc. effective February 19, 2005) became affiliates of both JPMIM and JPMCB. JPMDS (formerly One Group Dealer Services, Inc.) and JPMFM (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing June 30, 2004. In addition, BOIA has agreed to and has commenced implementation undertakings relating to, among other things, governance and compliance initiatives.

In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, the then incumbent trustees of One Group Mutual Funds and various affiliates of BOIA, including JPMDS. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above. These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the then incumbent trustees of One Group Mutual Funds, removal of the One Group Mutual Funds' investment advisers (e.g., BOIA) and distributor (i.e., JPMDS), rescission of the distribution and service plans adopted under Rule 12b-1 of the Investment Company Act of 1940, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

Any Fund identified in this report as having acquired the assets of a former One Group Mutual Fund or that was acquired by a former One Group Mutual Fund will be reimbursed for all costs associated with these matters to ensure that the Fund or its successor incurs no expenses as it relates to the matters described above. A portion of these reimbursements may be from related parties.

10.  CAPITAL SHARE TRANSACTIONS
Capital share transactions were as follows for the periods presented (amounts in thousands):

PRIME MONEY MARKET FUND

                                                                               MORGAN                         PREMIER
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $ 12,936,879      12,936,857    $ 24,100,084      19,269,722
Shares issued in connection with Fund Reorganization (Note 2)                 --              --       1,171,415       1,171,410
Shares issued in reinvestment of distributions                            21,068          21,067          21,617           9,896
Shares redeemed                                                      (13,184,923)    (13,184,901)    (22,727,652)    (17,885,635)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $   (226,976)       (226,977)   $  2,565,464       2,565,393
================================================================================================================================

                                                                                     YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $ 28,531,137      28,531,134    $ 36,616,558      36,616,555
Shares issued in reinvestment of distributions                            18,542          18,542           7,332           7,332
Shares redeemed                                                      (29,257,061)    (29,257,061)    (36,148,850)    (36,148,850)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $   (707,382)       (707,385)   $    475,040         475,037
================================================================================================================================

                                                                               AGENCY                         CLASS B
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $ 43,108,380      43,108,380           1,456           1,456
Shares issued in connection with Fund Reorganization (Note 2)            370,939         370,943              --              --
Shares issued in reinvestment of distributions                            84,040          84,041              23              23
Shares redeemed                                                      (40,445,784)    (40,445,784)         (3,959)         (3,959)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $  3,117,575       3,117,580    $     (2,480)         (2,480)
================================================================================================================================

                                                                                     YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $ 70,493,500      70,493,494           9,570           9,570
Shares issued in reinvestment of distributions                            75,149          75,149               9               9
Shares redeemed                                                      (71,547,879)    (71,547,879)        (11,427)        (11,427)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $   (979,230)       (979,236)   $     (1,848)         (1,848)
================================================================================================================================

                                                                               CLASS C                     INSTITUTIONAL
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $        468             468   $ 231,159,004     231,159,004
Shares issued in reinvestment of distributions                                 3               3         112,203         112,202
Shares redeemed                                                             (704)           (704)   (232,178,053)   (232,178,053)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $       (233)           (233)  $    (906,846)       (906,847)
================================================================================================================================

                                                                                     YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $      1,951           1,951   $ 274,336,135     274,336,125
Shares issued in reinvestment of distributions                                --^             --^        106,287         106,287
Shares redeemed                                                           (1,853)         (1,853)   (273,004,211)   (273,004,210)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $         98              98   $   1,438,211       1,438,202
================================================================================================================================

                                                                              RESERVE                          SELECT+
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  9,210,920       9,210,920   $  (4,044,490)        785,873
Shares issued in reinvestment of distributions                               982             982          (7,864)          3,858
Shares redeemed                                                       (9,197,838)     (9,197,838)      3,384,915      (1,457,102)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $     14,064          14,064   $    (667,439)       (667,371)
================================================================================================================================

                                                                                     YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $ 16,684,083      16,684,083   $   2,353,476       2,353,476
Shares issued in reinvestment of distributions                               742             741           5,145           5,145
Shares redeemed                                                      (16,770,737)    (16,770,738)     (2,466,820)     (2,466,820)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $    (85,912)        (85,914)  $    (108,199)       (108,199)
================================================================================================================================

+ Effective February 19, 2005, the Select Class was exchanged into the Premier
  Class.
^ Amount rounds to less than one thousand.

                                                                           CASH MANAGEMENT                    CAPITAL *
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT         SHARES           AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $    379,783         379,783    $  7,148,919       7,148,919
Shares issued in connection with Fund Reorganization (Note 2)                 --              --      14,825,395      14,825,421
Shares issued in reinvestment of distributions                               344             344           2,635           2,635
Shares redeemed                                                         (377,241)       (377,241)     (4,648,993)     (4,648,993)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $      2,886           2,886    $ 17,327,956      17,327,982
================================================================================================================================

                                                                                   YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $    757,843         757,843    $         --    $         --
Shares issued in reinvestment of distributions                               158             159              --              --
Shares redeemed                                                       (1,217,479)     (1,217,479)             --              --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $   (459,478)       (459,477)   $         --    $         --
================================================================================================================================

*    From commencement of offering of shares on February 19, 2005.

FEDERAL MONEY MARKET FUND

                                                                               MORGAN                         PREMIER
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  3,903,769       3,903,769    $  4,755,202       4,755,202
Shares issued in reinvestment of distributions                               952             953           4,037           4,037
Shares redeemed                                                       (3,924,502)     (3,924,502)     (3,895,195)     (3,895,195)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $    (19,781)        (19,780)   $    864,044         864,044
================================================================================================================================

                                                                                   YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  8,145,328       8,145,329    $  6,145,699    $  6,145,699
Shares issued in reinvestment of distributions                               772             772           1,151           1,151
Shares redeemed                                                       (8,218,459)     (8,218,459)     (6,303,804)     (6,303,805)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $    (72,359)        (72,358)   $   (156,954)       (156,955)
================================================================================================================================

                                                                               AGENCY                      INSTITUTIONAL
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  1,047,362       1,047,362    $  2,967,161       2,967,161
Shares issued in reinvestment of distributions                               900             898           5,447           5,448
Shares redeemed                                                       (1,125,060)     (1,125,060)     (2,570,419)     (2,570,419)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $    (76,798)        (76,800)   $    402,189         402,190
================================================================================================================================

                                                                                   YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  1,760,008    $  1,760,008    $  6,212,013    $  6,212,013
Shares issued in reinvestment of distributions                               680             680           6,531           6,531
Shares redeemed                                                       (1,704,720)     (1,704,720)     (6,658,901)     (6,658,902)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $     55,968    $     55,968    $   (440,357)   $   (440,358)
================================================================================================================================

                                                                                  RESERVE*
                                                                     ----------------------------------
                                                                        AMOUNT               SHARES
-------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED FEBRUARY 28, 2005
-------------------------------------------------------------------------------------------------------
Shares sold                                                           $       15               15
Shares issued in reinvestment of distributions                                --^              --^
Shares redeemed                                                               --               --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                    $       15               15
=======================================================================================================

                                                                        YEAR ENDED AUGUST 31, 2004
-------------------------------------------------------------------------------------------------------
Shares sold                                                           $       --               --
Shares issued in reinvestment of distributions                                --               --
Shares redeemed                                                               --               --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                    $       --               --
=======================================================================================================

* From commencement of offering of shares on February 19, 2005.
^ Amount rounds to less than one thousand.

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                                               MORGAN                         PREMIER
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  3,709,441       3,709,441    $  1,195,330       1,195,333
Shares issued in connection with Fund Reorganization (Note 2)                 --              --         366,113         366,115
Shares issued in reinvestment of distributions                             8,096           8,096             896             895
Shares redeemed                                                       (3,655,164)     (3,655,164)     (1,334,282)     (1,334,282)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $     62,373          62,373    $    228,057         228,061
================================================================================================================================

                                                                                     YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  7,912,375       7,912,375    $  2,052,207       2,052,207
Shares issued in reinvestment of distributions                             5,966           5,966           1,002           1,002
Shares redeemed                                                       (8,584,650)     (8,584,650)     (1,977,362)     (1,977,362)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $   (666,309)   $   (666,309)   $     75,847    $     75,847
================================================================================================================================

                                                                               AGENCY                      INSTITUTIONAL
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  4,028,845       4,028,845    $  5,165,396       5,165,395
Shares issued in connection with Fund Reorganization (Note 2)            134,217         134,233              --              --
Shares issued in reinvestment of distributions                             4,720           4,720           9,199           9,199
Shares redeemed                                                       (4,100,454)     (4,100,455)     (5,880,477)     (5,880,477)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $     67,328          67,343    $   (705,882)       (705,883)
================================================================================================================================

                                                                                     YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  7,572,496       7,572,496    $  9,026,083       9,026,083
Shares issued in reinvestment of distributions                             5,231           5,231           5,270           5,270
Shares redeemed                                                       (7,611,019)     (7,611,019)     (8,180,835)     (8,180,835)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $    (33,292)   $    (33,292)   $    850,518    $    850,518
================================================================================================================================

                                                                              RESERVE*                        CAPITAL*
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $         15         15         $     95,901          95,901
Shares issued in connection with Fund Reorganization (Note 2)                 --         --            2,002,704       2,002,826
Shares issued in reinvestment of distributions                                --^        --^                  78              78
Shares redeemed                                                               --         --             (319,082)       (319,081)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $         15         15         $  1,779,601       1,779,724
================================================================================================================================

                                                                                    YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $         --         --         $         --              --
Shares issued in reinvestment of distributions                                --         --                   --              --
Shares redeemed                                                               --         --                   --              --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $         --         --         $         --              --
================================================================================================================================

* From commencement of offering of shares on February 19, 2005.
^ Amount rounds to less than one thousand.

TAX FREE MONEY MARKET FUND

                                                                               MORGAN                         PREMIER
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $    829,552         829,552    $  9,580,338       9,580,338
Shares issued in reinvestment of distributions                             1,546           1,546           2,149           2,149
Shares redeemed                                                         (683,042)       (683,042)     (9,152,215)     (9,152,215)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $    148,056         148,056    $    430,272         430,272
================================================================================================================================

                                                                                     YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  1,537,763       1,537,762    $ 14,291,488      14,291,489
Shares issued in reinvestment of distributions                             1,329           1,329           1,919           1,919
Shares redeemed                                                       (1,627,755)     (1,627,755)    (13,684,608)    (13,684,608)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $    (88,663)   $    (88,664)   $    608,799    $    608,800
================================================================================================================================

                                                                               AGENCY                      INSTITUTIONAL
                                                                    ----------------------------    ----------------------------
                                                                       AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  2,085,709       2,085,709    $ 29,340,247      29,340,247
Shares issued in reinvestment of distributions                             3,058           3,058          37,417          37,417
Shares redeemed                                                       (2,484,909)     (2,484,908)    (28,925,575)    (28,925,575)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $   (396,142)       (396,141)   $    452,089         452,089
================================================================================================================================

                                                                                     YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         $  3,960,294       3,960,294    $ 46,856,063      46,856,075
Shares issued in reinvestment of distributions                             3,502           3,502          32,994          32,994
Shares redeemed                                                       (3,515,553)     (3,515,553)    (44,537,638)    (44,537,638)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                  $    448,243    $    448,243    $  2,351,419    $  2,351,431
================================================================================================================================

                                                                            RESERVE*
                                                               ----------------------------------
                                                                  AMOUNT                SHARES
-------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED FEBRUARY 28, 2005
-------------------------------------------------------------------------------------------------
Shares sold                                                    $         15               15
Shares issued in reinvestment of distributions                           --^              --^
Shares redeemed                                                          --               --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $         15               15
=================================================================================================

                                                                   YEAR ENDED AUGUST 31, 2004
-------------------------------------------------------------------------------------------------
Shares sold                                                    $         --               --
Shares issued in reinvestment of distributions                           --               --
Shares redeemed                                                          --               --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $         --               --
=================================================================================================

* From commencement of offering of shares on February 19, 2005.
^ Amount rounds to less than one thousand.

CALIFORNIA MUNICIPAL MONEY MARKET FUND^

                                                                             MORGAN
                                                               ----------------------------------
                                                                  AMOUNT                SHARES
-------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED FEBRUARY 28, 2005
-------------------------------------------------------------------------------------------------
Shares sold                                                    $    393,818               393,818
Shares issued in reinvestment of distributions                          172                   172
Shares redeemed                                                    (355,236)             (355,237)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $     38,754                38,753
=================================================================================================

                                                                   YEAR ENDED AUGUST 31, 2004
-------------------------------------------------------------------------------------------------
Shares sold                                                    $    533,074               533,074
Shares issued in reinvestment of distributions                          162                   162
Shares redeemed                                                    (528,062)             (528,062)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $      5,174                 5,174
=================================================================================================

^ Formerly California Tax Free Money Market Fund.

NEW YORK MUNICIPAL MONEY MARKET FUND^^

                                                                          MORGAN                       RESERVE
                                                               ---------------------------   ---------------------------
                                                                  AMOUNT         SHARES         AMOUNT         SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED FEBRUARY 28, 2005
------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    $  4,492,629      4,492,629   $    172,199        172,199
Shares issued in reinvestment of distributions                        4,875          4,875            661            661
Shares redeemed                                                  (4,530,042)    (4,530,042)      (170,668)      (170,668)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $    (32,538)       (32,538)  $      2,192          2,192
========================================================================================================================

                                                                                YEAR ENDED AUGUST 31, 2004
------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    $  8,660,663      8,660,663   $    369,428        369,429
Shares issued in reinvestment of distributions                        5,180          5,180            474            475
Shares redeemed                                                  (8,788,513)    (8,788,514)      (390,369)      (390,369)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $   (122,670)      (122,671)  $    (20,467)       (20,465)
========================================================================================================================

^^ Formerly New York Tax Free Money Market Fund.

JPMORGAN FUNDS

Financial Highlights (unaudited)

                                                                              PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      MORGAN^
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01
      Less dividends from net investment income                             0.01            0.01            0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.75%           0.59%           0.87%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      3,692    $      3,919    $      4,627
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.59%@          0.59%           0.59%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.51%           0.59%           0.90%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.62%           0.63%           0.62%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.48%           0.55%           0.87%
----------------------------------------------------------------------------------------------------------------

                                                                              PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      MORGAN^
                                                                    --------------------------------------------
                                                                                     YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.02            0.05            0.06
      Less dividends from net investment income                             0.02            0.05            0.06
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.71%           5.10%           5.65%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      7,552    $     10,367    $      1,475
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.58%           0.59%           0.59%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.72%           4.82%           5.53%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.61%           0.61%           0.61%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.69%           4.80%           5.51%
----------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  @ Effective February 19, 2005, the contractual expense limitation percentage is 0.52%.

                       See notes to financial statements.

                                                                               PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      PREMIER
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01
      Less dividends from net investment income                             0.01            0.01            0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.82%           0.73%           1.01%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      8,453    $      5,887    $      5,412
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.45%           0.45%           0.45%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.66%           0.73%           1.00%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.47%           0.47%           0.46%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.64%           0.71%           0.99%
----------------------------------------------------------------------------------------------------------------

                                                                               PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      PREMIER
                                                                    --------------------------------------------
                                                                                    YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.02            0.05            0.06
      Less dividends from net investment income                             0.02            0.05            0.06
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.85%           5.25%           5.81%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      5,182    $      2,153    $      1,841
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.44%           0.45%           0.45%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.80%           4.96%           5.67%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.47%           0.49%           0.49%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.77%           4.92%           5.63%
----------------------------------------------------------------------------------------------------------------

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                               PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      AGENCY@
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01
      Less dividends from net investment income                             0.01            0.01            0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.91%           0.93%           1.20%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $     14,787    $     11,670    $     12,648
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.26%           0.26%           0.26%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.86%           0.92%           1.20%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.32%           0.32%           0.31%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.80%           0.86%           1.15%
----------------------------------------------------------------------------------------------------------------

                                                                               PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      AGENCY@
                                                                    --------------------------------------------
                                                                                     YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.02            0.05            0.06
      Less dividends from net investment income                             0.02            0.05            0.06
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            2.05%           5.45%           6.01%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $     12,562    $     16,676    $      9,430
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.25%           0.26%           0.26%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  2.08%           5.15%           5.86%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.32%           0.33%           0.33%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             2.01%           5.08%           5.79%
----------------------------------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                               PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      CLASS B
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                    --+             --+             --+
      Less dividends from net investment income                               --+             --+             --+
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)(b)                                                         0.43%           0.12%           0.25%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $          6    $          8    $         10
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           1.24%@          1.06%           1.21%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  0.83%           0.12%           0.27%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          1.27%           1.28%           1.27%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             0.80%          (0.10%)          0.21%
----------------------------------------------------------------------------------------------------------------

                                                                               PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      CLASS B
                                                                    --------------------------------------------
                                                                                     YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.04            0.05
      Less dividends from net investment income                             0.01            0.04            0.05
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)(b)                                                         1.05%           4.43%           4.97%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $         13    $         18    $         11
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           1.23%           1.24%           1.25%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.10%           4.17%           4.87%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          1.26%           1.26%           1.27%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.07%           4.15%           4.85%
----------------------------------------------------------------------------------------------------------------

  + Amount rounds to less than $.005.
(1) Total Return figures do not include the effect of any deferred sales load.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  @ Effective February 19, 2005, the contractual expense limitation percentage is 0.97%

                       See notes to financial statements.

                                                                             PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                       CLASS C
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                    --+             --+             --+
      Less dividends from net investment income                               --+             --+             --+
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)(b)                                                         0.43%           0.12%           0.25%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $         --*   $          1    $          1
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           1.24%@          1.07%           1.21%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  0.83%           0.13%           0.25%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          1.27%           1.28%           1.27%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             0.80%          (0.08%)          0.19%
----------------------------------------------------------------------------------------------------------------

                                                                             PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                       CLASS C
                                                                    --------------------------------------------
                                                                                     YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.04            0.05
      Less dividends from net investment income                             0.01            0.04            0.05
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)(b)                                                         1.05%           4.43%           4.95%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $          1    $         --*   $         --*
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           1.23%           1.24%           1.26%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.16%           4.17%           4.86%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          1.26%           1.26%           1.26%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.13%           4.15%           4.86%
----------------------------------------------------------------------------------------------------------------

  + Amount rounds to less than $.005.
(1) Total Return figures do not include the effect of any deferred sales load.
(b) Not annualized for periods less than one year.
  * Amount rounds to less than one million.
  # Short periods have been annualized.
  @ Effective February 19, 2005, the contractual expense limitation percentage is 0.97%

                       See notes to financial statements.

                                                                                      PRIME MONEY MARKET FUND
                                                                    ------------------------------------------------------------
                                                                                           INSTITUTIONAL
                                                                    ------------------------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED               9/10/01**
                                                                        ENDED       ----------------------------       THROUGH
                                                                       2/28/05         8/31/04         8/31/03         8/31/02
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00    $       1.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01            0.02
      Less dividends from net investment income                             0.01            0.01            0.01            0.02
                                                                    ------------    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00    $       1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.94%           0.99%           1.27%           2.02%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $     25,607    $     26,514    $     25,075    $     21,881
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.20%           0.20%           0.20%           0.19%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.90%           0.99%           1.24%           2.06%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.32%           0.32%           0.31%           0.32%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.78%           0.87%           1.13%           1.93%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                      PRIME MONEY MARKET FUND
                                                                    ------------------------------------------------------------
                                                                                               RESERVE
                                                                    ------------------------------------------------------------
                                                                     SIX MONTHS                      YEAR ENDED
                                                                        ENDED       --------------------------------------------
                                                                       2/28/05         8/31/04         8/31/03         8/31/02
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00    $       1.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01              --+           0.01            0.02
      Less dividends from net investment income                             0.01              --+           0.01            0.02
                                                                    ------------    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00    $       1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.69%           0.48%           0.76%           1.60%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        284    $        270    $        355    $        393
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.70%           0.70%           0.70%           0.68%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.40%           0.48%           0.76%           1.41%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.73%           0.73%           0.71%           0.72%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.37%           0.45%           0.75%           1.37%
--------------------------------------------------------------------------------------------------------------------------------

                                                                      PRIME MONEY MARKET FUND
                                                                    ----------------------------
                                                                              RESERVE
                                                                    ----------------------------
                                                                     YEAR ENDED       7/31/00**
                                                                    ------------       THROUGH
                                                                       8/31/01         8/31/00
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00
------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.05            0.01
      Less dividends from net investment income                             0.05            0.01
                                                                    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            4.88%           0.50%
================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $         10    $         --*
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.79%           0.79%
------------------------------------------------------------------------------------------------
     Net investment income                                                  4.62%           5.33%
------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          2.17%           1.45%
------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             3.24%           4.67%
------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
  + Amount rounds to less than $.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  * Amount rounds to less than one million.

                       See notes to financial statements.

                                                                               PRIME MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                  CASH MANAGEMENT
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01              --+           0.01
      Less dividends from net investment income                             0.01              --+           0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.56%           0.21%           0.50%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $         88    $         85    $        544
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.97%@          0.96%           0.95%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.11%           0.21%           0.48%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.99%           0.99%           0.96%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.09%           0.18%           0.47%
----------------------------------------------------------------------------------------------------------------

                                                                      PRIME MONEY MARKET FUND
                                                                   -----------------------------
                                                                   CASH MANAGEMENT     CAPITAL
                                                                   ---------------  ------------
                                                                      9/10/01**      2/19/2005**
                                                                       THROUGH         THROUGH
                                                                       8/31/02         2/28/05
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00
------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01              --+
      Less dividends from net investment income                             0.01              --+
                                                                    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.25%           0.05%
================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        282    $     17,328
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.96%           0.16%
------------------------------------------------------------------------------------------------
     Net investment income                                                  1.17%           2.16%
------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits                          0.99%           0.21%
------------------------------------------------------------------------------------------------
     Net investment income without waivers and earnings credits             1.14%           2.09%
------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
  + Amount rounds to less than $.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  @ Effective February 19, 2005, the contractual expense limitation percentage is 0.96%

                       See notes to financial statements.

                                                                              FEDERAL MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                       MORGAN^
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01              --+           0.01
      Less dividends from net investment income                             0.01              --+           0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.65%           0.41%           0.70%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        219    $        239    $        311
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.70%@          0.70%           0.70%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.28%           0.40%           0.72%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.80%           0.79%           0.79%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.18%           0.31%           0.63%
----------------------------------------------------------------------------------------------------------------

                                                                              FEDERAL MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                       MORGAN^
                                                                    --------------------------------------------
                                                                                     YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.05            0.05
      Less dividends from net investment income                             0.01            0.05            0.05
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.51%           4.84%           5.29%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        452    $        658    $        576
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.70%           0.70%           0.70%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.53%           4.57%           5.17%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.72%           0.74%           0.75%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.51%           4.53%           5.12%
----------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  + Amount rounds to less than $0.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  @ Effective February 19, 2005, the contractual expense limitation percentage is 0.59%

                       See notes to financial statements.

                                                                              FEDERAL MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      PREMIER
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01
      Less dividends from net investment income                             0.01            0.01            0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.77%           0.66%           0.95%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      1,922    $      1,058    $      1,214
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.45%           0.45%           0.45%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.62%           0.65%           0.96%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.49%           0.48%           0.47%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.58%           0.62%           0.94%
----------------------------------------------------------------------------------------------------------------

                                                                              FEDERAL MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                      PREMIER
                                                                    --------------------------------------------
                                                                                     YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.02            0.05            0.05
      Less dividends from net investment income                             0.02            0.05            0.05
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.77%           5.07%           5.50%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      1,404    $        276    $        279
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.45%           0.49%           0.50%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.73%           4.78%           5.35%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.47%           0.49%           0.50%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.71%           4.78%           5.35%
----------------------------------------------------------------------------------------------------------------

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                              FEDERAL MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                       AGENCY@
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01
      Less dividends from net investment income                             0.01            0.01            0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.86%           0.85%           1.14%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        313    $        389    $        334
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.26%           0.26%           0.26%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.74%           0.85%           1.20%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.34%           0.33%           0.33%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.66%           0.78%           1.13%
----------------------------------------------------------------------------------------------------------------

                                                                              FEDERAL MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                       AGENCY@
                                                                    --------------------------------------------
                                                                                     YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.02            0.05            0.06
      Less dividends from net investment income                             0.02            0.05            0.06
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.96%           5.30%           5.75%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        523    $      1,169    $        287
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.26%           0.26%           0.26%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  2.02%           5.01%           5.61%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.32%           0.34%           0.34%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.96%           4.93%           5.53%
----------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                              FEDERAL MONEY MARKET FUND
                                                                    --------------------------------------------
                                                                                    INSTITUTIONAL
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                        ENDED       ----------------------------
                                                                       2/28/05         8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01
      Less dividends from net investment income                             0.01            0.01            0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.89%           0.91%           1.20%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      1,674    $      1,271    $      1,712
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.20%           0.20%           0.20%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.82%           0.90%           1.20%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.33%           0.32%           0.32%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.69%           0.78%           1.08%
----------------------------------------------------------------------------------------------------------------

                                                                     FEDERAL MONEY MARKET FUND
                                                                    ----------------------------
                                                                    INSTITUTIONAL      RESERVE
                                                                    -------------   ------------
                                                                      9/10/01**       2/19/05**
                                                                       THROUGH         THROUGH
                                                                       8/31/02         2/28/05
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00
------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.02              --+
      Less dividends from net investment income                             0.02              --+
                                                                    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.93%           0.03%
================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      1,953    $         --*
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.20%           0.70%
------------------------------------------------------------------------------------------------
     Net investment income                                                  1.97%           1.75%
------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.32%           0.73%
------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.85%           1.72%
------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
  + Amount rounds to less than $0.005.
(b) Not annualized for periods less than one year.
  * Amount rounds to less than one million.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                   100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                   -----------------------------------------------
                                                                                       MORGAN^
                                                                   -----------------------------------------------
                                                                      SIX MONTHS              YEAR ENDED
                                                                        ENDED        -----------------------------
                                                                       2/28/05          8/31/04          8/31/03
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00     $       1.00     $       1.00
------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01               --+            0.01
      Less dividends from net investment income                             0.01               --+            0.01
                                                                    ------------     ------------     ------------
Net asset value, end of period                                      $       1.00     $       1.00     $       1.00
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.61%            0.45%            0.75%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      1,931     $      1,869     $      2,535
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.59%            0.59%            0.59%
------------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.23%            0.43%            0.77%
------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.69%            0.69%            0.69%
------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.13%            0.33%            0.67%
------------------------------------------------------------------------------------------------------------------

                                                                   100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                   -----------------------------------------------
                                                                                        MORGAN^
                                                                   -----------------------------------------------
                                                                                      YEAR ENDED
                                                                   -----------------------------------------------
                                                                       8/31/02          8/31/01          8/31/00
                                                                   -----------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00     $       1.00     $       1.00
------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.02             0.05             0.05
      Less dividends from net investment income                             0.02             0.05             0.05
                                                                    ------------     ------------     ------------
Net asset value, end of period                                      $       1.00     $       1.00     $       1.00
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.55%            4.75%            5.02%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      3,526     $      4,027     $      3,535
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.59%            0.59%            0.59%
------------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.53%            4.59%            4.92%
------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.69%            0.71%            0.71%
------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.43%            4.47%            4.80%
------------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  + Amount rounds to less than $0.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                    100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                    -----------------------------------------------
                                                                                        PREMIER
                                                                    -----------------------------------------------
                                                                     SIX MONTHS                YEAR ENDED
                                                                        ENDED        ------------------------------
                                                                       2/28/05          8/31/04          8/31/03
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.01             0.01             0.01
      Less dividends from net investment income                              0.01             0.01             0.01
                                                                    -------------    -------------    -------------
Net asset value, end of period                                      $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                             0.68%            0.58%            0.88%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $         793    $         565    $         489
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                            0.45%@           0.46%            0.46%
-------------------------------------------------------------------------------------------------------------------
     Net investment income                                                   1.38%            0.57%            0.85%
-------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                               0.48%            0.47%            0.47%
-------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
      earnings credits                                                       1.35%            0.56%            0.84%
-------------------------------------------------------------------------------------------------------------------

                                                                    100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                    -----------------------------------------------
                                                                                        PREMIER
                                                                    -----------------------------------------------
                                                                                       YEAR ENDED
                                                                    -----------------------------------------------
                                                                       8/31/02          8/31/01          8/31/00
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.02             0.05             0.05
      Less dividends from net investment income                              0.02             0.05             0.05
                                                                    -------------    -------------    -------------
Net asset value, end of period                                      $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                             1.68%            4.84%            5.12%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $         353    $         133    $         116
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                            0.46%            0.48%            0.49%
-------------------------------------------------------------------------------------------------------------------
     Net investment income                                                   1.52%            4.70%            5.02%
-------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                               0.48%            0.52%            0.53%
-------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                      1.50%            4.66%            4.98%
-------------------------------------------------------------------------------------------------------------------

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  @ Effective February 19, 2005, the contractual expense limitation percentage is 0.39%

                       See notes to financial statements.

                                                                    100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                    -----------------------------------------------
                                                                                        AGENCY@
                                                                    -----------------------------------------------
                                                                      SIX MONTHS               YEAR ENDED
                                                                        ENDED        ------------------------------
                                                                       2/28/05          8/31/04          8/31/03
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.01             0.01             0.01
      Less dividends from net investment income                              0.01             0.01             0.01
                                                                    -------------    -------------    -------------
Net asset value, end of period                                      $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                             0.78%            0.79%            1.09%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $         851    $         784    $         818
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                            0.25%+           0.25%            0.25%
-------------------------------------------------------------------------------------------------------------------
     Net investment income                                                   1.58%            0.78%            1.11%
-------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements                             0.33%            0.32%            0.32%
-------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and reimbursements                1.50%            0.71%            1.04%
-------------------------------------------------------------------------------------------------------------------

                                                                    100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                    -----------------------------------------------
                                                                                        AGENCY@
                                                                    -----------------------------------------------
                                                                                       YEAR ENDED
                                                                    -----------------------------------------------
                                                                       8/31/02          8/31/01          8/31/00
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.02             0.05             0.05
      Less dividends from net investment income                              0.02             0.05             0.05
                                                                    -------------    -------------    -------------
Net asset value, end of period                                      $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                             1.89%            5.11%            5.38%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $       1,090    $       1,170    $         872
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                            0.25%            0.25%            0.25%
-------------------------------------------------------------------------------------------------------------------
     Net investment income                                                   1.86%            4.93%            5.26%
-------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements                             0.32%            0.35%            0.34%
-------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and reimbursements                1.79%            4.83%            5.17%
-------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Effective February 19, 2005, the contractual limitation percentage is 0.24%

                       See notes to financial statements.

                                                                    100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                    -----------------------------------------------
                                                                                     INSTITUTIONAL
                                                                    -----------------------------------------------
                                                                     SIX MONTHS                YEAR ENDED
                                                                        ENDED        ------------------------------
                                                                       2/28/05          8/31/04          8/31/03
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.01             0.01             0.01
      Less dividends from net investment income                              0.01             0.01             0.01
                                                                    -------------    -------------    -------------
Net asset value, end of period                                      $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                             0.81%            0.84%            1.14%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $       1,271    $       1,976    $       1,126
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                            0.20%            0.20%            0.20%
-------------------------------------------------------------------------------------------------------------------
     Net investment income                                                   1.65%            0.84%            1.08%
-------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements                             0.31%            0.31%            0.32%
-------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and reimbursements                1.54%            0.73%            0.96%
-------------------------------------------------------------------------------------------------------------------

                                                                    100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                    -----------------------------------------------
                                                                    INSTITUTIONAL       CAPITAL          RESERVE
                                                                    -------------    -------------    -------------
                                                                      9/10/01**        2/19/05**        2/19/05**
                                                                       THROUGH          THROUGH          THROUGH
                                                                       8/31/02          2/28/05          2/28/05
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                   0.02               --+              --+
      Less dividends from net investment income                              0.02               --+              --+
                                                                    -------------    -------------    -------------
Net asset value, end of period                                      $        1.00    $        1.00    $        1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                             1.85%            0.04%            0.03%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $         267    $       1,780    $          --*
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                            0.20%            0.12%            0.68%
-------------------------------------------------------------------------------------------------------------------
     Net investment income                                                   1.67%            1.82%            1.57%
-------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements                             0.33%            0.20%            0.73%
-------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and reimbursements                1.54%            1.74%            1.52%
-------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  + Amount rounds to less than $0.005.
  * Amount rounds to less than one million.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                              TAX FREE MONEY MARKET FUND
                                                                    ------------------------------------------
                                                                                      MORGAN^
                                                                    ------------------------------------------
                                                                     SIX MONTHS            YEAR ENDED
                                                                        ENDED      ---------------------------
                                                                       2/28/05        8/31/04        8/31/03
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01             --+          0.01
      Less dividends from net investment income                             0.01             --+          0.01
                                                                    ------------   ------------   ------------
Net asset value, end of period                                      $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.54%          0.48%          0.69%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        715   $        567   $        655
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.59%          0.59%          0.59%
--------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.09%          0.48%          0.72%
--------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.68%          0.68%          0.69%
--------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.00%          0.39%          0.62%
--------------------------------------------------------------------------------------------------------------

                                                                              TAX FREE MONEY MARKET FUND
                                                                    ------------------------------------------
                                                                                      MORGAN^
                                                                    ------------------------------------------
                                                                                    YEAR ENDED
                                                                    ------------------------------------------
                                                                       8/31/02        8/31/01        8/31/00
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01           0.03           0.03
      Less dividends from net investment income                             0.01           0.03           0.03
                                                                    ------------   ------------   ------------
Net asset value, end of period                                      $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.21%          3.13%          3.37%
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        903   $        907   $        895
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.59%          0.59%          0.59%
--------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.14%          3.09%          3.33%
--------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.69%          0.72%          0.75%
--------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     1.04%          2.96%          3.17%
--------------------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
  + Amount rounds to less than $0.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                 TAX FREE MONEY MARKET FUND
                                                                 ---------------------------------------------------------
                                                                                                 PREMIER
                                                                 ---------------------------------------------------------
                                                                  SIX MONTHS                    YEAR ENDED
                                                                     ENDED      ------------------------------------------
                                                                    2/28/05        8/31/04        8/31/03        8/31/02
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                             $       1.00   $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                               0.01           0.01           0.01           0.01
      Less dividends from net investment income                          0.01           0.01           0.01           0.01
                                                                 ------------   ------------   ------------   ------------
Net asset value, end of period                                   $       1.00   $       1.00   $       1.00   $       1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                         0.61%          0.62%          0.83%          1.35%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                        $      4,469   $      4,039   $      3,429   $      3,066
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                        0.45%          0.45%          0.45%          0.45%
--------------------------------------------------------------------------------------------------------------------------
     Net investment income                                               1.23%          0.62%          0.82%          1.25%
--------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                           0.47%          0.47%          0.47%          0.48%
--------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                  1.21%          0.60%          0.80%          1.22%
--------------------------------------------------------------------------------------------------------------------------

                                                                         TAX FREE MONEY MARKET FUND
                                                                 ------------------------------------------
                                                                           PREMIER                RESERVE
                                                                 ---------------------------   ------------
                                                                         YEAR ENDED              2/19/05**
                                                                 ---------------------------      THROUGH
                                                                    8/31/01        8/31/00        2/28/05
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                             $       1.00   $       1.00   $       1.00
-----------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                               0.03           0.03             --+
      Less dividends from net investment income                          0.03           0.03             --+
                                                                 ------------   ------------   ------------
Net asset value, end of period                                   $       1.00   $       1.00   $       1.00
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                         3.21%          3.41%          0.02%
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                        $        116   $        120   $         --*
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                        0.51%          0.55%          0.70%
-----------------------------------------------------------------------------------------------------------
     Net investment income                                               3.17%          3.40%          1.17%
-----------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                           0.53%          0.59%          0.74%
-----------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                  3.15%          3.26%          1.13%
-----------------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
  + Amount rounds to less than $0.005.
(b) Not annualized for periods less than one year.
  * Amount rounds to less than one million.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                     TAX FREE MONEY MARKET FUND
                                                                    ------------------------------------------------------------
                                                                                              AGENCY@
                                                                    ------------------------------------------------------------
                                                                     SIX MONTHS                      YEAR ENDED
                                                                        ENDED       --------------------------------------------
                                                                       2/28/05         8/31/04         8/31/03         8/31/02
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00    $       1.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01            0.02
      Less dividends from net investment income                             0.01            0.01            0.01            0.02
                                                                    ------------    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00    $       1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.70%           0.81%           1.02%           1.54%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        777    $      1,173    $        725    $      1,091
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.26%           0.26%           0.26%           0.26%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.40%           0.82%           1.05%           1.45%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements                            0.32%           0.32%           0.33%           0.33%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and reimbursements               1.34%           0.76%           0.98%           1.38%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                     TAX FREE MONEY MARKET FUND
                                                                    ------------------------------------------------------------
                                                                              AGENCY@                      INSTITUTIONAL
                                                                    ----------------------------    ----------------------------
                                                                             YEAR ENDED              SIX MONTHS      YEAR ENDED
                                                                    ----------------------------        ENDED       ------------
                                                                       8/31/01         8/31/00         2/28/05         8/31/04
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00    $       1.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.03            0.04            0.01            0.01
      Less dividends from net investment income                             0.03            0.04            0.01            0.01
                                                                    ------------    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00    $       1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            3.47%           3.71%           0.73%           0.87%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        921    $        640    $      9,137    $      8,684
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.26%           0.26%           0.20%           0.20%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                  3.42%           3.67%           1.47%           0.87%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements                            0.36%           0.39%           0.31%           0.31%
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and reimbursements               3.32%           3.54%           1.36%           0.76%
--------------------------------------------------------------------------------------------------------------------------------

                                                                     TAX FREE MONEY MARKET FUND
                                                                    ----------------------------
                                                                           INSTITUTIONAL
                                                                    ----------------------------
                                                                     YEAR ENDED       9/10/01**
                                                                    ------------       THROUGH
                                                                       8/31/03         8/31/02
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00
------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.02
      Less dividends from net investment income                             0.01            0.02
                                                                    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00
------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.09%           1.54%
================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $      6,332    $      3,891
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.20%           0.20%
------------------------------------------------------------------------------------------------
     Net investment income                                                  1.05%           1.46%
------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements                            0.32%           0.33%
------------------------------------------------------------------------------------------------
     Net investment income without waivers and reimbursements               0.93%           1.33%
------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                       CALIFORNIA MUNICIPAL MONEY MARKET FUND@
                                                                    --------------------------------------------
                                                                                       MORGAN^
                                                                    --------------------------------------------
                                                                     SIX MONTHS              YEAR ENDED
                                                                       ENDED        ----------------------------
                                                                      2/28/05          8/31/04         8/31/03
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.01            0.01
      Less dividends from net investment income                             0.01            0.01            0.01
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            0.55%           0.51%           0.72%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        193    $        154    $        149
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.55%           0.55%           0.55%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.12%           0.51%           0.72%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.75%           0.80%           0.73%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     0.92%           0.26%           0.54%
----------------------------------------------------------------------------------------------------------------

                                                                       CALIFORNIA MUNICIPAL MONEY MARKET FUND@
                                                                    --------------------------------------------
                                                                                       MORGAN^
                                                                    --------------------------------------------
                                                                                     YEAR ENDED
                                                                    --------------------------------------------
                                                                       8/31/02         8/31/01         8/31/00
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                  0.01            0.03            0.03
      Less dividends from net investment income                             0.01            0.03            0.03
                                                                    ------------    ------------    ------------
Net asset value, end of period                                      $       1.00    $       1.00    $       1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                            1.13%           2.70%           3.00%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)                           $        163    $         83    $         78
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                                           0.55%           0.55%           0.55%
----------------------------------------------------------------------------------------------------------------
     Net investment income                                                  1.05%           2.68%           3.03%
----------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
       credits                                                              0.76%           0.83%           0.90%
----------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
       earnings credits                                                     0.84%           2.40%           2.68%
----------------------------------------------------------------------------------------------------------------

  @ Formerly California Tax Free Money Market Fund.
  ^ Formerly Vista Shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                             NEW YORK MUNICIPAL MONEY MARKET FUND^^
                                                  -------------------------------------------------------------
                                                                             MORGAN^
                                                  -------------------------------------------------------------
                                                   SIX MONTHS                      YEAR ENDED
                                                      ENDED       ---------------------------------------------
                                                     2/28/05         8/31/04         8/31/03         8/31/02
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period              $       1.00    $       1.00    $       1.00     $       1.00
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                0.01              --+           0.01             0.01
      Less dividends from net investment income           0.01              --+           0.01             0.01
                                                  ------------    ------------    ------------     ------------
Net asset value, end of period                    $       1.00    $       1.00    $       1.00     $       1.00
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.53%           0.48%           0.72%            1.20%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)         $      1,507    $      1,540    $      1,662     $      2,123
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.59%           0.59%           0.59%            0.59%
---------------------------------------------------------------------------------------------------------------
     Net investment income                                1.07%           0.48%           0.72%            1.17%
---------------------------------------------------------------------------------------------------------------
     Expenses without waivers,
      reimbursements and earnings credits                 0.69%           0.70%           0.69%            0.69%
---------------------------------------------------------------------------------------------------------------
     Net investment income without
      waivers, reimbursements
      and earnings credits                                0.97%           0.37%           0.62%            1.07%
---------------------------------------------------------------------------------------------------------------

                                                              NEW YORK MUNICIPAL MONEY MARKET FUND^^
                                                  -------------------------------------------------------------
                                                             MORGAN^                         RESERVE
                                                  ----------------------------    -----------------------------
                                                            YEAR ENDED             SIX MONTHS       YEAR ENDED
                                                  ----------------------------        ENDED        ------------
                                                     8/31/01         8/31/00         2/28/05          8/31/04
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period              $       1.00    $       1.00    $       1.00     $       1.00
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                0.03            0.03              --               --+
      Less dividends from net investment income           0.03            0.03              --               --+
                                                  ------------    ------------    ------------     ------------
Net asset value, end of period                    $       1.00    $       1.00    $       1.00     $       1.00
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          2.98%           3.27%           0.43%            0.28%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)         $      2,439    $      1,831    $        157     $        155
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.59%           0.59%           0.78%@           0.79%
---------------------------------------------------------------------------------------------------------------
     Net investment income                                2.88%           3.24%           0.88%            0.28%
---------------------------------------------------------------------------------------------------------------
     Expenses without waivers,
      reimbursements and earnings credits                 0.71%           0.70%           0.87%            0.88%
---------------------------------------------------------------------------------------------------------------
     Net investment income without
      waivers, reimbursements
      and earnings credits                                2.76%           3.13%           0.79%            0.19%
---------------------------------------------------------------------------------------------------------------

                                                             NEW YORK MUNICIPAL MONEY MARKET FUND^^
                                                  -------------------------------------------------------------
                                                                            RESERVE
                                                  -------------------------------------------------------------
                                                                   YEAR ENDED                       7/31/00**
                                                  --------------------------------------------       THROUGH
                                                     8/31/03         8/31/02         8/31/01         8/31/00
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period              $       1.00    $       1.00    $       1.00     $       1.00
---------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                0.01            0.01            0.03               --+
      Less dividends from net investment income           0.01            0.01            0.03               --+
                                                  ------------    ------------    ------------     ------------
Net asset value, end of period                    $       1.00    $       1.00    $       1.00     $       1.00
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.52%           1.00%           2.77%            0.28%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)         $        175    $        180    $         --*    $         --*
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.79%           0.79%           0.90%            0.79%
---------------------------------------------------------------------------------------------------------------
     Net investment income                                0.50%           0.85%           2.57%            3.04%
---------------------------------------------------------------------------------------------------------------
     Expenses without waivers,
      reimbursements and earnings credits                 0.87%           0.90%        1560.21%!!          1.49%
---------------------------------------------------------------------------------------------------------------
     Net investment income without
      waivers, reimbursements
      and earnings credits                                0.42%           0.74%       (1556.74%)!!         2.34%
---------------------------------------------------------------------------------------------------------------

 ^^ Formerly New York Tax Free Money Market Fund.
  ^ Formerly Vista Shares.
 ** Commencement of offering of class of shares.
  + Amount rounds to less than $0.005.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  * Amount rounds to less than one million.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.
  @ Effective February 19, 2005, the contractual expense limitation percentage is 0.70%.

                       See notes to financial statements.

JPMORGAN FUNDS
Hypothetical $1,000 Investment at Beginning of Period
February 28, 2005 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2004, and continued to hold your shares at the end of the reporting period, February 28, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                            BEGINNING         ENDING          EXPENSES
                                              ACCOUNT        ACCOUNT       PAID DURING
                                               VALUE,         VALUE,            PERIOD   ANNUALIZED
                                         SEPTEMBER 1,   FEBRUARY 28,       SEPTEMBER 1      EXPENSE
                                                 2004           2005   TO FEBRUARY 28*        RATIO
---------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
Morgan
  Actual period return                       $  1,000       $  1,008          $   2.94         0.59%
  Hypothetical                               $  1,000       $  1,022          $   2.96         0.59%
Premier
  Actual period return                       $  1,000       $  1,008          $   2.24         0.45%
  Hypothetical                               $  1,000       $  1,023          $   2.26         0.45%
Agency
  Actual period return                       $  1,000       $  1,009          $   1.30         0.26%
  Hypothetical                               $  1,000       $  1,024          $   1.30         0.26%
Class B
  Actual period return                       $  1,000       $  1,004          $   6.16         1.24%
  Hypothetical                               $  1,000       $  1,019          $   6.21         1.24%
Class C
  Actual period return                       $  1,000       $  1,004          $   6.16         1.24%
  Hypothetical                               $  1,000       $  1,019          $   6.21         1.24%
Institutional
  Actual period return                       $  1,000       $  1,009          $   1.00         0.20%
  Hypothetical                               $  1,000       $  1,024          $   1.00         0.20%
Reserve
  Actual period return                       $  1,000       $  1,007          $   3.48         0.70%
  Hypothetical                               $  1,000       $  1,022          $   3.51         0.70%
Capital
  Actual period return                       $  1,000       $  1,001          $   0.69         0.14%
  Hypothetical                               $  1,000       $  1,024          $   0.70         0.14%
Cash Management
  Actual period return                       $  1,000       $  1,006          $   4.82         0.97%
  Hypothetical                               $  1,000       $  1,020          $   4.86         0.97%

                                            BEGINNING         ENDING          EXPENSES
                                              ACCOUNT        ACCOUNT       PAID DURING
                                               VALUE,         VALUE,            PERIOD   ANNUALIZED
                                         SEPTEMBER 1,   FEBRUARY 28,       SEPTEMBER 1      EXPENSE
                                                 2004           2005   TO FEBRUARY 28*        RATIO
---------------------------------------------------------------------------------------------------
FEDERAL MONEY MARKET FUND
Morgan
  Actual period return                       $  1,000       $  1,007          $   3.48         0.70%
  Hypothetical                               $  1,000       $  1,022          $   3.51         0.70%
Premier
  Actual period return                       $  1,000       $  1,008          $   2.24         0.45%
  Hypothetical                               $  1,000       $  1,023          $   2.26         0.45%
Agency
  Actual period return                       $  1,000       $  1,009          $   1.29         0.26%
  Hypothetical                               $  1,000       $  1,024          $   1.30         0.26%
Institutional
  Actual period return                       $  1,000       $  1,009          $   1.00         0.20%
  Hypothetical                               $  1,000       $  1,024          $   1.00         0.20%
Reserve
  Actual period return                       $  1,000       $  1,006          $   3.48         0.70%
  Hypothetical                               $  1,000       $  1,022          $   3.51         0.70%
Select
  Actual period return                       $  1,000       $  1,006          $   3.48         0.70%
  Hypothetical                               $  1,000       $  1,022          $   3.51         0.70%

100% U.S. TREASURY SECURITIES MONEY
  MARKET FUND
Morgan
  Actual period return                       $  1,000       $  1,006          $   2.93         0.59%
  Hypothetical                               $  1,000       $  1,022          $   2.96         0.59%
Premier
  Actual period return                       $  1,000       $  1,007          $   2.29         0.46%
  Hypothetical                               $  1,000       $  1,023          $   2.31         0.46%
Agency
  Actual period return                       $  1,000       $  1,008          $   1.19         0.24%
  Hypothetical                               $  1,000       $  1,024          $   1.20         0.24%
Institutional
  Actual period return                       $  1,000       $  1,008          $   1.00         0.20%
  Hypothetical                               $  1,000       $  1,024          $   1.00         0.20%
Reserve
  Actual period return                       $  1,000       $  1,006          $   3.38         0.68%
  Hypothetical                               $  1,000       $  1,022          $   3.41         0.68%
Capital
  Actual period return                       $  1,000       $  1,004          $   0.70         0.14%
  Hypothetical                               $  1,000       $  1,024          $   0.70         0.14%

                                            BEGINNING         ENDING          EXPENSES
                                              ACCOUNT        ACCOUNT       PAID DURING
                                               VALUE,         VALUE,            PERIOD   ANNUALIZED
                                         SEPTEMBER 1,   FEBRUARY 28,       SEPTEMBER 1      EXPENSE
                                                 2004           2005   TO FEBRUARY 28*        RATIO
---------------------------------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Morgan
  Actual period return                       $  1,000       $  1,005          $   2.93         0.59%
  Hypothetical                               $  1,000       $  1,022          $   2.96         0.59%
Premier
  Actual period return                       $  1,000       $  1,006          $   2.24         0.45%
  Hypothetical                               $  1,000       $  1,023          $   2.26         0.45%
Agency
  Actual period return                       $  1,000       $  1,007          $   1.29         0.26%
  Hypothetical                               $  1,000       $  1,024          $   1.30         0.26%
Institutional
  Actual period return                       $  1,000       $  1,007          $   1.00         0.20%
  Hypothetical                               $  1,000       $  1,024          $   1.00         0.20%
Reserve
  Actual period return                       $  1,000       $  1,005          $   3.48         0.70%
  Hypothetical                               $  1,000       $  1,022          $   3.51         0.70%

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Morgan
  Actual period return                       $  1,000       $  1,006          $   2.73         0.55%
  Hypothetical                               $  1,000       $  1,022          $   2.76         0.55%

NEW YORK MUNICIPAL MONEY MARKET FUND
Morgan
  Actual period return                       $  1,000       $  1,005          $   2.93         0.59%
  Hypothetical                               $  1,000       $  1,022          $   2.96         0.59%
Reserve
  Actual period return                       $  1,000       $  1,004          $   3.93         0.79%
  Hypothetical                               $  1,000       $  1,021          $   3.96         0.79%

JPMORGAN FUNDS
Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of J.P. Morgan Mutual Fund Trust ("MFT") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of shareholders of MFT approved the election of each Trustee by the following votes:

                                  AFFIRMATIVE        NEGATIVE
---------------------------------------------------------------
William J. Armstrong             45,783,987,698   1,719,976,566
Roland R. Eppley, Jr.            45,809,738,428   1,694,225,836
John F. Finn                     45,801,880,009   1,702,084,255
Dr. Matthew Goldstein            45,807,410,139   1,696,554,125
Robert J. Higgins                45,812,779,857   1,691,184,407
Peter C. Marshall                45,807,408,879   1,696,555,385
Marilyn McCoy                    45,804,890,320   1,699,073,944
William G. Morton, Jr.           45,722,885,895   1,781,078,369
Robert A. Oden, Jr.              45,808,339,107   1,695,625,157
Fergus Reid, III                 45,800,715,075   1,703,249,189
Frederick W. Ruebeck             45,720,032,139   1,783,932,125
James J. Schonbachler            45,808,737,108   1,695,227,156
Leonard M. Spalding              45,803,334,227   1,700,630,037

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which each of the JPMorgan Funds would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. The following Funds approved the Agreement and Plan of Reorganization by the following votes:

                                                                               BROKER
                                   FOR           AGAINST       ABSTAIN        NON-VOTES
----------------------------------------------------------------------------------------
JPMorgan Prime Money
 Market Fund                 25,646,727,013    68,436,301    464,512,642     782,865,325
JPMorgan Federal Money
 Market Fund                  1,307,347,570    42,265,591     25,582,395      72,020,872
JPMorgan 100% U.S.
 Treasury Securities
 Money Market Fund            2,025,177,914    59,591,046     88,431,119      69,101,492
JPMorgan Tax Free Money
 Market Fund                  6,667,841,563    66,526,702    329,353,345     286,896,465
JPMorgan California
 Municipal Money
 Market Fund                     85,512,388        14,392        257,817       2,740,518
JPMorgan New York
 Municipal Money
 Market Fund                    658,647,832    25,279,233     47,542,716      99,920,667

To approve the amendment of certain of the JPMorgan Fund's fundamental investment restrictions on borrowing in order to make them simpler, more flexible and consistent with the borrowing restrictions for the other JPMorgan Funds. A majority of the shareholders of the following Funds approved the proposal by the following votes:

                                                                                BROKER
                                  FOR             AGAINST         ABSTAIN      NON-VOTES
------------------------------------------------------------------------------------------
JPMorgan Prime Money
 Market Fund                 24,102,642,634    1,145,021,792    932,011,529    782,865,325
JPMorgan Federal Money
 Market Fund                  1,283,918,526       64,693,216     26,583,812     72,020,872
JPMorgan 100% U.S.
 Treasury Securities Money
 Market Fund                  1,600,140,487      481,855,175     91,204,416     69,101,492
JPMorgan Tax Free Money
 Market Fund                  6,403,927,455      133,947,771    525,846,384    286,896,465
JPMorgan California
 Municipal Money
 Market Fund                     85,085,834          440,946        257,817      2,740,518
JPMorgan New York
 Municipal Money
 Market Fund                    652,028,214       30,747,821     48,693,745     99,920,667

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CALL 1-800-766-7722 (INSTITUTIONAL INVESTORS) OR 1-800-480-4111 (RETAIL INVESTORS) FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US ONLINE AT www.jpmorganfleming.com/cash. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center                               PRSRT STD
6112 W. 73rd Street                                             U.S. POSTAGE
Bedford Park, IL 60638                                          PAID
                                                                PERMIT 2891
                                                                KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2005 All rights reserved. February 2005.                     SAN-MMKT-205

SEMI-ANNUAL REPORT
SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

JPMORGAN FUNDS

TAX FREE FUNDS

CALIFORNIA TAX FREE BOND FUND
INTERMEDIATE TAX FREE BOND FUND
NEW JERSEY TAX FREE BOND FUND
NEW YORK TAX FREE BOND FUND

[JPMORGAN ASSET MANAGEMENT LOGO]

JPMORGAN ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make, which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                               1

Fund Commentaries:

JPMorgan California Tax Free Bond Fund           3

JPMorgan Intermediate Tax Free Bond Fund         6

JPMorgan New Jersey Tax Free Bond Fund           9

JPMorgan New York Tax Free Bond Fund            12

Portfolio of Investments                        15

Financial Statements                            54

Notes to Financial Statements                   60

Financial Highlights                            82

HIGHLIGHTS

- While U.S. economy continued to expand with increased business and consumer spending and higher GDP, international growth lagged.

- Inflation remained tame as the Fed raised short-term rates, although higher commodity prices hinted at an increased inflation rate.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

JPMORGAN TAX FREE FUNDS

PRESIDENT'S LETTER MARCH 7, 2005

[PHOTO OF GEORGE C.W. GATCH]

"DRIVEN BY INCREASED CONSUMER AND CAPITAL SPENDING, THE U.S. GROSS DOMESTIC PRODUCT GREW AT 3.8%."

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Tax Free Funds for the six-month period ending February 28, 2005. Inside you'll find in-depth information on some of our tax-free funds along with an update from the portfolio management team.

DESPITE SOFT SPOT, U.S. ECONOMY CONTINUES TO GROW

The U.S. economy softened early in the period, largely in response to higher oil prices. However, by the fourth quarter, it had strengthened again. Driven by increased consumer and capital spending, the U.S. gross domestic product (GDP) grew at 3.8%. Housing market activity, including sales, new housing starts and permits, was stronger than expected. Meanwhile, the international growth environment experienced some deterioration. Inflation was well behaved, trending near 1.5%.

Economic data released in January and February suggested that economic growth would remain firm through the end of the first quarter. Businesses appeared likely to make a strong contribution to the economic expansion despite the expiration of some tax incentives, core capital goods orders -- an important forward-looking indicator of business investment -- increased by 4.4% in January after a gain of 3.4% in December. Although the trade deficit seemed to act as a drag on the economy, domestic demand for goods and services was strong. The job picture continued to be mixed. While 124,000 new jobs were added to payrolls in January, unemployment was 5.2%.

FEDERAL RESERVE MAINTAINS PATTERN OF MEASURED INTEREST-RATE INCREASES

Over the period, the Federal Reserve Board (the Fed) maintained a steady pattern of interest-rate increases. In November and again in December, it raised short-term interest rates by a quarter of a percent. The Fed also reaffirmed its intent to raise rates at a measured pace and to "respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability."

In early 2005, investors began to speculate that the Fed could begin raising interest rates more aggressively. Although inflation grew by a modest 1.6% in 2004, economic data released in February hinted that it could be on the rise. However, the Fed raised rates just a quarter of a percent in February, moving the fed funds rate (the rate charged by banks for overnight loans) to 2.50%.

During the first half of January, short-dated municipal yields fell dramatically in anticipation of municipal market inflows, a trend that reversed when inflows failed to materialize. However, short-term municipals still underperformed equivalent-maturity Treasuries in January. Despite increased supply along the yield curve in February, short-term municipal securities outperformed equivalent-maturity Treasuries.

In the months ahead, you may rest assured that your portfolio managers will continue to work hard on your behalf. They will look for opportunities to obtain the highest possible yields while focusing on the preservation of your principal.

For all of us here at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN CALIFORNIA TAX FREE BOND FUND

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS
Fund Inception                            12/23/96
Fiscal Year End                          AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                               $116.1
Primary Benchmark                LEHMAN CALIFORNIA
                                       COMPETITIVE
                                      INTERMEDIATE
                                 BOND INDEX (1-17)
                                             INDEX
Average Credit Quality                         AA+
Duration                                 5.7 YEARS

Q:   HOW DID THE PORTFOLIO PERFORM?

A: The JPMorgan California Tax Free Bond Fund, which seeks to provide high after-tax total return for California residents consistent with moderate risk of capital, had a total return of 0.68% (Institutional Shares) for the six-month period ended February 28, 2005. This compares with the 1.62% return of its benchmark, the Lehman California Competitive Intermediate Bond Index (1-17).

Q:   WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: Our high-quality bias hurt performance when lower-quality issues outperformed. The Fund was overweight insured paper and high-quality uninsured paper. We were underweight hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. As municipalities continue to struggle with budget deficits, we continue to be concerned about the stability of these credits. We also made what we consider a prudent decision to avoid the risks specific to airport and tobacco debt. Our underweight to the short end of the yield curve added to performance as the yield curve flattened.

Q:   HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot earlier in 2004. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue. Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase. Unemployment fell in January to 5.2%, its lowest level in more than three years, but rose to 5.4% in February. Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%.

     Despite the new supply in October and weak demand throughout the quarter, short- to intermediate-term municipals kept pace with the broad taxable market. During the first half of January, short-dated municipal yields fell dramatically in anticipation of municipal market inflows, a trend that reversed during the second half of the month when they failed to materialize.

     Although California's economy has been resilient, investors were troubled by the state's large budget deficit. Moody's Investors Service, Standard & Poor's and Fitch Ratings maintained their negative credit ratings. We overweighted the short end of the yield curve. The Portfolio was overweight in insured paper and high-quality uninsured paper. When California spreads widened, we bought high-quality issues that were not State of California general obligation bonds and funded those purchases with out-of-state paper. When California spreads stabilized, we increased our weightings. We sold into strong retail demand, took profits on long-term securities and purchased select issues at attractive prices. We also added several issues that could outperform as rates rise and retail demand increases.

[CHART]

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2005

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA                     63.7%
AA                      10.4%
AA-                      6.1%
A+                       5.6%
A-                       4.0%
BBB+                     3.7%
BBB                      3.6%
AA+                      2.3%
A                        0.6%

                                             SEMI-ANNUAL REPORT FEBRUARY 28 2005

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                                                                 SINCE
                                                                             INCEPTION
                                       1 YEAR      3 YEARS     5 YEARS       (12/23/96)
                                       -----------------------------------------------
CLASS A SHARES

          Without Sales Charge           0.70%        3.65%       5.44%           4.97%
             With Sales Charge*         (3.87%)       2.09%       4.47%           4.38%
                                       -----------------------------------------------
CLASS C SHARES

          Without Sales Charge           0.69%        3.65%       5.44%           4.97%
             With Sales Charge***       (0.27%)       3.65%       5.44%           4.97%
                                       -----------------------------------------------
INSTITUTIONAL SHARES                     0.86%        3.86%       5.63%           5.12%
                                       -----------------------------------------------
SELECT SHARES                            0.75%        3.67%       5.43%           4.96%

  *  Sales Charge for Class A Shares is 4.50%.
***  Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (12/23/96 TO 02/28/05)

                             JPMORGAN CALIFORNIA                LEHMAN CALIFORNIA COMPETITIVE     LIPPER CALIFORNIA MUNICIPAL
                   TAX FREE BOND FUND (INSTITUTIONAL SHARES)    INTERMEDIATE BOND INDEX (1-17)         DEBT FUNDS INDEX
12/23/96                                     $     3,000,000                   $     3,000,000                $     3,000,000
12/31/96                                     $     3,009,300                   $     3,000,000                $     3,000,000
1/31/97                                      $     3,003,281                   $     3,010,800                $     2,996,400
2/28/97                                      $     3,028,809                   $     3,034,585                $     3,023,667
3/31/97                                      $     2,999,127                   $     2,999,688                $     2,981,941
4/30/97                                      $     3,016,822                   $     3,018,886                $     3,009,076
5/31/97                                      $     3,061,169                   $     3,061,150                $     3,055,115
6/30/97                                      $     3,090,250                   $     3,089,925                $     3,087,805
7/31/97                                      $     3,165,343                   $     3,167,482                $     3,182,909
8/31/97                                      $     3,135,906                   $     3,140,875                $     3,148,534
9/30/97                                      $     3,174,791                   $     3,166,630                $     3,191,354
10/31/97                                     $     3,179,236                   $     3,187,213                $     3,210,183
11/30/97                                     $     3,193,224                   $     3,198,369                $     3,229,444
12/31/97                                     $     3,241,761                   $     3,236,749                $     3,280,792
1/31/98                                      $     3,265,102                   $     3,274,295                $     3,312,944
2/28/98                                      $     3,266,734                   $     3,280,189                $     3,312,281
3/31/98                                      $     3,258,894                   $     3,277,565                $     3,312,944
4/30/98                                      $     3,238,363                   $     3,263,799                $     3,291,410
5/31/98                                      $     3,287,586                   $     3,309,166                $     3,347,364
6/30/98                                      $     3,295,477                   $     3,320,748                $     3,361,088
7/31/98                                      $     3,303,386                   $     3,332,371                $     3,367,810
8/31/98                                      $     3,355,910                   $     3,383,023                $     3,425,063
9/30/98                                      $     3,408,933                   $     3,431,400                $     3,476,781
10/31/98                                     $     3,410,296                   $     3,436,204                $     3,464,960
11/30/98                                     $     3,421,209                   $     3,447,887                $     3,480,552
12/31/98                                     $     3,423,262                   $     3,452,714                $     3,482,641
1/31/99                                      $     3,470,503                   $     3,494,837                $     3,521,298
2/28/99                                      $     3,448,986                   $     3,484,353                $     3,504,044
3/31/99                                      $     3,453,125                   $     3,493,063                $     3,510,701
4/30/99                                      $     3,450,708                   $     3,495,858                $     3,515,968
5/31/99                                      $     3,431,729                   $     3,476,281                $     3,488,191
6/30/99                                      $     3,382,998                   $     3,432,828                $     3,430,985
7/31/99                                      $     3,407,356                   $     3,455,484                $     3,437,504
8/31/99                                      $     3,398,156                   $     3,443,044                $     3,394,879
9/30/99                                      $     3,413,108                   $     3,459,915                $     3,392,502
10/31/99                                     $     3,391,264                   $     3,438,464                $     3,333,812
11/30/99                                     $     3,420,090                   $     3,469,066                $     3,367,484
12/31/99                                     $     3,402,647                   $     3,443,048                $     3,332,125
1/31/2000                                    $     3,404,689                   $     3,454,410                $     3,308,467
2/29/2000                                    $     3,434,650                   $     3,483,082                $     3,362,395
3/31/2000                                    $     3,489,604                   $     3,534,632                $     3,448,809
4/30/2000                                    $     3,475,297                   $     3,514,131                $     3,417,424
5/31/2000                                    $     3,471,474                   $     3,519,050                $     3,400,337
6/30/2000                                    $     3,547,500                   $     3,592,247                $     3,498,607
7/31/2000                                    $     3,585,813                   $     3,632,121                $     3,554,935
8/31/2000                                    $     3,638,165                   $     3,689,145                $     3,632,077
9/30/2000                                    $     3,630,161                   $     3,674,757                $     3,609,558
10/31/2000                                   $     3,657,751                   $     3,697,908                $     3,642,766
11/30/2000                                   $     3,674,576                   $     3,716,768                $     3,669,722
12/31/2000                                   $     3,748,803                   $     3,776,979                $     3,764,034
1/31/2001                                    $     3,791,539                   $     3,826,458                $     3,779,843
2/28/2001                                    $     3,797,226                   $     3,835,641                $     3,791,938
3/31/2001                                    $     3,814,694                   $     3,852,902                $     3,816,586
4/30/2001                                    $     3,752,133                   $     3,797,420                $     3,741,781
5/31/2001                                    $     3,805,413                   $     3,849,824                $     3,788,179
6/30/2001                                    $     3,829,387                   $     3,870,228                $     3,812,423
7/31/2001                                    $     3,879,169                   $     3,924,024                $     3,875,710
8/31/2001                                    $     3,951,710                   $     3,996,226                $     3,974,928
9/30/2001                                    $     3,941,830                   $     3,985,437                $     3,950,283
10/31/2001                                   $     4,002,140                   $     4,026,088                $     3,991,761
11/30/2001                                   $     3,958,917                   $     3,997,100                $     3,955,835
12/31/2001                                   $     3,920,912                   $     3,967,522                $     3,911,134
1/31/2002                                    $     3,985,607                   $     4,035,763                $     3,965,499
2/28/2002                                    $     4,031,043                   $     4,082,981                $     4,009,120
3/31/2002                                    $     3,942,763                   $     3,998,055                $     3,917,311
4/30/2002                                    $     4,016,098                   $     4,072,419                $     3,986,256
5/31/2002                                    $     4,045,014                   $     4,107,849                $     4,016,152
6/30/2002                                    $     4,076,970                   $     4,139,069                $     4,047,478
7/31/2002                                    $     4,116,924                   $     4,183,357                $     4,093,215
8/31/2002                                    $     4,172,091                   $     4,236,904                $     4,151,339
9/30/2002                                    $     4,257,619                   $     4,320,795                $     4,262,179
10/31/2002                                   $     4,166,080                   $     4,229,626                $     4,147,527
11/30/2002                                   $     4,150,665                   $     4,228,357                $     4,135,914
12/31/2002                                   $     4,237,414                   $     4,298,548                $     4,223,181
1/31/2003                                    $     4,211,566                   $     4,283,073                $     4,187,707
2/28/2003                                    $     4,262,947                   $     4,342,179                $     4,252,197
3/31/2003                                    $     4,260,816                   $     4,346,522                $     4,249,221
4/30/2003                                    $     4,293,624                   $     4,373,905                $     4,284,914
5/31/2003                                    $     4,386,366                   $     4,460,508                $     4,389,895
6/30/2003                                    $     4,356,539                   $     4,428,392                $     4,354,776
7/31/2003                                    $     4,215,823                   $     4,299,083                $     4,188,859
8/31/2003                                    $     4,241,118                   $     4,336,485                $     4,216,924
9/30/2003                                    $     4,358,172                   $     4,450,101                $     4,338,371
10/31/2003                                   $     4,335,946                   $     4,423,846                $     4,325,790
11/30/2003                                   $     4,361,528                   $     4,453,043                $     4,379,430
12/31/2003                                   $     4,397,292                   $     4,483,324                $     4,415,779
1/31/2004                                    $     4,419,279                   $     4,504,395                $     4,436,533
2/29/2004                                    $     4,477,613                   $     4,574,664                $     4,513,729
3/31/2004                                    $     4,449,404                   $     4,558,653                $     4,487,098
4/30/2004                                    $     4,357,747                   $     4,464,288                $     4,377,613
5/31/2004                                    $     4,341,623                   $     4,454,913                $     4,360,540
6/30/2004                                    $     4,362,463                   $     4,483,870                $     4,381,035
7/31/2004                                    $     4,409,141                   $     4,533,641                $     4,437,988
8/31/2004                                    $     4,485,419                   $     4,617,060                $     4,526,748
9/30/2004                                    $     4,493,941                   $     4,634,605                $     4,554,814
10/31/2004                                   $     4,524,051                   $     4,671,219                $     4,595,352
11/30/2004                                   $     4,494,192                   $     4,634,783                $     4,559,967
12/31/2004                                   $     4,523,854                   $     4,679,277                $     4,619,703
1/31/2005                                    $     4,546,473                   $     4,711,564                $     4,672,829
2/28/2005                                    $     4,515,690                   $     4,691,775                $     4,657,409

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 12/23/96.

Returns for the Select Shares prior to 4/21/97 (offering date of Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class C Shares prior to 2/19/05 (offering date of Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan California Tax Free Bond Fund, Lehman California Competitive Intermediate Bond Index (1-17), and Lipper California Municipal Debt Funds Index from December 23, 1996 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman California Competitive Intermediate Bond Index (1-17) is an unmanaged index of California general obligation and revenue bonds which measures California-tax exempt bond market performance and reflects the universe of securities in which the funds invest. The Lipper California Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN INTERMEDIATE TAX FREE BOND FUND

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS
Fund Inception                                             1/1/97
Fiscal Year End                                         AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                            $2,058.8
Primary Benchmark                                          LEHMAN
                                                      COMPETITIVE
                                                     INTERMEDIATE
                                                      (1-17 YEAR)
                                                 MATURITIES INDEX
Average Credit Quality                                        AA+
Duration                                                5.1 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: The JPMorgan Intermediate Tax Free Bond Fund, which seeks to provide monthly dividends that are excluded from gross income, had a total return of 0.64% (Select Shares) for the six-month period ended February 28, 2005. This compares with the 0.90% return of its benchmark, the Lehman Competitive Intermediate (1-17 Year) Maturities Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: The most significant detractor was our high-quality bias at a time when lower-quality issues performed better. More specifically, our overweight of insured and high-quality revenue bonds hindered performance. We overweighted the 15-year part of the curve and the revenue sector of the municipal market, which was positive, but our overweight of three- to four-year paper detracted.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot earlier in 2004. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue. Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase.

Unemployment fell in January to 5.2%, its lowest level in more than three years, but rose to 5.4% in February. Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%.

Despite the new supply in October and weak demand throughout the quarter, short- to intermediate-term municipals kept pace with the broad taxable market. During the first half of January, short-dated municipal yields fell dramatically in anticipation of municipal market inflows, a trend that reversed during the second half of the month when they failed to materialize.

We overweighted the 15-year part of the yield curve as well as the revenue sector of the market. Our focus remained on high-quality, liquid issues; we were underweight hospitals, airports, tobacco debt and other high-yield sectors. As spreads tightened, we removed our overweight to New York and purchased more high-quality general market issues, such as pre-refunded bonds (secured by an escrow fund of U.S. government obligations). We added housing issues, and continued to unwind our overweight in California paper.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2005

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA           59.7%
AA-           10.4%
AA             9.8%
A              7.1%
AA+            3.1%
BBB+           2.6%
BBB            2.2%
A-             1.9%
A+             1.8%
BBB-           0.6%
Not Rated      0.6%
BB+            0.2%

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                 ---------------------------------------------
CLASS A SHARES
       Without Sales Charge          1.48%        4.45%       5.93%       5.65%
          With Sales Charge*        (3.10%)       2.84%       4.96%       5.16%
                                 ---------------------------------------------
CLASS B SHARES
       Without Sales Charge         (0.63%)       3.68%       5.46%       5.41%
          With Sales Charge**       (5.44%)       2.75%       5.13%       5.41%
                                 ---------------------------------------------
CLASS C SHARES
       Without Sales Charge         (0.63%)       3.65%       5.44%       5.40%
          With Sales Charge***      (1.60%)       3.65%       5.44%       5.40%
                                 ---------------------------------------------
INSTITUTIONAL SHARES                 0.61%        4.24%       5.82%       5.59%
                                 ---------------------------------------------
SELECT SHARES                        0.57%        4.11%       5.73%       5.54%

  *  Sales Charge for Class A Shares is 4.50%
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

TEN YEAR FUND PERFORMANCE (02/28/95 TO 02/28/05)

            JPMORGAN INTERMEDIATE TAX FREE    LEHMAN COMPETITIVE INTERMEDIATE    LIPPER INTERMEDIATE MUNICIPAL
              BOND FUND (SELECT SHARES)        (1-17 YEAR) MATURITIES INDEX             DEBT FUNDS INDEX
02/28/95                     $   1,000,000                      $   1,000,000                    $   1,000,000
03/31/95                     $   1,009,300                      $   1,011,300                    $   1,008,800
04/30/95                     $   1,015,760                      $   1,013,323                    $   1,011,019
05/31/95                     $   1,036,887                      $   1,040,885                    $   1,034,778
06/30/95                     $   1,030,770                      $   1,036,617                    $   1,031,571
07/31/95                     $   1,042,211                      $   1,048,849                    $   1,040,958
08/31/95                     $   1,051,695                      $   1,061,436                    $   1,051,159
09/30/95                     $   1,054,325                      $   1,067,274                    $   1,056,415
10/31/95                     $   1,068,769                      $   1,077,946                    $   1,066,451
11/30/95                     $   1,079,136                      $   1,091,313                    $   1,077,755
12/31/95                     $   1,089,819                      $   1,098,625                    $   1,084,653
01/31/96                     $   1,104,314                      $   1,108,952                    $   1,093,113
02/29/96                     $   1,101,884                      $   1,104,849                    $   1,089,725
03/31/96                     $   1,082,381                      $   1,093,690                    $   1,078,718
04/30/96                     $   1,080,866                      $   1,091,283                    $   1,076,777
05/31/96                     $   1,078,380                      $   1,090,192                    $   1,076,777
06/30/96                     $   1,085,066                      $   1,099,459                    $   1,083,453
07/31/96                     $   1,097,869                      $   1,108,914                    $   1,092,987
08/31/96                     $   1,096,442                      $   1,109,358                    $   1,093,424
09/30/96                     $   1,105,323                      $   1,120,118                    $   1,103,374
10/31/96                     $   1,117,371                      $   1,132,216                    $   1,114,187
11/30/96                     $   1,137,819                      $   1,151,011                    $   1,130,677
12/31/96                     $   1,131,106                      $   1,147,327                    $   1,127,625
01/31/97                     $   1,134,273                      $   1,151,687                    $   1,130,444
02/28/97                     $   1,143,574                      $   1,161,246                    $   1,138,922
03/31/97                     $   1,130,195                      $   1,147,892                    $   1,127,305
04/30/97                     $   1,137,541                      $   1,155,468                    $   1,133,167
05/31/97                     $   1,152,443                      $   1,170,373                    $   1,146,538
06/30/97                     $   1,164,082                      $   1,181,492                    $   1,157,087
07/31/97                     $   1,192,137                      $   1,209,257                    $   1,182,195
08/31/97                     $   1,183,315                      $   1,200,309                    $   1,173,092
09/30/97                     $   1,196,095                      $   1,213,032                    $   1,185,527
10/31/97                     $   1,203,630                      $   1,219,704                    $   1,191,218
11/30/97                     $   1,208,806                      $   1,225,070                    $   1,195,863
12/31/97                     $   1,224,278                      $   1,240,506                    $   1,211,171
01/31/98                     $   1,236,521                      $   1,252,911                    $   1,221,344
02/28/98                     $   1,235,656                      $   1,253,913                    $   1,221,955
03/31/98                     $   1,236,397                      $   1,254,666                    $   1,222,688
04/30/98                     $   1,230,091                      $   1,249,522                    $   1,217,064
05/31/98                     $   1,250,388                      $   1,267,265                    $   1,233,372
06/30/98                     $   1,253,264                      $   1,271,827                    $   1,237,566
07/31/98                     $   1,257,400                      $   1,275,261                    $   1,240,412
08/31/98                     $   1,279,027                      $   1,293,497                    $   1,258,274
09/30/98                     $   1,294,631                      $   1,308,631                    $   1,271,864
10/31/98                     $   1,295,149                      $   1,310,725                    $   1,272,245
11/30/98                     $   1,296,703                      $   1,314,395                    $   1,275,044
12/31/98                     $   1,304,613                      $   1,318,470                    $   1,279,124
01/31/99                     $   1,323,138                      $   1,335,346                    $   1,293,450
02/28/99                     $   1,313,347                      $   1,329,470                    $   1,286,595
03/31/99                     $   1,311,377                      $   1,330,135                    $   1,286,338
04/30/99                     $   1,315,311                      $   1,333,993                    $   1,289,940
05/31/99                     $   1,305,973                      $   1,327,589                    $   1,282,329
06/30/99                     $   1,284,163                      $   1,310,464                    $   1,264,889
07/31/99                     $   1,294,436                      $   1,317,409                    $   1,270,834
08/31/99                     $   1,293,659                      $   1,313,589                    $   1,264,988
09/30/99                     $   1,295,082                      $   1,317,004                    $   1,265,747
10/31/99                     $   1,289,255                      $   1,309,760                    $   1,256,887
11/30/99                     $   1,299,311                      $   1,321,417                    $   1,267,571
12/31/99                     $   1,297,362                      $   1,315,735                    $   1,261,867
01/31/00                     $   1,292,043                      $   1,313,367                    $   1,256,314
02/29/00                     $   1,299,020                      $   1,322,823                    $   1,265,988
03/31/00                     $   1,314,088                      $   1,342,930                    $   1,284,092
04/30/00                     $   1,308,438                      $   1,338,498                    $   1,278,699
05/31/00                     $   1,305,559                      $   1,334,081                    $   1,273,456
06/30/00                     $   1,333,498                      $   1,363,298                    $   1,299,689
07/31/00                     $   1,350,033                      $   1,378,839                    $   1,314,506
08/31/00                     $   1,365,289                      $   1,396,213                    $   1,330,805
09/30/00                     $   1,360,920                      $   1,392,164                    $   1,326,946
10/31/00                     $   1,372,352                      $   1,404,832                    $   1,337,960
11/30/00                     $   1,378,390                      $   1,413,121                    $   1,344,382
12/31/00                     $   1,408,439                      $   1,441,948                    $   1,371,404
01/31/01                     $   1,428,016                      $   1,460,261                    $   1,387,175
02/28/01                     $   1,429,873                      $   1,464,058                    $   1,391,614
03/31/01                     $   1,441,455                      $   1,475,770                    $   1,402,330
04/30/01                     $   1,426,175                      $   1,463,669                    $   1,389,709
05/31/01                     $   1,441,863                      $   1,478,452                    $   1,404,023
06/30/01                     $   1,451,956                      $   1,486,879                    $   1,412,727
07/31/01                     $   1,468,944                      $   1,504,722                    $   1,429,680
08/31/01                     $   1,492,741                      $   1,527,142                    $   1,451,268
09/30/01                     $   1,491,995                      $   1,526,837                    $   1,449,237
10/31/01                     $   1,509,152                      $   1,542,258                    $   1,463,149
11/30/01                     $   1,489,081                      $   1,528,994                    $   1,447,933
12/31/01                     $   1,475,977                      $   1,518,291                    $   1,437,073
01/31/02                     $   1,503,135                      $   1,543,343                    $   1,457,911
02/28/02                     $   1,520,120                      $   1,561,709                    $   1,474,239
03/31/02                     $   1,487,438                      $   1,532,817                    $   1,447,408
04/30/02                     $   1,521,649                      $   1,564,087                    $   1,475,633
05/31/02                     $   1,529,561                      $   1,573,002                    $   1,483,601
06/30/02                     $   1,547,151                      $   1,590,305                    $   1,498,734
07/31/02                     $   1,566,491                      $   1,608,912                    $   1,516,119
08/31/02                     $   1,581,842                      $   1,626,288                    $   1,530,067
09/30/02                     $   1,610,948                      $   1,656,212                    $   1,556,690
10/31/02                     $   1,587,428                      $   1,633,190                    $   1,533,029
11/30/02                     $   1,580,761                      $   1,626,494                    $   1,526,743
12/31/02                     $   1,612,218                      $   1,658,699                    $   1,556,973
01/31/03                     $   1,607,220                      $   1,655,879                    $   1,551,368
02/28/03                     $   1,629,400                      $   1,678,068                    $   1,572,777
03/31/03                     $   1,628,911                      $   1,678,907                    $   1,572,305
04/30/03                     $   1,638,359                      $   1,688,980                    $   1,582,368
05/31/03                     $   1,672,928                      $   1,724,449                    $   1,614,490
06/30/03                     $   1,664,898                      $   1,717,379                    $   1,606,901
07/31/03                     $   1,609,624                      $   1,666,544                    $   1,558,373
08/31/03                     $   1,620,408                      $   1,678,543                    $   1,569,905
09/30/03                     $   1,666,752                      $   1,724,871                    $   1,610,095
10/31/03                     $   1,656,918                      $   1,714,177                    $   1,602,205
11/30/03                     $   1,666,362                      $   1,726,862                    $   1,615,023
12/31/03                     $   1,677,527                      $   1,739,123                    $   1,624,551
01/31/04                     $   1,684,237                      $   1,746,949                    $   1,630,725
02/29/04                     $   1,705,964                      $   1,772,279                    $   1,653,555
03/31/04                     $   1,697,604                      $   1,763,772                    $   1,643,303
04/30/04                     $   1,664,501                      $   1,726,910                    $   1,608,958
05/31/04                     $   1,656,012                      $   1,722,938                    $   1,606,866
06/30/04                     $   1,659,655                      $   1,728,796                    $   1,610,883
07/31/04                     $   1,677,580                      $   1,748,677                    $   1,626,992
08/31/04                     $   1,704,757                      $   1,780,153                    $   1,653,837
09/30/04                     $   1,706,802                      $   1,786,740                    $   1,658,964
10/31/04                     $   1,716,531                      $   1,798,711                    $   1,667,923
11/30/04                     $   1,701,254                      $   1,783,422                    $   1,654,579
12/31/04                     $   1,718,437                      $   1,800,543                    $   1,670,794
01/31/05                     $   1,725,310                      $   1,810,085                    $   1,677,979
02/28/05                     $   1,715,254                      $   1,796,148                    $   1,670,763

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 8/31/94, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the Select Shares, which are higher than the expenses of the Institutional Shares.

Returns for Class A, B and C shares prior to 12/31/03 (offering date of A, B and C shares) are calculated using the historical expenses of Select class shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Tax Free Bond Fund, Lehman Competitive Intermediate (1-17 Year) Maturities Index, and Lipper Intermediate Municipal Debt Funds Index from February 28, 1995 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman Competitive Intermediate Bond (1-17 Year)Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN NEW JERSEY TAX FREE BOND FUND

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS
Fund Inception                                               1/1/97
Fiscal Year End                                           AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                                 $64.9
Primary Benchmark                                            LEHMAN
                                                        COMPETITIVE
                                                       INTERMEDIATE
                                                        (1-17 YEAR)
                                                   MATURITIES INDEX
Average Credit Quality                                          AA+
Duration                                                  5.8 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: The JPMorgan New Jersey Tax Free Bond Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New Jersey gross income tax, that states personal income tax, had a total return of 0.78% (Select Shares) for the six-month period ended February 28, 2005. This compares with the 0.90% return of its benchmark, the Lehman Competitive Intermediate (1-17 Year) Maturities Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: We overweighted the 10- to 15-year part of the yield curve, which detracted from performance. Also negative was our overweight to the three- to four-year part of the curve. Our focus on high-quality issues detracted slightly as lower-quality issues outperformed. In particular, our overweight of insured paper detracted from performance.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot earlier in 2004. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue. Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase. Unemployment fell in January to 5.2%, its lowest level in more than three years, but rose to 5.4% in February. Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%.

Despite the new supply in October and weak demand throughout the quarter, short- to intermediate-term municipals kept pace with the broad taxable market. During the first half of January, short-dated municipal yields fell dramatically in anticipation of municipal market inflows, a trend that reversed during the second half of the month when they failed to materialize.

Despite the new supply in October and weak demand throughout the quarter, short- to intermediate-term municipals kept pace with the broad taxable market. During the first half of January, short-dated municipal yields fell dramatically in anticipation of municipal market inflows, a trend that reversed during the second half of the month when they failed to materialize.

We overweighted the 10- to 15-year part of the yield curve. We added modest positions in state general obligations but, as municipalities continue to struggle with budget deficits, we remain concerned about the stability of this investment class. We reduced our holdings in Puerto Rico and purchased high-quality, essential service revenue issues. Taking advantage of strong retail demand, we sold issues that were appealing to the individual investor and replaced them with quality names at attractive prices. Our focus remains on high-quality, liquid issues.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2005

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA     82.0%
A+      11.3%
AA-      2.7%
AA       1.8%
AA+      0.8%
A-       0.6%
BBB+     0.4%
BBB      0.4%

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                 ---------------------------------------------
CLASS A SHARES
       Without Sales Charge          0.32%        4.28%       6.23%       5.40%
          With Sales Charge*        (4.18%)       2.67%       5.26%       4.91%
                                 ---------------------------------------------
CLASS B SHARES
               Without CDSC         (0.27%)       3.56%       5.80%       5.18%
                  With CDSC**       (5.06%)       2.66%       5.47%       5.18%
                                 ---------------------------------------------
CLASS C SHARES
               Without CDSC         (0.27%)       3.56%       5.80%       5.18%
                  With CDSC***      (1.23%)       3.56%       5.80%       5.18%
                                 ---------------------------------------------
SELECT SHARES                        0.54%        4.52%       6.38%       5.47%

  *  Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

TEN YEAR FUND PERFORMANCE (02/28/95 TO 02/28/05)

            JPMORGAN NEW JERSEY TAX FREE    LEHMAN COMPETITIVE INTERMEDIATE    LIPPER NEW JERSEY MUNICIPAL
            BOND FUND (SELECT SHARES)       (1-17 YEAR) MATURITIES INDEX       DEBT FUNDS INDEX
02/28/95                  $    1,000,000                     $    1,000,000                 $    1,000,000
03/31/95                  $    1,008,800                     $    1,011,300                 $    1,008,900
04/30/95                  $    1,015,559                     $    1,013,323                 $    1,010,111
05/31/95                  $    1,031,706                     $    1,040,885                 $    1,039,404
06/30/95                  $    1,030,365                     $    1,036,617                 $    1,029,530
07/31/95                  $    1,039,948                     $    1,048,849                 $    1,035,295
08/31/95                  $    1,048,995                     $    1,061,436                 $    1,045,234
09/30/95                  $    1,050,778                     $    1,067,274                 $    1,052,028
10/31/95                  $    1,060,551                     $    1,077,946                 $    1,068,019
11/30/95                  $    1,068,929                     $    1,091,313                 $    1,086,602
12/31/95                  $    1,076,518                     $    1,098,625                 $    1,097,359
01/31/96                  $    1,088,898                     $    1,108,952                 $    1,103,285
02/29/96                  $    1,089,987                     $    1,104,849                 $    1,093,245
03/31/96                  $    1,074,945                     $    1,093,690                 $    1,076,737
04/30/96                  $    1,074,623                     $    1,091,283                 $    1,073,399
05/31/96                  $    1,074,086                     $    1,090,192                 $    1,074,258
06/30/96                  $    1,080,423                     $    1,099,459                 $    1,084,786
07/31/96                  $    1,091,335                     $    1,108,914                 $    1,094,332
08/31/96                  $    1,090,898                     $    1,109,358                 $    1,093,457
09/30/96                  $    1,097,117                     $    1,120,118                 $    1,108,656
10/31/96                  $    1,106,552                     $    1,132,216                 $    1,120,296
11/30/96                  $    1,122,707                     $    1,151,011                 $    1,138,557
12/31/96                  $    1,110,133                     $    1,147,327                 $    1,134,458
01/31/97                  $    1,113,130                     $    1,151,687                 $    1,135,706
02/28/97                  $    1,121,590                     $    1,161,246                 $    1,144,678
03/31/97                  $    1,109,477                     $    1,147,892                 $    1,131,400
04/30/97                  $    1,116,023                     $    1,155,468                 $    1,140,225
05/31/97                  $    1,130,196                     $    1,170,373                 $    1,155,048
06/30/97                  $    1,141,046                     $    1,181,492                 $    1,166,021
07/31/97                  $    1,164,552                     $    1,209,257                 $    1,198,786
08/31/97                  $    1,157,215                     $    1,200,309                 $    1,186,079
09/30/97                  $    1,169,250                     $    1,213,032                 $    1,200,786
10/31/97                  $    1,175,798                     $    1,219,704                 $    1,207,031
11/30/97                  $    1,180,972                     $    1,225,070                 $    1,213,549
12/31/97                  $    1,195,616                     $    1,240,506                 $    1,232,480
01/31/98                  $    1,206,854                     $    1,252,911                 $    1,243,942
02/28/98                  $    1,205,648                     $    1,253,913                 $    1,243,444
03/31/98                  $    1,204,924                     $    1,254,666                 $    1,244,563
04/30/98                  $    1,198,056                     $    1,249,522                 $    1,238,465
05/31/98                  $    1,218,902                     $    1,267,265                 $    1,257,909
06/30/98                  $    1,222,803                     $    1,271,827                 $    1,262,815
07/31/98                  $    1,225,615                     $    1,275,261                 $    1,265,088
08/31/98                  $    1,247,799                     $    1,293,497                 $    1,284,823
09/30/98                  $    1,261,400                     $    1,308,631                 $    1,299,470
10/31/98                  $    1,260,517                     $    1,310,725                 $    1,297,001
11/30/98                  $    1,263,164                     $    1,314,395                 $    1,300,373
12/31/98                  $    1,269,732                     $    1,318,470                 $    1,303,234
01/31/99                  $    1,286,366                     $    1,335,346                 $    1,317,440
02/28/99                  $    1,275,946                     $    1,329,470                 $    1,309,667
03/31/99                  $    1,274,926                     $    1,330,135                 $    1,310,583
04/30/99                  $    1,278,750                     $    1,333,993                 $    1,313,598
05/31/99                  $    1,268,648                     $    1,327,589                 $    1,303,746
06/30/99                  $    1,250,633                     $    1,310,464                 $    1,283,147
07/31/99                  $    1,258,512                     $    1,317,409                 $    1,286,483
08/31/99                  $    1,252,094                     $    1,313,589                 $    1,270,402
09/30/99                  $    1,250,717                     $    1,317,004                 $    1,265,701
10/31/99                  $    1,240,461                     $    1,309,760                 $    1,246,463
11/30/99                  $    1,251,997                     $    1,321,417                 $    1,259,550
12/31/99                  $    1,244,986                     $    1,315,735                 $    1,245,821
01/31/00                  $    1,237,890                     $    1,313,367                 $    1,235,107
02/29/00                  $    1,250,392                     $    1,322,823                 $    1,251,534
03/31/00                  $    1,271,274                     $    1,342,930                 $    1,279,569
04/30/00                  $    1,265,299                     $    1,338,498                 $    1,270,356
05/31/00                  $    1,260,744                     $    1,334,081                 $    1,262,734
06/30/00                  $    1,292,514                     $    1,363,298                 $    1,295,943
07/31/00                  $    1,309,705                     $    1,378,839                 $    1,314,216
08/31/00                  $    1,328,172                     $    1,396,213                 $    1,333,929
09/30/00                  $    1,322,062                     $    1,392,164                 $    1,324,992
10/31/00                  $    1,333,828                     $    1,404,832                 $    1,339,170
11/30/00                  $    1,346,767                     $    1,413,121                 $    1,348,142
12/31/00                  $    1,387,574                     $    1,441,948                 $    1,383,868
01/31/01                  $    1,400,894                     $    1,460,261                 $    1,393,832
02/28/01                  $    1,406,778                     $    1,464,058                 $    1,400,243
03/31/01                  $    1,420,142                     $    1,475,770                 $    1,412,005
04/30/01                  $    1,399,834                     $    1,463,669                 $    1,396,191
05/31/01                  $    1,414,673                     $    1,478,452                 $    1,411,130
06/30/01                  $    1,427,971                     $    1,486,879                 $    1,424,112
07/31/01                  $    1,445,535                     $    1,504,722                 $    1,445,474
08/31/01                  $    1,470,253                     $    1,527,142                 $    1,468,313
09/30/01                  $    1,459,373                     $    1,526,837                 $    1,455,245
10/31/01                  $    1,484,183                     $    1,542,258                 $    1,473,144
11/30/01                  $    1,461,623                     $    1,528,994                 $    1,458,707
12/31/01                  $    1,446,130                     $    1,518,291                 $    1,445,871
01/31/02                  $    1,473,028                     $    1,543,343                 $    1,469,872
02/28/02                  $    1,492,030                     $    1,561,709                 $    1,488,540
03/31/02                  $    1,459,802                     $    1,532,817                 $    1,461,895
04/30/02                  $    1,493,670                     $    1,564,087                 $    1,488,501
05/31/02                  $    1,503,827                     $    1,573,002                 $    1,497,730
06/30/02                  $    1,520,068                     $    1,590,305                 $    1,510,461
07/31/02                  $    1,539,525                     $    1,608,912                 $    1,529,492
08/31/02                  $    1,555,998                     $    1,626,288                 $    1,544,481
09/30/02                  $    1,588,829                     $    1,656,212                 $    1,573,209
10/31/02                  $    1,558,324                     $    1,633,190                 $    1,541,902
11/30/02                  $    1,545,701                     $    1,626,494                 $    1,536,968
12/31/02                  $    1,583,726                     $    1,658,699                 $    1,570,013
01/31/03                  $    1,575,807                     $    1,655,879                 $    1,563,890
02/28/03                  $    1,600,232                     $    1,678,068                 $    1,585,159
03/31/03                  $    1,601,832                     $    1,678,907                 $    1,584,683
04/30/03                  $    1,614,166                     $    1,688,980                 $    1,597,994
05/31/03                  $    1,654,843                     $    1,724,449                 $    1,632,351
06/30/03                  $    1,646,900                     $    1,717,379                 $    1,623,700
07/31/03                  $    1,583,988                     $    1,666,544                 $    1,569,631
08/31/03                  $    1,596,185                     $    1,678,543                 $    1,580,775
09/30/03                  $    1,646,146                     $    1,724,871                 $    1,621,717
10/31/03                  $    1,634,623                     $    1,714,177                 $    1,616,852
11/30/03                  $    1,648,354                     $    1,726,862                 $    1,635,284
12/31/03                  $    1,661,540                     $    1,739,123                 $    1,647,385
01/31/04                  $    1,669,183                     $    1,746,949                 $    1,654,469
02/29/04                  $    1,694,722                     $    1,772,279                 $    1,679,120
03/31/04                  $    1,682,351                     $    1,763,772                 $    1,669,046
04/30/04                  $    1,639,787                     $    1,726,910                 $    1,631,492
05/31/04                  $    1,632,244                     $    1,722,938                 $    1,624,477
06/30/04                  $    1,636,488                     $    1,728,796                 $    1,629,025
07/31/04                  $    1,659,399                     $    1,748,677                 $    1,647,433
08/31/04                  $    1,690,761                     $    1,780,153                 $    1,674,781
09/30/04                  $    1,696,510                     $    1,786,740                 $    1,684,662
10/31/04                  $    1,709,064                     $    1,798,711                 $    1,698,476
11/30/04                  $    1,689,410                     $    1,783,422                 $    1,686,077
12/31/04                  $    1,707,655                     $    1,800,543                 $    1,706,479
01/31/05                  $    1,715,511                     $    1,810,085                 $    1,725,421
02/28/05                  $    1,703,655                     $    1,796,148                 $    1,721,625

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 08/31/94, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations.

Returns for the Class A and Class B Shares prior to 4/1/02 (offering date of Class A and Class B Shares) are calculated using the historical expenses of the Select Shares which are lower than the expenses of the Class A and Class B Shares.

Returns for the Class C Shares prior to 2/19/05 (offering date of Class C Shares) are calculated using the historical expenses of the Class B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New Jersey Tax Free Bond Fund, Lehman Competitive Intermediate (1-17 Year) Maturities Index, and Lipper New Jersey Municipal Debt Funds Index from February 28, 1995 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman Competitive Intermediate (1-17 Year) Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper New Jersey Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN NEW YORK TAX FREE BOND FUND

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS

Fund Inception                                               1/1/97
Fiscal Year End                                           AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                                $652.7
Primary Benchmark                                         LEHMAN NY
                                                        COMPETITIVE
                                                 INTERMEDIATE (1-17
                                                   YEAR) MATURITIES
                                                              INDEX
Average Credit Quality                                          AA+
Duration                                                  5.1 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: JPMorgan New York Tax Free Bond Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes, had a total return of 0.36% (Select Shares) for the six-month period ended February 28, 2005. This compares with the 1.28% return of its benchmark, the Lehman New York Competitive Intermediate (1-17 Year) Maturities Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: The primary reason for the Fund's underperformance was its overweight to high-quality issues, which detracted as lower-quality sectors outperformed. Also hurting performance was the Fund's overweight to both the insured and pre-refunded sectors. We were overweight the 15- to 20-year part of the yield curve, which enhanced performance. However, our overweight to three- to six-year issues was negative.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot earlier in 2004. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue.

Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase.

Unemployment fell in January to 5.2%, its lowest level in more than three years, but rose to 5.4% in February. Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%.

Despite the new supply in October and weak demand throughout the quarter, short- to intermediate-term municipals kept pace with the broad taxable market. During the first half of January, short-dated municipal yields fell dramatically in anticipation of municipal market inflows, a trend that reversed during the second half of the month when they failed to materialize.

We overweighted the 15- to 20-year part of the yield curve. As spreads tightened on New York issues, we added to our holdings of Puerto Rico bonds and sold New York City holdings. We overweighted insured paper and high-quality uninsured paper, and underweighted hospitals, airports, tobacco debt and other high-yield sectors. As municipalities continue to struggle with budget deficits, we continue to be concerned about the stability of these credits. Our focus remains on high-quality, liquid issues.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 28, 2005

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA           65.8%
A             10.5%
AA            10.1%
AA-            4.6%
BBB+           3.5%
BBB            2.5%
A+             1.0%
AA+            0.9%
A-             0.4%
Not Rated      0.4%
BBB-           0.3%

                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                 ---------------------------------------------
CLASS A SHARES
       Without Sales Charge          0.22%        3.85%       5.61%       5.49%
          With Sales Charge*        (4.23%)       2.25%       4.64%       5.01%
                                 ---------------------------------------------
CLASS B SHARES
               Without CDSC         (0.71%)       3.01%       4.92%       5.15%
                  With CDSC**       (5.48%)       2.08%       4.59%       5.15%
                                 ---------------------------------------------
CLASS C SHARES
               Without CDSC         (0.57%)       3.01%       4.92%       5.15%
                  With CDSC***      (1.53%)       3.01%       4.92%       5.15%
                                 ---------------------------------------------
INSTITUTIONAL SHARES                 0.34%        4.11%       5.81%       5.59%
                                 ---------------------------------------------
SELECT SHARES                        0.26%        3.93%       5.67%       5.52%

  *  Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

TEN YEAR FUND PERFORMANCE (02/28/95 TO 02/28/05)

            JPMORGAN NEW YORK TAX FREE BOND    LEHMAN NY COMPETITIVE INTERMEDIATE    LIPPER NEW YORK INTERMEDIATE MUNICIPAL DEBT
                 FUND (SELECT SHARES)             (1-17 YEAR) MATURITIES INDEX                     FUNDS AVERAGE

02/28/95                     $    1,000,000                        $    1,000,000                                 $    1,000,000
03/31/95                     $    1,008,900                        $    1,010,500                                 $    1,008,400
04/30/95                     $    1,015,054                        $    1,013,430                                 $    1,009,207
05/31/95                     $    1,043,171                        $    1,041,300                                 $    1,041,905
06/30/95                     $    1,033,053                        $    1,036,926                                 $    1,027,006
07/31/95                     $    1,043,693                        $    1,048,540                                 $    1,033,168
08/31/95                     $    1,052,877                        $    1,062,590                                 $    1,044,843
09/30/95                     $    1,059,195                        $    1,067,478                                 $    1,049,858
10/31/95                     $    1,073,070                        $    1,080,501                                 $    1,067,181
11/30/95                     $    1,090,025                        $    1,095,737                                 $    1,088,524
12/31/95                     $    1,100,925                        $    1,103,188                                 $    1,100,062
01/31/96                     $    1,107,310                        $    1,112,896                                 $    1,105,013
02/29/96                     $    1,104,542                        $    1,107,888                                 $    1,095,510
03/31/96                     $    1,087,974                        $    1,098,581                                 $    1,077,434
04/30/96                     $    1,083,513                        $    1,097,373                                 $    1,072,801
05/31/96                     $    1,083,730                        $    1,095,837                                 $    1,072,908
06/30/96                     $    1,091,641                        $    1,105,699                                 $    1,084,066
07/31/96                     $    1,105,832                        $    1,116,424                                 $    1,095,015
08/31/96                     $    1,104,505                        $    1,116,201                                 $    1,092,497
09/30/96                     $    1,115,771                        $    1,129,930                                 $    1,109,758
10/31/96                     $    1,127,041                        $    1,141,569                                 $    1,120,523
11/30/96                     $    1,146,313                        $    1,160,519                                 $    1,140,580
12/31/96                     $    1,135,309                        $    1,157,617                                 $    1,134,877
01/31/97                     $    1,139,169                        $    1,161,669                                 $    1,134,423
02/28/97                     $    1,148,965                        $    1,171,427                                 $    1,144,406
03/31/97                     $    1,136,212                        $    1,159,127                                 $    1,129,987
04/30/97                     $    1,144,961                        $    1,167,821                                 $    1,139,705
05/31/97                     $    1,160,189                        $    1,184,053                                 $    1,157,028
06/30/97                     $    1,170,282                        $    1,196,012                                 $    1,168,714
07/31/97                     $    1,200,359                        $    1,226,152                                 $    1,204,944
08/31/97                     $    1,187,515                        $    1,216,710                                 $    1,191,329
09/30/97                     $    1,199,390                        $    1,229,607                                 $    1,204,791
10/31/97                     $    1,206,466                        $    1,237,108                                 $    1,211,778
11/30/97                     $    1,213,343                        $    1,242,799                                 $    1,218,685
12/31/97                     $    1,231,058                        $    1,258,707                                 $    1,237,697
01/31/98                     $    1,241,522                        $    1,270,790                                 $    1,249,826
02/28/98                     $    1,241,274                        $    1,272,188                                 $    1,249,701
03/31/98                     $    1,241,398                        $    1,274,351                                 $    1,250,201
04/30/98                     $    1,234,446                        $    1,267,214                                 $    1,240,325
05/31/98                     $    1,255,308                        $    1,287,997                                 $    1,262,402
06/30/98                     $    1,258,697                        $    1,293,535                                 $    1,267,326
07/31/98                     $    1,263,984                        $    1,296,252                                 $    1,269,227
08/31/98                     $    1,286,862                        $    1,315,436                                 $    1,290,423
09/30/98                     $    1,304,363                        $    1,330,695                                 $    1,306,811
10/31/98                     $    1,300,842                        $    1,333,623                                 $    1,301,715
11/30/98                     $    1,302,403                        $    1,337,223                                 $    1,306,141
12/31/98                     $    1,310,478                        $    1,341,369                                 $    1,308,753
01/31/99                     $    1,328,562                        $    1,359,343                                 $    1,322,887
02/28/99                     $    1,318,996                        $    1,352,954                                 $    1,315,876
03/31/99                     $    1,317,150                        $    1,353,495                                 $    1,315,481
04/30/99                     $    1,320,574                        $    1,357,962                                 $    1,318,638
05/31/99                     $    1,311,198                        $    1,351,172                                 $    1,308,221
06/30/99                     $    1,288,646                        $    1,333,742                                 $    1,286,374
07/31/99                     $    1,297,666                        $    1,340,677                                 $    1,287,918
08/31/99                     $    1,291,827                        $    1,337,862                                 $    1,271,046
09/30/99                     $    1,293,506                        $    1,340,939                                 $    1,266,216
10/31/99                     $    1,283,805                        $    1,332,491                                 $    1,245,577
11/30/99                     $    1,296,258                        $    1,345,550                                 $    1,258,406
12/31/99                     $    1,292,110                        $    1,339,764                                 $    1,246,577
01/31/00                     $    1,287,329                        $    1,336,146                                 $    1,237,103
02/29/00                     $    1,299,430                        $    1,346,836                                 $    1,255,165
03/31/00                     $    1,317,622                        $    1,366,903                                 $    1,285,038
04/30/00                     $    1,312,747                        $    1,362,119                                 $    1,275,271
05/31/00                     $    1,308,021                        $    1,357,488                                 $    1,265,834
06/30/00                     $    1,336,012                        $    1,388,575                                 $    1,300,645
07/31/00                     $    1,352,579                        $    1,404,265                                 $    1,319,244
08/31/00                     $    1,371,109                        $    1,421,678                                 $    1,339,296
09/30/00                     $    1,364,117                        $    1,418,124                                 $    1,330,993
10/31/00                     $    1,376,939                        $    1,431,454                                 $    1,345,501
11/30/00                     $    1,385,752                        $    1,439,900                                 $    1,355,861
12/31/00                     $    1,420,396                        $    1,469,274                                 $    1,394,774
01/31/01                     $    1,437,298                        $    1,487,493                                 $    1,404,259
02/28/01                     $    1,439,885                        $    1,489,873                                 $    1,409,033
03/31/01                     $    1,450,829                        $    1,503,878                                 $    1,421,714
04/30/01                     $    1,435,740                        $    1,494,403                                 $    1,404,227
05/31/01                     $    1,452,825                        $    1,509,646                                 $    1,420,376
06/30/01                     $    1,463,721                        $    1,517,647                                 $    1,431,881
07/31/01                     $    1,478,651                        $    1,535,252                                 $    1,453,789
08/31/01                     $    1,503,641                        $    1,558,895                                 $    1,479,230
09/30/01                     $    1,491,762                        $    1,551,101                                 $    1,462,515
10/31/01                     $    1,508,470                        $    1,566,456                                 $    1,477,140
11/30/01                     $    1,492,329                        $    1,554,551                                 $    1,462,959
12/31/01                     $    1,479,196                        $    1,544,447                                 $    1,447,306
01/31/02                     $    1,506,414                        $    1,570,548                                 $    1,471,476
02/28/02                     $    1,524,792                        $    1,590,808                                 $    1,491,635
03/31/02                     $    1,494,144                        $    1,561,696                                 $    1,463,741
04/30/02                     $    1,525,819                        $    1,593,086                                 $    1,488,332
05/31/02                     $    1,528,413                        $    1,599,140                                 $    1,496,667
06/30/02                     $    1,545,684                        $    1,617,210                                 $    1,510,586
07/31/02                     $    1,563,305                        $    1,634,514                                 $    1,529,619
08/31/02                     $    1,578,938                        $    1,652,985                                 $    1,547,516
09/30/02                     $    1,611,149                        $    1,682,408                                 $    1,582,335
10/31/02                     $    1,586,015                        $    1,659,022                                 $    1,548,948
11/30/02                     $    1,573,485                        $    1,649,898                                 $    1,541,513
12/31/02                     $    1,608,574                        $    1,683,225                                 $    1,576,197
01/31/03                     $    1,602,622                        $    1,681,374                                 $    1,565,636
02/28/03                     $    1,626,341                        $    1,703,736                                 $    1,589,277
03/31/03                     $    1,622,600                        $    1,703,907                                 $    1,586,417
04/30/03                     $    1,633,796                        $    1,713,960                                 $    1,598,473
05/31/03                     $    1,671,210                        $    1,749,267                                 $    1,636,677
06/30/03                     $    1,662,854                        $    1,742,095                                 $    1,627,348
07/31/03                     $    1,602,160                        $    1,692,620                                 $    1,567,950
08/31/03                     $    1,615,618                        $    1,705,145                                 $    1,582,532
09/30/03                     $    1,664,087                        $    1,751,696                                 $    1,626,526
10/31/03                     $    1,651,273                        $    1,741,711                                 $    1,621,321
11/30/03                     $    1,664,649                        $    1,755,296                                 $    1,639,156
12/31/03                     $    1,675,802                        $    1,766,355                                 $    1,651,449
01/31/04                     $    1,683,008                        $    1,774,303                                 $    1,658,055
02/29/04                     $    1,707,748                        $    1,798,966                                 $    1,683,755
03/31/04                     $    1,694,427                        $    1,790,331                                 $    1,672,642
04/30/04                     $    1,655,794                        $    1,755,420                                 $    1,632,833
05/31/04                     $    1,651,158                        $    1,751,382                                 $    1,626,792
06/30/04                     $    1,655,616                        $    1,756,986                                 $    1,631,510
07/31/04                     $    1,673,994                        $    1,776,840                                 $    1,652,067
08/31/04                     $    1,706,134                        $    1,808,113                                 $    1,681,969
09/30/04                     $    1,708,182                        $    1,815,345                                 $    1,690,379
10/31/04                     $    1,717,235                        $    1,827,327                                 $    1,702,888
11/30/04                     $    1,700,750                        $    1,812,708                                 $    1,687,902
12/31/04                     $    1,717,757                        $    1,828,841                                 $    1,709,170
01/31/05                     $    1,724,628                        $    1,837,802                                 $    1,724,381
02/28/05                     $    1,711,759                        $    1,831,186                                 $    1,719,553

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 1/1/97.

Returns prior to 1/1/97 for the Select Shares include performance of a predecessor account for the period dating back to 08/31/94, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New York Tax Free Bond Fund, Lehman NY Competitive Intermediate (1-17 Year) Maturities Index, and Lipper New York Intermediate Municipal Debt Funds Average from February 28, 1995 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman NY Competitive Intermediate (1-17 Year) Maturities Index represents the performance of NY municipal bonds with maturities from 1 to 17 years. The Lipper New York Intermediate Municipal Debt Funds Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN CALIFORNIA TAX FREE BOND FUND

PORTFOLIO OF INVESTMENTS             AS OF FEBRUARY 28, 2005         (UNAUDITED)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 101.1%

             STATE AND MUNICIPAL OBLIGATIONS -- 101.1%

             CALIFORNIA -- 88.6%
$    2,185   Alhambra Unified School District,
             GO, FSA, 5.50%, 09/01/23                             $    2,539
     3,135   Anaheim Public Financing Authority,
             Distribution System, Second Lien,
             Rev., MBIA, 5.25%, 10/01/16 +                             3,473
       260   Burlingame Financing Authority, Rev.,
             4.75%, 10/15/11 +                                           282
       667   California Educational Facilities Authority,
             Rev., 1.65%, 05/01/28 # (i) +                               665
       750   California Educational Facilities Authority,
             Stanford University, Ser. P, Rev.,
             5.25%, 12/01/13                                             851
     1,100   California Educational Facilities Authority,
             University of Southern California, Ser. A,
             Rev., 5.60%, 10/01/06                                     1,155
     1,460   California State Department of Water
             Resources, Central Valley Project,
             Ser. J-3, Rev., 7.00%, 12/01/12                           1,802
       540   California State Department of Water
             Resources, Central Valley Project,
             Ser. J-3, Rev., (p), 7.00%, 12/01/12                        669
     3,135   California State Department of Water
             Resources, Rev., 5.50%, 12/01/08                          3,434
       100   California State Public Works Board,
             Department of Mental Health,
             Coalinga State Hospital, Ser. A, Rev.,
             5.25%, 06/01/12                                             110
     4,148   California State University, California
             State Polytechnic University Pamona,
             Campus Energy Project, Tax Exempt
             Master Lease, Rev., 5.06%, 03/15/14 # (i) +               4,330
     3,620   California State, Economic Recovery,
             Ser. B, GO, Adj., 5.00%, 07/01/23                         3,805
       120   California State, GO, (p), MBIA-IBC,
             6.25%, 10/01/19                                             120
     1,435   California Statewide Communities
             Development Authority, Catholic
             Healthcare West, COP, 6.00%, 07/01/09                     1,514
       490   Carson Redevelopment Agency,
             Redevelopment Project Area No. 1,
             Tax Allocation, MBIA, 5.50%, 10/01/14                       560
$      150   Coachella Valley Recreation & Park
             District, Improvement Bond Act of 1915,
             Reassessment District 1, Special
             Assessment, MBIA, 4.63%, 09/02/10                    $      161
     1,000   Colton Public Financing Authority,
             Tax Allocation, Ser. A, Rev., MBIA,
             5.00%, 08/01/18                                           1,074
     2,505   Corona Community Facilities District,
             No. 97-2, Eagle Glen, Special Tax,
             5.75%, 09/01/16                                           2,624
     3,825   El Dorado Irrigation District & El Dorado
             Water Agency, COP, Ser. A, FGIC,
             5.00%, 03/01/13                                           4,200
     1,000   Fallbrook Union High School District,
             San Diego County, GO, FGIC,
             5.38%, 09/01/12                                           1,128
       100   Fullerton University Foundation,
             Ser. A, Rev., MBIA, 5.50%, 07/01/10                         112
       100   Fullerton University Foundation,
             Ser. A, Rev., MBIA, 5.50%, 07/01/11                         112
       545   Golden West Schools Financing Authority,
             Ser. A, Rev., MBIA, 5.80%, 02/01/16                         640
     1,180   Lancaster Redevelopment Agency,
             Redevelopment Project Areas, Sheriffs
             Facilities Project, Tax Allocation,
             5.25%, 12/01/16                                           1,301
     1,000   Long Beach, California, Long Beach
             Harbor, Rev., MBIA, 6.00%, 05/15/06                       1,027
       500   Los Angeles County Community
             Facilities District No. 3, Improvement
             Area B, Special Tax, Ser. A, AMBAC,
             5.63%, 09/01/11                                             562
     1,395   Los Angeles County Community Facilities
             District No. 3, Improvement Area B,
             Special Tax, Ser. A, AMBAC,
             5.63%, 09/01/13                                           1,563
     1,000   Los Angeles County Community Facilities
             District No. 3, Improvement Area B,
             Special Tax, Ser. A, AMBAC,
             5.63%, 09/01/14                                           1,120

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             CALIFORNIA -- CONTINUED
$    1,000   Los Angeles County Public Works
             Financing Authority, Multiple Capital
             Facilities Project, Ser. B, Rev., AMBAC,
             6.00%, 12/01/07                                      $    1,090
       125   Los Angeles Unified School District,
             Ser. A, GO, FGIC, 6.00%, 07/01/15                           149
     1,300   Los Angeles, California, American
             Academy of Dramatic Arts, COP, Ser. A, Adj.,
             4.70%, 11/01/30                                           1,320
     1,000   Los Angeles, California, Ser. A, GO,
             5.25%, 09/01/11                                           1,118
     5,110   Los Angeles, California, Sonnenblick
             Del Rio, West Los Angeles, COP, AMBAC,
             6.13%, 11/01/15                                           5,904
     1,000   Los Angeles, California, Water & Power
             Systems, Ser. B, Rev., FSA,
             5.13%, 07/01/16                                           1,095
     1,465   Lucia Mar Unified School District, GO,
             FGIC, 5.25%, 08/01/18                                     1,662
     1,000   Modesto Irrigation District Financing
             Authority, Ser. A, Rev., MBIA,
             5.45%, 10/01/07                                           1,064
     2,380   Monrovia Unified School District, GO,
             MBIA, 5.25%, 08/01/19                                     2,701
     1,580   Moreland School District, GO, FSA,
             4.25%, 08/01/21                                           1,576
     1,385   Mountain View/Santa Clara County,
             Capital Projects, COP, 5.25%, 08/01/16                    1,514
       560   Northern California Power Agency,
             Public Power, Ser. A, Rev., AMBAC,
             5.80%, 07/01/09                                             626
     2,000   Orange County Public Financing
             Authority, Waste Management Systems,
             Rev., AMBAC, 5.75%, 12/01/09                              2,214
       600   Pacifica, California, Street Improvement
             Project, COP, AMBAC, 5.75%, 11/01/19                        676
       500   Pomona Public Financing Authority,
             Southwest Pomona Redevelopment
             Project, Ser. W, Rev., MBIA,
             5.00%, 02/01/18                                             534
       425   Port of Oakland, Ser. K, Rev., FGIC,
             5.25%, 11/01/07                                             451
$      360   Rancho Water District Financing
             Authority, Ser. A, Rev., FSA,
             5.50%, 08/01/10                                      $      403
     1,210   Richmond, California, Taxable Limited
             Obligation Pension, Ser. A, GO, MBIA,
             7.02%, 08/01/05                                           1,229
        35   Richmond, California, Wastewater, Rev.,
             FGIC, 5.20%, 08/01/11                                        38
     1,250   Riverside County Transportation
             Commission, Sales Tax, Ser. A, Rev.,
             FGIC, 6.00%, 06/01/09                                     1,407
       250   Sacramento County Sanitation District,
             Financing Authority, Ser. A, Rev.,
             5.25%, 12/01/12                                             278
       150   Sacramento County Sanitation District,
             Financing Authority, Ser. A, Rev.,
             5.75%, 12/01/10                                             170
     1,000   San Bernardino, California, Single Family
             Mortgage, Ser. A, Rev., (p),
             7.50%, 05/01/23                                           1,306
     2,700   San Diego County Water Authority,
             COP, Ser. A, FGIC, 5.00%, 05/01/14                        2,976
     1,170   San Francisco City & County Airports
             Commission, Issue 27-B, 2nd Ser., Adj.,
             Rev., FGIC, 5.25%, 05/01/13                               1,286
       990   San Jose Redevelopment Agency, Merged
             Area Redevelopment Project, Tax
             Allocation, (p), MBIA, 6.00%, 08/01/15                    1,185
     1,240   San Jose Redevelopment Agency,
             Merged Area Redevelopment Project,
             Tax Allocation, MBIA, 6.00%, 08/01/07                     1,340
     2,010   San Jose Redevelopment Agency,
             Merged Area Redevelopment Project,
             Tax Allocation, MBIA, 6.00%, 08/01/15                     2,374
     1,495   San Marcos Public Facilities Authority,
             Project Areas No. 1,2,3, Ser, A, Tax
             Allocation, FGIC, 5.00%, 08/01/22                         1,575
     4,000   San Marcos University Corp., Auxiliary
             Organization, Rev., Adj., 3.35%, 07/01/32                 4,004
       585   San Mateo County Community College
             District, Election of 2001, Ser. A, GO,
             FGIC, 5.38%, 09/01/19                                       650

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             CALIFORNIA -- CONTINUED
$      250   San Mateo County Joint Powers
             Authority, Capital Projects Program,
             Rev., MBIA, 6.50%, 07/01/15                          $      303
     1,500   Santa Ana Financing Authority,
             Police Administration & Holding Facility,
             Ser. A, Rev., MBIA, 6.25%, 07/01/24                       1,850
     1,000   Santa Clara County Financing Authority,
             Ser. A, Rev., AMBAC, 5.75%, 11/15/13                      1,157
     6,275   Sonoma State University Academic
             Foundation, Inc., Green Music Concert
             Hall, Rev., 3.00%, 03/01/09                               6,298
     1,850   South Bayside Waste Management
             Authority, Solid Waste System, Rev.,
             AMBAC, 6.13%, 03/01/17                                    2,093
     1,310   South Orange County Public Financing
             Authority, Foothill Area, Ser. A, Special
             Tax, FGIC, 5.25%, 08/15/18                                1,440
     4,000   Walnut Valley Unified School District,
             Ser. A, GO, MBIA, 7.20%, 02/01/16                         4,965
             ---------------------------------------------------------------
                                                                     102,954
             ---------------------------------------------------------------

             CONNECTICUT -- 1.2%
     1,250   Connecticut State, Ser. C, GO, 5.50%,
             12/15/11                                                  1,412

             MICHIGAN -- 1.8%
     2,000   Michigan State Hospital Finance
             Authority, Ascension Health Credit,
             Ser. B, Rev., Adj., 5.30%, 11/15/33                       2,087

             NEW YORK -- 0.9%
     1,000   New York Convention Center Operating
             Corp., Yale Building Acquisition Project,
             COP, 5.25%, 06/01/08                                      1,031

             PUERTO RICO -- 7.5%
       115   Puerto Rico Commonwealth, Public
             Improvement, GO, 5.00%, 07/01/07                            121
     1,280   Puerto Rico Commonwealth, Public
             Improvement, GO, (p), MBIA-IBC, 3.00%,
             07/01/06                                                  1,281
$    2,500   Puerto Rico Commonwealth, Ser. C, GO,
             Adj., 5.00%, 07/01/18                                $    2,644
     3,000   Puerto Rico Electric Power Authority,
             Ser. BB, Rev., MBIA, 6.00%, 07/01/11                      3,469
       125   Puerto Rico Electric Power Authority,
             Ser. Z, Rev., 5.10%, 07/01/06                               129
       420   Puerto Rico Highway & Transportation
             Authority, Ser. W, Rev., MBIA-IBC,
             5.50%, 07/01/15                                             484
       500   Puerto Rico Municipal Finance Agency,
             Ser. A, GO, FSA, 5.75%, 08/01/13                            560
             ---------------------------------------------------------------
                                                                       8,688
             ---------------------------------------------------------------

             SOUTH CAROLINA -- 0.8%
     1,000   Charleston County, GO, MBIA-IBC,
             3.00%, 09/01/14                                             925

             VIRGIN ISLANDS -- 0.3%
       345   Virgin Islands Public Finance Authority,
             Gross Receipts, Tax Lien Notes, Ser. A,
             Rev., 5.63%, 10/01/10                                       363
             ---------------------------------------------------------------
             Total State and Municipal Obligations
             (Cost $112,307)                                         117,460
             ---------------------------------------------------------------
SHARES
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.9%

             MONEY MARKET FUND -- 10.9%
    12,635   JPMorgan Tax Free Money Market Fund (a)
             (Cost $12,635)                                           12,635
             ---------------------------------------------------------------
             TOTAL INVESTMENTS -- 112.0%
             (COST $124,942)                                      $  130,095
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (12.0)%                                       (13,987)
             ---------------------------------------------------------------
             NET ASSETS -- 100.0%                                 $  116,108
             ---------------------------------------------------------------

             Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.4%

             STATE AND MUNICIPAL OBLIGATIONS -- 95.4%

             ALABAMA -- 0.3%
$    1,000   Alabama 21st Century Authority,
             Tobacco Settlement, Rev., 5.00%,
             12/01/07 +                                           $    1,038
     4,300   University of Alabama, Birmingham,
             Rev., FGIC, 5.50%, 10/01/12                               4,725
             ---------------------------------------------------------------
                                                                       5,763
             ---------------------------------------------------------------

             ALASKA -- 0.7%
     2,890   Alaska Industrial Development &
             Export Authority, Revolving Fund,
             Ser. A, Rev., MBIA, 5.70%, 04/01/11 +                     3,083
     1,480   Alaska Student Loan Corp., Student
             Loan, Ser. A, Rev., AMBAC, 5.10%,
             07/01/10 +                                                1,577
     1,560   Alaska Student Loan Corp., Student
             Loan, Ser. A, Rev., AMBAC, 5.20%,
             07/01/11 +                                                1,655
     7,000   North Slope Boro, Capital Appreciation,
             Ser. B, GO, MBIA, 4.02%, 06/30/07                         6,552
     1,000   North Slope Boro, Capital Appreciation,
             Ser. B, GO, MBIA, 4.47%, 06/30/09                           868
     1,520   North Slope Boro, Capital Appreciation,
             Ser. B, GO, MBIA, 4.35%, 06/30/11                         1,206
             ---------------------------------------------------------------
                                                                      14,941
             ---------------------------------------------------------------

             ARIZONA -- 1.1%
     2,085   Arizona Health Facilities Authority,
             Catholic Healthcare West, Ser. A, Rev.,
             6.13%, 07/01/09                                           2,203
     4,360   Arizona School Facilities Board, State
             School Trust, Ser. A, Rev., AMBAC,
             5.75%, 07/01/17                                           5,019
     2,375   Arizona School Facilities Board, State
             School Trust, Ser. A, Rev., AMBAC,
             5.75%, 07/01/18                                           2,730
     1,340   Gila County IDA, Cobre Valley
             Community Hospital, Rev.,
             5.75%, 12/01/12                                           1,463
     2,960   Maricopa County Stadium District,
             Rev., AMBAC, 5.00%, 06/01/08                              3,154
     3,005   Maricopa County Stadium District,
             Rev., AMBAC, 5.00%, 06/01/09                              3,238
$    1,075   Phoenix IDA, Government Office Lease,
             Capital Mall LLC Project, Rev., AMBAC,
             5.00%, 09/15/12                                      $    1,165
     1,900   Phoenix IDA, Government Office Lease,
             Capital Mall LLC Project, Rev., AMBAC,
             5.00%, 09/15/13                                           2,060
     1,875   Phoenix IDA, Government Office Lease,
             Capital Mall LLC Project, Rev., AMBAC,
             5.10%, 09/15/14                                           2,042
             ---------------------------------------------------------------
                                                                      23,074
             ---------------------------------------------------------------

             CALIFORNIA -- 8.0%
     2,000   ABAG Finance Authority for Nonprofit
             Corp., Multi-Family Housing, Edgewood
             Apartments Project, Ser. A, Rev., Adj.,
             5.70%, 11/01/06 +                                         2,045
     1,505   ABAG Finance Authority for Nonprofit
             Corps, Multi-Family Housing, Ten O One
             Apartments, Ser. A, Rev.,
             6.75%, 04/20/07 +                                         1,554
     3,250   Anaheim Public Financing Authority,
             Public Improvements Project, Ser. C,
             Rev., FSA, 6.00%, 09/01/16                                3,861
     1,840   California State Department of Water
             Resources, Central Valley Project,
             Ser. J-1, Rev., 7.00%, 12/01/12                           2,271
       500   California State Department of Water
             Resources, Central Valley Project,
             Ser. J-1, Rev., (p), 7.00%, 12/01/12                        619
     8,000   California State Department of Water
             Resources, Power Supply, Ser. A, Rev.,
             5.38%, 05/01/17                                           8,872
     3,720   California State Public Works Board,
             Department of Corrections, Ser. C,
             Rev., 5.50%, 06/01/20                                     4,111
     5,000   California State Public Works Board,
             Department of Corrections, Ser. E,
             Rev., 5.00%, 06/01/18                                     5,336
     2,500   California State Public Works Board,
             Department of Mental Health, Coalinga,
             Ser. A, Rev., 5.50%, 06/01/18                             2,790
    23,300   California State, Economic Recovery,
             Ser. A, GO, FGIC, 5.00%, 07/01/17                        25,093

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             CALIFORNIA -- CONTINUED
$   20,000   California State, Economic Recovery,
             Ser. A, GO, MBIA, 5.00%, 07/01/15                    $   21,871
     3,000   California State, GO, 5.00%, 02/01/09                     3,217
     3,000   California State, GO, 5.00%, 02/01/10                     3,241
     3,000   California State, GO, 5.25%, 02/01/18                     3,249
     5,000   California State, GO, FGIC,
             5.25%, 02/01/15                                           5,510
     8,130   California Statewide Communities
             Development Authority, Catholic
             Healthcare West, COP,
             6.00%, 07/01/09                                           8,575
     3,000   California Statewide Communities
             Development Authority, Health
             Facilities, Los Angeles Jewish Home,
             Rev., 5.00%, 11/15/18                                     3,151
     1,000   California Statewide Communities
             Development Authority, Health
             Facilities, Los Angeles Jewish Home,
             Rev., 5.25%, 11/15/23                                     1,059
    10,435   Contra Costa Water District, Ser. K,
             Rev., FSA, 5.50%, 10/01/14                               11,732
     3,095   Golden State Tobacco Securitization
             Corp., Tobacco Settlement, Asset
             Backed, Ser. B, Rev., 5.50%, 06/01/18                     3,248
     3,000   Golden State Tobacco Securitization
             Corp., Tobacco Settlement, Asset
             Backed, Ser. B, Rev., 5.63%, 06/01/20                     3,156
     1,000   Los Angeles Community Redevelopment
             Agency, Tax Allocation, Hollywood
             Redevelopment Project, Ser. C, MBIA,
             5.50%, 07/01/16                                           1,143
    11,730   Los Angeles, California, Wastewater
             System, Sub Ser. A, Rev., MBIA, 4.20%,
             06/01/16                                                 12,009
    12,060   Los Angeles, California, Wastewater
             System, Sub Ser. A, Rev., MBIA, 4.20%,
             06/01/17                                                 12,258
     2,000   Solano County, COP, MBIA, 5.25%,
             11/01/16                                                  2,208
     5,500   Southern California Public Power
             Authority, San Juan Power, Power
             Project, Ser. B, Rev., Adj., FSA, 5.25%,
             01/01/20                                                  6,042
$    5,000   Southern California Public Power
             Authority, San Juan Unit 3, Power
             Project, Ser. A, Rev., FSA, 5.50%,
             01/01/13                                             $    5,669
             ---------------------------------------------------------------
                                                                     163,890
             ---------------------------------------------------------------

             COLORADO -- 3.0%
     1,000   Arapahoe County School District No. 5,
             Cherry Creek, GO, 6.00%, 12/15/14                         1,125
     1,350   Colorado Health Facilities Authority,
             Denver Options, Inc. Project, Rev.,
             5.00%, 02/01/17                                           1,387
     2,355   Colorado Health Facilities Authority,
             Hospital, Steamboat Springs Health,
             Rev., 5.75%, 09/15/22                                     2,402
       125   Colorado Housing & Finance Authority,
             Rev., 5.38%, 08/01/12                                       126
     3,410   Colorado Water Resources & Power
             Development Authority, Wastewater,
             Revolving Fund, Ser. A, Rev., AMBAC,
             6.00%, 09/01/10                                           3,884
     1,640   Denver City & County, Airport, Ser. B,
             Rev., AMT, MBIA, 5.75%, 11/15/09                          1,745
     3,000   Denver City & County, Airport, Ser. E,
             Rev., FGIC, 5.25%, 11/15/13                               3,245
    14,185   Denver City & County, COP, Ser. B, (p),
             AMBAC, 5.60%, 12/01/19                                   16,109
    14,460   Denver City & County, COP, Ser. B, (p),
             AMBAC, 5.60%, 12/01/20                                   16,422
     1,690   Douglas County School District No. Re-1,
             Douglas & Elbert Counties, Buildings,
             Ser. B, GO, (p), FSA, 5.75%, 12/15/12                     1,953
     1,610   Douglas County School District No. Re-1,
             Douglas & Elbert Counties, GO, FGIC,
             5.75%, 12/15/17                                           1,860
     1,000   El Paso County School District No. 11,
             Colorado Springs, GO, 7.10%, 12/01/16                     1,287
     5,000   El Paso County School District No. 11,
             Colorado Springs, GO, 7.13%, 12/01/19                     6,502
     2,400   Metropolitan Football Stadium District,
             Sales Tax, Capital Appreciation, Ser. A,
             Rev., MBIA, 4.39%, 01/01/10                               2,031

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             COLORADO -- CONTINUED
$    1,000   Metropolitan Football Stadium District,
             Sales Tax, Capital Appreciation, Ser. A,
             Rev., MBIA, 4.59%, 01/01/11                          $      809
             ---------------------------------------------------------------
                                                                      60,887
             ---------------------------------------------------------------

             CONNECTICUT -- 2.6%
     5,000   Connecticut State, Ser. A, GO, 5.25%,
             04/15/11                                                  5,542
     7,240   Connecticut State, Ser. B, GO, (p),
             5.88%, 06/15/10                                           8,217
     9,330   Connecticut State, Ser. C, GO, 5.50%,
             12/15/12                                                 10,595
    10,000   Connecticut State, Ser. C, GO, (p),
             5.38%, 12/15/10                                          11,161
     1,000   Hamden, Connecticut, GO, FSA, 5.00%,
             07/15/12                                                  1,101
     1,000   Ridgefield, Connecticut, GO, 5.00%,
             07/01/11                                                  1,101
     1,000   Ridgefield, Connecticut, GO, 5.00%,
             07/01/12                                                  1,105
       305   Trumbull, Connecticut, GO, AMBAC,
             5.00%, 01/15/14                                             337
       275   Trumbull, Connecticut, GO, AMBAC,
             5.00%, 01/15/15                                             304
       475   Trumbull, Connecticut, GO, AMBAC,
             5.00%, 01/15/16                                             521
       350   Trumbull, Connecticut, GO, AMBAC,
             5.00%, 01/15/18                                             381
     3,905   Waterbury, Connecticut, Ser. A, GO,
             FSA, (p), 5.50%, 04/01/12                                 4,418
     1,200   Weston, Connecticut, GO, 5.00%,
             07/15/10                                                  1,314
     1,200   Weston, Connecticut, GO, 5.00%,
             07/15/11                                                  1,321
     1,200   Weston, Connecticut, GO, 5.13%,
             07/15/12                                                  1,335
     1,250   Weston, Connecticut, GO, 5.13%,
             07/15/13                                                  1,398
     1,250   Weston, Connecticut, GO, 5.13%,
             07/15/14                                                  1,402
     1,300   Weston, Connecticut, GO, 5.25%,
             07/15/15                                                  1,475
$    1,300   Weston, Connecticut, GO, (p), 5.25%,
             07/15/15                                             $    1,468
             ---------------------------------------------------------------
                                                                      54,496
             ---------------------------------------------------------------

             DELAWARE -- 0.0% ^
       250   Wilmington, Delaware, GO, FGIC,
             5.00%, 07/01/09                                             270

             DISTRICT OF COLUMBIA -- 0.7%
     4,205   District of Columbia Tobacco Settlement
             Financing Corp., Asset Backed Bonds,
             Rev., 6.25%, 05/15/24                                     4,278
     6,455   District of Columbia Water & Sewer
             Authority, Public Utilities, Rev., FSA,
             5.50%, 10/01/10                                           7,209
       770   District of Columbia, Ser. A, GO, (p),
             MBIA-IBC, 6.00%, 06/01/07                                   806
     2,450   District of Columbia, Ser. A, GO,
             MBIA-IBC, 6.00%, 06/01/07                                 2,558
             ---------------------------------------------------------------
                                                                      14,851
             ---------------------------------------------------------------

             FLORIDA -- 3.3%
     5,250   Broward County, Resource Recovery,
             Wheelabrator, Ser. A, Rev., 5.00%,
             12/01/06                                                  5,443
       475   Clay County Housing Finance Authority,
             Single Family Mortgage, Multi-County
             Program, Rev., 5.25%, 10/01/07                              488
       220   Clay County Housing Finance Authority,
             Single Family Mortgage, Rev., 6.20%,
             09/01/11                                                    225
       170   Clay County Housing Finance Authority,
             Single Family Mortgage, Rev., 6.25%,
             09/01/13                                                    174
     2,265   Coral Springs Improvement District,
             Water & Sewer, GO, MBIA, 6.00%,
             06/01/10                                                  2,434
     1,750   Dade County, Aviation, Ser. B, Rev.,
             AMBAC, 6.40%, 10/01/06                                    1,791
     1,495   Florida State Board of Education,
             Capital Outlay, Public Education,
             Ser. B, GO, 5.25%, 06/01/12                               1,664

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             FLORIDA -- CONTINUED
$    2,000   Florida State Department of Corrections,
             Okeechobee Correctional Facility,
             COP, AMBAC, 6.00%, 03/01/08                          $    2,041
     1,735   Gulf Breeze, Florida, Miami Beach Local
             Government, Ser. C, Rev., FGIC, 5.00%,
             12/01/15                                                  1,894
     1,500   Gulf Breeze, Florida, Miami Beach Local
             Government, Ser. E, Rev., FGIC, 5.13%,
             12/01/20                                                  1,655
     1,185   Indian River County Hospital District,
             Rev., FSA, 5.95%, 10/01/09                                1,266
     1,285   Indian River County Hospital District,
             Rev., FSA, 6.00%, 10/01/10                                1,374
     3,000   Miami-Dade County School Board,
             COP, Ser. B, Adj., MBIA, 5.50%,
             05/01/30                                                  3,316
     4,000   Miami-Dade County School Board,
             COP, Ser. B, Adj., MBIA, 5.00%,
             05/01/31                                                  4,311
     1,000   Miami-Dade County, Aviation, Ser. A,
             Rev., AMBAC, 6.00%, 10/01/08                              1,040
    30,000   Orlando Utilities Commission, Water &
             Electric, Multi-Modal, Ser. A, Rev., Adj.,
             4.10%, 10/01/23                                          31,202
     4,000   Palm Beach County Housing Finance
             Authority Housing, Multi-Family
             Mortgage, Country Lake, Rev., Adj.,
             4.75%, 06/01/31                                           4,209
     3,065   Volusia County, Gas Tax, Rev., FSA,
             5.00%, 10/01/15                                           3,362
             ---------------------------------------------------------------
                                                                      67,889
             ---------------------------------------------------------------

             GEORGIA -- 1.5%
     1,000   Atlanta, Georgia, Airport Facilities,
             Ser. A, Rev., (p), AMBAC, 6.50%,
             01/01/07                                                  1,070
     1,720   Forsyth County School District, GO,
             5.00%, 07/01/12                                           1,888
     2,630   Fulton County School District, GO,
             6.38%, 05/01/14                                           3,188
     1,250   Georgia Municipal Electric Authority,
             Power, Ser. A, Rev., 6.50%, 01/01/12                      1,430
$    5,000   Georgia Municipal Electric Authority,
             Power, Ser. DD, Rev., MBIA-IBC, 7.00%,
             01/01/08                                             $    5,554
     3,000   Georgia State, Ser. B, GO, 6.30%,
             03/01/10                                                  3,441
     5,000   Georgia State, Ser. D, GO, (p), 5.80%,
             11/01/09                                                  5,704
     2,500   Gwinnette County School District,
             Ser. B, GO, 6.40%, 02/01/08                               2,756
     5,000   Metropolitan Atlanta Rapid
             Transportation Authority, Ser. P, Rev.,
             AMBAC, 6.25%, 07/01/11                                    5,762
             ---------------------------------------------------------------
                                                                      30,793
             ---------------------------------------------------------------

             HAWAII -- 0.3%
     3,335   Hawaii State, Ser. CM, GO, FGIC, 6.00%,
             12/01/10                                                  3,818
     2,000   Honolulu City & County, Ser. A, GO,
             7.35%, 07/01/06                                           2,123
     1,000   Honolulu City & County, Ser. A, GO, (p),
             FSA, 5.60%, 04/01/07                                      1,059
             ---------------------------------------------------------------
                                                                       7,000
             ---------------------------------------------------------------

             ILLINOIS -- 4.1%
     1,000   Chicago Board of Education, Albany
             Park Academy Project, Ser. F, GO, MBIA,
             5.50%, 12/01/20                                           1,126
     1,450   Chicago Board of Education,
             Benito Juarez Community Academy,
             Ser. G, GO, MBIA, 6.00%, 12/01/20                         1,705
     2,130   Chicago Board of Education, Depriest
             Elementary School Project, Ser. H, GO,
             MBIA, 5.75%, 12/01/23                                     2,430
     1,500   Chicago Metropolitan Water
             Reclamation District, Capital
             Improvement Bonds, GO, (p), 7.00%,
             01/01/08                                                  1,675
    10,000   Chicago Metropolitan Water
             Reclamation District, Capital
             Improvement Bonds, GO, (p), 5.50%,
             12/01/12                                                 11,320
    10,025   Chicago Metropolitan Water Reclamation
             District, GO, 5.50%, 12/01/09                            11,066

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             ILLINOIS -- CONTINUED
$    1,000   Chicago Metropolitan Water Reclamation
             District-Greater Chicago, Capital
             Improvement, GO, 7.25%, 12/01/12                     $    1,253
     3,000   Chicago O'Hare International Airport,
             Passenger Facilities Charge, Ser. A,
             Rev., AMBAC, 5.63%, 01/01/13                              3,131
     1,245   Chicago Park District, Harbor Facilities,
             Rev., (p), 5.38%, 01/01/06                                1,276
     5,300   Chicago Public Building Commission
             Building, Ser. A, Rev., MBIA, 5.25%,
             12/01/11                                                  5,870
     1,370   Chicago, Illinois, Emergency Telephone
             System, GO, FGIC, 5.25%, 01/01/13                         1,519
     1,000   Chicago, Illinois, Emergency Telephone
             System, GO, FGIC, 5.25%, 01/01/15                         1,115
     5,000   Chicago, Illinois, Ser. A, GO, (p), FGIC,
             6.75%, 07/01/10                                           5,926
     3,275   Chicago, Illinois, Tax Increment,
             Junior Lien, Near South Redevelopment
             Project, Ser. A, Tax Allocation, 5.00%,
             11/15/07                                                  3,420
     2,753   Illinois Development Finance Authority,
             IDR, 4.90%, 06/01/10 # (i)                                2,764
        66   Illinois Development Finance Authority,
             IDR, Rev., 4.90%, 08/01/28 # (i)                             66
     2,585   Illinois Finance Authority, DePaul
             University, Ser. A, Rev., 5.38%, 10/01/15                 2,839
     1,665   Illinois Health Facilities Authority, Rev.,
             6.63%, 02/15/12                                           1,863
     3,770   Illinois Health Facilities Authority,
             Riverside Health Systems, Rev., 6.75%,
             11/15/10                                                  4,146
     2,000   Illinois State, GO, (p), MBIA, 5.25%,
             06/01/08                                                  2,173
     5,000   Illinois State, Ser. A, GO, 5.00%,
             03/01/19                                                  5,336
        50   Metropolitan Pier & Exposition
             Authority, Dedicated State Tax,
             Ser. A-2002, Rev., 8.50%, 06/15/06                           54
     1,330   Metropolitan Pier & Exposition
             Authority, Dedicated State Tax,
             Ser. A-2002, Rev., (p), 8.50%, 06/15/06                   1,430
$    1,000   Regional Transportation Authority,
             Ser. B, GO, AMBAC, 6.40%, 06/01/12                   $    1,167
     2,810   Regional Transportation Authority,
             Ser. D, Rev., FGIC, 7.75%, 06/01/07                       3,113
     1,025   Will County High School District
             No. 204, Joliet, GO, FSA, 5.38%,
             12/01/12                                                  1,140
     4,445   Winnebago County School District
             No. 122, Harlem-Loves Park, Capital
             Appreciation, GO, FSA, 4.41%, 01/01/13                    3,228
     1,350   Winnebago County School District
             No. 122, Harlem-Loves Park, GO, FGIC,
             6.35%, 06/01/07                                           1,454
             ---------------------------------------------------------------
                                                                      83,605
             ---------------------------------------------------------------

             INDIANA -- 1.2%
     1,670   Fifth Avenue Housing Development
             Corp., Mortgage, Section 8 Assisted
             Project, Rev., 5.05%, 08/01/11                            1,671
    10,120   Indiana Housing Finance Authority,
             Single Family Mortgage, Ser. B-2,
             Rev., 4.00%, 01/01/34                                    10,171
     1,500   Indiana Transportation Finance
             Authority, Airport Facilities, Ser. A,
             Rev., AMBAC, 6.00%, 11/01/11                              1,737
     2,280   Indiana Transportation Finance
             Authority, Highway, Ser. A, Rev.,
             AMBAC, 5.75%, 06/01/12                                    2,603
     3,000   Indianapolis Airport Authority, Special
             Facilities, Fex Ex Corp. Project, Rev.,
             5.10%, 01/15/17                                           3,164
     3,850   Indianapolis, Indiana, Economic
             Development, Knob in the Woods
             Project, Rev., Adj., 3.45%, 12/01/24                      3,834
     1,702   Indianapolis, Indiana, Multi-Family
             Housing, Braeburn, Ser. A, Rev.,
             5.35%, 12/01/16                                           1,814
             ---------------------------------------------------------------
                                                                      24,994
             ---------------------------------------------------------------

             IOWA -- 0.7%
     2,095   Iowa Finance Authority, Hospital
             Facilities, Rev., 6.75%, 02/15/15                         2,328

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             IOWA -- CONTINUED
$    2,385   Iowa Finance Authority, Hospital
             Facilities, Rev., 6.75%, 02/15/16                    $    2,651
     2,440   Iowa Finance Authority, Hospital
             Facilities, Rev., 6.75%, 02/15/17                         2,709
     1,000   Iowa Higher Education Loan Authority,
             Rev., 5.75%, 10/01/13                                     1,104
     5,000   Tobacco Settlement Authority of Iowa,
             Tobacco Settlement, Asset Backed,
             Ser. B, Rev., 5.50%, 06/01/11                             5,230
             ---------------------------------------------------------------
                                                                      14,022
             ---------------------------------------------------------------

             KANSAS -- 0.8%
     1,375   Butler County Public Building
             Commission, Community Improvement,
             Public Facilities Projects, Rev., MBIA,
             5.25%, 10/01/12                                           1,509
     1,600   Butler County Public Building
             Commission, Community Improvement,
             Public Facilities Projects, Rev., MBIA,
             5.35%, 10/01/15                                           1,762
     1,175   Johnson County Unified School District
             No. 232, GO, FSA, 5.00%, 09/01/12                         1,273
     1,330   Johnson County Unified School District
             No. 232, GO, FSA, 5.50%, 09/01/13                         1,477
     1,495   Johnson County Unified School District
             No. 232, GO, FSA, 5.50%, 09/01/14                         1,661
     1,675   Johnson County Unified School District
             No. 232, GO, FSA, 5.50%, 09/01/15                         1,857
     1,865   Johnson County Unified School District
             No. 232, GO, FSA, 5.25%, 09/01/16                         2,041
     2,375   Johnson County Unified School District
             No. 232, GO, MBIA, 5.00%, 03/01/20                        2,555
     1,000   Johnson County Unified School District
             No. 232, GO, MBIA, 5.00%, 03/01/21                        1,072
     1,000   Johnson County Unified School District
             No. 232, GO, MBIA, 5.00%, 03/01/23                        1,066
             ---------------------------------------------------------------
                                                                      16,273
             ---------------------------------------------------------------

             KENTUCKY -- 0.7%
       325   Greater Kentucky Housing Assistance
             Corp., Mortgage, Section 8 Assisted,
             Ser. A, Rev., 5.90%, 02/01/14                               325
$    1,000   Kenton County Public Properties Corp.,
             Package Facilities Project,
             First Mortgage, Ser. A, Rev., (p), 5.63%,
             12/01/06                                             $    1,062
     5,905   Kentucky State Property & Buildings
             Commission, Project No. 69, Ser. A,
             Rev., (p), FSA, 5.00%, 08/01/11                           6,478
     1,000   Kentucky State Property & Buildings
             Commission, Road Fund, Project
             No. 73, Rev., 5.50%, 11/01/14                             1,122
     4,905   Kentucky Turnpike Authority, Economic
             Development, Revitalization Projects,
             Ser. B, Rev., FSA, 5.00%, 07/01/12                        5,374
             ---------------------------------------------------------------
                                                                      14,361
             ---------------------------------------------------------------

             LOUISIANA -- 0.3%
     4,980   Louisiana State, Ser. A, GO, FGIC,
             5.00%, 04/01/09                                           5,367
     1,000   Port New Orleans Board of
             Commissioners, Sport Facilities, Rev.,
             AMBAC, 5.50%, 04/01/08                                    1,072
             ---------------------------------------------------------------
                                                                       6,439
             ---------------------------------------------------------------

             MARYLAND -- 1.1%
     2,780   Maryland Community Development
             Administration, Department of
             Housing & Community Development,
             Single Family Program, Ser. 5, Rev.,
             5.95%, 04/01/16                                           2,886
     1,000   Maryland State Health & Higher
             Educational Facilities Authority,
             Lifebridge Health, Ser. A, Rev., 5.00%,
             07/01/10                                                  1,073
       500   Maryland State Health & Higher
             Educational Facilities Authority,
             Lifebridge Health, Ser. A, Rev., 5.00%,
             07/01/11                                                    538
     1,000   Maryland State Health & Higher
             Educational Facilities Authority,
             Lifebridge Health, Ser. A, Rev., 5.00%,
             07/01/12                                                  1,076

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             MARYLAND -- CONTINUED
$    1,250   Maryland State Health & Higher
             Educational Facilities Authority,
             Lifebridge Health, Ser. A, Rev., 5.25%,
             07/01/20                                             $    1,334
     3,000   Maryland State Stadium Authority,
             Lease, Convention Center Expansion,
             Rev., AMBAC, 5.75%, 12/15/08                              3,069
     3,000   Maryland State Stadium Authority,
             Lease, Convention Center Expansion,
             Rev., AMBAC, 5.80%, 12/15/09                              3,069
     8,402   Maryland State, Tax Exempt Master
             Lease, 5.19%, 07/01/16 # (i)                              9,014
             ---------------------------------------------------------------
                                                                      22,059
             ---------------------------------------------------------------

             MASSACHUSETTS -- 3.9%
     5,650   Massachusetts Bay Transportation
             Authority, General Transportation
             Systems, Ser. A, Rev., 7.00%, 03/01/08                    6,308
     2,045   Massachusetts Bay Transportation
             Authority, General Transportation
             Systems, Ser. A, Rev., MBIA, 5.50%,
             03/01/14                                                  2,324
     1,420   Massachusetts State College Building
             Authority, Ser. A, Rev., 7.50%, 05/01/11                  1,738
    10,000   Massachusetts State Turnpike
             Authority, Ser. A, Rev., (p), 5.00%,
             01/01/13                                                 10,866
     7,275   Massachusetts State Water Pollution
             Abatement, MWRA Program, Sub Ser. A,
             Rev., 6.00%, 08/01/15                                     8,204
     2,225   Massachusetts State Water Pollution
             Abatement, MWRA Program, Sub Ser. A,
             Rev., (p), 6.00%, 08/01/09                                2,525
     2,000   Massachusetts State Water Resources
             Authority, Ser. A, Rev., FSA, 5.50%,
             08/01/13                                                  2,274
     3,000   Massachusetts State Water Resources
             Authority, Ser. C, Rev., FGIC, 5.25%,
             12/01/15                                                  3,345
     3,200   Massachusetts State, CONS, Ser. C,
             GO, (p), 5.25%, 08/01/13                                  3,562
    18,545   Massachusetts State, Federal Highway,
             Ser. A, Rev., GAN, FSA, 5.75%, 12/15/12                  20,741
$    4,000   Massachusetts State, Ser. A, GO,
             5.38%, 08/01/08                                      $    4,313
     1,210   Southeastern Massachusetts
             University Building Authority, Ser. A,
             Rev., AMBAC, (p), 5.90%, 05/01/05                         1,242
     1,000   Southeastern Massachusetts
             University Building Authority, Ser. A,
             Rev., AMBAC, (p), 5.90%, 05/01/05                         1,027
     3,460   University of Massachusetts Building
             Authority, Ser. 04-1, Rev., AMBAC,
             5.38%, 11/01/17                                           3,871
     1,790   University of Massachusetts Building
             Authority, Ser. 04-1, Rev., AMBAC,
             5.38%, 11/01/18                                           1,999
     3,145   University of Massachusetts Building
             Authority, Ser. 04-1, Rev., AMBAC,
             5.38%, 11/01/19                                           3,505
     2,000   University of Massachusetts Building
             Authority, Ser. 04-1, Rev., AMBAC,
             5.38%, 11/01/20                                           2,226
     1,000   University of Massachusetts Building
             Authority, Ser. 04-1, Rev., AMBAC,
             5.38%, 11/01/21                                           1,110
             ---------------------------------------------------------------
                                                                      81,180
             ---------------------------------------------------------------

             MICHIGAN -- 4.4%
     3,910   Grand Rapids, Michigan, Water Supply,
             Rev., FGIC, 5.75%, 01/01/13                               4,400
       750   Michigan State Building Authority,
             Facilities Program, Ser. 1, Rev., 4.20%,
             10/15/21                                                    750
     2,500   Michigan State Building Authority,
             Facilities Program, Ser. I, Rev., 5.50%,
             10/15/12                                                  2,789
    13,050   Michigan State Hospital Finance
             Authority, Ascension Health Credit,
             Ser. A, Rev., (p), MBIA, 6.25%, 11/15/09                 14,949
    10,000   Michigan State Hospital Finance
             Authority, Ascension Health Credit,
             Ser. B, Rev., Adj., 5.30%, 11/15/33                      10,433
     3,755   Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             5.50%, 12/01/05                                           3,840

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             MICHIGAN -- CONTINUED
$    4,160   Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             6.00%, 12/01/11                                      $    4,677
     4,405   Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             6.00%, 12/01/12                                           4,924
       979   Michigan State Housing Development
             Authority, Multi-Family Housing,
             Huntley Villas Apartments, Ser. A, Rev.,
             4.80%, 08/20/12                                           1,022
    10,750   Michigan State Trunk Line, Ser. A, Rev.,
             5.25%, 11/01/13                                          12,021
     3,565   Michigan State Underground Storage
             Tank Financial Assurance Authority,
             Ser. I, Rev., AMBAC, (p), 5.75%,
             05/01/06                                                  3,733
    16,000   Monroe County Economic Development
             Corp., Limited Obligation,
             Detroit Edison Co., Ser. CC, Rev.,
             Adj. AMBAC, 4.65%, 10/01/24                              16,970
     3,000   Rochester Community School District,
             Ser. I, GO, 5.50%, 05/01/09                               3,287
     5,445   Royal Oak Hospital Finance Authority,
             William Beaumont Hospital, Rev.,
             6.25%, 01/01/11                                           6,171
     1,000   Sturgis Public School District, School
             Building & Site, GO, 5.63%, 05/01/16                      1,118
             ---------------------------------------------------------------
                                                                      91,084
             ---------------------------------------------------------------

             MINNESOTA -- 1.0%
       730   Minnesota Housing Finance Agency,
             Single Family Mortgage, Ser. C, Rev.,
             4.85%, 01/01/24                                             733
       575   Minnesota Housing Finance Agency,
             Single Family Mortgage, Ser. G, Rev.,
             6.25%, 07/01/26                                             592
     3,335   Minnesota Housing Finance Agency,
             Single Family Mortgage, Ser. L, Rev.,
             6.25%, 07/01/27                                           3,405
     1,000   Minnesota State Municipal Power
             Agency, Electric, Ser. A, Rev., 5.25%,
             10/01/19                                                  1,086
$    5,000   University of Minnesota, Ser. A, Rev.,
             5.75%, 07/01/10                                      $    5,626
     8,000   University of Minnesota, Ser. A, Rev.,
             5.75%, 07/01/15                                           9,308
             ---------------------------------------------------------------
                                                                      20,750
             ---------------------------------------------------------------

             MISSISSIPPI -- 0.7%
     1,190   Mississippi Higher Education Assistance
             Corp., Student Loan, Ser. B-3, Rev.,
             5.30%, 09/01/08                                           1,253
     2,000   Mississippi State, GO, 5.75%, 12/01/12                    2,301
    10,680   Mississippi State, GO, (p), 6.20%,
             02/01/08                                                 11,573
             ---------------------------------------------------------------
                                                                      15,127
             ---------------------------------------------------------------

             MISSOURI -- 2.0%
     3,200   Clay County Public School District
             No. 53., Liberty, Missouri, Direct
             Deposit Program, GO, FSA, 5.25%,
             03/01/22                                                  3,485
     2,500   Clay County Public School District
             No. 53., Liberty, Missouri, Direct
             Deposit Program, GO, FSA, 5.25%,
             03/01/23                                                  2,717
     1,430   Kansas City Municipal Assistance
             Corp., Capital Improvement, Ser. B,
             Rev., AMBAC, 5.40%, 01/15/08                              1,481
     8,575   Missouri Housing Development
             Commission, Homeowner Loan
             Program, Single Family Mortgage,
             Ser. B-1, Rev., Adj., 5.38%, 09/01/34                     9,055
    13,570   Missouri Housing Development
             Commission, Homeowner Loan
             Program, Single Family Mortgage,
             Ser. C-1, Rev., Adj., 4.80%, 09/01/34                    13,974
       635   Missouri Housing Development
             Commission, Multi-Family Housing,
             Ser. III, Rev., 4.70%, 12/01/11                             674
       620   Missouri Housing Development
             Commission, Multi-Family Housing,
             Ser. III, Rev., 4.80%, 12/01/12                             657

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             MISSOURI -- CONTINUED
$    1,105   Missouri State Environmental
             Improvement & Energy Resources
             Authority, State Revolving Funds
             Program, Ser. B, Rev., 5.50%, 07/01/12               $    1,254
     3,480   Missouri State Health & Educational
             Facilities Authority, Park Lane Medical
             Center, Ser. A, Rev., (p), MBIA, 5.60%,
             01/01/15                                                  3,856
     1,265   Missouri State Health & Educational
             Facilities Authority, University of
             Missouri, Columbia Arena Project,
             Rev., 5.00%, 11/01/11                                     1,389
     3,105   St. Louis Land Clearance Redevelopment
             Authority, Housing Development,
             Westminster Place Apartments, Ser. A ,
             Rev., FRDO, 5.95%, 07/01/22                               3,247
             ---------------------------------------------------------------
                                                                      41,789
             ---------------------------------------------------------------

             MONTANA -- 0.0% ^
       410   Montana State Housing, Single Family,
             Ser. A-2, Rev., 5.10%, 12/01/30                             412

             MULTIPLE STATES -- 0.2%
     3,783   Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-34, Adj.,
             2.13%, 12/01/29                                           3,783

             NEBRASKA -- 0.6%
     4,465   NEBHELP, Inc., Sub Ser. A-5B, Rev.,
             MBIA, 6.20%, 06/01/13                                     4,658
     6,665   Nebraska Public Power District, Ser. B,
             Rev., MBIA, 5.25%, 01/01/14                               7,139
             ---------------------------------------------------------------
                                                                      11,797
             ---------------------------------------------------------------

             NEVADA -- 0.9%
     8,200   Clark County School District, Ser. A,
             GO, MBIA, 7.00%, 06/01/11                                 9,836
     8,200   Clark County, PCR, Nevada Power Co.
             Project, Ser. D, Rev., 5.30%, 10/01/11                    8,209
             ---------------------------------------------------------------
                                                                      18,045
             ---------------------------------------------------------------

             NEW JERSEY -- 5.2%
$    3,245   Elizabeth, New Jersey, GO, AMBAC,
             6.25%, 08/15/08                                      $    3,368
     8,000   Garden State Preservation Trust, Open
             Space & Farmland, Ser. A, Rev., FSA,
             5.80%, 11/01/21                                           9,028
     8,000   Garden State Preservation Trust, Open
             Space & Farmland, Ser. A, Rev., FSA,
             5.80%, 11/01/23                                           8,956
     7,500   New Jersey Economic Development
             Authority, Cigarette Tax, Rev., 5.63%,
             06/15/17                                                  7,876
     4,500   New Jersey Economic Development
             Authority, Cigarette Tax, Rev., FGIC,
             5.00%, 06/15/09                                           4,828
    15,395   New Jersey Economic Development
             Authority, Motor Vehicles, Ser. A, Rev.,
             MBIA, 5.25%, 07/01/16                                    17,097
     7,825   New Jersey State Transit Corp., Federal
             Transportation Administration Grants,
             COP, Ser. B, AMBAC, 5.50%, 09/15/11                       8,762
     3,225   New Jersey State Turnpike Authority,
             Rev., (p), 5.70%, 05/01/13                                3,522
     2,585   New Jersey State Turnpike Authority,
             Ser. G, Rev., (p), 5.75%, 01/01/09                        2,769
    10,000   New Jersey State, GO, 5.50%, 05/01/07                    10,589
     2,395   New Jersey Transportation Trust Fund
             Authority, Transportation System,
             Ser. B, Rev., (p), MBIA, 6.00%, 12/15/11                  2,782
    10,190   New Jersey Transportation Trust Fund
             Authority, Transportation System,
             Ser. B, Rev., FGIC, 5.50%, 12/15/20                      11,772
     5,020   New Jersey Transportation Trust Fund
             Authority, Transportation System,
             Ser. C, Rev., 5.00%, 06/15/10                             5,430
     4,570   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., 5.75%, 06/15/15                             5,248
     4,370   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. B, Rev., MBIA, 5.50%, 06/15/09                       4,498
             ---------------------------------------------------------------
                                                                     106,525
             ---------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW MEXICO -- 0.3%
$    2,935   New Mexico Mortgage Finance
             Authority, Single Family Mortgage,
             Ser. D, Rev., Adj., 6.13%, 09/01/33                  $    3,217
     1,030   University of New Mexico, Capital
             Appreciation, Sub Lien, Ser. B, Rev.,
             MBIA, 5.04%, 06/01/07                                       966
     1,040   University of New Mexico, Capital
             Appreciation, Sub Lien, Ser. B, Rev.,
             MBIA, 4.98%, 06/01/08                                       941
     1,115   University of New Mexico, Capital
             Appreciation, Sub Lien, Ser. B, Rev.,
             MBIA, 4.89%, 06/01/09                                       970
             ---------------------------------------------------------------
                                                                       6,094
             ---------------------------------------------------------------

             NEW YORK -- 13.5%
    12,405   Battery Park City Authority, Ser. A, Rev.,
             5.25%, 11/01/14                                          13,854
     1,160   Erie County TOB Asset Securitization
             Corp., Asset Backed, Class A, Rev.,
             5.38%, 07/15/10                                           1,223
     1,505   Erie County TOB Asset Securitization
             Corp., Asset Backed, Class A, Rev.,
             5.50%, 07/15/11                                           1,596
     1,025   Erie County TOB Asset Securitization
             Corp., Asset Backed, Class A, Rev.,
             5.50%, 07/15/12                                           1,077
     1,500   Long Island Power Authority, Electric
             Systems, Ser. A, Rev., (p), FSA, 5.50%,
             12/01/13                                                  1,721
    22,630   Metropolitan Transportation Authority,
             Service Contract, Ser. A, Rev., 5.50%,
             07/01/17                                                 25,720
     2,500   New York City Municipal Water Finance
             Authority, Water & Sewer System,
             Ser. D, Rev., 5.00%, 06/15/16                             2,671
    24,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., Adj., 5.50%, 11/01/26                              26,622
     5,550   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. C,
             Rev., AMBAC, 5.25%, 08/01/15                              6,123
     1,770   New York City, New York, Ser. A, GO,
             5.00%, 08/01/07                                           1,861
$    2,495   New York City, New York, Ser. A, GO,
             7.00%, 08/01/07                                      $    2,673
       105   New York City, New York, Ser. A,
             GO, (p), 7.00%, 08/01/06                                    113
     2,220   New York City, New York, Ser. B, GO,
             5.00%, 08/01/06                                           2,295
     2,865   New York City, New York, Ser. B, GO,
             5.00%, 08/01/07                                           3,013
     6,055   New York City, New York, Ser. B, GO, (p),
             5.50%, 12/01/11                                           6,855
     2,100   New York City, New York, Ser. D, GO,
             5.75%, 08/01/07                                           2,243
       650   New York City, New York, Ser. D, GO,
             5.25%, 08/01/08                                             697
     4,000   New York City, New York, Ser. D, GO,
             MBIA-IBC, 6.50%, 11/01/09                                 4,583
     1,500   New York City, New York, Ser. E, GO,
             5.75%, 08/01/12                                           1,692
     3,000   New York City, New York, Ser. G, GO,
             5.25%, 08/01/07                                           3,172
     5,000   New York City, New York, Ser. G, GO,
             5.25%, 08/01/08                                           5,365
    11,500   New York City, New York, Ser. G, GO,
             5.50%, 08/01/09                                          12,548
    10,000   New York City, New York, Ser. H, GO,
             5.25%, 03/15/15                                          10,973
       350   New York City, New York, Ser. I, GO, (p),
             MBIA-IBC, 5.75%, 03/15/06                                   367
     3,395   New York City, New York, Ser. I, GO,
             MBIA-IBC, 5.75%, 03/15/07                                 3,553
     6,300   New York Convention Center Operating
             Corp., Yale Building Acquisition Project,
             COP, 5.25%, 06/01/08                                      6,495
     5,035   New York State Dormitory Authority,
             City University Systems, 4th Generation,
             Ser. A, Rev., FGIC, 5.25%, 07/01/13                       5,633
     4,025   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., FGIC, 5.50%, 05/15/13                       4,555
     1,500   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., FSA, 5.50%, 05/15/13                        1,703

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    5,242   New York State Dormitory Authority,
             State University of New York,
             Stony Brook University, Rev., 3.92%,
             03/27/07 # (i)                                       $    5,249
     8,055   New York State Environmental Facilities
             Corp., New York City Municipal Project,
             Clean Water & Drinking, State Revolving
             Funds, Sub Ser. E, Rev., 5.38%, 07/15/19                  8,921
     3,345   New York State Environmental Facilities
             Corp., New York City Municipal Water
             Project, Clean Water & Drinking, State
             Revolving Funds, Ser. D, Rev., 5.38%,
             06/15/13                                                  3,729
     5,040   New York State Environmental Facilities
             Corp., New York City Municipal Water
             Project, Clean Water & Drinking, State
             Revolving Funds, Ser. D, Rev., 5.38%,
             06/15/16                                                  5,599
     6,600   New York State Environmental Facilities
             Corp., New York City Municipal Water
             Project, Clean Water & Drinking, State
             Revolving Funds, Ser. D, Rev., 5.38%,
             06/15/16                                                  7,332
     7,745   New York State Environmental Facilities
             Corp., New York City Municipal Water
             Project, Clean Water & Drinking, State
             Revolving Funds, Ser. D, Rev., 5.38%,
             06/15/17                                                  8,591
     8,325   New York State Environmental Facilities
             Corp., New York City Municipal Water
             Project, Clean Water & Drinking, State
             Revolving Funds, Ser. D, Rev., 5.38%,
             06/15/18                                                  9,220
     4,115   New York State Housing Finance Agency,
             Housing Project Mortgage, Ser. A, Rev.,
             FSA, 5.40%, 11/01/05                                      4,168
     3,950   New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser. A,
             Rev., FGIC, 5.25%, 04/01/10                               4,342
     5,000   New York State Thruway Authority,
             Local Highway & Bridge, Service
             Contract, Rev., 5.10%, 04/01/08                           5,308
$   10,000   New York State Thruway Authority,
             Local Highway & Bridge, Service
             Contract, Rev., 5.20%, 04/01/09                      $   10,675
     5,100   New York State Urban Development
             Corp., Correctional Capital Facilities,
             Ser. A, Rev., FSA, 6.50%, 01/01/10                        5,849
     5,000   New York State, Ser. B, GO, 5.70%,
             08/15/10                                                  5,127
     6,650   Sales Tax Asset Receivables Corp.,
             Ser. A, Rev., MBIA, 5.25%, 10/15/19                       7,353
     3,000   Sales Tax Asset Receivables Corp.,
             Ser. A, Rev., MBIA, 5.00%, 10/15/26                       3,166
     4,000   Tobacco Settlement Financing Authority,
             Ser. C-1, Rev., 5.50%, 06/01/18                           4,425
     4,000   Tobacco Settlement Financing Authority,
             Ser. C-1, Rev., 5.50%, 06/01/19                           4,457
    10,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. B, Rev., 5.25%,
             11/15/16                                                 11,074
             ---------------------------------------------------------------
                                                                     275,581
             ---------------------------------------------------------------

             NORTH CAROLINA -- 1.8%
     2,000   Cabarrus County, Installment Financing
             Contract, COP, 5.75%, 04/01/11                            2,247
     2,000   Cabarrus County, Installment Financing
             Contract, COP, 5.75%, 04/01/12                            2,262
     3,015   Durham County, Public Improvement,
             Ser. B, GO, 5.00%, 04/01/19                               3,248
       790   North Carolina Housing Finance
             Agency, Home Ownership, Ser. 1-B,
             Rev., 5.13%, 07/01/13                                       814
     9,155   North Carolina Municipal Power Agency
             No. 1, Catawba Electric, Rev., AMBAC,
             6.00%, 01/01/08                                           9,929
     8,900   North Carolina Municipal Power
             Agency No. 1, Catawba Electric, Ser. B,
             Rev., 6.13%, 01/01/06                                     9,158
     6,275   North Carolina Municipal Power Agency
             No. 1, Catawba Electric, Ser. B, Rev.,
             6.25%, 01/01/07                                           6,646
     2,500   North Carolina Municipal Power Agency
             No. 1, Catawba, Electric, Rev., MBIA-IBC,
             #1 Catawba Electric, 7.25%, 01/01/07                      2,698
             ---------------------------------------------------------------
                                                                      37,002
             ---------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NORTH DAKOTA -- 0.3%
$    6,145   North Dakota State Housing Finance
             Agency, Housing Finance Program,
             Ser. C, Rev., 5.55%, 01/01/31                        $    6,213

             OHIO -- 3.7%
    10,000   Butler County Transportation
             Improvement District, Ser. A, Rev., FSA,
             5.13%, 04/01/17                                          10,740
     1,250   Cincinnati, Ohio, GO, 5.38%, 12/01/17                     1,380
     1,335   Cleveland, Ohio, Nontax, Cleveland
             Stadium Project, Rev., AMBAC, 5.13%,
             12/01/17                                                  1,457
     1,000   Cleveland, Ohio, Nontax, Cleveland
             Stadium Project, Rev., AMBAC, 5.13%,
             12/01/18                                                  1,089
     1,475   Cleveland, Ohio, Nontax, Cleveland
             Stadium Project, Rev., AMBAC, 5.13%,
             12/01/19                                                  1,599
       915   Cleveland-Cuyahoga County Port
             Authority, Ser. A, Rev., 5.60%, 11/15/15                    968
     1,525   Cuyahoga Community College District,
             Ser. A, Rev., AMBAC, 5.00%, 12/01/15                      1,668
     1,395   Franklin County, Economic Development,
             Capital South Community Urban, Rev.,
             5.00%, 06/01/07                                           1,447
     1,465   Franklin County, Economic Development,
             Capital South Community Urban, Rev.,
             5.25%, 06/01/08                                           1,531
     1,115   Franklin County, Economic Development,
             Capital South Community Urban, Rev.,
             5.50%, 06/01/09                                           1,175
     2,065   Franklin County, Online Computer
             Library Center, Rev., 5.00%, 04/15/08                     2,173
     1,170   Franklin County, Online Computer
             Library Center, Rev., 5.00%, 04/15/09                     1,240
     5,510   Montgomery County, Catholic Health,
             Rev., 5.50%, 09/01/12                                     6,044
     4,000   Montgomery County, Solid Waste, Rev.,
             MBIA, 5.50%, 11/01/10                                     4,162
       355   Ohio Capital Corp. for Housing,
             Mortgage, Section 8 Assisted, Ser. M,
             Rev., 5.90%, 02/01/14                                       355
$    9,990   Ohio Housing Finance Agency,
             Residential Mortgage Backed Securities,
             Ser. A, Rev., 5.00%, 09/01/31                        $   10,423
     3,000   Ohio State Air Quality Development
             Authority, Ohio Edison Project, Ser. A,
             Rev., Adj., AMBAC, 3.25%, 02/01/15                        3,025
     1,605   Ohio State Water Development
             Authority, Rev., (p), 9.38%, 12/01/10                     1,857
     3,200   Ohio State, Infrastructure Improvement,
             Ser. D, GO, 5.00%, 03/01/17                               3,463
     3,360   Ohio State, Infrastructure Improvement,
             Ser. D, GO, 5.00%, 03/01/18                               3,625
     2,530   Ohio State, Infrastructure Improvement,
             Ser. D, GO, 5.00%, 03/01/19                               2,718
     2,245   RiverSouth Authority, Riversouth Area
             Redevelopment, Ser. A, Rev., 5.25%,
             12/01/16                                                  2,475
     1,365   RiverSouth Authority, Riversouth Area
             Redevelopment, Ser. A, Rev., 5.25%,
             12/01/17                                                  1,500
     2,490   RiverSouth Authority, Riversouth Area
             Redevelopment, Ser. A, Rev., 5.25%,
             12/01/18                                                  2,733
     2,060   Toledo-Lucas County Port Authority,
             Development, Northwest, Woodsage
             Project, Ser. B, Rev., 6.25%, 05/15/24                    2,181
     1,000   Warrensville Height City School District,
             School Improvement, GO, FGIC, 7.00%,
             12/01/11                                                  1,212
     1,000   Warrensville Height City School District,
             School Improvement, GO, FGIC, 7.00%,
             12/01/12                                                  1,229
     1,075   Warrensville Height City School District,
             School Improvement, GO, FGIC, 7.00%,
             12/01/13                                                  1,340
     1,150   Warrensville Height City School District,
             School Improvement, GO, FGIC, 7.00%,
             12/01/14                                                  1,451
             ---------------------------------------------------------------
                                                                      76,260
             ---------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             OKLAHOMA -- 0.1%
$    2,500   Oklahoma Industries Authority, Health
             System, Baptist Center, Ser. C, Rev., (p),
             AMBAC, 6.25%, 08/15/12                               $    2,583

             OREGON -- 1.0%
     3,000   Clackamas County Hospital Facility
             Authority, Legacy Health System, Rev.,
             5.38%, 02/15/12                                           3,222
     5,405   Lane County School District No. 40,
             Creswell, GO, (p), 6.00%, 06/15/10                        6,161
     1,000   Lane County School District No. 52,
             Bethel, GO, FSA, 6.00%, 06/01/06                          1,043
     1,305   Oregon State Bond Bank, Economic &
             Community Development, Ser. B, Rev.,
             MBIA, 5.30%, 01/01/16                                     1,425
     3,000   Oregon State Department of
             Transportation, Highway User Tax, Ser. A,
             Rev., (p), 5.50%, 11/15/12                                3,413
     2,405   Polk Marion & Benton School District
             No. 13J, GO, (p), FSA, 5.75%, 06/15/10                    2,713
     1,050   Washington County Unified Sewerage
             Agency, Sewer, Sub Lien, Ser. 1. Rev.,
             FGIC, 5.75%, 10/01/11                                     1,196
     2,095   Washington County, GO, 5.50%,
             06/01/13                                                  2,347
             ---------------------------------------------------------------
                                                                      21,520
             ---------------------------------------------------------------

             PENNSYLVANIA -- 1.8%
     5,000   Allegheny County Sanitation Authority,
             Sewer, Rev., MBIA, 5.38%, 12/01/17 +                      5,570
     2,715   Dauphin County, IDA, PCR, Rev., 6.00%,
             01/01/08                                                  2,724
     1,250   Indiana County IDA, PCR, New York
             State Electric & Gas Corp., Ser. A, Rev.,
             MBIA, 6.00%, 06/01/06                                     1,303
     1,500   Northeastern Pennsylvania Hospital &
             Education Authority, Healthcare,
             Wyoming Valley Healthcare, Ser. A, Rev.,
             AMBAC, 6.40%, 01/01/06                                    1,535
    14,747   Pennsylvania Higher Education, 4.64%,
             04/30/09 # (i)                                           14,900
$    1,550   Pennsylvania Housing Finance Agency,
             Single Family Mortgage, Ser. 67-A, Rev.,
             5.50%, 10/01/11                                      $    1,619
     2,800   Pennsylvania State Higher Educational
             Facilities Authority, University of
             Pennsylvania, Health Services, Ser. A,
             Rev., 6.00%, 01/01/06                                     2,877
     2,000   Pennsylvania State Higher Educational
             Facilities Authority, University of
             Pennsylvania, Health Services, Ser. A,
             Rev., 6.00%, 01/01/07                                     2,078
     3,500   Philadelphia Authority, IDR, Rev.,
             2.15%, 01/01/18 # (i)                                     3,440
             ---------------------------------------------------------------
                                                                      36,046
             ---------------------------------------------------------------

             PUERTO RICO -- 1.1%
     3,500   Children's Trust Fund, Tobacco
             Settlement, Rev., (p), 5.75%, 07/01/10                    3,935
     4,800   Puerto Rico Commonwealth, GO,
             AMBAC, 7.00%, 07/01/10                                    5,704
     5,500   Puerto Rico Commonwealth, GO,
             MBIA-IBC, 5.50%, 07/01/09                                 6,067
     3,000   Puerto Rico Commonwealth, Ser. C,
             Adj., GO, MBIA, 5.00%, 07/01/28                           3,203
     2,000   Puerto Rico Highway & Transportation
             Authority, Ser. AA, Rev., Adj., FSA, 5.00%,
             07/01/26                                                  2,174
     1,500   Puerto Rico Public Finance Corp.,
             Commonwealth Appropriation, Ser. A,
             Rev., Adj., 5.75%, 08/01/27                               1,667
             ---------------------------------------------------------------
                                                                      22,750
             ---------------------------------------------------------------

             SOUTH CAROLINA -- 3.1%
     2,810   Charleston County, Public Improvement,
             GO, 6.13%, 09/01/12                                       3,187
     4,105   Charleston Educational Excellence
             Finance Corp., Charleston County School
             District Project, Rev., 5.00%, 12/01/14                   4,466
     5,500   Charleston Educational Excellence
             Finance Corp., Charleston County School
             District Project, Rev., 5.00%, 12/01/16                   5,927

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             SOUTH CAROLINA -- CONTINUED
$    4,500   Charleston Educational Excellence
             Finance Corp., Charleston County School
             District Project, Rev., 5.00%, 12/01/17              $    4,815
     2,500   Charleston Educational Excellence
             Finance Corp., Charleston County School
             District Project, Rev., 5.00%, 12/01/18                   2,663
     6,875   Piedmont Municipal Power Agency,
             Electric, Rev., (p), FGIC, 6.75%, 01/01/20                8,966
     1,000   Piedmont Municipal Power Agency,
             Electric, Rev., (p), MBIA, 6.20%, 01/01/08                1,095
     8,125   Piedmont Municipal Power Agency,
             Electric, Rev., FGIC, 6.75%, 01/01/20                    10,354
     5,500   South Carolina Jobs & Economic
             Development Authority, Hospital
             Facilities Improvement, Palmetto
             Health Alliance, Ser. A, Rev., (p),
             7.00%, 12/15/10                                           6,350
     3,000   South Carolina Jobs & Economic
             Development Authority, Hospital
             Facilities Improvement, Palmetto
             Health Alliance, Ser. A, Rev., (p),
             7.13%, 12/15/10                                           3,635
     1,065   South Carolina Jobs-Economic
             Development Authority, Hospital
             Facilities, Georgetown Memorial
             Hospital, Rev., 5.25%, 02/01/11                           1,148
     1,215   South Carolina Jobs-Economic
             Development Authority, Hospital
             Facilities, Georgetown Memorial
             Hospital, Rev., AMBAC, 5.50%, 11/01/12                    1,336
    10,310   South Carolina State, State School
             Facilities, Ser. A, GO, 4.25%, 01/01/15                  10,611
             ---------------------------------------------------------------
                                                                      64,553
             ---------------------------------------------------------------

             SOUTH DAKOTA -- 0.1%
     1,000   South Dakota Housing Development
             Authority, Homeownership Mortgage,
             Ser. D, Rev., 4.70%, 05/01/10                             1,056

             TENNESSEE -- 1.2%
     3,320   Knox County, Public Improvement,
             GO, (p), 6.00%, 05/01/08                                  3,677
$    3,500   Knox County, Public Improvement, GO,
             (p), 6.00%, 05/01/08                                 $    3,877
     1,910   Lawrenceburg, Tennessee, Electric,
             Rev., MBIA, 6.63%, 07/01/18                               2,401
     1,345   Municipal Energy Acquisition Corp.,
             Gas, Rev., FSA, 4.13%, 03/01/09                           1,404
     7,285   Tennergy Corp., Gas, Rev., MBIA,
             5.00%, 06/01/09                                           7,837
     2,985   Tennessee Housing Development
             Agency, Homeownership Program,
             Issue 3A, GO, 4.97%, 07/01/06                             2,854
     2,860   Tennessee State School Bond
             Authority, Higher Educational
             Facilities, Second Program, Ser. A,
             Rev., FSA, 5.00%, 05/01/08                                3,046
             ---------------------------------------------------------------
                                                                      25,096
             ---------------------------------------------------------------

             TEXAS -- 8.7%
     3,205   Alvin Independent School District,
             3.60%, 02/15/22 # (i)                                     3,205
     3,375   Alvin Independent School District,
             3.60%, 02/15/23 # (i)                                     3,375
     3,550   Alvin Independent School District,
             4.00%, 02/15/24 # (i) +                                   3,570
     3,735   Alvin Independent School District,
             4.00%, 02/15/25 # (i)                                     3,756
     2,945   Arlington Independent School District,
             GO, 4.75%, 02/15/21                                       2,988
     2,000   Austin Independent School District,
             Public Property Finance Contractual
             Obligation, GO, MBIA, 5.25%, 02/01/08                     2,141
    18,495   Beaumont Water & Sewer, Rev.,
             3.50%, 09/01/23 # (i)                                    18,572
     1,435   Carroll Independent School District,
             Capital Appreciation, GO, 12.93%,
             02/15/14                                                    926
     1,155   Cedar Hill Independent School District,
             Capital Appreciation, GO, 7.88%,
             08/15/12                                                    827
       205   Central Texas Housing Finance Corp.,
             Single Family Mortgage, Mortgage
             Program, Rev., 8.20%, 04/01/22                              206

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             TEXAS -- CONTINUED
$    5,000   Coastal Bend Health Facilities
             Development Corp., Rev., AMBAC,
             5.93%, 11/15/13                                      $    5,799
     5,205   Coppell Independent School District,
             Capital Appreciation, GO, 10.68%,
             08/15/16                                                  2,979
     1,305   Dallas County Flood Control District,
             GO, (p), 9.25%, 04/01/08                                  1,542
     6,200   Dallas, Texas, Civic Center, Improvement,
             Rev., MBIA, 5.25%, 08/15/07                               6,567
     5,000   Dallas, Texas, Waterworks & Sewer
             System, Rev., FSA, 5.38%, 10/01/17                        5,529
     5,495   Fort Worth, Texas, Water & Sewer,
             Rev., FSA, 5.00%, 02/15/15                                5,964
     5,000   Harris County Hospital District, Rev.,
             MBIA, 6.00%, 02/15/13                                     5,627
     4,115   Harris County-Houston Sports Authority,
             Capital Appreciation, Junior Lien, Ser. B,
             Rev., MBIA, 9.15%, 11/15/12                               2,872
     2,000   Hays Consolidated Independent School
             District, Capital Appreciation, GO,
             4.97%, 08/15/12                                           1,504
    10,000   Houston Independent School District,
             Capital Appreciation, Ser. A, GO,
             8.75%, 02/15/13                                           6,977
     3,885   Houston Independent School District,
             Public Facilities Corp. Lease, Capital
             Appreciation, Cesar E. Chavez, Ser. A,
             Rev., AMBAC, 4.26%, 09/15/12                              2,897
     8,675   Houston, Texas, Ser. A, GO, 5.50%,
             03/01/08                                                  9,328
     1,520   Katy Independent School District,
             Ser. A, GO, 5.00%, 02/15/11                               1,652
     6,720   Leander Independent School District,
             GO, 8.59%, 08/15/13                                       4,538
     5,875   Lubbock Health Facilities Development
             Corp., St. Joseph Health Systems,
             Rev., 5.25%, 07/01/11                                     6,233
     7,500   Pearland Independent School District,
             4.27%, 02/15/25 # (i)                                     7,437
     7,500   Pearland Independent School District,
             Unlimited Tax, 4.27%, 02/15/24 # (i)                      7,437
$    2,505   Richardson Independent School
             District, GO, 5.00%, 02/15/22                        $    2,648
     2,640   San Antonio, Texas, General
             Improvement, GO, FSA, 4.75%, 02/01/23                     2,715
       700   Southlake, Texas, GO, (p), AMBAC,
             7.41%, 02/15/09                                             549
     1,000   Southlake, Texas, GO, (p), AMBAC,
             9.49%, 02/15/09                                             690
     3,900   Texas Public Finance Authority, GO,
             5.00%, 10/01/17                                           4,183
     3,000   Texas State, College Student Loan,
             GO, 5.25%, 08/01/07                                       3,166
     7,500   Texas State, Ser. A, GO, 6.00%, 10/01/09                  8,434
     2,540   Texas Technical University Revenues,
             Improvements, Financing System, Ser. 6,
             Rev., AMBAC, 5.25%, 02/15/16                              2,725
     4,700   Texas Water Development Board,
             StateRevolving Fund, Senior Lien,
             Ser. A, Rev., 5.00%, 07/15/07                             4,947
     3,000   Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Ser. A, Rev., 5.25%, 07/15/09                             3,218
     1,000   Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Ser. A, Rev., 5.63%, 07/15/11                             1,099
     4,795   Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Ser. A, Rev., 5.63%, 07/15/12                             5,335
     3,175   Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Ser. B, Rev., 5.25%, 07/15/08                             3,383
     7,385   Tomball Independent School District,
             Ser. B, 3.45%, 02/15/26 # (i)                             7,498
     3,270   Tomball Independent School District,
             U.T. Schoolhouse, 2.68%, 02/15/23 # (i)                   3,269
             ---------------------------------------------------------------
                                                                     178,307
             ---------------------------------------------------------------

             UTAH -- 0.5%
     3,800   Intermountain Power Agency, Utah
             Power Supply, Ser. B, Rev., MBIA,
             6.50%, 07/01/10                                           4,399

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             UTAH -- CONTINUED
$    1,700   Salt Lake City Municipal Building
             Authority, Ser. B, Rev., AMBAC, 5.50%,
             10/15/14                                             $    1,884
        10   Salt Lake City, Utah, GO, 5.50%,
             06/15/11                                                     11
     2,840   Salt Lake City, Utah, GO, (p), 5.50%,
             06/15/10                                                  3,172
             ---------------------------------------------------------------
                                                                       9,466
             ---------------------------------------------------------------

             VERMONT -- 0.2%
     4,100   Burlington, Vermont, Electric, Ser. A,
             Rev., MBIA, 6.38%, 07/01/09                               4,654

             VIRGIN ISLANDS -- 0.5%
     2,500   Virgin Islands Public Finance Authority,
             Gross Receipts, Tax Lien Notes, Ser. A,
             Rev., 5.63%, 10/01/10                                     2,627
     5,000   Virgin Islands Public Finance Authority,
             Senior Lien, Fund Lien Notes, Ser. C,
             Rev., 5.50%, 10/01/06                                     5,197
     3,070   Virgin Islands Water & Power Authority,
             Electric Systems, Rev., 5.25%, 07/01/07                   3,214
             ---------------------------------------------------------------
                                                                      11,038
             ---------------------------------------------------------------

             WASHINGTON -- 6.2%
     2,845   Cowlitz County Public Utility District
             No. 1, Electric, Distribution System,
             Rev., AMBAC, 5.00%, 09/01/10                              3,085
     2,255   Cowlitz County Public Utility District
             No. 1, Electric, Distribution System,
             Rev., AMBAC, 5.00%, 09/01/11                              2,452
    34,000   Energy Northwest, Washington Electric,
             Columbia Generating Station, Ser. B,
             Rev., MBIA, 5.50%, 07/01/18                              37,050
    13,995   Grant County Public Utility District
             No. 2, Electric, Ser. H, Rev., FSA, 5.38%,
             01/01/15                                                 15,320
       491   Kitsap County Consolidated Housing
             Authority, Low Income Housing, Rev.,
             7.00%, 08/20/08                                             525
     3,000   Kitsap County School District No. 400,
             North Kitsap, GO, 5.00%, 12/01/16                         3,223
$    1,300   Port Grays Harbor, Washington, Rev.,
             6.38%, 12/01/14                                      $    1,392
    10,000   Seattle, Washington, Light & Power,
             Improvements, Rev., FSA, 5.50%,
             03/01/13                                                 11,142
     5,140   Snohomish County School District
             No. 6, Mukilteo, GO, FGIC, 5.70%,
             12/01/12                                                  5,867
     3,525   Spokane & Whitman Counties School
             District No. 360-316, Cheney, GO,
             5.60%, 12/01/14                                           3,948
     1,000   Washington Public Power Supply
             System, Nuclear Project No. 1, Ser. A,
             Rev., 5.70%, 07/01/06                                     1,040
    11,845   Washington Public Power Supply
             System, Nuclear Project No. 1, Ser. A,
             Rev., AMBAC, 6.00%, 07/01/08                             12,986
     1,300   Washington Public Power Supply
             System, Nuclear Project No. 1, Ser. B,
             Rev., 5.60%, 07/01/07                                     1,382
     3,650   Washington Public Power Supply
             System, Nuclear Project No. 1, Ser. B,
             Rev., MBIA, 5.13%, 07/01/16                               3,878
       115   Washington Public Power Supply
             System, Nuclear Project No. 2, Ser. A,
             Rev., 7.25%, 07/01/06                                       122
     3,800   Washington Public Power Supply
             System, Nuclear Project No. 2, Ser. A,
             Rev., 5.75%, 07/01/09                                     4,203
     1,885   Washington Public Power Supply
             System, Nuclear Project No. 2, Ser. A,
             Rev., (p), 7.25%, 07/01/06                                2,003
     5,000   Washington Public Power Supply
             System, Nuclear Project No. 3, Capital
             Appreciation, Ser. B, Rev., 4.09%,
             07/01/09                                                  4,303
     3,000   Washington Public Power Supply
             System, Nuclear Project No. 3, Ser. B,
             Rev., MBIA-IBC, 5.65%, 07/01/08                           3,257
     4,500   Washington State, Ser. B & AT-7, GO,
             6.40%, 06/01/17                                           5,442
     4,000   Washington State, Ser. C, GO, 5.50%,
             07/01/09                                                  4,389
             ---------------------------------------------------------------
                                                                     127,009
             ---------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             WEST VIRGINIA -- 0.3%
$    2,495   Harrison County County Commission,
             Ser. A, Special Obligation, (p), 6.25%,
             05/15/10                                            $     2,785
     1,235   West Virginia State Higher Education
             Interim Governing Board University,
             Marshall University, Ser. A, Rev., FGIC,
             5.25%, 05/01/13                                           1,359
     1,000   West Virginia State Higher Education
             Interim Governing Board University,
             Marshall University, Ser. A, Rev., FGIC,
             5.25%, 05/01/14                                           1,100
     1,020   West Virginia State Higher Education
             Interim Governing Board University,
             Marshall University, Ser. A, Rev., FGIC,
             5.25%, 05/01/15                                           1,116
             ---------------------------------------------------------------
                                                                       6,360
             ---------------------------------------------------------------

             WISCONSIN -- 1.7%
     2,350   Milwaukee County, Corporate Purpose,
             Ser. A, GO, 5.63%, 09/01/10                               2,598
     6,250   Wisconsin Health & Educational
             Facilities Authority, Ser. 1999-C, Rev.,
             5.70%, 05/01/14 # (i)                                     6,719
     6,250   Wisconsin Health & Educational
             Facilities Authority, Ser. 1999-D, Rev.,
             5.95%, 05/01/19 # (i)                                     6,826
     3,200   Wisconsin State, Clean Water, Ser. 1,
             Rev., 5.10%, 06/01/21                                     3,435
     1,000   Wisconsin State, GO, 6.25%, 05/01/12                      1,170
     2,775   Wisconsin State, Ser. 1, GO, 5.00%,
             11/01/07                                                  2,934
     6,275   Wisconsin State, Ser. 1, GO, 5.50%,
             11/01/11                                                  7,050
     4,450   Wisconsin State, Ser. 3, GO, 5.20%,
             11/01/09                                                  4,852
             ---------------------------------------------------------------
                                                                      35,584
             ---------------------------------------------------------------
             Total State and Municipal Obligations
             (Cost $1,866,222)                                     1,963,271
             ---------------------------------------------------------------

             SHORT TERM -- MUNICIPAL SECURITIES -- 0.0% ^
             CALIFORNIA -- 0.0% ^
$      200   Irvine Ranch Water District, Capital
             Improvement Project, COP, FRDO,
             1.70%, 03/01/05                                     $       200
       100   Irvine Ranch Water District,
             Improvement District No. 182, Ser. A,
             GO, FRDO, 1.70%, 03/01/05                                   100
             ---------------------------------------------------------------
                                                                         300
             ---------------------------------------------------------------

             NEW YORK -- 0.0% ^
       100   Port Authority of New York &
             New Jersey, Special Obligation,
             Versatile Structure Obligation, Ser. 6,
             Rev., FRDO, 1.74%, 03/01/05                                 100
             ---------------------------------------------------------------
             Total Short Term -- Municipal Securities
             (Cost $400)                                                 400
             ---------------------------------------------------------------
   SHARES
----------------------------------------------------------------------------
             MONEY MARKET FUND -- 4.4%
             UNITED STATES -- 4.4%
    91,527   JPMorgan Tax Free Money Market Fund (a)
             (Cost $91,527)                                           91,527
             ---------------------------------------------------------------
             Total Short-Term Investments                             91,927
             (Cost $91,927)
             ---------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.8%                          $ 2,055,198
             (COST $1,958,149)
             OTHER ASSETS IN EXCESS OF
             LIABILITIES -- 0.2%                                       3,638
             ---------------------------------------------------------------
             NET ASSETS -- 100.0%                                $ 2,058,836
             ---------------------------------------------------------------

             Percentages indicated are based on net assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN NEW JERSEY TAX FREE BOND FUND

PORTFOLIO OF INVESTMENTS AS OF FEBRUARY 28, 2005 (UNAUDITED)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.1%

             STATE AND MUNICIPAL OBLIGATIONS -- 96.1%

             ARIZONA -- 0.2%
$      100   Phoenix Civic Improvement Corp.,
             Water Systems, Junior Lien, Rev., (p),
             5.50%, 07/01/06                                      $      104

             CALIFORNIA -- 2.1%
     1,000   Nevada Union High School District,
             New Haven, GO, FSA,
             12.00%, 08/01/09                                          1,364

             CONNECTICUT -- 0.3%
       180   East Hartford, Connecticut, GO, FGIC,
             5.25%, 05/01/15                                             204

             KANSAS -- 0.5%
       275   Kansas Development Finance Authority,
             Department of Corrections, El Dorado
             Unit Project, Ser. H, Rev., MBIA,
             5.20%, 08/01/11                                             304

             MICHIGAN -- 1.7%
       985   Anchor Bay School District, GO,
             5.25%, 05/01/15 +                                         1,099

             NEW JERSEY -- 80.3%
       140   Atlantic City, New Jersey, Ser. B, GO, MBIA,
             4.00%, 08/01/10 +                                           146
       450   Atlantic County, Public Facilities Lease
             Agreement, COP, FGIC,
             6.00%, 03/01/13 +                                           522
       180   Audubon School District, GO, MBIA,
             4.00%, 10/01/07 +                                           186
       205   Audubon School District, GO, MBIA,
             4.00%, 10/01/08                                             213
       410   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.00%, 01/15/16                                             450
       400   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.25%, 01/15/18                                             450
       480   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.25%, 01/15/19                                             541
       505   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.50%, 01/15/20                                             584
$      530   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.50%, 01/15/21                                      $      613
       485   Bayonne, New Jersey, Ser. B, GO, FSA,
             5.50%, 01/15/22                                             562
       100   Cape May County Municipal Utilities
             Authority, Sewer, Ser. A, Rev., FSA,
             6.00%, 01/01/09                                             111
     1,605   Casino Reinvestment Development
             Authority, Hotel Room Fee, Casino
             Reinvestment, Rev., AMBAC,
             5.13%, 01/01/17                                           1,771
       100   Delaware River Port Authority,
             Pennsylvania & New Jersey,
             Port District Project, Ser. A, Rev., FSA,
             5.25%, 01/01/12                                             111
       810   Delaware River Port Authority,
             Pennsylvania & New Jersey,
             Port District Project, Ser. B, Rev., FSA,
             5.70%, 01/01/21                                             891
       570   Essex County Improvement Authority,
             County Correctional Facility Project,
             Rev., (p), FGIC, 5.75%, 10/01/10                            646
     1,385   Ewing Township School District,
             School Bond Resource Fund, GO, (p),
             FGIC, 5.30%, 08/01/08                                     1,499
     1,010   Freehold Regional High School District,
             GO, FGIC, 5.00%, 03/01/16                                 1,124
       130   Freehold Township Board of Education,
             GO, MBIA, 5.00%, 02/15/11                                   143
       175   Gloucester County Improvement Authority,
             County Guaranteed, Ser. A, Rev., (p),
             MBIA, 5.70%, 08/01/10                                       197
       100   Gloucester County Improvement
             Authority, County Guaranteed,
             Ser. A, Rev., MBIA, 5.35%, 08/01/09                         110
       320   Gloucester County Improvement Authority,
             Ser. B, Rev., (p), FSA, 5.80%, 12/01/09                     360
       180   Gloucester County Improvement Authority,
             Ser. C, Rev., (p), FSA, 5.80%, 12/01/09                     202
       500   Gloucester Township Board of Education,
             GO, MBIA, 4.50%, 08/01/10                                   534

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW JERSEY -- CONTINUED
$      160   Gloucester Township Board of Education,
             GO, MBIA, 5.00%, 08/01/12                            $      175
     1,220   Hillsborough Township School District,
             GO, FSA, 5.38%, 10/01/14                                  1,387
       110   Howell Township, GO, MBIA,
             5.00%, 01/01/09                                             119
     1,425   Hudson County, COP, MBIA,
             7.00%, 12/01/12                                           1,731
     1,500   Hudson County, COP, MBIA,
             6.25%, 12/01/14                                           1,781
       175   Irvington Township, Ser. B, GO, FSA,
             5.00%, 08/01/08                                             188
       200   Jersey City Municipal Utilities Authority,
             Rev., FSA, 5.25%, 12/01/12                                  223
       210   Jersey City, New Jersey, School
             Improvement, School Board Fund, Ser. A,
             GO, 6.25%, 10/01/09                                         238
       475   Jersey City, New Jersey, School
             Improvement, School Board Fund, Ser. B,
             GO, AMBAC, 5.25%, 03/01/14                                  531
       530   Jersey City, New Jersey, Water, Ser. C, GO,
             MBIA, 5.25%, 09/01/16                                       590
     1,000   Lenape Regional High School District,
             GO, FGIC, 5.00%, 04/01/17                                 1,086
       170   Long Hill Township, GO, 5.15%, 08/15/07                     180
       380   Lopatcong Township Board of Education,
             GO, (p), FSA, 5.63%, 07/15/10                               427
       850   Lopatcong Township Board of Education,
             GO, (p), FSA, 5.70%, 07/15/10                               958
        55   Lower Township, General Improvement,
             GO, FSA, 4.25%, 07/15/11                                     58
       100   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.20%, 11/15/06                                             105
       105   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.20%, 11/15/07                                             112
        60   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.25%, 11/15/08                                              65
$      110   Mainland Regional High School District,
             School Board Resource Fund, GO,
             5.25%, 11/15/09                                      $      121
        75   Merchantville Board of Education, GO,
             FSA, 5.00%, 01/15/08                                         80
       225   Merchantville Board of Education, GO,
             FSA, 5.00%, 01/15/09                                        243
       160   Middletown Township Board of Education,
             GO, (p), MBIA, 5.80%, 08/01/07                              172
     2,500   Middletown Township Board of Education,
             GO, (p), MBIA, 5.85%, 08/01/07                            2,689
     1,160   Monmouth County Improvement
             Authority, Governmental Loan, Rev., FSA,
             5.00%, 07/15/14                                           1,277
       100   Monroe Township Board of Education
             Middlesex County, GO, FGIC,
             5.00%, 09/15/10                                             109
       100   Morris County, GO, 5.13%, 05/13/10                          110
       375   Mount Olive Township Board of Education,
             GO, MBIA, 4.00%, 07/15/08                                   390
       185   Mount Olive Township Board of Education,
             GO, MBIA, 4.00%, 07/15/09                                   193
       625   Mount Olive Township Board of Education,
             GO, MBIA, 4.00%, 07/15/10                                   653
       300   New Jersey Building Authority, State
             Building, Ser. B, Rev., FGIC,
             5.25%, 12/15/15                                             337
     1,000   New Jersey Economic Development
             Authority, Capital Appreciation,
             Motor Vehicles, Ser. R, Rev., MBIA,
             3.40%, 07/01/18                                             565
     1,060   New Jersey Economic Development
             Authority, New Jersey Performing Arts
             Center Project, Ser. A, Rev., AMBAC,
             6.00%, 06/15/08                                           1,165
       100   New Jersey Economic Development
             Authority, Rev., FSA, 5.50%, 11/15/09                       111
       220   New Jersey Economic Development
             Authority, Transportation Project,
             Sublease, Ser. B, Rev., FSA,
             5.75%, 05/01/09                                             244

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW JERSEY -- CONTINUED
$      720   New Jersey State Educational
             Facilities Authority, Capital Improvement
             Fund, Ser. A, Rev., 5.00%, 09/01/08                  $      769
       600   New Jersey State Educational Facilities
             Authority, Drew University, Ser. C, Rev.,
             FGIC, 5.25%, 07/01/18                                       680
     1,545   New Jersey State Educational Facilities
             Authority, Drew University, Ser. C, Rev.,
             MBIA, 5.25%, 07/01/13                                     1,668
     1,050   New Jersey State Educational Facilities
             Authority, Higher Education Equipment
             Leasing Fund, Ser. A, Rev.,
             5.00%, 09/01/08                                           1,122
     1,000   New Jersey State Educational Facilities
             Authority, Princeton University, Ser. E,
             Rev., (p), 5.25%, 07/01/10                                1,106
       135   New Jersey State Educational Facilities
             Authority, Rowan College, Ser. E, Rev., (p),
             AMBAC, 5.75%, 07/01/06                                      142
       175   New Jersey State Transit Corp., COP, FSA,
             5.00%, 10/01/09                                             189
       220   New Jersey State Transit Corp., Federal
             Transporation Administration Grants, COP,
             Ser. A, AMBAC, 5.63%, 09/15/09                              243
     1,000   New Jersey State Transit Corp., Federal
             Transportation Administration Grants,
             COP, Ser. A, (p), AMBAC, 6.13%, 09/15/09                  1,128
       200   New Jersey State Turnpike Authority,
             Rev., (p), 6.75%, 01/01/09                                  206
       250   New Jersey State Turnpike Authority,
             Rev., (p) MBIA, 6.75%, 01/01/09                             258
       195   New Jersey State Turnpike Authority,
             Ser. A, Rev., MBIA, 6.00%, 01/01/11                         223
        50   New Jersey State Turnpike Authority,
             Ser. C, Rev., 6.50%, 01/01/16                                60
       260   New Jersey State Turnpike Authority,
             Ser. C, Rev. (p), 6.50%, 01/01/16                           313
       335   New Jersey State Turnpike Authority,
             Ser. C, Rev., (p), MBIA-IBC,
             6.50%, 01/01/16                                             404
       105   New Jersey State Turnpike Authority,
             Ser. C, Rev., MBIA-IBC, 6.50%, 01/01/16                     126
$      160   New Jersey State, GO, (p), 5.50%, 05/01/10           $      178
       100   New Jersey State, Ser. D, GO,
             6.00%, 02/15/11                                             114
     1,320   New Jersey Transportation Trust Fund
             Authority, Ser. A, Rev. (p),
             5.00%, 06/15/09                                           1,430
       100   New Jersey Transportation Trust Fund
             Authority, Ser. C, Rev., 5.00%, 12/15/06                    104
       400   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., 5.63%, 06/15/14                               454
     1,000   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., 5.75%, 06/15/16                             1,157
       100   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev. (p), 6.00%, 06/15/10                           114
       270   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. A, Rev., (p), 6.00%, 06/15/10                          308
     1,300   New Jersey Transportation Trust Fund
             Authority, Transportation Systems,
             Ser. B, Rev., (p), MBIA, 6.00%, 12/15/11                  1,510
       270   New Jersey Wastewater Treatment Trust,
             Ser. C, Rev., 6.88%, 06/15/07                               295
     1,000   New Jersey Wastewater Treatment Trust,
             Ser. D, Rev., MBIA, 7.00%, 07/01/10                       1,188
       500   Ocean County Utilities Authority,
             New Jersey Wastewater, GO,
             6.00%, 01/01/07                                             530
       275   Passaic County, GO, FSA, 5.00%, 05/01/12                    302
     1,000   Pennsauken Township School District, GO,
             MBIA, 4.00%, 04/01/18                                     1,004
     1,000   Pennsauken Township School District,
             GO, MBIA, 4.00%, 04/01/19                                 1,001
       100   Somerset County, GO, 5.10%, 09/15/07                        106
       100   South Brunswick Township Board of
             Education, GO, (p), FGIC, 5.63%, 12/01/09                   112
       215   Stony Brook Regional Sewage Authority,
             Rev., 5.00%, 12/01/14                                       237
        35   Summit, New Jersey, School Board
             Resource Fund, GO, (p), 5.70%, 06/01/09                      39

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW JERSEY -- CONTINUED
$    1,005   Summit, New Jersey, School Board
             Resource Fund, GO, (p), 5.70%, 06/01/09              $    1,116
     1,145   Western Monmouth Utilities Authority,
             Ser. A, Rev., 5.00%, 02/01/14                             1,262
       275   Winslow Township Board of Education,
             Winslow School District, GO, FGIC,
             5.00%, 08/01/10                                             301
       250   Winslow Township Board of Education,
             Winslow School District, GO, FGIC,
             5.00%, 08/01/12                                             275
             ---------------------------------------------------------------
                                                                      52,153
             ---------------------------------------------------------------

             NEW MEXICO -- 0.1%
        50   New Mexico State Highway Commission,
             Senior Sub Lien, Ser. D, Rev., (p),
             5.00%, 06/15/12                                              55

             NEW YORK -- 2.8%
     1,500   Port Authority of New York & New Jersey,
             CONS, 93rd Ser., Rev., 6.13%, 06/01/94                    1,789

             PUERTO RICO -- 7.7%
       225   Puerto Rico Commonwealth, GO,
             MBIA-IBC, 7.00%, 07/01/10                                   267
       250   Puerto Rico Commonwealth, Public
             Improvement, GO, FSA, 5.50%, 07/01/14                       287
       205   Puerto Rico Commonwealth, Public
             Improvement, Ser. A, GO, FGIC,
             5.25%, 07/01/12                                             229
       235   Puerto Rico Commonwealth, Public
             Improvement, Ser. A, GO, MBIA,
             5.50%, 07/01/16                                             272
       140   Puerto Rico Electric Power Authority, Rev.,
             MBIA, 5.00%, 07/01/19                                       156
       200   Puerto Rico Electric Power Authority,
             Ser. NN, Rev., MBIA, 5.25%, 07/01/21                        228
       230   Puerto Rico Highway & Transportation
             Authority, Ser. E, Rev., FSA,
             5.50%, 07/01/15                                             265
       210   Puerto Rico Highway & Transportation
             Authority, Ser. E, Rev., FSA,
             5.50%, 07/01/16                                             243
$      380   Puerto Rico Highway & Transportation
             Authority, Ser. W, Rev., MBIA-IBC,
             5.50%, 07/01/13                                      $      430
     1,200   Puerto Rico Highway & Transportation
             Authority, Ser. W, Rev., MBIA-IBC,
             5.50%, 07/01/15                                           1,384
       250   Puerto Rico Highway & Transportation
             Authority, Ser. X, Rev., 5.50%, 07/01/13                    280
       150   Puerto Rico Highway & Transportation
             Authority, Ser. X, Rev., FSA,
             5.50%, 07/01/15                                             173
       430   Puerto Rico Highway & Transportation
             Authority, Ser. Z, Rev., MBIA,
             6.25%, 07/01/14                                             519
        85   Puerto Rico Public Finance Corp.,
             Commonwealth Appropriations, Ser. A,
             AMBAC, 5.38%, 06/01/17                                       98
       170   University of Puerto Rico, Ser. O,
             Rev., MBIA, 5.75%, 06/01/17                                 191
             ---------------------------------------------------------------
                                                                       5,022
             ---------------------------------------------------------------

             VIRGIN ISLANDS -- 0.4%
       250   Virgin Islands Public Finance Authority,
             U.S. Virgin Islands, Senior Lien, Ser. A,
             Rev., 5.00%, 10/01/10                                       266
             ---------------------------------------------------------------
             Total State and Municipal Obligations                    62,360
             (Cost $60,532)
             ---------------------------------------------------------------

SHARES
----------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 5.0%

             MONEY MARKET FUND -- 5.0%
     3,246   JPMorgan Tax Free Money Market Fund (a)                   3,246
             (Cost $3,246)

             TOTAL INVESTMENTS -- 101.1%                          $   65,606
             (COST $63,778)

             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (1.1)%                                           (715)
             ---------------------------------------------------------------
             NET ASSETS -- 100.0%                                  $   64,891
             ---------------------------------------------------------------
             Percentages indicated are based on net assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                          NOTIONAL             UNREALIZED
NUMBER OF                                                                                 VALUE AT          APPRECIATION/
CONTRACTS    DESCRIPTION                                          EXPIRATION DATE    2/28/05 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------------------
             SHORT FUTURES OUTSTANDING
(6)          Treasury Bonds                                           June, 2005      $ (67,406)          $   7
(9)          10 Year Treasury Notes                                   June, 2005        (98,888)              6

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN NEW YORK TAX FREE BOND FUND

PORTFOLIO OF INVESTMENTS               AS OF FEBRUARY 28, 2005       (UNAUDITED)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.2%

             STATE AND MUNICIPAL OBLIGATIONS -- 97.2%

             ARIZONA -- 0.6%
$    3,670   Arizona Health Facilities Authority,
             Catholic Healthcare West, Ser. A, Rev.,
             6.13%, 07/01/09 +                                    $    3,877

             CALIFORNIA -- 0.2%
       560   Lancaster Financing Authority, Tax
             Allocation, Redevelopment Projects,
             Project No. 5 & 6, MBIA, 5.00%,
             02/01/13                                                    615
       490   Lancaster Financing Authority, Tax
             Allocation, Redevelopment Projects,
             Project No. 5 & 6, MBIA, 5.00%,
             02/01/14                                                    538
             ---------------------------------------------------------------
                                                                       1,153
             ---------------------------------------------------------------

             FLORIDA -- 0.2%
       995   Sunrise Excise Tax & Special
             Assessment, Utilities Systems,
             Ser. A, Rev., AMBAC, 5.50%,
             10/01/15                                                  1,127

             ILLINOIS -- 0.5%
     2,535   Illinois Development Finance Authority,
             IDR, 5.20%, 08/01/28 # (i)                                2,692
       284   Illinois Development Finance Authority,
             Riverside Health & Fitness Center Project,
             Ser. 1998-C, Rev., 5.20%, 08/01/28 # (i)                    301
             ---------------------------------------------------------------
                                                                       2,993
             ---------------------------------------------------------------

             MICHIGAN -- 0.3%
     1,700   Michigan State Hospital Finance
             Authority, Ascension Health Credit,
             Ser. B, Rev., Adj., 5.30%, 11/15/33                       1,774

             MISSOURI -- 0.3%
     1,880   St. Louis Municipal Finance Corp.,
             Convention Center Project, Rev.,
             AMBAC, 5.25%, 07/15/13                                    2,092

             NEW JERSEY -- 2.1%
$      540   Camden County Improvement Authority,
             County Guaranteed Lease, Ser. A, Rev.,
             FGIC, 5.25%, 09/01/13                                $      602
       750   Gloucester Township Board of
             Education, GO, MBIA, 5.00%, 08/01/11                        823
       500   Gloucester Township Board of
             Education, GO, MBIA, 5.00%, 08/01/13                        550
     1,985   Mercer County Improvement Authority,
             Regional Sludge Project, Rev., FGIC,
             5.00%, 12/15/08                                           2,136
     3,500   New Jersey Economic Development
             Authority, Motor Vehicles, Ser. A, Rev.,
             MBIA, 5.25%, 07/01/15                                     3,896
     2,500   New Jersey Economic Development
             Authority, Motor Vehicles, Ser. A, Rev.,
             MBIA, 5.25%, 07/01/17                                     2,766
     1,025   New Jersey State Educational Facilities
             Authority, Higher Education, Capital
             Improvement, Ser. B, Rev., 5.75%,
             09/01/10                                                  1,152
     1,005   New Jersey State Educational Facilities
             Authority, Montclair State University,
             Ser. L, Rev., MBIA, 5.00%, 07/01/10                       1,097
       560   South Orange & Maplewood School
             District, GO, FSA, 5.00%, 09/01/15                          620
             ---------------------------------------------------------------
                                                                      13,642
             ---------------------------------------------------------------

             NEW YORK -- 84.3%
     1,020   Allegany County IDA, Alfred University,
             Civic Facilities, Rev., MBIA, 5.25%,
             08/01/11 +                                                1,113
     1,175   Amherst IDA, Civic Facilities,
             Faculty-Student Housing Corp., Ser. A,
             Rev., AMBAC, 5.50%, 08/01/15 +                            1,328
     1,000   Amherst IDA, Civic Facilities,
             Faculty-Student Housing Corp., Ser. B,
             Rev., AMBAC, 5.50%, 08/01/15 +                            1,130
     1,290   Amherst IDA, Civic Facilities,
             Faculty-Student Housing Corp., Ser. B,
             Rev., AMBAC, 5.75%, 08/01/15 +                            1,469
       150   Arkport Central School District, GO,
             FSA, 5.20%, 06/15/09 +                                      164

                                               SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$      500   Attica Central School District, GO,
             FSA, 5.00%, 06/15/15 +                               $      547
     6,695   Babylon IDA, Civic Facilities, Winthrop
             S. Nassau University East, Inc. Project,
             Ser. A, Rev., AMBAC, 6.63%, 08/01/19 +                    7,707
       100   Battery Park City Authority, New York,
             Ser. A, Rev., (p), AMBAC, 5.50%, 11/01/06                   107
     1,040   Beacon City School District, GO, MBIA,
             5.50%, 07/15/11                                           1,159
     1,025   Beacon City School District, GO, MBIA,
             5.50%, 07/15/14                                           1,142
       835   Bethlehem Central School District, GO,
             FGIC, 5.00%, 11/01/13                                       920
       985   Bethlehem Central School District, GO,
             FGIC, 5.00%, 11/01/14                                     1,088
       650   Brentwood Union Free School District,
             GO, FSA, 5.63%, 06/15/13                                    721
       150   Bridgewater Leonardsville West
             Winfield Central School District, GO,
             FGIC, 5.00%, 06/15/06                                       155
     1,660   Brockport Central School District,
             GO, FGIC, 5.50%, 06/15/13                                 1,900
     1,100   Brockport Central School District, GO,
             FGIC, 5.50%, 06/15/14                                     1,266
     1,660   Brockport Central School District, GO,
             FGIC, 5.50%, 06/15/15                                     1,919
       685   Brockport Central School District, GO,
             FGIC, 5.75%, 06/15/17                                       816
       450   Bronxville Union Free School District,
             GO, 5.25%, 10/15/10                                         500
       145   Brookhaven, New York, GO, MBIA,
             5.00%, 08/15/14                                             160
     1,790   Brookhaven, New York, GO, MBIA,
             5.00%, 08/15/15                                           1,977
       835   Brookhaven, New York, GO, MBIA,
             5.00%, 08/15/16                                             927
     1,000   Brookhaven, New York, Public
             Improvement, GO, AMBAC, 5.30%,
             11/15/11                                                  1,111
       345   Buffalo, New York, School, Ser. B, GO,
             MBIA, 5.38%, 11/15/14                                       387
$      590   Burnt Hills-Ballston Lake Central School
             District, GO, FGIC, 5.40%, 07/15/16                  $      651
       305   Burnt Hills-Ballston Lake Central School
             District, GO, FGIC, 5.50%, 07/15/17                         338
       375   Burnt Hills-Ballston Lake Central School
             District, GO, FGIC, 5.50%, 07/15/18                         415
       250   Byram Hills Central School District, GO,
             4.00%, 11/15/06                                             257
       205   Byram Hills Central School District, GO,
             4.00%, 11/15/07                                             213
       100   Byram Hills Central School District, GO,
             4.00%, 11/15/08                                             105
     1,000   Canandaigua City School District,
             Ser. A, GO, FSA, 5.38%, 04/01/15                          1,117
       100   Carthage Central School District,
             Ser. A, GO, FGIC, 4.40%, 06/15/15                           107
     1,000   Cattaraugus County, Public Improvement,
             GO, MBIA, 4.25%, 06/01/09                                 1,048
       530   Cattaraugus County, Public Improvement,
             GO, MBIA, 5.00%, 06/01/12                                   579
       250   Chenango Forks Central School District,
             GO, FGIC, 5.63%, 06/15/11                                   279
       850   Chenango Forks Central School District,
             GO, FGIC, 5.70%, 06/15/12                                   953
       290   Clarkstown Central School District,
             GO, FSA, 4.00%, 04/15/07                                    299
       255   Clarkstown Central School District, GO,
             FSA, 4.00%, 04/15/08                                        265
       520   Clarkstown Central School District,
             GO, FSA, 4.50%, 04/15/10                                    556
       215   Clarkstown Central School District, GO,
             FSA, 4.75%, 04/15/11                                        234
       585   Clarkstown Central School District,
             GO, FSA, 5.00%, 04/15/12                                    645
       605   Clarkstown Central School District, GO,
             FSA, 5.00%, 04/15/13                                        670
       630   Clarkstown Central School District, GO,
             FSA, 5.00%, 04/15/14                                        700
       255   Clarkstown Central School District, GO,
             FSA, 5.25%, 04/15/15                                        286

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    1,500   Cleveland Hill Union Free School
             District, Cheektowaga, GO, FGIC, 5.50%,
             10/15/13                                             $    1,664
     1,655   Cleveland Hill Union Free School
             District, Cheektowaga, GO, FGIC,
             5.50%, 10/15/14                                           1,836
       120   East Rochester Union Free School
             District, GO, FSA, 5.70%, 06/15/14                          135
     2,250   Eastport-South Manor Central School
             District, GO, FGIC, 4.50%, 06/15/07                       2,348
     2,300   Eastport-South Manor Central School
             District, GO, FGIC, 4.50%, 06/15/08                       2,429
     2,200   Eastport-South Manor Central School
             District, GO, FGIC, 4.63%, 06/15/09                       2,352
       100   Eastport-South Manor Central School
             District, GO, FGIC, 4.63%, 06/15/11                         108
       935   Erie County Water Authority,
             Improvement & Extension, Rev., 5.75%,
             12/01/08                                                    993
       285   Fayetteville-Manlius Central School
             District, GO, FGIC, 5.00%, 06/15/12                         313
       300   Gananda Central School District, GO,
             FSA, 4.70%, 06/15/11                                        324
     1,050   Goshen Central School District, GO,
             FGIC, 5.00%, 06/15/16                                     1,173
     1,050   Goshen Central School District, GO,
             FGIC, 5.00%, 06/15/17                                     1,174
     1,000   Goshen Central School District, GO,
             FGIC, 5.00%, 06/15/19                                     1,118
       690   Harborfields Central School District,
             Greenlawn, GO, FSA, 5.00%, 06/01/08                         737
     1,480   Harborfields Central School District,
             Greenlawn, GO, FSA, 5.00%, 06/01/09                       1,598
     1,545   Harborfields Central School District,
             Greenlawn, GO, FSA, 5.00%, 06/01/10                       1,683
     1,000   Ilion Central School District, Ser. B, GO,
             FGIC, 5.00%, 06/15/14                                     1,092
        70   Irvington Union Free School District,
             GO, FSA, 5.00%, 04/01/12                                     76
       560   Kings Point, New York, GO, 5.00%,
             06/15/12                                                    613
$      485   Kings Point, New York, GO, 5.00%,
             06/15/13                                             $      532
       405   Kings Point, New York, GO, 5.00%,
             06/15/14                                                    445
       405   Kings Point, New York, GO, 5.00%,
             06/15/15                                                    445
       255   Kings Point, New York, GO, 5.00%,
             06/15/16                                                    279
       255   Kings Point, New York, GO, 5.00%,
             06/15/17                                                    277
       250   Kings Point, New York, GO, 5.00%,
             06/15/18                                                    271
       780   Lindenhurst Union Free School District,
             GO, (p), FGIC, 5.25%, 07/15/12                              861
       945   Lindenhurst Union Free School District,
             GO, (p), FGIC, 5.25%, 07/15/15                            1,043
     1,065   Lindenhurst Union Free School District,
             GO, (p), FGIC, 5.25%, 07/15/16                            1,176
       190   Lindenhurst Union Free School District,
             GO, FGIC, 5.25%, 07/15/12                                   208
       350   Lindenhurst Union Free School District,
             GO, FGIC, 5.25%, 07/15/15                                   384
       395   Lindenhurst Union Free School District,
             GO, FGIC, 5.25%, 07/15/16                                   433
     5,250   Long Island Power Authority, Electric
             Systems, Ser. A, Rev., (p), FSA, 5.50%,
             12/01/12                                                  5,987
     1,875   Long Island Power Authority,
             Electric Systems, Ser. A, Rev., (p), FSA,
             5.50%, 12/01/13                                           2,151
     2,800   Long Island Power Authority, Electric
             Systems, Ser. A, Rev., AMBAC, 5.50%,
             12/01/08                                                  3,056
       110   Longwood Central School District at
             Middle Island, GO, FSA, 4.80%,
             06/15/13                                                    119
       525   Mahopac Central School District, Ser. B,
             GO, MBIA, 5.60%, 06/15/14                                   590
       280   Mahopac Central School District, Ser. B,
             GO, MBIA, 5.60%, 06/15/15                                   314
     1,090   Massapequa Union Free School District,
             Ser. A, GO, FSA, 5.38%, 06/15/09                          1,198

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    2,180   Massapequa Union Free School District,
             Ser. A, GO, FSA, 5.38%, 06/15/12                     $    2,442
     2,485   Massapequa Union Free School District,
             Ser. A, GO, FSA, 5.40%, 06/15/13                          2,787
     3,135   Massapequa Union Free School District,
             Ser. A, GO, FSA, 5.70%, 06/15/16                          3,561
       340   Metropolitan Transportation Authority,
             Commuter Facilities, Ser. A, Rev., (p),
             FGIC, 6.10%, 07/01/06                                       363
       100   Metropolitan Transportation Authority,
             Commuter Facilities, Ser. A, Rev., (p),
             FSA, 5.00%, 07/01/11                                        110
       100   Metropolitan Transportation Authority,
             Commuter Facilities, Service Contract,
             Ser. Q, Rev., (p), AMBAC, 5.13%,
             07/01/13                                                    112
       250   Metropolitan Transportation Authority,
             Dedicated Tax Fund, Ser. A, Rev., (p),
             FGIC, 6.00%, 04/01/10                                       285
     5,400   Metropolitan Transportation Authority,
             Dedicated Tax Fund, Ser. A, Rev., (p),
             MBIA, 6.25%, 04/01/11                                     6,298
    14,100   Metropolitan Transportation Authority,
             Dedicated Tax Fund, Ser. A, Rev., FGIC,
             4.75%, 04/01/28                                          15,386
       800   Metropolitan Transportation Authority,
             Dedicated Tax Fund, Ser. A, Rev., FGIC,
             5.25%, 11/15/18                                             910
    11,920   Metropolitan Transportation Authority,
             Service Contract, Ser. A, Rev., 5.75%,
             07/01/16                                                 13,771
     2,330   Metropolitan Transportation Authority,
             Service Contract, Ser. A, Rev., 5.75%,
             07/01/18                                                  2,709
     4,750   Metropolitan Transportation Authority,
             Service Contract, Ser. A, Rev., FSA,
             5.75%, 01/01/18                                           5,610
       100   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. A,
             Rev., (p), 6.00%, 07/01/09                                  113
$      100   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. A,
             Rev., (p), 6.13%, 07/01/09                           $      113
       100   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. B-1,
             Rev., (p), AMBAC, 5.00%, 01/01/12                           110
       100   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. B-1,
             Rev., (p), AMBAC, 5.00%, 01/01/12                           110
       510   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. C,
             Rev., (p), FSA, 5.25%, 07/01/10                             554
       300   Metropolitan Transportation Authority,
             Transportation Facilities, Ser. M,
             Rev., (p), FGIC, 5.40%, 07/01/07                            319
     2,260   Metropolitan Transportation Authority,
             Transportation, Ser. E, Rev., MBIA,
             5.50%, 11/15/15                                           2,598
       100   Mexico Central School District, GO,
             MBIA, 4.20%, 06/15/07                                       104
       170   Millbrook Central School District, GO,
             FSA, 4.00%, 11/15/06                                        175
     4,805   Monroe County, GO, AMBAC, 5.00%,
             06/01/10                                                  5,234
        65   Monroe County, Public Improvement,
             GO, AMBAC, 5.88%, 06/01/08                                   71
     1,030   Monroe County, Public Improvement,
             GO, FGIC, 5.00%, 03/01/15                                 1,111
       100   Monroe County, Public Improvement,
             GO, FGIC, 5.00%, 03/01/16                                   108
       335   Monroe County, Public Improvement,
             GO, MBIA-IBC, 6.00%, 03/01/15                               398
     1,000   Monroe County, Public Improvement,
             GO, MBIA-IBC, 6.00%, 03/01/18                             1,206
     1,000   Monroe County, Public Improvement,
             GO, MBIA-IBC, 6.00%, 03/01/19                             1,213
     1,065   Monroe County, Public Improvement,
             Ser. P, GO, (p), AMBAC, 5.88%, 06/01/08                   1,169
       645   Monroe Woodbury Central School
             District, GO, FSA, 5.00%, 04/15/13                          709
       280   Monroe Woodbury Central School
             District, GO, FSA, 5.00%, 04/15/14                          308

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$      735   Monroe Woodbury Central School
             District, Ser. A, GO, FGIC, 4.50%,
             05/15/10                                             $      785
     1,615   Monroe Woodbury Central School
             District, Ser. A, GO, FGIC, 5.00%,
             05/15/13                                                  1,783
     1,005   Monroe Woodbury Central School
             District, Ser. A, GO, FGIC, 5.00%,
             05/15/14                                                  1,112
     1,170   Municipal Assistance Corporation for
             the City of New York, Ser. G, Rev.,
             6.00%, 07/01/07                                           1,260
     6,500   Municipal Assistance Corporation for
             the City of New York, Ser. G, Rev.,
             6.00%, 07/01/08                                           7,124
       160   Municipal Assistance Corporation for
             the City of New York, Ser. I, Rev.,
             6.25%, 07/01/07                                             173
       140   Municipal Assistance Corporation for
             the City of New York, Ser. M, Rev.,
             5.25%, 07/01/06                                             145
     1,900   Municipal Assistance Corporation for
             the City of New York, Ser. O, Rev.,
             5.25%, 07/01/08                                           2,052
       215   Nassau County IDA, Civic Facilities,
             Hofstra University Project, Rev., MBIA,
             5.25%, 07/01/14                                             241
       350   Nassau County Sewer & Storm Water
             Finance Authority, Ser. B, Rev., MBIA,
             4.00%, 10/01/10                                             364
     1,295   Nassau County Sewer & Storm Water
             Finance Authority, Ser. B, Rev., MBIA,
             5.00%, 10/01/16                                           1,411
       870   Nassau County Sewer & Storm Water
             Finance Authority, Ser. B, Rev., MBIA,
             5.00%, 10/01/19                                             933
       700   Nassau County Sewer & Storm Water
             Finance Authority, Ser. B, Rev., MBIA,
             5.00%, 10/01/20                                             748
     1,475   Nassau County, Nassau Improvement,
             Ser. E, GO, FSA, 6.00%, 03/01/18                          1,664
$      450   New Rochelle City School District,
             Ser. A, GO, FSA, 5.00%, 12/15/10                     $      493
     3,605   New York City IDA, Civic Facilities,
             Nightingale-Bamford School, Rev.,
             AMBAC, 5.00%, 01/15/10                                    3,862
     3,000   New York City Municipal Water Finance
             Authority, Water & Sewer System,
             Ser. A, Rev., FGIC, 5.75%, 06/15/31                       3,313
     1,915   New York City Municipal Water Finance
             Authority, Water & Sewer System,
             Ser. B, Rev., Water and Sewer Revenue.
             Series B, 6.00%, 06/15/33                                 2,198
     5,500   New York City Municipal Water Finance
             Authority, Water & Sewer System,
             Ser. B, Rev., MBIA, 5.80%, 06/15/29                       5,923
     6,000   New York City Municipal Water Finance
             Authority, Water & Sewer Systems,
             Fiscal Year 2003, Sub Ser. C-3, Rev.,
             FRDO, 1.77%, 06/15/18                                     6,000
     1,000   New York City Transit Authority,
             Metropolitan Transportation Authority,
             Triborough, COP, Ser. A, AMBAC,
             5.63%, 01/01/12                                           1,119
     2,130   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., 5.00%, 05/01/07                                     2,235
     1,405   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., 5.00%, 08/01/08                                     1,502
     5,550   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., 5.00%, 08/15/12                                     5,915
    10,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., 5.00%, 08/15/14                                    10,658
       105   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 5.00%, 08/15/07                                  112
       140   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 5.13%, 08/15/07                                  150

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    1,000   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), 5.75%, 08/15/09                           $    1,126
     3,735   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. A,
             Rev., (p), FGIC, 6.00%, 08/15/09                          4,245
       475   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., 5.50%, 02/01/13                                       531
       695   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., 6.13%, 11/15/14                                       797
     3,380   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., (p), 5.50%, 02/01/11                                3,826
       500   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., (p), 6.00%, 05/15/10                                  575
     3,305   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., (p), 6.13%, 05/15/10                                3,818
     2,500   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. B,
             Rev., FSA, 6.00%, 11/15/10                                2,851
       100   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. C,
             Rev., (p), 4.75%, 05/01/08                                  107
     1,215   New York City Transitional Finance
             Authority, Future Tax Secured, Ser. C,
             Rev., TRAN, 5.50%, 02/01/11                               1,354
       120   New York City Transitional Finance
             Authority, Ser. A, Rev., (p), FGIC, 5.00%,
             08/15/07                                                    128
     2,000   New York City Trust for Cultural
             Resources, Educational Broadcasting
             Corp., Ser. 1999, Rev., 2.68%,
             01/01/08 # (i)                                            1,986
     1,000   New York City, New York, Ser. E, GO,
             MBIA-IBC, 5.75%, 08/01/11                                 1,134
       670   New York City, New York, Capital
             Appreciation, Ser. E, GO, (p), 6.35%,
             05/15/08                                                    751
$      290   New York City, New York, Ser. A,
             GO, (p), 6.00%, 05/15/10                             $      333
       295   New York City, New York, Ser. A,
             GO, (p), MBIA, 6.00%, 05/15/10                              339
     4,000   New York City, New York, Ser. B,
             GO, FGIC, 5.75%, 08/01/13                                 4,543
       470   New York City, New York, Ser. C,
             GO, (p), 5.25%, 03/15/12                                    525
       160   New York City, New York, Ser. D, GO,
             FGIC, 5.75%, 08/01/09                                       178
       100   New York City, New York, Ser. D, GO,
             MBIA, 6.20%, 02/01/07                                       107
       485   New York City, New York, Ser. F,
             GO, (p), 5.75%, 02/01/06                                    507
     1,515   New York City, New York, Ser. G, GO,
             4.00%, 12/01/08                                           1,567
       130   New York City, New York, Ser. G,
             GO, (p), 6.00%, 10/15/26                                    142
     3,000   New York Convention Center Operating
             Corp., Yale Building Acquisition Project,
             COP, 5.25%, 06/01/08                                      3,093
     1,475   New York Local Government Assistance
             Corp., Senior Lien, Ser. AA, Rev., 5.00%,
             04/01/12                                                  1,610
     2,000   New York Local Government Assistance
             Corp., Ser. E, Rev., FSA, 6.00%, 04/01/14                 2,356
     1,350   New York Mortgage Agency, Home
             Owner Mortgage, Ser. 94, Rev., 5.35%,
             04/01/23                                                  1,390
       370   New York State Dormitory Authority,
             Barnard College, Rev., AMBAC, 4.00%,
             07/01/08                                                    384
       205   New York State Dormitory Authority,
             Barnard College, Rev., AMBAC, 4.00%,
             07/01/09                                                    213
       440   New York State Dormitory Authority,
             Barnard College, Rev., AMBAC, 4.50%,
             07/01/10                                                    468
       515   New York State Dormitory Authority,
             Canisius College, Rev., 4.00%, 07/01/08                     530
       570   New York State Dormitory Authority,
             Canisius College, Rev., 4.50%, 07/01/10                     599

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$      645   New York State Dormitory Authority,
             Canisius College, Rev., 5.00%, 07/01/11              $      696
       115   New York State Dormitory Authority,
             Canisius College, Rev., MBIA, 4.95%,
             07/01/14                                                    123
     1,520   New York State Dormitory Authority,
             Child Care Facilities, Service Contract,
             Ser. A, Rev., 5.38%, 04/01/13                             1,666
     3,565   New York State Dormitory Authority,
             City University System, CONS, Ser. A,
             Rev., FSA, 5.75%, 07/01/13                                4,116
     3,415   New York State Dormitory Authority,
             City University System, CONS, Ser. B,
             Rev., 6.00%, 07/01/14                                     3,895
       445   New York State Dormitory Authority,
             City University, 3rd Ser., Rev., (p),
             6.00%, 07/01/06                                             466
     2,000   New York State Dormitory Authority,
             Columbia University, Ser. A, Rev.,
             5.25%, 07/01/12                                           2,221
     1,545   New York State Dormitory Authority,
             Columbia University, Ser. A, Rev.,
             5.25%, 07/01/13                                           1,718
     2,880   New York State Dormitory Authority,
             Columbia University, Ser. A, Rev.,
             5.25%, 07/01/14                                           3,205
       345   New York State Dormitory Authority,
             Columbia University, Ser. A, Rev.,
             5.25%, 07/01/16                                             381
     3,370   New York State Dormitory Authority,
             Concord Nursing Home, Inc., Rev.,
             6.25%, 07/01/16                                           3,692
       110   New York State Dormitory Authority,
             Department of Health, Rev., (p), 5.75%,
             07/01/06                                                    117
       465   New York State Dormitory Authority,
             FHA Insured Nursing Home, Ser. A, Rev.,
             MBIA, 5.50%, 08/01/20                                       511
       100   New York State Dormitory Authority,
             Good Samaritan Hospital, Rev., (p),
             5.50%, 07/01/11                                             112
$      100   New York State Dormitory Authority,
             Long Island University, Rev., 5.00%,
             09/01/12                                             $      107
     1,895   New York State Dormitory Authority,
             Manhattan College, Rev., 5.50%,
             07/01/09                                                  2,073
     1,770   New York State Dormitory Authority,
             Manhattan College, Rev., 5.50%,
             07/01/10                                                  1,958
     1,295   New York State Dormitory Authority,
             Master Boces Program, Ser. A, Rev.,
             FSA, 5.00%, 08/15/11                                      1,415
     1,000   New York State Dormitory Authority,
             Memorial Sloan Kettering Cancer Center,
             Rev., MBIA, 5.50%, 07/01/09                               1,095
     1,000   New York State Dormitory Authority,
             Memorial Sloan Kettering Cancer Center,
             Rev., MBIA, 5.50%, 07/01/23                               1,157
       370   New York State Dormitory Authority,
             Memorial Sloan Kettering Cancer
             Center, Rev., MBIA, 5.75%, 07/01/19                         437
     2,340   New York State Dormitory Authority,
             Mental Health Services Facilities
             Improvement, Ser. B, Rev., 6.00%,
             08/15/16                                                  2,720
       250   New York State Dormitory Authority,
             Mental Health, Ser. A, Rev., (p), MBIA,
             5.75%, 02/15/10                                             281
       500   New York State Dormitory Authority,
             New York University, Ser. 1, Rev.,
             AMBAC, 5.50%, 07/01/14                                      571
     1,455   New York State Dormitory Authority,
             New York University, Ser. 1, Rev.,
             AMBAC, 5.50%, 07/01/18                                    1,689
     2,900   New York State Dormitory Authority,
             New York University, Ser. 1, Rev.,
             AMBAC, 5.50%, 07/01/23                                    3,379
     1,570   New York State Dormitory Authority,
             New York University, Ser. 1, Rev.,
             AMBAC, 5.50%, 07/01/24                                    1,827
     2,280   New York State Dormitory Authority,
             New York University, Ser. 1, Rev.,
             AMBAC, 5.50%, 07/01/25                                    2,659

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    8,360   New York State Dormitory Authority,
             New York University, Ser. A, Rev.,
             AMBAC, 5.75%, 07/01/13                               $    9,664
     1,750   New York State Dormitory Authority,
             New York University, Ser. A, Rev.,
             MBIA, 5.75%, 07/01/09                                     1,942
     1,000   New York State Dormitory Authority,
             New York University, Ser. A, Rev.,
             MBIA, 5.75%, 07/01/15                                     1,167
     3,500   New York State Dormitory Authority,
             New York University, Ser. A, Rev., MBIA,
             5.75%, 07/01/16                                           4,127
     2,530   New York State Dormitory Authority,
             North Shore University Hospital, Rev.,
             MBIA, 5.50%, 11/01/10                                     2,816
     3,450   New York State Dormitory Authority,
             Pratt Institute, Rev., 6.25%, 07/01/14                    3,905
       750   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. A, Rev., MBIA, 5.25%, 10/01/09                         821
     1,960   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. C, Rev., MBIA, 5.50%, 10/01/12                       2,217
       775   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. E, Rev., MBIA, 5.00%, 10/01/12                         851
     1,215   New York State Dormitory Authority,
             School Districts Financing Program,
             Ser. F, Rev., MBIA, 6.50%, 10/01/20                       1,459
     1,550   New York State Dormitory Authority,
             Ser. C, Rev., 7.38%, 05/15/10                             1,738
       225   New York State Dormitory Authority,
             Ser. C, Rev., (p), 7.38%, 05/15/09                          265
     1,345   New York State Dormitory Authority,
             Service Contract, Child Care Facility,
             Rev., 5.13%, 04/01/12                                     1,462
       605   New York State Dormitory Authority,
             Special Act School Districts Program,
             Rev., MBIA, 5.30%, 07/01/11                                 663
       340   New York State Dormitory Authority,
             State Service Contract, Albany County,
             Rev., 5.50%, 04/01/08                                       366
$      205   New York State Dormitory Authority,
             State University Dormitory Facilities,
             Rev., (p), 5.00%, 07/01/12                           $      226
     5,000   New York State Dormitory Authority,
             State University Educational Facilities,
             Rev., FRDO, (p), FGIC, 5.75%, 05/15/10                    5,686
       415   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., 6.50%, 05/15/06                               434
     6,725   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., FGIC, 5.50%, 05/15/13                       7,611
     1,050   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., MBIA-IBC, 5.25%, 05/15/21                   1,188
       800   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. A, Rev., MBIA-IBC, 5.50%,
             05/15/10                                                    888
       415   New York State Dormitory Authority,
             State University Educational Facilities,
             Ser. I, Rev., (p), 5.13%, 05/15/08                          450
    18,380   New York State Dormitory Authority,
             State University of New York, Stony
             Brook University, Rev., 3.92%,
             03/27/07 # (i)                                           18,403
     2,765   New York State Dormitory Authority,
             State University of New York, University
             at Buffalo, 2.60%, 01/01/07 # (i)                         2,752
    10,000   New York State Dormitory Authority,
             The City University of New York, CONS,
             Rev., AMBAC, 5.75%, 07/01/13                             11,396
     1,025   New York State Dormitory Authority,
             The City University of New York,
             Special Obligation, Ser. D, MBIA-IBC,
             5.75%, 07/01/06                                           1,068
       470   New York State Environmental Facilities
             Corp., Clean Water & Drinking, New York
             City Municipal Water Project, Revolving
             Funds, Ser. K, Rev., 5.50%, 06/15/15                        541

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    2,000   New York State Environmental Facilities
             Corp., Clean Water & Drinking, Revolving
             Funds, New York City Municipal Project,
             Rev., 5.38%, 06/15/15                                $    2,223
       100   New York State Environmental Facilities
             Corp., Clean Water & Drinking,
             Revolving Funds, Pooled Financing
             Program, Ser. I, Rev., 5.00%, 09/15/10                      110
     2,205   New York State Environmental Facilities
             Corp., Clean Water & Drinking, Revolving
             Funds, Second Resolution, Rev., 5.00%,
             06/15/13                                                  2,435
     3,125   New York State Environmental Facilities
             Corp., Clean Water & Drinking, Revolving
             Funds, Second Resolution, Rev., 5.00%,
             06/15/14                                                  3,427
       460   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., 5.75%, 06/15/11                                       524
       700   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., 5.75%, 06/15/12                                       803
     4,540   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., (p), 5.75%, 06/15/11                                5,184
     5,100   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Rev., (p), 5.75%, 06/15/12                                5,881
       425   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. B, Rev., 5.20%, 05/15/14                               471
       100   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. B, Rev., (p), 4.95%, 05/15/07                          105
       300   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. E, Rev., MBIA, 6.00%, 06/15/11                         345
     5,315   New York State Environmental Facilities
             Corp., PCR, State Water Revolving Fund,
             Ser. E, Rev., MBIA, 6.00%, 06/15/12                       6,158
$    1,000   New York State Environmental Facilities
             Corp., Solid Waste Disposal, Waste
             Management Project, Ser. A, Rev., Adj.,
             2.90%, 05/01/12                                      $      994
     4,650   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Ser. B, Rev., 5.70%, 07/15/14                             5,182
       460   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Ser. B, Rev., (p), 5.70%, 07/15/09                          517
     1,800   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Ser. D, Rev., 5.50%, 06/15/13                             2,033
     3,220   New York State Environmental Facilities
             Corp., State Water Revolving Fund,
             Ser. L, Rev., 5.00%, 11/15/11                             3,544
       440   New York State Medical Care Facilities
             Finance Agency, Hospital and Nursing
             Home, Insured Mortgage, Ser. C,
             Rev., (p), 5.75%, 02/15/08                                  477
       300   New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser. A,
             Rev., FSA, 5.50%, 04/01/08                                  324
       865   New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser. B-1,
             Rev., (p), FGIC, 5.60%, 04/01/10                            976
     2,550   New York State Thruway Authority,
             Local Highway & Bridge, Service
             Contract, Rev., 6.00%, 04/01/11                           2,767
     3,765   New York State Thruway Authority,
             Local Highway & Bridge, Service
             Contract, Rev., (p), 6.00%, 04/01/07                      4,098
     4,170   New York State Thruway Authority,
             Local Highway & Bridge, Service
             Contract, Rev., (p), AMBAC, 5.75%,
             04/01/10                                                  4,735
       585   New York State Thruway Authority,
             Local Highway & Bridge, Service
             Contract, Rev., MBIA, 5.50%, 04/01/10                       650
     5,000   New York State Thruway Authority,
             Local Highways & Bridges, Service
             Contract, Rev., (p), 5.50%, 04/01/12                      5,667

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    5,000   New York State Urban Development
             Corp., Correctional & Youth Facilites
             Services, Ser. A, Rev., 5.00%, 01/01/27              $    5,313
     1,450   New York State Urban Development
             Corp., Correctional & Youth Facilities
             Services, Ser. A, Rev., 5.50%, 01/01/17                   1,599
       260   New York State Urban Development
             Corp., Correctional & Youth Facilities,
             Ser. A, Rev., 4.00%, 01/01/28                               268
       350   New York State Urban Development
             Corp., Correctional Capital Facilities,
             Ser. 7, Rev., (p), 5.70%, 01/01/07                          376
     3,045   New York State Urban Development
             Corp., Correctional Capital Facilities,
             Ser. A, Rev., FSA, 5.25%, 01/01/14                        3,377
       120   New York State Urban Development
             Corp., Correctional Capital Facilities,
             Ser. A, Rev., FSA, 5.50%, 01/01/08                          129
       310   New York State Urban Development
             Corp., Correctional Facilities Service
             Contract, Ser. B, Rev., (p), AMBAC,
             4.75%, 01/01/09                                             334
       150   New York State Urban Development
             Corp., Correctional Facilities Service
             Contract, Ser. B, Rev., (p), AMBAC,
             5.25%, 01/01/09                                             164
       100   New York State Urban Development
             Corp., Correctional Facilities Service
             Contract, Ser. D, Rev., (p), FSA, 5.25%,
             01/01/11                                                    111
       145   New York State Urban Development
             Corp., Correctional Facilities, Ser. A,
             Rev., (p), 5.00%, 01/01/08                                  157
       115   New York State Urban Development
             Corp., Correctional Facilities, Ser. A,
             Rev., (p), FSA, 5.00%, 01/01/08                             124
       270   New York State Urban Development
             Corp., Correctional Facilities, Ser. B,
             Rev., (p), 5.00%, 01/01/09                                  293
       110   New York State Urban Development
             Corp., Correctional Facilities, Ser. B,
             Rev., (p), 5.00%, 01/01/09                                  120
$      145   New York State Urban Development
             Corp., Correctional Facilitities Service
             Contract, Ser. C, Rev., (p), AMBAC,
             6.00%, 01/01/09                                      $      163
       375   New York State Urban Development
             Corp., Facilities, Rev., 5.75%, 04/01/11                    422
       250   New York State Urban Development
             Corp., Personal Income Tax, Ser. C-1,
             Rev., 5.00%, 03/15/09                                       268
     1,000   New York State Urban Development
             Corp., State Facilities, Rev., 5.60%,
             04/01/15                                                  1,126
     1,500   New York State Urban Development
             Corp., State Facilities, Ser. A-2, Rev.,
             MBIA, 5.50%, 03/15/19                                     1,731
        45   New York State Urban Development
             Corp., Youth Facilities Services Contract,
             Ser. B, Rev., 5.88%, 04/01/14                                50
       115   New York State Urban Development
             Corp., Youth Facilities, Ser. A, Rev., (p),
             5.00%, 04/01/08                                             124
     3,000   New York State, GO, 6.00%, 03/01/07                       3,194
       400   Niagara County, Public Improvement,
             GO, MBIA, 5.75%, 07/15/12                                   461
       440   Niagara County, Public Improvement,
             GO, MBIA, 5.75%, 07/15/14                                   515
     1,940   Niagara Falls Bridge Commission, Tolls,
             Ser. B, Rev., FGIC, 5.25%, 10/01/15                       2,151
     1,010   Oneida County, GO, FGIC, 5.50%,
             03/15/11                                                  1,131
     1,000   Oneida-Herkimer Solid Waste
             Management Authority, Solid Waste
             Systems, Rev., FSA, 5.50%, 04/01/11                       1,109
     1,230   Onondaga County, GO, 5.25%, 05/15/13                      1,360
     1,280   Onondaga County, GO, 5.25%, 05/15/14                      1,418
     1,335   Onondaga County, GO, 5.25%, 05/15/15                      1,479
       785   Onondaga County, GO, 5.25%, 05/15/16                        870
       700   Onondaga County, Ser. A, GO, 5.00%,
             05/01/12                                                    771
       445   Onondaga County, Ser. A, GO, 5.25%,
             05/15/13                                                    493

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$      445   Onondaga County, Ser. A, GO, 5.25%,
             05/15/14                                             $      494
       515   Onondaga County, Ser. A, GO, 5.25%,
             05/15/15                                                    562
       160   Onondaga County, Ser. A, GO, 5.25%,
             05/15/16                                                    174
       100   Peru Central School District, GO, FGIC,
             4.63%, 06/15/18                                             107
       550   Phelps-Clifton Springs Central School
             District, Ser. B, GO, MBIA, 4.00%,
             06/15/10                                                    576
     4,395   Port Authority of New York & New Jersey,
             120th Ser., Rev., MBIA, 5.75%, 10/15/07                   4,716
       775   Red Creek Central School District, GO,
             FSA, 5.50%, 06/15/14                                        876
       575   Riverhead, New York, Ser. B, GO, MBIA,
             5.00%, 06/15/13                                             633
     2,275   Rockland County, GO, FGIC, 6.00%,
             01/15/10                                                  2,579
       195   Rondout Valley Central School District,
             GO, FSA, 5.13%, 03/01/17                                    216
       865   Rondout Valley Central School District,
             GO, FSA, 5.25%, 03/01/18                                    961
       930   Rondout Valley Central School District,
             GO, FSA, 5.25%, 03/01/19                                  1,033
     1,050   Scotia Glenville Central School District,
             GO, FGIC, 5.40%, 06/15/12                                 1,164
     1,050   Scotia Glenville Central School District,
             GO, FGIC, 5.50%, 06/15/13                                 1,169
     1,025   Scotia Glenville Central School District,
             GO, FGIC, 5.50%, 06/15/14                                 1,141
       275   Shenendehowa Central School District,
             Clifton Park, GO, FSA, 5.50%, 07/15/11                      310
       500   Stillwater Central School District, GO,
             MBIA, 5.20%, 06/15/11                                       547
     1,250   Suffolk County Water Authority,
             Waterworks, Sub Lien, Rev., MBIA,
             6.00%, 06/01/09                                           1,387
     1,550   Suffolk County, Public Improvement,
             Ser. C, GO, MBIA, 5.25%, 07/15/13                         1,720
     1,215   Suffolk County, Public Improvement,
             Ser. C, GO, MBIA, 5.25%, 07/15/14                         1,349
$    1,025   Suffolk County, Ser. B, GO, FSA, 5.25%,
             05/01/13                                             $    1,142
     3,225   Suffolk County, Southwest Sewer
             District, GO, MBIA, 6.00%, 02/01/08                       3,514
       500   The New York Power Authority, General
             Purpose, Rev., (p), 7.00%, 01/01/10                         589
       100   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. A, Rev., (p),
             4.75%, 01/01/16                                             109
       100   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. A, Rev., (p),
             6.00%, 01/01/11                                             115
     1,000   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. B, Rev., (p),
             5.75%, 01/01/12                                           1,147
     7,635   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. SR, Rev., (p),
             5.50%, 01/01/12                                           8,441
     9,125   Triborough Bridge & Tunnel Authority,
             General Purpose, Ser. Y, Rev., (p),
             6.00%, 01/01/12                                          10,450
     1,480   Unadilla ETC Central School District,
             GO, FGIC, 4.50%, 06/15/07                                 1,541
     1,000   Unadilla ETC Central School District,
             GO, FGIC, 4.50%, 06/15/08                                 1,053
     1,780   Unadilla ETC Central School District,
             GO, FGIC, 4.50%, 06/15/09                                 1,887
       565   Warwick Valley Central School District,
             GO, FSA, 5.50%, 01/15/14                                    628
       600   Watertown City School District, GO,
             FSA, 5.63%, 06/15/16                                        671
     1,365   Watertown City School District, GO,
             FSA, 5.63%, 06/15/17                                      1,526
     1,245   Watertown City School District, GO,
             FSA, 5.63%, 06/15/18                                      1,392
     2,870   Westchester County Healthcare Corp.,
             Sub Ser. B, Rev., 5.20%, 11/01/16                         3,133
     8,115   Westchester County Healthcare Corp.,
             Sub Ser. B, Rev., 5.25%, 11/01/12                         8,880
     1,700   Westchester County IDA, Civic Facilities,
             Children's Village Project, Ser. A, Rev.,
             5.30%, 03/15/14                                           1,795

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$    1,705   William Floyd Union Free School District
             of the Mastics-Moriches-Shirley, Ser. B,
             GO, MBIA, 4.63%, 06/15/08                            $    1,802
     1,000   Windsor Central School District, GO,
             FGIC, 5.50%, 06/15/13                                     1,113
     1,170   Windsor Central School District, GO,
             FGIC, 5.50%, 06/15/14                                     1,302
       650   Windsor Central School District, GO,
             FGIC, 5.50%, 06/15/15                                       723
             ---------------------------------------------------------------
                                                                     550,311
             ---------------------------------------------------------------

             PENNSYLVANIA -- 0.1%
       850   Upper Merion Area School District,
             Ser. 2004, GO, FSA, 5.35%, 09/01/13                         956

             PUERTO RICO -- 7.8%
     2,460   Puerto Rico Commonwealth, GO,
             FSA, 6.00%, 07/01/13                                      2,901
     1,120   Puerto Rico Commonwealth, Public
             Improvement, GO, FSA, 5.50%,
             07/01/12                                                  1,272
       175   Puerto Rico Commonwealth, Public
             Improvement, GO, MBIA, 5.75%,
             07/01/07                                                    188
     4,000   Puerto Rico Commonwealth, Public
             Improvement, GO, MBIA, 5.75%,
             07/01/20                                                  4,497
       210   Puerto Rico Commonwealth, Public
             Improvement, Ser. A, GO, 5.50%,
             07/01/18                                                    238
     1,000   Puerto Rico Commonwealth, Public
             Improvement, Ser. A, GO, MBIA, 5.50%,
             07/01/14                                                  1,150
     2,695   Puerto Rico Electric Power Authority,
             Rev., MBIA, 5.00%, 07/01/18                               3,007
       535   Puerto Rico Electric Power Authority,
             Rev., MBIA, 5.00%, 07/01/20                                 597
     1,495   Puerto Rico Electric Power Authority,
             Ser. JJ, Rev., 5.38%, 07/01/16                            1,709
$      210   Puerto Rico Electric Power Authority,
             Ser. JJ, Rev., MBIA, 5.25%, 07/01/15                 $      238
       475   Puerto Rico Electric Power Authority,
             Ser. KK, Rev., FSA, 5.25%, 07/01/13                         535
     7,165   Puerto Rico Highway & Transportation
             Authority, Rev., 5.00%, 07/01/07                          7,513
       685   Puerto Rico Highway & Transportation
             Authority, Ser. AA, Rev., 5.50%, 07/01/16                   794
       600   Puerto Rico Highway & Transportation
             Authority, Ser. E, Rev., FSA, 5.50%,
             07/01/13                                                    686
     8,430   Puerto Rico Highway & Transportation
             Authority, Ser. F, Rev., 5.00%, 07/01/07                  8,839
     1,500   Puerto Rico Highway & Transportation
             Authority, Ser. W, Rev., MBIA-IBC,
             5.50%, 07/01/15                                           1,730
     1,000   Puerto Rico Highway & Transportation
             Authority, Ser. X, Rev., MBIA-IBC,
             5.50%, 07/01/13                                           1,132
     1,050   Puerto Rico Highway & Transportation
             Authority, Ser. X, Rev., MBIA-IBC,
             5.50%, 07/01/15                                           1,211
     1,105   Puerto Rico Highway & Transportation
             Authority, Ser. Z, Rev., 6.25%, 07/01/16                  1,352
     1,400   Puerto Rico Municipal Finance Agency,
             Ser. A, GO, FSA, 6.00%, 08/01/15                          1,582
     4,725   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. C, Rev.,
             5.00%, 07/01/07                                           4,954
     1,470   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. C, Rev.,
             5.50%, 07/01/12                                           1,641
     2,900   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. K, Rev.,
             4.50%, 07/01/22                                           3,005
             ---------------------------------------------------------------
                                                                      50,771
             ---------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                    VALUE
----------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             VIRGIN ISLANDS -- 0.7%
$    4,000   Virgin Islands Public Finance Authority,
             Gross Receipts, Tax Loan Notes,
             Ser. A, Rev., 6.38%, 10/01/19                        $    4,586

             VIRGINIA -- 0.1%
       740   Virginia Resources Authority,
             Infrastructure, Pooled Loan Bond
             Project, Ser. B, Rev., 5.00%, 11/01/12                      812
             ---------------------------------------------------------------
             Total State and Municipal Obligations                   634,094
             (Cost $608,112)
             ---------------------------------------------------------------

SHARES       ISSUER                                                    VALUE
----------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.8%

             MONEY MARKET FUND -- 1.8%
    11,796   JPMorgan Tax Free Money Market
             Fund (a)                                             $   11,796
             (Cost $11,796)
             ---------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.0%                           $  645,890
             (COST $619,908)
             OTHER ASSETS IN EXCESS OF
             LIABILITIES -- 1.0%                                       6,812
             ---------------------------------------------------------------
             NET ASSETS -- 100.0%                                 $  652,702
             ---------------------------------------------------------------

             Percentages indicated are based on net assets.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                         NOTIONAL               UNREALIZED
NUMBER OF                                                                                VALUE AT             APPRECIATION/
CONTRACTS    DESCRIPTION                                    EXPIRATION DATE         2/28/05 (USD)      (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------------
             SHORT FUTURES OUTSTANDING
(119)        5 Year Treasury Notes                               June, 2005        $   (1,280,180)                   $   76

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations

(p)          -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
^            -- Amount rounds to less than 0.1%.
+            -- All or a portion of this security is segregated for futures contracts, TBA, when issued, delayed delivery securities, swaps or unsettled trades.
#            -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(a)          -- Affiliated. Money market fund registered under the Investment
                Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(i)          -- Security is considered illiquid and may be difficult to sell.
Adj.         -- Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at February 28, 2005.
AMBAC        -- American Municipal Bond Assurance Corp.
AMT          -- Alternative Minimum Tax.
CONS         -- Consolidated Bonds.
COP          -- Certificates of Participation.
FGIC         -- Financial Guaranty Insurance Co.
FHA          -- Federal Housing Authority.
FLOATS       -- Floating Auction Tax Exempts.
FRDO         -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2005.
FSA          -- Financial Security Assurance.
GAN          -- Grant Anticipation Note.
GO           -- General Obligation Bond.
IBC          -- Insured Bond Certificates.
IDA          -- Industrial Development Authority.
IDR          -- Industrial Development Revenue.
MBIA         -- Municipal Bond Investors Assurance Corp.
PCR          -- Pollution Control Revenue.
Rev.         -- Revenue Bond.
Ser.         -- Series.
TRAN         -- Tax & Revenue Anticipation Note.
USD          -- United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES        AS OF FEBRUARY 28, 2005   (UNAUDITED)
(Amounts in thousands, except per share amounts)

                                              CALIFORNIA   INTERMEDIATE     NEW JERSEY       NEW YORK
                                                TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                               BOND FUND      BOND FUND      BOND FUND      BOND FUND
ASSETS
Investments in non-affiliates, at value     $    117,460   $  1,963,671   $     62,360   $    634,094
Investments in affiliates, at value               12,635         91,527          3,246         11,796
-----------------------------------------------------------------------------------------------------
Total investment securities, at value            130,095      2,055,198         65,606        645,890
-----------------------------------------------------------------------------------------------------
Cash                                                  --            157             --             --

Receivables:
    Investment securities sold                     1,145          2,187          1,145          2,203
    Fund shares sold                                  29          1,244             27            271
    Interest and dividends                         1,432         23,479            653          6,961
    Variation margin                                  --             --             10             48
-----------------------------------------------------------------------------------------------------
Total Assets                                     132,701      2,082,265         67,441        655,373
-----------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Dividends                                        229          1,854            146          1,099
    Investment securities purchased               16,190         16,585          2,307             --
    Fund shares redeemed                              58          3,799             --          1,060
Accrued liabilities:
    Investment advisory fees                          25            511             15            153
    Administration fees                                5            169              5             67
    Shareholder servicing fees                         9            227              9             89
    Distribution fees                                  1             21              1             17
    Custodian fees                                    10             28             10             19
    Trustees' fees - deferred
    compensation plan                                  1             23              2             13
    Other                                             65            212             55            154
-----------------------------------------------------------------------------------------------------
Total Liabilities                                 16,593         23,429          2,550          2,671
-----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                            $    116,108   $  2,058,836   $     64,891   $    652,702
-----------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                              CALIFORNIA   INTERMEDIATE     NEW JERSEY       NEW YORK
                                                TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                               BOND FUND      BOND FUND      BOND FUND      BOND FUND
NET ASSETS
Paid in capital                             $    110,967   $  1,954,108   $     62,597   $    625,127
Accumulated undistributed
(overdistributed) net investment income              (23)           204             18            170
Accumulated net realized gain (loss)
on investments and futures transactions               11          7,475            435          1,347
Net unrealized appreciation
(depreciation) of investments and futures          5,153         97,049          1,841         26,058
-----------------------------------------------------------------------------------------------------
Total Net Assets                            $    116,108   $  2,058,836   $     64,891   $    652,702
-----------------------------------------------------------------------------------------------------
    Class A                                 $     15,311   $     63,270   $      1,511   $     79,081
    Class B                                 $         --   $     12,236   $        729   $     20,708
    Class C                                 $         15   $      1,118   $         15   $      1,668
    Institutional                           $     61,558   $    381,351   $         --   $    170,558
    Select                                  $     39,224   $  1,600,861   $     62,636   $    380,687
-----------------------------------------------------------------------------------------------------
Total                                       $    116,108   $  2,058,836   $     64,891   $    652,702
-----------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized):
    Class A                                        1,460          5,771            154         10,986
    Class B                                           --          1,132             75          2,871
    Class C                                            1            104              2            231
    Institutional                                  5,953         35,204             --         23,643
    Select                                         3,737        147,722          6,388         52,761
Net Asset Value:
    Class A (and redemption price)          $      10.49   $      10.96   $       9.81   $       7.20
    Class B*                                $         --   $      10.81   $       9.75   $       7.21
    Class C*                                $      10.49   $      10.80   $       9.75   $       7.21
    Institutional (and redemption price)    $      10.34   $      10.83   $         --   $       7.21
    Select (and redemption price)           $      10.50   $      10.84   $       9.81   $       7.22
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.50%)                               $      10.98   $      11.48   $      10.27   $       7.54
-----------------------------------------------------------------------------------------------------
Cost of investments                         $    124,942   $  1,958,149   $     63,778   $    619,908
-----------------------------------------------------------------------------------------------------

*  Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)
(Amounts in thousands)

                                              CALIFORNIA   INTERMEDIATE     NEW JERSEY       NEW YORK
                                                TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                               BOND FUND      BOND FUND      BOND FUND      BOND FUND
INVESTMENT INCOME
Interest                                    $      2,528   $     31,899   $      1,210   $     12,796
Dividend income from affiliated
investments*                                          50            425             16            110
-----------------------------------------------------------------------------------------------------
Total investment income                            2,578         32,324          1,226         12,906
-----------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                             190          2,241             98            995
Administration fees                                   94          1,103             48            491
Shareholder servicing fees                           106          1,582             81            699
Distribution fees                                     20             10              4            191
Custodian and accounting fees                         15             65             16             37
Printing and postage fees                              5             30              2             23
Professional fees                                     28             37             30             33
Registration expenses                                 14             43             10             23
Transfer agent fees                                   29             67             19             91
Trustees' fees                                         1             11             --^             5
Other                                                  4              7              4              1
-----------------------------------------------------------------------------------------------------
Total expenses                                       506          5,196            312          2,589
-----------------------------------------------------------------------------------------------------
Less amounts waived                                  151            560             53            284
Less earnings credits                                 --^             5             --^             1
Less expense reimbursements                           --             19             11             --
-----------------------------------------------------------------------------------------------------
    Net expenses                                     355          4,612            248          2,304
-----------------------------------------------------------------------------------------------------
Net investment income                              2,223         27,712            978         10,602
-----------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                              CALIFORNIA   INTERMEDIATE     NEW JERSEY       NEW YORK
                                                TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                               BOND FUND      BOND FUND      BOND FUND      BOND FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
     Investments                                   1,002          8,999            667          2,261
     Futures                                          15           (517)           (11)            12
     Swaps                                            --            147             --             --
Change in net unrealized
appreciation (depreciation) of:
     Investments                                  (2,383)       (28,265)        (1,191)       (10,495)
     Futures                                          13            292             21            200
     Swaps                                            --            (20)            --             --

Net realized and unrealized gain (loss)
on investments                                    (1,353)       (19,364)          (514)        (8,022)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                             $        870   $      8,348   $        464   $      2,580
-----------------------------------------------------------------------------------------------------
*  Includes reimbursements of
   investment advisory, administration
   and shareholder servicing fees:          $          6   $         50   $          2   $         12
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED) (Amounts in thousands)

                                                      CALIFORNIA                         INTERMEDIATE
                                                   TAX FREE BOND FUND                 TAX FREE BOND FUND
                                            -------------------------------    -------------------------------
                                             9/1/04 THROUGH      YEAR ENDED     9/1/04 THROUGH      YEAR ENDED
                                                    2/28/05         8/31/04            2/28/05         8/31/04
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                       $         2,223    $      4,822    $        27,712    $     58,192
Net realized gain (loss) on
investments, futures, and swaps                       1,017           2,953              8,629          13,661
Change in net unrealized appreciation/
depreciation of investments,
futures, and swaps                                   (2,370)            239            (27,993)          8,709
--------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                     870           8,014              8,348          80,562
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                (2,159)         (4,864)           (27,248)        (58,063)

Net realized gain on
investment transactions                              (1,939)         (3,118)            (5,007)        (11,468)
--------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders              (4,098)         (7,982)           (32,255)        (69,531)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                  (9,727)        (36,033)           593,066        (164,627)
--------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets             (12,955)        (36,001)           569,159        (153,596)
--------------------------------------------------------------------------------------------------------------
Beginning of period                                 129,063         165,064          1,489,677       1,643,273
--------------------------------------------------------------------------------------------------------------
End of period                               $       116,108    $    129,063    $     2,058,836    $  1,489,677
--------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                           $           (23)   $        (87)   $           204    $       (260)
--------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                       NEW JERSEY                          NEW YORK
                                                   TAX FREE BOND FUND                 TAX FREE BOND FUND
                                            -------------------------------    -------------------------------
                                             9/1/04 THROUGH      YEAR ENDED     9/1/04 THROUGH      YEAR ENDED
                                                    2/28/05         8/31/04            2/28/05         8/31/04
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                       $           978    $      2,196    $        10,602    $     24,431
Net realized gain (loss) on
investments and futures                                 656           1,138              2,273          12,649
Change in net unrealized appreciation/
depreciation of investments and futures              (1,170)            867            (10,295)          2,519
--------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                     464           4,201              2,580          39,599
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                  (960)         (2,163)           (10,352)        (24,333)
Net realized gain on
investment transactions                              (1,063)         (2,309)           (10,273)        (10,733)
--------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders              (2,023)         (4,472)           (20,625)        (35,066)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                    (491)         (8,083)            (7,172)        (81,069)
--------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets              (2,050)         (8,354)           (25,217)        (76,536)
--------------------------------------------------------------------------------------------------------------
Beginning of period                                  66,941          75,295            677,919         754,455
--------------------------------------------------------------------------------------------------------------
End of period                               $        64,891    $     66,941    $       652,702    $    677,919
--------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                           $            18    $         --^   $           170    $        (80)
--------------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

1. ORGANIZATION

JPMorgan Trust I ("JPM I") (the "Trust") was organized on November 12, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are four separate portfolios of the Trust (collectively, the "Funds"):

                                                 FUND   CLASSES OFFERED
      JPMorgan California Tax Free Bond Fund ("CTFB")   Class A, Class C, Institutional and Select
    JPMorgan Intermediate Tax Free Bond Fund ("ITFB")   Class A, Class B, Class C, Institutional and Select
     JPMorgan New Jersey Tax Free Bond Fund ("NJTFB")   Class A, Class B, Class C and Select
       JPMorgan New York Tax Free Bond Fund ("NYTFB")   Class A, Class B, Class C, Institutional and Select

Effective February 19, 2005, four separate series of the Trust were renamed with the approval of the Board of Trustees as shown below:

                                             NEW NAME   OLD NAME
      JPMorgan California Tax Free Bond Fund ("CTFB")   JPMorgan California Bond Fund ("CBF")
    JPMorgan Intermediate Tax Free Bond Fund ("ITFB")   JPMorgan Intermediate Tax Free Income Fund ("ITFI")
   JPMorgan New Jersey Tax Free Bond Fund ("NJTFB")     JPMorgan New Jersey Tax Free Income Fund ("NJTFI")
       JPMorgan New York Tax Free Bond Fund ("NYTFB")   JPMorgan New York Intermediate Tax Free Income Fund ("NYTFI")

Prior to February 19, 2005, CTFB was a separate series of J.P. Morgan Series Trust ("JPMST") and ITFB, NJTFB and NYTFB were separate series of J.P. Morgan Mutual Fund Select Trust ("JPMFST"). On August 19, 2004, the Boards of Trustees of the then existing Trusts each approved Agreements and Plans of Reorganization regarding the reorganization of each series of their respective Trust into a corresponding series of J.P. Morgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of the Funds held on January 20, 2005, shareholders of each of the Funds approved the Agreement and Plan of Reorganization with respect to each respective Fund.

Effective as of 5:00 p.m. on February 18, 2005 pursuant to the Agreement and Plan of Reorganization, the Funds were each reorganized, by means of a tax-free reorganization, each as a separate series of JPMMFS.

Additionally, at a special meeting of shareholders on January 20, 2005, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, a Delaware statutory trust, including those series of JPMMFS such as the Funds which became a series of JPMMFS as of February 18, 2005. Therefore, effective as of 5:00 p.m. on

February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class or Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreements.

Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

During the six months ended February 28, 2005, ITFB Institutional Class relieved securities (Redemption in-kind) in exchange for shares of the Institutional Share Class. The securities were transferred at a market value of (in thousands) $308 which resulted in realized gain of (in thousands) $9.

Additional information regarding the redemption in-kind is included in note 12.

2. REORGANIZATION

On August 19, 2004, the Board of Trustees of the Trusts then existing, and on August 12, 2004, the Board of Trustees of the One Group Mutual Funds, each approved management's proposal to merge One Group Intermediate Tax Free Bond Fund (the "Target Fund") into JPMorgan Intermediate Tax Free Income Fund (the "Acquiring Fund").

The Agreement and Plan of Reorganization with respect to the One Group Intermediate Tax Free Bond Fund was approved by that Fund's shareholders at a special meeting of shareholders held on January 20, 2005 and adjourned and reconvened on February 3, 2005.

The merger was effective after the close of business February 18, 2005. The Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                                                                   NET ASSET            NET
                                                      SHARES                           VALUE     UNREALIZED
                                                 OUTSTANDING    NET ASSETS         PER SHARE   APPRECIATION
TARGET FUND
One Group Intermediate
Tax-Free Bond Fund                                                                             $     33,745
   Class A                                            5,508   $     61,712        $    11.20
   Class B                                            1,088   $     12,225        $    11.23
   Class I                                           48,378   $    542,269        $    11.21
ACQUIRING FUND
JPMorgan Intermediate
Tax Free Income Fund                                                                           $     70,092
   Class A                                              231   $      2,544        $    11.00
   Class B                                                3   $         36        $    10.85
   Class C                                              103   $      1,122        $    10.84
   Select                                            97,711   $  1,062,625        $    10.88
   Institutional                                     35,334   $    384,142        $    10.87
POST REORGANIZATION
JPMorgan Intermediate
Tax Free Bond Fund                                                                             $    103,837
   Class A                                            5,840   $     64,256        $    11.00
   Class B                                            1,130   $     12,261        $    10.85
   Class C                                              103   $      1,122        $    10.84
   Select                                           147,556   $  1,604,894        $    10.88
   Institutional                                     35,334   $    384,142        $    10.87

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings. The Funds also invest in exchange-traded interest rate futures and Eurodollar futures for hedging purposes to either modify the duration and/or yield curve exposure of the portfolio.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of February 28, 2005, the Funds had outstanding futures contracts as listed on the Funds' Portfolios' of Investments.

C. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of February 28, 2005, the Funds had no outstanding swap agreements.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

As of February 28, 2005, the Funds had no outstanding TBAs.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or the "Advisor") acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

JPMIM waived investment advisory fees as outlined in Note 4.F.

B. DISTRIBUTION FEES -- Effective February 19, 2005, pursuant to a Distribution Agreement with JPMorgan Distribution Services, Inc. ("JPMDS" or "Distributor"), an affiliate of JPMIM and the Administrator, JPMDS serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMDS receives no compensation in its capacity as the Funds' underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

              CLASS A     CLASS B      CLASS C
FUND
CTFB             0.25         n/a        0.75
ITFB             0.25        0.75        0.75
NJTFB            0.25        0.75        0.75
NYTFB            0.25        0.75        0.75

In addition, JPMDS is entitled to receive the front-end sales charge from purchases of Class A shares and the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

For the period 2/19/05 to 2/28/05, JPMDS received the following amounts as Distributor (amounts in thousands):

                                                 FRONT-END
                                                     SALES
                                        12b-1       CHARGE       CDSC
FUND
California Tax Free Bond Fund          $    1    $       1    $    --
Intermediate Tax Free Bond Fund             5           20         --^
New Jersey Tax Free Bond Fund              --^           1         --
New York Tax Free Bond Fund                 7           --^         9

^   Amount rounds to less than one thousand.

JPMFD and JPMDS waived distribution fees as outlined in Note 4.F.

C. SHAREHOLDER SERVICING FEES -- Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides account administration and personal account maintenance services to the shareholders. For performing these services, JPMDS receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                       CLASS A      CLASS B      CLASS C      INSTITUTIONAL      SELECT
FUND
CTFB                                      0.25          n/a         0.25               0.10        0.25
ITFB                                      0.25         0.25         0.25               0.10        0.25
NJTFB                                     0.25         0.25         0.25                n/a        0.25
NYTFB                                     0.25         0.25         0.25               0.10        0.25

JPMDS may enter into service contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMDS, Charles Schwab & Co. ("Schwab") and JPM I are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between Schwab, JPM I and JPMDS are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

Prior to February 19, 2005, JPMorgan Chase Bank NA ("JPMCB") served as the Funds' Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

JPMCB and JPMDS waived shareholder servicing fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. ("JPMFM" or the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all non-money market and non-Investor funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMCB served as the Funds' Administrator, subject to the same fee agreements.

JPMCB and JPMFM waived Administration fees and/or reimbursed expenses as outlined in Note 4.F.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator and will continue to do so until mid-2005. For its services as sub-administrator, BISYS received a portion of the fees paid to JPMCB and or JPMFM as Administrator.

Beginning in mid-2005, J.P. Morgan Investor Services, Co. ("JPMIS") will serve as the Funds' sub-administrator. For its services as sub-administrator, JPMIS will receive a portion of the fees payable to JPMFM as Administrator.

F. WAIVERS AND REIMBURSEMENTS -- The Administrator, Advisor, and Distributor have contractually agreed to waive fees and reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

                                       CLASS A      CLASS B      CLASS C      INSTITUTIONAL      SELECT
FUND
CTFB                                      0.60          n/a         1.10               0.50        0.65
ITFB                                      0.75         1.43*        1.43*              0.50        0.59*
NJTFB                                     1.00         1.50         1.50                n/a        0.75
NYTFB                                     0.75         1.55         1.55               0.50        0.72

* Prior to February 19, 2005, the contractual expense limitation for ITFB Class B, Class C and Select Class were 1.50%, 1.50% and 0.66%, respectively.

The contractual expense limitation agreements were in effect for the six months ended February 28, 2005. The expense limitation percentages in the table above are due to expire December 31, 2006.

For the six months ended February 28, 2005, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                              CONTRACTUAL WAIVERS
                                       -----------------------------------------------------------------
                                       INVESTMENT                    SHAREHOLDER                             CONTRACTUAL
                                         ADVISORY   ADMINISTRATION     SERVICING   DISTRIBUTION    TOTAL   REIMBURSEMENTS
FUND
CTFB                                        $   3       $       66      $     63       $     19   $  151            $  --
ITFB                                           --              481            77              2      560               19
NJTFB                                          --               16            37             --       53               11
NYTFB                                          --               32           154             98      284               --

G. OTHER -- Certain officers of the Trust are officers of JP Morgan Chase & Co. and BISYS or their subsidiaries. Such officers received no compensation from the Funds for serving in their respective roles.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended February 28, 2005, there were no brokerage commissions with broker/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments and tax exempt securities subject to certain conditions.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 28, 2005 are as follows (amounts in thousands):

                                       SHAREHOLDER
                                         SERVICING    DISTRIBUTION    TRANSFER AGENT*
CTFB
Class A                                   $     19          $   20             $   11
Class C                                         --^             --^                --
Institutional                                   35              --                  8
Select                                          52              --                 10
-------------------------------------------------------------------------------------
Total                                     $    106          $   20             $   29

ITFB
Class A                                   $      5          $    5             $   13
Class B                                         --^              2                 --^
Class C                                          1               3                  9
Institutional                                  191              --                 14
Select                                       1,385              --                 28
-------------------------------------------------------------------------------------
Total                                     $  1,582          $   10             $   64

NJTFB
Class A                                   $      2          $    1             $    7
Class B                                          1               3                  5
Class C                                         --^             --^                --
Select                                          78              --                  7
-------------------------------------------------------------------------------------
Total                                     $     81          $    4             $   19

NYTFB
Class A                                   $    103          $  102             $   51
Class B                                         27              82                 14
Class C                                          2               7                  1
Institutional                                   87              --                 10
Select                                         480              --                 14
-------------------------------------------------------------------------------------
Total                                     $    699          $  191             $   90
-------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.
* Effective February 19, 2005, the Funds no longer bear class specific charges relating to Transfer Agent fees. The amounts in the table above relate to the fees charged to each specific class prior to February 19, 2005.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 28, 2005 and the year ended August 31, 2004 are as follows (amounts in thousands):

                                             SIX MONTHS ENDED 2/28/05                     YEAR ENDED 8/31/04
                                       ------------------------------------      ------------------------------------
                                                     NET                                       NET
                                       INVESTMENT INCOME      REALIZED GAIN      INVESTMENT INCOME      REALIZED GAIN
CTFB
Class A                                        $     267          $     219              $     698          $     454
Class C                                               --^                --                     --                 --
Institutional                                      1,200              1,080                  2,941              1,893
Select                                               692                640                  1,225                771
---------------------------------------------------------------------------------------------------------------------
Total                                          $   2,159          $   1,939              $   4,864          $   3,118

ITFB
Class A                                        $      96          $       6              $       8          $      --
Class B                                               12                 --                     --^                --
Class C                                               12                  3                      1                 --
Institutional                                      7,068              1,289                 16,465              3,309
Select                                            20,060              3,709                 41,589              8,159
---------------------------------------------------------------------------------------------------------------------
Total                                          $  27,248          $   5,007              $  58,063          $  11,468

NJTFB
Class A                                        $      17          $      18              $      41          $      58
Class B                                                9                 13                     19                 27
Class C                                               --^                --                     --                 --
Select                                               934              1,032                  2,103              2,224
---------------------------------------------------------------------------------------------------------------------
Total                                          $     960          $   1,063              $   2,163          $   2,309

NYTFB
Class A                                        $   1,255          $   1,270              $   3,067          $   1,288
Class B                                              245                336                    606                357
Class C                                               21                 29                     55                 31
Institutional                                      2,881              2,747                  7,149              3,163
Select                                             5,950              5,891                 13,456              5,894
---------------------------------------------------------------------------------------------------------------------
Total                                          $  10,352          $  10,273              $  24,333          $  10,733
---------------------------------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

7. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                             PURCHASES               SALES      PURCHASES          SALES
                                       (EXCLUDING U.S.     (EXCLUDING U.S.         OF U.S         OF U.S
                                           GOVERNMENT)         GOVERNMENT)     GOVERNMENT     GOVERNMENT
FUND
CTFB                                        $   31,572          $   36,302         $  --           $  --
ITFB                                           330,968             388,709            --              --
NJTFB                                           21,532              23,070            --              --
NYTFB                                          127,569             131,543            --              --

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation(depreciation) in value of the investment securities at February 28, 2005, are as follows (amounts in thousands):

                                                                     GROSS            GROSS     NET UNREALIZED
                                             AGGREGATE          UNREALIZED       UNREALIZED       APPRECIATION
                                                  COST        APPRECIATION     DEPRECIATION     (DEPRECIATION)
FUND
CTFB                                      $    124,942           $   5,330      $      (177)         $   5,153
ITFB                                         1,958,149              98,931           (1,882)            97,049
NJTFB                                           63,778               2,072             (244)             1,828
NYTFB                                          619,908              27,539           (1,557)            25,982

9. BORROWINGS

Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Funds were allowed to borrow money for temporary or emergency purposes, pursuant, to a Line of Credit dated April 17, 2003. This agreement enabled the Funds to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement was terminated as of February 18, 2005.

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

As of February 28, 2005, no funds had outstanding borrowings from another fund or from the unsecured uncommitted credit facility.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. CTFB, NJTFB and NYTFB primarily invest in issuers in the States of California, New Jersey and New York, respectively. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. LEGAL PROCEEDINGS

NONE OF THE ACTIONS DESCRIBED BELOW ALLEGE THAT ANY UNLAWFUL ACTIVITY TOOK PLACE WITH RESPECT TO ANY FUNDS WHOSE FINANCIAL STATEMENTS ARE INCLUDED IN THIS REPORT.

On July 1, 2004, Bank One Corporation, the former corporate parent of One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation ("BOIA"), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, One Group Dealer Services, One Group Administrative Services and BOIA (renamed JPMorgan Investment Advisors Inc. effective February 19, 2005) became affiliates of both JPMIM and JPMCB. JPMDS (formerly One Group Dealer Services, Inc.) and JPMFM (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the

Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing June 30, 2004. In addition, BOIA has agreed to undertakings relating to and has commenced implementation among other things, governance and compliance initiatives.

In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, the then incumbent trustees of One Group Mutual Funds and various affiliates of BOIA, including JPMDS. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above. These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the then incumbent trustees of One Group Mutual Funds, removal of the One Group Mutual Funds' investment advisers (e.g., BOIA) and distributor (i.e., JPMDS), rescission of the distribution and service plans adopted under Rule 12b-1 of the Investment Company Act of 1940, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

Any Fund identified in this report as having acquired the assets of a former One Group Mutual Fund or that was acquired by a former One Group Mutual Fund will be reimbursed for all costs associated with these matters to ensure that the Fund or its successor incurs no expenses as it relates to the matters described above. A portion of these reimbursements may be from related parties.

                         12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in thousands):

                                                                              CALIFORNIA TAX FREE BOND FUND
                                                                          -------------------------------------
                                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2005     AUGUST 31, 2004
CLASS A
AMOUNT
    Shares sold                                                                 $       936        $      1,783
    Shares issued in reinvestment
    of distributions                                                                    242                 572
    Shares redeemed                                                                  (2,540)             (6,954)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $    (1,362)       $     (4,599)
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          88                 165
    Shares issued in reinvestment
    of distributions                                                                     23                  53
    Shares redeemed                                                                    (237)               (649)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                 (126)               (431)
---------------------------------------------------------------------------------------------------------------

CLASS C*
AMOUNT
    Shares sold                                                                 $        15        $         --
    Shares issued in reinvestment
    of distributions                                                                     --                  --
    Shares redeemed                                                                      --                  --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $        15        $         --
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                           1                  --
    Shares issued in reinvestment
    of distributions                                                                     --                  --
    Shares redeemed                                                                      --                  --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                    1                  --
---------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
AMOUNT
    Shares sold                                                                 $     5,771        $      9,521
    Shares issued in reinvestment
    of distributions                                                                    581               1,860
    Shares redeemed                                                                 (14,794)            (46,861)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $    (8,442)       $    (35,480)
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         547                 898
    Shares issued in reinvestment
    of distributions                                                                     55                 175
    Shares redeemed                                                                  (1,413)             (4,377)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                 (811)             (3,304)
---------------------------------------------------------------------------------------------------------------

*    For Class C shares, from commencement of offering on February 18, 2005.

                                                                         CALIFORNIA TAX FREE BOND FUND (CONTINUED)
                                                                         -----------------------------------------
                                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2005     AUGUST 31, 2004
SELECT
AMOUNT
    Shares sold                                                                 $     6,199        $     13,425
    Shares issued in reinvestment
    of distributions                                                                    598                 814
    Shares redeemed                                                                  (6,735)            (10,193)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $        62        $      4,046
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         579               1,257
    Shares issued in reinvestment
    of distributions                                                                     57                  75
    Shares redeemed                                                                    (635)               (946)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                    1                 386
---------------------------------------------------------------------------------------------------------------

                                                                             INTERMEDIATE TAX FREE BOND FUND
                                                                          -------------------------------------
                                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2005     AUGUST 31, 2004
CLASS A*
AMOUNT
    Shares sold                                                                 $     2,793        $        778
    Shares issued in connection with
    Fund reorganization (Note 2)                                                     61,712                  --
    Shares issued in reinvestment
    of distributions                                                                     65                   8
    Shares redeemed                                                                  (1,772)                (64)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $    62,798        $        722
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         252                  70
    Shares issued in connection with
    Fund reorganization (Note 2)                                                      5,609                  --
    Shares issued in reinvestment
    of distributions                                                                      6                   1
    Shares redeemed                                                                    (161)                 (6)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                5,706                  65
---------------------------------------------------------------------------------------------------------------

CLASS B*
AMOUNT
    Shares sold                                                                 $       150        $         22
    Shares issued in connection with
    Fund reorganization (Note 2)                                                     12,225                  --
    Shares issued in reinvestment
    of distributions                                                                      8                  --^
    Shares redeemed                                                                    (123)                 --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $    12,260        $         22
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          13                   2
    Shares issued in connection with
    Fund reorganization (Note 2)                                                      1,127                  --
    Shares issued in reinvestment
    of distributions                                                                      1                  --^
    Shares redeemed                                                                     (11)                 --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                1,130                   2
---------------------------------------------------------------------------------------------------------------

*    Commencement of offering of class of shares on December 31, 2003.
^    Amounts rounds to less than one thousand

                                                                        INTERMEDIATE TAX FREE BOND FUND (CONTINUED)
                                                                        -------------------------------------------
                                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2005     AUGUST 31, 2004
CLASS C*
AMOUNT
    Shares sold                                                                 $     1,067        $         82
    Shares issued in connection with
    Fund reorganization (Note 2)                                                         --                  --
    Shares issued in reinvestment
    of distributions                                                                      3                   1
    Shares redeemed                                                                     (15)                 --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $     1,055        $         83
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          98                   7
    Shares issued in connection with
    Fund reorganization (Note 2)                                                         --                  --
    Shares issued in reinvestment
    of distributions                                                                     --^                 --^
    Shares redeemed                                                                      (1)                 --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                   97                   7
---------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
AMOUNT
    Shares sold                                                                 $    42,695        $     66,252
    Subscription in-kind                                                                 --                 512
    Shares issued in connection with
    Fund reorganization (Note 2)                                                         --                  --
    Shares issued in reinvestment
    of distributions                                                                  3,085               7,558
    Shares redeemed                                                                 (43,382)           (176,652)
    Redemption in-kind                                                                 (308)                 --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $     2,090        $   (102,330)
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       3,902               6,052
    Subscription in-kind                                                                 --                  46
    Shares issued in connection with
    Fund reorganization (Note 2)                                                         --                  --
    Shares issued in reinvestment
    of distributions                                                                    282                 685
    Shares redeemed                                                                  (3,695)            (16,038)
    Redemption in-kind                                                                 (300)                 --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                  189              (9,255)
---------------------------------------------------------------------------------------------------------------

*    Commencement of offering of class of shares on December 31, 2003.
^    Amount rounds to less than one thousand

                                                                        INTERMEDIATE TAX FREE BOND FUND (CONTINUED)
                                                                        -------------------------------------------
                                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2005     AUGUST 31, 2004
SELECT
AMOUNT
    Shares sold                                                                 $   104,494        $    151,252
    Shares issued in connection with
    Fund reorganization (Note 2)                                                    542,269                  --
    Shares issued in reinvestment
    of distributions                                                                  6,530              14,722
    Shares redeemed                                                                (138,430)           (229,098)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $   514,863        $    (63,124)
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                       6,405              13,750
    Shares issued in connection with
    Fund reorganization (Note 2)                                                     49,845                  --
    Shares issued in reinvestment
    of distributions                                                                    597               1,334
    Shares redeemed                                                                  (9,524)            (20,767)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                               47,323              (5,683)
---------------------------------------------------------------------------------------------------------------

                                                                              NEW JERSEY TAX FREE BOND FUND
                                                                          -------------------------------------
                                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2005     AUGUST 31, 2004
CLASS A
AMOUNT
    Shares sold                                                                 $       429        $        209
    Shares issued in reinvestment
    of distributions                                                                      2                  82
    Shares redeemed                                                                     (74)               (924)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $       357        $       (633)
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          43                  21
    Shares issued in reinvestment
    of distributions                                                                     --^                  8
    Shares redeemed                                                                      (7)                (91)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                   36                 (62)
---------------------------------------------------------------------------------------------------------------

CLASS B
AMOUNT
    Shares sold                                                                 $        15        $        192
    Shares issued in reinvestment
    of distributions                                                                     15                  31
    Shares redeemed                                                                     (68)               (235)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $       (38)       $        (12)
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                           1                  19
    Shares issued in reinvestment
    of distributions                                                                      2                   3
    Shares redeemed                                                                      (7)                (23)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                   (4)                 (1)
---------------------------------------------------------------------------------------------------------------

CLASS C^^
AMOUNT
    Shares sold                                                                 $        15        $         --
    Shares issued in reinvestment
    of distributions                                                                     --                  --
    Shares redeemed                                                                      --                  --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $        15        $         --
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                           2                  --
    Shares issued in reinvestment
    of distributions                                                                     --                  --
    Shares redeemed                                                                      --                  --
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                    2                  --
---------------------------------------------------------------------------------------------------------------

 ^   Amount rounds to less than one thousand.
^^   For Class C shares, from commencement of offering on February 18, 2005.

                                                                        NEW JERSEY TAX FREE BOND FUND (CONTINUED)
                                                                        -----------------------------------------
                                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                          FEBRUARY 28, 2005     AUGUST 31, 2004
SELECT
AMOUNT
    Shares sold                                                                 $     2,171        $      2,791
    Shares issued in reinvestment
    of distributions                                                                    908               2,026
    Shares redeemed                                                                  (3,904)            (12,255)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $      (825)       $     (7,438)
---------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         217                 276
    Shares issued in reinvestment
    of distributions                                                                     92                 202
    Shares redeemed                                                                    (390)             (1,212)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                  (81)               (734)
---------------------------------------------------------------------------------------------------------------

                                                          NEW YORK TAX FREE BOND FUND
                                                   -----------------------------------------
                                                    SIX MONTHS ENDED              YEAR ENDED
                                                   FEBRUARY 28, 2005         AUGUST 31, 2004
CLASS A
AMOUNT
    Shares sold                                        $       8,055           $      30,340
    Shares issued in reinvestment
    of distributions                                           2,035                   3,582
    Shares redeemed                                          (13,745)                (37,421)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                 $      (3,655)          $      (3,499)
--------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                1,098                   4,074
    Shares issued in reinvestment
    of distributions                                             278                     484
    Shares redeemed                                           (1,872)                 (5,079)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          (496)                   (521)
--------------------------------------------------------------------------------------------

CLASS B
AMOUNT
     Shares sold                                       $         295           $       1,662
     Shares issued in reinvestment
     of distributions                                            410                     661
     Shares redeemed                                          (2,111)                 (4,539)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                $      (1,406)          $      (2,216)
--------------------------------------------------------------------------------------------
 SHARES
     Shares sold                                                  40                     223
     Shares issued in reinvestment
     of distributions                                             57                      89
     Shares redeemed                                            (288)                   (617)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                         (191)                   (305)
--------------------------------------------------------------------------------------------

CLASS C
AMOUNT
     Shares sold                                       $          61           $         837
     Shares issued in reinvestment
     of distributions                                             43                      74
     Shares redeemed                                            (309)                   (784)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                $        (205)          $         127
--------------------------------------------------------------------------------------------
 SHARES
     Shares sold                                                   8                     112
     Shares issued in reinvestment
     of distributions                                              6                      10
     Shares redeemed                                             (42)                   (108)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                          (28)                     14
--------------------------------------------------------------------------------------------

                                                    NEW YORK TAX FREE BOND FUND (CONTINUED)
                                                   -----------------------------------------
                                                    SIX MONTHS ENDED              YEAR ENDED
                                                   FEBRUARY 28, 2005         AUGUST 31, 2004
INSTITUTIONAL
AMOUNT
     Shares sold                                       $      16,464           $      17,319
     Shares issued in reinvestment
     of distributions                                          2,473                   4,492
     Shares redeemed                                         (17,804)                (77,985)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                $       1,133           $     (56,174)
--------------------------------------------------------------------------------------------
SHARES
     Shares sold                                               2,243                   2,321
     Shares issued in reinvestment
     of distributions                                            338                     606
     Shares redeemed                                          (2,435)                (10,526)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                          146                  (7,599)
--------------------------------------------------------------------------------------------

SELECT
AMOUNT
     Shares sold                                       $      27,199           $      54,532
     Shares issued in reinvestment
     of distributions                                          5,567                   7,446
     Shares redeemed                                         (35,805)                (81,285)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                $      (3,039)          $     (19,307)
--------------------------------------------------------------------------------------------
SHARES
     Shares sold                                               3,711                   7,371
     Shares issued in reinvestment
     of distributions                                            763                   1,005
     Shares redeemed                                          (4,865)                (10,985)
--------------------------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                         (391)                 (2,609)
--------------------------------------------------------------------------------------------

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

CLASS A

                                            PER SHARE OPERATING PERFORMANCE:
                                  ----------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:
                                             -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES
                                     VALUE,  INVESTMENT          (BOTH      TOTAL FROM
                                  BEGINNING      INCOME   REALIZED AND      INVESTMENT
                                  OF PERIOD      (LOSS)    UNREALIZED)      OPERATIONS
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05            $   10.77        0.18@         (0.12)           0.06
Year Ended 8/31/04                $   10.80        0.37           0.22            0.59
Year Ended 8/31/03                $   11.07        0.39          (0.22)           0.17
9/10/01* Through 8/31/02          $   10.90        0.40           0.17            0.57

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05            $   11.11        0.19@         (0.11)           0.08
12/31/03* Through 8/31/04         $   11.10        0.27@          0.01            0.28

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05            $   10.04        0.13@         (0.06)           0.07
Year Ended 8/31/04                $   10.07        0.28           0.29            0.57
Year Ended 8/31/03                $   10.36        0.30          (0.10)           0.20
4/1/02* Through 8/31/02           $    9.84        0.12           0.53            0.65

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05            $    7.40        0.11          (0.09)           0.02
Year Ended 8/31/04                $    7.35        0.25           0.15            0.40
Year Ended 8/31/03                $    7.45        0.26@         (0.10)           0.16
Year Ended 8/31/02                $    7.37        0.26@          0.10            0.36
2/16/01** Through 8/31/01         $    7.22        0.15           0.15            0.30

                                      PER SHARE OPERATING PERFORMANCE:
                                  -----------------------------------------
                                             LESS DISTRIBUTIONS:
                                  -----------------------------------------
                                   DIVIDENDS
                                    FROM NET  DISTRIBUTIONS
                                  INVESTMENT   FROM CAPITAL           TOTAL
                                      INCOME          GAINS   DISTRIBUTIONS
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05                  0.18           0.16            0.34
Year Ended 8/31/04                      0.38           0.24            0.62
Year Ended 8/31/03                      0.40           0.04            0.44
9/10/01* Through 8/31/02                0.40             --            0.40

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05                  0.19           0.04            0.23
12/31/03* Through 8/31/04               0.27             --            0.27

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05                  0.14           0.16            0.30
Year Ended 8/31/04                      0.28           0.32            0.60
Year Ended 8/31/03                      0.32           0.17            0.49
4/1/02* Through 8/31/02                 0.13             --            0.13

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05                  0.11           0.11            0.22
Year Ended 8/31/04                      0.24           0.11            0.35
Year Ended 8/31/03                      0.26             --!           0.26
Year Ended 8/31/02                      0.27           0.01            0.28
2/16/01** Through 8/31/01               0.15             --            0.15

*    Commencement of offering of class of shares.
@    Calculated based upon average shares outstanding.
!    Rounds to less than .005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                  PER SHARE OPERATING PERFORMANCE:
                                  --------------------------------
                                      NET ASSET
                                     VALUE, END            TOTAL
                                      OF PERIOD           RETURN(1)(a)
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05               $    10.49            0.55%
Year Ended 8/31/04                   $    10.77            5.62%
Year Ended 8/31/03                   $    10.80            1.51%
9/10/01* Through 8/31/02             $    11.07            5.33%

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05               $    10.96            0.69%
12/31/03* Through 8/31/04            $    11.11            2.55%

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05               $     9.81            0.69%
Year Ended 8/31/04                   $    10.04            5.87%
Year Ended 8/31/03                   $    10.07            1.92%
4/1/02* Through 8/31/02              $    10.36            6.67%

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05               $     7.20            0.34%
Year Ended 8/31/04                   $     7.40            5.57%
Year Ended 8/31/03                   $     7.35            2.15%
Year Ended 8/31/02                   $     7.45            5.06%
2/16/01** Through 8/31/01            $     7.37            4.26%

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                  ------------------------------------------------------------------------------------------
                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                    ------------------------------------------------------------------------
                                                                                                              NET INVESTMENT
                                    NET ASSETS,                          NET               EXPENSES           INCOME WITHOUT
                                         END OF                   INVESTMENT       WITHOUT WAIVERS,                 WAIVERS,
                                         PERIOD          NET          INCOME         REIMBURSEMENTS           REIMBURSEMENTS
                                  (IN MILLIONS)     EXPENSES          (LOSS)   AND EARNINGS CREDITS     AND EARNINGS CREDITS
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05            $          15         0.60%           3.44%                  1.19%                    2.85%
Year Ended 8/31/04                $          17         0.60%           3.47%                  1.19%                    2.88%
Year Ended 8/31/03                $          22         0.60%           3.56%                  1.16%                    3.00%
9/10/01* Through 8/31/02          $          23         0.60%           3.70%                  1.23%                    3.07%

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05            $          63         0.70%           3.22%                  1.50%                    2.42%
12/31/03* Through 8/31/04         $           1         0.73%           3.52%                  9.03%                   (4.78%)

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05            $           1         0.99%           2.73%                  2.32%                    1.40%
Year Ended 8/31/04                $           1         1.00%           2.89%                  2.22%                    1.67%
Year Ended 8/31/03                $           2         1.00%           2.87%                  3.13%                    0.74%
4/1/02* Through 8/31/02           $          --(b)      1.00%           3.16%                 33.81%!!                (29.67%)!!

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05            $          79         0.75%           3.14%                  1.11%                    2.78%
Year Ended 8/31/04                $          85         0.75%           3.32%                  1.12%                    2.95%
Year Ended 8/31/03                $          88         0.75%           3.45%                  1.07%                    3.13%
Year Ended 8/31/02                $         107         0.75%           3.58%                  1.09%                    3.24%
2/16/01** Through 8/31/01         $         117         0.75%           4.10%                  1.21%                    3.64%

                                  RATIOS/SUPPLEMENTAL DATA:
                                  -------------------------
                                          PORTFOLIO
                                           TURNOVER
                                               RATE (a)
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05                           26%
Year Ended 8/31/04                               43%
Year Ended 8/31/03                               49%
9/10/01* Through 8/31/02                         65%

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05                           22%
12/31/03* Through 8/31/04                        65%

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05                           34%
Year Ended 8/31/04                               54%
Year Ended 8/31/03                               59%
4/1/02* Through 8/31/02                          75%

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05                           20%
Year Ended 8/31/04                               30%
Year Ended 8/31/03                               38%
Year Ended 8/31/02                               75%
2/16/01** Through 8/31/01                        33%

(1) Total return figures do not include the effect of any front-end or deferred sales loads.
(a)  Not annualized for periods less than one year.
(b)  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B

                                            PER SHARE OPERATING PERFORMANCE:
                                  ----------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:
                                             -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES
                                     VALUE,  INVESTMENT          (BOTH      TOTAL FROM
                                  BEGINNING      INCOME   REALIZED AND      INVESTMENT
                                  OF PERIOD      (LOSS)    UNREALIZED)      OPERATIONS
INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05            $   10.98        0.16@         (0.14)           0.02
12/31/03* Through 8/31/04         $   11.10        0.21@         (0.12)           0.09

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05            $    9.99        0.11@         (0.08)           0.03
Year Ended 8/31/04                $   10.04        0.24           0.26            0.50
Year Ended 8/31/03                $   10.34        0.26          (0.12)           0.14
4/1/02* Through 8/31/02           $    9.84        0.11           0.50            0.61

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05            $    7.41        0.08          (0.09)          (0.01)
Year Ended 8/31/04                $    7.36        0.20           0.15            0.35
Year Ended 8/31/03                $    7.46        0.20@         (0.10)           0.10
Year Ended 8/31/02                $    7.38        0.21@          0.08            0.29
2/16/01* Through 8/31/01          $    7.22        0.12           0.16            0.28

                                      PER SHARE OPERATING PERFORMANCE:
                                  ----------------------------------------
                                             LESS DISTRIBUTIONS:
                                  ----------------------------------------
                                   DIVIDENDS
                                    FROM NET  DISTRIBUTIONS
                                  INVESTMENT   FROM CAPITAL           TOTAL
                                      INCOME          GAINS   DISTRIBUTIONS
INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05                 0.15            0.04            0.19
12/31/03* Through 8/31/04              0.21              --            0.21

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05                 0.11            0.16            0.27
Year Ended 8/31/04                     0.23            0.32            0.55
Year Ended 8/31/03                     0.27            0.17            0.44
4/1/02* Through 8/31/02                0.11              --            0.11

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05                 0.08            0.11            0.19
Year Ended 8/31/04                     0.19            0.11            0.30
Year Ended 8/31/03                     0.20              --!           0.20
Year Ended 8/31/02                     0.20            0.01            0.21
2/16/01* Through 8/31/01               0.12              --            0.12

*    Commencement of offering of class of shares.
@    Calculated based upon average shares outstanding.
!    Rounds to less than .005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                  PER SHARE OPERATING PERFORMANCE:
                                  --------------------------------
                                      NET ASSET
                                     VALUE, END           TOTAL
                                      OF PERIOD          RETURN(1)(a)
INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05               $    10.81            0.14%
12/31/03* Through 8/31/04            $    10.98            0.85%

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05               $     9.75            0.36%
Year Ended 8/31/04                   $     9.99            5.14%
Year Ended 8/31/03                   $    10.04            1.31%
4/1/02* Through 8/31/02              $    10.34            6.20%

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05               $     7.21           (0.06%)
Year Ended 8/31/04                   $     7.41            4.73%
Year Ended 8/31/03                   $     7.36            1.34%
Year Ended 8/31/02                   $     7.46            4.08%
2/16/01* Through 8/31/01             $     7.38            3.91%

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                  ------------------------------------------------------------------------------------------
                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                    ------------------------------------------------------------------------
                                                                                                              NET INVESTMENT
                                    NET ASSETS,                          NET               EXPENSES           INCOME WITHOUT
                                         END OF                   INVESTMENT       WITHOUT WAIVERS,                 WAIVERS,
                                         PERIOD          NET          INCOME         REIMBURSEMENTS           REIMBURSEMENTS
                                  (IN MILLIONS)     EXPENSES          (LOSS)   AND EARNINGS CREDITS     AND EARNINGS CREDITS
INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05            $          12         1.30%(c)        2.57%                  1.48%                    2.39%
12/31/03* Through 8/31/04         $          --(b)      1.50%           2.86%                 13.40%                   (9.04%)

NEW JERSEY TAX FREE BOND FUND
9/1/04 Through 2/28/05            $           1         1.50%           2.28%                  2.89%                    0.89%
Year Ended 8/31/04                $           1         1.50%           2.38%                  2.75%                    1.13%
Year Ended 8/31/03                $           1         1.50%           2.44%                  4.96%                   (1.02%)
4/1/02* Through 8/31/02           $          --(b)      1.50%           2.72%                 36.90%!!                (32.68%)!!

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05            $          21         1.55%           2.34%                  1.61%                    2.28%
Year Ended 8/31/04                $          23         1.55%           2.52%                  1.62%                    2.45%
Year Ended 8/31/03                $          25         1.55%           2.64%                  1.57%                    2.62%
Year Ended 8/31/02                $          21         1.57%           2.74%                  1.59%                    2.72%
2/16/01* Through 8/31/01          $          12         1.64%           3.21%                  1.72%                    3.13%

                                  RATIOS/SUPPLEMENTAL DATA:
                                  -------------------------
                                          PORTFOLIO
                                           TURNOVER
                                               RATE (a)
INTERMEDIATE TAX FREE BOND FUND                  22%
9/1/04 Through 2/28/05                           65%
12/31/03* Through 8/31/04

NEW JERSEY TAX FREE BOND FUND                    34%
9/1/04 Through 2/28/05                           54%
Year Ended 8/31/04                               59%
Year Ended 8/31/03                               75%
4/1/02* Through 8/31/02

NEW YORK TAX FREE BOND FUND                      20%
9/1/04 Through 2/28/05                           30%
Year Ended 8/31/04                               38%
Year Ended 8/31/03                               75%
Year Ended 8/31/02                               33%
2/16/01* Through 8/31/01

(1) Total return figures do not include the effect of any front-end or deferred sales loads.
(a)  Not annualized for periods less than one year.
(b)  Amount rounds to less than one million.
(c) Effective February 19, 2005, the contractual expense limitation percentage is 1.43%.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C

                                              PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------------------------
                                                  INCOME FROM INVESTMENT OPERATIONS:
                                               ---------------------------------------
                                                               NET GAINS
                                                            OR LOSSES ON
                                   NET ASSET          NET     SECURITIES
                                      VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                   BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                   OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
CALIFORNIA TAX FREE BOND FUND
2/19/05* Through 2/28/05           $   10.55         0.01@         (0.04)        (0.03)

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05             $   11.01         0.15@         (0.17)        (0.02)
12/31/03* Through 8/31/04          $   11.10         0.21@         (0.09)         0.12

NEW JERSEY TAX FREE BOND FUND
2/19/05* Through 2/28/05           $    9.80           --@!        (0.03)        (0.03)

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05             $    7.41         0.08          (0.09)        (0.01)
Year Ended 8/31/04                 $    7.36         0.19           0.16          0.35
1/31/03* Ended 8/31/03             $    7.46         0.10@         (0.09)         0.01

                                        PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                    DIVIDENDS
                                     FROM NET   DISTRIBUTIONS
                                   INVESTMENT    FROM CAPITAL           TOTAL
                                       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA TAX FREE BOND FUND
2/19/05* Through 2/28/05                 0.03              --            0.03

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05                   0.15            0.04            0.19
12/31/03* Through 8/31/04                0.21              --            0.21

NEW JERSEY TAX FREE BOND FUND
2/19/05* Through 2/28/05                 0.02              --            0.02

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05                   0.08            0.11            0.19
Year Ended 8/31/04                       0.19            0.11            0.30
1/31/03* Ended 8/31/03                   0.11              --!           0.11

*    Commencement of offering of class of shares.
@    Calculated based upon average shares outstanding.
!    Rounds to less than .005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                   PER SHARE OPERATING PERFORMANCE:    RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------    -------------------------
                                                                                     NET ASSETS,
                                    NET ASSET                                             END OF
                                   VALUE, END          TOTAL                              PERIOD
                                    OF PERIOD         RETURN (1)(a)                (IN MILLIONS)
CALIFORNIA TAX FREE BOND FUND
2/19/05* Through 2/28/05           $    10.49          (0.30%)                         $      --(b)

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05             $    10.80          (0.23%)                         $       1
12/31/03* Through 8/31/04          $    11.01           1.13%                          $      --(b)

NEW JERSEY TAX FREE BOND FUND
2/19/05* Through 2/28/05           $     9.75          (0.29%)                         $      --(b)

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05             $     7.21          (0.06%)                         $       2
Year Ended 8/31/04                 $     7.41           4.73%                          $       2
1/31/03* Ended 8/31/03             $     7.36           0.17%                          $       2

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   ---------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                   ----------------------------------------------------------------------------
                                                                                                 NET INVESTMENT
                                                          NET                 EXPENSES           INCOME WITHOUT
                                                   INVESTMENT         WITHOUT WAIVERS,                 WAIVERS,      PORTFOLIO
                                         NET           INCOME           REIMBURSEMENTS           REIMBURSEMENTS       TURNOVER
                                    EXPENSES           (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS           RATE (a)
CALIFORNIA TAX FREE BOND FUND
2/19/05* Through 2/28/05                1.10%            2.93%                    1.51%                    2.52%            26%

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05                  1.48%(c)         2.67%                    3.36%                    0.79%            22%
12/31/03* Through 8/31/04               1.50%            2.83%                   14.81%                  (10.48%)           65%

NEW JERSEY TAX FREE BOND FUND
2/19/05* Through 2/28/05                1.50%            2.31%                    1.55%                    2.26%            34%

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05                  1.55%            2.35%                    1.61%                    2.29%            20%
Year Ended 8/31/04                      1.55%            2.52%                    1.61%                    2.46%            30%
1/31/03* Ended 8/31/03                  1.55%            2.40%                    1.57%                    2.38%            38%

(1) Total return figures do not include the effect of any front-end or deferred sales loads.
(a)  Not annualized for periods less than one year.
(b)  Amount rounds to less than one million.
(c) Effective February 19, 2005, the contractual expense limitation percentage is 1.43%.
  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL

                                              PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------------------------
                                                  INCOME FROM INVESTMENT OPERATIONS:
                                               ---------------------------------------
                                                               NET GAINS
                                                            OR LOSSES ON
                                   NET ASSET          NET     SECURITIES
                                      VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                   BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                   OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05             $   10.61         0.19@         (0.12)         0.07
Year Ended 8/31/04                 $   10.64         0.39           0.21          0.60
Year Ended 8/31/03                 $   10.90         0.41          (0.23)         0.18
Year Ended 8/31/02                 $   10.73         0.42           0.16          0.58
5/1/01 Through 8/31/01 (d)         $   10.36         0.14           0.40          0.54
Year Ended 4/30/01                 $   10.03         0.46           0.33          0.79
Year Ended 4/30/00                 $   10.40         0.42          (0.36)         0.06

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05             $   10.99         0.21@         (0.13)         0.08
Year Ended 8/31/04                 $   10.93         0.43@          0.14          0.57
Year Ended 8/31/03                 $   11.15         0.43          (0.15)         0.28
9/10/01* Through 8/31/02           $   10.94         0.44           0.25          0.69

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05             $    7.41         0.12          (0.09)         0.03
Year Ended 8/31/04                 $    7.36         0.26           0.16          0.42
Year Ended 8/31/03                 $    7.46         0.28@         (0.10)         0.18
9/10/01* Through 8/31/02           $    7.33         0.27@          0.15          0.42

                                        PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                    DIVIDENDS
                                     FROM NET   DISTRIBUTIONS
                                   INVESTMENT    FROM CAPITAL           TOTAL
                                       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05                   0.18            0.16            0.34
Year Ended 8/31/04                       0.39            0.24            0.63
Year Ended 8/31/03                       0.40            0.04            0.44
Year Ended 8/31/02                       0.41              --            0.41
5/1/01 Through 8/31/01 (d)               0.14            0.03            0.17
Year Ended 4/30/01                       0.46              --            0.46
Year Ended 4/30/00                       0.42            0.01            0.43

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05                   0.20            0.04            0.24
Year Ended 8/31/04                       0.43            0.08            0.51
Year Ended 8/31/03                       0.43            0.07            0.50
9/10/01* Through 8/31/02                 0.44            0.04            0.48

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05                   0.12            0.11            0.23
Year Ended 8/31/04                       0.26            0.11            0.37
Year Ended 8/31/03                       0.28              --!           0.28
9/10/01* Through 8/31/02                 0.28            0.01            0.29

(d)  The Fund changed its fiscal year end from April 30 to August 31.
  *  Commencement of offering of class of shares.
  !  Amount rounds to less than .005.
  @  Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                   PER SHARE OPERATING PERFORMANCE:      RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------     ---------------------------
                                                                                        NET ASSETS,
                                        NET ASSET                                            END OF
                                       VALUE, END        TOTAL                               PERIOD
                                        OF PERIOD       RETURN (a)                    (IN MILLIONS)
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05             $        10.34         0.68%                       $          62
Year Ended 8/31/04                 $        10.61         5.76%                       $          72
Year Ended 8/31/03                 $        10.64         1.67%                       $         107
Year Ended 8/31/02                 $        10.90         5.57%                       $         149
5/1/01 Through 8/31/01 (d)         $        10.73         5.31%                       $         137
Year Ended 4/30/01                 $        10.36         7.97%                       $         126
Year Ended 4/30/00                 $        10.03         0.70%                       $          85

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05             $        10.83         0.70%                       $         382
Year Ended 8/31/04                 $        10.99         5.26%                       $         385
Year Ended 8/31/03                 $        10.93         2.60%                       $         484
9/10/01* Through 8/31/02           $        11.15         6.43%                       $         642

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05             $         7.21         0.46%                       $         170
Year Ended 8/31/04                 $         7.41         5.82%                       $         174
Year Ended 8/31/03                 $         7.36         2.40%                       $         229
9/10/01* Through 8/31/02           $         7.46         5.89%                       $         298

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   ---------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                   -----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                          NET                 EXPENSES            INCOME WITHOUT
                                                   INVESTMENT         WITHOUT WAIVERS,                  WAIVERS,    PORTFOLIO
                                         NET           INCOME           REIMBURSEMENTS            REIMBURSEMENTS     TURNOVER
                                    EXPENSES           (LOSS)     AND EARNINGS CREDITS      AND EARNINGS CREDITS         RATE (a)
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05                  0.50%            3.60%                    0.68%                     3.42%          26%
Year Ended 8/31/04                      0.50%            3.62%                    0.70%                     3.42%          43%
Year Ended 8/31/03                      0.50%            3.72%                    0.66%                     3.56%          49%
Year Ended 8/31/02                      0.50%            3.84%                    0.71%                     3.63%          65%
5/1/01 Through 8/31/01 (d)              0.50%            3.99%                    0.59%                     3.90%          29%
Year Ended 4/30/01                      0.50%            4.40%                    0.59%                     4.31%          55%
Year Ended 4/30/00                      0.50%            4.19%                    0.70%                     3.99%          87%

INTERMEDIATE TAX FREE BOND FUND
9/1/04 Through 2/28/05                  0.50%            3.82%                    0.58%                     3.74%          22%
Year Ended 8/31/04                      0.50%            3.87%                    0.59%                     3.78%          65%
Year Ended 8/31/03                      0.50%            3.89%                    0.59%                     3.80%          56%
9/10/01* Through 8/31/02                0.50%            4.02%                    0.58%                     3.94%          71%

NEW YORK TAX FREE BOND FUND
9/1/04 Through 2/28/05                  0.50%            3.39%                    0.60%                     3.29%          20%
Year Ended 8/31/04                      0.50%            3.57%                    0.61%                     3.46%          30%
Year Ended 8/31/03                      0.50%            3.70%                    0.60%                     3.60%          38%
9/10/01* Through 8/31/02                0.50%            3.85%                    0.62%                     3.73%          75%

(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT

                                              PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------------------------
                                                  INCOME FROM INVESTMENT OPERATIONS:
                                               ---------------------------------------
                                                               NET GAINS
                                                            OR LOSSES ON
                                   NET ASSET          NET     SECURITIES
                                      VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                                   BEGINNING       INCOME   REALIZED AND    INVESTMENT
                                   OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05             $   10.77         0.18@         (0.11)         0.07
Year Ended 8/31/04                 $   10.80         0.36           0.22          0.58
Year Ended 8/31/03                 $   11.07         0.39          (0.23)         0.16
Year Ended 8/31/02                 $   10.91         0.40           0.16          0.56
5/1/01 Through 8/31/01 (d)         $   10.53         0.14           0.41          0.55
Year Ended 4/30/01                 $   10.20         0.45           0.33          0.78
Year Ended 4/30/00                 $   10.57         0.41          (0.36)         0.05

INTERMEDIATE TAX FREE BOND FUND**
9/1/04 Through 2/28/05             $   11.00         0.20@         (0.13)         0.07
Year Ended 8/31/04                 $   10.93         0.41@          0.15          0.56
Year Ended 8/31/03                 $   11.15         0.42          (0.15)         0.27
Year Ended 8/31/02                 $   10.98         0.43           0.21          0.64
Year Ended 8/31/01                 $   10.46         0.44           0.52          0.96
Year Ended 8/31/00                 $   10.42         0.46           0.10          0.56

NEW JERSEY TAX FREE BOND FUND*
9/1/04 Through 2/28/05             $   10.04         0.15@         (0.07)         0.08
Year Ended 8/31/04                 $   10.09         0.31           0.27          0.58
Year Ended 8/31/03                 $   10.34         0.34          (0.08)         0.26
Year Ended 8/31/02                 $   10.33         0.37           0.20          0.57
Year Ended 8/31/01                 $    9.73         0.42           0.60          1.02
Year Ended 8/31/00                 $    9.61         0.44           0.12          0.56

NEW YORK TAX FREE BOND FUND*
9/1/04 Through 2/28/05             $    7.42         0.12          (0.10)         0.02
Year Ended 8/31/04                 $    7.37         0.25           0.16          0.41
Year Ended 8/31/03                 $    7.46         0.26@         (0.09)         0.17
Year Ended 8/31/02                 $    7.38         0.26@          0.09          0.35
Year Ended 8/31/01                 $    7.01         0.29           0.37          0.66
Year Ended 8/31/00                 $    6.91         0.31           0.10          0.41

                                        PER SHARE OPERATING PERFORMANCE:
                                   ------------------------------------------
                                              LESS DISTRIBUTIONS:
                                   ------------------------------------------
                                    DIVIDENDS
                                     FROM NET   DISTRIBUTIONS
                                   INVESTMENT    FROM CAPITAL           TOTAL
                                       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05                   0.18            0.16            0.34
Year Ended 8/31/04                       0.37            0.24            0.61
Year Ended 8/31/03                       0.39            0.04            0.43
Year Ended 8/31/02                       0.40              --            0.40
5/1/01 Through 8/31/01 (d)               0.14            0.03            0.17
Year Ended 4/30/01                       0.45              --            0.45
Year Ended 4/30/00                       0.41            0.01            0.42

INTERMEDIATE TAX FREE BOND FUND**
9/1/04 Through 2/28/05                   0.19            0.04            0.23
Year Ended 8/31/04                       0.41            0.08            0.49
Year Ended 8/31/03                       0.42            0.07            0.49
Year Ended 8/31/02                       0.43            0.04            0.47
Year Ended 8/31/01                       0.44              --            0.44
Year Ended 8/31/00                       0.46            0.06            0.52

NEW JERSEY TAX FREE BOND FUND*
9/1/04 Through 2/28/05                   0.15            0.16            0.31
Year Ended 8/31/04                       0.31            0.32            0.63
Year Ended 8/31/03                       0.34            0.17            0.51
Year Ended 8/31/02                       0.37            0.19            0.56
Year Ended 8/31/01                       0.42              --            0.42
Year Ended 8/31/00                       0.44              --            0.44

NEW YORK TAX FREE BOND FUND*
9/1/04 Through 2/28/05                   0.11            0.11            0.22
Year Ended 8/31/04                       0.25            0.11            0.36
Year Ended 8/31/03                       0.26              --!           0.26
Year Ended 8/31/02                       0.26            0.01            0.27
Year Ended 8/31/01                       0.29              --            0.29
Year Ended 8/31/00                       0.31              --            0.31

(d)  The Fund changed its fiscal year end from April 30 to August 31.
  *  Formerly Institutional.
 ** Effective September 10, 2001, the share class was re-named from Institutional to Select in connection with the Fund's re-organization.
  @  Calculated based upon average shares outstanding.
  !  Rounds to less than .005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                   PER SHARE OPERATING PERFORMANCE:     RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------     -------------------------
                                                                                      NET ASSETS,
                                          NET ASSET                                        END OF
                                         VALUE, END           TOTAL                        PERIOD
                                          OF PERIOD          RETURN (a)             (IN MILLIONS)
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05             $          10.50            0.62%               $           39
Year Ended 8/31/04                 $          10.77            5.57%               $           40
Year Ended 8/31/03                 $          10.80            1.45%               $           36
Year Ended 8/31/02                 $          11.07            5.31%               $           46
5/1/01 Through 8/31/01 (d)         $          10.91            5.31%               $           31
Year Ended 4/30/01                 $          10.53            7.77%               $           33
Year Ended 4/30/00                 $          10.20            0.60%               $           14

INTERMEDIATE TAX FREE BOND FUND**
9/1/04 Through 2/28/05             $          10.84            0.64%               $        1,601
Year Ended 8/31/04                 $          11.00            5.19%               $        1,104
Year Ended 8/31/03                 $          10.93            2.44%               $        1,159
Year Ended 8/31/02                 $          11.15            5.99%               $        1,155
Year Ended 8/31/01                 $          10.98            9.35%               $          728
Year Ended 8/31/00                 $          10.46            5.54%               $          694

NEW JERSEY TAX FREE BOND FUND*
9/1/04 Through 2/28/05             $           9.81            0.78%               $           63
Year Ended 8/31/04                 $          10.04            5.92%               $           65
Year Ended 8/31/03                 $          10.09            2.58%               $           72
Year Ended 8/31/02                 $          10.34            5.82%               $           83
Year Ended 8/31/01                 $          10.33           10.69%               $           82
Year Ended 8/31/00                 $           9.73            6.08%               $           73

NEW YORK TAX FREE BOND FUND*
9/1/04 Through 2/28/05             $           7.22            0.36%               $          381
Year Ended 8/31/04                 $           7.42            5.60%               $          394
Year Ended 8/31/03                 $           7.37            2.32%               $          410
Year Ended 8/31/02                 $           7.46            4.99%               $          474
Year Ended 8/31/01                 $           7.38            9.68%               $          302
Year Ended 8/31/00                 $           7.01            6.13%               $          277

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                   ---------------------------------------------------------------------------
                                                                                                 NET INVESTMENT
                                                          NET                 EXPENSES           INCOME WITHOUT
                                                   INVESTMENT         WITHOUT WAIVERS,                 WAIVERS,     PORTFOLIO
                                         NET           INCOME           REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                    EXPENSES           (LOSS)     AND EARNINGS CREDITS     AND EARNINGS CREDITS          RATE (a)
CALIFORNIA TAX FREE BOND FUND
9/1/04 Through 2/28/05                  0.65%            3.39%                    0.84%                    3.20%           26%
Year Ended 8/31/04                      0.65%            3.42%                    0.88%                    3.19%           43%
Year Ended 8/31/03                      0.65%            3.51%                    0.84%                    3.32%           49%
Year Ended 8/31/02                      0.65%            3.63%                    0.88%                    3.40%           65%
5/1/01 Through 8/31/01 (d)              0.65%            3.84%                    0.78%                    3.71%           29%
Year Ended 4/30/01                      0.65%            4.25%                    0.78%                    4.12%           55%
Year Ended 4/30/00                      0.65%            3.99%                    0.85%                    3.79%           87%

INTERMEDIATE TAX FREE BOND FUND**
9/1/04 Through 2/28/05                  0.65%(c)         3.65%                    0.72%                    3.58%           22%
Year Ended 8/31/04                      0.66%            3.71%                    0.73%                    3.64%           65%
Year Ended 8/31/03                      0.66%            3.73%                    0.74%                    3.65%           56%
Year Ended 8/31/02                      0.66%            3.88%                    0.74%                    3.80%           71%
Year Ended 8/31/01                      0.74%            4.10%                    0.75%                    4.09%           43%
Year Ended 8/31/00                      0.57%            4.49%                    0.66%                    4.40%           60%

NEW JERSEY TAX FREE BOND FUND*
9/1/04 Through 2/28/05                  0.75%            3.01%                    0.91%                    2.85%           34%
Year Ended 8/31/04                      0.75%            3.12%                    0.93%                    2.94%           54%
Year Ended 8/31/03                      0.75%            3.35%                    0.90%                    3.20%           59%
Year Ended 8/31/02                      0.75%            3.64%                    0.89%                    3.50%           75%
Year Ended 8/31/01                      0.75%            4.18%                    0.93%                    4.00%           48%
Year Ended 8/31/00                      0.59%            4.67%                    0.82%                    4.44%           48%

NEW YORK TAX FREE BOND FUND*
9/1/04 Through 2/28/05                  0.72%            3.17%                    0.74%                    3.14%           20%
Year Ended 8/31/04                      0.72%            3.35%                    0.76%                    3.31%           30%
Year Ended 8/31/03                      0.72%            3.48%                    0.75%                    3.45%           38%
Year Ended 8/31/02                      0.72%            3.63%                    0.76%                    3.59%           75%
Year Ended 8/31/01                      0.75%            4.10%                    0.79%                    4.06%           33%
Year Ended 8/31/00                      0.58%            4.48%                    0.70%                    4.36%           46%

(a)  Not annualized for periods less than one year.
(c) Effective February 19, 2005, the contractual expense limitation percentage is 0.59%.
  #  Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders of J.P. Morgan Series Trust ("JPMST") was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of shareholders of the JPMF approved the election of each Trustee by the following votes:

                             AFFIRMATIVE    NEGATIVE
William J. Armstrong       1,992,936,052   8,575,717
Roland R. Eppley, Jr.      1,993,051,772   8,459,997
John F. Finn               1,993,318,545   8,193,223
Dr. Matthew Goldstein      1,993,320,045   8,191,724
Robert J. Higgins          1,993,309,565   8,202,204
Peter C. Marshall          1,993,308,029   8,203,740
Marilyn McCoy              1,993,308,029   8,203,740
William G. Morton, Jr.     1,993,305,371   8,206,397
Robert A. Oden, Jr.        1,993,298,511   8,213,258
Fergus Reid, III           1,992,861,420   8,650,349
Frederick W. Ruebeck       1,993,251,990   8,259,779
James J. Schonbachler      1,993,126,404   8,385,365
Leonard M. Spalding        1,993,173,822   8,337,947

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which each of the JPMorgan Funds would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. The following Fund approved the Agreement and Plan of Reorganization by the following votes:

                                                                       BROKER
                                        FOR   AGAINST     ABSTAIN   NON-VOTES
JPMorgan California Bond Fund    72,057,774   459,874   1,614,957   4,784,540

A Special Meeting of Shareholders of J.P. Morgan Mutual Fund Select Trust ("JPMFST") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of shareholders of the JPMIF approved the election of each Trustee by the following votes:

                           AFFIRMATIVE    NEGATIVE
William J. Armstrong       220,661,303   1,093,651
Roland R. Eppley, Jr.      220,679,589   1,075,365
John F. Finn               220,306,470   1,448,484
Dr. Matthew Goldstein      220,657,597   1,097,357
Robert J. Higgins          220,675,772   1,079,183
Peter C. Marshall          220,526,515   1,228,439
Marilyn McCoy              220,531,225   1,223,729
William G. Morton, Jr.     220,649,904   1,105,051
Robert A. Oden, Jr.        220,555,854   1,199,100
Fergus Reid, III           220,579,715   1,175,239
Frederick W. Ruebeck       220,306,470   1,448,484
James J. Schonbachler      220,677,716   1,077,238
Leonard M. Spalding        220,671,721   1,083,233

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which each of the JPMorgan Funds would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. The following Funds approved the Agreement and Plan of Reorganization by the following votes:

                                                                       BROKER
                                        FOR   AGAINST     ABSTAIN   NON-VOTES
JPMorgan Intermediate Tax Free
Income Fund                      81,932,865   420,529     224,456   2,744,464
JPMorgan New Jersey Tax Free
Income Fund                       6,033,602        --     105,417      64,826
JPMorgan New York Intermediate
Tax Free Income Fund             53,640,964   263,563     499,320   8,286,131

To approve the amendment of certain of the JPMorgan Fund's fundamental investment restrictions on borrowing in order to make them simpler, more flexible and consistent with the borrowing restrictions for the other JPMorgan Funds. A majority of the shareholders of the following Funds approved the proposal by the following votes:

                                                                       BROKER
                                        FOR   AGAINST     ABSTAIN   NON-VOTES
JPMorgan Intermediate Tax Free
Income Fund                      81,550,931   796,597     230,322   2,744,464
JPMorgan New Jersey Tax Free
Income Fund                       6,039,072        --      99,947      64,826
JPMorgan New York Intermediate
Tax Free Income Fund             53,066,877   575,767     761,204   8,286,131

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period February 28, 2005 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2004, and continued to hold your shares at the end of the reporting period, February 28, 2005.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     EXPENSES PAID
                                                BEGINNING              ENDING        DURING PERIOD
                                           ACCOUNT VALUE,      ACCOUNT VALUE,       SEPTEMBER 1 TO      ANNUALIZED
                                        SEPTEMBER 1, 2004   FEBRUARY 28, 2005    FEBRUARY 28, 2005*  EXPENSE RATIO
CALIFORNIA TAX FREE BOND FUND
CLASS A
    Actual period return                     $  1,000           $  1,006              $  2.98            0.60%
    Hypothetical                             $  1,000           $  1,022              $  3.01            0.60%
CLASS C
    Actual period return                     $  1,000           $  1,005              $  5.47            1.10%
    Hypothetical                             $  1,000           $  1,020              $  5.51            1.10%
INSTITUTIONAL
    Actual period return                     $  1,000           $  1,007              $  2.49            0.50%
    Hypothetical                             $  1,000           $  1,023              $  2.51            0.50%
SELECT
    Actual period return                     $  1,000           $  1,006              $  3.23            0.65%
    Hypothetical                             $  1,000           $  1,022              $  3.26            0.65%

INTERMEDIATE TAX FREE BOND FUND
CLASS A
    Actual period return                     $  1,000           $  1,007              $  3.48            0.70%
    Hypothetical                             $  1,000           $  1,022              $  3.51            0.70%
CLASS B
    Actual period return                     $  1,000           $  1,001              $  6.45            1.30%
    Hypothetical                             $  1,000           $  1,019              $  6.51            1.30%
CLASS C
    Actual period return                     $  1,000           $    998              $  7.33            1.48%
    Hypothetical                             $  1,000           $  1,018              $  7.40            1.48%
INSTITUTIONAL
    Actual period return                     $  1,000           $  1,007              $  2.49            0.50%
    Hypothetical                             $  1,000           $  1,023              $  2.51            0.50%
SELECT
    Actual period return                     $  1,000           $  1,006              $  3.23            0.65%
    Hypothetical                             $  1,000           $  1,022              $  3.26            0.65%

                                                                                     EXPENSES PAID
                                                BEGINNING              ENDING        DURING PERIOD
                                           ACCOUNT VALUE,      ACCOUNT VALUE,       SEPTEMBER 1 TO       ANNUALIZED
                                        SEPTEMBER 1, 2004   FEBRUARY 28, 2005    FEBRUARY 28, 2005*   EXPENSE RATIO
NEW JERSEY TAX FREE BOND FUND
CLASS A
    Actual period return                    $   1,000          $   1,007            $    4.98            1.00%
    Hypothetical                            $   1,000          $   1,020            $    5.01            1.00%
CLASS B
    Actual period return                    $   1,000          $   1,004            $    7.45            1.50%
    Hypothetical                            $   1,000          $   1,018            $    7.50            1.50%
CLASS C
    Actual period return                    $   1,000          $   1,004            $    7.45            1.50%
    Hypothetical                            $   1,000          $   1,018            $    7.50            1.50%
SELECT
    Actual period return                    $   1,000          $   1,008            $    3.73            0.75%
    Hypothetical                            $   1,000          $   1,021            $    3.76            0.75%

NEW YORK INTERMEDIATE TAX FREE
BOND FUND
CLASS A
    Actual period return                    $   1,000          $   1,003            $    3.73            0.75%
    Hypothetical                            $   1,000          $   1,021            $    3.76            0.75%
CLASS B
    Actual period return                    $   1,000          $     999            $    7.68            1.55%
    Hypothetical                            $   1,000          $   1,017            $    7.75            1.55%
CLASS C
    Actual period return                    $   1,000          $     999            $    7.68            1.55%
    Hypothetical                            $   1,000          $   1,017            $    7.75            1.55%
INSTITUTIONAL
    Actual period return                    $   1,000          $   1,005            $    2.49            0.50%
    Hypothetical                            $   1,000          $   1,023            $    2.51            0.50%
SELECT
    Actual period return                    $   1,000          $   1,004            $    3.58            0.72%
    Hypothetical                            $   1,000          $   1,021            $    3.61            0.72%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT www.jpmorganfunds.com. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center                                PRSRT STD
6112 W. 73rd Street                                              U.S. POSTAGE
Bedford Park, IL 60638                                           PAID
                                                                 PERMIT 2891
                                                                 KANSAS CITY, MO

(C) J.P. Morgan Chase & Co., 2005 All rights reserved. February 2005.

                                                                      SAN-TF-205

SEMI-ANNUAL REPORT
SIX MONTHS ENDED FEBRUARY 28, 2005


JPMORGAN FUNDS


INCOME FUNDS


BOND FUND
ENHANCED INCOME FUND
EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II


[JPMORGAN ASSET MANAGEMENT LOGO]

JPMORGAN ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which, we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                                             1

Fund Commentaries:

Bond Fund                                                                      3

Enhanced Income Fund                                                           6

Emerging Markets Debt Fund                                                     9

Global Strategic Income Fund                                                  12

Short Term Bond Fund                                                          15

Short Term Bond Fund II                                                       18

Portfolio of Investments                                                      21

Financial Statements                                                          74

Notes to Financial Statements                                                 85

Financial Highlights                                                         108

HIGHLIGHTS

- While U.S. economy continued to expand with increased business and consumer spending and higher GDP, international growth lagged.

- Inflation remained tame as the Fed raised short-term rates, although higher commodity prices hinted at an increased inflation rate.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.


JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

JPMORGAN INCOME FUNDS

PRESIDENT'S LETTER  MARCH 7, 2005

[PHOTO OF GEORGE C.W. GATCH]

"Economic data released in January and February suggested that economic growth would remain firm through the end of the first quarter. Businesses appeared likely to make a strong contribution to the economic expansion despite the expiration of some tax incentives."

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Fixed Income Funds for the six-month period ended February 28, 2005. Inside you'll find in-depth information on some of our fixed income funds along with an update from the portfolio management team.

DESPITE SOFT SPOT, U.S. ECONOMY CONTINUES TO GROW

The U.S. economy softened early in the period, largely in response to higher oil prices. However, by the fourth quarter, it had strengthened again. Driven by increased consumer and capital spending, the U.S. gross domestic product grew at 3.8%. Housing market activity, including sales, new housing starts and permits, was stronger than expected. Meanwhile, the international growth environment experienced some deterioration. Inflation was well behaved, trending near 1.5%.

Economic data released in January and February suggested that economic growth would remain firm through the end of the first quarter. Businesses appeared likely to make a strong contribution to the economic expansion despite the expiration of some tax incentives. Core capital goods orders -- an important forward-looking indicator of business investment -- increased by 4.4% in January after a gain of 3.4% in December. Although the trade deficit seemed to be acting as a drag on the economy, domestic demand for goods and services was strong. The job picture continued to be mixed. While 124,000 new jobs were added to the payrolls in January, unemployment was 5.2%.

FEDERAL RESERVE MAINTAINS PATTERN OF MEASURED INTEREST-RATE INCREASES

Over the course of the period, the Federal Reserve Board (the Fed) maintained a steady pattern of interest-rate increases. In November and again in December, it raised short-term interest rates by a quarter of a percent. The Fed also reaffirmed its intent to raise rates at a measured pace and to "respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability."

In early 2005, investors began to speculate that such a response would come sooner rather than later. Although inflation grew by a modest 1.6% in 2004, economic data released in February hinted that it could be on the rise. If companies began to pass on higher commodity prices to consumers or consumer expectations changed, the Fed might begin to tighten interest rates more aggressively.

Adding to concern was the flattening yield curve. Although short-term rates had risen over the period, longer-term interest rates remained low, which was counter to the Fed's intended policy actions. However, the Fed did not drop its "measured pace" rhetoric during the period and, following a quarter-of-a percent increase in February, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%.

In this challenging environment, rest assured that your portfolio managers will continue working hard on your behalf. As they look for opportunities to obtain the highest possible yields, they will also stay focused on the preservation of your principal.

On behalf of all of us here at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.


Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN BOND FUND

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS

Fund Inception                                    7/26/1993
Fiscal Year End                                   AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                          $836
Primary Benchmark               LEHMAN AGGREGATE BOND INDEX
Average Credit Quality                                   AA
Duration                                          5.1 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: The JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned 2.71% (Institutional Shares) for the six-month period ending February 28, 2005. This compares to the 1.26% return of its benchmark, the Lehman Aggregate Bond Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: Although our residential mortgage security selection enhanced performance, our mortgage sector weighting was a modest negative. Our duration and yield-curve positioning was also a positive, as was our positioning in investment-grade corporate bonds. Also adding to performance were our international positions and our allocation to securities that were below investment grade, such as high-yield and emerging markets debt.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot earlier in 2004. Business spending increased while consumer spending and the housing market remained robust. These positive developments offset deterioration in the international growth environment and the associated negative impact on net exports. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue. Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase. In addition, the employment picture remained mixed, while unemployment fell in January to 5.2%, the lowest level in more than three years, it rose to 5.4% in February.

   Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December, and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%. Short-term rates rose over the period on expectations of Fed tightening. However, rates for longer-term maturities moved lower, contributing to significant flattening of the yield curve between two- and 30-year maturities.

   We managed duration based on our belief that the Fed would tighten less aggressively than market expectations. Because we expected that short-term rates would rise more quickly than long-term rates, we implemented curve-flattening trades. After spreads tightened, we actively traded residential mortgages around a neutral position. Mortgage security selection focused on coupon selection. We took advantage of opportunities to purchase both asset-backed and commercial-backed securities at attractive prices.

   Despite strong fundamentals, we reduced the Fund's allocation to investment-grade corporate bonds, maintaining a modest overweight to attractive BBB names, European Tier 1 and Asian bank paper, telecom, insurance, and natural gas credits. We also reduced our exposure to the markets in high-yield and emerging markets debt as spreads in both tightened substantially. In the emerging markets, we focused on fundamentally strong countries. We maintained a Eurozone curve-steepener position and added an outright long Euro/short U.S. dollar position in five-year maturities.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Residential Mortgage Backed Securities    35.9%
Corporate Notes & Bonds                   28.1%
Asset Backed Securities                   18.6%
Foreign Government Securities              6.8%
Money Market Fund                          2.9%
Private Placements                         1.9%
Commercial Mortgage Backed Securities      1.7%
Commercial Paper                           1.5%
U.S. Treasury Securities                   1.4%
U.S. Government Agency Securities          1.0%
Other (Less than 1%)                       0.2%

                                             SEMI-ANNUAL REPORT FEBRUARY 28 2005

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                    ---------------------------------------
CLASS A SHARES
      Without Sales Charge           3.70%      5.68%      7.18%      6.86%
         With Sales Charge*         (1.01%)     4.05%      6.20%      6.37%
CLASS B SHARES
              Without CDSC           3.04%      4.64%      6.47%      6.50%
                 With CDSC**        (1.83%)     3.73%      6.15%      6.50%
CLASS C SHARES
              Without CDSC           2.93%      4.81%      6.58%      6.55%
                 With CDSC***        1.95%      4.81%      6.58%      6.55%
INSTITUTIONAL SHARES                 4.08%      5.71%      7.30%      7.01%
SELECT SHARES                        3.86%      5.53%      7.10%      6.82%
ULTRA SHARES                         4.09%      5.82%      7.41%      7.10%

  *  Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.

[CHART]

TEN-YEAR PERFORMANCE (2/28/95 TO 2/28/05)

                    JPMORGAN BOND FUND        LEHMAN AGGREGATE      LIPPER INTERMEDIATE INVESTMENT
                  (INSTITUTIONAL SHARES)         BOND INDEX             GRADE DEBT FUNDS INDEX
 2/28/1995             $  3,000,000                $  3,000,000                $  3,000,000
 3/31/1995             $  3,024,000                $  3,018,300                $  3,019,800
 4/30/1995             $  3,067,243                $  3,060,556                $  3,059,359
 5/31/1995             $  3,194,534                $  3,179,000                $  3,166,743
 6/30/1995             $  3,214,659                $  3,202,206                $  3,186,693
 7/31/1995             $  3,202,444                $  3,195,162                $  3,179,683
 8/31/1995             $  3,242,474                $  3,233,823                $  3,216,885
 9/30/1995             $  3,275,872                $  3,265,191                $  3,247,445
10/31/1995             $  3,323,372                $  3,307,639                $  3,289,987
11/30/1995             $  3,370,231                $  3,357,253                $  3,339,008
12/31/1995             $  3,416,404                $  3,404,255                $  3,383,750
 1/31/1996             $  3,439,977                $  3,426,723                $  3,406,083
 2/29/1996             $  3,375,305                $  3,367,098                $  3,346,817
 3/31/1996             $  3,355,391                $  3,343,528                $  3,323,724
 4/30/1996             $  3,331,903                $  3,324,804                $  3,304,447
 5/31/1996             $  3,322,574                $  3,318,155                $  3,299,490
 6/30/1996             $  3,364,438                $  3,362,618                $  3,337,764
 7/31/1996             $  3,368,476                $  3,371,697                $  3,347,110
 8/31/1996             $  3,365,107                $  3,365,965                $  3,343,763
 9/30/1996             $  3,421,304                $  3,424,533                $  3,399,604
10/31/1996             $  3,496,573                $  3,500,558                $  3,471,335
11/30/1996             $  3,550,420                $  3,560,417                $  3,531,389
12/31/1996             $  3,528,763                $  3,527,305                $  3,499,960
 1/31/1997             $  3,544,289                $  3,538,240                $  3,510,810
 2/28/1997             $  3,555,985                $  3,547,086                $  3,519,587
 3/31/1997             $  3,516,514                $  3,507,713                $  3,481,927
 4/30/1997             $  3,565,394                $  3,560,329                $  3,529,630
 5/31/1997             $  3,599,978                $  3,594,152                $  3,561,043
 6/30/1997             $  3,645,698                $  3,636,922                $  3,603,064
 7/31/1997             $  3,740,486                $  3,735,119                $  3,698,545
 8/31/1997             $  3,708,692                $  3,703,371                $  3,664,888
 9/30/1997             $  3,763,209                $  3,758,180                $  3,717,662
10/31/1997             $  3,803,099                $  3,812,674                $  3,762,274
11/30/1997             $  3,816,791                $  3,830,212                $  3,773,185
12/31/1997             $  3,856,103                $  3,868,897                $  3,807,521
 1/31/1998             $  3,900,449                $  3,918,419                $  3,858,161
 2/28/1998             $  3,902,009                $  3,915,285                $  3,852,760
 3/31/1998             $  3,923,080                $  3,928,597                $  3,867,015
 4/30/1998             $  3,940,341                $  3,949,025                $  3,885,190
 5/31/1998             $  3,977,380                $  3,986,541                $  3,920,156
 6/30/1998             $  4,005,620                $  4,020,427                $  3,951,518
 7/31/1998             $  4,013,631                $  4,028,870                $  3,959,421
 8/31/1998             $  4,058,182                $  4,094,540                $  4,012,873
 9/30/1998             $  4,147,057                $  4,190,352                $  4,102,761
10/31/1998             $  4,114,710                $  4,168,143                $  4,069,529
11/30/1998             $  4,135,283                $  4,191,902                $  4,089,877
12/31/1998             $  4,147,275                $  4,204,478                $  4,107,463
 1/31/1999             $  4,171,744                $  4,234,329                $  4,132,929
 2/28/1999             $  4,095,401                $  4,160,229                $  4,059,363
 3/31/1999             $  4,132,670                $  4,183,110                $  4,091,432
 4/30/1999             $  4,153,333                $  4,196,496                $  4,105,343
 5/31/1999             $  4,101,832                $  4,159,567                $  4,063,469
 6/30/1999             $  4,074,759                $  4,146,256                $  4,049,653
 7/31/1999             $  4,060,498                $  4,128,842                $  4,035,479
 8/31/1999             $  4,053,595                $  4,126,777                $  4,031,040
 9/30/1999             $  4,090,483                $  4,174,648                $  4,075,381
10/31/1999             $  4,115,435                $  4,190,094                $  4,081,494
11/30/1999             $  4,127,781                $  4,189,675                $  4,086,392
12/31/1999             $  4,123,653                $  4,169,565                $  4,067,595
 1/31/2000             $  4,106,334                $  4,155,805                $  4,052,951
 2/29/2000             $  4,154,789                $  4,206,090                $  4,097,129
 3/31/2000             $  4,204,231                $  4,261,611                $  4,147,523
 4/30/2000             $  4,176,483                $  4,249,252                $  4,121,809
 5/31/2000             $  4,167,294                $  4,247,127                $  4,114,389
 6/30/2000             $  4,248,557                $  4,335,468                $  4,201,614
 7/31/2000             $  4,271,924                $  4,374,920                $  4,237,328
 8/31/2000             $  4,345,828                $  4,438,357                $  4,296,227
 9/30/2000             $  4,373,207                $  4,466,318                $  4,324,582
10/31/2000             $  4,396,385                $  4,495,796                $  4,339,718
11/30/2000             $  4,470,684                $  4,569,527                $  4,408,720
12/31/2000             $  4,574,850                $  4,654,520                $  4,497,776
 1/31/2001             $  4,661,315                $  4,730,389                $  4,576,937
 2/28/2001             $  4,694,877                $  4,771,544                $  4,620,875
 3/31/2001             $  4,706,144                $  4,795,401                $  4,638,897
 4/30/2001             $  4,663,318                $  4,775,261                $  4,613,847
 5/31/2001             $  4,696,894                $  4,803,912                $  4,642,453
 6/30/2001             $  4,709,576                $  4,822,167                $  4,659,630
 7/31/2001             $  4,800,000                $  4,930,184                $  4,772,859
 8/31/2001             $  4,856,160                $  4,986,881                $  4,825,360
 9/30/2001             $  4,872,185                $  5,044,728                $  4,862,515
10/31/2001             $  4,987,169                $  5,150,163                $  4,961,711
11/30/2001             $  4,927,821                $  5,079,091                $  4,899,193
12/31/2001             $  4,908,110                $  5,046,585                $  4,867,838
 1/31/2002             $  4,956,210                $  5,087,462                $  4,902,887
 2/28/2002             $  5,001,807                $  5,136,811                $  4,950,445
 3/31/2002             $  4,937,283                $  5,051,540                $  4,864,307
 4/30/2002             $  5,015,292                $  5,149,539                $  4,951,864
 5/31/2002             $  5,042,877                $  5,193,310                $  4,992,470
 6/30/2002             $  5,048,424                $  5,238,492                $  4,989,474
 7/31/2002             $  5,074,676                $  5,301,878                $  5,009,432
 8/31/2002             $  5,172,617                $  5,391,480                $  5,106,114
 9/30/2002             $  5,243,999                $  5,478,822                $  5,161,771
10/31/2002             $  5,217,254                $  5,453,619                $  5,142,156
11/30/2002             $  5,239,167                $  5,451,983                $  5,166,838
12/31/2002             $  5,343,426                $  5,564,839                $  5,272,242
 1/31/2003             $  5,357,319                $  5,569,847                $  5,288,586
 2/28/2003             $  5,435,000                $  5,646,711                $  5,364,213
 3/31/2003             $  5,429,022                $  5,642,194                $  5,364,749
 4/30/2003             $  5,496,885                $  5,689,024                $  5,427,517
 5/31/2003             $  5,591,431                $  5,794,840                $  5,528,469
 6/30/2003             $  5,584,721                $  5,783,250                $  5,527,363
 7/31/2003             $  5,337,877                $  5,588,933                $  5,341,091
 8/31/2003             $  5,379,512                $  5,625,820                $  5,381,683
 9/30/2003             $  5,542,511                $  5,774,904                $  5,526,450
10/31/2003             $  5,479,327                $  5,721,198                $  5,485,555
11/30/2003             $  5,506,175                $  5,734,929                $  5,499,817
12/31/2003             $  5,578,306                $  5,793,425                $  5,555,915
 1/31/2004             $  5,627,953                $  5,839,772                $  5,600,362
 2/29/2004             $  5,678,042                $  5,902,842                $  5,654,686
 3/31/2004             $  5,729,144                $  5,947,113                $  5,695,400
 4/30/2004             $  5,580,187                $  5,792,488                $  5,558,710
 5/31/2004             $  5,538,893                $  5,769,318                $  5,531,472
 6/30/2004             $  5,566,034                $  5,801,626                $  5,557,470
 7/31/2004             $  5,622,807                $  5,859,063                $  5,609,711
 8/31/2004             $  5,754,381                $  5,970,971                $  5,710,685
 9/30/2004             $  5,782,578                $  5,987,092                $  5,725,533
10/31/2004             $  5,839,825                $  6,037,384                $  5,770,765
11/30/2004             $  5,803,618                $  5,989,085                $  5,734,409
12/31/2004             $  5,868,038                $  6,044,184                $  5,794,047
 1/31/2005             $  5,903,833                $  6,082,263                $  5,825,335
 2/28/2005             $  5,909,394                $  6,046,377                $  5,800,868

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 7/26/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Ultra Shares prior to 9/10/01 (offering date of the Ultra Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund-Ultra, which are lower than the expenses of the Ultra Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are lower than the expenses of the Class A and B Shares.

Returns for the Class C Shares prior to 3/31/03 (offering date of the Class C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Bond Fund, Lehman Aggregate Bond Index, and Lipper Intermediate Investment Grade Debt Funds Index from February 28, 1995 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage backed securities. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN ENHANCED INCOME FUND

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS

Fund Inception                                   11/30/2001
Fiscal Year End                                   AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                          $208
Primary Benchmark                       3 MONTH LIBOR INDEX
Average Credit Quality                                  AA-
Duration                                          0.4 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: The JPMorgan Enhanced Income Fund, which seeks high current income consistent with principal preservation, returned 1.03% (Institutional Shares) for the six-month period ended February 28, 2005. This compares to the 1.05% return of its benchmark, the 3 Month LIBOR Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: Contributing significantly to performance were our allocations to collateralized mortgage obligations (CMOs) and asset-backed securities (ABS). Our duration positioning detracted slightly from performance when interest rates rose sharply during the fourth quarter. Selective purchases of corporate securities added to performance as spreads continued to tighten.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot earlier in 2004. Business spending increased while consumer spending and the housing market remained robust. These positive developments offset deterioration in the international growth environment and the associated negative impact on net exports. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue. Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase. In addition, the employment picture remained mixed, while unemployment fell in January to 5.2%, the lowest level in more than three years, it rose to 5.4% in February.

   Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December, and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%. Short-term rates rose over the period on expectations of Fed tightening. However, rates for longer-term maturities moved lower, contributing to significant flattening of the yield curve between two- and 30-year maturities.

   We continued to selectively add corporate bonds and ABS. Early in the period, we sold high-quality, fixed-rate corporate issues in the one- to three-year area of the curve and purchased lower credit-quality names. As interest rates declined early in the fourth quarter, we reduced our duration position. We extended again after the strong October employment report. Since late 2004, we maintained a neutral position, tactically trading duration as the market reacted to economic data. Later in the period, we purchased floating-rate CMOs at attractive prices. We also added floating-rate, home equity loan ABS because they offered yields that would increase as interest rates increased. We maintained our allocation to corporate securities, but have swapped out of more expensive issues into those with higher yields.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes & Bonds                   45.1%
Asset Backed Securities                   28.4%
Residential Mortgage Backed Securities    15.7%
Commercial Mortgage Backed Securities      4.2%
Certificates of Deposit                    2.2%
Money Market Fund                          1.8%
Other (Less than 1%)                       2.6%

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                                                        SINCE
                                                                    INCEPTION
                               1 YEAR            3 YEARS           (11/30/01)
                               ----------------------------------------------
INSTITUTIONAL SHARES             1.69%              1.52%                1.55%

[CHART]

LIFE OF FUND PERFORMANCE (11/30/01 TO 2/28/05)

               JPMORGAN ENHANCED INCOME FUND
                  (INSTITUTIONAL SHARES)            3 MONTH LIBOR INDEX
11/30/2001             $ 3,014,422                      $ 3,014,724
 3/31/2002             $ 3,020,451                      $ 3,019,547
 4/30/2002             $ 3,032,231                      $ 3,024,681
 5/31/2002             $ 3,037,992                      $ 3,029,520
 6/30/2002             $ 3,043,764                      $ 3,034,367
 7/31/2002             $ 3,044,069                      $ 3,039,222
 8/31/2002             $ 3,047,722                      $ 3,044,085
 9/30/2002             $ 3,051,684                      $ 3,048,651
10/31/2002             $ 3,055,651                      $ 3,053,529
11/30/2002             $ 3,061,762                      $ 3,058,415
12/31/2002             $ 3,061,150                      $ 3,062,391
 1/31/2003             $ 3,069,415                      $ 3,066,066
 2/28/2003             $ 3,071,256                      $ 3,069,132
 3/31/2003             $ 3,074,635                      $ 3,072,815
 4/30/2003             $ 3,081,092                      $ 3,075,887
 5/31/2003             $ 3,090,643                      $ 3,079,271
 6/30/2003             $ 3,090,334                      $ 3,082,966
 7/31/2003             $ 3,073,955                      $ 3,086,049
 8/31/2003             $ 3,082,255                      $ 3,088,826
 9/30/2003             $ 3,089,960                      $ 3,091,606
10/31/2003             $ 3,084,399                      $ 3,094,698
11/30/2003             $ 3,087,791                      $ 3,097,793
12/31/2003             $ 3,091,497                      $ 3,100,890
 1/31/2004             $ 3,095,206                      $ 3,103,991
 2/29/2004             $ 3,101,706                      $ 3,106,785
 3/31/2004             $ 3,105,118                      $ 3,109,892
 4/30/2004             $ 3,105,429                      $ 3,112,691
 5/31/2004             $ 3,106,050                      $ 3,115,803
 6/30/2004             $ 3,109,777                      $ 3,118,607
 7/31/2004             $ 3,114,131                      $ 3,122,662
 8/31/2004             $ 3,121,639                      $ 3,126,721
 9/30/2004             $ 3,126,599                      $ 3,130,786
10/31/2004             $ 3,128,788                      $ 3,135,795
11/30/2004             $ 3,134,107                      $ 3,140,812
12/31/2004             $ 3,140,375                      $ 3,146,780
 1/31/2005             $ 3,146,656                      $ 3,147,409
 2/28/2005             $ 3,153,876                      $ 3,148,039

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 11/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Enhanced Income Fund and 3 Month LIBOR Index from November 30, 2001 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The 3 Month LIBOR Index is an abbreviation for the "London Interbank Offered Rate". Similarly to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. The benchmark presented is the total return of the 3 Month LIBOR for the period presented.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN EMERGING MARKETS DEBT FUND

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS

Fund Inception                                           4/17/1997
Fiscal Year End                                          AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                                  $37
Primary Benchmark               EMERGING MARKETS BOND INDEX GLOBAL
Average Credit Quality                                         BBB
Duration                                                 5.8 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: JPMorgan Emerging Markets Debt Fund, which seeks to provide high total return from a portfolio of fixed-income securities of emerging markets issuers, had a total return of 11.32% (Select Shares) for the six-month period ended February 28, 2005. This compares to the 8.03% return from the Emerging Markets Bond Index Global.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: The majority of our outperformance came from allocations to Argentina, Venezuela, Mexico and Russia. In Argentina, we held Bodens, an interest-bearing bond that rallied strongly as the country's debt restructuring moved closer to a resolution. Venezuela benefited as oil prices continued to rise. In Mexico, our position in long-duration bonds enhanced performance and, in Russia, the Fund benefited from our switch to higher-yield bonds. Also contributing was the credit upgrade given to both countries by the rating agencies. Our underperformance was limited to Ecuador, where we were underweight during a market rally.

   The Fund positioned into the local currency debt markets of Mexico, Colombia and Uruguay. Local yields in these markets have been very high and the positions also performed well as the U.S. dollar continued to weaken during the period.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: Strong fundamentals, improved credit quality, and sustained inflows supported an ongoing rally in emerging markets debt. Economic indicators suggested that the global economy grew at a medium pace while inflation was well contained. As investors sought higher-yielding investments, prices moved up in both high-yield and emerging markets debt. New issuance continued to be ahead of schedule after several countries pre-financed their 2005 and, in some cases their 2006, funding needs. The environment became more turbulent in January on concerns that the U.S. Federal Reserve Board would raise short-term interest rates more aggressively. Driven by strong demand, the market recovered in February despite the rise in U.S. interest rates, which was sparked by growing signs of inflation. Oil prices climbed to above $50 a barrel with prospects for strong global growth in the future.

   We overweighted Russian debt in the face of strong buyer interest and in anticipation of a credit upgrade. As the recovery continued in Ukraine, we added to our exposure. Once prices rose beyond our estimates of fair value, we reduced our position and shifted our allocations into Peru, where we expect an upgrade in the near future. We decreased our exposure to Colombia and eliminated holdings in the Philippines. We took profits in Brazil as prices rose. We also increased our allocation to Venezuela because it should continue to benefit from high oil prices, and also remains cheap relative to its fundamentals. After reducing Ecuador early in the period, we returned to neutral because of the possibility of a credit upgrade. We invested in more liquid and short-dated securities to give us the flexibility to exit positions should the environment deteriorate.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Foreign Government Securities        93.9%
U.S. Treasury Securities              4.2%
Corporate Notes & Bonds               1.8%
Other (Less than 1%)                  0.1%

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                                                                  SINCE
                                                                              INCEPTION
                                     1 YEAR       3 YEARS      5 YEARS        (4/17/97)
                                     --------------------------------------------------
SELECT SHARES                         15.84%        16.38%       13.64%           10.95%

[CHART]

LIFE OF FUND PERFORMANCE (4/17/97 TO 2/28/05)

                JPMORGAN EMERGING MARKETS      EMERGING MARKETS BOND         LIPPER EMERGING MARKETS
                DEBT FUND (SELECT SHARES)           INDEX GLOBAL                DEBT FUNDS INDEX
 4/17/1997             $ 1,000,000                   $ 1,000,000                   $ 1,000,000
 4/30/1997             $ 1,020,000                   $ 1,000,000                   $ 1,000,000
 5/31/1997             $ 1,051,008                   $ 1,033,900                   $ 1,041,100
 6/30/1997             $ 1,068,034                   $ 1,056,542                   $ 1,073,686
 7/31/1997             $ 1,090,036                   $ 1,100,178                   $ 1,119,855
 8/31/1997             $ 1,078,917                   $ 1,094,787                   $ 1,116,047
 9/30/1997             $ 1,105,783                   $ 1,125,222                   $ 1,151,426
10/31/1997             $   986,026                   $ 1,005,948                   $ 1,027,878
11/30/1997             $ 1,034,835                   $ 1,048,601                   $ 1,067,246
12/31/1997             $ 1,053,462                   $ 1,074,291                   $ 1,099,050
 1/31/1998             $ 1,051,144                   $ 1,079,448                   $ 1,096,742
 2/28/1998             $ 1,080,891                   $ 1,107,945                   $ 1,127,122
 3/31/1998             $ 1,107,373                   $ 1,133,096                   $ 1,156,427
 4/30/1998             $ 1,108,481                   $ 1,135,702                   $ 1,157,121
 5/31/1998             $ 1,072,455                   $ 1,101,404                   $ 1,110,026
 6/30/1998             $ 1,033,310                   $ 1,073,538                   $ 1,065,070
 7/31/1998             $ 1,045,090                   $ 1,079,765                   $ 1,073,590
 8/31/1998             $   763,229                   $   784,557                   $   701,591
 9/30/1998             $   808,794                   $   852,343                   $   732,952
10/31/1998             $   862,417                   $   906,807                   $   778,395
11/30/1998             $   914,162                   $   969,014                   $   849,152
12/31/1998             $   885,640                   $   950,312                   $   817,478
 1/31/1999             $   846,141                   $   928,645                   $   793,853
 2/28/1999             $   855,702                   $   937,839                   $   807,428
 3/31/1999             $   920,650                   $ 1,000,018                   $   860,718
 4/30/1999             $ 1,000,286                   $ 1,061,519                   $   922,518
 5/31/1999             $   930,566                   $ 1,006,744                   $   872,148
 6/30/1999             $   974,954                   $ 1,045,403                   $   907,819
 7/31/1999             $   949,995                   $ 1,027,945                   $   894,293
 8/31/1999             $   944,675                   $ 1,028,665                   $   893,309
 9/30/1999             $   977,267                   $ 1,060,965                   $   915,374
10/31/1999             $ 1,019,582                   $ 1,098,523                   $   953,636
11/30/1999             $ 1,050,782                   $ 1,127,963                   $   992,259
12/31/1999             $ 1,115,615                   $ 1,180,188                   $ 1,044,551
 1/31/2000             $ 1,104,459                   $ 1,162,013                   $ 1,035,359
 2/29/2000             $ 1,194,803                   $ 1,224,413                   $ 1,101,829
 3/31/2000             $ 1,237,816                   $ 1,257,717                   $ 1,128,713
 4/30/2000             $ 1,206,376                   $ 1,234,575                   $ 1,099,818
 5/31/2000             $ 1,163,429                   $ 1,206,056                   $ 1,067,264
 6/30/2000             $ 1,229,744                   $ 1,262,259                   $ 1,124,255
 7/31/2000             $ 1,274,015                   $ 1,298,233                   $ 1,157,421
 8/31/2000             $ 1,311,853                   $ 1,339,647                   $ 1,192,491
 9/30/2000             $ 1,281,681                   $ 1,325,178                   $ 1,171,384
10/31/2000             $ 1,254,381                   $ 1,298,277                   $ 1,142,099
11/30/2000             $ 1,232,931                   $ 1,293,084                   $ 1,134,219
12/31/2000             $ 1,285,330                   $ 1,350,239                   $ 1,179,928
 1/31/2001             $ 1,353,324                   $ 1,415,320                   $ 1,244,588
 2/28/2001             $ 1,332,754                   $ 1,396,496                   $ 1,230,399
 3/31/2001             $ 1,305,966                   $ 1,380,856                   $ 1,209,975
 4/30/2001             $ 1,295,257                   $ 1,374,227                   $ 1,201,989
 5/31/2001             $ 1,333,078                   $ 1,407,346                   $ 1,234,803
 6/30/2001             $ 1,361,073                   $ 1,428,879                   $ 1,256,536
 7/31/2001             $ 1,272,059                   $ 1,354,863                   $ 1,203,636
 8/31/2001             $ 1,332,354                   $ 1,415,561                   $ 1,245,642
 9/30/2001             $ 1,270,933                   $ 1,369,272                   $ 1,186,101
10/31/2001             $ 1,278,685                   $ 1,369,956                   $ 1,201,164
11/30/2001             $ 1,307,072                   $ 1,352,421                   $ 1,239,121
12/31/2001             $ 1,346,807                   $ 1,368,515                   $ 1,271,834
 1/31/2002             $ 1,379,535                   $ 1,393,832                   $ 1,297,143
 2/28/2002             $ 1,436,509                   $ 1,446,101                   $ 1,343,840
 3/31/2002             $ 1,444,554                   $ 1,447,692                   $ 1,355,801
 4/30/2002             $ 1,455,966                   $ 1,461,879                   $ 1,371,257
 5/31/2002             $ 1,438,640                   $ 1,454,277                   $ 1,359,875
 6/30/2002             $ 1,344,984                   $ 1,380,982                   $ 1,268,084
 7/31/2002             $ 1,263,344                   $ 1,318,423                   $ 1,192,886
 8/31/2002             $ 1,360,495                   $ 1,414,932                   $ 1,278,178
 9/30/2002             $ 1,307,572                   $ 1,375,738                   $ 1,236,381
10/31/2002             $ 1,404,463                   $ 1,460,346                   $ 1,322,186
11/30/2002             $ 1,452,355                   $ 1,501,820                   $ 1,365,686
12/31/2002             $ 1,500,864                   $ 1,547,926                   $ 1,414,578
 1/31/2003             $ 1,523,527                   $ 1,573,467                   $ 1,445,557
 2/28/2003             $ 1,577,459                   $ 1,623,818                   $ 1,498,320
 3/31/2003             $ 1,617,211                   $ 1,650,123                   $ 1,536,227
 4/30/2003             $ 1,725,403                   $ 1,744,180                   $ 1,636,389
 5/31/2003             $ 1,790,623                   $ 1,816,564                   $ 1,710,027
 6/30/2003             $ 1,778,268                   $ 1,816,564                   $ 1,710,882
 7/31/2003             $ 1,722,252                   $ 1,752,258                   $ 1,661,095
 8/31/2003             $ 1,775,470                   $ 1,794,837                   $ 1,703,453
 9/30/2003             $ 1,832,463                   $ 1,857,836                   $ 1,756,260
10/31/2003             $ 1,854,086                   $ 1,866,940                   $ 1,767,851
11/30/2003             $ 1,883,566                   $ 1,889,903                   $ 1,793,132
12/31/2003             $ 1,944,028                   $ 1,945,466                   $ 1,852,664
 1/31/2004             $ 1,957,442                   $ 1,955,388                   $ 1,864,150
 2/29/2004             $ 1,954,701                   $ 1,962,232                   $ 1,861,540
 3/31/2004             $ 2,007,869                   $ 2,011,092                   $ 1,907,520
 4/30/2004             $ 1,863,504                   $ 1,901,889                   $ 1,810,237
 5/31/2004             $ 1,843,005                   $ 1,873,741                   $ 1,777,653
 6/30/2004             $ 1,873,230                   $ 1,901,285                   $ 1,806,273
 7/31/2004             $ 1,933,361                   $ 1,957,753                   $ 1,859,558
 8/31/2004             $ 2,034,242                   $ 2,038,609                   $ 1,936,916
 9/30/2004             $ 2,073,341                   $ 2,158,071                   $ 1,977,784
10/31/2004             $ 2,117,710                   $ 2,223,892                   $ 2,016,945
11/30/2004             $ 2,149,476                   $ 2,406,696                   $ 2,048,207
12/31/2004             $ 2,220,838                   $ 2,531,363                   $ 2,106,786
 1/31/2005             $ 2,240,382                   $ 2,540,476                   $ 2,123,008
 2/28/2005             $ 2,264,346                   $ 2,752,352                   $ 2,145,724

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 4/17/97.

The mountain chart illustrates comparative performance for $1,000,000 invested in the Select Shares of the JPMorgan Emerging Markets Debt Fund, Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Index from April 17, 1997 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Emerging Markets Bond Index Global is an unmanaged index which tracks total return for external currency-denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The Lipper Emerging Markets Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Shares have a minimum investment of $1,000,000 and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GLOBAL STRATEGIC INCOME FUND

AS OF FEBRUARY 28, 2005                                              (UNAUDITED)

FUND FACTS

FUND INCEPTION                                    3/17/1997
Fiscal Year End                                   AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                           $46
Primary Benchmark               LEHMAN AGGREGATE BOND INDEX
Average Credit Quality                                    A
Duration                                          4.5 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: JPMorgan Global Strategic Income Fund, which seeks to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers, had a total return of 3.94% (Institutional Shares) for the six-month period ended February 28, 2005. This compares to the 1.26% return of the Lehman Aggregate Bond Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: The strongest contributors to performance were our holdings in high-yield and emerging markets debt. Although our residential mortgage security selection enhanced performance, our mortgage sector weighting was a modest negative. Our international positions and our investment-grade, corporate-bond security selection were positive.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot earlier in 2004. Business spending increased while consumer spending and the housing market remained robust. These positive developments offset deterioration in the international growth environment and the associated negative impact on net exports. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue. Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase. In addition, the employment picture remained mixed, while unemployment fell in January to 5.2%, the lowest level in more than three years, it rose to 5.4% in February.

   Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December, and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%. Short-term rates rose over the period on expectations of Fed tightening. However, rates for longer-term maturities moved lower, contributing to significant flattening of the yield curve between two- and 30-year maturities.

   Consistent with the Fund's strategy, we maintained a strategic underweight to the mortgage sector, making purchases based on coupon selection. Despite strong fundamentals, we took advantage of rich valuations to reduce our allocation to investment-grade corporate bonds, but continued to focus on attractive BBB names. We maintained a significant weighting in high-yield and emerging markets debt, but reduced our exposure as spreads tightened substantially in both markets. In the emerging markets, we concentrated on fundamentally strong countries. We maintained a Eurozone curve-steepener position and added an outright long Euro/short U.S. dollar position in five-year maturities.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes & Bonds                   32.6%
Foreign Government Securities             20.5%
Residential Mortgage Backed Securities    19.3%
Money Market Fund                          9.5%
Commercial Paper                           6.8%
Private Placements                         4.8%
U.S. Treasury Securities                   2.7%
Asset Backed Securities                    1.6%
Other (Less than 1%)                       2.2%

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                                                                    SINCE
                                                                                INCEPTION
                                            1 YEAR      3 YEARS     5 YEARS     (3/17/97)
                                            ---------------------------------------------
CLASS A SHARES
      Without sales charge                    5.76%        6.33%       5.96%         5.41%
         With slaes charge*                   1.01%        4.70%       4.99%         4.81%
CLASS B SHARES
              Without CDSC                    5.75%        6.32%       5.95%         5.41%
                 With CDSC**                  0.75%        5.43%       5.64%         5.41%
CLASS C SHARES
              Without CDSC                    5.75%        6.32%       5.95%         5.41%
                 With CDSC***                 4.75%        6.32%       5.95%         5.41%
CLASS M SHARES
              Without CDSC                    5.75%        6.32%       5.95%         5.41%
                 With CDSC****                2.61%        5.27%       5.31%         5.01%
INSTITUTIONAL SHARES                          6.27%        6.92%       6.53%         5.89%
SELECT SHARES                                 6.02%        6.55%       6.18%         5.55%

  *  Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and since inception.
***  Assumes 1% CDSC for the one year and 0% thereafter.
**** Sales charge on Class M shares is 3.0%.

[CHART]

LIFE OF FUND PERFORMANCE (3/17/97 TO 2/28/05)

                  JPMORGAN GLOBAL STRATEGIC             LEHMAN AGGREGATE         LIPPER MULTI-SECTOR
             INCOME FUND (INSTITUTIONAL SHARES)            BOND INDEX            INCOME FUNDS INDEX
 3/17/1997               $ 3,000,000                       $ 3,000,000               $ 3,000,000
 3/31/1997               $ 2,967,900                       $ 3,000,000               $ 3,000,000
 4/30/1997               $ 3,018,651                       $ 3,045,000               $ 3,026,700
 5/31/1997               $ 3,069,968                       $ 3,073,928               $ 3,076,943
 6/30/1997               $ 3,114,483                       $ 3,110,507               $ 3,120,636
 7/31/1997               $ 3,200,131                       $ 3,194,491               $ 3,192,098
 8/31/1997               $ 3,179,010                       $ 3,167,338               $ 3,172,946
 9/30/1997               $ 3,242,590                       $ 3,214,214               $ 3,237,039
10/31/1997               $ 3,184,548                       $ 3,260,820               $ 3,222,149
11/30/1997               $ 3,222,444                       $ 3,275,820               $ 3,235,360
12/31/1997               $ 3,256,602                       $ 3,308,906               $ 3,267,713
 1/31/1998               $ 3,296,658                       $ 3,351,260               $ 3,309,213
 2/28/1998               $ 3,327,976                       $ 3,348,579               $ 3,325,098
 3/31/1998               $ 3,358,927                       $ 3,359,964               $ 3,361,341
 4/30/1998               $ 3,365,980                       $ 3,377,436               $ 3,371,089
 5/31/1998               $ 3,369,683                       $ 3,409,522               $ 3,364,010
 6/30/1998               $ 3,365,302                       $ 3,438,503               $ 3,355,600
 7/31/1998               $ 3,381,456                       $ 3,445,723               $ 3,368,686
 8/31/1998               $ 3,260,400                       $ 3,501,889               $ 3,169,597
 9/30/1998               $ 3,316,479                       $ 3,583,833               $ 3,224,114
10/31/1998               $ 3,276,681                       $ 3,564,839               $ 3,199,289
11/30/1998               $ 3,327,142                       $ 3,585,158               $ 3,312,223
12/31/1998               $ 3,341,116                       $ 3,595,914               $ 3,304,605
 1/31/1999               $ 3,366,508                       $ 3,621,445               $ 3,322,120
 2/28/1999               $ 3,322,744                       $ 3,558,069               $ 3,277,603
 3/31/1999               $ 3,368,597                       $ 3,577,639               $ 3,318,573
 4/30/1999               $ 3,422,495                       $ 3,589,087               $ 3,376,980
 5/31/1999               $ 3,351,307                       $ 3,557,503               $ 3,306,401
 6/30/1999               $ 3,341,253                       $ 3,546,119               $ 3,302,764
 7/31/1999               $ 3,331,564                       $ 3,531,226               $ 3,295,168
 8/31/1999               $ 3,315,239                       $ 3,529,460               $ 3,271,443
 9/30/1999               $ 3,338,446                       $ 3,570,402               $ 3,285,183
10/31/1999               $ 3,361,815                       $ 3,583,612               $ 3,289,454
11/30/1999               $ 3,392,407                       $ 3,583,254               $ 3,311,164
12/31/1999               $ 3,424,296                       $ 3,566,054               $ 3,339,640
 1/31/2000               $ 3,390,738                       $ 3,554,286               $ 3,308,247
 2/29/2000               $ 3,448,719                       $ 3,597,293               $ 3,351,916
 3/31/2000               $ 3,474,930                       $ 3,644,777               $ 3,350,911
 4/30/2000               $ 3,451,648                       $ 3,634,207               $ 3,303,663
 5/31/2000               $ 3,424,380                       $ 3,632,390               $ 3,262,367
 6/30/2000               $ 3,501,771                       $ 3,707,944               $ 3,345,557
 7/31/2000               $ 3,534,687                       $ 3,741,686               $ 3,356,263
 8/31/2000               $ 3,586,647                       $ 3,795,941               $ 3,383,784
 9/30/2000               $ 3,592,027                       $ 3,819,855               $ 3,353,669
10/31/2000               $ 3,594,182                       $ 3,845,066               $ 3,283,242
11/30/2000               $ 3,607,481                       $ 3,908,125               $ 3,244,499
12/31/2000               $ 3,696,946                       $ 3,980,816               $ 3,327,234
 1/31/2001               $ 3,804,527                       $ 4,045,704               $ 3,442,024
 2/28/2001               $ 3,810,995                       $ 4,080,901               $ 3,449,596
 3/31/2001               $ 3,786,986                       $ 4,101,306               $ 3,390,263
 4/30/2001               $ 3,761,992                       $ 4,084,080               $ 3,361,107
 5/31/2001               $ 3,793,969                       $ 4,108,585               $ 3,390,685
 6/30/2001               $ 3,776,137                       $ 4,124,198               $ 3,359,490
 7/31/2001               $ 3,796,906                       $ 4,216,580               $ 3,392,749
 8/31/2001               $ 3,850,442                       $ 4,265,070               $ 3,437,873
 9/30/2001               $ 3,722,992                       $ 4,314,545               $ 3,331,299
10/31/2001               $ 3,804,898                       $ 4,404,719               $ 3,412,916
11/30/2001               $ 3,869,582                       $ 4,343,934               $ 3,445,680
12/31/2001               $ 3,844,429                       $ 4,316,133               $ 3,439,133
 1/31/2002               $ 3,867,111                       $ 4,351,093               $ 3,457,704
 2/28/2002               $ 3,870,979                       $ 4,393,299               $ 3,469,806
 3/31/2002               $ 3,862,075                       $ 4,320,370               $ 3,472,929
 4/30/2002               $ 3,899,151                       $ 4,404,185               $ 3,527,107
 5/31/2002               $ 3,901,101                       $ 4,441,621               $ 3,537,335
 6/30/2002               $ 3,839,073                       $ 4,480,263               $ 3,469,418
 7/31/2002               $ 3,799,915                       $ 4,534,474               $ 3,424,663
 8/31/2002               $ 3,877,433                       $ 4,611,107               $ 3,488,704
 9/30/2002               $ 3,878,596                       $ 4,685,807               $ 3,494,635
10/31/2002               $ 3,902,644                       $ 4,664,252               $ 3,505,818
11/30/2002               $ 3,975,233                       $ 4,662,853               $ 3,589,256
12/31/2002               $ 4,030,091                       $ 4,759,374               $ 3,662,477
 1/31/2003               $ 4,053,465                       $ 4,763,657               $ 3,709,723
 2/28/2003               $ 4,107,782                       $ 4,829,396               $ 3,769,821
 3/31/2003               $ 4,141,466                       $ 4,825,532               $ 3,808,650
 4/30/2003               $ 4,238,790                       $ 4,865,584               $ 3,934,716
 5/31/2003               $ 4,294,318                       $ 4,956,084               $ 4,023,247
 6/30/2003               $ 4,301,619                       $ 4,946,172               $ 4,053,421
 7/31/2003               $ 4,178,592                       $ 4,779,981               $ 3,956,950
 8/31/2003               $ 4,220,796                       $ 4,811,528               $ 3,989,001
 9/30/2003               $ 4,318,719                       $ 4,939,034               $ 4,105,081
10/31/2003               $ 4,308,786                       $ 4,893,101               $ 4,123,144
11/30/2003               $ 4,332,053                       $ 4,904,844               $ 4,165,200
12/31/2003               $ 4,395,301                       $ 4,954,874               $ 4,254,335
 1/31/2004               $ 4,430,463                       $ 4,994,513               $ 4,295,177
 2/29/2004               $ 4,452,173                       $ 5,048,453               $ 4,306,344
 3/31/2004               $ 4,489,571                       $ 5,086,317               $ 4,340,795
 4/30/2004               $ 4,423,574                       $ 4,954,073               $ 4,247,034
 5/31/2004               $ 4,387,743                       $ 4,934,256               $ 4,204,563
 6/30/2004               $ 4,415,825                       $ 4,961,888               $ 4,238,620
 7/31/2004               $ 4,473,672                       $ 5,011,011               $ 4,280,583
 8/31/2004               $ 4,551,514                       $ 5,106,721               $ 4,364,054
 9/30/2004               $ 4,588,381                       $ 5,120,509               $ 4,419,914
10/31/2004               $ 4,642,524                       $ 5,163,522               $ 4,505,660
11/30/2004               $ 4,649,488                       $ 5,122,213               $ 4,558,827
12/31/2004               $ 4,696,448                       $ 5,169,338               $ 4,621,739
 1/31/2005               $ 4,726,975                       $ 5,201,905               $ 4,618,966
 2/28/2005               $ 4,732,594                       $ 5,171,213               $ 4,646,679

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 3/17/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Global Strategic Income Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are lower than the expenses of the Class A Shares.

Returns for Class B, Class C and M Class Shares prior to 2/19/05 (offering date of Class B, Class C and M Class shares) are calculated using the historical expenses of Class A shares, which are lower than Class B, Class C and M Class shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Global Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from March 17, 1997 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN SHORT TERM BOND FUND

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS

Fund Inception                                             9/13/1993
Fiscal Year End                                            AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                                   $717
Primary Benchmark              MERRILL LYNCH 1-3 YEAR TREASURY INDEX
Average Credit Quality                                            A+
Duration                                                   1.9 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: The JPMorgan Short Term Bond Fund, which seeks to provide high total return consistent with low volatility of principal, returned 0.39% (Institutional Shares) for the six-month period ended February 28, 2005. This compares to the (0.33%) return of its benchmark, the Merrill Lynch 1-3 Year Treasury Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: Contributing to performance were our allocations to collateralized mortgage obligations (CMOs) and asset-backed securities. Our duration positioning detracted slightly when interest rates rose during the fourth quarter. Purchases of corporate securities added to performance as spreads tightened. Our 10-year U.S. Treasury Inflation-Protected Securities (TIPS) trade contributed to performance. However, the TIPS curve steepener detracted as did our short position in Japan as yields remained low. Also detracting was our Eurozone curve-steepener position. However, both our five-year Eurozone versus U.S. spread trade and curve-flattener position contributed.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot.
   Business spending increased while consumer spending and the housing market remained robust. These positive developments offset deterioration in the international growth environment and the associated negative impact on net exports. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue. Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase. In addition, the employment picture remained mixed, while unemployment fell in January to 5.2%, the lowest level in more than three years, it rose to 5.4% in February.

   Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December, and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%. Short-term rates rose over the period on expectations of Fed tightening. However, rates for longer-term maturities moved lower, contributing to significant flattening of the yield curve between two- and 30-year maturities.

   Throughout the period, we traded duration as the market reacted to economic data. We selectively increased our exposure to corporate and asset-backed securities. Early in the period, we sold high-quality, fixed-rate corporate issues in the one- to three-year area of the curve and bought lower credit-quality names. We reduced our allocations to sovereigns and supranationals, and added agencies and CMOs. Because their yields will increase as interest rates increase, we added floating-rate home equity loan asset-backed securities. We purchased two- and four-year CMOs at attractive prices. We swapped out of more expensive corporate issues into those with higher yields. We purchased 10-year TIPS, and implemented a curve-steepener position in two- and 10-year TIPS.

   We removed our long 10-year Canada/short U.S position, and the curve-steepener position in the Eurozone. Because of disappointing economic data, we removed our short-duration position in Japanese government bonds. We implemented a long five-year Eurozone/short U.S. spread trade and then removed it as spreads reached our target.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes & Bonds                   44.1%
Asset Backed Securities                   12.8%
Residential Mortgage Backed Securities    12.5%
Commercial Mortgage Backed Securities     10.1%
Money Market Fund                          8.1%
Foreign Government Securities              6.2%
Certificates of Deposit                    2.0%
Preferred Stocks                           1.0%
Other (Less than 1%)                       3.2%

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                       1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                       ------------------------------------------------
CLASS A SHARES
         Without Sales Charge            0.51%         2.35%         4.25%         5.04%
            With Sales Charge*          (2.54%)        1.30%         3.61%         4.72%
INSTITUTIONAL SHARES                     0.96%         2.78%         4.66%         5.37%
SELECT SHARES                            0.70%         2.51%         4.38%         5.11%

*    Sales Charge for Class A Shares is 3.00%.

[CHART]

TEN-YEAR PERFORMANCE (2/28/95 TO 2/28/05)

                 JPMORGAN SHORT TERM BOND FUND     MERRILL LYNCH 1-3 YEAR      LIPPER SHORT-TERM INVESTMENT
                    (INSTITUTIONAL SHARES)             TREASURY INDEX             GRADE DEBT FUNDS INDEX
 2/28/1995               $ 3,000,000                     $ 3,000,000                    $ 3,000,000
 3/31/1995               $ 3,018,900                     $ 3,016,800                    $ 3,016,500
 4/30/1995               $ 3,047,278                     $ 3,043,650                    $ 3,042,442
 5/31/1995               $ 3,104,262                     $ 3,096,913                    $ 3,098,119
 6/30/1995               $ 3,120,093                     $ 3,113,637                    $ 3,117,327
 7/31/1995               $ 3,126,334                     $ 3,126,403                    $ 3,127,302
 8/31/1995               $ 3,148,218                     $ 3,145,161                    $ 3,148,255
 9/30/1995               $ 3,166,793                     $ 3,160,572                    $ 3,163,367
10/31/1995               $ 3,188,643                     $ 3,187,121                    $ 3,193,103
11/30/1995               $ 3,217,022                     $ 3,215,168                    $ 3,219,925
12/31/1995               $ 3,242,437                     $ 3,239,925                    $ 3,242,142
 1/31/1996               $ 3,270,322                     $ 3,267,464                    $ 3,271,321
 2/29/1996               $ 3,248,411                     $ 3,253,741                    $ 3,259,218
 3/31/1996               $ 3,253,608                     $ 3,250,812                    $ 3,244,877
 4/30/1996               $ 3,255,235                     $ 3,253,413                    $ 3,247,148
 5/31/1996               $ 3,266,303                     $ 3,260,245                    $ 3,253,643
 6/30/1996               $ 3,288,513                     $ 3,283,719                    $ 3,277,069
 7/31/1996               $ 3,297,392                     $ 3,296,525                    $ 3,290,505
 8/31/1996               $ 3,309,923                     $ 3,307,734                    $ 3,302,022
 9/30/1996               $ 3,339,712                     $ 3,337,834                    $ 3,333,721
10/31/1996               $ 3,380,122                     $ 3,375,551                    $ 3,369,392
11/30/1996               $ 3,406,825                     $ 3,401,543                    $ 3,397,358
12/31/1996               $ 3,407,847                     $ 3,401,543                    $ 3,398,717
 1/31/1997               $ 3,425,227                     $ 3,417,530                    $ 3,416,050
 2/28/1997               $ 3,435,503                     $ 3,425,391                    $ 3,427,665
 3/31/1997               $ 3,435,847                     $ 3,424,021                    $ 3,424,237
 4/30/1997               $ 3,460,241                     $ 3,452,098                    $ 3,451,631
 5/31/1997               $ 3,485,155                     $ 3,475,572                    $ 3,474,757
 6/30/1997               $ 3,506,763                     $ 3,499,553                    $ 3,499,080
 7/31/1997               $ 3,543,233                     $ 3,538,048                    $ 3,538,970
 8/31/1997               $ 3,547,131                     $ 3,541,233                    $ 3,541,447
 9/30/1997               $ 3,576,572                     $ 3,568,146                    $ 3,569,070
10/31/1997               $ 3,591,594                     $ 3,594,550                    $ 3,590,842
11/30/1997               $ 3,599,495                     $ 3,603,177                    $ 3,599,819
12/31/1997               $ 3,625,411                     $ 3,627,679                    $ 3,621,418
 1/31/1998               $ 3,666,016                     $ 3,662,867                    $ 3,652,924
 2/28/1998               $ 3,669,682                     $ 3,666,164                    $ 3,658,038
 3/31/1998               $ 3,684,361                     $ 3,681,195                    $ 3,673,036
 4/30/1998               $ 3,703,151                     $ 3,698,497                    $ 3,690,299
 5/31/1998               $ 3,725,000                     $ 3,718,099                    $ 3,710,227
 6/30/1998               $ 3,739,527                     $ 3,737,433                    $ 3,726,923
 7/31/1998               $ 3,761,964                     $ 3,754,999                    $ 3,743,321
 8/31/1998               $ 3,788,298                     $ 3,802,312                    $ 3,768,776
 9/30/1998               $ 3,855,730                     $ 3,852,502                    $ 3,808,725
10/31/1998               $ 3,857,272                     $ 3,871,380                    $ 3,803,774
11/30/1998               $ 3,862,286                     $ 3,867,895                    $ 3,813,663
12/31/1998               $ 3,880,825                     $ 3,881,433                    $ 3,830,062
 1/31/1999               $ 3,902,558                     $ 3,895,406                    $ 3,849,213
 2/28/1999               $ 3,884,997                     $ 3,877,487                    $ 3,836,510
 3/31/1999               $ 3,915,300                     $ 3,904,242                    $ 3,866,435
 4/30/1999               $ 3,929,395                     $ 3,916,735                    $ 3,880,354
 5/31/1999               $ 3,915,642                     $ 3,914,385                    $ 3,875,310
 6/30/1999               $ 3,909,377                     $ 3,926,520                    $ 3,882,673
 7/31/1999               $ 3,915,241                     $ 3,939,085                    $ 3,886,944
 8/31/1999               $ 3,929,336                     $ 3,950,508                    $ 3,894,718
 9/30/1999               $ 3,959,199                     $ 3,976,187                    $ 3,920,423
10/31/1999               $ 3,973,848                     $ 3,986,922                    $ 3,929,048
11/30/1999               $ 3,993,319                     $ 3,994,497                    $ 3,942,013
12/31/1999               $ 4,005,299                     $ 4,000,090                    $ 3,950,292
 1/31/2000               $ 4,008,904                     $ 3,998,490                    $ 3,951,872
 2/29/2000               $ 4,028,949                     $ 4,025,280                    $ 3,977,559
 3/31/2000               $ 4,037,409                     $ 4,050,236                    $ 3,998,242
 4/30/2000               $ 4,058,404                     $ 4,060,767                    $ 3,999,042
 5/31/2000               $ 4,075,855                     $ 4,077,416                    $ 4,013,039
 6/30/2000               $ 4,097,457                     $ 4,119,821                    $ 4,057,583
 7/31/2000               $ 4,124,091                     $ 4,145,776                    $ 4,082,740
 8/31/2000               $ 4,142,237                     $ 4,176,455                    $ 4,112,544
 9/30/2000               $ 4,177,031                     $ 4,206,525                    $ 4,147,501
10/31/2000               $ 4,191,233                     $ 4,229,240                    $ 4,159,943
11/30/2000               $ 4,244,462                     $ 4,269,418                    $ 4,197,799
12/31/2000               $ 4,294,122                     $ 4,320,224                    $ 4,242,296
 1/31/2001               $ 4,330,622                     $ 4,374,227                    $ 4,302,536
 2/28/2001               $ 4,364,834                     $ 4,402,660                    $ 4,332,654
 3/31/2001               $ 4,395,825                     $ 4,439,202                    $ 4,363,849
 4/30/2001               $ 4,394,506                     $ 4,451,188                    $ 4,374,322
 5/31/2001               $ 4,419,994                     $ 4,476,114                    $ 4,401,443
 6/30/2001               $ 4,439,884                     $ 4,491,333                    $ 4,419,489
 7/31/2001               $ 4,495,382                     $ 4,541,636                    $ 4,473,849
 8/31/2001               $ 4,527,749                     $ 4,567,977                    $ 4,502,929
 9/30/2001               $ 4,591,138                     $ 4,643,349                    $ 4,545,707
10/31/2001               $ 4,639,804                     $ 4,686,997                    $ 4,580,254
11/30/2001               $ 4,617,069                     $ 4,676,685                    $ 4,557,811
12/31/2001               $ 4,620,762                     $ 4,678,556                    $ 4,553,253
 1/31/2002               $ 4,640,170                     $ 4,687,913                    $ 4,566,457
 2/28/2002               $ 4,659,194                     $ 4,710,415                    $ 4,579,700
 3/31/2002               $ 4,631,239                     $ 4,678,384                    $ 4,559,091
 4/30/2002               $ 4,691,445                     $ 4,730,782                    $ 4,595,564
 5/31/2002               $ 4,708,804                     $ 4,749,705                    $ 4,621,299
 6/30/2002               $ 4,736,115                     $ 4,789,603                    $ 4,626,383
 7/31/2002               $ 4,787,265                     $ 4,848,036                    $ 4,640,262
 8/31/2002               $ 4,804,977                     $ 4,864,519                    $ 4,669,496
 9/30/2002               $ 4,846,300                     $ 4,904,895                    $ 4,699,847
10/31/2002               $ 4,862,778                     $ 4,916,176                    $ 4,702,667
11/30/2002               $ 4,846,731                     $ 4,901,427                    $ 4,704,548
12/31/2002               $ 4,878,719                     $ 4,947,501                    $ 4,751,594
 1/31/2003               $ 4,899,210                     $ 4,947,006                    $ 4,759,196
 2/28/2003               $ 4,924,196                     $ 4,967,783                    $ 4,787,751
 3/31/2003               $ 4,932,074                     $ 4,976,725                    $ 4,794,933
 4/30/2003               $ 4,949,337                     $ 4,986,181                    $ 4,815,551
 5/31/2003               $ 4,972,103                     $ 5,005,129                    $ 4,843,000
 6/30/2003               $ 4,973,595                     $ 5,012,636                    $ 4,851,717
 7/31/2003               $ 4,910,430                     $ 4,985,568                    $ 4,809,022
 8/31/2003               $ 4,922,215                     $ 4,989,058                    $ 4,813,350
 9/30/2003               $ 4,972,914                     $ 5,034,458                    $ 4,863,409
10/31/2003               $ 4,942,580                     $ 5,015,831                    $ 4,851,737
11/30/2003               $ 4,941,591                     $ 5,013,323                    $ 4,852,707
12/31/2003               $ 4,971,735                     $ 5,042,400                    $ 4,876,971
 1/31/2004               $ 4,986,650                     $ 5,052,485                    $ 4,892,577
 2/29/2004               $ 5,011,085                     $ 5,076,737                    $ 4,915,083
 3/31/2004               $ 5,026,118                     $ 5,092,475                    $ 4,931,794
 4/30/2004               $ 4,979,375                     $ 5,043,587                    $ 4,887,901
 5/31/2004               $ 4,973,898                     $ 5,039,048                    $ 4,878,126
 6/30/2004               $ 4,974,395                     $ 5,038,544                    $ 4,881,540
 7/31/2004               $ 5,001,754                     $ 5,056,683                    $ 4,901,066
 8/31/2004               $ 5,039,767                     $ 5,091,574                    $ 4,935,864
 9/30/2004               $ 5,041,783                     $ 5,086,992                    $ 4,937,345
10/31/2004               $ 5,064,976                     $ 5,102,252                    $ 4,953,638
11/30/2004               $ 5,047,248                     $ 5,076,741                    $ 4,939,768
12/31/2004               $ 5,059,362                     $ 5,087,402                    $ 4,955,081
 1/31/2005               $ 5,060,373                     $ 5,085,367                    $ 4,955,577
 2/28/2005               $ 5,060,274                     $ 5,073,671                    $ 4,950,621

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 9/13/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Short Term Bond Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Short Term Bond Fund, Merrill Lynch 1-3 Year Treasury Index, and Lipper Short-Term Investment Grade Debt Funds Index from February 28, 1995 to February 28, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN SHORT TERM BOND FUND II

AS OF FEBRUARY 28, 2005                                              (Unaudited)

FUND FACTS

Fund Inception                                            11/30/1990
Fiscal Year End                                            AUGUST 31
Net Assets as of 2/28/2005
(In Millions)                                                 $1,008
Primary Benchmark              LEHMAN 1-3 YEAR U.S. GOV'T BOND INDEX
Average Credit Quality                                            A+
Duration                                                   1.9 YEARS

Q: HOW DID THE PORTFOLIO PERFORM?

A: The JPMorgan Short Term Bond Fund II, which seeks a high level of income consistent with preservation of capital, returned 0.17% (Select Shares) for the six-month period ended February 28, 2005. This compares to the (0.25%) return of its benchmark, the Lehman 1-3 Year U.S. Government Bond Index.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: Contributing significantly to performance were our allocations to collateralized mortgage obligations (CMOs) and asset-backed securities. Our duration positioning detracted slightly from performance when interest rates rose sharply during the fourth quarter. Selective purchases of corporate securities added to performance as spreads continued to tighten. Our 10-year U.S. Treasury Inflation-Protected Securities (TIPS) trade contributed to performance; however, the TIPS curve-steepener position detracted.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: The U.S. economy continued to expand following an oil-induced soft spot earlier in 2004. Business spending increased while consumer spending and the housing market remained robust. These positive developments offset deterioration in the international growth environment and the associated negative impact on net exports. Fourth-quarter gross domestic product grew at 3.8% versus 4.0% during the third quarter. Data from the first quarter of 2005 suggested that firm growth would continue. Although inflation remained tame, higher commodity prices hinted that the inflation rate could increase. In addition, the employment picture remained mixed, while unemployment fell in January to 5.2%, the lowest level in more than three years, it rose to 5.4% in February.

   Pledging to "respond to changes in economic prospects," the Federal Reserve Board continued to raise short-term rates at a measured pace, tightening by a quarter of a percent each in November, December, and February. By the end of the period, the fed funds rate (the rate charged by banks for overnight loans) stood at 2.50%. Short-term rates rose over the period on expectations of Fed tightening. However, rates for longer-term maturities moved lower, contributing to significant flattening of the yield curve between two- and 30-year maturities.

   Throughout the period, we tactically traded duration as the market reacted to economic data. We continued to selectively increase our exposure to corporate and asset-backed securities. Early in the period, we sold high-quality, fixed-rate corporate issues in the one- to three-year area of the curve and bought lower credit-quality names. We reduced our allocations to sovereigns and supranationals, and added agencies and CMOs. Because their yields will increase as interest rates increase, we added floating-rate home equity loan asset-backed securities. We purchased two- and four-year CMOs at attractive prices. Although we maintain our allocation to corporate securities, we have swapped out of more expensive issues into those with higher yields. We purchased 10-year TIPS and implemented a curve-steepener position in two- and 10-year TIPS.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Corporate Notes & Bonds                   41.5%
Asset Backed Securities                   15.2%
Residential Mortgage Backed Securities    13.4%
U.S. Government Agency Securities         12.7%
Commercial Mortgage Backed Securities     10.8%
Certificates of Deposit                    2.1%
Foreign Government Securities              1.1%
Other (Less than 1%)                       3.2%

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2005

                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                               ----------------------------------------------
CLASS A SHARES
         Without Sales Charge                    0.21%         2.16%        4.16%        4.66%
            With Sales Charge*                  (2.81%)        1.12%        3.53%        4.34%
CLASS M SHARES
         Without Sales Charge                    0.05%         1.93%        3.90%        4.52%
            With Sales Charge**                 (1.48%)        1.40%        3.59%        4.36%
SELECT SHARES                                    0.57%         2.44%        4.44%        4.96%

   * Sales Charge for Class A Shares is 3.00%.
  ** Sales Charge for Class M Shares is 1.50%.

[CHART]

TEN-YEAR PERFORMANCE (02/28/95 TO 02/28/05)

             JPMORGAN SHORT TERM BOND FUND II       LEHMAN 1-3 YEAR        LIPPER SHORT-TERM INVESTMENT
                      (SELECT SHARES)            U.S. GOV'T BOND INDEX        GRADE DEBT FUNDS INDEX
 2/28/1995              $ 1,000,000                   $ 1,000,000                   $ 1,000,000
 3/31/1995              $ 1,005,600                   $ 1,005,600                   $ 1,005,500
 4/30/1995              $ 1,011,231                   $ 1,014,550                   $ 1,014,147
 5/31/1995              $ 1,023,063                   $ 1,031,899                   $ 1,032,706
 6/30/1995              $ 1,028,792                   $ 1,037,471                   $ 1,039,109
 7/31/1995              $ 1,033,627                   $ 1,041,621                   $ 1,042,434
 8/31/1995              $ 1,038,485                   $ 1,047,871                   $ 1,049,418
 9/30/1995              $ 1,043,262                   $ 1,053,005                   $ 1,054,456
10/31/1995              $ 1,050,252                   $ 1,061,745                   $ 1,064,368
11/30/1995              $ 1,057,079                   $ 1,070,770                   $ 1,073,308
12/31/1995              $ 1,063,316                   $ 1,078,908                   $ 1,080,714
 1/31/1996              $ 1,070,652                   $ 1,088,078                   $ 1,090,440
 2/29/1996              $ 1,070,224                   $ 1,083,835                   $ 1,086,406
 3/31/1996              $ 1,072,793                   $ 1,082,968                   $ 1,081,626
 4/30/1996              $ 1,075,475                   $ 1,084,051                   $ 1,082,383
 5/31/1996              $ 1,078,379                   $ 1,086,436                   $ 1,084,548
 6/30/1996              $ 1,084,957                   $ 1,094,367                   $ 1,092,356
 7/31/1996              $ 1,089,839                   $ 1,098,635                   $ 1,096,835
 8/31/1996              $ 1,092,999                   $ 1,102,700                   $ 1,100,674
 9/30/1996              $ 1,102,618                   $ 1,112,734                   $ 1,111,240
10/31/1996              $ 1,114,306                   $ 1,125,308                   $ 1,123,131
11/30/1996              $ 1,123,109                   $ 1,133,635                   $ 1,132,453
12/31/1996              $ 1,123,109                   $ 1,133,862                   $ 1,132,906
 1/31/1997              $ 1,127,489                   $ 1,139,305                   $ 1,138,683
 2/28/1997              $ 1,130,420                   $ 1,142,039                   $ 1,142,555
 3/31/1997              $ 1,129,742                   $ 1,141,125                   $ 1,141,412
 4/30/1997              $ 1,140,136                   $ 1,150,483                   $ 1,150,544
 5/31/1997              $ 1,146,520                   $ 1,158,536                   $ 1,158,252
 6/30/1997              $ 1,155,119                   $ 1,166,530                   $ 1,166,360
 7/31/1997              $ 1,168,172                   $ 1,179,245                   $ 1,179,657
 8/31/1997              $ 1,167,238                   $ 1,180,424                   $ 1,180,482
 9/30/1997              $ 1,176,692                   $ 1,189,396                   $ 1,189,690
10/31/1997              $ 1,183,635                   $ 1,198,197                   $ 1,196,947
11/30/1997              $ 1,184,937                   $ 1,201,193                   $ 1,199,940
12/31/1997              $ 1,191,928                   $ 1,209,241                   $ 1,207,139
 1/31/1998              $ 1,203,609                   $ 1,220,728                   $ 1,217,641
 2/28/1998              $ 1,203,849                   $ 1,221,827                   $ 1,219,346
 3/31/1998              $ 1,207,341                   $ 1,226,470                   $ 1,224,345
 4/30/1998              $ 1,213,015                   $ 1,232,357                   $ 1,230,100
 5/31/1998              $ 1,219,808                   $ 1,238,888                   $ 1,236,742
 6/30/1998              $ 1,226,395                   $ 1,245,207                   $ 1,242,308
 7/31/1998              $ 1,232,036                   $ 1,251,059                   $ 1,247,774
 8/31/1998              $ 1,240,045                   $ 1,266,322                   $ 1,256,259
 9/30/1998              $ 1,257,529                   $ 1,283,418                   $ 1,269,575
10/31/1998              $ 1,255,140                   $ 1,289,706                   $ 1,267,925
11/30/1998              $ 1,254,763                   $ 1,288,417                   $ 1,271,221
12/31/1998              $ 1,258,653                   $ 1,293,313                   $ 1,276,687
 1/31/1999              $ 1,264,821                   $ 1,298,227                   $ 1,283,071
 2/28/1999              $ 1,260,520                   $ 1,292,385                   $ 1,278,837
 3/31/1999              $ 1,269,470                   $ 1,301,173                   $ 1,288,812
 4/30/1999              $ 1,273,278                   $ 1,305,207                   $ 1,293,451
 5/31/1999              $ 1,272,387                   $ 1,304,293                   $ 1,291,770
 6/30/1999              $ 1,273,787                   $ 1,308,076                   $ 1,294,224
 7/31/1999              $ 1,276,716                   $ 1,312,131                   $ 1,295,648
 8/31/1999              $ 1,278,504                   $ 1,315,805                   $ 1,298,239
 9/30/1999              $ 1,287,965                   $ 1,324,358                   $ 1,306,808
10/31/1999              $ 1,292,472                   $ 1,327,933                   $ 1,309,683
11/30/1999              $ 1,294,411                   $ 1,330,456                   $ 1,314,004
12/31/1999              $ 1,297,777                   $ 1,331,654                   $ 1,316,764
 1/31/2000              $ 1,298,296                   $ 1,331,387                   $ 1,317,291
 2/29/2000              $ 1,305,696                   $ 1,340,441                   $ 1,325,853
 3/31/2000              $ 1,312,355                   $ 1,348,484                   $ 1,332,747
 4/30/2000              $ 1,308,156                   $ 1,351,855                   $ 1,333,014
 5/31/2000              $ 1,312,342                   $ 1,356,857                   $ 1,337,680
 6/30/2000              $ 1,327,171                   $ 1,371,646                   $ 1,352,528
 7/31/2000              $ 1,336,727                   $ 1,380,425                   $ 1,360,913
 8/31/2000              $ 1,346,485                   $ 1,390,916                   $ 1,370,848
 9/30/2000              $ 1,360,084                   $ 1,401,765                   $ 1,382,500
10/31/2000              $ 1,364,437                   $ 1,409,335                   $ 1,386,648
11/30/2000              $ 1,379,582                   $ 1,423,005                   $ 1,399,266
12/31/2000              $ 1,395,447                   $ 1,440,508                   $ 1,414,099
 1/31/2001              $ 1,410,518                   $ 1,459,523                   $ 1,434,179
 2/28/2001              $ 1,420,674                   $ 1,469,010                   $ 1,444,218
 3/31/2001              $ 1,432,039                   $ 1,480,909                   $ 1,454,616
 4/30/2001              $ 1,433,471                   $ 1,485,204                   $ 1,458,107
 5/31/2001              $ 1,439,635                   $ 1,493,372                   $ 1,467,148
 6/30/2001              $ 1,444,674                   $ 1,498,748                   $ 1,473,163
 7/31/2001              $ 1,460,421                   $ 1,516,284                   $ 1,491,283
 8/31/2001              $ 1,470,059                   $ 1,525,836                   $ 1,500,976
 9/30/2001              $ 1,489,170                   $ 1,551,318                   $ 1,515,236
10/31/2001              $ 1,504,955                   $ 1,566,831                   $ 1,526,751
11/30/2001              $ 1,498,635                   $ 1,562,444                   $ 1,519,270
12/31/2001              $ 1,496,686                   $ 1,563,381                   $ 1,517,751
 1/31/2002              $ 1,501,775                   $ 1,567,133                   $ 1,522,152
 2/28/2002              $ 1,509,734                   $ 1,574,969                   $ 1,526,567
 3/31/2002              $ 1,500,978                   $ 1,563,629                   $ 1,519,697
 4/30/2002              $ 1,519,440                   $ 1,582,549                   $ 1,531,855
 5/31/2002              $ 1,525,062                   $ 1,588,721                   $ 1,540,433
 6/30/2002              $ 1,532,992                   $ 1,602,861                   $ 1,542,128
 7/31/2002              $ 1,548,476                   $ 1,622,255                   $ 1,546,754
 8/31/2002              $ 1,554,669                   $ 1,628,907                   $ 1,556,499
 9/30/2002              $ 1,566,019                   $ 1,642,101                   $ 1,566,616
10/31/2002              $ 1,571,343                   $ 1,646,206                   $ 1,567,556
11/30/2002              $ 1,567,100                   $ 1,641,597                   $ 1,568,183
12/31/2002              $ 1,577,757                   $ 1,657,356                   $ 1,583,865
 1/31/2003              $ 1,583,910                   $ 1,657,687                   $ 1,586,399
 2/28/2003              $ 1,589,770                   $ 1,665,313                   $ 1,595,917
 3/31/2003              $ 1,591,996                   $ 1,668,643                   $ 1,598,311
 4/30/2003              $ 1,597,250                   $ 1,671,981                   $ 1,605,184
 5/31/2003              $ 1,603,958                   $ 1,678,836                   $ 1,614,333
 6/30/2003              $ 1,606,043                   $ 1,681,522                   $ 1,617,239
 7/31/2003              $ 1,584,683                   $ 1,670,592                   $ 1,603,007
 8/31/2003              $ 1,588,011                   $ 1,671,260                   $ 1,604,450
 9/30/2003              $ 1,605,479                   $ 1,688,140                   $ 1,621,136
10/31/2003              $ 1,594,562                   $ 1,681,219                   $ 1,617,246
11/30/2003              $ 1,593,924                   $ 1,680,882                   $ 1,617,569
12/31/2003              $ 1,601,734                   $ 1,690,800                   $ 1,625,657
 1/31/2004              $ 1,606,059                   $ 1,694,857                   $ 1,630,859
 2/29/2004              $ 1,613,446                   $ 1,703,671                   $ 1,638,361
 3/31/2004              $ 1,619,578                   $ 1,709,293                   $ 1,643,931
 4/30/2004              $ 1,603,544                   $ 1,691,858                   $ 1,629,300
 5/31/2004              $ 1,599,856                   $ 1,689,828                   $ 1,626,042
 6/30/2004              $ 1,600,176                   $ 1,689,997                   $ 1,627,180
 7/31/2004              $ 1,606,736                   $ 1,696,757                   $ 1,633,689
 8/31/2004              $ 1,619,912                   $ 1,709,313                   $ 1,645,288
 9/30/2004              $ 1,620,236                   $ 1,707,945                   $ 1,645,782
10/31/2004              $ 1,626,878                   $ 1,713,752                   $ 1,651,213
11/30/2004              $ 1,621,347                   $ 1,705,355                   $ 1,646,589
12/31/2004              $ 1,623,941                   $ 1,708,936                   $ 1,651,694
 1/31/2005              $ 1,623,454                   $ 1,708,594                   $ 1,651,859
 2/28/2005              $ 1,622,380                   $ 1,705,006                   $ 1,650,207

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 11/30/90.

Returns for the Class A Shares prior to 5/6/96 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class M Shares prior to 7/1/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class M Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Short Term Bond Fund II, Lehman 1-3 Year U.S. Gov't Bond Index, and Lipper Short-Term Investment Grade Debt Funds Index from February 28, 1995 to February 28, 2005. The performance of the Fund assumes reinvestments of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman 1-3 Year U.S. Gov't Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN BOND FUND

PORTFOLIO OF INVESTMENTS                        AS OF FEBRUARY 28, 2005
(Amounts in thousands)

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 121.3%

                  U.S. TREASURY SECURITIES -- 1.7%
                  U.S. Treasury Notes & Bonds,
$        1,720    3.50%, 11/15/06 + @                                           $        1,719
         1,075    3.88%, 05/15/09 + @                                                    1,074
           365    3.38%, 10/15/09 +                                                        356
         7,903    1.62%, 01/15/15                                                        7,852
           350    7.25%, 05/15/16 + @                                                      434
         2,790    5.38%, 02/15/31 + @                                                    3,068
                  ----------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                        14,503
                  (Cost $14,509)
                  ----------------------------------------------------------------------------

                  U.S. GOVERNMENT AGENCY SECURITIES -- 1.3%
         8,090    Federal Home Loan Mortgage
                  Corp., 6.25%, 07/15/32 +                                               9,454
                  Federal National Mortgage
                  Association,
             2    7.00%, 07/15/05 +                                                          2
           985    4.38%, 09/15/12 +                                                        975
           570    7.25%, 05/15/30 +                                                        742
                  ----------------------------------------------------------------------------
                  Total U.S. Government Agency
                  Securities                                                            11,173
                  (Cost $10,318)
                  ----------------------------------------------------------------------------

                  FOREIGN GOVERNMENT SECURITIES -- 8.6%
         3,500    Aries Vermoegensverwaltungs
                  (Russia), 9.60%, 10/25/14, #                                           4,337
                  Federal Republic of Brazil (Brazil),
           705    11.00%, 01/11/12                                                         846
         1,738    3.13%, 04/15/12, FRN                                                   1,680
         1,030    11.00%, 08/17/40 +                                                     1,192
EUR      9,363    Federal Republic of Germany
                  (Germany), 4.75%,
                  07/04/34, Ser. 03                                                     13,614
         4,690    Republic of Colombia (Colombia),
                  9.75%, 04/09/11                                                        5,324
        10,500    Republic of Italy (Italy),
                  4.50%, 01/21/15                                                       10,336
         1,905    Republic of Peru (Peru),
                  8.75%, 11/21/33                                                        2,072
         1,900    Republic of Turkey (Turkey),
                  7.38%, 02/05/25                                                        1,914
                  Republic of Ukraine (Ukraine),
$        1,387    6.88%, 03/04/11, #                                            $        1,460
         3,185    7.65%, 06/11/13, Regulation S                                          3,504
                  Russian Federation (Russia),
         2,720    8.75%, 07/24/05, Regulation S                                          2,774
         8,670    8.75%, 07/24/05, # +                                                   8,843
           760    12.75%, 06/24/28, Regulation S                                         1,296
         5,170    5.00%, 03/31/30,
                  Regulation S, SUB                                                      5,425
                  United Mexican States (Mexico),
           850    7.50%, 01/14/12                                                          955
         1,730    5.88%, 01/15/14, Ser. A, MTN                                           1,767
         1,280    11.50%, 05/15/26                                                       2,010
         2,160    8.30%, 08/15/31, MTN                                                   2,603
                  ----------------------------------------------------------------------------
                  Total Foreign Government
                  Securities                                                            71,952
                  (Cost $65,856)
                  ----------------------------------------------------------------------------

                  CORPORATE NOTES & BONDS -- 35.7%
                  AEROSPACE -- 0.3%
         2,735    General Dynamics Corp., 2.13%,
                  05/15/06 +                                                             2,685

                  AUTOMOTIVE -- 3.6%
         1,765    American Honda Finance Corp.,
                  2.87%, 05/11/07, MTN, FRN, # +                                         1,766
         2,800    DaimlerChrysler N.A. Holding Corp.,
                  3.47%, 05/24/06, MTN, FRN +                                            2,814
         8,370    Ford Motor Credit Co., 7.88%,
                  06/15/10 +                                                             8,935
                  General Motors Acceptance Corp.,
         1,550    3.70%, 05/18/06, MTN, FRN +                                            1,550
         4,790    3.56%, 01/16/07, MTN, FRN +                                            4,753
         2,245    6.75%, 12/01/14 +                                                      2,160
                  General Motors Corp.,
         3,600    7.20%, 01/15/11 +                                                      3,575
         1,410    8.25%, 07/15/23 +                                                      1,386
         2,140    8.38%, 07/15/33 +                                                      2,102
           549    TRW Automotive, Inc., 9.38%,
                  02/15/13 +                                                               620
                  ----------------------------------------------------------------------------
                                                                                        29,661
                  ----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  BANKING -- 6.1%
$        1,040    ABN-Amro North American Holding
                  Preferred Capital Repackage
                  Trust I, 6.52%, to 11/12;
                  thereafter FRN, 12/31/49, # +                                 $        1,142
         2,000    BBVA Bancomer Capital Trust I
                  (Mexico), 10.50%, 02/16/11, # +                                        2,123
         1,750    Cadets Trust, 4.80%, 07/15/13,
                  Ser. 2003-1, # +                                                       1,708
         1,720    Industrial Bank of Korea
                  (South Korea), 4.00%, to 05/09;
                  thereafter FRN, 05/19/14, # +                                          1,665
         3,955    KBC Bank Fund Trust III,
                  9.86%, to 11/09; thereafter
                  FRN, 11/29/49, # +                                                     4,757
         2,100    KeyCorp, 2.89%, 07/23/07,
                  Ser. G, MTN, FRN +                                                     2,101
         1,545    Korea First Bank (South Korea),
                  7.27%, to 03/14; thereafter FRN,
                  03/03/34, # +                                                          1,744
           390    Mizuho Finance Group LTD
                  (Cayman Islands), 5.79%,
                  04/15/14, # +                                                            407
         1,500    Nordea Bank AB (Sweden),
                  8.95%, to 11/09; thereafter
                  FRN, 12/31/49, # +                                                     1,759
           755    Northern Rock PLC
                  (United Kingdom), 5.60%, to 04/14;
                  thereafter FRN, 12/31/49, MTN, # +                                       772
         1,595    Popular North America, Inc.,
                  4.70%, 06/30/09 +                                                      1,602
         5,300    RBS Capital Trust I, 5.51%, to 9/14;
                  thereafter FRN, 12/31/49 +                                             5,411
         1,750    Royal Bank of Scotland Group PLC
                  (United Kingdom), 2.88%,
                  11/24/06, FRN, # +                                                     1,750
         3,665    SunTrust Bank, 2.50%, 11/01/06 +                                       3,582
         1,870    Swedbank (Sweden), 9.00%, to
                  03/10; thereafter FRN, 12/31/49, # +                                   2,206
         1,800    The Chuo Mitsui Trust & Banking
                  Co., LTD (Japan), 5.51% to 4/15;
                  thereafter FRN, 12/31/49, # +                                          1,765
$        4,885    U.S. Bank N.A., 2.85%, 11/15/06                               $        4,807
         2,620    United Overseas Bank LTD
                  (Singapore), 5.38%, to 9/14;
                  thereafter FRN, 09/03/19, #                                            2,644
         2,500    Wachovia Corp., 2.77%,
                  07/20/07, FRN                                                          2,501
         1,500    Wells Fargo & Co., 2.59%,
                  03/23/07, FRN                                                          1,501
         2,800    Westpac Banking Corp.
                  (Australia), 2.93%,
                  05/25/07, FRN, #                                                       2,802
         1,475    Woori Bank (South Korea),
                  5.75%, to 03/09; thereafter FRN,
                  03/13/14, #                                                            1,529
                  ----------------------------------------------------------------------------
                                                                                        50,278
                  ----------------------------------------------------------------------------

                  BROADCASTING/CABLE -- 0.3%
         2,180    Cox Communications, Inc.,
                  4.63%, 06/01/13 +                                                      2,082
           495    Echostar DBS Corp., 6.38%,
                  10/01/11 +                                                               510
                  ----------------------------------------------------------------------------
                                                                                         2,592
                  ----------------------------------------------------------------------------

                  BUSINESS SERVICES -- 0.1%
           490    Iron Mountain, Inc., 6.63%,
                  01/01/16 +                                                               458

                  CHEMICALS -- 0.6%
           490    Huntsman International LLC,
                  9.88%, 03/01/09 +                                                        540

         2,355    ICI Wilmington, Inc., 5.63%,
                  12/01/13 +                                                             2,427
            20    IMC Global, Inc., 10.88%,
                  06/01/08, Ser. B +                                                        23
           810    Lyondell Chemical Co., 10.88%,
                  05/01/09 +                                                               846
            20    Millennium America, Inc., 9.25%,
                  06/15/08 +                                                                22
           775    PolyOne Corp., 10.63%, 05/15/10 +                                        884
                  ----------------------------------------------------------------------------
                                                                                         4,742
                  ----------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  COMPUTER SOFTWARE -- 0.1%
$        1,095    Computer Associates International,
                  Inc., 5.63%, 12/01/14, # +                                    $        1,110

                  CONSTRUCTION -- 0.3%
         1,520    Pulte Homes, Inc., 5.25%,
                  01/15/14 +                                                             1,507
           745    Standard-Pacific Corp., 6.88%,
                  05/15/11 +                                                               792
                  ----------------------------------------------------------------------------
                                                                                         2,299
                  ----------------------------------------------------------------------------

                  CONSTRUCTION MATERIALS -- 0.3%
         2,540    KB Home, 5.75%, 02/01/14 +                                             2,578

                  CONSUMER SERVICES -- 0.0% ^
           355    Service Corp. International,
                  7.70%, 04/15/09 +                                                        382

                  DIVERSIFIED -- 0.2%
         1,260    Hutchison Whampoa International
                  LTD (Hong Kong), 6.25%,
                  01/24/14, # +                                                          1,336

                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.1%
           545    Celestica, Inc. (Canada), 7.88%,
                  07/01/11 +                                                               574

                  ENVIRONMENTAL SERVICES -- 0.2%
         2,205    Allied Waste North America, Inc.,
                  6.13%, 02/15/14 +                                                      2,084

                  FINANCIAL SERVICES -- 10.6%
           940    Aiful Corp. (Japan), 4.45%,
                  02/16/10, # +                                                            925
                  American General Finance Corp.,
         4,195    3.00%, 11/15/06, Ser. H, MTN +                                         4,118
         1,065    4.50%, 11/15/07, Ser. H, MTN +                                         1,072
           600    Arch Western Finance LLC,
                  6.75%, 07/01/13 +                                                        624
         4,790    The Bear Stearns Companies, Inc.,
                  2.82%, 01/16/07, Ser. B, MTN,
                  FRN +                                                                  4,795
$        1,325    Capital One Bank, 8.25%,
                  06/15/05 +                                                    $        1,343
                  Capital One Financial Corp.,
         2,910    8.75%, 02/01/07 +                                                      3,151
           420    5.25%, 02/21/17 +                                                        409
         3,255    Caterpillar Financial Services
                  Corp., 2.96%, 02/26/07, Ser. F,
                  MTN, FRN +                                                             3,258
                  CIT Group, Inc.,
         2,650    2.77%, 04/19/06, MTN, FRN +                                            2,651
         2,500    2.73%, 06/19/06, MTN, FRN +                                            2,504
         2,900    Citigroup, Inc., 2.64%, 03/20/06,
                  FRN +                                                                  2,904
         3,100    Countrywide Home Loans, Inc.,
                  2.96%, 02/17/06, Ser. L, MTN,
                  FRN +                                                                  3,101
         1,810    General Electric Capital Corp.,
                  6.75%, 03/15/32, Ser. A, MTN +                                         2,132
                  Goldman Sachs Group, Inc.,
         1,750    3.05%, 02/21/06, Ser. B, MTN,
                  FRN +                                                                  1,753
         2,125    5.13%, 01/15/15 +                                                      2,127
         2,020    6.35%, 02/15/34 +                                                      2,141
         3,590    Household Finance Corp., 2.92%,
                  02/09/07, MTN, FRN +                                                   3,595
                  HSBC Capital Funding LP
                  (Channel Islands),
         1,980    4.61%, to 06/13; thereafter FRN,
                  12/31/49, # +                                                          1,911
         2,665    9.55%, to 06/10; thereafter FRN,
                  12/31/49, # + (i)                                                      3,265
         1,865    ING Capital Funding Trust III,
                  8.44%, to 12/10; thereafter FRN,
                  12/31/49 +                                                             2,207
         2,000    John Deere Capital Corp., 2.57%,
                  03/16/06, Ser. D, MTN, FRN +                                           2,001
         1,570    Mantis Reef LTD (Australia),
                  4.80%, 11/03/09, # +                                                   1,555
                  Merrill Lynch & Co., Inc.,
         1,750    2.87%, 06/13/05, Ser. B, MTN,
                  FRN +                                                                  1,751
         1,900    3.02%, 02/06/09, Ser. C, MTN,
                  FRN +                                                                  1,905

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  FINANCIAL SERVICES -- CONTINUED
$        1,815    Mizuho JGB Investment LLC,
                  9.87%, to 06/08; thereafter FRN,
                  12/31/49, # +                                                 $        2,093
         2,185    Mizuho Preferred Capital Co.,
                  LLC, 8.79%, to 06/08; thereafter
                  FRN, 12/31/49, # +                                                     2,446
                  Morgan Stanley,
         4,810    2.76%, 01/12/07, FRN +                                                 4,818
         1,000    2.90%, 11/09/07, FRN +                                                 1,000
                  OMX Timber Finance Investments LLC
         1,480    5.42%, 01/29/20, Ser. 1, # +                                           1,460
         2,195    5.54%, 01/29/20, Ser. 2, # +                                           2,166
                  Pricoa Global Funding I,
         4,225    2.70%, 12/22/06, FRN, # +                                              4,235
         2,595    3.90%, 12/15/08, # +                                                   2,556
         1,680    Prudential Holdings LLC, 8.70%,
                  12/18/23, # +                                                          2,144
                  SLM Corp.,
         4,000    5.63%, 04/10/07, Ser. A, MTN                                           4,120
         1,900    2.82%, 01/25/08, Ser. A, MTN,
                  FRN +                                                                  1,898
         1,428    Targeted Return Index (TRAINS),
                  8.21%, 08/01/15,
                  Ser. HY-2004-1, # +                                                    1,537
         1,120    UFJ Finance AEC (Aruba), 6.75%,
                  07/15/13                                                               1,242
                  ----------------------------------------------------------------------------
                                                                                        88,913
                  ----------------------------------------------------------------------------

                  FOOD/BEVERAGE PRODUCTS -- 0.5%
         3,100    Delhaize America, Inc., 9.00%,
                  04/15/31 +                                                             4,098

                  HEALTH CARE/HEALTH CARE SERVICES -- 0.5%
           615    Fresenius Medical Care Capital
                  Trust II, 7.88%, 02/01/08 +                                              660
         3,205    HCA, Inc., 5.25%, 11/06/08 +                                           3,217
         2,000    Mariner Health Group, Inc.,
                  9.50%, 04/01/06, Ser. B + (d) (f) *                                        0^^
           245    Medex, Inc., 8.88%, 05/15/13 +                                           281
                  ----------------------------------------------------------------------------
                                                                                         4,158
                  ----------------------------------------------------------------------------

                  HOTELS/OTHER LODGING -- 0.1%
$          420    ITT Corp., 7.38%, 11/15/15 +                                  $          481

                  INSURANCE -- 1.5%
         1,515    Arch Capital Group LTD (Bermuda),
                  7.35%, 05/01/34 +                                                      1,707
         2,320    Aspen Insurance Holdings LTD
                  (Bermuda), 6.00%, 08/15/14, # +                                        2,326
           275    AXA (France), 8.60%, 12/15/30 +                                          370
         1,160    CNA Financial Corp., 5.85%,
                  12/15/14 +                                                             1,178
         1,040    Liberty Mutual Group, 7.00%,
                  03/15/34, # +                                                          1,110
         2,220    North Front Pass-Through Trust,
                  5.81%, to 12/14; thereafter FRN,
                  12/15/24, FRN, # +                                                     2,237
           845    Odyssey Re Holdings Corp.,
                  7.65%, 11/01/13 +                                                        942
         1,250    Protective Life Secured Trust,
                  2.72%, 01/14/08, MTN, FRN +                                            1,249
         1,700    Stingray Pass-Through Trust
                  (Cayman Islands), 5.90%,
                  01/12/15, MTN, # +                                                     1,703
                  ----------------------------------------------------------------------------
                                                                                        12,822
                  ----------------------------------------------------------------------------

                  METALS/MINING -- 0.3%
         1,465    Noranda, Inc., (Canada) (Yankee),
                  6.00%, 10/15/15 +                                                      1,528
           620    Peabody Energy Corp., 6.88%,
                  03/15/13, Ser. B +                                                       671
                  ----------------------------------------------------------------------------
                                                                                         2,199
                  ----------------------------------------------------------------------------

                  MULTI-MEDIA -- 0.9%
         1,420    Clear Channel Communications,
                  Inc., 5.50%, 09/15/14 +                                                1,402
           420    Comcast Corp., 7.05%, 03/15/33 +                                         489
           600    MediaNews Group, Inc., 6.88%,
                  10/01/13 +                                                               611
           720    News America Holdings, Inc.,
                  7.75%, 12/01/45 +                                                        884
           930    Time Warner Entertainment Co.,
                  LP, 8.38%, 03/15/23 +                                                  1,172

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  MULTI-MEDIA -- CONTINUED
                  Time Warner, Inc.,
$          625    9.15%, 02/01/23 +                                             $          841
         2,040    7.63%, 04/15/31 +                                                      2,487
                  ----------------------------------------------------------------------------
                                                                                         7,886
                  ----------------------------------------------------------------------------

                  OFFICE/BUSINESS EQUIPMENT -- 0.0% ^
           325    Xerox Corp., 7.63%, 06/15/13                                             352

                  OIL & GAS -- 1.0%
         2,660    BP Capital Markets PLC (United
                  Kingdom), 2.75%, 12/29/06 +                                            2,612
         1,155    Enterprise Products Operating LP,
                  6.65%, 10/15/34, # +                                                   1,248
         1,205    Kerr-McGee Corp., 6.95%,
                  07/01/24 +                                                             1,336
         1,950    Pioneer Natural Resources Co.,
                  5.88%, 07/15/16 +                                                      2,033
         1,095    Valero Energy Corp., 7.50%,
                  04/15/32                                                               1,353
                  ----------------------------------------------------------------------------
                                                                                         8,582
                  ----------------------------------------------------------------------------

                  PACKAGING -- 0.3%
           565    Crown European Holdings SA
                  (France), 9.50%, 03/01/11 +                                              636
                  Owens-Brockway Glass Container, Inc.,
         1,045    8.88%, 02/15/09 +                                                      1,128
           460    7.75%, 05/15/11 +                                                        497
                  ----------------------------------------------------------------------------
                                                                                         2,261
                  ----------------------------------------------------------------------------

                  PAPER/FOREST PRODUCTS -- 0.0% ^
            95    Abitibi-Consolidated, Inc. (Canada)
                  (Yankee), 6.00%, 06/20/13 +                                               89
           260    Georgia Pacific Corp., 7.70%,
                  06/15/15 +                                                               302
                  ----------------------------------------------------------------------------
                                                                                           391
                  ----------------------------------------------------------------------------

                  PHARMACEUTICALS -- 0.1%
           550    Wyeth, 6.45%, 02/01/24                                                   603

                  PIPELINES -- 0.6%
                  Kinder Morgan Energy Partners LP,
         1,245    7.40%, 03/15/31 +                                                      1,492
$          575    7.75%, 03/15/32 +                                             $          717
           490    7.30%, 08/15/33 +                                                        585
         1,840    Magellan Midstream Partners LP,
                  5.65%, 10/15/16 +                                                      1,865
           245    Transcontinental Gas Pipeline
                  Corp., 8.88%, 07/15/12, Ser. B +                                         300
           245    Williams Companies, Inc., 8.13%,
                  03/15/12                                                                 285
                  ----------------------------------------------------------------------------
                                                                                         5,244
                  ----------------------------------------------------------------------------

                  REAL ESTATE -- 0.5%
         3,500    Socgen Real Estate Co., LLC,
                  7.64%, to 09/07; thereafter FRN,
                  12/31/49, # +                                                          3,774
           535    Westfield Capital Corp., LTD
                  (Australia), 5.13%, 11/15/14, #                                          532
                  ----------------------------------------------------------------------------
                                                                                         4,306
                  ----------------------------------------------------------------------------

                  REAL ESTATE INVESTMENT TRUST -- 0.5%
         1,400    Hospitality Properties Trust,
                  5.13%, 02/15/15 +                                                      1,375
                  iStar Financial, Inc.,
         1,535    6.00%, 12/15/10 +                                                      1,597
         1,620    5.15%, 03/01/12 +                                                      1,611
                  ----------------------------------------------------------------------------
                                                                                         4,583
                  ----------------------------------------------------------------------------

                  RETAILING -- 0.4%
         3,245    Safeway, Inc., 4.13%, 11/01/08 +                                       3,198

                  SEMI-CONDUCTORS -- 0.0% ^
           340    Freescale Semiconductor, Inc.,
                  7.13%, 07/15/14 +                                                        371

                  TELECOMMUNICATIONS -- 3.0%
         1,325    America Movil SA de CV (Mexico),
                  6.38%, 03/01/35 +                                                      1,291
         2,125    BellSouth Corp., 6.00%, 11/15/34 +                                     2,173
                  Deutsche Telekom International
                  Finance BV (The Netherlands),
           910    5.25%, 07/22/13 +                                                        930
           855    8.75%, 06/15/30 +                                                      1,152

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  TELECOMMUNICATIONS -- CONTINUED

$          495    Nextel Communications, Inc.,
                  7.38%, 08/01/15 +                                             $          542
           805    Qwest Corp., 9.13%, 03/15/12, # +                                        932
         2,700    Rogers Wireless Communications,
                  Inc. (Canada), 6.38%, 03/01/14 +                                       2,771
                  Sprint Capital Corp.,
         2,190    6.00%, 01/15/07 +                                                      2,263
         1,460    8.75%, 03/15/32 +                                                      1,960
         3,370    TCI Communications, Inc., 8.75%,
                  08/01/15 +                                                             4,283
                  Telecom Italia Capital SA
                  (Luxembourg),
         1,370    4.00%, 11/15/08 +                                                      1,347
         2,365    4.00%, 01/15/10, # +                                                   2,293
         1,230    Verizon Global Funding Corp.,
                  7.38%, 09/01/12                                                        1,422
         1,405    Verizon New York, Inc., 7.38%,
                  04/01/32, Ser. B                                                       1,623
                  ----------------------------------------------------------------------------
                                                                                        24,982
                  ----------------------------------------------------------------------------

                  TRANSPORTATION -- 0.5%
         4,000    CSX Corp., 3.05%, 08/03/06,
                  FRN +                                                                  4,002

                  UTILITIES -- 2.2%
         1,725    Alabama Power Co., 2.80%,
                  12/01/06, Ser. Y +                                                     1,693
         1,395    Arizona Public Service Co.,
                  4.65%, 05/15/15 +                                                      1,352
                  Dominion Resources, Inc.,
         1,220    5.00%, 03/15/13 +                                                      1,223
         1,740    7.20%, 09/15/14, Ser. A +                                              2,003
         1,990    Nisource Finance Corp., 6.15%,
                  03/01/13 +                                                             2,131
         1,235    Pacific Gas & Electric Co., 3.26%,
                  04/03/06, FRN +                                                        1,236
                  Pepco Holdings, Inc.,
         1,430    6.45%, 08/15/12 +                                                      1,566
           435    7.45%, 08/15/32 +                                                        527
                  Progress Energy, Inc.,
         3,120    6.85%, 04/15/12 +                                                      3,470
           785    7.00%, 10/30/31 +                                                        891
                  PSEG Power LLC,
$          649    5.50%, 12/01/15 +                                             $          662
           870    8.63%, 04/15/31 +                                                      1,180
           775    Reliant Resources, Inc., 9.50%,
                  07/15/13 +                                                               872
                  ----------------------------------------------------------------------------
                                                                                        18,806
                  ----------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                        299,017
                  (Cost $297,862)
                  ----------------------------------------------------------------------------

                  RESIDENTIAL MORTGAGE BACKED
                  SECURITIES -- 45.7%
                  COLLATERALIZED MORTGAGE
                  OBLIGATIONS -- 20.1%
        20,820    ABN Amro Mortgage Corp.,
                  4.75%, 04/25/33, Ser. 2003-5,
                  Class A11 +                                                           20,774
         6,115    Countrywide Alternative Loan Trust,
                  6.00%, 01/25/35, Ser. 2004-28CB,
                  Class 3A1 +                                                            6,265
        16,314    Countrywide Home Loan
                  Mortgage Pass Through Trust,
                  5.50%, 08/25/33, Ser. 2004-28R,
                  Class A1 +                                                            16,314
        15,115    Countrywide Home Loans, 6.25%,
                  10/25/32, Ser. 2002-22,
                  Class A20 +                                                           15,384
         7,970    CS First Boston Mortgage
                  Securities Corp., 6.00%,
                  09/25/34, Ser. 2004-5, Class 1A8 +                                     8,040
                  Federal Home Loan Mortgage Corp.,
         5,562    4.50%, 02/15/11, Ser. 2760,
                  Class GI, IO +                                                           288
         5,940    5.00%, 04/15/17, Ser. 2857,
                  Class NI, IO +                                                           431
        11,248    4.56%, 10/15/18, Ser. 2779,
                  Class SM, IO, FRN +                                                      972
        38,933    4.61%, 01/15/21, Ser. 2861,
                  Class GS, IO, FRN +                                                    2,093
         7,895    5.00%, 04/15/22, Ser. 2751,
                  Class AI, IO +                                                           707
         6,431    5.00%, 10/15/23, Ser. 2781,
                  Class PI, IO +                                                           601

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  COLLATERALIZED MORTGAGE
                  OBLIGATIONS -- CONTINUED
$        7,344    5.00%, 06/15/24, Ser. 2891,
                  Class LI, IO +                                                $          805
        34,100    4.46%, 02/15/34, Ser. 2813,
                  Class SB, IO, FRN +                                                    2,883
         3,721    5.00%, 02/15/34, Ser. 2743,
                  Class OZ +                                                             3,721
         3,454    5.00%, 12/01/34, Ser. 227,
                  Class IO, IO +                                                           893
                  Federal National Mortgage
                  Association,
         2,500    4.50%, 09/25/22, Ser. 2003-18,
                  Class DB +                                                             2,505
         1,470    4.50%, 11/25/22, Ser. 2003-19,
                  Class JP +                                                             1,471
         8,908    5.00%, 11/25/30, Ser. 2004-87,
                  Class JI, IO +                                                         1,146
        13,249    4.45%, 10/25/31, Ser. 2004-61,
                  Class TS, IO, FRN +                                                      886
        21,154    5.00%, 01/01/34, Ser. 347,
                  Class 2, IO +                                                          5,150
        67,257    5.00%, 07/25/34, Ser. 353,
                  Class 2, IO +                                                         17,067
         9,737    5.50%, 11/01/34, Ser. 354,
                  Class 2, IO +                                                          2,299
                  Government National Mortgage
                  Association,
         2,931    5.50%, 04/20/25, Ser. 2004-46,
                  Class IH, IO +                                                           207
         4,465    5.50%, 01/20/27, Ser. 2004-39,
                  Class IM, IO +                                                           383
         7,007    5.50%, 10/20/27, Ser. 2004-44,
                  Class PK, IO +                                                           747
         3,000    Granite Mortgages PLC (United
                  Kingdom), 2.61%, 09/20/44,
                  Ser. 2004-3, Class 1A3, FRN +                                          3,001
         8,415    GSMPS Mortgage Loan Trust,
                  2.94%, 01/25/35, Ser. 2005-RP1,
                  Class 1AF, FRN, # +                                                    8,408
         1,393    Impac CMB Trust, 2.97%,
                  03/25/35, Ser. 2004-10,
                  Class 2A, FRN +                                                        1,392
$        4,847    Impac Secured Assets Corp.,
                  3.05%, 12/25/34, Ser. 2004-3,
                  Class 1A4, FRN +                                              $        4,849
         5,632    Indymac Index Mortgage Loan
                  Trust, 3.09%, 09/25/34,
                  Ser. 2004-AR7, Class A1, FRN +                                         5,632
         2,325    Medallion Trust (Australia),
                  3.00%, 05/25/35, Ser. 2004-1G,
                  Class A1, FRN +                                                        2,327
         2,500    Permanent Financing PLC (United
                  Kingdom), 2.53%, 03/10/09,
                  Ser. 4, Class 2A, FRN +                                                2,501
                  RESI Finance LP (Cayman Islands),
         3,892    4.14%, 07/10/35, Ser. 2003-B,
                  Class B3, FRN, # +                                                     3,962
         6,659    3.99%, 09/10/35, Ser. 2003-C,
                  Class B3, FRN, # +                                                     6,775
         1,275    4.19%, 09/10/35, Ser. 2003-C,
                  Class B4, FRN, # +                                                     1,297
         6,334    3.89%, 12/10/35, Ser. 2003-D,
                  Class B3, FRN, # +                                                     6,358
         2,071    4.09%, 12/10/35, Ser. 2003-D,
                  Class B4, FRN, # +                                                     2,079
         2,369    RMAC (United Kingdom), 2.58%,
                  12/12/20, Ser. 2004-NS1A,
                  Class A1B, FRN, # +                                                    2,369
           879    SACO I, Inc., 7.00%, 08/25/36,
                  Ser. 1997-2, Class 1A5, # +                                              880
                  Washington Mutual, Inc.,
         1,032    5.75%, 01/25/33, Ser. 2002-S8,
                  Class 1A1                                                              1,031
         2,812    2.98%, 01/25/45, Ser. 2005-AR2,
                  Class 2A21, FRN                                                        2,815
                  ----------------------------------------------------------------------------
                                                                                       167,708
                  ----------------------------------------------------------------------------

                  MORTGAGE BACKED PASS-THROUGH
                  SECURITIES -- 25.6%
        31,585    Federal Home Loan Mortgage
                  Corp., 5.00%, 03/15/35, TBA                                           31,161

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  MORTGAGE BACKED PASS-THROUGH
                  SECURITIES -- CONTINUED
                  Federal National Mortgage
                  Association,
$        8,300    6.00%, 03/25/34, TBA                                          $        8,513
        37,800    5.00%, 04/25/34, TBA                                                  37,162
           737    6.00%, 01/01/35, Pool 808949 +                                           756
       113,000    5.00%, 03/25/35, TBA                                                 111,340
        25,000    Government National Mortgage
                  Association, 5.50%, 03/15/35, TBA                                     25,391
                  ----------------------------------------------------------------------------
                                                                                       214,323
                  ----------------------------------------------------------------------------
                  Total Residential Mortgage
                  Backed Securities                                                    382,031
                  (Cost $383,025)
                  ----------------------------------------------------------------------------

                  COMMERCIAL MORTGAGE BACKED
                  SECURITIES -- 2.2%
         2,500    Calwest Industrial Trust, 2.97%,
                  02/15/12, Ser. 2002-CALW,
                  Class AFL, FRN, # +                                                    2,506
         4,000    GS Mortgage Securities Corp. II,
                  6.73%, 02/10/16, Ser. 2001-LIBA,
                  Class E, # + (i)                                                       4,333
        11,400    Wachovia Bank Commercial
                  Mortgage Trust, 3.96%, 12/15/35,
                  Ser. 2003-C9, Class A2                                                11,251
                  ----------------------------------------------------------------------------
                  Total Commercial Mortgage
                  Backed Securities                                                     18,090
                  (Cost $17,853)
                  ----------------------------------------------------------------------------

                  ASSET BACKED SECURITIES -- 23.7%
         7,829    American Express Credit Account
                  Master Trust, 3.09%, 02/15/12,
                  Ser. 2004-C, Class C, FRN, # +                                         7,853
                  AmeriCredit Automobile
                  Receivables Trust,
         2,065    2.75%, 10/06/07, Ser. 2003-CF,
                  Class A3 +                                                             2,059
         5,175    2.81%, 12/06/07, Ser. 2003-DM,
                  Class A3B, FRN +                                                       5,182
           980    2.98%, 07/06/09, Ser. 2004-DF,
                  Class A3 +                                                               963
         3,300    3.48%, 05/06/10, Ser. 2003-CF,
                  Class A4 +                                                             3,282
$        2,790    2.84%, 08/06/10, Ser. 2003-DM,
                  Class A4 +                                                    $        2,744
         4,595    Capital Auto Receivables Asset
                  Trust, 1.96%, 01/15/09,
                  Ser. 2003-2, Class A4A +                                               4,453
                  Capital One Auto Finance Trust,
         1,140    3.18%, 09/15/10, Ser. 2003-B,
                  Class A4 +                                                             1,120
         3,250    2.69%, 03/15/11, Ser. 2004-A,
                  Class A4, FRN +                                                        3,255
                  Capital One Master Trust,
         3,930    3.39%, 08/15/08, Ser. 2000-4,
                  Class C, FRN, # +                                                      3,943
         6,480    4.60%, 08/17/09, Ser. 2001-8A,
                  Class A +                                                              6,554
                  Capital One Multi-Asset Execution Trust,
         9,580    3.84%, 12/15/10, Ser. 2003-A,
                  FRN, +                                                                 9,884
         7,340    3.65%, 07/15/11, Ser. 2003-A4,
                  Class A4 +                                                             7,209
                  CARSS Finance LP (Cayman Islands),
           726    2.87%, 01/15/11, Ser. 2004-A,
                  Class B1, FRN, # +                                                       726
         1,209    3.54%, 01/15/11, Ser. 2004-A,
                  Class B2, FRN, # +                                                     1,215
         4,660    Citibank Credit Card Issuance
                  Trust, 3.51%, 03/20/08,
                  Ser. 2003-C2, Class C2, FRN +                                          4,694
                  Citigroup Mortgage Loan Trust, Inc.,
         2,989    3.03%, 12/25/33, Ser. 2003-HE3,
                  Class A, FRN +                                                         3,001
         3,230    2.80%, 02/25/35, Ser. 2005-OPT1,
                  Class A1B, FRN +                                                       3,230
                  Countrywide Asset-Backed Certificates,
         1,975    3.61%, 04/25/30, Ser. 2003-5,
                  Class AF3 +                                                            1,968
         1,785    5.41%, 01/25/34, Ser. 2003-5,
                  Class MF1 +                                                            1,802
         5,950    2.88%, 02/15/34, Ser. 2004-I,
                  Class A, FRN +                                                         5,968
         2,759    2.70%, 02/15/34, Ser. 2004-K,
                  Class A2, FRN +                                                        2,764

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  ASSET BACKED SECURITIES -- CONTINUED
$        1,320    3.15%, 03/25/34, Ser. 2004-1,
                  Class M1, FRN +                                               $        1,328
         1,080    3.20%, 03/25/34, Ser. 2004-1,
                  Class M2, FRN +                                                        1,084
         1,072    2.88%, 04/25/34, Ser. 2004-BC1,
                  Class A1, FRN +                                                        1,072
         1,584    2.93%, 04/25/34, Ser. 2004-1,
                  Class 3A, FRN +                                                        1,586
         1,385    Daimler Chrysler Auto Trust,
                  2.88%, 10/08/09, Ser. 2003-A,
                  Class A4 +                                                             1,368
         2,350    Discover Card Master Trust I,
                  2.61%, 05/15/10, Ser. 2004-2,
                  Class A1, FRN +                                                        2,350
         1,000    GMAC Mortgage Corp. Loan Trust,
                  2.75%, 06/25/34,
                  Ser. 2004-HE1, Class A2, FRN +                                         1,001
         3,325    Gracechurch Card Funding PLC
                  (United Kingdom), 2.61%,
                  11/16/09, Ser. 7, Class A, FRN +                                       3,326
         2,240    GSAMP Trust, 2.99%, 11/25/34,
                  Ser. 2004-OPT, Class A1, FRN +                                         2,245
         8,155    Honda Auto Receivables Owner
                  Trust, 2.48%, 07/18/08,
                  Ser. 2003-1, Class A4 +                                                8,064
           951    Household Automotive Trust,
                  4.37%, 12/17/08, Ser. 2001-3,
                  Class A4 +                                                               955
         1,493    Household Mortgage Loan Trust,
                  2.95%, 01/20/34, Ser. 2004-HC1,
                  Class A, FRN +                                                         1,496
                  Long Beach Mortgage Loan Trust,
         3,069    2.97%, 07/25/33, Ser. 2003-3,
                  Class A, FRN +                                                         3,075
         2,000    3.33%, 08/25/33, Ser. 2003-4,
                  Class M1, FRN +                                                        2,015
         3,996    2.95%, 02/25/34, Ser. 2004-1,
                  Class A3, FRN +                                                        4,003
         2,030    3.15%, 02/25/34, Ser. 2004-1,
                  Class M1, FRN +                                                        2,042
         1,360    3.20%, 02/25/34, Ser. 2004-1,
                  Class M2, FRN +                                                        1,366
$        1,500    2.91%, 07/25/34, Ser. 2004-3,
                  Class A3, FRN +                                               $        1,500
         1,500    3.22%, 07/25/34, Ser. 2004-3,
                  Class M1, FRN +                                                        1,505
         1,905    M&I Auto Loan Trust, 2.97%,
                  04/20/09, Ser. 2003-1, Class A4 +                                      1,870
         2,000    MASTR Asset Backed Securities
                  Trust, 2.88%, 12/25/34,
                  Ser. 2005-NC1, Class A4, FRN +                                         2,001
         3,000    MBNA Credit Card Master Note
                  Trust, 3.74%, 12/15/13,
                  Ser. 2001-C2, Class C2, FRN, # +                                       3,077
         3,285    Morgan Stanley Auto Loan Trust,
                  2.17%, 04/15/11, Ser. 2003-HB1,
                  Class A2 +                                                             3,205
                  New Century Home Equity Loan Trust,
         1,350    3.04%, 03/25/35, Ser. 2005-1,
                  Class M1, FRN +                                                        1,350
         1,215    4.59%, 03/25/35, Ser. 2005-1,
                  Class A2B, FRN +                                                       1,215
                  Onyx Acceptance Grantor Trust,
         3,130    2.66%, 05/17/10, Ser. 2003-C,
                  Class A4 +                                                             3,063
         4,350    3.85%, 09/15/11, Ser. 2005-A,
                  Class A4 +                                                             4,307
                  Option One Mortgage Loan Trust,
         1,846    3.07%, 02/25/33, Ser. 2003-1,
                  Class A2, FRN +                                                        1,852
         1,531    2.97%, 07/01/33, Ser. 2003-5,
                  Class A2, FRN +                                                        1,534
         5,998    PP&L Transition Bond Co., LLC,
                  7.15%, 06/25/09, Ser. 1999-1,
                  Class A8 +                                                             6,518
                  Residential Asset Securities Corp.,
         1,213    2.90%, 07/25/32, Ser. 2002-KS4,
                  Class AIIB, FRN +                                                      1,214
         3,413    2.94%, 07/25/33, Ser. 2003-KS5,
                  Class AIIB, FRN +                                                      3,419
         2,475    2.97%, 11/25/33, Ser. 2003-KS9,
                  Class A2B, FRN +                                                       2,481
         1,500    2.87%, 05/25/34, Ser. 2005-KS2,
                  Class AI2, FRN +                                                       1,500

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  ASSET BACKED SECURITIES -- CONTINUED
                  SLM Student Loan Trust,
$        8,410    2.54%, 12/15/12, Ser. 2003-12,
                  Class A2, FRN +                                               $        8,416
         4,975    2.99%, 12/15/22, Ser. 2003-11,
                  Class A5, # +                                                          4,894
         2,580    Triad Auto Receivables Owner
                  Trust, 3.20%, 12/13/10,
                  Ser. 2003-B, Class A4 +                                                2,534
         7,000    Volkswagen Auto Loan Enhanced
                  Trust, 1.93%, 01/20/10,
                  Ser. 2003-1, Class A4                                                  6,791
                  Wachovia Asset Securitization, Inc.,
         2,691    3.08%, 12/25/32, Ser. 2002-HE2,
                  Class A, FRN                                                           2,704
         4,010    2.91%, 07/25/33, Ser. 2003-HE2,
                  Class AII1, FRN                                                        4,020
         2,189    2.90%, 11/25/33, Ser. 2003-HE3,
                  Class A, FRN                                                           2,191
         2,455    WFS Financial Owner Trust,
                  3.15%, 05/20/11, Ser. 2003-4,
                  Class A4                                                               2,428
                  ----------------------------------------------------------------------------
                  Total Asset Backed Securities                                        197,834
                  (Cost $198,944)
                  ----------------------------------------------------------------------------

                  PRIVATE PLACEMENTS -- 2.4%
                  CO-OP APARTMENTS -- 2.4%
         4,158    180 East End Ave. Note, Secured
                  by First Mortgage and Agreement
                  on Co-op Apartment Building in
                  New York City, 6.88%,
                  12/28/28, # + (f) (i)                                                  4,646
           734    200 East 57th St. Note, Secured
                  by Second Mortgage and
                  Agreement on Co-op Apartment
                  Building in New York City, 6.72%,
                  01/01/13, # (f) (i)                                                      783
        10,599    200 East 57th St. Note, Secured
                  by First Mortgage and Agreement
                  on Co-op Apartment Building in
                  New York City, 6.50%,
                  01/01/14, # + (f) (i)                                                 11,358
$        3,053    81 Irving Place Note, Secured by
                  First Mortgage and Agreement on
                  Co-op Apartment Building in
                  New York City, 6.95%,
                  01/01/29, # (f) (i)                                           $        3,418
                  ----------------------------------------------------------------------------
                  Total Private Placements                                              20,205
                  (Cost $18,544)
                  ----------------------------------------------------------------------------
                  Total Long-Term Investments                                        1,014,805
                  (Cost $1,006,911)
                  ----------------------------------------------------------------------------

UNITS
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.9%

                  OPTIONS -- 0.2%
             0^^  Call Option on 10 Year Treasury
                  Note, strike price of 110.00,
                  expiring 03/24/05                                                        184
             0^^  Call Option on Treasury Bonds,
                  strike price of 114.00,
                  expiring 03/24/05                                                         19
             0^^  Call Option on 10 Year Treasury
                  Note, strike price of 114.00,
                  expiring 05/20/05                                                         17
         9,400    Call Option on Interest Rate Swap,
                  expiring on 05/10/05. If exercised
                  the Fund pays floating 3 month
                  LIBOR and receives fixed 4.21%,
                  expiring 05/12/15, European Style                                          7
             0^^  Put Option on 10 Year Treasury
                  Note, strike price of 109.00,
                  expiring 05/20/05                                                         60
             0^^  Put Option on 5 Year Treasury
                  Note, strike price of 108.50,
                  expiring 05/20/05                                                        238
             0^^  Put Option on 5 Year Treasury
                  Note, strike price of 108.50,
                  expiring 03/24/05                                                        285
             0^^  Put Option on 10 Year Treasury
                  Note, strike price of 108.00,
                  expiring 05/20/05                                                         64
             0^^  Put Option on Treasury Bonds,
                  strike price of 112.00, expiring
                  03/24/05                                                                  35

                                              SEE NOTES TO FINANCIAL STATEMENTS.

UNITS             ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

                  OPTIONS -- CONTINUED
             0^^  Put Option on Treasury Bonds,
                  strike price of 112.00, expiring
                  05/20/05                                                      $           62
             0^^  Put Option on Eurodollar Future,
                  strike price of 96.63, expiring
                  04/15/05                                                                 107
        50,000    Put Option on FNMA, 30 Year Fixed,
                  5.50%, TBA, strike price
                  100.44, expiring 05/05/05,
                  European Style                                                             0
        60,000    Put Option on FNMA, 30 Year Fixed,
                  6.00%, TBA, strike price of 100.78,
                  expiring 05/05/05, European Style                                        421
        60,000    Put Option on Interest Rate Swap,
                  expiring 04/28/05. If exercised
                  the Fund pays 4.89% and receives
                  floating 3 month LIBOR,
                  expiring 05/03/10, European Style                                          0
        23,700    Put Option on Interest Rate Swap,
                  expiring on 06/06/05. If exercised
                  the Fund pays fixed 4.35% and
                  receives floating 3 month LIBOR,
                  expiring 06/08/10, European Style                                        296
                  ----------------------------------------------------------------------------
                  Total Options                                                          1,795
                  (Cost $1,726)
                  ----------------------------------------------------------------------------

                  COMMERCIAL PAPER -- 2.0%
                  ASSET BACKED SECURITIES -- 2.0%
$        6,000    Compass Securitization LLC,
                  2.53%, 03/16/05 +                                             $        5,993
        10,500    Scaldis Capital LLC, 2.43%,
                  03/15/05 +                                                            10,489
                  ----------------------------------------------------------------------------
                  Total Commercial Paper                                                16,482
                  (Cost $16,484)
                  ----------------------------------------------------------------------------

SHARES
----------------------------------------------------------------------------------------------
                  MONEY MARKET FUND -- 3.7%
        31,127    JPMorgan Prime Money Market
                  Fund (a) +                                                            31,127
                  (Cost $31,127)
                  ----------------------------------------------------------------------------
                  Total Short-Term Investments                                          49,404
                  (Cost $49,337)
                  ----------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 127.2%                                   $    1,064,209
                  (COST $1,056,248)
                  LIABILITIES IN EXCESS OF OTHER
                  ASSETS -- (27.2)%                                                   (227,924)
                  ----------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                          $      836,285
                  ----------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

-------------------------------------------------------------------------------------------------------------------
                                                                                     NOTIONAL            UNREALIZED
NUMBER OF                                                                            VALUE AT          APPRECIATION
CONTRACTS  DESCRIPTION                                         EXPIRATION DATE  2/28/05 (USD)  (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING
285        Treasury Bonds                                          March, 2005  $      32,232           $       38
221        30 Day Federal Funds                                    April, 2005         89,535                  (27)
267        30 Day Federal Funds                                     June, 2005        107,849                  (78)
49         Treasury Bonds                                           June, 2005          5,505                  (41)
242        2 Year Treasury Notes                                    June, 2005         50,189                  (88)
133        5 Year Treasury Notes                                    June, 2005         14,308                   (3)
963        10 Year Treasury Notes                                   June, 2005        105,810                 (612)

           SHORT FUTURES OUTSTANDING
(189)      Euro-BUND                                               March, 2005        (29,639)                  65
(171)      Eurodollar                                           December, 2006        (40,871)                 237

SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                           NET UNREALIZED
                                    SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
        CONTRACTS TO SELL                 DATE        VALUE (USD)    2/28/05 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------
 10,468                   EUR          3/22/05           $ 13,651         $ 13,866                $ (215)
---------------------------------------------------------------------------------------------------------

OPTIONS

UNITS          CALL OPTIONS WRITTEN                                                                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------
    (4,700)    Call Option on Interest Rate Swap, expiring 05/10/05. If exercised the Fund pays 4.46%
               and receives floating 3 Month LIBOR, expiring 05/12/15, European Style.                              $     (13)
        (1)    Call Option on 10 Year Treasury Notes, strike price of 111.00, expiring 03/24/05.                         (147)
    (3,750)    Call Option on Credit default contract, expiring 03/21/05. If exercised the Fund pays quarterly payment of 53.75 (215 per annum) BPS times notional amount of General Motors Acceptance Corp.,
               6.875%, 08/28/12. Upon a defined credit event, Fund receives notional amount and delivers a defined
               deliverable obligation, expiring 03/20/10, European Style.                                                  (5)
        (-)^^  Call Option on 10 Year Treasury Notes, strike price of 111.00, expiring 08/26/05.                         (237)
        (-)^^  Call Option on Treasury Bonds, strike price of 115.00, expiring 03/24/05.                                  (19)
               Total Call Options Written                                                                           $    (421)

               PUT OPTIONS WRITTEN
------------------------------------------------------------------------------------------------------------------------------
  (120,000)    Put Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price at 99.78, expiring 05/05/2005,
               European Style.                                                                                      $    (417)
  (100,000)    Put Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price at 99.50, expiring 05/05/2005,
               European Style.                                                                                             (-)^^
   (60,000)    Put Option on FNMA, 30 Year Fixed, 6.00%, TBA, strike price at 102.44, expiring 06/06/2005,
               European Style.                                                                                           (328)
        (-)^^  Put Option on 5 Year Treasury Notes, strike price of 107.50, expiring 03/24/05.                           (119)
        (-)^^  Put Option on 5 Year Treasury Notes, strike price of 108.00, expiring 03/24/05.                           (191)
        (-)^^  Put Option on 5 Year Treasury Notes, strike price of 107.50, expiring 05/20/05.                           (131)
        (-)^^  Put Option on 10 Year Treasury Notes, strike price of 111.00, expiring 08/26/05.                          (525)
        (-)^^  Put Option on Treasury Bonds, strike price of 115.00, expiring 05/20/05.                                  (250)
               Total Put Options Written                                                                            $  (1,961)
               (Total premiums received on written options $2,275)

SWAP CONTRACTS

                                                                                                      UNDERLYING       UNREALIZED
                                                                                                        NOTIONAL     APPRECIATION
DESCRIPTIONS                                                                     EXPIRATION DATE           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Bond, 5.38%, 02/15/31, price less 110.68, the
Fund receives positive, pays negative.                                                  03/04/05   $       4,253   $          (31)
Swap - price lock with UBS AG on 30 Year FNMA, 5.00%, TBA,
price less 99.83, the Fund receives positive, pays negative.                            03/14/05          21,000             (269)
Swap - price lock with UBS AG on 30 Year FNMA, 5.00%, TBA,
price less 99.34, the Fund receives positive, pays negative.                            03/14/05          19,000             (151)
Swap - price lock with Lehman Brothers Special Financing on
30 Year FHLMC Gold, 5.00%, TBA, price less 99.5, the Fund
receives negative, pays positive.                                                       03/14/05          32,585              275

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      UNDERLYING       UNREALIZED
                                                                                                        NOTIONAL     APPRECIATION
DESCRIPTIONS                                                                     EXPIRATION DATE           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Swap - price lock with UBS AG on 30 Year FNMA, 4.50%, TBA, price less
97.22, the Fund receives negative, pays positive.                                       03/14/05   $     100,000   $        1,000
Swap - rate lock with Deutsche Bank AG, New York on 10 Year
Forward Interest Rate Swap less 4.79%, the Fund receives positive
pays negative.                                                                          03/16/15          11,065                -
Swap - rate lock with Deutsche Bank AG, New York on 30 Year Forward
Interest Rate Swap less 5.15%, the Fund pays positive, receives negative.               03/16/35           7,215                -
Swap - price lock with Deutsche Bank AG, New York, on U.S. Treasury
Bond, 8.75%, 05/15/20, price less 144.69, the Fund receives negative,
pays positive.                                                                          03/15/05          22,450              191
Swap - price lock with Citibank, N.A., on U.S. Treasury Note,
3.50%, 12/15/09, price less 98.39, the Fund receives positive,
pays negative.                                                                          03/22/05          18,400             (109)
Swap - rate lock with Goldman Sachs on 30 Year Forward Interest Rate
Swap less 5.07%, the Fund receives negative, pays positive.                             03/31/35           7,150              (94)
Swap - rate lock with Goldman Sachs on 10 Year Forward Interest Rate
Swap less 4.65%, the Fund receives positive, pays negative.                             03/31/15          10,750               94
Swap - rate lock with Lehman Brothers Special Financing on 10 Year
Forward Interest Rate Swap less 4.79%, the Fund receives positive,
pays negative.                                                                          04/01/15          10,335                -
Swap - price lock with Deutsche Bank AG, New York on
U.S. Treasury Bond, 8.75%, 08/15/20, price less 147.60, the
Fund receives positive, pays negative.                                                  03/31/05          29,075           (1,065)
Swap - rate lock with Lehman Brothers Special Financing on
30 Year Forward Interest Rate Swap less 5.15%, the Fund
receives negative, pays positive.                                                       04/01/35           7,295                -
Swap - price lock with Barclays Bank PLC on U.S. Treasury Note, 4.25%,
08/15/14, price less 99.54, the Fund receives negative, pays positive.                  03/30/05           8,975                -
Swap - price lock with Barclays Bank PLC on U.S. Treasury
Inflation Instrument, 3.38%, 01/15/07, price less 127.02, the
Fund receives negative, pays positive.                                                  03/30/05          24,365                -
Swap - price lock with Barclays Bank PLC on U.S. Treasury Note, 2.25%,
02/15/07, price less 97.62, the Fund receives positive, pays negative.                  03/30/05          29,865                -
Swap - price lock with Deutsche Bank AG, New York on
U.S. Treasury Bond, 8.50%, 02/15/20, price less 144.00, the
Fund receives negative, pays positive.                                                  03/31/05          30,270            1,071
Total Return/Spread Swap with Bank of America, N.A., on Bank of
America LLC 10 Year AAA CMBS Index. The Fund receives positive
when spread tightens, pays negative when spread widens.                                 03/31/05          51,000               65
Total Return/Spread Swap with Lehman Brothers Special
Financing, N.A., on Lehman Brothers 8.5 Year AAA CMBS Index. The
Fund receives positive when spread tightens, pays negative when
spread widens.                                                                          04/01/05          39,000               19
Swap - price lock with Deutsche Bank AG, New York on FHMLC,
4.50%, 01/15/14, price less 100.45, the Fund receives positive,
pays negative.                                                                          04/05/05          10,495              (78)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      UNDERLYING       UNREALIZED
                                                                                                        NOTIONAL     APPRECIATION
DESCRIPTIONS                                                                     EXPIRATION DATE           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Swap - price lock with with Citibank N.A., on 30 Year FNMA, 5.50%,
TBA, price less 101.63, the Fund receives positive, pays negative.                      04/13/05   $      90,000   $         (731)
Swap - price lock with UBS AG on 30 Year FNMA, 6.00%, TBA, price
less 102.69, the Fund receives positive, pays negative.                                 04/13/05         146,000             (411)
Swap - price lock with UBS AG on 30 Year FNMA, 5.50%, TBA, price
less 100.91, the Fund receives negative, pays positive.                                 04/13/05          73,000                -
Swap - price lock with with Deutsche Bank AG, New York on 30 Year
FNMA, 5.50%, TBA, price less 100.88, the Fund receives positive,
pays negative.                                                                          04/06/05         100,000                -
Swap - price lock with UBS AG on 30 Year FNMA, 5.50%, TBA, price
less 100.91, the Fund pays negative, receives positive.                                 04/13/05         100,000                -
Swap - price lock with UBS AG on 30 Year FNMA, 6.50%, TBA, price
less 104.22, the Fund receives negative, pays positive.                                 04/13/05          73,000              148
Swap - price lock with with Deutsche Bank AG, New York on 30 Year
FNMA, 6.50%, TBA, price less 104.30, the Fund receives negative,
pays positive.                                                                          04/06/05         100,000              296
Swap - price lock with with Citibank N.A., on 30 Year FNMA, 4.50%,
TBA, price less 97.63, the Fund receives negative, pays positive.                       04/13/05          58,000              825
Swap - rate lock with Merrill Lynch Capital Services, on 30 Year
Forward Interest Rate Swap less 5.14%, the Fund receives negative,
pays positive.                                                                          04/11/35           9,005              (33)
Swap - rate lock with Citibank N.A., on 5 Year Forward Interest Rate
Swap less 4.25%, the Fund pays negative, receives positive.                             04/11/10          30,910              264
Swap - rate lock with Citibank N.A., on 30 Year Forward Interest Rate
Swap less 5.28%, the Fund pays positive, receives negative.                             04/11/35           9,105              161
Swap - rate lock with Merrill Lynch Capital Services, on 5 Year Forward
Interest Rate Swap less 4.20%, the Fund receives positive, pays negative.               04/11/10          31,025              345
Swap - price lock with with Morgan Stanley Capital Services, on 30
Year FNMA, 6.00%, 04/15/05, price less 102.89, the Fund receives
positive, pays negative.                                                                04/11/05         280,000           (1,367)
Swap - price lock with with Morgan Stanley Capital Services, on 30
Year FNMA, 6.50%, 04/15/05, price less 104.38, the Fund receives
negative, pays positive.                                                                04/11/05         140,000              547
Swap - price lock with Morgan Stanley Capital Services, on 30 Year
FNMA, 5.50%, 04/15/05, price less 101.27, the Fund receives negative,
pays positive.                                                                          04/11/05         140,000              919
Swap - price lock with Lehman Brothers Special Financing, on 30 Year
FHLMC, 6.25%, 07/15/32, price less 116.19, the Fund receives positive,
pays negative.                                                                          04/15/05           6,815               16
Swap - rate lock with Goldman Sachs, on 2 Year Forward
Interest Rate Swap less 3.84%, the Fund receives negative,
pays positive.                                                                          04/20/07         108,955             (456)
Swap - rate lock with Goldman Sachs, on 20 Year Forward Interest Rate
Swap less 4.94%, the Fund receives negative, pays positive.                             04/20/25          16,257             (345)
Swap - rate lock with Goldman Sachs, on 7 Year Forward Interest Rate
Swap less 4.40%, the Fund receives positive, pays negative.                             04/20/12          69,178              884
Swap - rate lock with Credit Suisse First Boston, on 30 Year Forward
Interest Rate Swap less 4.93%, the Fund receives negative, pays positive.               05/03/35           8,905             (326)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      UNDERLYING       UNREALIZED
                                                                                                        NOTIONAL     APPRECIATION
DESCRIPTIONS                                                                     EXPIRATION DATE           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Swap - rate lock with Credit Suisse First Boston, on 5 Year Forward
Interest Rate Swap less 4.17%, the Fund receives positive, pays negative.               05/03/10   $      31,105   $          410
Swap - Forward Rate Agreement with Citibank N.A., the Fund pays
1 month LIBOR, receives 2.83%.                                                          05/03/05       1,248,580             (214)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund receives 2.83%, pays 1 month LIBOR.                                            05/03/05       1,659,320             (207)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund receives 3.11%, pays 1 month LIBOR.                                            07/01/05       2,595,845             (555)
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund receives 3.42%, pays 3 Month LIBOR.                                            03/15/06         347,000             (469)
Credit default contract with Lehman Brothers Special Financing. Fund receives quarterly payment of 25.7925 (103.17 per annum) BPS times notional amount of General Motors Acceptance Corp., 6.875%, 08/28/12.
Upon a defined credit event, Fund pays notional amount and takes
receipt of a defined deliverable obligation.                                            03/20/06           4,200                9
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund receives 3 Month LIBOR, pays 4.24%.                                            06/21/06         620,885              151
Swap - Forward Rate Agreement with Merrill Lynch Capital Services,
the Fund receives 3 Month LIBOR, pays 3.96%.                                            03/21/07         347,000              346
Credit default contract with Morgan Stanley Capital Services. Fund pays semi-annual payment of 47.5 (95 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30, SUB. Upon a defined credit event, Fund receives notional amount and delivers a defined
deliverable obligation.                                                                 12/20/06          31,000             (226)
Credit default contract with Morgan Stanley Capital Services. Fund receives semi-annual payment of 87.50 (175 per annum) BPS times notional amount of Gazprom, 7.201%-10.500%, 04/25/07-04/28/34. Upon a defined credit event, Fund pays notional amount and takes receipt of defined
deliverable obligation.                                                                 12/20/06          31,000              469
Credit default contract with Lehman Brothers Special Financing. Fund receives quarterly payment of 36.575 (146.30 per annum) BPS times notional amount of General Motors Acceptance Corp., 6.875%, 08/28/12.
Upon a defined credit event, Fund pays notional amount and takes
receipt of a defined deliverable obligation.                                            03/20/07           4,200               12
Credit default contract with Deutsche Bank AG, New York. Fund pays semi-annual payment of 61.5 (123 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30, SUB. Upon a defined
credit event, Fund receives notional amount and delivers a defined
deliverable obligation.                                                                 02/20/10          30,000             (129)
Credit default contract with Deutsche Bank AG, New York. Fund receives semi-annual payment of 63 (126 per annum) BPS times notional amount of Aries Vermoegensverwaltungs, 7.75%-9.60%, 10/25/07-10/25/14.
Upon a defined credit event, Fund pays notional amount and takes
receipt of a defined deliverable obligation.                                            02/20/10          30,000              143
Swap - Interest Rate Swap with Merrill Lynch Capital Services, the
Fund pays 4.60% semi-annually, receives 3 Month LIBOR.                                  01/21/15          10,305              101
Swap - Interest Rate Swap with Lehman Brothers Special
Financing, the Fund pays 5.14% semi-annually, receives 3 Month LIBOR.                   07/15/32           7,365              (50)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN ENHANCED INCOME FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 28, 2005
(Amounts in thousands)

SHARES            ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.0%

                  PREFERRED STOCKS -- 0.8%

                  FINANCIAL SERVICES -- 0.8%
             0^^  Lehman CR-ABN Amro VIX, 0.00%,
                  Ser. MM-14                                                    $          900
             1    Zurich RegCaps Funding Trust,
                  3.33%, AR, #                                                             679
                  ----------------------------------------------------------------------------
                  Total Preferred Stocks                                                 1,579
                  (cost $1,576)
                  ----------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
----------------------------------------------------------------------------------------------
                  STATE AND MUNICIPAL OBLIGATIONS -- 0.5%
                  ILLINOIS -- 0.5%
$        1,000    Illinois State, Taxable Pension, GO,
                  2.50%, 06/01/08                                                          949
                  (Cost $999)

                  CORPORATE NOTES & BONDS -- 45.2%
                  AUTOMOTIVE -- 5.2%
         1,100    American Honda Finance Corp., 2.80%,
                  10/22/07, MTN, FRN, # +                                                1,100
                  DaimlerChrysler N.A. Holding Corp.,
           600    6.40%, 05/15/06                                                          618
         1,850    3.47%, 05/24/06, MTN, FRN                                              1,859
         2,200    3.15%, 11/17/06, Ser. D, MTN, FRN                                      2,202
           600    Ford Motor Credit Co., 6.88%, 02/01/06                                   614
                  General Motors Acceptance Corp.,
           420    6.75%, 01/15/06                                                          429
         1,650    3.56%, 01/16/07, MTN, FRN                                              1,637
         2,450    3.61%, 07/16/07, FRN                                                   2,423
                  ----------------------------------------------------------------------------
                                                                                        10,882
                  ----------------------------------------------------------------------------

                  BANKING -- 10.1%
         1,750    Allied Irish Banks PLC (Ireland), 3.54%,
                  to 07/08; thereafter FRN, 12/31/49, #                                  1,778
         3,300    Banco Santander Chile (Chile), 2.80%,
                  12/09/09, FRN, # +                                                     3,274
           500    Capital One Bank, 6.88%, 02/01/06                                        514
           700    Hana Bank (South Korea), 3.35%,
                  09/29/06, Ser. E, MTN, FRN                                               706
         1,300    ING Bank NV (The Netherlands), 2.89%,
                  10/14/14, MTN, FRN                                                     1,296
$        1,550    KeyCorp, 2.89%, 07/23/07, Ser. G,
                  MTN, FRN                                                      $        1,551
                  National Australia Bank LTD. (Australia),
         1,600    2.97%, 03/12/13, MTN, FRN                                              1,610
           700    3.24%, 08/29/13, MTN, FRN                                                703
         1,000    2.83%, 06/23/14, MTN, FRN                                              1,002
         1,150    Sovereign Bancorp, Inc., 3.20%,
                  08/25/06, FRN                                                          1,150
         5,000    TD North America LP, 3.00%,
                  04/23/09, FRN, #                                                       4,995
         2,400    Westpac Banking Corp. (Australia),
                  2.93%, 05/25/07, FRN, #                                                2,402
                  ----------------------------------------------------------------------------
                                                                                        20,981
                  ----------------------------------------------------------------------------

                  CONSUMER PRODUCTS -- 0.8%
         1,650    Clorox Co., 2.54%, 12/14/07, FRN, #                                    1,650

                  FINANCIAL SERVICES -- 18.8%
         4,300    CIT Group, Inc., 2.99%, 02/15/07,
                  MTN, FRN +                                                             4,304
                  Countrywide Home Loans, Inc.,
           500    2.89%, 06/02/06, Ser. L, MTN, FRN                                        502
         3,900    3.05%, 11/16/07, Ser. M, MTN, FRN                                      3,907
                  Counts Trusts,
         1,400    3.57%, 08/15/07, Ser. 2002-10, FRN, # + (i)                            1,409
         1,400    3.62%, 08/15/07, Ser. 2002-11, FRN, # + (i)                            1,411
         5,900    Goldman Sachs Group, Inc., 2.65%,
                  03/30/07, Ser. B, MTN, FRN                                             5,901
         3,100    Household Finance Corp., 2.85%,
                  07/27/07, MTN, FRN                                                     3,107
         1,030    International Lease Finance Corp.,
                  4.00%, 01/17/06, Ser. O, MTN                                           1,033
         2,950    Lehman Brothers Holdings, Inc., 2.79%,
                  04/20/07, Ser. G, MTN, FRN                                             2,952
                  Morgan Stanley Group, Inc.,
         1,200    2.92%, 02/15/07, MTN, FRN                                              1,201
           500    2.83%, 07/27/07, FRN                                                     500
           600    2.80%, 01/18/08, Ser. F, MTN, FRN                                        601
         1,250    Morgan Stanley, 2.90%, 11/09/07, FRN                                   1,251
         2,900    Sigma Finance, Inc., 2.36%, 09/15/06,
                  MTN, FRN, #                                                            2,898

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)             ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  FINANCIAL SERVICES -- CONTINUED
$        5,500    Special Purpose Accounts Receivable
                  Cooperative Corp., 3.06%, 11/21/07,
                  Ser. 2004-4, FRN, # (i)                                       $        5,499
         1,200    Twin Reefs Pass-Through Trust,
                  3.59%, to 12/09; thereafter FRN,
                  12/31/49, #                                                            1,204
         1,550    Two-Rock Pass-Through (Bermuda),
                  3.71%, to 02/10; thereafter FRN,
                  12/31/49, #                                                            1,560
                  ----------------------------------------------------------------------------
                                                                                        39,240
                  ----------------------------------------------------------------------------

                  INSURANCE -- 3.2%
         2,400    ASIF Global Financing, 2.73%,
                  03/14/08, FRN, # +                                                     2,400
         2,350    Genworth Financial, Inc., 2.64%,
                  06/15/07, FRN                                                          2,351
         1,950    Oil Insurance LTD (Bermuda), 2.74%,
                  04/07/06, FRN, # + (i)                                                 1,950
                  ----------------------------------------------------------------------------
                                                                                         6,701
                  ----------------------------------------------------------------------------

                  OIL & GAS -- 0.5%
           970    Texas Municipal Gas Corp., 2.60%,
                  07/01/07, #                                                              961

                  REAL ESTATE -- 1.3%
         2,700    Westfield Capital Corp., LTD (Australia),
                  3.05%, 11/02/07, FRN, #                                                2,703

                  REAL ESTATE INVESTMENT TRUST -- 0.6%
           300    Duke Realty LP, 2.78%, 12/22/06, FRN                                     300
           850    iStar Financial, Inc., 1.00%,
                  03/03/08, FRN                                                            851
                  ----------------------------------------------------------------------------
                                                                                         1,151
                  ----------------------------------------------------------------------------

                  RETAILING -- 0.4%
           750    Safeway, Inc., 3.21%, 11/01/05, FRN                                      751

                  TELECOMMUNICATIONS -- 0.9%
         1,900    BellSouth Corp., 2.92%, 11/15/07, FRN +                                1,900

                  TRANSPORTATION -- 0.5%
         1,100    CSX Corp., 3.05%, 08/03/06, FRN +                                      1,101

                  UTILITIES -- 2.9%
$          900    Appalachian Power Co., 2.88%,
                  06/29/07, FRN +                                               $          901
         1,000    Dominion Resources, Inc., 3.09%,
                  05/15/06, Ser. B, FRN                                                  1,002
           950    National Rural Utilities Cooperative
                  Finance Corp., 2.91%, 02/17/06, MTN, FRN                                 951
         1,199    Pacific Gas & Electric Co., 3.26%,
                  04/03/06, FRN                                                          1,200
         1,950    Public Service Electric & Gas, 2.66%,
                  06/23/06, FRN                                                          1,950
                  ----------------------------------------------------------------------------
                                                                                         6,004
                  ----------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                         94,025
                  (Cost $94,016)
                  ----------------------------------------------------------------------------

                  RESIDENTIAL MORTGAGE BACKED SECURITIES -- 15.7%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 15.7%
                  Adjustable Rate Mortgage Trust,
         2,542    3.03%, 04/25/35, Ser. 2004-5,
                  Class 7A2, FRN +                                                       2,545
         2,748    2.98%, 05/25/35, Ser. 2005-1,
                  Class 5A2, FRN +                                                       2,749
         1,500    Countrywide Alternative Loan Trust,
                  0.00%, 09/25/35, Ser. 2005-9CB,
                  Class 1A1, FRN                                                         1,500
           248    Countrywide Home Loan Mortgage Pass
                  Through Trust, 5.75%, 01/25/33,
                  Ser. 2002-31, Class A3 +                                                 251
            70    Deutsche Mortgage Securities, Inc.,
                  2.86%, 04/25/34, Ser. 2004-4,
                  Class 1A1, FRN                                                            70
         1,079    Federal Home Loan Mortgage Corp.,
                  4.00%, 08/15/19, Ser. 2836, Class HZ                                   1,074
                  Federal National Mortgage Association,
           443    3.50%, 07/25/14, Ser. 2003-62, Class OB                                  443
         1,782    3.05%, 02/25/28, Ser. 2003-121,
                  Class FC, FRN                                                          1,786
           492    3.15%, 06/25/32, Ser. 2002-36,
                  Class FS, FRN                                                            496
           733    3.15%, 06/25/32, Ser. 2002-36,
                  Class FT, FRN                                                            739

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)             ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
$        4,350    Granite Mortgages PLC (United Kingdom),
                  2.61%, 09/20/44, Ser. 2004-3,
                  Class 1A3, FRN                                                $        4,350
         3,900    GSMPS Mortgage Loan Trust, 2.94%,
                  01/25/35, Ser. 2005-RP1, Class 1AF, FRN, #                             3,896
         1,705    Impac Secured Assets Corp., 3.05%,
                  11/25/34, Ser. 2004-3, Class 1A4, FRN                                  1,706
                  Indymac Index Mortgage Loan Trust,
         2,100    3.09%, 09/25/34, Ser. 2004-AR7,
                  Class A1, FRN                                                          2,100
           677    3.06%, 11/25/34, Ser. 2004-AR8,
                  Class 2A1, FRN                                                           680
         3,548    Medallion Trust (Australia), 3.00%,
                  05/25/35, Ser. 2004-1G, Class A1, FRN                                  3,551
         1,850    Mound Financing PLC (United Kingdom),
                  2.91%, 02/08/08, Ser. 3A, Class A1-1,
                  FRN, #                                                                 1,850
           283    Residential Asset Securitization Trust,
                  5.15%, 01/25/33, Ser. 2002-A14J, Class A2                                283
         1,360    RMAC (United Kingdom), 2.58%, 12/12/20,
                  Ser. 2004-NS1A, Class A1B, FRN, #                                      1,360
         1,298    Thornburg Mortgage Securities Trust,
                  2.99%, 04/25/43, Ser. 2003-2,
                  Class A1, FRN                                                          1,300
                  ----------------------------------------------------------------------------
                  Total Residential Mortgage Backed
                  Securities                                                            32,729
                  (Cost $32,718)
                  ----------------------------------------------------------------------------
                  COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.2%
         1,554    Calstrs Trust, 2.90%, 11/20/12,
                  Ser. 2002-C6, Class A1, FRN, #                                         1,563
                  Calwest Industrial Trust,
         2,700    2.97%, 02/15/12, Ser. 2002-CALW,
                  Class AFL, FRN, #                                                      2,706
           859    2.86%, 06/15/15, Ser. 2003-CALA,
                  Class A, FRN, #                                                          861
           998    CR, 6.70%, 08/10/14, Ser. 2000-ZC2,
                  Class A4A, # + (i)                                                     1,061
         1,138    Goldman Sachs Mortgage Securities II,
                  2.74%, 11/15/15, Ser. 2003-FL6A,
                  Class A1, FRN, #                                                       1,137
$        1,450    LB-UBS Commercial Mortgage Trust,
                  3.48%, 07/15/27, Ser. 2003-C5,
                  Class A2                                                      $        1,412
                  ----------------------------------------------------------------------------
                  Total Commercial Mortgage Backed
                  Securities                                                             8,740
                  (Cost $8,779)
                  ----------------------------------------------------------------------------

                  ASSET BACKED SECURITIES -- 28.4%
         1,450    American Express Credit Account Master
                  Trust, 3.09%, 02/15/12, Ser. 2004-C,
                  Class C, FRN, # +                                                      1,454
                  Ameriquest Mortgage Securities, Inc.,
           550    3.31%, 11/25/34, Ser. 2004-R11,
                  Class M1, FRN +                                                          552
           500    3.08%, 04/25/35, Ser. 2005-R2,
                  Class M2, FRN                                                            500
         1,600    Capital One Master Trust, 3.39%,
                  08/15/08, Ser. 2000-4, Class C, FRN, #                                 1,605
                  Capital One Multi-Asset Execution Trust,
         1,700    3.76%, 02/17/09, Ser. 2003-B1,
                  Class B1, FRN                                                          1,718
         1,650    3.84%, 12/15/10, Ser. 2003-A, FRN, (i)                                 1,703
           806    CARSS Finance LP (Cayman Islands),
                  2.87%, 01/15/11, Ser. 2004-A,
                  Class B1, FRN, #                                                         807
                  Centex Home Equity,
           709    2.93%, 01/25/34, Ser. 2004-A,
                  Class AV2, FRN                                                           709
           956    2.85%, 03/25/34, Ser. 2004-B,
                  Class AV1, FRN                                                           956
         1,189    2.90%, 06/25/34, Ser. 2004-C,
                  Class AV2, FRN                                                         1,190
                  Citibank Credit Card Issuance Trust,
         1,400    7.45%, 09/15/07, Ser. 2000-C1, Class C1                                1,430
           200    2.70%, 01/15/08, Ser. 2003-A2, Class A2                                  199
         2,050    3.51%, 03/20/08, Ser. 2003-C2, Class C2,
                  FRN                                                                    2,065
         2,900    2.86%, 05/20/11, Ser. 2004-B1, Class B1,
                  FRN                                                                    2,906

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)             ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  ASSET BACKED SECURITIES -- CONTINUED
$          617    Citifinancial Mortgage Securities, Inc.,
                  2.94%, 08/25/33, Ser. 2003-3,
                  Class AV1, FRN                                                $          618
                  Citigroup Mortgage Loan Trust, Inc.,
         1,598    3.03%, 12/25/33, Ser. 2003-HE3,
                  Class A, FRN                                                           1,604
         1,250    2.80%, 02/25/35, Ser. 2005-OPT1,
                  Class A1B, FRN                                                         1,250
                  CNH Equipment Trust,
         2,130    2.73%, 01/15/08, Ser. 2003-B,
                  Class A3A, FRN +                                                       2,131
         2,000    2.66%, 10/15/08, Ser. 2004-A,
                  Class A3A, FRN +                                                       2,001
                  Countrywide Asset-Backed Certificates,
           900    3.15%, 02/25/34, Ser. 2004-BC1,
                  Class M1, FRN +                                                          900
           500    3.10%, 11/25/34, Ser. 2004-6, Class 2A4,
                  FRN +                                                                    500
         2,738    Countrywide Home Equity Loan Trust,
                  2.86%, 05/15/29, Ser. 2003-C, Class A,
                  FRN +                                                                  2,741
           254    EQCC Trust, 2.95%, 11/25/31, Ser. 2002-1,
                  Class 2A, FRN                                                            254
         1,518    Fifth Third Home Equity Loan Trust,
                  2.85%, 09/20/23, Ser. 2003-1,
                  Class A, FRN                                                           1,519
            35    Fleet Credit Card Master Trust II, 2.64%,
                  10/15/07, Ser. 2002-A, Class A, FRN                                       35
         1,603    Fleet Home Equity Loan Trust, 2.85%,
                  01/20/33, Ser. 2003-1, Class A, FRN                                    1,604
                  GE Corporate Aircraft Financing LLC,
           608    2.82%, 06/25/10, Ser. 2003-1A,
                  Class A1, FRN, #                                                         608
         3,052    2.74%, 08/25/11, Ser. 2004-1A,
                  Class A1, FRN, #                                                       3,052
                  GMAC Mortgage Corp. Loan Trust,
         3,400    2.73%, 06/25/34, Ser. 2004-HE1,
                  Class A1, FRN                                                          3,402
           950    2.84%, 03/25/35, Ser. 2004-HE4,
                  Class A2, FRN                                                            952
$          333    Greenpoint Home Equity Loan Trust,
                  2.86%, 04/15/29, Ser. 2003-1,
                  Class A, FRN                                                  $          334
           307    HFC Home Equity Loan Asset Backed
                  Certificates, 2.90%, 04/20/32,
                  Ser. 2002-2, Class A, FRN                                                308
           200    Household Automotive Trust, 2.93%,
                  05/18/09, Ser. 2002-3, Class A4B, FRN                                    201
                  Household Mortgage Loan Trust,
         1,060    2.95%, 02/21/33, Ser. 2003-HC1,
                  Class A, FRN                                                           1,063
           411    2.95%, 02/20/34, Ser. 2004-HC1,
                  Class A, FRN                                                             411
                  Long Beach Mortgage Loan Trust,
           208    3.11%, 11/25/32, Ser. 2002-4, Class 2A,
                  FRN                                                                      208
         2,050    3.33%, 08/25/33, Ser. 2003-4,
                  Class M1, FRN                                                          2,065
           450    2.90%, 02/25/35, Ser. 2005-1,
                  Class 2A2, FRN                                                           451
         1,204    Metris Master Trust, 2.88%, 04/20/11,
                  Ser. 2004-1, Class A, FRN                                              1,204
           550    New Century Home Equity Loan Trust,
                  3.27%, 11/25/34, Ser. 2004-3,
                  Class M1, FRN                                                            553
                  Option One Mortgage Loan Trust,
           228    2.94%, 02/25/32, Ser. 2002-1,
                  Class A, FRN                                                             228
            48    2.92%, 06/25/32, Ser. 2002-2,
                  Class A, FRN                                                              48
         1,226    3.07%, 02/25/33, Ser. 2003-1,
                  Class A2, FRN                                                          1,230
         2,300    2.89%, 02/25/35, Ser. 2005-1, Class A3,
                  FRN                                                                    2,303
           550    Park Place Securities, Inc., 3.28%,
                  02/25/35, Ser. 2004-WHQ2, Class M2, FRN                                  551
           246    Residential Asset Securities Corp.,
                  2.95%, 01/25/34, Ser. 2003-KS11,
                  Class AIIB, FRN                                                          246
           850    Residential Funding Mortgage
                  Securities II, 2.91%, 01/25/29,
                  Ser. 2003-HS4, Class AIB, FRN                                            851

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)             ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  ASSET BACKED SECURITIES -- CONTINUED
$        2,900    Volkswagen Auto Loan Enhanced Trust,
                  2.94%, 03/22/10, Ser. 2003-2, Class A4                        $        2,844
         2,073    Wachovia Asset Securitization, Inc.,
                  2.87%, 06/25/34, Ser. 2004-HE1,
                  Class A, FRN                                                           2,073
         1,000    William Street Funding Corp., 3.04%,
                  01/23/11, Ser. 2005-1, Class A, FRN, #                                 1,000
                  ----------------------------------------------------------------------------
                  Total Asset Backed Securities                                         59,137
                  (Cost $59,176)
                  ----------------------------------------------------------------------------

                  CERTIFICATES OF DEPOSIT -- 2.2%
         4,600    Deutsche Bank AG/New York (Yankee),
                  3.02%, 05/15/07, Floating Rate                                         4,598
                  (Cost $4,600)
                  ----------------------------------------------------------------------------
                  Total Long-Term Investments                                          201,757
                  (Cost $201,864)
                  ----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.1%

                  U.S. TREASURY SECURITY -- 0.1%
           150    U.S. Treasury Bill, 2.26%, 04/14/05, @ +                                 150
                  (Cost $150)

                  MUNICIPAL SECURITIES -- 0.7%
                  NORTH CAROLINA -- 0.1%
           200    Wake Forest University, Ser. 1997, Rev.,
                  FRDO, 2.62%, 03/02/05                                                    200

                  TEXAS -- 0.6%
        $1,250    Texas Public Finance Authority, Taxable,
                  Unemployment Compensation, Ser. B,
                  Rev., 2.00%, 06/15/05                                         $        1,246
                  ----------------------------------------------------------------------------
                  Total Short Term -- Municipal Securities                               1,446
                  (Cost $1,450)
                  ----------------------------------------------------------------------------

                  COMMERCIAL PAPER -- 0.5%
                  CONSUMER PRODUCTS -- 0.5%
         1,100    Altria Group, Inc., 3.00%, 05/02/05 +                                  1,094
                  (Cost $1,094)

SHARES
----------------------------------------------------------------------------------------------
                  MONEY MARKET FUND -- 1.8%
         3,814    JPMorgan Prime Money Market Fund (a) +                                 3,814
                  (Cost $3,814)
                  ----------------------------------------------------------------------------
                  Total Short-Term Investments                                           6,504
                  (Cost $6,508)
                  ----------------------------------------------------------------------------

                  TOTAL INVESTMENTS -- 100.1%                                   $      208,261
                  (COST $208,372)
                  LIABILITIES IN EXCESS OF OTHER
                  ASSETS -- (0.1)%                                                        (285)
                  ----------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                          $      207,976
                  ----------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                              NOTIONAL             UNREALIZED
NUMBER OF                                                                     VALUE AT           APPRECIATION
CONTRACTS    DESCRIPTION                             EXPIRATION DATE     2/28/05 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
1            30 Day Federal Funds                        March, 2005        $      406              $       0^^
82           30 Day Federal Funds                        April, 2005            33,221                     (5)
6            2 Year Treasury Notes                        June, 2005             1,244                     (3)
3            5 Year Treasury Notes                        June, 2005               323                     (2)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 28, 2005
(Amounts in thousands)

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 78.4%

                  U.S. TREASURY SECURITY -- 0.4%
                  UNITED STATES -- 0.4%
$          135    U.S. Treasury Note, 6.88%,
                  05/15/06, @ +                                                 $          141
                  (Cost $143)

                  FOREIGN GOVERNMENT SECURITIES -- 76.6%
                  ARGENTINA -- 7.3%
                  Republic of Argentina,
         1,890    3.01%, 08/03/12, FRN                                                   1,690
         3,216    12.25%, 06/19/18, Ser. 2018                                            1,045
                  ----------------------------------------------------------------------------
                                                                                         2,735
                  ----------------------------------------------------------------------------

                  BRAZIL -- 18.7%
           300    Banco Nacional de
                  Desenvolvimiento Economico e
                  Social, 5.83%, 06/16/08,
                  Regulation S, FRN                                                        306
                  Federal Republic of Brazil,
           700    11.00%, 01/11/12                                                         840
         1,298    3.13%, 04/15/12, FRN                                                   1,254
         1,245    10.25%, 06/17/13                                                       1,444
             2    8.00%, 04/15/14                                                            2
           350    12.25%, 03/06/30                                                         455
           300    11.00%, 08/17/40                                                         347
         1,985    11.00%, 08/17/40                                                       2,298
                  ----------------------------------------------------------------------------
                                                                                         6,946
                  ----------------------------------------------------------------------------

                  COLOMBIA -- 2.5%
                  Republic of Colombia,
COP  1,465,000    11.75%, 03/01/10                                                         651
           255    9.75%, 04/09/11                                                          290
                  ----------------------------------------------------------------------------
                                                                                           941
                  ----------------------------------------------------------------------------

                  ECUADOR -- 1.0%
                  Republic of Ecuador,
            69    12.00%, 11/15/12, Regulation S                                            70
           320    8.00%, 08/15/30, Regulation S,
                  SUB                                                                      298
                  ----------------------------------------------------------------------------
                                                                                           368
                  ----------------------------------------------------------------------------

                  EL SALVADOR -- 0.7%
                  Republic of El Salvador,
$          135    8.25%, 04/10/32, #                                            $          142
           120    7.63%, 09/21/34, #                                                       127
                  ----------------------------------------------------------------------------
                                                                                           269
                  ----------------------------------------------------------------------------

                  MEXICO -- 4.7%
                  United Mexican States,
MXN     17,000    8.00%, 12/19/13                                                        1,387
           205    8.13%, 12/30/19                                                          245
           105    8.00%, 09/24/22, Ser. A, MTN                                             124
                  ----------------------------------------------------------------------------
                                                                                         1,756
                  ----------------------------------------------------------------------------

                  PANAMA -- 1.2%
                  Republic of Panama,
            20    10.75%, 05/15/20                                                          26
           345    9.38%, 01/16/23                                                          412
                  ----------------------------------------------------------------------------
                                                                                           438
                  ----------------------------------------------------------------------------

                  PERU -- 4.7%
                  Republic of Peru,
           130    8.38%, 05/03/16                                                          144
         1,285    5.00%, 03/07/17, FRN                                                   1,207
           360    8.75%, 11/21/33                                                          392
                  ----------------------------------------------------------------------------
                                                                                         1,743
                  ----------------------------------------------------------------------------

                  RUSSIA -- 12.1%
         1,750    Aries Vermoegensverwaltungs,
                  9.60%, 10/25/14, #                                                     2,167
                  Russian Federation,
           505    11.00%, 07/24/18, Regulation S                                           727
           530    12.75%, 06/24/28, Regulation S                                           904
           210    5.00%, 03/31/30, Regulation S,
                  SUB, #                                                                   220
           488    5.00%, 03/31/30, SUB, #                                                  512
                  ----------------------------------------------------------------------------
                                                                                         4,530
                  ----------------------------------------------------------------------------

                  TRINIDAD/TOBAGO -- 0.6%
           155    Republic of Trinidad & Tobago,
                 9.75%, 07/01/20, Regulation S                                             215

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  TURKEY -- 4.0%
                  Republic of Turkey,
$          456    11.50%, 01/23/12                                              $          589
           440    11.00%, 01/14/13                                                         564
           240    11.88%, 01/15/30                                                         347
                  ----------------------------------------------------------------------------
                                                                                         1,500
                  ----------------------------------------------------------------------------

                  UKRAINE -- 4.6%
                  Republic of Ukraine,
           525    6.88%, 03/04/11, #                                                       553
           335    6.88%, 03/04/11, Regulation S                                            353
           420    7.65%, 06/11/13, #                                                       462
           320    7.65%, 06/11/13, Regulation S                                            352
                  ----------------------------------------------------------------------------
                                                                                         1,720
                  ----------------------------------------------------------------------------

                  URUGUAY -- 2.8%
UYU     24,500    Republic of Uruguay, 17.75%,
                  02/04/06                                                               1,039
                  ----------------------------------------------------------------------------

                  VENEZUELA -- 11.7%
                  Republic of Venezuela,
         2,790    10.75%, 09/19/13                                                       3,223
         1,105    9.25%, 09/15/27                                                        1,138
                  ----------------------------------------------------------------------------
                                                                                         4,361
                  ----------------------------------------------------------------------------
                  Total Foreign Government
                  Securities                                                            28,561
                  (Cost $25,720)
                  ----------------------------------------------------------------------------

                  CORPORATE NOTES & BONDS -- 1.4%
                  BRAZIL -- 1.0%
           380    Trikem SA, 10.63%, 07/24/07, #                                           388

                  RUSSIA -- 0.4%
           140    Gazprom International SA,
                  7.20%, 02/01/20, #                                                       149
                  ----------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                            537
                  (Cost $509)
                  ----------------------------------------------------------------------------

SHARES            ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
                  WARRANTS -- 0.0% ^
                  NIGERIA -- 0.0% ^
             1    Central Bank of Nigeria,
                  expires 11/15/20*                                             $            0

                  SINGAPORE -- 0.0% ^
             0^^  Asia Pulp & Paper Co., LTD,
                  ADR, expires 03/15/05, # * (i) (f)                                         0

                  VENEZUELA -- 0.0% ^
             1    Republic of Venezuela
                  (Oil Obligation) (Venezuela),
                  expires 04/15/20 *                                                        18
                  ----------------------------------------------------------------------------
                  Total Warrants                                                            18
                  (Cost $0 ^^)
                  ----------------------------------------------------------------------------
                  Total Long-Term Investments                                           29,257
                  (Cost $26,372)
                  ----------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.0%

                  U.S. TREASURY SECURITY -- 3.0%
$        1,150    U.S. Treasury Bill, 2.90%,
                  08/25/05 @ +                                                           1,134
                  (Cost $1,134)
                  ----------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 81.4%                                    $       30,391
                  (COST $27,506)
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 18.6%                                                   6,925
                  ----------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                          $       37,316
                  ----------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SUMMARY OF INVESTMENTS BY INDUSTRY, FEBRUARY 28, 2005
(percentages based on Net Assets)

INDUSTRY
Foreign Government Securities                                               76.6%
U.S. Treasury Securities                                                     3.4
Chemicals                                                                    1.0
Oil & Gas                                                                    0.4
--------------------------------------------------------------------------------
                                                                            81.4%
--------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                              NOTIONAL             UNREALIZED
NUMBER OF                                                                     VALUE AT           APPRECIATION
CONTRACTS    DESCRIPTION                             EXPIRATION DATE     2/28/05 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
10           10 Year Treasury Notes                       June, 2005        $    1,099              $      (7)

             SHORT FUTURES OUTSTANDING
(3)          Treasury Bonds                               June, 2005              (337)                     3

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GLOBAL STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 28, 2005
(Amounts in thousands)

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 92.4%

                  U.S. TREASURY SECURITIES -- 2.5%
                  U.S. Treasury Notes & Bonds,
$           50    1.63%, 04/30/05 +                                             $           50
            50    1.63%, 02/28/06 +                                                         49
            30    2.50%, 09/30/06 +                                                         30
           100    3.00%, 12/31/06 +                                                         99
           110    3.13%, 01/31/07 +                                                        109
           110    6.63%, 05/15/07 @ +                                                      117
            65    3.63%, 01/15/10 +                                                         64
            90    3.50%, 02/15/10 +                                                         88
           178    4.25%, 11/15/14 +                                                        176
            85    4.00%, 02/15/15 +                                                         83
           125    5.50%, 08/15/28 @ +                                                      137
           140    5.38%, 02/15/31 +                                                        154
                  ----------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                         1,156
                  (Cost $1,151)
                  ----------------------------------------------------------------------------

                  U.S. GOVERNMENT AGENCY SECURITIES -- 0.6%
                  Federal Home Loan Mortgage Corp.,
            15    5.75%, 01/15/12                                                           16
           110    6.75%, 03/15/31                                                          136
            80    Federal National Mortgage Association,
                  7.13%, 01/15/30                                                          103
                  ----------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                                  255
                  (Cost $238)
                  ----------------------------------------------------------------------------

                  FOREIGN GOVERNMENT SECURITIES -- 22.5%
                  Dominican Republic (Dominican Republic),
           113    9.50%, 09/27/06, Regulation S                                            108
                  Federal Republic of Brazil (Brazil),
            70    11.25%, 07/26/07                                                          80
            60    11.50%, 03/12/08 +                                                        70
            25    11.00%, 01/11/12                                                          30
           150    3.13%, 04/15/12, FRN                                                     145
           250    10.25%, 06/17/13                                                         290
           190    11.00%, 08/17/40                                                         220
                  Federal Republic of Germany (Germany),
EUR        270    5.25%, 01/04/08, Ser. 98 +                                               382
EUR        120    3.50%, 10/10/08, Ser. 143 +                                              162
EUR        100    3.25%, 04/17/09, Ser. 144 +                                              134
EUR        100    4.50%, 01/04/13, Ser. 03 +                                               141
EUR         50    6.25%, 01/04/24, Ser. 94 +                                                85
EUR        330    4.75%, 07/04/34, Ser. 03 +                                               481
                  Government of Canada (Canada),
CAD         20    7.00%, 12/01/06 +                                             $           17
CAD         40    5.50%, 06/01/10 +                                                         35
CAD         25    8.00%, 06/01/27, Ser. VW17 +                                              29
                  Government of France (France),
EUR         35    5.50%, 04/25/07 +                                                         49
EUR         20    4.00%, 04/25/13 +                                                         27
EUR         40    4.00%, 04/25/14 +                                                         54
EUR         70    5.00%, 10/25/16 +                                                        103
EUR         15    5.75%, 10/25/32                                                           25
EUR        105    Kingdom of Belgium (Belgium), 4.25%,
                  09/28/13, Ser. 41 +                                                      145
           240    Malaysia Government International Bond
                  (Malaysia), 7.50%, 07/15/11                                              274
EUR        105    Netherlands Government Bond
                  (The Netherlands), 3.00%, 07/15/07 +                                     140
           250    Province of Ontario (Canada), 6.00%,
                  02/21/06                                                                 256
                  Province of Quebec (Canada),
           100    6.13%, 01/22/11, Ser. PJ                                                 108
            50    7.50%, 09/15/29                                                           66
                  Republic of Colombia (Colombia),
           250    9.75%, 04/23/09, Ser. NOV                                                280
            82    9.75%, 04/09/11                                                           94
            50    10.75%, 01/15/13                                                          58
            50    8.25%, 12/22/14                                                           51
           135    11.75%, 02/25/20, MTN                                                    170
            25    Republic of Egypt (Egypt), 8.75%,
                  07/11/11, Regulation S                                                    30
                  Republic of El Salvador (El Salvador),
            38    8.50%, 07/25/11, Regulation S                                             43
           230    8.25%, 04/10/32, #                                                       242
            20    7.63%, 09/21/34, #                                                        21
                  Republic of Italy (Italy),
           250    2.50%, 03/31/06, MTN                                                     248
           150    3.63%, 09/14/07                                                          148
                  Republic of Panama (Panama),
           140    9.63%, 02/08/11                                                          166
           165    10.75%, 05/15/20                                                         215
           115    9.38%, 01/16/23                                                          137

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  FOREIGN GOVERNMENT SECURITIES -- CONTINUED
                  Republic of Peru (Peru),
$           25    9.88%, 02/06/15                                               $           30
           360    8.38%, 05/03/16                                                          397
           337    4.50%, 03/07/17, FRN                                                     315
            51    5.00%, 03/07/17, FRN                                                      48
            30    8.75%, 11/21/33                                                           33
                  Republic of South Africa (South Africa)
                  (Yankee),
            40    9.13%, 05/19/09                                                           47
           205    8.50%, 06/23/17                                                          257
            20    Republic of Trinidad & Tobago
                  (Trinidad & Tobago),
                  9.75%, 07/01/20, Regulation S                                             28
                  Republic of Turkey (Turkey),
           120    11.50%, 01/23/12                                                         155
            55    11.00%, 01/14/13                                                          71
            50    11.88%, 01/15/30                                                          72
                  Republic of Ukraine (Ukraine),
           250    6.88%, 03/04/11, #                                                       263
           360    7.65%, 06/11/13, Regulation S                                            397
                  Republic of Venezuela (Venezuela),
           625    10.75%, 09/19/13                                                         723
            65    7.00%, 12/01/18, Regulation S                                             59
           160    9.25%, 09/15/27                                                          165
                  Russian Federation (Russia),
           100    10.00%, 06/26/07, Regulation S                                           112
             5    11.00%, 07/24/18, Regulation S                                             7
           145    12.75%, 06/24/28, Regulation S                                           247
           547    5.00%, 03/31/30, Regulation S, SUB                                       574
                  U.K. Treasury Gilt (United Kingdom),
GBP         10    8.50%, 12/07/05                                                           20
GBP         30    5.00%, 03/07/08                                                           58
GBP         40    5.75%, 12/07/09                                                           80
GBP         10    8.00%, 09/27/13                                                           23
GBP         15    4.75%, 09/07/15                                                           29
GBP         15    6.00%, 12/07/28                                                           35
                  United Mexican States (Mexico),
           125    6.38%, 01/16/13, MTN                                                     132
           120    6.63%, 03/03/15                                                          129
            35    8.13%, 12/30/19                                                           42
            20    11.50%, 05/15/26                                                          31
           155    8.30%, 08/15/31, MTN                                                     187
            53    7.50%, 04/08/33, Ser. A, MTN                                              58
                  ----------------------------------------------------------------------------
                  Total Foreign Government Securities                                   10,383
                  (Cost $9,371)
                  ----------------------------------------------------------------------------

                  SUPRANATIONAL NOTES & BONDS -- 0.5%
$          200    Inter-American Development Bank,
                  7.38%, 01/15/10                                               $          228
                  (Cost $203)

                  CORPORATE NOTES & BONDS -- 36.5%
                  ADVERTISING -- 0.3%
            50    RH Donnelley Corp., 6.88%, 01/15/13, #                                    51
            30    RH Donnelley Finance Corp. I, 10.88%,
                  12/15/12, #                                                               35
            50    Vertis, Inc., 9.75%, 04/01/09                                             54
                  ----------------------------------------------------------------------------
                                                                                           140
                  ----------------------------------------------------------------------------

                  AEROSPACE -- 0.4%
            15    General Dynamics Corp., 2.13%,
                  05/15/06                                                                  15
           140    L-3 Communications Corp., 7.63%,
                  06/15/12                                                                 153
                  ----------------------------------------------------------------------------
                                                                                           168
                  ----------------------------------------------------------------------------

                  AGRICULTURAL PRODUCTION/SERVICES -- 0.1%
            30    RJ Reynolds Tobacco Holdings, Inc.,
                  7.88%, 05/15/09, Ser. B                                                   33

                  AIRLINES -- 0.3%
           132    Northwest Airlines Corp., 8.07%,
                  10/01/19, Ser. 2000-1                                                    146

                  APPAREL -- 0.1%
            60    Russell Corp., 9.25%, 05/01/10                                            65

                  APPLIANCES & HOUSEHOLD DURABLES -- 0.1%
            45    Gregg Appliances, Inc., 9.00%,
                  02/01/13, #                                                               44

                  AUTOMOTIVE -- 2.1%
            10    DaimlerChrysler N.A. Holding Corp.,
                  7.20%, 09/01/09                                                           11
                  Ford Motor Credit Co.,
           330    7.38%, 10/28/09                                                          345
            65    4.05%, 01/15/10, FRN                                                      65
            70    7.88%, 06/15/10                                                           75
            15    7.00%, 10/01/13                                                           15

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  AUTOMOTIVE -- CONTINUED
                  General Motors Acceptance Corp.,
$           35    6.13%, 09/15/06                                               $           36
            35    6.75%, 12/01/14                                                           34
                  General Motors Corp.,
            25    7.20%, 01/15/11                                                           25
            10    8.25%, 07/15/23                                                           10
           160    8.38%, 07/15/33                                                          157
                  Tenneco Automotive, Inc.,
            30    10.25%, 07/15/13, Ser. B                                                  35
            35    8.63%, 11/15/14, #                                                        37
                  TRW Automotive, Inc.,
            22    9.38%, 02/15/13                                                           25
            97    11.00%, 02/15/13                                                         114
                  ----------------------------------------------------------------------------
                                                                                           984
                  ----------------------------------------------------------------------------

                  BANKING -- 1.5%
            75    Abbey National Capital Trust I, 8.96%,
                  to 6/30; thereafter FRN, 12/31/49 +                                      107
           165    ABN-Amro North American Holding
                  Preferred Capital Repackage Trust I,
                  6.52%, to 11/12; thereafter FRN,
                  12/31/49, # +                                                            181
            20    ANZ Capital Trust II, 5.36%,
                  12/31/49, # +                                                             20
            10    Cadets Trust, 4.80%,
                  07/15/13, Ser. 2003-1, #                                                  10
            15    HBOS Treasury Services PLC
                  (United Kingdom), 3.60%,
                  08/15/07, MTN, #                                                          15
            15    Industrial Bank of Korea (South Korea),
                  4.00%, to 05/09; thereafter FRN,
                  05/19/14, #                                                               15
            10    KBC Bank Fund Trust III, 9.86%, to
                  11/09; thereafter FRN, 11/29/49, #                                        12
            15    Popular North America, Inc., 4.70%,
                  06/30/09                                                                  15
                  RBS Capital Trust I,
             5    6.43%, to 1/34; thereafter FRN,
                  12/29/49                                                                   5
           285    5.51%, to 9/14; thereafter FRN,
                  12/31/49                                                                 291
            20    SunTrust Bank, 2.50%, 11/01/06                                            20
             5    Swedbank (Sweden), 9.00%, to 03/10;
                  thereafter FRN, 12/31/49, #                                                6
                  ----------------------------------------------------------------------------
                                                                                           697
                  ----------------------------------------------------------------------------

                  BIOTECHNOLOGY -- 0.1%
$           45    Bio-Rad Laboratories, Inc., 7.50%,
                  08/15/13                                                      $           49

                  BROADCASTING/CABLE -- 0.6%
           145    Cablevision Systems Corp., 8.00%,
                  04/15/12, # +                                                            164
                  Echostar DBS Corp.,
           110    6.38%, 10/01/11                                                          113
            15    6.63%, 10/01/14, #                                                        15
                  ----------------------------------------------------------------------------
                                                                                           292
                  ----------------------------------------------------------------------------

                  BUSINESS SERVICES -- 0.1%
            10    Cendant Corp., 7.13%, 03/15/15                                            11
            50    Iron Mountain, Inc., 8.63%, 04/01/13                                      53
                  ----------------------------------------------------------------------------
                                                                                            64
                  ----------------------------------------------------------------------------

                  CHEMICALS -- 1.3%
            10    Albemarle Corp., 5.10%, 02/01/15 +                                        10
            80    Crompton Corp., 9.88%, 08/01/12                                           90
            30    Huntsman International LLC, 9.88%,
                  03/01/09                                                                  33
                  Huntsman LLC,
            55    11.63%, 10/15/10                                                          66
            25    11.50%, 07/15/12, #                                                       30
            15    ICI Wilmington, Inc., 5.63%, 12/01/13                                     15
             3    IMC Global, Inc., 10.88%, 06/01/08, Ser. B                                 4
                  Lyondell Chemical Co.,
            10    9.63%, 05/01/07, Ser. A                                                   11
           115    10.88%, 05/01/09                                                         120
             3    Millennium America, Inc., 9.25%,
                  06/15/08                                                                   3
           120    Nalco Co., 7.75%, 11/15/11                                               129
            75    PolyOne Corp., 10.63%, 05/15/10                                           86
             5    The Dow Chemical Co., 7.38%, 11/01/29                                      6
                  ----------------------------------------------------------------------------
                                                                                           603
                  ----------------------------------------------------------------------------

                  CONSTRUCTION -- 1.0%
                  Ainsworth Lumber Co. LTD (Canada),
            65    7.25%, 10/01/12, # +                                                      67
            20    6.75%, 03/15/14 +                                                         20

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  CONSTRUCTION -- CONTINUED
                  Beazer Homes USA, Inc.,
$           45    8.38%, 04/15/12 +                                             $           49
            35    6.50%, 11/15/13 +                                                         36
            80    D.R. Horton, Inc., 9.38%, 03/15/11                                        87
           100    KB Home, 8.63%, 12/15/08                                                 113
            20    Meritage Homes Corp., 6.25%,
                  03/15/15, #                                                               20
                  Pulte Homes, Inc.,
            10    5.25%, 01/15/14                                                           10
            75    6.38%, 05/15/33                                                           76
                  ----------------------------------------------------------------------------
                                                                                           478
                  ----------------------------------------------------------------------------

                  CONSUMER PRODUCTS -- 0.4%
            25    ALH Finance LLC / ALH Finance Corp.,
                  8.50%, 01/15/13, #                                                        26
           311    Drypers Corp., 10.25%, 06/15/07,
                  Ser. B (d) (f) *                                                           3
            55    Elizabeth Arden, Inc., 7.75%, 01/15/14                                    59
            70    Playtex Products, Inc., 8.00%, 03/01/11                                   76
             5    Sealy Mattress, Co., 8.25%, 06/15/14                                       5
                  ----------------------------------------------------------------------------
                                                                                           169
                  ----------------------------------------------------------------------------

                  CONSUMER SERVICES -- 1.0%
            25    Alderwoods Group, Inc., 7.75%,
                  09/15/12, # +                                                             27
           100    Corrections Corp. of America, 7.50%,
                  05/01/11                                                                 106
                  Service Corp. International,
             9    6.00%, 12/15/05                                                            9
            70    7.70%, 04/15/09                                                           75
           130    6.75%, 04/01/16                                                          133
            55    Stewart Enterprises, Inc., 6.25%,
                  02/15/13, #                                                               55
            50    United Rentals North America, Inc.,
                  6.50%, 02/15/12                                                           50
                  ----------------------------------------------------------------------------
                                                                                           455
                  ----------------------------------------------------------------------------

                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.7%
            80    Celestica, Inc. (Canada), 7.88%,
                  07/01/11                                                                  84
            45    Flextronics International LTD
                  (Singapore), 6.50%, 05/15/13                                              47
                  Rayovac Corp.,
$          110    8.50%, 10/01/13                                               $          120
            45    7.38%, 02/01/15, #                                                        46
            20    Sanmina-SCI Corp., 6.75%, 03/01/13, #                                     20
                  ----------------------------------------------------------------------------
                                                                                           317
                  ----------------------------------------------------------------------------

                  ENTERTAINMENT/LEISURE -- 0.5%
            25    Argosy Gaming Co., 7.00%, 01/15/14 +                                      28
                  Six Flags, Inc.,
             3    8.88%, 02/01/10                                                            3
            35    9.75%, 04/15/13                                                           33
           100    Vail Resorts, Inc., 6.75%, 02/15/14                                      102
            50    Warner Music Group, 7.38%,
                  04/15/14, #                                                               53
                  ----------------------------------------------------------------------------
                                                                                           219
                  ----------------------------------------------------------------------------

                  ENVIRONMENTAL SERVICES -- 0.4%
                  Allied Waste North America, Inc.,
            50    6.13%, 02/15/14 +                                                         47
           120    7.38%, 04/15/14, Ser. B +                                                115
                  ----------------------------------------------------------------------------
                                                                                           162
                  ----------------------------------------------------------------------------

                  FINANCIAL SERVICES -- 5.8%
                  American General Finance Corp.,
            25    3.00%, 11/15/06, Ser. H, MTN +                                            25
             5    4.50%, 11/15/07, Ser. H, MTN +                                             5
           120    Arch Western Finance LLC, 6.75%,
                  07/01/13, # +                                                            125
         1,097    Core Investment Grade Bond Trust I,
                  4.73%, 11/30/07                                                        1,107
            10    FleetBoston Financial Corp., 7.25%,
                  09/15/05                                                                  10
                  Goldman Sachs Group, Inc.,
           360    5.13%, 01/15/15                                                          360
            20    6.35%, 02/15/34                                                           21
                  HSBC Capital Funding LP (Channel Islands),
           130    4.61%, to 06/13; thereafter FRN,
                  12/31/49 #                                                               125
            30    9.55%, to 06/10; thereafter FRN,
                  12/31/49, # (i)                                                           37

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  FINANCIAL SERVICES -- CONTINUED
$          210    ING Capital Funding Trust III, 8.44%,
                  to 12/10; thereafter FRN, 12/31/49                            $          248
            95    Jostens IH Corp., 7.63%, 10/01/12, #                                      98
            25    Morgan Stanley, 5.80%, 04/01/07                                           26
            25    Nexstar Finance LLC/Nexstar Finance,
                  Inc., 12.00%, 04/01/08                                                    27
             5    Prudential Holdings LLC, 8.70%,
                  12/18/23, #                                                                6
            35    SLM Corp., 5.63%, 04/10/07,
                  Ser. A, MTN                                                               36
           224    Targeted Return Index (TRAINS), 8.21%,
                  08/01/15, Ser. HY-2004-1, #                                              241
            80    UGS Corp., 10.00%, 06/01/12, #                                            90
            65    Yell Finance BV (The Netherlands),
                  10.75%, 08/01/11                                                          74
                  ----------------------------------------------------------------------------
                                                                                         2,661
                  ----------------------------------------------------------------------------

                  FOOD/BEVERAGE PRODUCTS -- 0.4%
            10    Del Monte Corp., 6.75%, 02/15/15, #                                       10
            45    Delhaize America, Inc., 8.13%, 04/15/11                                   52
                  Dole Food Co., Inc.,
            25    7.25%, 06/15/10                                                           26
            25    8.88%, 03/15/11                                                           27
            55    Swift & Co., 10.13%, 10/01/09                                             61
                  ----------------------------------------------------------------------------
                                                                                           176
                  ----------------------------------------------------------------------------

                  HEALTH CARE/HEALTH CARE SERVICES -- 2.5%
           130    Ardent Health Services, Inc., 10.00%,
                  08/15/13 +                                                               137
            95    Extendicare Health Services, Inc.,
                  6.88%, 05/01/14                                                           97
           100    Fresenius Medical Care Capital Trust IV,
                  7.88%, 06/15/11                                                          111
           120    Genesis HealthCare Corp., 8.00%,
                  10/15/13                                                                 132
           200    HCA, Inc., 6.75%, 07/15/13                                               208
           700    Mariner Health Group, Inc., 9.50%,
                  04/01/06, Ser. B (d) (f) *                                                 0^^
           100    Medex, Inc., 8.88%, 05/15/13                                             115
            45    Select Medical Corp., 7.63%,
                  02/01/15, #                                                               47
                  Tenet Healthcare Corp.,
$           60    6.50%, 06/01/12                                               $           55
            50    7.38%, 02/01/13                                                           47
            65    9.25%, 02/01/15, #                                                        67
           100    Triad Hospitals, Inc., 7.00%, 11/15/13                                   103
            15    UnitedHealth Group, Inc., 3.30%,
                  01/30/08                                                                  15
                  ----------------------------------------------------------------------------
                                                                                         1,134
                  ----------------------------------------------------------------------------
                  HOTELS/OTHER LODGING -- 0.7%
            50    Ameristar Casinos, Inc., 10.75%,
                  02/15/09 +                                                                56
            30    Caesars Entertainment, Inc., 7.00%,
                  04/15/13                                                                  33
            40    ITT Corp., 7.38%, 11/15/15                                                46
            50    Mandalay Resort Group, 10.25%,
                  08/01/07, Ser. B                                                          56
            80    MGM Mirage, 6.75%, 09/01/12                                               85
            60    Starwood Hotels & Resorts Worldwide,
                  Inc., 7.88%, 05/01/12                                                     69
                  ----------------------------------------------------------------------------
                                                                                           345
                  ----------------------------------------------------------------------------

                  INSURANCE -- 0.2%
            10    Arch Capital Group LTD (Bermuda),
                  7.35%, 05/01/34 +                                                         11
            20    Aspen Insurance Holdings LTD
                  (Bermuda), 6.00%, 08/15/14, # +                                           21
            15    CNA Financial Corp., 5.85%, 12/15/14 +                                    15
            10    Liberty Mutual Group, 7.00%,
                  03/15/34, #                                                               11
            20    Monumental Global Funding II, 3.90%,
                  06/15/09, #                                                               19
                  Nationwide Financial Services, Inc.,
             5    6.25%, 11/15/11                                                            5
             5    5.90%, 07/01/12                                                            5
             5    Odyssey Re Holdings Corp., 7.65%,
                  11/01/13                                                                   6
                  ----------------------------------------------------------------------------
                                                                                            93
                  ----------------------------------------------------------------------------

                  MACHINERY & ENGINEERING EQUIPMENT -- 0.3%
           125    Terex Corp., 7.38%, 01/15/14                                             132

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  METALS/MINING -- 0.6%
$           45    Novelis, Inc. (Canada), 7.25%,
                  02/15/15, #                                                   $           47
           200    Peabody Energy Corp., 6.88%,
                  03/15/13, Ser. B                                                         216
                  ----------------------------------------------------------------------------
                                                                                           263
                  ----------------------------------------------------------------------------

                  MULTI-MEDIA -- 2.0%
            70    CanWest Media Inc. (Canada), 8.00%,
                  09/15/12, #                                                               75
           115    Charter Communications Operating LLC,
                  8.00%, 04/30/12, #                                                       118
            10    Clear Channel Communications, Inc.,
                  5.50%, 09/15/14                                                           10
            25    Comcast Cable Communications
                  Holdings, Inc., 8.38%, 03/15/13 +                                         30
                  Dex Media, Inc.,
             5    8.00%, 11/15/13, Ser. B                                                    5
           125    0% to 11/08; thereafter 9.00%,
                  11/15/13, SUB                                                             98
            80    DirecTV Holdings LLC, 8.38%, 03/15/13                                     90
            25    Houghton Mifflin Co., 9.88%, 02/01/13                                     26
            75    Lodgenet Entertainment Corp., 9.50%,
                  06/15/13                                                                  83
             5    News America, Inc., 6.20%, 12/15/34, #                                     5
            80    Sinclair Broadcast Group, Inc., 8.00%,
                  03/15/12                                                                  85
            65    Sun Media Corp. (Canada), 7.63%,
                  02/15/13                                                                  70
            10    Time Warner Entertainment Co., LP,
                  8.38%, 03/15/23                                                           13
           115    Time Warner, Inc., 7.63%, 04/15/31 +                                     141
            10    Viacom, Inc., 7.88%, 07/30/30                                             13
            60    Videotron Ltee (Canada),
                  6.88%, 01/15/14, #                                                        63
                  ----------------------------------------------------------------------------
                                                                                           925
                  ----------------------------------------------------------------------------

                  OFFICE/BUSINESS EQUIPMENT -- 0.2%
            90    Xerox Corp., 7.63%, 06/15/13                                              98

                  OIL & GAS -- 2.0%
             5    Alberta Energy Co. LTD (Canada)
                  (Yankee), 7.38%, 11/01/31 +                                                6
$           15    BP Capital Markets PLC
                  (United Kingdom),
                  2.75%, 12/29/06 +                                             $           15
             5    Canadian Natural Resources LTD
                  Canada) (Yankee), 7.20%, 01/15/32                                          6
           115    Chesapeake Energy Corp., 6.88%,
                  01/15/16                                                                 124
           140    Denbury Resources, Inc., 7.50%,
                  04/01/13                                                                 151
            90    Devon Financing Corp. ULC, 7.88%,
                  09/30/31                                                                 115
           165    Gazprom International SA (Luxembourg),
                  7.20%, 02/01/20, #                                                       175
            35    Hanover Compressor Co., 9.00%,
                  06/01/14                                                                  39
            10    Kerr-McGee Corp., 6.95%, 07/01/24                                         11
            85    Newfield Exploration Co., 6.63%,
                  09/01/14, #                                                               92
            20    Pioneer Natural Resources Co., 5.88%,
                  07/15/16                                                                  21
            35    Swift Energy Co., 9.38%, 05/01/12                                         39
            15    The Premcor Refining Group, Inc.,
                  7.50%, 06/15/15                                                           16
             5    Transocean, Inc. (Cayman Islands),
                  7.50%, 04/15/31                                                            6
            85    Valero Energy Corp., 7.50%, 04/15/32                                     105
                  ----------------------------------------------------------------------------
                                                                                           921
                  ----------------------------------------------------------------------------

                  PACKAGING -- 1.2%
           110    Crown European Holdings SA (France),
                  9.50%, 03/01/11                                                          124
            20    Graphic Packaging International Corp.,
                  9.50%, 08/15/13                                                           23
            25    Jefferson Smurfit Corp., 7.50%,
                  06/01/13                                                                  26
                  Owens-Brockway Glass Container, Inc.,
            50    8.75%, 11/15/12                                                           56
           125    8.25%, 05/15/13                                                          137
            65    Silgan Holdings, Inc., 6.75%, 11/15/13                                    67
           100    Smurfit - Stone Container Enterprises,
                  Inc., 9.75%, 02/01/11                                                    109
                  ----------------------------------------------------------------------------
                                                                                           542
                  ----------------------------------------------------------------------------

                  PAPER/FOREST PRODUCTS -- 0.9%
           110    Bowater, Inc., 6.50%, 06/15/13 +                                         112

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  PAPER/FOREST PRODUCTS -- CONTINUED
                  Georgia-Pacific Corp.,
$          100    8.88%, 02/01/10                                               $          117
           100    9.50%, 12/01/11                                                          124
             5    International Paper Co., 5.85%,
                  10/30/12                                                                   5
            30    Millar Western Forest Products LTD
                  (Canada), 7.75%, 11/15/13                                                 32
            10    Neenah Paper, Inc., 7.38%, 11/15/14, #                                    10
            25    Tembec Industries, Inc. (Canada),
                  8.50%, 02/01/11                                                           25
                  ----------------------------------------------------------------------------
                                                                                           425
                  ----------------------------------------------------------------------------

                  PHARMACEUTICALS -- 0.0% ^
            10    Hospira, Inc., 4.95%, 06/15/09                                            11
             5    Wyeth, 6.45%, 02/01/24                                                     5
                  ----------------------------------------------------------------------------
                                                                                            16
                  ----------------------------------------------------------------------------

                  PIPELINES -- 0.6%
           100    Dynegy Holdings, Inc., 10.13%,
                  07/15/13, #                                                              114
                  Kinder Morgan Energy Partners LP,
             5    5.13%, 11/15/14                                                            5
            10    7.40%, 03/15/31                                                           12
             5    7.75%, 03/15/32                                                            6
             5    7.30%, 08/15/33                                                            6
           100    Northwest Pipeline Corp., 8.13%,
                  03/01/10                                                                 110
            20    Williams Companies, Inc., 8.13%,
                  03/15/12                                                                  23
                  ----------------------------------------------------------------------------
                                                                                           276
                  ----------------------------------------------------------------------------

                  REAL ESTATE -- 0.0% ^
            10    Westfield Capital Corp., LTD (Australia),
                  5.13%, 11/15/14, #                                                        10

                  REAL ESTATE INVESTMENT TRUST -- 0.2%
            30    Host Marriott LP, 9.25%, 10/01/07,
                  Ser. G                                                                    33
            35    Ventas Realty LP/Ventas Capital Corp.,
                  9.00%, 05/01/12                                                           41
                  ----------------------------------------------------------------------------
                                                                                            74
                  ----------------------------------------------------------------------------

                  RETAILING -- 0.8%
$          130    Dillard's, Inc., 7.85%, 10/01/12                              $          143
            50    Ferrellgas Escrow LLC/Ferrellgas
                  Finance Escrow Corp., 6.75%,
                  05/01/14                                                                  50
                  J.C. Penney Co., Inc.,
            30    8.00%, 03/01/10                                                           34
            60    6.88%, 10/15/15, Ser. A, MTN                                              67
            20    Safeway, Inc., 4.13%, 11/01/08                                            20
            45    Saks, Inc., 7.50%, 12/01/10                                               48
                  ----------------------------------------------------------------------------
                                                                                           362
                  ----------------------------------------------------------------------------

                  SEMI-CONDUCTORS -- 0.2%
           100    Freescale Semiconductor, Inc., 7.13%,
                  07/15/14                                                                 109

                  SHIPPING/TRANSPORTATION -- 0.0% ^
                  Norfolk Southern Corp.,
             5    7.80%, 05/15/27                                                            7
             5    7.25%, 02/15/31                                                            6
             5    Union Pacific Corp., 6.65%, 01/15/11                                       5
                  ----------------------------------------------------------------------------
                                                                                            18
                  ----------------------------------------------------------------------------

                  STEEL -- 0.2%
            70    EURamax International, Inc., 8.50%,
                  08/15/11                                                                  75

                  TELECOMMUNICATIONS -- 5.4%
           175    AT&T Corp., 9.05%, 11/15/11 +                                            202
                  AT&T Wireless Services, Inc.,
            10    7.88%, 03/01/11 +                                                         12
           175    8.13%, 05/01/12 +                                                        208
            10    8.75%, 03/01/31 +                                                         14
                  Bellsouth Corp.,
           450    4.20%, 09/15/09 +                                                        444
            20    6.00%, 11/15/34 +                                                         20
            15    British Telecom PLC (United Kingdom),
                  8.88%, 12/15/30 +                                                         21
           110    Cincinnati Bell, Inc., 8.38%, 01/15/14                                   113
            45    Consolidated Communications Illinois/
                  Texas Holdings, Inc., 9.75%, 04/01/12, #                                  49

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  TELECOMMUNICATIONS -- CONTINUED
                  Deutsche Telekom International
                  Finance BV (The Netherlands),
$           30    5.25%, 07/22/13                                               $           31
             5    8.75%, 06/15/30                                                            7
                  France Telecom (France),
            15    7.75%, 03/01/11                                                           18
            10    8.50%, 03/01/31                                                           14
            40    Insight Midwest LP/Insight Capital, Inc.,
                  9.75%, 10/01/09                                                           42
                  Intelsat Bermuda LTD (Bermuda),
            20    7.81%, 01/15/12, FRN, #                                                   21
            20    8.63%, 01/15/15, #                                                        21
            75    Koninklijke KPN NV (The Netherlands),
                  8.00%, 10/01/10                                                           87
            45    MCI Inc., 8.74%, 05/01/14                                                 51
                  Nextel Communications, Inc.,
            85    6.88%, 10/31/13                                                           92
           100    7.38%, 08/01/15                                                          110
            30    Nortel Networks LTD (Canada), 6.13%,
                  02/15/06                                                                  30
            95    PanAmSat Corp., 9.00%, 08/15/14                                          105
            50    Qwest Communications International,
                  6.29%, 02/15/09, FRN, #                                                   51
            95    Qwest Corp., 9.13%, 03/15/12, #                                          110
                  ROGERS Wireless Communications, Inc.
                  (Canada),
            50    9.63%, 05/01/11                                                           59
           105    6.38%, 03/01/14                                                          108
            20    Rural Cellular Corp., 8.25%, 03/15/12                                     21
                  SBC Communications, Inc.,
            10    5.10%, 09/15/14                                                           10
            20    5.63%, 06/15/16                                                           21
                  Sprint Capital Corp.,
           110    6.90%, 05/01/19                                                          122
             5    8.75%, 03/15/32                                                            7
            10    TCI Communications, Inc., 7.88%,
                  02/15/26                                                                  12
                  Telecom Italia Capital SA (Luxembourg),
            10    4.00%, 11/15/08                                                           10
            20    4.00%, 01/15/10, #                                                        19
           180    Verizon Global Funding Corp., 7.38%,
                  09/01/12                                                                 207
$           15    Verizon New England, Inc., 4.75%,
                  10/01/13, Ser. C                                              $           15
            15    Verizon New York, Inc., 6.88%,
                  04/01/12, Ser. A                                                          17
                  ----------------------------------------------------------------------------
                                                                                         2,501
                  ----------------------------------------------------------------------------

                  UTILITIES -- 1.3%
            10    Alabama Power Co., 2.80%, 12/01/06,
                  Ser. Y +                                                                  10
             5    Arizona Public Service Co., 4.65%,
                  05/15/15 +                                                                 5
            20    Calpine Corp., 9.63%, 09/30/14, #                                         21
            50    CMS Energy Corp., 7.75%, 08/01/10 +                                       55
                  Dominion Resources, Inc.,
            15    8.13%, 06/15/10, Ser. A                                                   17
            85    6.30%, 03/15/33                                                           90
            65    DPL, Inc., 6.88%, 09/01/11                                                71
             5    DTE Energy Co., 6.38%, 04/15/33                                            5
            15    FPL Group Capital, Inc., 7.63%,
                  09/15/06                                                                  16
             5    National Rural Utilities Cooperative
                  Finance Corp., 6.50%, 03/01/07,
                  Ser. C, MTN                                                                5
            15    Nisource Finance Corp., 6.15%,
                  03/01/13                                                                  16
            10    Pacificorp, 4.30%, 09/15/08                                               10
            10    Pepco Holdings, Inc., 7.45%, 08/15/32                                     12
                  Progress Energy, Inc.,
            25    6.85%, 04/15/12                                                           28
             5    7.00%, 10/30/31                                                            6
            10    PSEG Power LLC, 8.63%, 04/15/31                                           14
           110    Sierra Pacific Resources, 8.63%,
                  03/15/14                                                                 121
            15    Southern California Edison Co., 5.00%,
                  01/15/16                                                                  15
            30    TECO Energy, Inc., 7.20%, 05/01/11                                        33
            40    Texas Genco LLC/Texas Genco
                  Financing Corp., 6.88%, 12/15/14, #                                       43
            25    The AES Corp., 7.75%, 03/01/14 +                                          28
                  ----------------------------------------------------------------------------
                                                                                           621
                  ----------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                         16,862
                  (Cost $17,076)
                  ----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  RESIDENTIAL MORTGAGE BACKED SECURITIES -- 21.7%
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
$        2,692    Credit Suisse First Boston Mortgage
                  Securities Corp., 0.97%, 06/25/20,
                  Ser. 1997-2X, FRN, IO, # +                                    $           27
             1    DLJ Mortgage Acceptance Corp.,
                  126.50%, 07/28/27, Ser. 1997-D, FRN, #                                     1
           650    Federal National Mortgage Association,
                  5.00%, 07/01/34, Ser. 353, Class 2, IO                                   165
            34    MASTR Alternative Loans Trust, 8.00%,
                  01/25/35, Ser. 2004-13, Class 10A1                                        36
                  ----------------------------------------------------------------------------
                                                                                           229
                  ----------------------------------------------------------------------------

                  MORTGAGE BACKED PASS-THROUGH
                  SECURITIES -- 21.2%
                  Federal Home Loan Mortgage Corp.,
            20    6.00%, 05/01/17, Gold Pool E89420                                         21
           790    6.00%, 03/15/34, Gold Pool, TBA                                          811
           210    6.00%, 04/15/34, Gold Pool, TBA                                          215
           100    6.00%, 01/01/35, Gold Pool A29420                                        103
                  Federal National Morgage Association,
           469    6.00%, 03/01/33, Pool 686332                                             482
           500    5.50%, 03/25/34, TBA                                                     504
           800    6.00%, 03/25/34, TBA                                                     821
         2,200    5.00%, 04/25/34, TBA                                                   2,163
           400    5.50%, 04/25/34, TBA                                                     402
            96    5.50%, 06/01/34, Pool 780921                                              96
           400    5.50%, 11/01/34, Pool 802089                                             404
           497    5.50%, 12/01/34, Pool 781823                                             501
           517    6.00%, 01/01/35, Pool 787546                                             530
           423    6.00%, 01/01/35, Pool 808932                                             434
           295    6.00%, 01/01/35, Pool 806206                                             303
           448    6.50%, 01/01/35, Pool 787547                                             468
           230    7.00%, 01/01/35, Pool 787548                                             242
            50    6.50%, 02/01/35, Pool 787555                                              52
            15    7.00%, 02/01/35, Pool 787556                                              16
           400    5.00%, 03/25/35, TBA                                                     394
           800    Government National Mortgage
                  Association, 5.50%, 03/15/35, TBA                                        813
                  ----------------------------------------------------------------------------
                                                                                         9,775
                  ----------------------------------------------------------------------------
                  Total Residential Mortgage
                  Backed Securities                                                     10,004
                  (Cost $10,213)
                  ----------------------------------------------------------------------------

                  COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.9%
$           25    Bear Stearns Commercial Mortgage
                  Securities, Inc., 4.52%, 11/11/41,
                  Ser. 2004-PWR6, Class A4 +                                    $           25
           150    Credit Suisse First Boston Mortgage
                  Securities Corp., 6.38%, 12/16/35,
                  Ser. 2001-CK1, Class A3                                                  163
                  Greenwich Capital Commercial Funding Corp.,
            45    4.11%, 07/05/35, Ser. 2003-C1, Class A4                                   43
            40    4.80%, 08/10/42, Ser. 2005-GG3,
                  Class A4, FRN                                                             40
            40    4.86%, 08/10/42, Ser. 2005-GG3,
                  Class AJ, FRN                                                             39
            60    LB-UBS Commercial Mortgage Trust,
                  6.65%, 11/15/27, Ser. 2001-C2, Class A2                                   66
            20    Morgan Stanley Dean Witter Capital I,
                  4.92%, 03/12/35, Ser. 2003-HQ2,
                  Class A2                                                                  20
            40    Wachovia Bank Commercial Mortgage
                  Trust, 4.85%, 10/15/41, Ser. 2005, - C16,
                  Class A4, FRN                                                             40
                  ----------------------------------------------------------------------------
                  Total Commercial Mortgage
                  Backed Securities                                                        436
                  (Cost $419)
                  ----------------------------------------------------------------------------

                  ASSET BACKED SECURITIES -- 1.8%
            35    American Express Credit Account
                  Master Trust, 1.69%, 01/15/09,
                  Ser. 2003-4, Class A +                                                    34
                  AmeriCredit Automobile Receivables Trust,
            10    2.75%, 10/09/07, Ser. 2003-CF,
                  Class A3 +                                                                10
            10    2.98%, 07/06/09, Ser. 2004-DF,
                  Class A3 +                                                                10
            10    3.48%, 05/06/10, Ser. 2003-CF,
                  Class A4 +                                                                10
            15    2.84%, 08/06/10, Ser. 2003-DM,
                  Class A4 +                                                                15
                  Capital Auto Receivables Asset Trust,
            23    2.63%, 02/15/07, Ser. 2003-2,
                  Class A3B, FRN                                                            23
            25    1.96%, 01/15/09, Ser. 2003-2,
                  Class A4A                                                                 24

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~          ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  ASSET BACKED SECURITIES -- CONTINUED
$           10    Capital One Auto Finance Trust, 3.18%,
                  09/15/10, Ser. 2003-B, Class A4                               $           10
            45    Capital One Multi-Asset Execution Trust,
                  3.65%, 07/15/11, Ser. 2003-A4, Class A4                                   44
            15    Citibank Credit Card Issuance Trust,
                  5.65%, 06/16/08, Ser. 2001-A6, Class A6                                   15
                  Countrywide Asset-Backed Certificates,
            20    3.61%, 04/25/30, Ser. 2003-5,
                  Class AF3 +                                                               20
            15    5.41%, 01/25/34, Ser. 2003-5,
                  Class MF1 +                                                               15
            10    Daimler Chrysler Auto Trust, 2.88%,
                  10/08/09, Ser. 2003-A, Class A4                                           10
            75    Ford Credit Auto Owner Trust, 3.54%,
                  11/15/08, Ser. 2004-A, Class A4                                           73
            75    Household Automotive Trust, 2.22%,
                  11/17/09, Ser. 2003-1, Class A4                                           73
            31    Long Beach Mortgage Loan Trust,
                  2.97%, 07/25/33, Ser. 2003-3,
                  Class A, FRN                                                              31
            10    M&I Auto Loan Trust, 2.97%, 04/20/09,
                  Ser. 2003-1, Class A4                                                     10
            20    Morgan Stanley Auto Loan Trust, 2.17%,
                  04/15/11, Ser. 2003-HB1, Class A2                                         20
            40    National City Auto Receivables Trust,
                  2.88%, 05/15/11, Ser. 2004-A, Class A4                                    39
                  Onyx Acceptance Grantor Trust,
            10    3.20%, 03/15/10, Ser. 2003-D, Class A4                                    10
            15    2.66%, 05/17/10, Ser. 2003-C, Class A4                                    15
            75    3.89%, 02/15/11, Ser. 2004-B, Class A4                                    73
            10    Option One Mortgage Loan Trust,
                  2.97%, 08/25/33, Ser. 2003-5,
                  Class A2, FRN                                                             10
            20    PSE&G Transition Funding LLC, 6.61%,
                  06/15/15, Ser. 2001-1, Class A6                                           22
                  Residential Asset Securities Corp.,
             5    2.90%, 07/25/32, Ser. 2002-KS4,
                  Class AIIB, FRN                                                            5
            16    2.94%, 07/25/33, Ser. 2003-KS5,
                  Class AIIB, FRN                                                           16
            65    SLM Student Loan Trust, 2.99%,
                  12/15/22, Ser.2003-11, Class A5, #                                        64
$           20    Triad Auto Receivables Owner Trust,
                  3.20%, 12/13/10, Ser. 2003-B, Class A4                        $           20
            40    USAA Auto Owner Trust, 2.04%,
                  02/16/10, Ser. 2003-1, Class A4                                           39
            25    Volkswagen Auto Loan Enhanced Trust,
                  2.94%, 03/22/10, Ser. 2003-2, Class A4                                    25
            15    Wachovia Asset Securitization, Inc.,
                  3.08%, 12/25/32, Ser. 2002-HE2,
                  Class A, FRN                                                              16
            15    WFS Financial Owner Trust, 3.15%,
                  05/20/11, Ser. 2003-4, Class A4                                           15
                  ----------------------------------------------------------------------------
                  Total Asset Backed Securities                                            816
                  (Cost $829)
                  ----------------------------------------------------------------------------

                  PRIVATE PLACEMENTS -- 5.4%
                  CO-OP APARTMENTS -- 5.4%
         1,301    270 5th Ave., Secured by First
                  Mortgage and Agreement on Co-op
                  Apartment Building in Brooklyn,
                  New York, 6.93%, 08/01/18, # (f) (i)                                   1,416
           516    3512 Oxford Ave., Secured By
                  First Mortgage and Agreement
                  on Co-op Apartment Building in
                  Riverdale, New York, 8.45%,
                  06/01/17, # (f) (i)                                                      591
           446    42 155th St., Secured by
                  First Mortgage and Agreement
                  on Co-op Apartment Building in
                  New York City, New York, 7.00%,
                  01/01/14, # (f) (i)                                                      478
                  ----------------------------------------------------------------------------
                  Total Private Placements                                               2,485
                  (Cost $2,263)
                  ----------------------------------------------------------------------------

SHARES
----------------------------------------------------------------------------------------------
                  WARRANTS -- 0.0% ^
                  FOREIGN GOVERNMENT SECURITIES -- 0.0% ^
             1    Republic of Venezuela (Oil Obligation)
                  (Venezuela), expires 4/15/20*                                             18
                  (Cost $0 ^^)
                  ----------------------------------------------------------------------------
                  Total Long-Term Investments                                           42,643
                  (Cost $41,763)
                  ----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)             ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 19.7%

                  U.S. TREASURY SECURITIES -- 0.5%
                  United States Treasury Bills,
$          125    2.36%, 04/28/05 + @                                           $          124
           110    1.88%, 11/30/05 + @                                                      109
                  ----------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                           233
                  (Cost $235)
                  ----------------------------------------------------------------------------

                  FOREIGN GOVERNMENT SECURITY -- 0.4%
EUR        150    French Treasury Bill (France), 0.00%,
                  04/14/05, DN +                                                           198
                  (Cost $193)

                  U.S. GOVERNMENT AGENCY SECURITIES -- 0.5%
                  Federal National Mortgage Association,
           115    2.95%, 12/09/05, DN +                                                    112
            90    3.00%, 12/12/05, DN +                                                     88
            30    2.97%, 12/19/05, DN +                                                     29
                  ----------------------------------------------------------------------------
                  U.S. Government Agency Securities                                        229
                  (Cost $229)
                  ----------------------------------------------------------------------------

                  COMMERCIAL PAPER -- 7.7%
                  ASSET BACKED SECURITIES -- 7.7%
           850    Aquinas Funding LLC, 2.37%,
                  05/09/05 +                                                               845
$          850    Atlantis One Funding Corp., 2.35%,
                  04/20/05 +                                                    $          847
           850    Fairway Finance Corp., 2.36%,
                  05/03/05 +                                                               846
         1,000    Grampian Funding LLC, 2.30%,
                  03/24/05 +                                                               999
                  ----------------------------------------------------------------------------
                  Total Commercial Paper                                                 3,537
                  (Cost $3,538)
                  ----------------------------------------------------------------------------

SHARES
----------------------------------------------------------------------------------------------
                  MONEY MARKET FUND -- 10.6%
         4,911    JPMorgan Prime Money Market
                  Fund (a) +                                                             4,911
                  (Cost $4,911)
                  ----------------------------------------------------------------------------
                  Total Short-Term Investments                                           9,108
                  (Cost $9,106)
                  ----------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 112.1%                                   $       51,751
                  (COST $50,869)
                  LIABILITIES IN EXCESS OF OTHER
                  ASSETS -- (12.1)%                                                     (5,593)
                  ----------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                          $       46,158
                  ----------------------------------------------------------------------------

                  Percentages indicated are based on net assets.

SUMMARY OF INVESTMENTS BY COUNTRY, FEBRUARY 28, 2005

COUNTRY                                                             % OF INVESTMENT SECURITIES
----------------------------------------------------------------------------------------------
United States                                                                  76.4%
Germany                                                                         2.7
Canada                                                                          2.3
Venezuela                                                                       1.8
Russia                                                                          1.8
Brazil                                                                          1.6
Peru                                                                            1.6
Colombia                                                                        1.3
Ukraine                                                                         1.3
France                                                                          1.2
Mexico                                                                          1.1
Panama                                                                          1.0
Italy                                                                           0.8
The Netherlands                                                                 0.6
El Salvador                                                                     0.6
South Africa                                                                    0.6
Turkey                                                                          0.6
United Kingdom                                                                  0.6
Malaysia                                                                        0.5
Other (below 0.5%)                                                              1.6
----------------------------------------------------------------------------------------------
TOTAL                                                                         100.0%
----------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                    NOTIONAL               UNREALIZED
NUMBER OF                                                                           VALUE AT             APPRECIATION
CONTRACTS       DESCRIPTION                             EXPIRATION DATE        2/28/05 (USD)      (DEPRECIATION) (USD)
----------------------------------------------------------------------------------------------------------------------
                LONG FUTURES OUTSTANDING
4               Euro-BOBL                                   March, 2005          $       597                   $    (2)
3               Euro-Schatz                                 March, 2005                  421                        (1)
14              Treasury Bonds                               June, 2005                1,573                       (15)
12              2 Year Treasury Notes                        June, 2005                2,489                        (6)
9               5 Year Treasury Notes                        June, 2005                  968                        (6)
1               10 Year Treasury Notes                       June, 2005                  110                         -^^

                SHORT FUTURES OUTSTANDING
(7)             Euro-BUND                                   March, 2005               (1,098)                        -^^
(8)             Treasury Bonds                               June, 2005                 (899)                        9
(4)             5 Year Treasury Notes                        June, 2005                 (430)                        3
(22)            10 Year Treasury Notes                       June, 2005               (2,417)                       15

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                   NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT           VALUE AT           APPRECIATION
         CONTRACTS TO BUY                       DATE        VALUE (USD)      2/28/05 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
    273                   CAD                3/29/05            $   218             $  221                  $   3
    270                   EUR                3/29/05                349                357                      8
      4                   EUR for
      3                   GBP                3/29/05                  5                  5                      -^^
-----------------------------------------------------------------------------------------------------------------
                                                                    572                583                     11
-----------------------------------------------------------------------------------------------------------------

                                                                                                   NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT           VALUE AT           APPRECIATION
         CONTRACTS TO BUY                       DATE        VALUE (USD)      2/28/05 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
    369                   CAD                3/29/05            $   297            $   299                  $  (2)
  1,938                   EUR                3/29/05              2,526              2,567                    (41)
    125                   GBP                3/29/05                233                240                     (7)
-----------------------------------------------------------------------------------------------------------------
                                                                  3,056              3,106                    (50)
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 28, 2005
(Amounts in thousands)

SHARES           ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 92.1%

                 PREFERRED STOCK -- 1.0%

                 FINANCIAL SERVICES -- 1.0%
             7   Pinto Totta International Finance,
                 7.77%, to 08/07; thereafter AR, # +                            $        7,095
                 (Cost $7,577)

PRINCIPAL
AMOUNT ~
----------------------------------------------------------------------------------------------
                 U.S. TREASURY SECURITY -- 0.7%
$        4,784   U.S. Treasury Bond, 1.62%,
                 01/15/15,                                                               4,754
                 (Cost $4,718)

                 FOREIGN GOVERNMENT SECURITIES -- 6.3%
EUR      4,050   Federal Republic of Germany
                 (Germany), 4.75%, 07/04/34,
                 Ser. 03                                                                 5,889
EUR      3,950   Government of France (France),
                 5.75%, 10/25/32                                                         6,580
         4,250   Republic of Chile (Chile), 3.11%,
                 01/28/08, FRN +                                                         4,280
         3,757   Republic of Colombia (Colombia),
                 9.75%, 04/09/11 +                                                       4,264
         2,250   Republic of Ukraine (Ukraine),
                 7.65%, 06/11/13, Regulation S                                           2,475
                 Russian Federation (Russia),
        14,250   8.75%, 07/24/05, # +                                                   14,536
         5,500   8.75%, 07/24/05, Regulation S                                           5,610
         1,800   United Mexican States (Mexico),
                 3.33%, 01/13/09, FRN                                                    1,824
                 -----------------------------------------------------------------------------
                 Total Foreign Government Securities                                    45,458
                 (Cost $44,908)
                 -----------------------------------------------------------------------------

                 STATE AND MUNICIPAL OBLIGATIONS -- 0.7%
                 ILLINOIS -- 0.3%
         2,350   Illinois State, Taxable Pension, GO,
                 2.50%, 06/01/08 +                                                       2,230

                 TEXAS -- 0.4%
         3,150   Texas Public Finance Authority,
                 Unemployment Compensation,
                 Ser. B, Rev., 2.63%, 06/15/06                                           3,104
                 -----------------------------------------------------------------------------
                 Total State and Municipal Obligations                                   5,334
                 (Cost $5,494)
                 -----------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 44.9%
                 ADVERTISING -- 0.5%
$        3,500   R.H. Donnelley, Inc., 8.88%,
                 12/15/10 +                                                     $        3,868

                 AGRICULTURAL PRODUCTION/SERVICES -- 0.5%
         3,170   National Agricultural Cooperative
                 Federation (South Korea), 5.75%,
                 06/18/14, FRN                                                           3,293

                 AUTOMOTIVE -- 2.8%
         8,950   DaimlerChrysler N.A. Holding Corp.,
                 3.47%, 05/24/06, MTN, FRN +                                             8,997
                 Ford Motor Credit Co.,
         4,500   4.95%, 01/15/08 +                                                       4,454
           650   5.80%, 01/12/09 +                                                         649
                 General Motors Acceptance Corp.,
           900   6.75%, 01/15/06 +                                                         918
         5,150   6.13%, 08/28/07 +                                                       5,244
                 -----------------------------------------------------------------------------
                                                                                        20,262
                 -----------------------------------------------------------------------------

                 BANKING -- 10.6%
         1,764   Abbey National PLC (United
                 Kingdom) (Yankee), 7.35%, to
                 10/06; thereafter FRN, 12/31/49 +                                       1,845
         2,050   Bacob Bank SC (Belgium), 7.25%,
                 to 09/07; thereafter FRN,
                 12/31/49, # +                                                           2,186
         2,800   BBVA Bancomer Capital Trust I
                 (Mexico), 10.50%, 02/16/11, # +                                         2,972
           420   BCI US Funding Trust, 8.01%,
                 to 07/08; thereafter FRN,
                 12/31/49, # +                                                             463
         1,200   Chohung Bank (South Korea),
                 4.63%, 11/03/14, FRN, # +                                               1,162
                 Citibank Korea, Inc. (South Korea),
         2,800   6.95%, 12/06/11                                                         2,944
         3,350   4.68%, 06/18/13, Ser. E, FRN, MTN                                       3,363
         1,300   Deutsche Bank Capital Funding
                 Trust I, 7.87%, to 06/09; thereafter
                 FRN, 12/31/49, # +                                                      1,460

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 BANKING -- CONTINUED
$        3,500   ForeningsSparbanken AB
                 (Sweden), 7.50%, to 11/06;
                 thereafter FRN,12/31/49, #                                     $        3,687
         4,050   Industrial Bank of Korea
                 (South Korea), 4.00%, to 05/09;
                 thereafter FRN, 05/19/14, # +                                           3,921
         2,000   KBC Bank Fund Trust III, 9.86%, to
                 11/09; thereafter FRN, 11/29/49, # +                                    2,406
         5,000   Korea First Bank (South Korea),
                 6.25%, to 10/08; thereafter FRN,
                 10/02/13, Regulation S                                                  5,221
         2,300   National Westminster Bank PLC
                 (United Kingdom) (Yankee), 7.75%,
                 to 10/07; thereafter FRN, 12/31/49 +                                    2,476
         1,700   Nordea Bank Finland PLC/New York,
                 7.50%, to 01/07; thereafter
                 12/31/49, FRN, # +                                                      1,788
                 Popular North America, Inc.,
         1,150   6.13%, 10/15/06, Ser. E, MTN +                                          1,185
         1,950   4.25%, 04/01/08 +                                                       1,945
         7,195   Royal Bank of Scotland Group PLC
                 (United Kingdom), 7.82%,
                 12/31/49, Ser. 3 +                                                      7,403
         5,150   Skandinaviska Enskilda Banken AB
                 (Sweden), 8.13%, to 09/06;
                 thereafter FRN, 09/06/49, #                                             5,451
         6,750   Spintab AB (Sweden), 7.50%, to
                 08/06; thereafter FRN, 12/31/49, #                                      7,081
         2,950   Svenska Handelsbanken (Sweden),
                 7.13%, to 03/07; thereafter FRN,
                 12/31/49, #                                                             3,115
         2,000   Unicredito Italiano Capital Trust II,
                 9.20%, to 10/10; thereafter FRN,
                 12/31/49, #                                                             2,403
         2,500   Washington Mutual, Inc., 7.50%,
                 08/15/06                                                                2,623
                 Woori Bank (South Korea),
         2,150   4.50%, 12/08/09, #                                                      2,126
         1,430   5.75%, to 03/09; thereafter FRN,
                 03/13/14, #                                                             1,482
         4,650   Zions Bancorporation, 2.70%,
                 05/01/06                                                                4,587
                 -----------------------------------------------------------------------------
                                                                                        75,295
                 -----------------------------------------------------------------------------

                 BROADCASTING/CABLE -- 0.4%
$        2,650   Echostar DBS Corp., 9.13%,
                 01/15/09 +                                                     $        2,872

                 BUSINESS SERVICES -- 0.5%
         3,500   Cendant Corp., 6.88%, 08/15/06 +                                        3,641

                 CHEMICALS -- 0.5%
         3,500   Huntsman International LLC,
                 9.88%, 03/01/09 +                                                       3,859

                 CONSUMER PRODUCTS -- 0.8%
         2,300   Deluxe Corp., 3.50%, 10/01/07,
                 Ser. B +                                                                2,251
         3,900   Diageo Finance BV
                 (The Netherlands),
                 3.00%, 12/15/06 +                                                       3,833
                 -----------------------------------------------------------------------------
                                                                                         6,084
                 -----------------------------------------------------------------------------

                 DIVERSIFIED -- 0.4%
         3,000   Tyco International Group SA
                 (Luxembourg) (Yankee), 6.38%,
                 02/15/06, #                                                             3,066

                 FINANCIAL SERVICES -- 10.7%
         4,600   BNP U.S. Funding LLC, 7.74%, to
                 12/07; thereafter FRN,
                 12/31/49, # +                                                           4,997
         1,800   Capital One Bank, 4.25%,
                 12/01/08 +                                                              1,784
                 Capital One Financial Corp.,
         6,650   8.75%, 02/01/07 +                                                       7,202
         1,300   4.74%, 05/17/07 +                                                       1,313
         6,150   Countrywide Home Loans, Inc.,
                 2.88%, 02/15/07, Ser. L, MTN +                                          6,008
                 Counts Trusts,
         3,450   3.57%, 08/15/07, Ser. 2002-10,
                 FRN, #, + (i)                                                           3,473
         3,450   3.62%, 08/15/07, Ser. 2002-11,
                 FRN, #, + (i)                                                           3,476
         4,000   Credit Suisse First Boston USA,
                 Inc., 4.63%, 01/15/08 +                                                 4,048

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 FINANCIAL SERVICES -- CONTINUED
$        2,000   HSBC Capital Funding LP
                 (Channel Islands), 9.55%, to 06/10;
                 thereafter FRN, 12/31/49, # +                                  $        2,450
                 International Lease Finance Corp.,
         1,400   3.13%, 05/03/07, Ser. P, MTN +                                          1,372
         2,100   4.35%, 09/15/08 +                                                       2,091
         1,650   Mantis Reef LTD (Australia), 4.69%,
                 11/14/08, # +                                                           1,640
         1,650   MBNA America Bank N.A., 4.63%,
                 08/03/09 +                                                              1,655
           700   Mizuho JGB Investment LLC, 9.87%,
                 to 06/08; thereafter FRN,
                 12/31/49, # +                                                             807
         2,000   Mizuho Preferred Capital Co., LLC,
                 8.79%, to 06/08; thereafter FRN,
                 12/31/49, # +                                                           2,239
         5,905   Natexis AMBS Co., LLC, 8.44%, to
                 06/08; thereafter FRN,
                 12/31/49, # +                                                           6,629
        11,000   Sigma Finance, Inc., 2.36%,
                 09/15/06, MTN, FRN + (i)                                               10,994
         4,400   Special Purpose Accounts
                 Receivable Cooperative Corp.,
                 3.06%, 11/21/07, Ser. 2004-4,
                 FRN, # (i)                                                              4,399
         1,700   Tokai Preferred Capital Co., LLC,
                 9.98%, to 06/08; thereafter FRN,
                 12/31/49, #                                                             1,959
         3,100   Twin Reefs Pass-Through Trust,
                 3.59%, to 12/09; thereafter FRN,
                 12/31/49, #                                                             3,110
         4,150   Two-Rock Pass Through (Bermuda),
                 3.71%, to 02/10; thereafter FRN,
                 12/31/49, #                                                             4,176
                 -----------------------------------------------------------------------------
                                                                                        75,822
                 -----------------------------------------------------------------------------

                 FOOD/BEVERAGE PRODUCTS -- 0.3%
         2,100   Kraft Foods, Inc., 5.25%, 06/01/07 +                                    2,152

                 HOTELS/OTHER LODGING -- 0.8%
         2,650   Caesars Entertainment, Inc., 7.88%,
                 12/15/05 +                                                              2,730
$        2,650   Starwood Hotels & Resorts
                 Worldwide, Inc., 7.38%,
                 05/01/07                                                       $        2,815
                 -----------------------------------------------------------------------------
                                                                                         5,545
                 -----------------------------------------------------------------------------

                 INSURANCE -- 1.3%
         5,350   ASIF Global Financing, 2.73%,
                 03/14/08, FRN, # +                                                      5,350
         3,650   Oil Insurance LTD (Bermuda),
                 2.74%, 04/07/06, FRN, # + (i)                                           3,650
                 -----------------------------------------------------------------------------
                                                                                         9,000
                 -----------------------------------------------------------------------------

                 MULTI-MEDIA -- 0.9%
         1,700   Clear Channel Communications,
                 Inc., 4.63%, 01/15/08 +                                                 1,704
           850   Dex Media East LLC/Dex Media
                 East Finance Co., 12.13%,
                 11/15/12 +                                                              1,029
         3,600   Time Warner, Inc., 6.15%,
                 05/01/07 +                                                              3,751
                 -----------------------------------------------------------------------------
                                                                                         6,484
                 -----------------------------------------------------------------------------

                 OIL & GAS -- 1.2%
         1,800   PEMEX Project Funding Master
                 Trust, 3.79%, 06/15/10,
                 FRN, # +                                                                1,863
         4,000   Salomon Brothers AG for OAO
                 Gazprom (Germany), 9.13%,
                 04/25/07                                                                4,345
         2,480   Texas Municipal Gas Corp.,
                 2.60%, 07/01/07, #                                                      2,456
                 -----------------------------------------------------------------------------
                                                                                         8,664
                 -----------------------------------------------------------------------------

                 PACKAGING -- 0.5%
         3,500   Smurfit - Stone Container
                 Enterprises, Inc., 9.75%,
                 02/01/11                                                                3,811

                 PAPER/FOREST PRODUCTS -- 0.3%
         2,000   Georgia-Pacific Corp., 7.38%,
                 07/15/08 +                                                              2,170

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PHARMACEUTICALS -- 0.1%
$          950   Hospira, Inc., 4.95%, 06/15/09 +                               $          958

                 PIPELINES -- 0.5%
                 Duke Capital LLC,
         2,250   4.30%, 05/18/06 +                                                       2,262
         1,400   4.33%, 11/16/06 +                                                       1,407
                 -----------------------------------------------------------------------------
                                                                                         3,669
                 -----------------------------------------------------------------------------

                 REAL ESTATE -- 1.2%
         7,960   Socgen Real Estate Co., LLC,
                 7.64%, to 09/07; thereafter FRN,
                 12/31/49, SUB, #                                                        8,582

                 REAL ESTATE INVESTMENT TRUST -- 0.8%
         3,500   Host Marriott LP, 9.25%, 10/01/07,
                 Ser. G +                                                                3,854
         2,000   iStar Financial, Inc., 4.88%,
                 01/15/09, Ser. B +                                                      2,006
                 -----------------------------------------------------------------------------
                                                                                         5,860
                 -----------------------------------------------------------------------------

                 RETAILING -- 0.1%
           800   The May Department Stores Co.,
                 3.95%, 07/15/07 +                                                         792

                 TELECOMMUNICATIONS -- 5.7%
         3,300   Alltel Corp., 4.66%, 05/17/07 +                                         3,334
         3,700   British Telecom PLC
                 (United Kingdom), 7.79%,
                 12/15/05 +                                                              3,819
         3,165   Crown Castle International Corp.,
                 10.75%, 08/01/11 +                                                      3,410
         3,050   France Telecom (France), 7.95%,
                 03/01/06 +                                                              3,155
         3,450   Motorola, Inc., 4.61%, 11/16/07 +                                       3,474
         7,150   SBC Communications, Inc., 4.21%,
                 06/05/05, # +                                                           7,171
                 Sprint Capital Corp.,
         2,000   4.78%, 08/17/06, SUB                                                    2,021
         3,230   6.00%, 01/15/07                                                         3,338
                 Telecom Italia Capital SA (Luxembourg),
         1,500   4.00%, 11/15/08                                                         1,474
         1,450   4.00%, 01/15/10, #                                                      1,406
$        8,300   Verizon Wireless Capital LLC,
                 5.38%, 12/15/06                                                $        8,504
                 -----------------------------------------------------------------------------
                                                                                        41,106
                 -----------------------------------------------------------------------------

                 UTILITIES -- 3.5%
         4,850   Alabama Power Co., 2.80%,
                 12/01/06, Ser. Y +                                                      4,759
         1,600   CC Funding Trust I, 6.90%,
                 02/16/07 +                                                              1,682
         1,450   Dominion Resources, Inc., 3.66%,
                 11/15/06, Ser. A, SUB +                                                 1,442
         2,700   FPL Group Capital, Inc., 1.88%,
                 03/30/05 +                                                              2,698
         3,100   National Rural Utilities Cooperative
                 Finance Corp., 6.00%, 05/15/06 +                                        3,182
         3,800   Niagara Mohawk Power Corp.,
                 7.75%, 05/15/06 +                                                       3,977
           525   Pacific Gas & Electric Co., 3.60 %,
                 03/01/09 +                                                                510
         1,500   Pacificorp, 5.65%, 11/01/06 +                                           1,540
         3,700   Progress Energy, Inc., 6.75%,
                 03/01/06 +                                                              3,805
         1,450   Sempra Energy, 4.62%, 05/17/07 +                                        1,463
                 -----------------------------------------------------------------------------
                                                                                        25,058
                 -----------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                         321,913
                 (Cost $325,374)
                 -----------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED
                 SECURITIES -- 12.8%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.8%
         2,499   ABN Amro Mortgage Corp, 4.00%,
                 01/25/33, Ser. 2002-10, Class 1A1 +                                     2,498
         3,353   Bank of America Alternative Loan
                 Trust, 5.50%, 09/25/33,
                 Ser. 2003-7, Class 1A1 +                                                3,399
         3,131   Countrywide Home Loan Mortgage
                 Pass Through Trust, 6.50%,
                 01/25/32, Ser. 2001-28,
                 Class 2A4 +                                                             3,124

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COLLATERALIZED MORTGAGE
                 OBLIGATIONS -- CONTINUED
                 Federal Home Loan Mortgage Corp.,
$        3,746   6.00%, 08/15/08, Ser. 1565,
                 Class P +                                                      $        3,842
        12,029   4.50%, 05/15/11, Ser. 2780,
                 Class IE, IO +                                                            560
        10,286   5.00%, 10/15/21, Ser. 2750,
                 Class IQ, IO +                                                            981
         6,500   5.00%, 09/15/24, Ser. 2929,
                 Class PB +                                                              6,585
         8,217   5.00%, 04/15/28, Ser. 2939,
                 Class HP +                                                              8,335
        21,704   4.51%, 10/15/30, Ser. 2814,
                 Class S, IO, FRN +                                                      1,487
         8,389   5.00%, 12/01/34, Ser. 227,
                 Class IO, IO +                                                          2,168
                 Federal National Mortgage Association,
        16,887   4.45%, 10/25/31, Ser. 2004-61,
                 Class TS, IO, FRN +                                                     1,129
           140   5.00%, 08/25/33, Ser. 2004-29,
                 Class ZB +                                                                140
        22,741   5.00%, 01/01/34, Ser. 347,
                 Class 2, IO +                                                           5,536
        30,055   5.00%, 07/01/34, Ser. 353,
                 Class 2, IO                                                             7,627
                 Government National Mortgage Association,
        52,076   4.60%, 02/20/24, Ser. 2003-85,
                 Class CS, FRN, IO +                                                     3,536
        14,108   5.50%, 10/20/27, Ser. 2004-44,
                 Class PK, IO +                                                          1,504
         2,037   MASTR Adjustable Rate Mortgages
                 Trust, 2.41%, 12/25/33,
                 Ser. 2003-6, Class 1A1, FRN +                                           2,028
           475   Residential Asset Securitization
                 Trust, 6.00%, 01/25/33,
                 Ser. 2002-A15, Class A1 +                                                 475
         9,142   Structured Adjustable Rate
                 Mortgage Loan Trust, 5.02%,
                 06/25/34, Ser. 2004-6,
                 Class 5A1, FRN                                                          9,193
        12,794   Washington Mutual, Inc., 5.50%,
                 07/25/34, Ser. 2004-S3, Class 2A1                                      12,900
                 Wells Fargo Mortgage Backed
                 Securities Trust,
$        4,462   4.64%, 12/25/33, Ser. 2003-N,
                 Class 1A4, FRN                                                 $        4,507
        10,100   3.54%, 09/25/34, Ser. 2004-S,
                 Class A3, FRN                                                          10,029
                 -----------------------------------------------------------------------------
                 Total Residential Mortgage Backed
                 Securities (Cost $92,028)                                              91,583
                 -----------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED
                 SECURITIES -- 10.3%
         1,250   Banc of America Commercial
                 Mortgage, Inc., 4.18%, 11/10/41,
                 Ser. 2004-5, Class A2 +                                                 1,248
        10,251   CalSTRS Trust, 3.99%, 11/20/12,
                 Ser. 2002-C6, Class A2, # +                                            10,233
         1,993   Calwest Industrial Trust, 2.86%,
                 06/15/15, Ser. 2003-CALA,
                 Class A, FRN, # +                                                       1,998
         2,594   CR, 6.70%, 08/10/14,
                 Ser. 2000-ZC2, Class A4A, # + (i)                                       2,757
         3,700   Credit Suisse First Boston
                 Mortgage Securities Corp., 4.30%,
                 07/15/36, Ser. 2004-C3, Class A3 +                                      3,669
         3,683   First Union Commercial Mortgage
                 Securities, Inc., 7.38%, 04/18/29,
                 Ser. 1997-C1, Class A3 +                                                3,878
         4,100   Greenwich Capital Commercial
                 Funding Corp., 4.31%, 08/10/42,
                 Ser. 2005-GG3, Class A2, FRN +                                          4,066
         5,550   GS Mortgage Securities Corp. II,
                 4.60%, 08/10/38, Ser. 2004-GG2,
                 Class A3 +                                                              5,587
                 LB-UBS Commercial Mortgage Trust,
         2,950   3.32%, 03/15/27, Ser. 2003-C1,
                 Class A2 +                                                              2,874
         7,300   3.48%, 07/15/27, Ser. 2003-C5,
                 Class A2 +                                                              7,110
         8,300   3.99%, 10/15/29, Ser. 2004-C7,
                 Class A2 +                                                              8,143
         3,000   Mall of America Capital Co., LLC,
                 2.89%, 03/12/10, Ser. 2000-1,
                 Class A, FRN, +                                                         3,000

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COMMERCIAL MORTGAGE BACKED
                 SECURITIES -- CONTINUED
                 Morgan Stanley Capital I,
$        2,573   6.22%, 06/03/30, Ser. 1998-XL1,
                 Class A1 +                                                     $        2,574
         7,400   6.48%, 11/15/30, Ser. 1998-HF2,
                 Class A2 +                                                              7,859
           367   Mortgage Capital Funding, Inc.,
                 6.00%, 11/18/31, Ser. 1998-MC3,
                 Class A1 +                                                                369
         8,200   Wachovia Bank Commercial
                 Mortgage Trust, 4.38%, 10/15/41,
                 Ser. 2005-C16, Class A2                                                 8,165
                 -----------------------------------------------------------------------------
                 Total Commercial Mortgage Backed
                 Securities (Cost $74,910)                                              73,530
                 -----------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 13.0%
         3,190   American Express Credit Account
                 Master Trust, 3.09%, 02/15/12,
                 Ser. 2004-C, Class C, FRN, # +                                          3,200
                 AmeriCredit Automobile Receivables
                 Trust,
         9,200   2.84%, 08/06/10, Ser. 2003-DM,
                 Class A4 +                                                              9,047
         2,800   2.67%, 03/07/11, Ser. 2004-BM,
                 Class A4 +                                                              2,710
           550   Capital One Auto Finance Trust,
                 3.18%, 09/15/10, Ser. 2003-B,
                 Class A4 +                                                                540
         3,700   Capital One Master Trust, 3.39%,
                 08/15/08, Ser. 2000-4, Class C,
                 FRN, # +                                                                3,712
         4,400   Capital One Multi-Asset Execution
                 Trust, 3.70%, 05/17/10,
                 Ser. 2004-B5, Class B5 +                                                4,360
         3,650   Carmax Auto Owner Trust, 3.07%,
                 10/15/10, Ser. 2003-2, Class A4 +                                       3,588
                 CARSS Finance LP (Cayman Islands),
           484   2.87%, 01/15/11, Ser. 2004-A,
                 Class B1, FRN, # +                                                        484
         1,129   3.54%, 01/15/11, Ser. 2004-A,
                 Class B2, FRN, # +                                                      1,134
                 Citibank Credit Card Issuance Trust,
$        5,050   3.51%, 03/20/08, Ser. 2003-C2,
                 Class C2, FRN +                                                $        5,087
         4,375   6.65%, 05/15/08, Ser. 2001-C3,
                 Class C3 +                                                              4,520
         4,000   2.88%, 06/25/09, Ser. 2002-B1,
                 Class B1, FRN +                                                         4,016
           407   Comed Transitional Funding Trust,
                 5.44%, 03/25/07, Ser. 1998-1,
                 Class A5 +                                                                408
         5,400   Countrywide Asset-Backed
                 Certificates, 3.61%, 04/25/30,
                 Ser. 2003-5, Class AF3 +                                                5,381
         1,120   EQCC Trust, 2.95%, 11/25/31,
                 Ser. 2002-1, Class 2A, FRN +                                            1,122
                 Household Automotive Trust,
        12,000   3.44%, 05/18/09, Ser. 2002-3,
                 Class A4A +                                                            11,996
         1,700   3.02%, 12/17/10, Ser. 2003-2,
                 Class A4 +                                                              1,668
         4,000   Long Beach Mortgage Loan Trust,
                 3.22%, 07/25/34, Ser. 2004-3,
                 Class M1, FRN +                                                         4,015
         2,200   MBNA Credit Card Master Note
                 Trust, 2.99%, 01/15/08,
                 Ser. 2002-B3, Class B3, FRN +                                           2,202
         1,428   Peco Energy Transition Trust,
                 5.80%, 03/01/07, Ser. 1999-A,
                 Class A4 +                                                              1,429
           291   Providian Home Equity Loan Trust,
                 2.94%, 06/25/25, Ser. 1999-1,
                 Class A, FRN +                                                            292
         4,100   SLM Student Loan Trust, 2.99%,
                 12/15/22, Ser. 2003-11, Class A5, # +                                   4,033
         2,663   Wachovia Asset Securitization, Inc.,
                 3.08%, 12/25/32, Ser. 2002-HE2,
                 Class A, FRN                                                            2,676
                 WFS Financial Owner Trust,
         6,100   4.50%, 02/20/10, Ser. 2002-2,
                 Class A4, SUB                                                           6,150
         6,400   3.25%, 05/20/11, Ser. 2003-3,
                 Class A4                                                                6,322

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT ~         ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ASSET BACKED SECURITIES -- CONTINUED
$        3,500   World Omni Auto Receivables
                 Trust, 2.87%, 11/15/10, Ser. 2003-B,
                 Class A4                                                       $        3,413
                 -----------------------------------------------------------------------------
                 Total Asset Backed Securities                                          93,505
                 (Cost $94,094)
                 -----------------------------------------------------------------------------

                 PARTICIPATORY NOTE -- 0.4%
                 DIVERSIFIED -- 0.4%
         3,150   Tyco International Group SA
                 Participation Certificate Trust, 4.44%,
                 06/15/07, #                                                             3,163
                 (Cost $3,150)

                 CERTIFICATES OF DEPOSIT -- 2.0%
        11,450   Deutsche Bank AG/New York
                 (Yankee), 3.02%, 05/15/07,
                 Floating Rate +                                                        11,444
         2,900   Sovereign Bank, 4.00%, 02/01/08                                         2,890
                 -----------------------------------------------------------------------------
                 Total Certificates of Deposit                                          14,334
                 (Cost $14,348)
                 -----------------------------------------------------------------------------
                 Total Long-Term Investments                                           660,669
                 (Cost $666,601)
                 -----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 9.8%

                 U.S. TREASURY SECURITY -- 0.3%
         1,985   United States Treasury Bill, 2.33%,
                 04/14/05, @ +                                                           1,979
                 (Cost $1,979)

                 MUNICIPAL SECURITY -- 0.7%
                 SOUTH CAROLINA -- 0.7%
$        4,700   South Carolina Student Loan Corp.,
                 Education Loans, Ser. A-1, Rev.,
                 FRDO, 2.52%, 03/29/05                                          $        4,700
                 (Cost $4,700)

                 COMMERCIAL PAPER -- 0.5%
                 CONSUMER PRODUCTS -- 0.5%
         3,700   Altria Group, Inc., 3.00%,
                 05/02/05 +                                                              3,681
                 (Cost $3,681)

SHARES
----------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 8.3%
        59,374   JPMorgan Prime Money Market
                 Fund (a) +                                                             59,374
                 (Cost $59,374)
                 Total Short-Term Investments                                           69,734
                 (Cost $69,734)
                 -----------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 101.9%                                    $      730,403
                 (COST $736,335)
                 LIABILITIES IN EXCESS OF OTHER
                 ASSETS -- (1.9)%                                                      (13,526)
                 -----------------------------------------------------------------------------
                 NET ASSETS -- 100.0%                                           $      716,877
                 -----------------------------------------------------------------------------

                 Percentages indicated are based on net assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                    NOTIONAL               UNREALIZED
NUMBER OF                                                                           VALUE AT             APPRECIATION
CONTRACTS       DESCRIPTION                             EXPIRATION DATE        2/28/05 (USD)      (DEPRECIATION) (USD)
----------------------------------------------------------------------------------------------------------------------
                LONG FUTURES OUTSTANDING
209             30 Day Federal Funds                        April, 2005          $    84,674                    $  (14)
426             2 Year Treasury Notes                        June, 2005               88,348                       (87)
669             10 Year Treasury Notes                       June, 2005               73,506                      (492)
361             Eurodollar                               December, 2005               86,617                      (783)

                SHORT FUTURES OUTSTANDING
(179)           Euro-BUND                                   March, 2005              (28,071)                       65
(1)             30 Day Federal Funds                        March, 2005                 (406)                        -^^
(403)           5 Year Treasury Notes                        June, 2005              (43,354)                      258
(80)            10 Year Treasury Notes                       June, 2005               (8,790)                       54
(552)           Eurodollar                               December, 2006             (131,935)                      772

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                   NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT           VALUE AT           APPRECIATION
        CONTRACTS TO SELL                       DATE        VALUE (USD)      2/28/05 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------
  9,725                   EUR                5/26/05           $ 12,870           $ 12,900              $  (30)

SWAP CONTRACTS

                                                                                       UNDERLYING       UNREALIZED
                                                                                         NOTIONAL     APPRECIATION
DESCRIPTIONS                                                         EXPIRATION DATE        VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Swap - price lock with Credit Suisse First Boston International on
U.S. Treasury Note, 2.50%, 09/30/06, price less 98.90,
the Fund receives positive, pays negative.                                  03/03/05    $ 157,800        $    (679)

Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Inflation Index, 1.63%, 01/15/15, price less 99.74,
the Fund receives positive, pays negative.                                  03/31/05        4,700              (25)

Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 4.00%, 02/15/15, price less 97.56,
the Fund receives negative, pays positive.                                  03/31/05        5,300               30

Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Inflation Index, 3.38%, 01/15/07, price less 104.82,
the Fund receives negative, pays positive.                                  03/31/05       18,100                2

Swap - price lock with Lehman Brothers Special Financing
U.S. Treasury Note, 3.13%, 01/31/07, price less 99.21,
the Fund receives positive, pays negative.                                  03/31/05       22,800              (21)

Swap - price lock with Credit Suisse First Boston International on
U.S. Treasury Note, 3.13%, 01/31/07, price less 99.08,
the Fund receives positive, pays negative.                                  03/31/05       37,400                -

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SHORT TERM BOND FUND

                                                                                       UNDERLYING       UNREALIZED
                                                                                         NOTIONAL     APPRECIATION
DESCRIPTIONS                                                         EXPIRATION DATE        VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Swap - price lock with Credit Suisse First Boston International on
U.S. Treasury Note 2.63%, 03/15/09, price less 95.21,
the Fund receives negative, pays positive.                                  03/31/05   $   38,600        $       -
Swap - price lock with Citibank, N.A., on 30 Year FNMA, 4.50%,
TBA, price less 97.62, the Fund receives negative, pays positive.           04/13/05       38,000              540
Swap - price lock with Citibank, N.A., on 30 Year FNMA, 5.50%,
TBA, price less 101.63, the Fund receives positive, pays negative.          04/13/05       60,000             (488)
Swap - price lock with Morgan Stanley Capital Services on 30 Year
FNMA, 6.00%, 04/15/05, price less 102.89, the Fund receives
positive, pays negative.                                                    04/11/05      150,000             (732)
Swap - price lock with Morgan Stanley Capital Services on 30 Year
FNMA, 5.50%, 04/15/05, price less 101.27, the Fund receives
negative, pays positive.                                                    04/11/05       75,000              492
Swap - price lock with Morgan Stanley Capital Services on 30 Year
FNMA, 6.50%, 04/15/05, price less 104.38, the Fund receives
negative, pays positive.                                                    04/11/05       75,000              293
Swap - spread lock with Citibank N.A., on 3 Year Swap Spread,
price less 43.05, the Fund receives positive, pays negative.                05/02/05      109,000               58
Credit Default Contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 1.5 (6 per annum) BPS times notional amount of General Electric Capital Corp., 6.00%, 06/15/12. Upon a
defined credit event, Fund pays notional amount and takes receipt
of a defined deliverable obligation.                                        06/20/05        7,000                2
Credit Default Contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 3.5 (14 per annum) BPS times
notional amount of Wachovia Corp., 3.63%, 02/17/09. Upon a defined credit event, Fund pays notional amount and takes receipt of a
defined deliverable obligation.                                             12/20/05       10,000               12
Credit Default Contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 4.75 (19 per annum) BPS times
notional amount of Prudential, 6.38%, 06/23/06. Upon a defined credit event, Fund pays notional amount and takes receipt of a
defined deliverable obligation.                                             09/20/06        7,600               11
Credit Default Contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 4 (16 per annum) BPS times notional amount of Coca-Cola Co., 5.75%, 03/15/11. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined
deliverable obligation.                                                     12/31/06        5,300                5
Credit Default Contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 12 (48 per annum) BPS times notional amount of Sun Trust Banks, Inc., 2.48%, 03/15/28. Upon a defined credit event, Fund pays notional amount and takes receipt of a
defined deliverable obligation.                                             06/30/07        7,600               12
Credit Default Contract with Citibank, N.A. Fund receives
quarterly payment of 3.5 (14 per annum) BPS times notional amount of General Electric Capital Corp., 3.50%, 05/01/08. Upon a defined credit event, Fund pays notional amount and takes receipt of a
defined deliverable obligation.                                             12/20/07       15,000               20
Credit Default Contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 5 (20 per annum) BPS times notional amount of Berkshire Hathaway, 9.75%, 01/15/18. Upon a defined credit event, Fund pays notional amount and takes receipt of a
defined deliverable obligation.                                             03/20/10       12,100                2

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SHORT TERM BOND FUND II

PORTFOLIO OF INVESTMENTS                                 AS OF FEBRUARY 28, 2005
(Amounts in thousands)

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.3%

                 U.S. TREASURY SECURITIES -- 0.7%
$        6,977   U.S. Treasury Bond,
                 1.62%, 01/15/15,                                               $        6,933
                 (Cost $6,880)

                 U.S. GOVERNMENT AGENCY SECURITIES -- 12.8%
        16,360   Federal Farm Credit Bank,
                 2.63%, 09/17/07 +                                                      15,879
                 FEDERAL HOME LOAN MORTGAGE CORP.,
        76,800   2.88%, 12/15/06 +                                                      75,725
        27,750   4.88%, 03/15/07 +                                                      28,353
         8,950   3.63%, 09/15/08 +                                                       8,821
                 -----------------------------------------------------------------------------
                 Total U.S. Government
                 Agency Securities                                                     128,778
                 (Cost $130,784)
                 -----------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 1.1%
         7,550   Republic of Chile (Chile),
                 3.11%, 01/28/08, FRN +                                                  7,602
         3,300   United Mexican States (Mexico),
                 3.33%, 01/13/09, FRN                                                    3,345
                 -----------------------------------------------------------------------------
                 Total Foreign Government Securities                                    10,947
                 (Cost $10,843)
                 -----------------------------------------------------------------------------

                 STATE AND MUNICIPAL OBLIGATIONS -- 0.5%
                 TEXAS -- 0.5%
         5,150   Texas Public Finance Authority,
                 Unemployment Compensation, Ser. B,
                 Rev., 2.63%, 06/15/06                                                   5,074
                 (Cost $5,143)

                 CORPORATE NOTES & BONDS -- 41.8%
                 AGRICULTURAL PRODUCTION/SERVICES -- 0.5%
         4,670   National Agricultural Cooperative
                 Federation (South Korea), 5.75%,
                 06/18/14, FRN                                                           4,851

                 AUTOMOTIVE -- 3.2%
        14,000   DaimlerChrysler N.A. Holding Corp.,
                 3.47%, 05/24/06, MTN, FRN +                                            14,071
                 Ford Motor Credit Co.,
         6,400   4.95%, 01/15/08 +                                                       6,335
         1,100   5.80%, 01/12/09 +                                                       1,099
                 General Motors Acceptance Corp.,
$        1,500   6.75%, 01/15/06 +                                              $        1,531
         9,250   6.13%, 08/28/07 +                                                       9,420
                 -----------------------------------------------------------------------------
                                                                                        32,456
                 -----------------------------------------------------------------------------

                 BANKING -- 8.6%
         2,900   Abbey National PLC (United Kingdom)
                 (Yankee), 7.35%, to 10/06;
                 thereafter FRN, 12/31/49, +                                             3,032
         3,450   Bacob Bank SC (Belgium),
                 7.25%, to 09/07; thereafter FRN,
                 12/31/49, # +                                                           3,679
           600   BCI US Funding Trust, 8.01%, to
                 07/08; thereafter FRN, 12/31/49, # +                                      662
         2,100   Capital One Bank, 6.88%, 02/01/06 +                                     2,160
         1,900   Deutsche Bank Capital Funding Trust I,
                 7.87%, to 06/09; thereafter FRN,
                 12/31/49, # +                                                           2,134
         6,200   ForeningsSparbanken AB (Sweden),
                 7.50%, to 11/06; thereafter FRN,
                 12/31/49, #                                                             6,532
         5,750   Industrial Bank of Korea (South Korea),
                 4.00%, to 05/09; thereafter FRN,
                 05/19/14, # +                                                           5,567
         3,600   National Westminster Bank PLC
                 (United Kingdom) (Yankee), 7.75%, to
                 10/07; thereafter FRN, 12/31/49, +                                      3,876
         2,750   Nordea Bank Finland PLC/New York,
                 7.50%, to 01/07; thereafter FRN,
                 12/31/49, # +                                                           2,893
                 Popular North America, Inc.,
         1,650   6.13%, 10/15/06, Ser. E, MTN +                                          1,700
         3,250   4.25%, 04/01/08 +                                                       3,241
        12,440   Royal Bank of Scotland Group PLC
                 (United Kingdom), 7.82%, 12/31/49,
                 Ser. 3 +                                                               12,799
         9,050   Skandinaviska Enskilda Banken AB
                 (Sweden), 8.13%, to 09/06; thereafter
                 FRN, 09/06/49, # +                                                      9,579
         7,500   Spintab AB (Sweden), 7.50%, to
                 08/06; thereafter FRN, 12/31/49, #                                      7,868

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 BANKING -- CONTINUED
$        4,950   Svenska Handelsbanken (Sweden),
                 7.13%, to 03/07; thereafter FRN,
                 12/31/49, #                                                    $        5,228
         4,350   Washington Mutual, Inc.,
                 7.50%, 08/15/06                                                         4,564
         3,250   Woori Bank (South Korea),
                 4.50%, 12/08/09, #                                                      3,214
         8,000   Zions Bancorporation,
                 2.70%, 05/01/06                                                         7,891
                 -----------------------------------------------------------------------------
                                                                                        86,619
                 -----------------------------------------------------------------------------

                 BROADCASTING/CABLE -- 0.7%
         7,195   Comcast Cable Communications, Inc.,
                 6.38%, 01/30/06 +                                                       7,361

                 BUSINESS SERVICES -- 0.5%
         5,050   Cendant Corp., 6.88%, 08/15/06 +                                        5,254

                 CONSUMER PRODUCTS -- 1.1%
         3,650   Deluxe Corp., 3.50%, 10/01/07,
                 Ser. B +                                                                3,572
         7,225   Diageo Finance BV (The Netherlands),
                 3.00%, 12/15/06 +                                                       7,102
                 -----------------------------------------------------------------------------
                                                                                        10,674
                 -----------------------------------------------------------------------------

                 FINANCIAL SERVICES -- 9.3%
         7,900   BNP U.S. Funding LLC, 7.74%, to
                 12/07; thereafter FRN, 12/31/49, # +                                    8,582
         7,700   Capital One Bank, 4.25%, 12/01/08 +                                     7,632
         1,850   Capital One Financial Corp.,
                 4.74%, 05/17/07 +                                                       1,869
                 Countrywide Home Loans, Inc.,
           750   5.50%, 08/01/06, Ser. J, MTN +                                            767
        10,750   2.88%, 02/15/07, Ser. L, MTN +                                         10,502
                 Counts Trusts,
         6,050   3.57%, 08/15/07, Ser. 2002-10,
                 FRN, # + (i)                                                            6,091
         6,050   3.62%, 08/15/07, Ser. 2002-11,
                 FRN, # + (i)                                                            6,096
         3,600   Credit Suisse First Boston USA, Inc.,
                 4.63%, 01/15/08 +                                                       3,643
$        3,400   International Lease Finance Corp.,
                 4.35%, 09/15/08 +                                              $        3,385
         2,700   Mantis Reef LTD (Australia),
                 4.69%, 11/14/08, # +                                                    2,684
         2,700   MBNA America Bank N.A., 4.63%,
                 08/03/09 +                                                              2,708
         5,400   Mizuho JGB Investment LLC, 9.87%,
                 to 06/08; thereafter FRN,
                 12/31/49, # +                                                           6,228
        10,100   Natexis AMBS Co., LLC, 8.44%, to
                 06/08; thereafter FRN, 12/31/49, # +                                   11,337
         1,350   Pricoa Global Funding I, 3.90%,
                 12/15/08, # +                                                           1,330
         2,000   PrIncipal Life Global Funding I, 5.13%,
                 06/28/07, # +                                                           2,037
         7,100   Special Purpose Accounts Receivable
                 Cooperative Corp., 3.06%, 11/21/07,
                 Ser. 2004-4, FRN, # (i)                                                 7,099
         4,600   Twin Reefs Pass-Through Trust,
                 3.59%, to 12/09; thereafter FRN,
                 12/31/49, #                                                             4,614
         6,000   Two-Rock Pass Through (Bermuda),
                 3.71%, to 02/10; thereafter FRN,
                 12/31/49, #                                                             6,038
                 -----------------------------------------------------------------------------
                                                                                        92,642
                 -----------------------------------------------------------------------------

                 FOOD/BEVERAGE PRODUCTS -- 0.3%
         3,400   Kraft Foods, Inc., 5.25%, 06/01/07 +                                    3,483

                 INSURANCE -- 2.6%
                 ASIF Global Financing,
         9,100   2.73%, 03/14/06, FRN, # +                                               9,100
         5,300   2.50%, 01/30/07, # +                                                    5,161
         5,900   Metropolitan Life Global Funding I,
                 4.75%, 06/20/07, # +                                                    5,984
         6,150   Oil Insurance LTD (Bermuda),
                 2.74%, 04/07/06, FRN, # + (i)                                           6,150
                 -----------------------------------------------------------------------------
                                                                                        26,395
                 -----------------------------------------------------------------------------

                 MULTI-MEDIA -- 1.3%
         2,750   Clear Channel Communications, Inc.,
                 4.63%, 01/15/08 +                                                       2,757

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 MULTI-MEDIA -- CONTINUED
$        4,048   TCI Communications, Inc., 6.88%,
                 02/15/06                                                       $        4,165
         6,000   Time Warner, Inc., 6.15%, 05/01/07 +                                    6,252
                 -----------------------------------------------------------------------------
                                                                                        13,174
                 -----------------------------------------------------------------------------

                 OIL & GAS -- 0.7%
         3,300   PEMEX Project Funding Master Trust,
                 3.79%, 06/15/10, FRN, # +                                               3,416
         4,155   Texas Municipal Gas Corp., 2.60%,
                 07/01/07, #                                                             4,114
                 -----------------------------------------------------------------------------
                                                                                         7,530
                 -----------------------------------------------------------------------------

                 PHARMACEUTICALS -- 0.2%
         1,550   Hospira, Inc., 4.95%, 06/15/09 +                                        1,564

                 PIPELINES -- 0.6%
                 Duke Capital LLC,
         3,650   4.30%, 05/18/06 +                                                       3,670
         2,400   4.33%, 11/16/06 +                                                       2,412
                 -----------------------------------------------------------------------------
                                                                                         6,082
                 -----------------------------------------------------------------------------

                 REAL ESTATE -- 1.5%
        14,100   Socgen Real Estate Co., LLC, 7.64%, to
                 09/07; thereafter FRN, 12/31/49, # +                                   15,201

                 REAL ESTATE INVESTMENT TRUST -- 0.3%
         2,900   iStar Financial, Inc., 4.88%, 01/15/09,
                 Ser. B +                                                                2,908

                 RETAILING -- 0.1%
         1,350   The May Department Stores Co.,
                 3.95%, 07/15/07 +                                                       1,337

                 TELECOMMUNICATIONS -- 4.9%
         4,750   Alltel Corp., 4.66%, 05/17/07 +                                         4,799
         7,950   BellSouth Corp., 5.00%, 10/15/06 +                                      8,087
         5,150   France Telecom (France), 7.95%,
                 03/01/06 +                                                              5,327
         5,850   Motorola, Inc., 4.61%, 11/16/07 +                                       5,890
         1,550   SBC Communications, Inc., 4.21%,
                 06/05/05, # +                                                           1,555
                 Sprint Capital Corp.,
$        4,000   4.78%, 08/17/06, SUB                                           $        4,042
         5,500   6.00%, 01/15/07                                                         5,684
                 Telecom Italia Capital SA (Luxembourg),
         2,500   4.00%, 11/15/08                                                         2,457
         2,300   4.00%, 01/15/10, #                                                      2,230
         8,945   Verizon Wireless Capital LLC, 5.38%,
                 12/15/06                                                                9,165
                 -----------------------------------------------------------------------------
                                                                                        49,236
                 -----------------------------------------------------------------------------

                 TRANSPORTATION -- 0.7%
         7,450   CSX Corp., 2.75%, 02/15/06 +                                            7,364

                 UTILITIES -- 4.7%
         8,600   Alabama Power Co., 2.80%, 12/01/06,
                 Ser. Y +                                                                8,440
         2,300   CC Funding Trust I, 6.90%, 02/16/07 +                                   2,418
         2,250   Dominion Resources, Inc., 3.66%,
                 11/15/06, Ser. A, SUB +                                                 2,238
         5,300   National Rural Utilities Cooperative
                 Finance Corp., 6.00%, 05/15/06 +                                        5,440
         4,800   Niagara Mohawk Power Corp., 7.75%,
                 05/15/06 +                                                              5,024
           900   Pacific Gas & Electric Co., 3.60%,
                 03/01/09 +                                                                874
         2,600   Pacificorp, 5.65%, 11/01/06 +                                           2,670
         4,700   Pepco Holdings, Inc., 5.50%,
                 08/15/07 +                                                              4,835
         6,000   Progress Energy, Inc., 6.75%,
                 03/01/06 +                                                              6,169
         2,100   Sempra Energy, 4.62%, 05/17/07 +                                        2,118
         6,950   Virginia Electric & Power Co., 5.38%,
                 02/01/07, Ser. A                                                        7,123
                 -----------------------------------------------------------------------------
                                                                                        47,349
                 -----------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                         421,480
                 (Cost $426,537)
                 -----------------------------------------------------------------------------

                 RESIDENTIAL MORTGAGE BACKED SECURITIES -- 13.5%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.5%
         3,901   ABN Amro Mortgage Corp, 4.00%,
                 01/25/33, Ser. 2002-10, Class 1A1 +                                     3,899

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COLLATERALIZED MORTGAGE
                 OBLIGATIONS -- CONTINUED
$        5,489   Bank of America Alternative Loan
                 Trust, 5.50%, 09/25/33, Ser. 2003-7,
                 Class 1A1 +                                                    $        5,565
         5,323   Countrywide Home Loan Mortgage
                 Pass Through Trust, 6.50%, 01/25/32,
                 Ser. 2001-28, Class 2A4 +                                               5,311
                 Federal Home Loan Mortgage Corp.,
         9,300   5.00%, 08/15/18, Ser. 2929,
                 Class PA +                                                              9,427
         6,581   5.00%, 10/15/23, Ser. 2781,
                 Class PI, IO +                                                            615
        10,200   5.00%, 04/15/28, Ser. 2939,
                 Class HP +                                                             10,347
        54,182   4.56%, 12/15/30, Ser. 2850, Class SM,
                 IO, FRN +                                                               3,488
        34,763   4.46%, 02/15/34, Ser. 2813, Class SB,
                 IO, FRN +                                                               2,939
        11,744   5.00%, 12/01/34, Ser. 227,
                 Class IO, IO +                                                          3,035
                 Federal National Mortgage Association,
        13,519   4.45%, 10/25/31, Ser. 2004-61,
                 Class TS, IO, FRN +                                                       904
        32,348   5.00%, 01/01/34, Ser. 347,
                 Class 2, IO +                                                           7,875
        46,120   5.00%, 07/01/34, Ser. 353,
                 Class 2, IO +                                                          11,703
                 Government National Mortgage
                 Association,
         2,989   5.50%, 04/20/25, Ser. 2004-46,
                 Class IH, IO +                                                            211
         4,555   5.50%, 01/20/27, Ser. 2004-39,
                 Class IM, IO +                                                            391
         7,143   5.50%, 10/20/27, Ser. 2004-44,
                 Class PK, IO +                                                            762
            23   3.09%, 04/16/32, Ser. 2002-24,
                 Class FA, FRN +                                                            23
         3,422   MASTR Adjustable Rate Mortgages
                 Trust, 2.41%, 12/25/33, Ser. 2003-6,
                 Class 1A1, FRN +                                                        3,406
$          791   Residential Asset Securitization Trust,
                 6.00%, 01/25/33, Ser. 2002-A15,
                 Class A1 +                                                     $          789
        15,156   Structured Adjustable Rate Mortgage
                 Loan Trust, 5.02%, 06/25/34,
                 Ser. 2004-6, Class 5A1, FRN                                            15,241
        19,044   Washington Mutual, Inc., 5.50%,
                 07/25/34, Ser. 2004-S3, Class 2A1                                      19,200
                 Wells Fargo Mortgage Backed
                 Securities Trust,
         7,666   4.64%, 12/25/33, Ser. 2003-N,
                 Class 1A4, FRN                                                          7,743
         6,942   3.54%, 09/25/34, Ser. 2004-S,
                 Class A5, FRN                                                           6,707
        16,988   3.54%, 09/25/34, Ser. 2004-S,
                 Class A3, FRN                                                          16,869
                 -----------------------------------------------------------------------------
                                                                                       136,450
                 -----------------------------------------------------------------------------

                 MORTGAGE BACKED PASS-THROUGH
                 SECURITIES -- 0.0% ^
                 Government National
                 Mortgage Association,
            34   8.50%, 08/15/30, Pool 531310 +                                             37
             7   8.50%, 09/15/30, Pool 526096 +                                              8
                 -----------------------------------------------------------------------------
                                                                                            45
                 -----------------------------------------------------------------------------
                 Total Residential Mortgage
                 Backed Securities                                                     136,495
                 (Cost $136,191)
                 -----------------------------------------------------------------------------

                 COMMERCIAL MORTGAGE BACKED SECURITIES -- 10.9%
         1,950   Banc of America Commercial
                 Mortgage, Inc., 4.18%, 11/10/41,
                 Ser. 2004-5, Class A2 +                                                 1,948
        18,736   CalSTRS Trust, 3.99%, 11/20/12,
                 Ser. 2002-C6, Class A2, # +                                            18,703
         3,374   Calwest Industrial Trust, 2.86%,
                 06/15/15, Ser. 2003-CALA, Class A,
                 FRN, # +                                                                3,381
         3,990   CR, 6.70%, 08/10/14, Ser. 2000-ZC2,
                 Class A4A, # + (i)                                                      4,242

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COMMERCIAL MORTGAGE BACKED
                 SECURITIES -- CONTINUED
$        6,200   Credit Suisse First Boston Mortgage
                 Securities Corp., 4.30%, 07/15/36,
                 Ser. 2004-C3, Class A3 +                                       $        6,149
         6,308   First Union Commercial Mortgage
                 Securities, Inc., 7.38%, 04/18/29,
                 Ser. 1997-C1, Class A3 +                                                6,643
         5,900   Greenwich Capital Commercial
                 Funding Corp., 4.31%, 08/10/42,
                 Ser. 2005-GG3, Class A2, FRN +                                          5,851
         9,300   GS Mortgage Securities Corp. II,
                 4.60%, 08/10/38, Ser. 2004-GG2,
                 Class A3 +                                                              9,363
                 LB-UBS Commercial Mortgage Trust,
         5,100   3.32%, 03/15/27, Ser. 2003-C1,
                 Class A2 +                                                              4,969
         9,300   3.48%, 07/15/27, Ser. 2003-C5,
                 Class A2 +                                                              9,058
         5,700   3.25%, 03/15/29, Ser. 2004-C2,
                 Class A2 +                                                              5,477
         8,700   3.99%, 10/15/29, Ser. 2004-C7,
                 Class A2 +                                                              8,535
        12,600   Morgan Stanley Capital I, 6.48%,
                 11/15/30, Ser. 1998-HF2, Class A2 +                                    13,381
        11,800   Wachovia Bank Commercial Mortgage
                 Trust, 4.38%, 10/15/41, Ser. 2005-C16,
                 Class A2                                                               11,748
                 -----------------------------------------------------------------------------
                 Total Commercial Mortgage
                 Backed Securities                                                     109,448
                 (Cost $111,970)
                 -----------------------------------------------------------------------------

                 ASSET BACKED SECURITIES -- 15.3%
         5,268   American Express Credit Account
                 Master Trust, 3.09%, 02/15/12,
                 Ser. 2004-C, Class C, FRN, # +                                          5,284
                 AmeriCredit Automobile Receivables Trust,
        12,450   2.84%, 08/06/10, Ser. 2003-DM,
                 Class A4 +                                                             12,244
         3,650   2.67%, 03/07/11, Ser. 2004-BM,
                 Class A4 +                                                              3,533
$        3,000   Capital Auto Receivables Asset Trust,
                 1.96%, 01/15/09, Ser. 2003-2,
                 Class A4A +                                                    $        2,907
         1,800   Capital One Auto Finance Trust,
                 3.18%, 09/15/10, Ser. 2003-B,
                 Class A4 +                                                              1,768
         6,500   Capital One Master Trust, 3.39%,
                 08/15/08, Ser. 2000-4, Class C,
                 FRN, # +                                                                6,521
         3,600   Capital One Multi-Asset Execution
                 Trust, 3.70%, 05/17/10, Ser. 2004-B5,
                 Class B5 +                                                              3,567
         6,200   Carmax Auto Owner Trust, 3.07%,
                 10/15/10, Ser. 2003-2, Class A4 +                                       6,095
         2,661   CARSS Finance LP (Cayman Islands),
                 2.87%, 01/15/11, Ser. 2004-A,
                 Class B1, FRN, # +                                                      2,663
                 Citibank Credit Card Issuance Trust,
         8,500   3.51%, 03/20/08, Ser. 2003-C2,
                 Class C2, FRN +                                                         8,562
         7,250   6.65%, 05/15/08, Ser. 2001-C3,
                 Class C3 +                                                              7,490
         7,000   2.88%, 06/25/09, Ser. 2002-B1,
                 Class B1, FRN +                                                         7,029
        10,300   Countrywide Asset-Backed
                 Certificates, 3.61%, 04/25/30,
                 Ser. 2003-5, Class AF3 +                                               10,264
         5,250   Daimler Chrysler Auto Trust, 2.88%,
                 10/08/09, Ser. 2003-A, Class A4 +                                       5,187
        11,700   Gracechurch Card Funding PLC
                 (United Kingdom), 2.70%, 08/15/08,
                 Ser. 5, Class A2 +                                                     11,523
         7,300   Onyx Acceptance Grantor Trust,
                 3.20%, 03/15/10, Ser. 2003-D,
                 Class A4 +                                                              7,222
         4,000   Residential Asset Securities Corp.,
                 3.37%, 12/25/28, Ser. 2003-KS7,
                 Class AI3 +                                                             3,982
         6,900   SLM Student Loan Trust, 2.99%,
                 12/15/22, Ser. 2003-11, Class A5, # +                                   6,787

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)            ISSUER                                                                  VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ASSET BACKED SECURITIES -- CONTINUED
$        7,900   Triad Auto Receivables Owner Trust,
                 3.20%, 12/13/10, Ser. 2003-B,
                 Class A4                                                       $        7,760
                 Volkswagen Auto Loan Enhanced Trust,
         7,300   1.93%, 01/20/10, Ser. 2003-1,
                 Class A4                                                                7,082
         4,300   2.94%, 03/22/10, Ser. 2003-2,
                 Class A4                                                                4,217
        15,600   WFS Financial Owner Trust, 3.25%,
                 05/20/11, Ser. 2003-3, Class A4                                        15,408
         7,200   World Omni Auto Receivables Trust,
                 2.87%, 11/15/10, Ser. 2003-B,
                 Class A4                                                                7,022
                 -----------------------------------------------------------------------------
                 Total Asset Backed Securities                                         154,117
                 (Cost $156,139)
                 -----------------------------------------------------------------------------

                 PARTICIPATORY NOTE -- 0.5%
                 DIVERSIFIED -- 0.5%
         5,350   Tyco International Group SA
                 Participation Certificate Trust,
                 4.44%, 06/15/07, #                                                      5,371
                 (Cost $5,350)

                 CERTIFICATES OF DEPOSIT -- 2.2%
        17,650   Deutsche Bank AG/New York (Yankee),
                 3.02%, 05/15/07, Floating Rate +                                       17,641
         4,200   Sovereign Bank, 4.00%, 02/01/08                                         4,185
                 -----------------------------------------------------------------------------
                 Total Certificates of Deposit                                          21,826
                 (Cost $21,847)
                 -----------------------------------------------------------------------------
                 Total Long-Term Investments                                         1,000,469
                 (Cost $1,011,684)
                 -----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.5%

                 U.S. TREASURY SECURITY -- 0.2%
$        2,200   U.S. Treasury Bill, 2.34%,
                 04/14/05, @ +                                                  $        2,194
                 (Cost $2,194)

                 COMMERCIAL PAPER -- 0.5%
                 CONSUMER PRODUCTS -- 0.5%
         5,200   Altria Group, Inc., 3.00%, 05/02/05 +                                   5,173
                 (Cost $5,173)

SHARES
----------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 0.8%
         8,009   JPMorgan Prime Money Market
                 Fund @ +                                                                8,009
                 (Cost $8,009)
                 -----------------------------------------------------------------------------
                 Total Short-Term Investments                                           15,376
                 (Cost $15,376)
                 -----------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.8%                                    $    1,015,845
                 (COST $1,027,060)
                 LIABILITIES IN EXCESS OF OTHER
                 ASSETS -- (0.8)%                                                       (7,777)
                 -----------------------------------------------------------------------------
                 NET ASSETS -- 100.0%                                           $    1,008,068
                 -----------------------------------------------------------------------------

                 Percentages indicated are based on net assets.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                    NOTIONAL                UNREALIZED
NUMBER OF                                                                           VALUE AT              APPRECIATION
CONTRACTS       DESCRIPTION                             EXPIRATION DATE        2/28/05 (USD)      (DEPRECIATION) (USD)
----------------------------------------------------------------------------------------------------------------------
                LONG FUTURES OUTSTANDING
322             30 day Federal Funds                        April, 2005         $    130,454                 $     (23)
320             2 Year Treasury Notes                        June, 2005               66,635                       (17)
957             10 Year Treasury Notes                       June, 2005              105,150                      (703)
617             Eurodollar                               December, 2005              148,041                    (1,356)

                SHORT FUTURES OUTSTANDING
(427)           5 Year Treasury Notes                        June, 2005              (45,936)                      272
(88)            10 Year Treasury Notes                       June, 2005               (9,669)                       59
(919)           Eurodollar                               December, 2006             (219,652)                    1,298

SWAP CONTRACTS

                                                                                       UNDERLYING       UNREALIZED
                                                                                         NOTIONAL     APPRECIATION
DESCRIPTIONS                                                         EXPIRATION DATE        VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Swap - price lock with Citibank N.A., on U.S. Treasury Note,
2.50%, 10/31/06, price less 98.80, the Fund pays negative,
receives positive.                                                          03/18/05   $  212,800        $    (921)
Swap - price lock with Citibank N.A., on U.S. Treasury Note,
3.13%, 10/15/08, price less 98.44, the Fund pays positive,
receives negative.                                                          03/22/05       85,750              954
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 1.63%, 01/15/15, price less 99.74, the Fund
pays negative, receives positive.                                           03/31/05        6,700              (35)
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 4.00%, 02/15/15, price less 97.56, the Fund
pays positive, receives negative.                                           03/31/05        7,600               42
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 3.38%, 01/15/07, price less 104.82, the Fund
pays positive, receives negative.                                           03/31/05       25,900                3
Swap - price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 3.13%, 01/31/07, price less 99.21, the Fund
pays negative, receives positive.                                           03/31/05       32,700              (30)
Swap - price lock with Citibank N.A., on 30 Year FNMA, 4.50%,
TBA, price less 97.62, the Fund pays positive, receives negative.           04/13/05       32,000              455
Swap - price lock with Citibank N.A., on 30 Year FNMA, 5.50%,
TBA, price less 101.62, the Fund pays negative, receives positive.          04/13/05       50,000             (406)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                       UNDERLYING       UNREALIZED
                                                                                         NOTIONAL     APPRECIATION
DESCRIPTIONS                                                         EXPIRATION DATE        VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Swap - price lock with Morgan Stanley Capital Services on
30 year FNMA, 5.5%, 04/15/05, price less 101.27, the Fund pays
positive, receives negative.                                                04/11/05   $   60,000        $     394
Swap - price lock with Morgan Stanley Capital Services on
30 year FNMA, 6.5%, 04/15/05, price less 104.37, the Fund pays
positive, receives negative.                                                04/11/05       60,000              234
Swap - price lock with Morgan Stanley Capital Services on
30 year FNMA, 6.0%, 04/15/05, price less 102.89, the Fund pays
negative, receives positive.                                                04/11/05      120,000             (586)
Credit default contract with Deutsche Bank AG, New York.
Fund receives quarterly payment of 17 (68 per annum) BPS times notional amount of General Electric Capital Corp., 6.00%, 06/15/12.
Upon a defined credit event, Fund pays notional amount and
takes receipt of a defined deliverable obligation.                          06/20/05       10,000                3
Credit default contract with Deutsche Bank AG, New York.
Fund receives quarterly payment of 12 (48 per annum) BPS times notional amount of Sun Trust Banks, Inc., 2.48%, 03/15/28.
Upon a defined credit event, Fund pays notional amount and takes
receipt of a defined deliverable obligation.                                06/30/07       12,400               19
Credit default contract with Citibank, N.A., Fund receives
quarterly payment of 3.5 (14 per annum) BPS times notional amount of General Electric Capital Corp., 3.50%, 05/01/08. Upon a defined credit event, Fund pays notional amount and takes receipt of
a defined deliverable obligation.                                           12/20/07       23,000               31
Credit default contract with Deutsche Bank AG, New York.
Fund receives quarterly payment of 5 (20 per annum) BPS times notional amount of Berkshire Hathaway, 9.75%, 01/15/18. Upon a defined credit event, Fund pays notional amount and takes receipt
of a defined deliverable obligation.                                        03/20/10       17,500                3

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations
*            --Non - income producing security.
#            --All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~            --Denominated in United States Dollars unless otherwise noted.
^^           --Amount rounds to less than one thousand.
^            --Amount rounds to less than 0.1%.
+            --All or a portion of this security is segregated for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@            --Security is fully or partially segregated with brokers as initial margin for futures contracts.
(a)          --Affiliated. Money market fund registered under the Investment
               Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
AR           --Adjustable rate. The dividend rate shown is the rate in effect at
               February 28, 2005.
(d)          --Defaulted Security.
(f)          --Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued (amounts in thousands):

               FUND                                            MARKET VALUE     PERCENTAGE
               ----                                            ------------     ----------
               JPMorgan Bond Fund                                  $ 20,205          1.90%
               JPMorgan Global Strategic Income Fund               $  2,488          4.81%

(i)          --Security is considered illiquid and may be difficult to sell.
ADR          --American Depositary Receipt.
BPS          --Basis Points.
CAD          --Canadian Dollar.
COP          --Colombian Peso
DN           --Discount Note. The rate shown is the effective yield at the date of purchase.
EUR          --Euro.
FHLMC        --Federal Home Loan Mortgage Corp.
FNMA         --Federal National Mortgage Association.
FRDO         --Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2005.
FRN          --Floating Rate Note. The rate shown is the rate in effect as of
               February 28, 2005.
GBP          --Great Britain Pound.
GO           --General Obligation Bond.
IO           --Interest Only.
LIBOR        --London Interbank Offered Rate.
MTN          --Medium Term Note.
MXN          --Mexican Peso
Regulation S --Securities registered under the Securities Act of 1933.
Rev.         --Revenue Bond.
Ser.         --Series.
SUB          --Step-up Bond. The rate shown is the rate in effect as of February
               28, 2005.
TBA          --To Be Announced.
USD          --United States Dollar.
UYU          --Uruguay Peso

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                                          AS OF FEBRUARY 28, 2005
(Amounts in thousands, except per share amounts)

                                                                                      ENHANCED         EMERGING
                                                                         BOND           INCOME     MARKETS DEBT
                                                                         FUND             FUND             FUND
ASSETS
Investments in non-affiliates, at value                        $    1,033,082   $      204,447   $       30,391
Investments in affiliates at value                                     31,127            3,814               --
---------------------------------------------------------------------------------------------------------------
Total Investment securities, at value                               1,064,209          208,261           30,391
---------------------------------------------------------------------------------------------------------------
Cash                                                                    1,240            1,326            1,288
Foreign currency, at value                                                 --               --               53
Receivables:
    Investment securities sold                                        241,537            3,157           13,572
    Fund shares sold                                                    1,132               --               67
    Interest and dividends                                              7,057              505              544
    Variation Margin                                                      581               --               --
    Unrealized appreciation on open
    swap contracts                                                      8,761               --               --
    Expense reimbursements                                                  2               --               --
---------------------------------------------------------------------------------------------------------------
Total Assets                                                        1,324,519          213,249           45,915
---------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Foreign currency due to custodian, at value                           394               --               --
    Dividends                                                             569               99               36
    Investment securities purchased                                   474,712            5,053            6,592
    Fund shares redeemed                                                1,204               --            1,863
    Variation margin                                                      955                4                3
    Unrealized loss on forward foreign
    currency exchange contracts                                           215               --               --
    Outstanding options written,
    at fair value                                                       2,382               --               --
    Unrealized depreciation on open
    swap contracts                                                      7,316               --               --
Accrued liabilities:
    Investment advisory fees                                              194               26               17
    Administration fees                                                    36               --                2
    Shareholder servicing fees                                             56               --               --
    Distribution fees                                                       2               --               --
    Custodian fees                                                         48               13               17
    Trustees' fees - deferred
    compensation plan                                                       4                2               --^
    Other                                                                 147               76               69
---------------------------------------------------------------------------------------------------------------
Total Liabilities                                                     488,234            5,273            8,599
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $      836,285   $      207,976   $       37,316
---------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                      ENHANCED         EMERGING
                                                                         BOND           INCOME     MARKETS DEBT
                                                                         FUND             FUND             FUND
NET ASSETS
Paid in capital                                                $      821,852   $      214,498   $       30,574
Accumulated undistributed
(overdistributed) net investment income                                (3,494)             (53)              --
Accumulated net realized gain (loss)
on investments, futures, foreign
exchange transactions, written options
and swaps                                                               9,347           (6,348)           3,898
Net unrealized appreciation
(depreciation) of investments, futures,
foreign exchange translations, written
options and swaps                                                       8,580             (121)           2,844
---------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $      836,285   $      207,976   $       37,316
---------------------------------------------------------------------------------------------------------------
    Class A                                                    $        3,414   $           --   $           --
    Class B                                                    $        1,742   $           --   $           --
    Class C                                                    $          216   $           --   $           --
    Institutional                                              $      284,328   $      207,976   $           --
    Select                                                     $      188,358   $           --   $       37,316
    Ultra                                                      $      358,227   $           --   $           --
---------------------------------------------------------------------------------------------------------------
Total                                                          $      836,285   $      207,976   $       37,316
---------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding ($0.001 par
value; unlimited number of shares authorized):
    Class A Shares                                                        348               --               --
    Class B Shares                                                        179               --               --
    Class C Shares                                                         22               --               --
    Institutional                                                      29,296           21,158               --
    Select                                                             19,394               --            4,169
    Ultra                                                              36,893               --               --
Net Asset Value:
    Class A Shares
    (and redemption price)                                     $         9.80   $           --   $           --
    Class B Shares*                                            $         9.74   $           --   $           --
    Class C Shares*                                            $         9.80   $           --   $           --
    Institutional (and redemption price)                       $         9.71   $         9.83   $           --
    Select (and redemption price)                              $         9.71   $           --   $         8.95
    Ultra (and redemption price)                               $         9.71   $           --   $           --
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                                                   $        10.26   $           --   $           --
Cost of investments                                            $    1,056,248   $      208,372   $       27,506
Cost of foreign currency                                       $           --   $           --   $           90
Cost of foreign currency due to
custodian                                                      $          396   $           --   $           --
---------------------------------------------------------------------------------------------------------------
Premiums received from options written                         $        2,275   $           --   $           --
---------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       GLOBAL
                                                                    STRATEGIC       SHORT TERM       SHORT TERM
                                                                       INCOME             BOND             BOND
                                                                         FUND             FUND          FUND II
ASSETS
Investment in non-affiliates, at value                         $       46,840   $      671,029   $    1,007,836
Investment in affiliates, at value                                      4,911           59,374            8,009
---------------------------------------------------------------------------------------------------------------
Total investment securities, at value                                  51,751          730,403        1,015,845
---------------------------------------------------------------------------------------------------------------
Cash                                                                       --            1,772               --
Foreign currency, at value                                                 68               --               --
Receivables:
    Investment securities sold                                          6,910              315               --
    Fund shares sold                                                        3               93              352
    Interest and dividends                                                582            6,378            8,025
    Variation margin                                                        5              912              444
    Unrealized appreciation on open
    swap contracts                                                         --            1,479            2,138
    Unrealized gain on forward foreign
    currency exchange contracts                                            11               --               --
---------------------------------------------------------------------------------------------------------------
Total Assets                                                           59,330          741,352        1,026,804
---------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Due to custodian                                                    1,081               --            2,337
    Foreign currency due to custodian,
    at value                                                               --              516               --
    Dividends                                                              34              736            2,191
    Investment securities purchased                                    11,768           18,971            5,173
    Fund shares redeemed                                                   49            1,474            5,652
    Variation margin                                                       --              480              655
    Unrealized loss on forward foreign
    currency exchange contracts                                            50               30               --
    Unrealized depreciation on open
    swap contracts                                                         --            1,945            1,978
Accrued liabilities:
    Investment advisory fees                                                1              137              195
    Administration fees                                                    --                2               83
    Shareholder servicing fees                                              2               19              148
    Distribution fees                                                       9                1              144
    Custodian fees                                                         33               27               45
    Trustees' fees - deferred
    compensation plan                                                      --^               4                8
    Other                                                                 145              133              127
---------------------------------------------------------------------------------------------------------------
Total Liabilities                                                      13,172           24,475           18,736
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $       46,158   $      716,877   $    1,008,068
---------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       GLOBAL
                                                                    STRATEGIC       SHORT TERM       SHORT TERM
                                                                       INCOME             BOND             BOND
                                                                         FUND             FUND          FUND II
NET ASSETS
Paid in capital                                                $       71,294   $      727,693   $    1,026,502
Accumulated undistributed
(overdistributed) net investment income                                  (141)             914           (2,213)
Accumulated net realized gain (loss) on
investments, futures, foreign exchange
transactions, written options and swaps                               (25,837)          (5,082)          (4,696)
Net unrealized appreciation
(depreciation) of investments, futures,
foreign exchange translations and swaps                                   842           (6,648)         (11,525)
---------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $       46,158   $      716,877   $    1,008,068
---------------------------------------------------------------------------------------------------------------
    Class A                                                    $        3,831   $        3,488   $       48,729
    Class B                                                    $        7,319   $           --   $           --
    Class C                                                    $        2,907   $           --   $           --
    Class M                                                    $        6,492   $           --   $      496,833
    Institutional                                              $       23,160   $      613,029   $           --
    Select                                                     $        2,449   $      100,360   $      462,506
---------------------------------------------------------------------------------------------------------------
Total                                                          $       46,158   $      716,877   $    1,008,068
---------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding ($0.001 par
value; unlimited number of shares authorized):
    Class A Shares                                                        414              359            4,838
    Class B Shares                                                        792               --               --
    Class C Shares                                                        314               --               --
    Class M Shares                                                        703               --           49,325
    Institutional                                                       2,506           63,100               --
    Select                                                                265           10,331           45,844
Net Asset Value:
    Class A Shares
    (and redemption price)                                     $         9.24   $         9.71   $        10.07
    Class B Shares*                                            $         9.24   $           --   $           --
    Class C Shares*                                            $         9.24   $           --   $           --
    Class M Shares
    (and redemption price)                                     $         9.24   $           --   $        10.07
    Institutional (and redemption price)                       $         9.24   $         9.71   $           --
    Select (and redemption price)                              $         9.24   $         9.71   $        10.09
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                                                   $         9.68   $           --   $           --
Class A Maximum Public Offering
Price Per Share (net asset value per
share/97.0%)                                                   $           --   $        10.01   $        10.38
Class M Maximum Public Offering
Price Per Share (net asset value per
share/97.0%)                                                   $         9.53   $           --   $           --
Class M Maximum Public Offering
Price Per Share (net asset value per
share/98.5%)                                                   $           --   $           --   $        10.22
Cost of investments                                            $       50,869   $      736,335   $    1,027,060
---------------------------------------------------------------------------------------------------------------
Cost of foreign currency                                       $           67   $           --   $           --
---------------------------------------------------------------------------------------------------------------
Cost of foreign currency due to custodian                      $           --   $          520   $           --
---------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS                            FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
(Amounts in thousands)

                                                                                      ENHANCED         EMERGING
                                                                         BOND           INCOME     MARKETS DEBT
                                                                         FUND             FUND             FUND
INVESTMENT INCOME
Interest                                                       $       16,744   $        3,312   $        1,465
Dividend                                                                   --               24               --
Dividend income from affiliated
investments*                                                              499               61               10
Foreign taxes withheld                                                     (3)              (2)              --
---------------------------------------------------------------------------------------------------------------
Total investment income                                                17,240            3,395            1,475
---------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                1,255              349              129
Administration fees                                                       620              207               27
Shareholder servicing fees                                                470              139               46
Distribution fees                                                          12               --               --
Custodian fees                                                             60               19               31
Interest expense                                                           --               --^               1
Printing and postage                                                       22                6                2
Professional fees                                                          66               43               50
Registration expenses                                                      43               10               12
Transfer agent fees                                                        62                9               12
Trustees' fees                                                              6                2               --^
Other                                                                      28               10                5
---------------------------------------------------------------------------------------------------------------
Total expenses                                                          2,644              794              315
---------------------------------------------------------------------------------------------------------------
Less amounts waived                                                       538              512               83
Less earnings credits                                                      13                3               --^
Less expense reimbursements                                                22               --               --
---------------------------------------------------------------------------------------------------------------
    Net expenses                                                        2,071              279              232
---------------------------------------------------------------------------------------------------------------
Net investment income                                                  15,169            3,116            1,243
---------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                      ENHANCED         EMERGING
                                                                         BOND           INCOME     MARKETS DEBT
                                                                         FUND             FUND             FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                                        10,016               66            4,724
    Futures                                                              (114)              31              (29)
    Foreign exchange contracts                                            121               --               (3)
    Written options                                                      (444)              --               --
    Swaps                                                               3,793               --               --
Change in net unrealized appreciation (depreciation) of:
    Investments                                                        (8,297)            (263)          (1,857)
    Futures                                                              (649)               2              (10)
    Foreign currency translations                                        (210)              --                1
    Written options                                                     2,063               --               --
    Swaps                                                                 270               --               --

Net realized and unrealized gain (loss) on investments,
futures, foreign exchange transactions, written options
and swaps                                                               6,549             (164)           2,826
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                                $       21,718   $        2,952   $        4,069
---------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                           $           47   $            6   $            1
---------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       GLOBAL
                                                                    STRATEGIC       SHORT TERM       SHORT TERM
                                                                       INCOME             BOND             BOND
                                                                         FUND             FUND          FUND II
INVESTMENT INCOME
Interest                                                       $          757   $       12,457   $       18,238
Dividend                                                                   --              256               --
Dividend income from affiliated
investments*                                                               59              357              317
Foreign taxes withheld                                                     --              (23)              (8)
---------------------------------------------------------------------------------------------------------------
Total investment income                                                   816           13,047           18,547
---------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                   73              897            1,355
Administration fees                                                        24              532              804
Shareholder servicing fees                                                 19              431            1,355
Distribution fees                                                           3                4            1,041
Custodian fees                                                             42               44               63
Interest expense                                                           --^              --               --^
Printing and postage                                                        1               16               30
Professional fees                                                          40               52               66
Registration expenses                                                      14               19               18
Transfer agent fees                                                        20               40               52
Trustees' fees                                                             --^               5                8
Other                                                                       4               26               35
---------------------------------------------------------------------------------------------------------------
Total expenses                                                            240            2,066            4,827
---------------------------------------------------------------------------------------------------------------
Less amounts waived                                                       111              840              651
Less earnings credits                                                       1                5                6
Less expense reimbursements                                                13                8               --
---------------------------------------------------------------------------------------------------------------
    Net expenses                                                          115            1,213            4,170
---------------------------------------------------------------------------------------------------------------
Net investment income                                                     701           11,834           14,377
---------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       GLOBAL
                                                                    STRATEGIC       SHORT TERM       SHORT TERM
                                                                       INCOME             BOND             BOND
                                                                         FUND             FUND          FUND II
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                                         1,299             (766)          (1,986)
    Futures                                                                51           (1,154)             135
    Foreign exchange contracts                                           (134)            (141)              --
    Written options                                                        --               18               10
    Swaps                                                                  --           (1,322)          (1,245)
Change in net unrealized appreciation (depreciation) of:
    Investments                                                          (549)          (5,668)         (11,442)
    Futures                                                               (31)             195             (404)
    Foreign currency translations                                         (52)             (23)              --
    Swaps                                                                  --               45              556

Net realized and unrealized gain (loss) on investments,
futures, foreign exchange transactions, written options
and swaps                                                                 584           (8,816)         (14,376)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                                $        1,285   $        3,018   $            1
---------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                           $            6   $           32   $           27
---------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS                                          FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                                     BOND FUND                   ENHANCED INCOME FUND
                                                          ------------------------------    ------------------------------
                                                             SIX MONTHS                        SIX MONTHS
                                                                  ENDED       YEAR ENDED            ENDED       YEAR ENDED
                                                                2/28/05          8/31/04          2/28/05          8/31/04
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income                                     $      15,169    $      35,765    $       3,116    $       5,561
Net realized gain (loss) on investments,
futures, foreign exchange transactions,
written options and swaps                                        13,372           23,049               97           (1,528)
Change in net unrealized appreciation
(depreciation) of investments, futures,
foreign currency translations, written
options and swaps                                                (6,823)          14,183             (261)             330
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                              21,718           72,997            2,952            4,363
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                           (18,302)         (35,799)          (3,064)          (5,541)
Net realized gain on
investment transactions                                         (25,251)         (34,209)              --               --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                         (43,553)         (70,008)          (3,064)          (5,541)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease)                                             (34,736)        (344,128)         (85,664)         (59,478)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Total increase (decrease) in net assets                         (56,571)        (341,139)         (85,776)         (60,656)
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                             892,856        1,233,995          293,752          354,408
--------------------------------------------------------------------------------------------------------------------------
End of period                                             $     836,285    $     892,856    $     207,976    $     293,752
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                         $      (3,494)   $        (361)   $         (53)   $        (105)
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                               EMERGING MARKETS DEBT            GLOBAL STRATEGIC INCOME
                                                                       FUND                              FUND
                                                          ------------------------------    ------------------------------
                                                             SIX MONTHS                        SIX MONTHS
                                                                  ENDED       YEAR ENDED            ENDED       YEAR ENDED
                                                                2/28/05          8/31/04          2/28/05          8/31/04
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income                                     $       1,243    $       3,228    $         701    $       3,878
Net realized gain (loss) on investments,
futures, foreign exchange transactions,
written options and swaps                                         4,692            6,497            1,216            6,443
Change in net unrealized appreciation
(depreciation) of investments, futures,
foreign currency translations, written
options and swaps                                                (1,866)          (2,578)            (632)          (4,212)
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                               4,069            7,147            1,285            6,109
--------------------------------------------------------------------------------------------------------------------------
Net equalization credits/(debits)                                    --               --               --^              --
--------------------------------------------------------------------------------------------------------------------------
^ Amount rounds to less than one thousand.

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                            (1,372)          (3,506)            (694)          (3,871)
Net realized gain on
investment transactions                                          (4,588)              --               --               --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                          (5,960)          (3,506)            (694)          (3,871)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease)                                               3,062          (27,807)           3,023          (70,427)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Total increase (decrease) in net assets                           1,171          (24,166)           3,614          (68,189)
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                              36,145           60,311           42,544          110,733
--------------------------------------------------------------------------------------------------------------------------
End of period                                             $      37,316    $      36,145    $      46,158    $      42,544
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                         $          --    $         129    $        (141)   $        (148)
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               SHORT TERM BOND FUND             SHORT TERM BOND FUND II
                                                          ------------------------------    ------------------------------
                                                             SIX MONTHS                        SIX MONTHS
                                                                  ENDED       YEAR ENDED            ENDED       YEAR ENDED
                                                                2/28/05          8/31/04          2/28/05          8/31/04
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income                                     $      11,834    $      20,769    $      14,377    $      27,977
Net realized gain (loss) on investments,
futures, foreign exchange transactions,
written options and swaps                                        (3,365)           3,116           (3,086)           1,244
Change in net unrealized appreciation/
depreciation of investments, futures,
written options and swaps                                        (5,451)          (5,507)         (11,290)          (5,601)
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                               3,018           18,378                1           23,620
--------------------------------------------------------------------------------------------------------------------------
Net equalization credits/(debits)                                    --               --             (197)            (357)
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                           (12,954)         (20,381)         (14,142)         (27,690)
Return of Capital                                                    --               --               --             (149)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                         (12,954)         (20,381)         (14,142)         (27,839)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease)                                             (12,409)        (195,985)        (168,538)        (358,251)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Total increase (decrease) in net assets                         (22,345)        (197,988)        (182,876)        (362,827)
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                             739,222          937,210        1,190,944        1,553,771
--------------------------------------------------------------------------------------------------------------------------
End of period                                             $     716,877    $     739,222    $   1,008,068    $   1,190,944
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                         $         914    $       2,034    $      (2,213)   $      (2,251)
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Mutual Fund Group ("MFG") and JPMorgan Trust I ("JPM I") (the "Trusts") were organized as a Massachusetts business trust and Delaware statutory trust, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end management investment companies. The Trusts were organized on the following dates:

   TRUST    DATE
     MFG    May 11, 1987
   JPM I    November 12, 2004

The following are six separate portfolios of the Trusts
(collectively, the "Funds").

                                                  FUND      CLASSES OFFERED
                             JPMorgan Bond Fund ("BF")      Class A, Class B, Class C, Institutional, Select and Ultra
                 JPMorgan Enhanced Income Fund ("EIF")      Institutional
          JPMorgan Emerging Markets Debt Fund ("EMDF")      Select
        JPMorgan Global Strategic Income Fund ("GSIF")      Class A, Class B, Class C, Class M, Institutional and Select
                JPMorgan Short Term Bond Fund ("STBF")      Class A, Institutional and Select
           JPMorgan Short Term Bond Fund II ("STBFII")      Class A, Class M and Select

The Funds, excluding STBFII, are separate series of JPM I. STBFII is a separate series of MFG.

Prior to February 19, 2005 BF, GSIF, and STBF were separate series of J.P. Morgan Institutional Funds. EIF was a separate series of J.P. Morgan Series Trust. EMDF was a separate series of J.P. Morgan Funds. On August 19, 2004, the Boards of Trustees of the then existing Trusts each approved Agreements and Plans of Reorganization regarding the reorganization of each series of their respective Trust into a corresponding series of J.P. Morgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of JPMorgan Bond Fund, JPMorgan Enhanced Income Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Global Strategic Income Fund and JPMorgan Short Term Bond Fund (the "Funds") held on January 20, 2005, and adjourned and reconvened on February 3, 2005, shareholders of each of the Funds approved the Agreement and Plan of Reorganization with respect to each respective Fund.

Effective as of 5:00 p.m. on February 18, 2005 pursuant to the Agreement and Plan of Reorganization, the Funds were each reorganized, by means of a tax-free reorganization, each as a separate series of JPMMFS.

Additionally, at a special meeting of shareholders on January 20, 2005, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, a Delaware statutory trust, including those series of JPMMFS such as the Funds which became a series of JPMMFS as of February 18, 2005. Therefore, effective as of 5:00 p.m. on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

Effective February 19, 2005, JPMorgan Fleming Emerging Markets Debt Fund changed its name to JPMorgan Emerging Markets Debt Fund.

Class A and Class M shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to Institutional, Ultra and Select classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

On November 11, 2004, the Board of Trustees approved the increase of the maximum front-end sales charge for Class A shares from 1.50% to 3.00% for STBF and STBFII, for shares purchased on or after November 15, 2004.

2. REORGANIZATION

On August 19, 2004, the Board of Trustees of the then existing Trusts approved management's proposal to merge the JPMorgan Strategic Income Fund (the "Target Fund") into the JPMorgan Global Strategic Income Fund (the "Acquiring Fund").

The Agreement and Plan of Reorganization with respect to the JPMorgan Strategic Income Fund was approved by the Fund's shareholders at a special meeting of shareholders held on January 20, 2005, and adjourned and reconvened on February 3, 2005.

The merger was effective after the close of business on February 18, 2005. The Acquiring Fund acquired all the assets and liabilities of the Target Fund as shown in the table below. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received the number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on the date of the reorganization.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the Reorganization (amounts in thousands, except per share amounts):

JPMORGAN GLOBAL STRATEGIC INCOME FUND REORGANIZATION

                                                                NET ASSET            NET
                                          SHARES                    VALUE     UNREALIZED
                                     OUTSTANDING   NET ASSETS   PER SHARE   APPRECIATION
TARGET FUND
JPMorgan Strategic Income Fund                                                $      828
   Class A                                   322   $    3,011   $    9.34
   Class B                                   784   $    7,328   $    9.35
   Class C                                   313   $    2,925   $    9.35
   Class M                                   698   $    6,507   $    9.32

ACQUIRING FUND
JPMorgan Global Strategic
Income Fund                                                                   $      360
   Class A                                    89   $      827   $    9.26
   Institutional                           2,506   $   23,220   $    9.27
   Select                                    270   $    2,502   $    9.26

POST REORGANIZATION
JPMorgan Global Strategic
Income Fund                                                                   $    1,188
   Class A                                   414   $    3,838   $    9.26
   Class B                                   792   $    7,328   $    9.26
   Class C                                   316   $    2,925   $    9.26
   Class M                                   702   $    6,507   $    9.26
   Institutional                           2,506   $   23,220   $    9.27
   Select                                    270   $    2,502   $    9.26

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities, other than convertible bonds, with a maturity of 61 days or more, will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. Purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds may invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of February 28, 2005, the Funds had outstanding futures contracts as listed on the Funds' Portfolios of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, or the delivery of the currency is made or taken, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of February 28, 2005, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolios of Investments.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are generally settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of February 28, 2005, the Funds had written options contracts outstanding as listed on the Funds' Portfolios of Investments.

Transactions in options written during the six months ended February 28, 2005, were as follows (amounts in thousands):

                                                 BF                      STBF                   STBF II
                                      ----------------------    ---------------------    ---------------------
                                       NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                                           UNITS    RECEIVED        UNITS    RECEIVED        UNITS    RECEIVED
Options outstanding at
August 31, 2004                         (507,318)   $  2,803           --      $   --           --      $  --
Options written                       (1,473,603)      9,435     (300,000)        270     (225,000)        202
Options expired or terminated in
closing purchase transactions          1,696,218      (9,963)     300,000        (270)     225,000        (202)
Options exercised                             --          --           --          --           --         --
Options outstanding at
February 28, 2005                       (284,703)   $  2,275           --      $   --           --      $  --

F. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index, credit default and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of February 28, 2005, the Funds had outstanding swap agreements as listed on the Funds' Portfolios of Investments. Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets and Liabilities.

G. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any realized gains on the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. DOLLAR ROLLS -- The Funds may enter into dollar rolls principally using To Be Announced (TBA) securities, in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

In a "fee based" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields, principally by earning a negotiated fee.

As of February 28, 2005, the Funds had no fee based Dollar Rolls outstanding.

I. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following is the market value and percentage of net assets of restricted and illiquid securities (amounts in thousands).

                                            ILLIQUID               RESTRICTED *
FUND
BF                                    $  27,803        3.33%  $ 170,953       20.44%
EIF                                      11,330        5.45%     60,833       29.25%
EMDF                                         --          --       4,720       12.65%
GSIF                                      2,522        5.47%      5,993       12.98%
STBF                                     28,749        4.01%    166,947       23.29%
STBFII                                   29,678        2.95%    215,355       21.37%

   * Includes Illiquid Securities

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

K. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

L. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

M. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

N. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

O. EQUALIZATION -- STBFII and GSIF (after the reorganization) use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory agreement, J.P. Morgan Investment Management, Inc. "JPMIM" acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Fleming Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee rate for each Fund is as follows:

                                                         INVESTMENT
                                                   ADVISORY FEE (%)
FUND
BF                                                             0.30%
EIF                                                            0.25%
EMDF                                                           0.70%
GSIF                                                           0.45%
STBF                                                           0.25%
STBFII                                                         0.25%

The Advisor waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Effective February 19, 2005, pursuant to a Distribution Agreement with JPMorgan Distribution Services, Inc. ("JPMDS" or "Distributor"), a wholly-owned subsidiary of JPMorgan Chase & Co., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMDS receives no compensation in its capacity as the Funds' underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, B, C and M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                  CLASS A   CLASS B   CLASS C    CLASS M
FUND
BF                                                   0.25      0.75      0.75        n/a
GSIF                                                 0.25      0.75      0.75       0.50
STBF                                                 0.25       n/a       n/a        n/a
STBFII                                               0.25       n/a       n/a       0.35

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A and Class M shares and the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares. For the period 2/19/05 to 2/28/05, JPMDS received the following amounts as Distributor:

                                                                    FRONT-END
                                                                        SALES
(AMOUNTS IN THOUSANDS)                                     12b-1       CHARGE     CDSC
FUND
BF                                                         $  --        $   4    $   1
GSIF                                                           2           --^      --^
STBF                                                          --^          --^      --^
STBFII                                                         2            1       --

   ^  Amount rounds to less than one thousand.

JPMFD and JPMDS waived Distribution Fees as outlined in Note 4.F.

C. SHAREHOLDER SERVICING FEES -- Effective February 19, 2005, the Trusts have entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMDS under which JPMDS provides account administration and personal account maintenance services to the shareholders. For performing these services JPMDS receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                     CLASS A   CLASS B   CLASS C   CLASS M   INSTITUTIONAL   SELECT   ULTRA
FUND
BF                                      0.25      0.25      0.25       n/a            0.10     0.25    0.00*
EIF                                      n/a       n/a       n/a       n/a            0.10      n/a     n/a
EMDF                                     n/a       n/a       n/a       n/a             n/a     0.25     n/a
GSIF                                    0.25      0.25      0.25      0.30            0.10     0.25     n/a
STBF                                    0.25       n/a       n/a       n/a            0.10     0.25     n/a
STBFII                                  0.25       n/a       n/a      0.25             n/a     0.25     n/a

   * Prior to February 19, 2005, the Shareholder Servicing Fee for BF ultra shares was 0.05%.

JPMDS may enter into service contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMDS, Charles Schwab & Co. ("Schwab") and JPM I are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of BF, EIF, EMDF, GSIF and STBF available to customers of investment advisers and other financial intermediaries who are Schwab's clients. BF, EIF, EMDF, GSIF and STBF are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPM I and JPMDS is terminated, BF, EIF, EMDF, GSIF and STBF would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Funds' Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

JPMCB and JPMDS waived Shareholder Servicing Fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Effective February 19,2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. ("JPMFM" or the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds and all non-investor funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMCB served as the Funds' administrator, subject to the same fee arrangements.

JPMCB and JPMFM waived Administration Fees and reimbursed expenses as outlined in Note 4.F.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator and will continue to do so until mid-2005. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator. Beginning in mid-2005, J.P. Morgan Investor Services, Co. ("JPMIS") will serve as the Funds' sub-administrator. For its services as sub-administrator, JPMIS will receive a portion of the fees payable to the Administrator.

F. WAIVERS AND REIMBURSEMENTS -- The Administrator, Advisor and Distributor have contractually agreed to waive fees and reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

                                     CLASS A   CLASS B   CLASS C   CLASS M   INSTITUTIONAL   SELECT   ULTRA
FUND
BF                                      0.75      1.50      1.50       n/a            0.49     0.69    0.40
EIF                                      n/a       n/a       n/a       n/a            0.25      n/a     n/a
EMDF                                     n/a       n/a       n/a       n/a             n/a     1.25     n/a
GSIF*                                   1.15      1.65      1.65      1.45            0.65     0.90     n/a
STBF                                    0.75       n/a       n/a       n/a            0.30     0.60     n/a
STBFII**                                0.75       n/a       n/a      0.99             n/a     0.50     n/a

   * Prior to February 19, 2005, the contractual expense limitation for GSIF Class A and Select class were 1.25% and 1.00%, respectively.
  ** Prior to February 19, 2005, the contractual expense limitation for STBFII
     Class M was 1.00%.

The contractual expense limitation agreements were in effect for the six months ended February 28, 2005. The expense limitation percentages in the table above are due to expire on December 31, 2006.

For the six months ended February 28, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                   CONTRACTUAL WAIVERS
                          -------------------------------------------------------------------
                          INVESTMENT                    SHAREHOLDER                                CONTRACTUAL
                            ADVISORY   ADMINISTRATION     SERVICING   DISTRIBUTION      TOTAL   REIMBURSEMENTS
BF                            $   --           $  408        $  110          $  --     $  518           $   22
EIF                              166              137           139             --        442               --
EMDF                              17               20            46             --         83               --
GSIF                              69               24            18             --        111               13
STBF                              37              477           315             --^       829                8
STBFII                            --              215           426             10        651               --

   ^ Amount rounds to less than one thousand.

                                                                VOLUNTARY WAIVERS
                                             ---------------------------------------------------------
                                             INVESTMENT                    SHAREHOLDER
                                               ADVISORY   ADMINISTRATION     SERVICING    DISTRIBUTION
BF                                               $   --           $   20        $   --          $   --
EIF                                                  --               70            --              --
STBF                                                 --               11            --              --

G. OTHER -- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. and BISYS or their subsidiaries. Such officers received no compensation from the Funds for serving in their respective roles.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended February 28, 2005, STBF incurred approximately (in thousands) $50 as brokerage commissions with brokers/dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 28, 2005 are as follows (amounts in thousands):

                              SHAREHOLDER
                                SERVICING   DISTRIBUTION   TRANSFER AGENT *
BF
Class A                          $      4       $      4           $     14
Class B                                 2              7                  8
Class C                                --^             1                  1
Institutional                         147             --                 11
Select                                233             --                 21
Ultra                                  84             --                  7
---------------------------------------------------------------------------
                                 $    470       $     12           $     62
---------------------------------------------------------------------------

EIF
Institutional                    $    139       $     --           $      9

EMDF
Select                           $     46       $     --           $     12

GSIF
Class A                          $      1       $      1           $      5
Class B                                 1              1                 --
Class C                                --^            --^                --
Class M                                --^             1                 --
Institutional                          14             --                  8
Select                                  3             --                  7
---------------------------------------------------------------------------
                                 $     19       $      3           $     20
---------------------------------------------------------------------------

STBF
Class A                          $      4       $      4           $      9
Institutional                         311             --                 15
Select                                116             --                 16
---------------------------------------------------------------------------
                                 $    431       $      4           $     40
---------------------------------------------------------------------------

STBFII
Class A                          $     65       $     65           $     34
Class M                               697            976                  6
Select                                593             --                 12
---------------------------------------------------------------------------
                                 $  1,355       $  1,041           $     52
---------------------------------------------------------------------------

   ^ Amount rounds to less than one thousand.
   * Effective February 19, 2005, the Funds no longer bear class specific charges relating to Transfer Agent fees. The amounts in the table above relate to the fees charged to each specific class prior to February 19, 2005.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 28, 2005 and the year ended August 31, 2004 are as follows (amounts in thousands):

                                SIX MONTHS ENDED 2/28/05                 YEAR ENDED 8/31/04
                            ---------------------------------   ------------------------------------
                                          NET                                 NET
                            INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME      REALIZED GAIN
BF
Class A                             $      61       $      91           $      78          $      71
Class B                                    26              55                  58                 76
Class C                                     3               6                   7                  9
Institutional                           6,446           8,858              13,088             11,950
Select                                  3,840           5,644               7,804              8,959
Ultra                                   7,926          10,597              14,764             13,144
----------------------------------------------------------------------------------------------------
                                    $  18,302       $  25,251           $  35,799          $  34,209
----------------------------------------------------------------------------------------------------

EIF
Institutional                       $   3,064       $      --           $   5,541          $      --

EMDF
Select                              $   1,372       $   4,588           $   3,506          $      --

GSIF
Class A                             $      18       $      --           $      28          $      --
Class B                                     6              --                  --                 --
Class C                                     2              --                  --                 --
Class M                                     6              --                  --                 --
Institutional                             615              --               3,689                 --
Select                                     47              --                 154                 --
----------------------------------------------------------------------------------------------------
                                    $     694       $      --           $   3,871          $      --
----------------------------------------------------------------------------------------------------

STBF
Class A                             $      47       $      --           $     131          $      --
Institutional                          11,396              --              17,897                 --
Select                                  1,511              --               2,353                 --
----------------------------------------------------------------------------------------------------
                                    $  12,954       $      --           $  20,381          $      --
----------------------------------------------------------------------------------------------------

STBFII
Class A                             $     688       $      --           $     955(a)       $      --
Class M                                 6,537              --              15,711(a)              --
Select                                  6,917              --              11,173(a)              --
----------------------------------------------------------------------------------------------------
                                    $  14,142       $      --           $  27,839          $      --
----------------------------------------------------------------------------------------------------

(a) Includes return of capital of $7, $80 and $62 for Class A, M and Select, respectively (amounts in thousands).

7. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                       PURCHASES             SALES      PURCHASES            SALES
                                 (EXCLUDING U.S.   (EXCLUDING U.S.        OF U.S.          OF U.S.
                                     GOVERNMENT)       GOVERNMENT)     GOVERNMENT       GOVERNMENT
BF                                    $  268,151        $  256,957   $  2,118,985     $  2,113,673
EIF                                      118,239           192,008             --              948
EMDF                                       4,009             5,158         59,924           65,700
GSIF                                       4,928            13,112         73,527           69,290
STBF                                     212,140           292,376        167,856          141,717
STBFII                                   311,185           484,497        190,270          173,446

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2005 are as follows (amounts in thousands):

                                                             GROSS          GROSS   NET UNREALIZED
                                       AGGREGATE        UNREALIZED     UNREALIZED     APPRECIATION
                                            COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
BF                                  $  1,056,248         $  16,343     $   (8,382)        $  7,961
EIF                                      208,372               228           (339)            (111)
EMDF                                      27,506             2,895            (10)           2,885
GSIF                                      50,869             2,120         (1,238)             882
STBF                                     736,335             2,428         (8,360)          (5,932)
STBFII                                 1,027,060             2,373        (13,588)         (11,215)

9. BORROWINGS

Effective February 18, 2005, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Funds were allowed to borrow money for temporary or emergency purposes, pursuant, to a Line of Credit dated April 17, 2003. This agreement enabled the Funds to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement was terminated as of February 18, 2005.

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

The Funds had no borrowings outstanding at February 28, 2005, nor at any time during the six months then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds can expect the risk of loss to be remote.

11. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                                             BOND FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 28, 2005    AUGUST 31, 2004
CLASS A
AMOUNT
    Shares sold                                                      $       753        $     1,767
    Shares issued in reinvestment of distributions                           142                143
    Shares redeemed                                                         (408)              (907)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding               $       487        $     1,003
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               76                177
    Shares issued in reinvestment of distributions                            14                 14
    Shares redeemed                                                          (41)               (91)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        49                100
---------------------------------------------------------------------------------------------------

CLASS B
AMOUNT
    Shares sold                                                      $        60        $       237
    Shares issued in reinvestment of distributions                            36                 67
    Shares redeemed                                                         (284)              (836)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding               $      (188)       $      (532)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                6                 24
    Shares issued in reinvestment of distributions                             4                  7
    Shares redeemed                                                          (29)               (86)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                       (19)               (55)
---------------------------------------------------------------------------------------------------

                                                                       BOND FUND (CONTINUED)
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 28, 2005    AUGUST 31, 2004
CLASS C**
AMOUNT
    Shares sold                                                      $        34        $       127
    Shares issued in reinvestment of distributions                             8                 14
    Shares redeemed                                                          (32)              (199)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding               $        10        $       (58)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                3                 13
    Shares issued in reinvestment of distributions                             1                  1
    Shares redeemed                                                           (3)               (20)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                         1                 (6)
---------------------------------------------------------------------------------------------------

INSTITUTIONAL
AMOUNT
    Shares sold                                                      $    33,384        $    75,515
    Shares issued in reinvestment of distributions                         9,716             15,282
    Shares redeemed                                                      (69,366)          (252,219)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding               $   (26,266)       $  (161,422)
---------------------------------------------------------------------------------------------------

SHARES
    Shares sold                                                            3,403              7,584
    Shares issued in reinvestment of distributions                           997              1,545
    Shares redeemed                                                       (7,028)           (25,296)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                    (2,628)           (16,167)
---------------------------------------------------------------------------------------------------

**   From commencement of offering class shares on March 31, 2003.

                                                                      BOND FUND (CONTINUED)
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 28, 2005    AUGUST 31, 2004
SELECT
AMOUNT
    Shares sold                                                      $    22,424        $    45,098
    Shares issued in reinvestment of distributions                         8,713             15,587
    Shares redeemed                                                      (26,730)          (179,415)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                               $     4,407        $  (118,730)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,271              4,528
    Shares issued in reinvestment of distributions                           894              1,575
    Shares redeemed                                                       (2,712)           (18,118)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                       453            (12,015)
---------------------------------------------------------------------------------------------------

ULTRA
AMOUNT
    Shares sold                                                      $    32,522        $    69,894
    Shares issued in reinvestment of distributions                        16,272             24,753
    Shares redeemed                                                      (61,980)          (159,036)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding               $   (13,186)       $   (64,389)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            3,290              7,078
    Shares issued in reinvestment of distributions                         1,669              2,501
    Shares redeemed                                                       (6,260)           (16,016)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                    (1,301)            (6,437)
---------------------------------------------------------------------------------------------------

                                                                      ENHANCED INCOME FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 28, 2005    AUGUST 31, 2004
INSTITUTIONAL
AMOUNT
    Shares sold                                                      $    35,296        $   263,773
    Shares issued in reinvestment of distributions                         2,289              3,814
    Shares redeemed                                                     (123,249)          (327,065)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding               $   (85,664)       $   (59,478)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            3,589             26,783
    Shares issued in reinvestment of distributions                           232                388
    Shares redeemed                                                      (12,527)           (33,263)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                    (8,706)            (6,092)
---------------------------------------------------------------------------------------------------

                                                                    EMERGING MARKETS DEBT FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 28, 2005    AUGUST 31, 2004
SELECT
AMOUNT
    Shares sold                                                      $    21,945        $    14,341
    Shares issued in reinvestment of distributions                         5,138              3,085
    Shares redeemed                                                      (24,021)           (45,233)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding               $     3,062        $   (27,807)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,349              1,542
    Shares issued in reinvestment of distributions                           578                330
    Shares redeemed                                                       (2,531)            (4,787)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                       396             (2,915)
---------------------------------------------------------------------------------------------------

                                                                         GLOBAL STRATEGIC INCOME FUND
                                                                     -------------------------------------
                                                                      SIX MONTHS ENDED          YEAR ENDED
                                                                     FEBRUARY 28, 2005    AUGUST 31, 2004@
CLASS A
AMOUNT
    Shares sold                                                            $       289         $       838
    Shares issued in connection with Fund Reorganization (Note 2)                3,011
    Shares issued in reinvestment of distributions                                  17                  26
    Shares redeemed                                                               (294)               (466)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                     $     3,023         $       398
----------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                     31                  93
    Shares issued in connection with Fund Reorganization (Note 2)                  325
    Shares issued in reinvestment of distributions                                   2                   3
    Shares redeemed                                                                (32)                (52)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                             326                  44
----------------------------------------------------------------------------------------------------------

CLASS B*
AMOUNT
    Shares sold                                                            $        45         $        --
    Shares issued in connection with Fund Reorganization (Note 2)                7,328
    Shares issued in reinvestment of distributions                                   3                  --
    Shares redeemed                                                                (37)               (317)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                     $     7,339         $      (317)
----------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                      4                  --
    Shares issued in connection with Fund Reorganization (Note 2)                  792
    Shares issued in reinvestment of distributions                                  --^                 --
    Shares redeemed                                                                 (4)                (36)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                             792                 (36)
----------------------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.
*    From commencement of offering of shares on February 19, 2005.
@    For Class B Shares, activity through September 12, 2003.

                                                                  GLOBAL STRATEGIC INCOME FUND (CONTINUED)
                                                                  ----------------------------------------
                                                                     SIX MONTHS ENDED         YEAR ENDED
                                                                    FEBRUARY 28, 2005    AUGUST 31, 2004
CLASS C*
AMOUNT
    Shares sold                                                             $      --^            $     --
    Shares issued in connection with Fund Reorganization (Note 2)               2,925
    Shares issued in reinvestment of distributions                                  2                   --
    Shares redeemed                                                               (13)                  --
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                      $   2,914             $     --
----------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                    --^                  --
    Shares issued in connection with Fund Reorganization (Note 2)                 316
    Shares issued in reinvestment of distributions                                 --^                  --
    Shares redeemed                                                                (2)                  --
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                            314                   --
----------------------------------------------------------------------------------------------------------
CLASS M*
AMOUNT
    Shares sold                                                             $       2             $     --
    Shares issued in connection with Fund Reorganization (Note 2)               6,507
    Shares issued in reinvestment of distributions                                 --                   --
    Shares redeemed                                                                --                   --
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                      $   6,509             $     --
----------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                     1                   --
    Shares issued in connection with Fund Reorganization (Note 2)                 702
    Shares issued in reinvestment of distributions                                 --                   --
    Shares redeemed                                                                --                   --
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                            703                   --
----------------------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.
*    From commencement of offering of shares on February 19, 2005.

                                                                  GLOBAL STRATEGIC INCOME FUND (CONTINUED)
                                                                  ----------------------------------------
                                                                     SIX MONTHS ENDED           YEAR ENDED
                                                                    FEBRUARY 28, 2005      AUGUST 31, 2004
INSTITUTIONAL
AMOUNT
    Shares sold                                                           $     1,421          $       861
    Shares issued in reinvestment of distributions                                 50                  263
    Shares redeemed                                                           (18,275)             (70,986)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                    $   (16,804)         $   (69,862)
----------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                   154                   94
    Shares issued in reinvestment of distributions                                  5                   29
    Shares redeemed                                                            (1,989)              (7,786)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                         (1,830)              (7,663)
----------------------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                           $       269          $       271
    Shares issued in reinvestment of distributions                                 44                  141
    Shares redeemed                                                              (271)              (1,058)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                    $        42          $      (646)
----------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                    29                   30
    Shares issued in reinvestment of distributions                                  5                   15
    Shares redeemed                                                               (29)                (116)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                              5                  (71)
----------------------------------------------------------------------------------------------------------

                                                                       SHORT TERM BOND FUND
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 28, 2005    AUGUST 31, 2004
CLASS A
AMOUNT
    Shares sold                                                     $      1,302       $      1,777
    Shares issued in reinvestment of distributions                            34                 60
    Shares redeemed                                                         (479)            (7,872)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding              $        857       $     (6,035)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                              133                180
    Shares issued in reinvestment of distributions                             3                  6
    Shares redeemed                                                          (49)              (800)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                        87               (614)
---------------------------------------------------------------------------------------------------

INSTITUTIONAL
AMOUNT
    Shares sold                                                     $     68,286       $    232,147
    Shares issued in reinvestment of distributions                         7,638             12,345
    Shares redeemed                                                      (96,095)          (406,830)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding              $    (20,171)      $   (162,338)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            6,969             23,525
    Shares issued in reinvestment of distributions                           781              1,252
    Shares redeemed                                                       (9,810)           (41,331)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                    (2,060)           (16,554)
---------------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                     $     21,511       $     46,594
    Shares issued in reinvestment of distributions                           889              1,497
    Shares redeemed                                                      (15,495)           (75,703)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding              $      6,905       $    (27,612)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,203              4,723
    Shares issued in reinvestment of distributions                            91                152
    Shares redeemed                                                       (1,583)            (7,682)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                       711             (2,807)
---------------------------------------------------------------------------------------------------

                                                                    SHORT TERM BOND FUND II
                                                               ------------------------------------
                                                                SIX MONTHS ENDED         YEAR ENDED
                                                               FEBRUARY 28, 2005    AUGUST 31, 2004
CLASS A
AMOUNT
    Shares sold                                                     $      2,164       $     45,840
    Shares issued in reinvestment of distributions                           616                815
    Shares redeemed                                                       (8,850)           (35,304)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding              $     (6,070)      $     11,351
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                              213              4,499
    Shares issued in reinvestment of distributions                            61                 80
    Shares redeemed                                                         (873)            (3,449)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                      (599)             1,130
---------------------------------------------------------------------------------------------------
CLASS M
AMOUNT
    Shares sold                                                     $      7,495       $     62,729
    Shares issued in reinvestment of distributions                             2                 20
    Shares redeemed                                                     (146,643)          (584,516)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding              $   (139,146)      $   (521,767)
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                              739              6,131
    Shares issued in reinvestment of distributions                            --^                 2
    Shares redeemed                                                      (14,442)           (57,237)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                   (13,703)           (51,104)
---------------------------------------------------------------------------------------------------

SELECT
AMOUNT
    Shares sold                                                     $     52,300       $    354,225
    Shares issued in reinvestment of distributions                           560              1,103
    Shares redeemed                                                      (76,182)          (203,163)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding              $    (23,322)      $    152,165
---------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            5,141             34,518
    Shares issued in reinvestment of distributions                            55                108
    Shares redeemed                                                       (7,493)           (19,866)
---------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund shares outstanding                    (2,297)            14,760
---------------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS

CLASS A

                                                                 PER SHARE OPERATING PERFORMANCE:
                                --------------------------------------------------------------------------------------------------
                                                INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                             ---------------------------------------    ------------------------------------------
                                                              NET GAINS
                                                         OR (LOSSES) ON
                                NET ASSET           NET      SECURITIES                  DIVIDENDS
                                   VALUE,    INVESTMENT           (BOTH   TOTAL FROM      FROM NET   DISTRIBUTIONS
                                BEGINNING        INCOME    REALIZED AND   INVESTMENT    INVESTMENT    FROM CAPITAL           TOTAL
                                OF PERIOD        (LOSS)     UNREALIZED)   OPERATIONS        INCOME           GAINS   DISTRIBUTIONS
BOND FUND
Six Months Ended 2/28/05          $ 10.05          0.17            0.08         0.25          0.20            0.30            0.50
Year Ended 8/31/04                $ 10.03          0.32            0.32         0.64          0.32            0.30            0.62
Year Ended 8/31/03                $ 10.07          0.40            0.04         0.44          0.40            0.08            0.48
11/1/01 Through 8/31/02^^         $ 10.08          0.31            0.05         0.36          0.31            0.06            0.37
9/10/01** Through 10/31/01        $  9.89          0.06^           0.20         0.26          0.07              --            0.07

GLOBAL STRATEGIC INCOME FUND
Six Months Ended 2/28/05          $  9.08          0.18^           0.15         0.33          0.17              --            0.17
Year Ended 8/31/04                $  8.92          0.48^           0.15         0.63          0.47              --            0.47
Year Ended 8/31/03                $  8.64          0.40^           0.31         0.71          0.43              --            0.43
11/1/01 Through 8/31/02^^         $  8.91          0.55           (0.33)        0.22          0.47            0.02            0.49
9/10/01** Through 10/31/01        $  9.13          0.09^          (0.22)       (0.13)         0.09              --            0.09

SHORT TERM BOND FUND
Six Months Ended 2/28/05          $  9.84          0.14           (0.12)        0.02          0.15              --            0.15
Year Ended 8/31/04                $  9.85          0.20           (0.01)        0.19          0.20              --            0.20
Year Ended 8/31/03                $ 10.03          0.24           (0.03)        0.21          0.25            0.14            0.39
11/1/01 Through 8/31/02^^         $ 10.01          0.27            0.05         0.32          0.26            0.04            0.30
9/10/01** Through 10/31/01        $  9.87          0.05^           0.15         0.20          0.06              --            0.06

** Commencement of offering of class of shares.
 ^ Calculated based upon average shares outstanding.
^^ The fund changed its fiscal year end from October 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                   PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------
                                     NET ASSET
                                    VALUE, END                TOTAL
                                     OF PERIOD        RETURN (1)(b)
BOND FUND
Six Months Ended 2/28/05               $  9.80               2.48%
Year Ended 8/31/04                     $ 10.05               6.61%
Year Ended 8/31/03                     $ 10.03               4.32%
11/1/01 Through 8/31/02^^              $ 10.07               3.72%
9/10/01** Through 10/31/01             $ 10.08               2.63%

GLOBAL STRATEGIC INCOME FUND
Six Months Ended 2/28/05               $  9.24               3.65%
Year Ended 8/31/04                     $  9.08               7.20%
Year Ended 8/31/03                     $  8.92               8.33%
11/1/01 Through 8/31/02^^              $  8.64               2.54%
9/10/01** Through 10/31/01             $  8.91              (2.30%)

SHORT TERM BOND FUND
Six Months Ended 2/28/05               $  9.71               0.16%
Year Ended 8/31/04                     $  9.84               1.92%
Year Ended 8/31/03                     $  9.85               2.08%
11/1/01 Through 8/31/02^^              $ 10.03               3.18%
9/10/01** Through 10/31/01             $ 10.01               2.01%

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                -------------------------------------------------------------------------------------------------
                                                                       RATIOS TO AVERAGE NET ASSETS: #
                                              -----------------------------------------------------------------------------------
                                                                                                     NET INVESTMENT
                                NET ASSETS,                       NET              EXPENSES           INCOME (LOSS)
                                     END OF                INVESTMENT      WITHOUT WAIVERS,        WITHOUT WAIVERS,    PORTFOLIO
                                     PERIOD        NET         INCOME        REIMBURSEMENTS          REIMBURSEMENTS     TURNOVER
                                 (MILLIONS)   EXPENSES         (LOSS)  AND EARNINGS CREDITS    AND EARNINGS CREDITS         RATE (b)
BOND FUND
Six Months Ended 2/28/05               $  3       0.74%          3.36%                 1.90%                   2.20%         243%
Year Ended 8/31/04                     $  3       0.75%          3.19%                 1.88%                   2.06%         571%
Year Ended 8/31/03                     $  2       0.75%          3.86%                 1.59%                   3.02%         679%
11/1/01 Through 8/31/02^^              $  1       0.75%          3.59%                 5.64%                  (1.30%)        572%
9/10/01** Through 10/31/01             $ --+      0.75%          3.93%                10.75%                  (6.07%)        423%

GLOBAL STRATEGIC INCOME FUND
Six Months Ended 2/28/05               $  4       1.22%          3.79%                 2.69%                   2.32%         261%
Year Ended 8/31/04                     $  1       1.27%(o)       5.31%                 4.23%                   2.35%         152%
Year Ended 8/31/03                     $ --+      1.25%          4.45%                 7.26%                  (1.56%)        248%
11/1/01 Through 8/31/02^^              $ --+      1.25%          6.20%                35.90%@                (28.45%)@       178%
9/10/01** Through 10/31/01             $ --+      1.25%          6.99%                11.01%                  (2.77%)        107%

SHORT TERM BOND FUND
Six Months Ended 2/28/05               $  3       0.75%          2.88%                 1.54%                   2.09%          56%
Year Ended 8/31/04                     $  3       0.75%          2.00%                 1.17%                   1.58%         261%
Year Ended 8/31/03                     $  9       0.75%          2.39%                 1.10%                   2.04%         386%
11/1/01 Through 8/31/02^^              $ 10       0.75%          3.01%                 1.00%                   2.76%         215%
9/10/01** Through 10/31/01             $  2       0.75%          3.62%                10.76%                  (6.39%)        160%

  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  + Amount rounds to less than one million.
(o) Includes interest expense for custody overdraft of 1 basis point.
  @ Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             PER SHARE OPERATING PERFORMANCE:
                          ---------------------------------------------------------------------------------------------------------
                                         INCOME FROM INVESTMENT OPERATIONS:                     LESS DISTRIBUTIONS:
                                      ---------------------------------------  ----------------------------------------------------
                                                       NET GAINS
                                                  OR (LOSSES) ON
                          NET ASSET          NET      SECURITIES                DIVIDENDS
                             VALUE,   INVESTMENT           (BOTH   TOTAL FROM    FROM NET  DISTRIBUTIONS        TAX
                          BEGINNING       INCOME    REALIZED AND   INVESTMENT  INVESTMENT   FROM CAPITAL  RETURN OF           TOTAL
                          OF PERIOD       (LOSS)     UNREALIZED)   OPERATIONS      INCOME          GAINS    CAPITAL   DISTRIBUTIONS
SHORT TERM BOND FUND II
Six Months Ended 2/28/05    $ 10.21         0.14           (0.15)       (0.01)       0.13             --         --            0.13
Year Ended 8/31/04          $ 10.23         0.21^          (0.02)        0.19        0.21             --         --+           0.21
Year Ended 8/31/03          $ 10.33         0.23^          (0.04)        0.19        0.24           0.05         --+           0.29
11/1/01 Through 8/31/02^^   $ 10.38         0.25            0.06         0.31        0.25           0.11         --            0.36
Year Ended 10/31/01         $  9.89         0.43^           0.53         0.96        0.47             --         --            0.47
Year Ended 10/31/00         $  9.94         0.56           (0.05)        0.51        0.56             --         --            0.56
Year Ended 10/31/99         $ 10.14         0.46           (0.20)        0.26        0.46             --         --            0.46

 ^ Calculated based upon average shares outstanding.
 + Rounds to less than .005 per share amount.
^^ The fund changed its fiscal year from October 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                   PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------
                                     NET ASSET
                                    VALUE, END         TOTAL
                                     OF PERIOD        RETURN (1)(b)
SHORT TERM BOND FUND II
Six Months Ended 2/28/05               $ 10.07       (0.06%)
Year Ended 8/31/04                     $ 10.21        1.85%
Year Ended 8/31/03                     $ 10.23        1.88%
11/1/01 Through 8/31/02^^              $ 10.33        3.06%
Year Ended 10/31/01                    $ 10.38        9.95%
Year Ended 10/31/00                    $  9.89        5.27%
Year Ended 10/31/99                    $  9.94        2.64%

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                 -------------------------------------------------------------------------------------------------
                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                               -----------------------------------------------------------------------------------
                                                                                                      NET INVESTMENT
                                 NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                      END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                      PERIOD        NET         INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                                  (MILLIONS)   EXPENSES         (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
SHORT TERM BOND FUND II
Six Months Ended 2/28/05                $ 49       0.75%          2.67%                  1.07%                  2.35%         47%
Year Ended 8/31/04                      $ 55       0.75%          2.03%                  1.10%                  1.68%        253%
Year Ended 8/31/03                      $ 44       0.75%          2.31%                  0.96%                  2.10%        319%
11/1/01 Through 8/31/02^^               $ 70       0.75%          2.66%                  1.00%                  2.41%        192%
Year Ended 10/31/01                     $ 52       0.75%          4.25%                  1.15%                  3.85%        315%
Year Ended 10/31/00                     $ 19       0.75%          5.68%                  1.37%                  5.06%        139%
Year Ended 10/31/99                     $ 22       0.75%          4.58%                  1.37%                  3.96%        302%

  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.
(b) Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B

                                                            PER SHARE OPERATING PERFORMANCE:
                              --------------------------------------------------------------------------------------------
                                            INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                          --------------------------------------  ----------------------------------------
                                                           NET GAINS
                                                      OR (LOSSES) ON
                               NET ASSET         NET      SECURITIES               DIVIDENDS
                                  VALUE,  INVESTMENT           (BOTH  TOTAL FROM    FROM NET  DISTRIBUTIONS
                               BEGINNING      INCOME    REALIZED AND  INVESTMENT  INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD      (LOSS)     UNREALIZED)  OPERATIONS      INCOME          GAINS  DISTRIBUTIONS
BOND FUND
Six Months Ended 2/28/05      $     9.97        0.13            0.08        0.21        0.14           0.30           0.44
Year Ended 8/31/04            $     9.95        0.25            0.32        0.57        0.25           0.30           0.55
Year Ended 8/31/03            $    10.05        0.33           (0.03)       0.30        0.32           0.08           0.40
11/1/01 Through 8/31/02^^     $    10.08        0.24            0.03        0.27        0.24           0.06           0.30
9/10/01** Through 10/31/01    $     9.89        0.06^           0.19        0.25        0.06             --           0.06

GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05     $     9.26        0.01^          (0.02)      (0.01)       0.01             --           0.01

^^   The fund changed its fiscal year from October 31 to August 31.
**   Commencement of offering of class of shares.
 ^   Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                              PER SHARE OPERATING PERFORMANCE:
                              --------------------------------
                                  NET ASSET
                                 VALUE, END       TOTAL
                                  OF PERIOD      RETURN (1)(b)
BOND FUND
Six Months Ended 2/28/05      $        9.74      2.09%
Year Ended 8/31/04            $        9.97      5.89%
Year Ended 8/31/03            $        9.95      2.94%
11/1/01 Through 8/31/02^^     $       10.05      2.83%
9/10/01** Through 10/31/01    $       10.08      2.53%

GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05     $        9.24     (0.13%)

                                                                RATIOS/SUPPLEMENTAL DATA:
                              ----------------------------------------------------------------------------------------------
                                                             RATIOS TO AVERAGE NET ASSETS: #
                                            -------------------------------------------------------------------
                                                                                                NET INVESTMENT
                              NET ASSETS,                     NET              EXPENSES          INCOME (LOSS)
                                   END OF              INVESTMENT      WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                   PERIOD        NET       INCOME        REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                               (MILLIONS)   EXPENSES       (LOSS)  AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND
Six Months Ended 2/28/05      $         2       1.49%        2.65%                 2.41%                  1.73%        243%
Year Ended 8/31/04            $         2       1.50%        2.48%                 2.36%                  1.62%        571%
Year Ended 8/31/03            $         2       1.50%        3.19%                 2.14%                  2.55%        679%
11/1/01 Through 8/31/02^^     $         1       1.50%        2.80%                 6.02%                 (1.72%)       572%
9/10/01** Through 10/31/01    $        --+      1.48%        4.07%                11.25%                 (5.70%)       423%

GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05     $         7       1.65%        4.04%                 2.11%                  3.58%        261%

  #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.
  +  Amount rounds to less than one million.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C

                                                            PER SHARE OPERATING PERFORMANCE:
                              --------------------------------------------------------------------------------------------
                                            INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                          --------------------------------------  ----------------------------------------
                                                           NET GAINS
                                                      OR (LOSSES) ON
                               NET ASSET         NET      SECURITIES               DIVIDENDS
                                  VALUE,  INVESTMENT           (BOTH  TOTAL FROM    FROM NET  DISTRIBUTIONS
                               BEGINNING      INCOME    REALIZED AND  INVESTMENT  INVESTMENT   FROM CAPITAL          TOTAL
                               OF PERIOD      (LOSS)     UNREALIZED)  OPERATIONS      INCOME          GAINS  DISTRIBUTIONS
BOND FUND
Six Months Ended 2/28/05      $    10.03        0.13            0.08        0.21        0.14           0.30           0.44
Year Ended 8/31/04            $    10.01        0.24            0.33        0.57        0.25           0.30           0.55
3/31/03** Through 8/31/03     $    10.22        0.14           (0.21)      (0.07)       0.14             --           0.14

GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05     $     9.26        0.01^          (0.02)      (0.01)       0.01             --           0.01

**   Commencement of offering of class of shares.
 ^   Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                              PER SHARE OPERATING PERFORMANCE:
                              --------------------------------
                                  NET ASSET
                                 VALUE, END       TOTAL
                                  OF PERIOD      RETURN (1)(b)
BOND FUND
Six Months Ended 2/28/05      $        9.80      2.09%
Year Ended 8/31/04            $       10.03      5.84%
3/31/03** Through 8/31/03     $       10.01     (0.69%)

GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05     $        9.24     (0.13%)

                                                               RATIOS/SUPPLEMENTAL DATA:
                              ----------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                            -------------------------------------------------------------------
                                                                                                NET INVESTMENT
                              NET ASSETS,                     NET              EXPENSES          INCOME (LOSS)
                                   END OF              INVESTMENT      WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                   PERIOD        NET       INCOME        REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                               (MILLIONS)   EXPENSES       (LOSS)  AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND
Six Months Ended 2/28/05      $        --+      1.49%        2.62%                 2.40%                  1.71%        243%
Year Ended 8/31/04            $        --+      1.50%        2.45%                 2.36%                  1.59%        571%
3/31/03** Through 8/31/03     $        --+      1.50%        3.02%                 1.78%                  2.74%        679%

GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05     $         3       1.65%        4.04%                 2.11%                  3.58%        261%

  #  Short periods have been annualized.
(b)  Not annualized for periods less than one year.
  +  Amount rounds to less than one million.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS M

                                                                   PER SHARE OPERATING PERFORMANCE:
                              ------------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:                    LESS DISTRIBUTIONS:
                                         --------------------------------------  ---------------------------------------------------
                                                          NET GAINS
                                                     OR (LOSSES) ON
                              NET ASSET         NET      SECURITIES               DIVIDENDS
                                 VALUE,  INVESTMENT           (BOTH  TOTAL FROM    FROM NET  DISTRIBUTIONS        TAX
                              BEGINNING      INCOME    REALIZED AND  INVESTMENT  INVESTMENT   FROM CAPITAL  RETURN OF          TOTAL
                              OF PERIOD      (LOSS)     UNREALIZED)  OPERATIONS      INCOME          GAINS    CAPITAL  DISTRIBUTIONS
GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05    $     9.26        0.01^          (0.02)      (0.01)       0.01             --         --           0.01

SHORT TERM BOND FUND II
Six Months Ended 2/28/05     $    10.21        0.12           (0.14)      (0.02)       0.12             --                      0.12
Year Ended 8/31/04           $    10.23        0.18^          (0.02)       0.16        0.18             --         --+          0.18
Year Ended 8/31/03           $    10.33        0.21^          (0.04)       0.17        0.22           0.05         --+          0.27
11/1/01 Through 8/31/02^^    $    10.37        0.23            0.06        0.29        0.22           0.11         --           0.33
Year Ended 10/31/01          $     9.89        0.35^           0.58        0.93        0.45             --         --           0.45
Year Ended 10/31/00          $     9.94        0.54           (0.05)       0.49        0.54             --         --           0.54
7/1/99** Through 10/31/99    $     9.98        0.16           (0.04)       0.12        0.16             --         --           0.16

**   Commencement of offering of class of shares.
 ^   Calculated based upon average shares outstanding.
 +   Rounds to less than .005 per share amount.
^^   The fund changed its fiscal year from October 31 to August 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                              PER SHARE OPERATING PERFORMANCE:
                              --------------------------------
                                  NET ASSET
                                 VALUE, END       TOTAL
                                  OF PERIOD      RETURN (1)(b)
GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05     $        9.24     (0.13%)

SHORT TERM BOND FUND II
Six Months Ended 2/28/05      $       10.07     (0.19%)
Year Ended 8/31/04            $       10.21      1.58%
Year Ended 8/31/03            $       10.23      1.64%
11/1/01 Through 8/31/02^^     $       10.33      2.92%
Year Ended 10/31/01           $       10.37      9.63%
Year Ended 10/31/00           $        9.89      5.04%
7/1/99** Through 10/31/99     $        9.94      1.26%

                                                                RATIOS/SUPPLEMENTAL DATA:
                              ----------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                            ------------------------------------------------------------------
                                                                                               NET INVESTMENT
                              NET ASSETS,                     NET              EXPENSES         INCOME (LOSS)
                                   END OF              INVESTMENT      WITHOUT WAIVERS,      WITHOUT WAIVERS,   PORTFOLIO
                                   PERIOD        NET       INCOME        REIMBURSEMENTS        REIMBURSEMENTS    TURNOVER
                               (MILLIONS)   EXPENSES       (LOSS)  AND EARNINGS CREDITS  AND EARNINGS CREDITS        RATE (b)
GLOBAL STRATEGIC INCOME FUND
2/19/05** Through 2/28/05     $         6       1.45%        4.23%                 1.91%                 3.78%        261%

SHORT TERM BOND FUND II
Six Months Ended 2/28/05      $       497       0.99%        2.40%                 1.03%                 2.36%         47%
Year Ended 8/31/04            $       643       1.00%        1.75%                 1.04%                 1.71%        253%
Year Ended 8/31/03            $     1,168       1.00%        2.07%                 1.04%                 2.03%        319%
11/1/01 Through 8/31/02^^     $     1,127       1.00%        2.41%                 1.03%                 2.38%        192%
Year Ended 10/31/01           $       689       1.00%        3.45%                 1.11%                 3.34%        315%
Year Ended 10/31/00           $        13       0.99%        5.51%                 1.73%                 4.77%        139%
7/1/99** Through 10/31/99     $         3       0.97%        4.72%                 1.41%                 4.28%        302%

  #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b)  Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL

                                                            PER SHARE OPERATING PERFORMANCE:
                                           ------------------------------------------------------------------
                                                                    INCOME FROM INVESTMENT OPERATIONS:
                                                            -------------------------------------------------
                                                                                  NET GAINS
                                                                             OR (LOSSES) ON
                                                NET ASSET              NET       SECURITIES
                                                   VALUE,       INVESTMENT            (BOTH        TOTAL FROM
                                                BEGINNING           INCOME     REALIZED AND        INVESTMENT
                                                OF PERIOD           (LOSS)      UNREALIZED)        OPERATIONS
BOND FUND
Six Months Ended 2/28/05                   $         9.96             0.18             0.08              0.26
Year Ended 8/31/04                         $         9.94             0.35             0.32              0.67
Year Ended 8/31/03                         $        10.04             0.42            (0.02)             0.40
11/1/01 Through 8/31/02^^                  $        10.08             0.34             0.02              0.36
Year Ended 10/31/01                        $         9.43             0.58^            0.65              1.23
Year Ended 10/31/00                        $         9.41             0.60             0.02              0.62
Year Ended 10/31/99                        $        10.10             0.57            (0.57)               --

ENHANCED INCOME FUND
Six Months Ended 2/28/05                   $         9.84             0.11            (0.01)             0.10
Year Ended 8/31/04                         $         9.86             0.14            (0.02)             0.12
Year Ended 8/31/03                         $         9.98             0.23            (0.12)             0.11
11/30/01* Through 8/31/02                  $        10.00             0.18            (0.02)             0.16

GLOBAL STRATEGIC INCOME FUND
Six Months Ended 2/28/05                   $         9.08             0.20^            0.16              0.36
Year Ended 8/31/04                         $         8.92             0.51^            0.17              0.68
Year Ended 8/31/03                         $         8.65             0.48^            0.27              0.75
11/1/01 Through 8/31/02^^                  $         8.95             0.47            (0.30)             0.17
Year Ended 10/31/01                        $         9.29             0.69^           (0.16)             0.53
Year Ended 10/31/00                        $         9.35             0.88            (0.25)             0.63
Year Ended 10/31/99                        $         9.72             0.62            (0.37)             0.25

                                                             PER SHARE OPERATING PERFORMANCE:
                                           ------------------------------------------------------------------
                                                           LESS DISTRIBUTIONS:
                                           ------------------------------------------------
                                                DIVIDENDS
                                                 FROM NET    DISTRIBUTIONS              TAX
                                               INVESTMENT     FROM CAPITAL        RETURN OF             TOTAL
                                                   INCOME            GAINS          CAPITAL     DISTRIBUTIONS
BOND FUND
Six Months Ended 2/28/05                             0.21             0.30               --              0.51
Year Ended 8/31/04                                   0.35             0.30               --              0.65
Year Ended 8/31/03                                   0.42             0.08               --              0.50
11/1/01 Through 8/31/02^^                            0.34             0.06               --              0.40
Year Ended 10/31/01                                  0.58               --               --              0.58
Year Ended 10/31/00                                  0.60               --(a)            --              0.60
Year Ended 10/31/99                                  0.57             0.12               --              0.69

ENHANCED INCOME FUND
Six Months Ended 2/28/05                             0.11               --               --              0.11
Year Ended 8/31/04                                   0.14               --               --              0.14
Year Ended 8/31/03                                   0.23               --               --              0.23
11/30/01* Through 8/31/02                            0.18               --               --              0.18

GLOBAL STRATEGIC INCOME FUND
Six Months Ended 2/28/05                             0.20               --               --              0.20
Year Ended 8/31/04                                   0.52               --               --              0.52
Year Ended 8/31/03                                   0.48               --               --              0.48
11/1/01 Through 8/31/02^^                            0.45               --             0.02              0.47
Year Ended 10/31/01                                  0.87               --               --              0.87
Year Ended 10/31/00                                  0.69               --               --              0.69
Year Ended 10/31/99                                  0.62               --               --              0.62

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
(a)  Rounds to less than .005 per share amount.
  *  Commencement of operations.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                           PER SHARE OPERATING PERFORMANCE:
                                           --------------------------------
                                                NET ASSET
                                               VALUE, END         TOTAL
                                                OF PERIOD        RETURN (b)
BOND FUND
Six Months Ended 2/28/05                   $         9.71          2.71%
Year Ended 8/31/04                         $         9.96          6.96%
Year Ended 8/31/03                         $         9.94          3.99%
11/1/01 Through 8/31/02^^                  $        10.04          3.71%
Year Ended 10/31/01                        $        10.08         13.46%
Year Ended 10/31/00                        $         9.43          6.83%
Year Ended 10/31/99                        $         9.41          0.03%

ENHANCED INCOME FUND
Six Months Ended 2/28/05                   $         9.83          1.03%
Year Ended 8/31/04                         $         9.84          1.28%
Year Ended 8/31/03                         $         9.86          1.14%
11/30/01* Through 8/31/02                  $         9.98          1.58%

GLOBAL STRATEGIC INCOME FUND
Six Months Ended 2/28/05                   $         9.24          3.94%
Year Ended 8/31/04                         $         9.08          7.85%
Year Ended 8/31/03                         $         8.92          8.86%
11/1/01 Through 8/31/02^^                  $         8.65          1.92%
Year Ended 10/31/01                        $         8.95          5.86%
Year Ended 10/31/00                        $         9.29          6.93%
Year Ended 10/31/99                        $         9.35          2.62%

                                                                RATIOS/SUPPLEMENTAL DATA:
                              -------------------------------------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS:#
                                            ---------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                              NET ASSETS,                        NET              EXPENSES         INCOME (LOSS)
                                   END OF                 INVESTMENT      WITHOUT WAIVERS,      WITHOUT WAIVERS,   PORTFOLIO
                                   PERIOD         NET         INCOME        REIMBURSEMENTS        REIMBURSEMENTS    TURNOVER
                               (MILLIONS)    EXPENSES         (LOSS)  AND EARNINGS CREDITS  AND EARNINGS CREDITS        RATE (b)
BOND FUND
Six Months Ended 2/28/05       $      284        0.49%          3.65%                 0.61%                 3.53%        243%
Year Ended 8/31/04             $      318        0.49%          3.51%                 0.62%                 3.38%        571%
Year Ended 8/31/03             $      478        0.49%          4.10%                 0.60%                 3.99%        679%
11/1/01 Through 8/31/02^^      $      747        0.49%          4.14%                 0.58%                 4.05%        572%
Year Ended 10/31/01            $    1,016        0.49%          5.98%                 0.51%                 5.96%        423%(x)
Year Ended 10/31/00            $      907        0.49%          6.37%                 0.49%                 6.37%        531%(x)
Year Ended 10/31/99            $    1,041        0.50%          5.92%                 0.51%                 5.91%        465%(x)

ENHANCED INCOME FUND
Six Months Ended 2/28/05       $      208        0.20%          2.23%                 0.57%                 1.86%         45%
Year Ended 8/31/04             $      294        0.20%          1.47%                 0.56%                 1.12%        156%
Year Ended 8/31/03             $      354        0.20%          2.33%                 0.56%                 1.97%        328%
11/30/01* Through 8/31/02      $      300        0.20%          2.40%                 0.68%                 1.92%        120%

GLOBAL STRATEGIC INCOME FUND
Six Months Ended 2/28/05       $       23        0.65%          4.38%                 1.38%                 3.65%        261%
Year Ended 8/31/04             $       40        0.66%(o)       5.63%                 1.22%                 5.07%        152%
Year Ended 8/31/03             $      108        0.65%          5.42%                 0.97%                 5.10%        248%
11/1/01 Through 8/31/02^^      $      135        0.65%          6.44%                 0.98%                 6.11%        178%
Year Ended 10/31/01            $      143        0.65%          7.50%                 0.80%                 7.35%        107%(y)
Year Ended 10/31/00            $      163        0.65%          7.36%                 0.80%                 7.21%        266%(y)
Year Ended 10/31/99            $      183        0.65%          6.70%                 0.78%                 5.29%        318%(y)

  # Short periods have been annualized.
(b) Not annualized for periods less than one year.
(x) Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.
(y) Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.
(o) Includes interest expense for custody overdraft of 1 basis point.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------------------------------------------------------------------------
                                            INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                        ------------------------------------------   ------------------------------------------
                                                           NET GAINS
                                                      OR (LOSSES) ON
                            NET ASSET          NET        SECURITIES                  DIVIDENDS
                               VALUE,   INVESTMENT             (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                            BEGINNING       INCOME      REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                            OF PERIOD       (LOSS)       UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
SHORT TERM BOND FUND
Six Months Ended 2/28/05    $    9.85         0.16             (0.12)         0.04         0.18              --            0.18
Year Ended 8/31/04          $    9.86         0.25             (0.02)         0.23         0.24              --            0.24
Year Ended 8/31/03          $   10.05         0.28             (0.04)         0.24         0.29            0.14            0.43
11/1/01 Through 8/31/02^^   $   10.03         0.29              0.06          0.35         0.29            0.04            0.33
Year Ended 10/31/01         $    9.58         0.54^             0.46          1.00         0.55              --            0.55
Year Ended 10/31/00         $    9.67         0.60             (0.08)         0.52         0.61              --            0.61
Year Ended 10/31/99         $    9.96         0.58             (0.29)         0.29         0.54            0.04            0.58

 ^^  The fund changed its fiscal year end from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                             NET ASSET
                            VALUE, END             TOTAL
                             OF PERIOD            RETURN (b)
SHORT TERM BOND FUND
Six Months Ended 2/28/05    $     9.71              0.39%
Year Ended 8/31/04          $     9.85              2.38%
Year Ended 8/31/03          $     9.86              2.44%
11/1/01 Through 8/31/02^^   $    10.05              3.55%
Year Ended 10/31/01         $    10.03             10.70%
Year Ended 10/31/00         $     9.58              5.49%
Year Ended 10/31/99         $     9.67              3.03%

                                                                RATIOS/SUPPLEMENTAL DATA:
                            ------------------------------------------------------------------------------------------------
                                                             RATIOS TO AVERAGE NET ASSETS: #
                                          ---------------------------------------------------------------------
                                                                                                 NET INVESTMENT
                            NET ASSETS,                      NET                EXPENSES          INCOME (LOSS)
                                 END OF               INVESTMENT        WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                 PERIOD        NET        INCOME          REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                             (MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS   AND EARNINGS CREDITS         RATE (b)
SHORT TERM BOND FUND
Six Months Ended 2/28/05    $       613       0.30%         3.30%                   0.54%                  3.06%          56%
Year Ended 8/31/04          $       642       0.30%         2.49%                   0.55%                  2.24%         261%
Year Ended 8/31/03          $       806       0.30%         2.85%                   0.55%                  2.60%         386%
11/1/01 Through 8/31/02^^   $       618       0.30%         3.53%                   0.54%                  3.29%         215%
Year Ended 10/31/01         $       697       0.30%         5.52%                   0.48%                  5.34%         160%(z)
Year Ended 10/31/00         $       415       0.30%         6.30%                   0.47%                  6.13%         271%(z)
Year Ended 10/31/99         $       354       0.29%         5.51%                   0.51%                  5.29%         398%(z)

  #  Short periods have been annualized.
(b)  Not annualized for periods less than one year.
(z) Percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT

                                       PER SHARE OPERATING PERFORMANCE:
                             ----------------------------------------------------
                                            INCOME FROM INVESTMENT OPERATIONS:
                                         ----------------------------------------
                                                          NET GAINS
                                                        (LOSSES) ON
                             NET ASSET          NET      SECURITIES
                                VALUE,   INVESTMENT           (BOTH    TOTAL FROM
                             BEGINNING       INCOME    REALIZED AND    INVESTMENT
                             OF PERIOD       (LOSS)     UNREALIZED)    OPERATIONS
BOND FUND@
Six Months Ended 2/28/05     $    9.97         0.17            0.07          0.24
Year Ended 8/31/04           $    9.94         0.33            0.33          0.66
Year Ended 8/31/03           $   10.04         0.40           (0.01)         0.39
11/1/01 Through 8/31/02^^    $   10.08         0.32            0.02          0.34
Year Ended 10/31/01          $    9.43         0.52^           0.70          1.22
Year Ended 10/31/00          $    9.41         0.58            0.02          0.60
Year Ended 10/31/99          $   10.09         0.55           (0.57)        (0.02)

EMERGING MARKETS DEBT FUND
Six Months Ended 2/28/05     $    9.58         0.31            0.71          1.02
Year Ended 8/31/04           $    9.02         0.67            0.60          1.27
Year Ended 8/31/03           $    7.53         0.68            1.53          2.21
8/1/02 Through 8/31/02^^^    $    7.05         0.05            0.49          0.54
Year Ended 7/31/02           $    7.82         0.77           (0.77)           --
Year Ended 7/31/01           $    8.77         0.88           (0.87)         0.01
Year Ended 7/31/00           $    7.29         0.95            1.42          2.37

GLOBAL STRATEGIC INCOME
FUND@
Six Months Ended 2/28/05     $    9.08         0.18^           0.16          0.34
Year Ended 8/31/04           $    8.92         0.49^           0.16          0.65
Year Ended 8/31/03           $    8.65         0.45^           0.27          0.72
11/1/01 Through 8/31/02^^    $    8.95         0.45           (0.31)         0.14
Year Ended 10/31/01          $    9.42         0.67^          (0.38)         0.29
Year Ended 10/31/00          $    9.47         0.87           (0.26)         0.61
Year Ended 10/31/99          $    9.84         0.60           (0.38)         0.22

                                        PER SHARE OPERATING PERFORMANCE:
                             ------------------------------------------------------
                                               LESS DISTRIBUTIONS:
                             ------------------------------------------------------
                              DIVIDENDS
                               FROM NET   DISTRIBUTIONS         TAX
                             INVESTMENT    FROM CAPITAL   RETURN OF           TOTAL
                                 INCOME           GAINS     CAPITAL   DISTRIBUTIONS
BOND FUND@
Six Months Ended 2/28/05           0.20            0.30          --            0.50
Year Ended 8/31/04                 0.33            0.30          --            0.63
Year Ended 8/31/03                 0.41            0.08          --            0.49
11/1/01 Through 8/31/02^^          0.32            0.06          --            0.38
Year Ended 10/31/01                0.57              --          --            0.57
Year Ended 10/31/00                0.58              --          --            0.58
Year Ended 10/31/99                0.56            0.10          --            0.66

EMERGING MARKETS DEBT FUND
Six Months Ended 2/28/05           0.34            1.31          --            1.65
Year Ended 8/31/04                 0.71              --          --            0.71
Year Ended 8/31/03                 0.72              --          --            0.72
8/1/02 Through 8/31/02^^^          0.06              --          --            0.06
Year Ended 7/31/02                 0.77              --          --            0.77
Year Ended 7/31/01                 0.96              --          --            0.96
Year Ended 7/31/00                 0.89              --          --            0.89

GLOBAL STRATEGIC INCOME
FUND@
Six Months Ended 2/28/05           0.18              --          --            0.18
Year Ended 8/31/04                 0.49              --          --            0.49
Year Ended 8/31/03                 0.45              --          --            0.45
11/1/01 Through 8/31/02^^          0.42              --        0.02            0.44
Year Ended 10/31/01                0.76              --          --            0.76
Year Ended 10/31/00                0.66              --          --            0.66
Year Ended 10/31/99                0.59              --          --            0.59

  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split.
 ^^  The fund changed its fiscal year end from October 31 to August 31.
^^^  The fund changed its fiscal year end from July 31 to August 31.
  ^  Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                             PER SHARE OPERATING PERFORMANCE:
                             --------------------------------
                              NET ASSET
                             VALUE, END                 TOTAL
                              OF PERIOD                RETURN (b)
BOND FUND@
Six Months Ended 2/28/05     $     9.71                  2.47%
Year Ended 8/31/04           $     9.97                  6.88%
Year Ended 8/31/03           $     9.94                  3.82%
11/1/01 Through 8/31/02^^    $    10.04                  3.57%
Year Ended 10/31/01          $    10.08                 13.32%
Year Ended 10/31/00          $     9.43                  6.61%
Year Ended 10/31/99          $     9.41                 (0.23%)

EMERGING MARKETS DEBT FUND
Six Months Ended 2/28/05     $     8.95                 11.32%
Year Ended 8/31/04           $     9.58                 14.56%
Year Ended 8/31/03           $     9.02                 30.49%
8/1/02 Through 8/31/02^^^    $     7.53                  7.69%
Year Ended 7/31/02           $     7.05                 (0.67%)
Year Ended 7/31/01           $     7.82                 (0.17%)
Year Ended 7/31/00           $     8.77                 34.12%

GLOBAL STRATEGIC INCOME
FUND@
Six Months Ended 2/28/05     $     9.24                  3.76%
Year Ended 8/31/04           $     9.08                  7.48%
Year Ended 8/31/03           $     8.92                  8.48%
11/1/01 Through 8/31/02^^    $     8.65                  1.61%
Year Ended 10/31/01          $     8.95                  5.46%
Year Ended 10/31/00          $     9.42                  6.57%
Year Ended 10/31/99          $     9.47                  2.26%

                                                                 RATIOS/SUPPLEMENTAL DATA:
                             ------------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                          ----------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                             NET ASSETS,                       NET               EXPENSES          INCOME (LOSS)
                                  END OF                INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,    PORTFOLIO
                                  PERIOD       NET          INCOME         REIMBURSEMENTS         REIMBURSEMENTS     TURNOVER
                              (MILLIONS)  EXPENSES          (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS         RATE (b)
BOND FUND@
Six Months Ended 2/28/05     $       188      0.67%           3.48%                  0.77%                  3.38%         243%
Year Ended 8/31/04           $       189      0.66%           3.33%                  0.78%                  3.21%         571%
Year Ended 8/31/03           $       308      0.66%           3.97%                  0.76%                  3.87%         679%
11/1/01 Through 8/31/02^^    $       312      0.66%           3.95%                  0.74%                  3.87%         572%
Year Ended 10/31/01          $       315      0.69%           5.77%                  0.70%                  5.76%         423%(x)
Year Ended 10/31/00          $       240      0.69%           6.19%                  0.69%                  6.19%         531%(x)
Year Ended 10/31/99          $       235      0.69%           5.72%                  0.69%                  5.72%         465%(x)

EMERGING MARKETS DEBT FUND
Six Months Ended 2/28/05     $        37      1.25%           6.71%                  1.70%                  6.26%         182%
Year Ended 8/31/04           $        36      1.26%(o)        7.01%                  1.65%                  6.62%         166%
Year Ended 8/31/03           $        60      1.25%           8.11%                  1.52%                  7.84%         157%
8/1/02 Through 8/31/02^^^    $        41      1.25%           9.86%                  1.30%                  9.81%          12%
Year Ended 7/31/02           $        35      1.25%           9.59%                  1.54%                  9.30%         110%(v)
Year Ended 7/31/01           $        35      1.25%          11.20%                  1.92%                 10.53%         141%(v)
Year Ended 7/31/00           $        20      1.25%          11.01%                  1.95%                 10.31%         295%(v)

GLOBAL STRATEGIC INCOME
FUND@
Six Months Ended 2/28/05     $         2      0.99%           4.00%                  2.02%                  2.97%         261%
Year Ended 8/31/04           $         2      1.01%(o)        5.44%                  1.95%                  4.50%         152%
Year Ended 8/31/03           $         3      1.00%           5.10%                  1.48%                  4.62%         248%
11/1/01 Through 8/31/02^^    $         5      1.00%           6.08%                  1.48%                  5.60%         178%
Year Ended 10/31/01          $         5      1.00%           7.32%                  2.63%                  5.69%         107%(y)
Year Ended 10/31/00          $         7      1.00%           7.05%                  2.50%                  5.55%         266%(y)
Year Ended 10/31/99          $         9      1.00%           6.35%                  1.54%                  5.81%         318%(y)

  #  Short periods have been annualized.
(b)  Not annualized for periods less than one year.
(x) Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.
(v) Percentages prior to 9/10/01 reflect the portfolio turnover of Emerging Markets Debt Portfolio, in which the fund invested all of its investable assets.
(y) Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.
(o)  Includes interest expense for custody overdraft of 1 basis point.

SEE NOTES TO FINANCIAL STATEMENTS.

                                      PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------------------------
                                          INCOME FROM INVESTMENT OPERATIONS:
                                       ----------------------------------------
                                                         NET GAINS
                                                    OR (LOSSES) ON
                            NET ASSET         NET       SECURITIES
                               VALUE,  INVESTMENT            (BOTH   TOTAL FROM
                            BEGINNING      INCOME     REALIZED AND   INVESTMENT
                            OF PERIOD      (LOSS)      UNREALIZED)   OPERATIONS
SHORT TERM BOND FUND@
Six Months Ended 2/28/05    $    9.84        0.15            (0.12)        0.03
Year Ended 8/31/04          $    9.86        0.22            (0.02)        0.20
Year Ended 8/31/03          $   10.04        0.26            (0.03)        0.23
11/1/01 Through 8/31/02^^   $   10.03        0.28             0.04         0.32
Year Ended 10/31/01         $    9.61        0.51^            0.46         0.97
Year Ended 10/31/00         $    9.70        0.58            (0.09)        0.49
Year Ended 10/31/99         $   10.00        0.57            (0.31)        0.26

SHORT TERM BOND FUND II
Six Months Ended 2/28/05    $   10.22        0.15            (0.13)        0.02
Year Ended 8/31/04          $   10.25        0.23^           (0.03)        0.20
Year Ended 8/31/03          $   10.35        0.27^           (0.05)        0.22
11/1/01 Through 8/31/02^^   $   10.40        0.26             0.07         0.33
Year Ended 10/31/01         $    9.90        0.42^            0.57         0.99
Year Ended 10/31/00         $    9.95        0.59            (0.05)        0.54
Year Ended 10/31/99         $   10.15        0.49            (0.20)        0.29

                                      PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------------------------
                                            LESS DISTRIBUTIONS:
                            ---------------------------------------------------
                             DIVIDENDS
                              FROM NET  DISTRIBUTIONS        TAX
                            INVESTMENT   FROM CAPITAL  RETURN OF           TOTAL
                                INCOME          GAINS    CAPITAL   DISTRIBUTIONS
SHORT TERM BOND FUND@
Six Months Ended 2/28/05          0.16             --         --            0.16
Year Ended 8/31/04                0.22             --         --            0.22
Year Ended 8/31/03                0.27           0.14         --            0.41
11/1/01 Through 8/31/02^^         0.27           0.04         --            0.31
Year Ended 10/31/01               0.55             --         --            0.55
Year Ended 10/31/00               0.58             --         --            0.58
Year Ended 10/31/99               0.51           0.05         --            0.56

SHORT TERM BOND FUND II
Six Months Ended 2/28/05          0.15             --         --            0.15
Year Ended 8/31/04                0.23             --         --+           0.23
Year Ended 8/31/03                0.27           0.05         --+           0.32
11/1/01 Through 8/31/02^^         0.27           0.11         --            0.38
Year Ended 10/31/01               0.49             --         --            0.49
Year Ended 10/31/00               0.59             --         --            0.59
Year Ended 10/31/99               0.49             --         --            0.49

  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split.
 ^^  The fund changed its fiscal year end from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.
  +  Rounds to less than .005 per share amount.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                             NET ASSET
                            VALUE, END                 TOTAL
                             OF PERIOD                RETURN (b)
SHORT TERM BOND FUND@
Six Months Ended 2/28/05    $     9.71                  0.28%
Year Ended 8/31/04          $     9.84                  1.99%
Year Ended 8/31/03          $     9.86                  2.28%
11/1/01 Through 8/31/02^^   $    10.04                  3.21%
Year Ended 10/31/01         $    10.03                 10.39%
Year Ended 10/31/00         $     9.61                  5.19%
Year Ended 10/31/99         $     9.70                  2.70%

SHORT TERM BOND FUND II
Six Months Ended 2/28/05    $    10.09                  0.17%
Year Ended 8/31/04          $    10.22                  2.01%
Year Ended 8/31/03          $    10.25                  2.15%
11/1/01 Through 8/31/02^^   $    10.35                  3.30%
Year Ended 10/31/01         $    10.40                 10.29%
Year Ended 10/31/00         $     9.90                  5.56%
Year Ended 10/31/99         $     9.95                  2.97%

                                                              RATIOS/SUPPLEMENTAL DATA:
                            --------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                         -------------------------------------------------------------------
                                                                                              NET INVESTMENT
                            NET ASSETS,                    NET               EXPENSES          INCOME (LOSS)
                                 END OF             INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                 PERIOD       NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                             (MILLIONS)  EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
SHORT TERM BOND FUND@
Six Months Ended 2/28/05    $       100      0.58%        3.06%                  0.73%                  2.91%         56%
Year Ended 8/31/04          $        94      0.58%        2.22%                  0.73%                  2.07%        261%
Year Ended 8/31/03          $       122      0.56%        2.59%                  0.71%                  2.44%        386%
11/1/01 Through 8/31/02^^   $       122      0.57%        3.22%                  0.72%                  3.07%        215%
Year Ended 10/31/01         $        67      0.60%        5.22%                  0.82%                  5.00%        160%(w)
Year Ended 10/31/00         $        38      0.60%        6.00%                  0.82%                  5.78%        271%(w)
Year Ended 10/31/99         $        39      0.57%        5.24%                  0.80%                  5.01%        398%(w)

SHORT TERM BOND FUND II
Six Months Ended 2/28/05    $       463      0.50%        2.92%                  0.69%                  2.73%         47%
Year Ended 8/31/04          $       492      0.50%        2.26%                  0.70%                  2.06%        253%
Year Ended 8/31/03          $       342      0.50%        2.58%                  0.70%                  2.38%        319%
11/1/01 Through 8/31/02^^   $       144      0.50%        2.91%                  0.70%                  2.71%        192%
Year Ended 10/31/01         $       144      0.50%        4.15%                  0.77%                  3.88%        315%
Year Ended 10/31/00         $        21      0.45%        5.99%                  1.02%                  5.42%        139%
Year Ended 10/31/99         $        28      0.42%        4.89%                  1.02%                  4.29%        302%

  #  Short periods have been annualized.
(b)  Not annualized for periods less than one year.
(w) Percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA@

                                                           PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------------------------------------------------------------------
                                          INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                       ----------------------------------------  ----------------------------------------
                                                         NET GAINS
                                                    OR (LOSSES) ON
                            NET ASSET         NET       SECURITIES                DIVIDENDS
                               VALUE,  INVESTMENT            (BOTH   TOTAL FROM    FROM NET  DISTRIBUTIONS
                            BEGINNING      INCOME     REALIZED AND   INVESTMENT  INVESTMENT   FROM CAPITAL          TOTAL
                            OF PERIOD      (LOSS)      UNREALIZED)   OPERATIONS      INCOME          GAINS  DISTRIBUTIONS
BOND FUND
Six Months Ended 2/28/05    $    9.97        0.18             0.08         0.26        0.22           0.30           0.52
Year Ended 8/31/04          $    9.95        0.36             0.32         0.68        0.36           0.30           0.66
Year Ended 8/31/03          $   10.05        0.43            (0.02)        0.41        0.43           0.08           0.51
11/1/01 Through 8/31/02^^   $   10.09        0.34             0.02         0.36        0.34           0.06           0.40
Year Ended 10/31/01         $    9.47        0.54^            0.72         1.26        0.62           0.02           0.64
Year Ended 10/31/00         $    9.46        0.64            (0.02)        0.62        0.61             --           0.61
Year Ended 10/31/99         $   10.02        0.60            (0.57)        0.03        0.59             --           0.59

  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares. Prior periods have been restated to reflect the split.
 ^^  The fund changed its fiscal year from October 31 to August 31.
  ^  Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                             NET ASSET
                            VALUE, END                 TOTAL
                             OF PERIOD                RETURN (b)
BOND FUND
Six Months Ended 2/28/05    $     9.71                  2.67%
Year Ended 8/31/04          $     9.97                  7.05%
Year Ended 8/31/03          $     9.95                  4.08%
11/1/01 Through 8/31/02^^   $    10.05                  3.80%
Year Ended 10/31/01         $    10.09                 13.63%
Year Ended 10/31/00         $     9.47                  6.92%
Year Ended 10/31/99         $     9.46                  0.28%

                                                              RATIOS/SUPPLEMENTAL DATA:
                            --------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                         -------------------------------------------------------------------
                                                                                              NET INVESTMENT
                            NET ASSETS,                    NET               EXPENSES          INCOME (LOSS)
                                 END OF             INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                 PERIOD       NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                             (MILLIONS)  EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE (b)
BOND FUND
Six Months Ended 2/28/05    $       358      0.40%        3.74%                  0.55%                  3.59%        243%
Year Ended 8/31/04          $       381      0.40%        3.59%                  0.56%                  3.43%        571%
Year Ended 8/31/03          $       444      0.40%        4.19%                  0.55%                  4.04%        679%
11/1/01 Through 8/31/02^^   $       609      0.40%        4.20%                  0.53%                  4.07%        572%
Year Ended 10/31/01         $       598      0.37%        6.08%                  0.47%                  5.98%        423%(x)
Year Ended 10/31/00         $       466      0.35%        6.49%                  0.42%                  6.42%        531%(x)
Year Ended 10/31/99         $       299      0.36%        6.08%                  0.49%                  5.95%        465%(x)

  #  Short periods have been annualized.
(b)  Not annualized for periods less than one year.
(x) Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
J.P. Morgan Mutual Fund Group and JPMorgan Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Short Term Bond Fund II (a separate series of J.P. Morgan Mutual Fund Group), JPMorgan Bond Fund, JPMorgan Enhanced Income Fund, JPMorgan Emerging Markets Debt Fund (formerly JPMorgan Fleming Emerging Markets Debt Fund), JPMorgan Global Strategic Income Fund and JPMorgan Short Term Bond Fund (separate series of JPMorgan Trust I) (hereafter collectively referred to as the "Funds") at February 28, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 25, 2005

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders of J.P. Morgan Funds ("JPMF") was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals: To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of shareholders of the JPMF approved the election of each Trustee by the following votes:

                                                                             AFFIRMATIVE          NEGATIVE
William J. Armstrong                                                          23,945,137           946,540
Roland R. Eppley, Jr.                                                         23,943,509           948,169
John F. Finn                                                                  23,946,044           945,633
Dr. Matthew Goldstein                                                         23,983,122           908,556
Robert J. Higgins                                                             23,942,018           949,660
Peter C. Marshall                                                             23,946,044           945,633
Marilyn McCoy                                                                 23,983,749           907,928
William G. Morton, Jr.                                                        23,940,389           951,288
Robert A. Oden, Jr.                                                           23,941,453           950,224
Fergus Reid, III                                                              23,940,546           951,131
Frederick W. Ruebeck                                                          23,984,028           907,649
James J. Schonbachler                                                         23,983,122           908,556
Leonard M. Spalding                                                           23,943,509           948,169

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which the Fund would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. The following Fund approved the Agreement and Plan of Reorganization by the following votes:

                                                                                   BROKER
                                               FOR      AGAINST      ABSTAIN    NON-VOTES
JPMorgan Emerging Markets Debt Fund     17,271,301      136,300      693,417    3,205,849

A Special Meeting of Shareholders of J.P. Morgan Institutional Funds ("JPMIF") was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals: To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of shareholders of the JPMIF approved the election of each Trustee by the following votes:

                                                                             AFFIRMATIVE          NEGATIVE
William J. Armstrong                                                       2,570,614,090        22,720,763
Roland R. Eppley, Jr.                                                      2,570,399,817        22,935,037
John F. Finn                                                               2,569,881,278        23,453,575
Dr. Matthew Goldstein                                                      2,570,332,886        23,001,967
Robert J. Higgins                                                          2,569,489,951        23,844,902
Peter C. Marshall                                                          2,569,718,781        23,616,072
Marilyn McCoy                                                              2,569,796,782        23,538,071
William G. Morton, Jr.                                                     2,569,572,614        23,762,240
Robert A. Oden, Jr.                                                        2,569,148,888        24,185,965
Fergus Reid, III                                                           2,570,290,303        23,044,550
Frederick W. Ruebeck                                                       2,569,687,035        23,647,818
James J. Schonbachler                                                      2,570,727,808        22,607,045
Leonard M. Spalding                                                        2,570,279,217        23,055,636

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which each of the Funds would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. The following Funds approved the Agreement and Plan of Reorganization by the following votes:

                                                                                   BROKER
                                               FOR      AGAINST      ABSTAIN    NON-VOTES
JPMorgan Bond Fund                     519,182,831      875,750      265,483    8,673,201
JPMorgan Global Strategic Income Fund   28,454,263       20,142       10,561    1,064,906
JPMorgan Short Term Bond Fund          449,627,214      549,723       39,341   15,332,708

A Special Meeting of Shareholders of J.P. Morgan Mutual Fund Group ("JPMMFG") was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals: To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of shareholders of the JPMMFG approved the election of each Trustee by the following votes:

                                                                     AFFIRMATIVE       NEGATIVE        ABSTAIN
William J. Armstrong                                                 128,297,849      3,531,682        261,556
Roland R. Eppley, Jr.                                                128,420,274      3,409,257        261,556
John F. Finn                                                         128,500,853      3,328,678        261,556
Dr. Matthew Goldstein                                                128,448,980      3,380,551        261,556
Robert J. Higgins                                                    128,521,979      3,307,551        261,556
Peter C. Marshall                                                    128,497,115      3,331,416        261,556
Marilyn McCoy                                                        128,478,689      3,350,842        261,556
William G. Morton, Jr.                                               128,470,511      3,359,020        261,556
Robert A. Oden, Jr.                                                  128,476,705      3,352,826        261,556
Fergus Reid, III                                                     128,378,739      3,450,792        261,556
Frederick W. Ruebeck                                                 128,426,489      3,403,042        261,556
James J. Schonbachler                                                128,537,477      3,292,054        261,556
Leonard M. Spalding                                                  128,197,032      3,632,498        261,556

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which the Fund would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. The necessary quorum was not met and, as a result, a majority of the shareholders of the Fund did not approve the Agreement and Plan of Reorganization. The following votes were represented:

                                                                                   BROKER
                                               FOR      AGAINST      ABSTAIN    NON-VOTES
JPMorgan Short Term Bond Fund II        44,881,345       39,939      155,878    3,391,120

To approve the amendment of certain fundamental investment restrictions on borrowing in order to make them simpler, more flexible and consistent with the borrowing restrictions for the other JPMorgan Funds. The necessary quorum was not met and, as a result, a majority of the shareholders of the Fund did not approve the Agreement and Plan of Reorganization. The following votes were represented:

                                                                                   BROKER
                                               FOR      AGAINST      ABSTAIN    NON-VOTES
JPMorgan Short Term Bond Fund II        44,864,382       41,811      170,968    3,391,120

A Special Meeting of Shareholders of J.P. Morgan Series Trust ("JPMST") was held on January 20, 2005, and adjourned and reconvened on February 3, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals: To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of shareholders of the JPMST approved the election of each Trustee by the following votes:

                                                                             AFFIRMATIVE          NEGATIVE
William J. Armstrong                                                       1,992,936,052         8,575,717
Roland R. Eppley, Jr.                                                      1,993,051,772         8,459,997
John F. Finn                                                               1,993,318,545         8,193,223
Dr. Matthew Goldstein                                                      1,993,320,045         8,191,724
Robert J. Higgins                                                          1,993,309,565         8,202,204
Peter C. Marshall                                                          1,993,308,029         8,203,740
Marilyn McCoy                                                              1,993,308,029         8,203,740
William G. Morton, Jr.                                                     1,993,305,371         8,206,397
Robert A. Oden, Jr.                                                        1,993,298,511         8,213,258
Fergus Reid, III                                                           1,992,861,420         8,650,349
Frederick W. Ruebeck                                                       1,993,251,990         8,259,779
James J. Schonbachler                                                      1,993,126,404         8,385,365
Leonard M. Spalding                                                        1,993,173,822         8,337,947

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which each of the JPMorgan Funds would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. The following Fund approved the Agreement and Plan of Reorganization by the following votes:

                                                                                   BROKER
                                               FOR      AGAINST      ABSTAIN    NON-VOTES
JPMorgan Enhanced Income Fund          187,049,628      117,369    1,464,793           --

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2005
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2004, and continued to hold your shares at the end of the reporting period, February 28, 2005.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                        EXPENSES PAID
                                                   BEGINNING              ENDING        DURING PERIOD
                                              ACCOUNT VALUE,      ACCOUNT VALUE,       SEPTEMBER 1 TO      ANNUALIZED
                                           SEPTEMBER 1, 2004   FEBRUARY 28, 2005    FEBRUARY 28, 2005*  EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------------
BOND FUND
CLASS A
    Actual period return                            $  1,000            $  1,025              $  3.72            0.74%
    Hypothetical                                    $  1,000            $  1,021              $  3.71            0.74%
CLASS B
    Actual period return                            $  1,000            $  1,021              $  7.47            1.49%
    Hypothetical                                    $  1,000            $  1,018              $  7.45            1.49%
CLASS C
    Actual period return                            $  1,000            $  1,021              $  7.47            1.49%
    Hypothetical                                    $  1,000            $  1,018              $  7.45            1.49%
INSTITUTIONAL
    Actual period return                            $  1,000            $  1,027              $  2.46            0.49%
    Hypothetical                                    $  1,000            $  1,023              $  2.46            0.49%
SELECT
    Actual period return                            $  1,000            $  1,025              $  3.36            0.67%
    Hypothetical                                    $  1,000            $  1,022              $  3.36            0.67%
ULTRA
    Actual period return                            $  1,000            $  1,027              $  2.01            0.40%
    Hypothetical                                    $  1,000            $  1,023              $  2.01            0.40%

ENHANCED INCOME FUND
INSTITUTIONAL
    Actual period return                            $  1,000            $  1,010              $  1.00            0.20%
    Hypothetical                                    $  1,000            $  1,024              $  1.00            0.20%

EMERGING MARKETS DEBT FUND
SELECT
    Actual period return                            $  1,000            $  1,113              $  6.55            1.25%
    Hypothetical                                    $  1,000            $  1,019              $  6.26            1.25%

                                                                                        EXPENSES PAID
                                                   BEGINNING              ENDING        DURING PERIOD
                                              ACCOUNT VALUE,      ACCOUNT VALUE,       SEPTEMBER 1 TO      ANNUALIZED
                                           SEPTEMBER 1, 2004   FEBRUARY 28, 2005    FEBRUARY 28, 2005*  EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME FUND
CLASS A
    Actual period return                            $  1,000            $  1,037              $  6.16            1.22%
    Hypothetical                                    $  1,000            $  1,019              $  6.11            1.22%
CLASS B
    Actual period return                            $  1,000            $  1,036              $  8.33            1.65%
    Hypothetical                                    $  1,000            $  1,017              $  8.25            1.65%
CLASS C
    Actual period return                            $  1,000            $  1,036              $  8.33            1.65%
    Hypothetical                                    $  1,000            $  1,017              $  8.25            1.65%
INSTITUTIONAL
    Actual period return                            $  1,000            $  1,039              $  3.29            0.65%
    Hypothetical                                    $  1,000            $  1,022              $  3.26            0.65%
SELECT
    Actual period return                            $  1,000            $  1,038              $  5.00            0.99%
    Hypothetical                                    $  1,000            $  1,020              $  4.96            0.99%
CLASS M
    Actual period return                            $  1,000            $  1,036              $  7.32            1.45%
    Hypothetical                                    $  1,000            $  1,018              $  7.25            1.45%

SHORT TERM BOND FUND
CLASS A
    Actual period return                            $  1,000            $  1,001              $  3.72            0.75%
    Hypothetical                                    $  1,000            $  1,021              $  3.76            0.75%
INSTITUTIONAL
    Actual period return                            $  1,000            $  1,004              $  1.49            0.30%
    Hypothetical                                    $  1,000            $  1,024              $  1.51            0.30%
SELECT
    Actual period return                            $  1,000            $  1,003              $  2.88            0.58%
    Hypothetical                                    $  1,000            $  1,022              $  2.91            0.58%

                                                                                        EXPENSES PAID
                                                   BEGINNING              ENDING        DURING PERIOD
                                              ACCOUNT VALUE,      ACCOUNT VALUE,       SEPTEMBER 1 TO      ANNUALIZED
                                           SEPTEMBER 1, 2004   FEBRUARY 28, 2005    FEBRUARY 28, 2005*  EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND II
CLASS A
    Actual period return                            $  1,000            $    999              $  3.72            0.75%
    Hypothetical                                    $  1,000            $  1,021              $  3.76            0.75%
CLASS M
    Actual period return                            $  1,000            $    998              $  4.90            0.99%
    Hypothetical                                    $  1,000            $  1,020              $  4.96            0.99%
SELECT
    Actual period return                            $  1,000            $  1,002              $  2.48            0.50%
    Hypothetical                                    $  1,000            $  1,023              $  2.51            0.50%

* Expenses are equal to the class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT www.jpmorganfunds.com. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, each Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. Each Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center                               PRSRT STD
6112 W. 73rd Street                                             U.S. POSTAGE
Bedford Park, IL 60638                                          PAID
                                                                PERMIT 2891
                                                                KANSAS CITY, MO

(C) J.P. Morgan Chase & Co., 2005 All rights reserved. February 2005.

                                                                     SAN-INC-205

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1)Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

        File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
        Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

EFFECTIVE FEBRUARY 19, 2005, THE REGISTRANT CHANGED ITS ADMINISTRATOR FROM JPMORGAN CHASE BANK TO JPMORGAN FUNDS MANAGEMENT, INC. THE ADMINISTRATOR PREPARES FINANCIAL REPORTS AND ADMINISTRATIVE FILINGS ON BEHALF OF THE REGISTRANT. ALL PRE-EXISTING POLICIES AND PROCEDURES REMAIN SUBSTANTIALLY THE SAME.

ITEM 12. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

        (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        JPMorgan Trust I
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By (Signature and Title)*              /s/ George C.W. Gatch
                          ------------------------------------------------------
                                    George C.W. Gatch, President

Date   May 9, 2005
     ---------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date    May 9, 2005
      --------------------------------------------------------------------------


By (Signature and Title)*              /s/ George C.W. Gatch
                          ------------------------------------------------------
                                    George C.W. Gatch, President

Date    May 9, 2005
      --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

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